Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 43.8% Value
Communications Services  3.9%
72,900 Alphabet, Inc., Class A $ 20,963,124
78,819 Alphabet, Inc., Class C 22,610,018
87,126 AT&T, Inc. 2,525,783
262 Cable One, Inc.
a
23,897
973 CarGurus , Inc.
a
33,131
67,993 Comcast Corporation 1,952,079
404 Fox Corporation, Class B 21,452
1,293 Iridium Communications, Inc. 35,868
21,629 Liberty Global, Ltd., Class A
a
261,495
763 Liberty Media Corporation-Liberty
Formula One
a
64,870
116 Madison Square Garden Sports
Corporation
a
37,282
39,448 Meta Platforms, Inc. 22,569,384
121,764 Netflix, Inc.
a
11,707,609
6,046 New York Times Company 506,232
21,722 News Corporation, Class A 541,530
584 Omnicom Group, Inc. 43,981
5,000 Reddit , Inc.
a
673,250
632 Roku, Inc.
a
59,800
1,534 Spotify Technology SA
a
743,852
648 Take-Two Interactive Software,
Inc.
a
127,980
2,509 T-Mobile US, Inc. 526,965
1,210 Trade Desk, Inc.
a
27,455
69,611 Universal Music Group NV 1,351,213
11,224 Walt Disney Company 1,081,769
83,413 Warner Brothers Discovery, Inc.
a
2,290,521
88,880 Warner Music Group Corporation 2,269,995
Total 93,050,535
Consumer Discretionary  4.5%
2,191 Adient plc
a
44,280
113,772 ADT, Inc. 747,482
5,330 Advance Auto Parts, Inc. 281,157
167,664 Amazon.com, Inc.
a
34,919,381
3,891 American Eagle Outfitters, Inc. 64,980
21,294 Aptiv plc
a
1,478,655
2,287 Aramark 92,715
70 AutoNation, Inc.
a
13,668
22 AutoZone, Inc.
a
74,311
392 Booking Holdings, Inc. 1,650,445
5,829 Boot Barn Holdings, Inc.
a
853,132
10,956 BorgWarner, Inc. 594,473
96 Bright Horizons Family Solutions,
Inc.
a
7,884
417 Brunswick Corporation 30,341
1,986 Buckle, Inc. 100,015
5,014 Build-A-Bear Workshop, Inc. 187,774
2,098 CarMax, Inc.
a
87,235
4,625 Carnival Corporation 119,695
41 Cavco Industries, Inc.
a
19,856
3,404 Chewy, Inc.
a
91,908
1,750 Chipotle Mexican Grill, Inc.
a
56,017
9,921 Churchill Downs, Inc. 891,203
161 Citi Trends, Inc.
a
6,975
13,764 D.R. Horton, Inc. 1,888,696
4,697 Dana, Inc. 158,054
1,048 Deckers Outdoor Corporation
a
104,894
226 Domino's Pizza, Inc. 81,087
6,303 DoorDash , Inc.
a
946,395
1,326 eBay, Inc. 120,693
868 Etsy, Inc.
a
43,383
1,100 Five Below, Inc.
a
251,328
21,163 Ford Motor Company 244,221
Shares Common Stock  43.8% Value
Consumer Discretionary  4.5% - continued
2,147 Fox Factory Holding Corporation
a
$ 35,340
3,349 Frontdoor , Inc.
a
177,028
1,759 Gap, Inc. 42,568
3,494 Garmin, Ltd. 810,643
12,896 General Motors Company 960,752
4,186 Gentex Corporation 91,464
218 GigaCloud Technology, Inc.
a
9,893
6,537 Goodyear Tire & Rubber
Company
a
43,340
120 Graham Holdings Company 126,871
719 Grand Canyon Education, Inc.
a
122,252
4,902 Helen of Troy, Ltd.
a
70,687
17,807 Hilton Worldwide Holdings, Inc. 5,414,753
17,213 Home Depot, Inc. 5,661,184
2,657 Installed Building Products, Inc. 704,504
8,235 Laureate Education, Inc.
a
286,907
874 Lear Corporation 105,824
35,754 Life Time Group Holdings, Inc.
a
963,213
224 Lithia Motors, Inc. 55,937
16,094 Lowe's Companies, Inc. 3,802,690
435 Lululemon Athletica , Inc.
a
66,599
172 M/I Homes, Inc.
a
21,061
2,934 Macy's, Inc. 53,076
10,043 Mattel, Inc.
a
145,925
3,496 Mohawk Industries, Inc.
a
344,216
1,148 Murphy USA, Inc. 567,078
42 NVR, Inc.
a
276,773
7,106 Ollie's Bargain Outlet Holdings,
Inc.
a
654,036
25,684 O'Reilly Automotive, Inc.
a
2,370,890
1,642 Ralph Lauren Corporation 564,832
352 Red Rock Resorts, Inc. 18,783
16,813 Ross Stores, Inc. 3,642,200
940 Service Corporation International/
US 77,559
22,608 SharkNinja , Inc.
a
2,394,187
6,480 Sonos , Inc.
a
86,832
86,901 Sony Group Corporation ADR
b
1,798,851
568 Strategic Education, Inc. 47,121
4,616 Tapestry, Inc. 651,364
1,136 Taylor Morrison Home Corporation
a
66,161
39,740 Tesla, Inc.
a
14,773,345
13,633 Texas Roadhouse, Inc. 2,251,354
3,962 TJX Companies, Inc. 632,731
1,262 Toll Brothers, Inc. 172,225
2,685 TopBuild Corporation
a
943,241
556 Ulta Beauty, Inc.
a
290,627
23,866 Universal Technical Institute, Inc.
a
861,563
264 Urban Outfitters, Inc.
a
16,724
17,424 Viking Holdings, Ltd.
a
1,280,316
392 Visteon Corporation 35,715
448 Wayfair, Inc.
a
33,694
367 Williams-Sonoma, Inc. 66,915
5,301 Wingstop , Inc. 821,496
248 Winmark Corporation 106,032
31,065 Wyndham Hotels & Resorts, Inc. 2,523,410
16,766 Wynn Resorts, Ltd. 1,702,587
62 Yum! Brands, Inc. 9,640
Total 106,107,342
Consumer Staples  1.4%
1,555 BellRing Brands, Inc.
a
25,020
666 BJ's Wholesale Club Holdings,
Inc.
a
65,548
570 Campbell's Company
b
12,694

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  43.8% Value
Consumer Staples  1.4% - continued
2,248 Casey's General Stores, Inc. $ 1,636,229
4,780 Central Garden & Pet Company,
Class A
a
154,968
12,236 Chefs' Warehouse, Inc.
a
727,430
1,490 Church & Dwight Company, Inc. 139,047
2,430 Coca-Cola Company 184,801
3,395 Colgate-Palmolive Company 289,356
13,499 Conagra Brands, Inc. 212,204
2,536 Costco Wholesale Corporation 2,526,946
4,978 Darling Ingredients, Inc.
a
307,889
453 Dollar General Corporation 53,785
332 Dollar Tree, Inc.
a
36,357
2,359 Edgewell Personal Care Company 50,341
138 Hershey Company 28,689
113 Ingles Markets, Inc. 10,158
663 Ingredion, Inc. 74,694
1,769 J.M. Smucker Company 170,602
4,929 John B. Sanfilippo & Son, Inc. 391,018
106,854 Keurig Dr Pepper, Inc. 2,813,466
1,084 Maplebear , Inc.
a
40,607
1,347 Marzetti Company 186,331
2,007 McCormick & Company, Inc. 101,233
929 Molson Coors Beverage Company 40,003
4,207 Monster Beverage Corporation
a
304,839
13,271 PepsiCo, Inc. 2,060,854
4,724 Philip Morris International, Inc. 781,066
613 Primo Brands Corporation 11,543
9,798 Procter & Gamble Company 1,415,223
12 Seaboard Corporation 67,848
1,844 Simply Good Foods Company
a
26,461
1,217 Smithfield Foods, Inc. 34,039
569 Sprouts Farmers Markets, Inc.
a
43,887
44,660 Sysco Corporation 3,185,598
26,609 Turning Point Brands, Inc. 2,309,395
3,330 Tyson Foods, Inc. 213,353
64,053 Unilever plc ADR 3,649,099
675 Universal Corporation 35,573
582 US Foods Holding Corporation
a
53,666
8,192 Vita Coco Company, Inc.
a
392,479
58,512 Walmart, Inc. 7,271,871
394 WD-40 Company 80,352
Total 32,216,562
Energy  2.0%
5,482 Amplify Energy Corporation
a
34,208
43,911 Antero Midstream Corporation 1,001,171
5,249 Antero Resources Corporation
a
222,768
2,054 Archrock , Inc. 71,479
371 Baker Hughes Company 22,649
173 California Resources Corporation 11,975
5,610 Cheniere Energy, Inc. 1,591,894
7,882 Chevron Corporation 1,630,786
1,829 Chord Energy Corporation 260,047
1,290 CNX Resources Corporation
a
49,729
57,027 ConocoPhillips 7,527,564
64,677 Devon Energy Corporation 3,254,547
18,680 DHT Holdings, Inc. 341,284
658 Diamondback Energy, Inc. 130,146
7,924 Dorian LPG, Ltd. 271,001
1,656 DT Midstream, Inc. 223,013
110,915 Enterprise Products Partners, LP 4,197,024
2,987 EOG Resources, Inc. 431,831
1,824 EQT Corporation 116,079
3,251 Expand Energy Corporation 356,895
67,319 Exxon Mobil Corporation 11,421,341
Shares Common Stock  43.8% Value
Energy  2.0% - continued
1,777 Gulfport Energy Corporation
a
$ 375,960
81,625 Halliburton Company 3,182,559
568 Hess Midstream, LP 22,078
1,551 HF Sinclair Corporation 96,767
36,380 Kinder Morgan, Inc. 1,219,821
1,443 Kodiak Gas Services, Inc. 84,156
11,096 Marathon Petroleum Corporation 2,709,421
15,450 Matador Resources Company 976,131
1,289 NOV, Inc. 24,246
948 Occidental Petroleum Corporation 61,620
304 Oceaneering International, Inc.
a
10,783
2,602 ONEOK, Inc. 235,195
3,621 Ovintiv , Inc. 214,943
80,504 Patterson-UTI Energy, Inc. 871,858
18,724 Permian Resources Corporation 399,196
1,810 Phillips 66 329,746
3,124 Range Resources Corporation 141,142
702 Scorpio Tankers, Inc. 52,411
3,631 SM Energy Company 113,215
2,223 Talos Energy, Inc.
a
35,034
168 Targa Resources Corporation 42,123
25,192 TechnipFMC plc 1,741,523
278 Teekay Tankers, Ltd. 20,383
86,792 Transocean, Ltd.
a
575,431
363 Valero Energy Corporation 89,690
1,074 Viper Energy, Inc. 50,467
14,098 Williams Companies, Inc. 1,026,052
Total 47,869,382
Financials  5.8%
509 ACNB Corporation 24,366
2,414 Affiliated Managers Group, Inc. 667,954
1,198 Affirm Holdings, Inc.
a
54,892
9,988 Allstate Corporation 2,070,912
18,084 Ally Financial, Inc. 709,435
3,919 Amalgamated Financial
Corporation 152,332
14,248 American Express Company 4,309,735
844 American Financial Group, Inc. 107,787
29,104 American International Group, Inc. 2,190,076
5,006 Ameriprise Financial, Inc. 2,224,666
364 Ameris Bancorp 28,388
933 Aon plc 301,154
15,346 Arch Capital Group, Ltd.
a
1,473,063
1,241 Arrow Financial Corporation 41,660
2,303 Artisan Partners Asset
Management, Inc. 83,806
14,650 Associated Banc-Corp 378,849
901 Assurant, Inc. 196,247
2,996 Assured Guaranty, Ltd. 244,114
8,161 Atlantic Union Bankshares
Corporation 291,674
1,268 Axis Capital Holdings, Ltd. 128,588
20,338 Banc of California, Inc. 357,542
148,389 Bank of America Corporation 7,233,964
1,494 Bank of Marin Bancorp 38,291
33,396 Bank of New York Mellon
Corporation 3,961,767
585 Bank OZK 26,846
80 BankUnited , Inc. 3,613
862 Bankwell Financial Group, Inc. 41,824
495 Banner Corporation 30,037
1,155 Bar Harbor Bankshares 37,480
2,079 Beacon Financial Corporation 62,370
9,324 Berkshire Hathaway, Inc.
a
4,468,061

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  43.8% Value
Financials  5.8% - continued
2,246 BGC Group, Inc. $ 21,966
1,491 BlackRock, Inc. 1,433,910
486 Block, Inc.
a
29,247
4,582 Blue Owl Capital, Inc. 41,834
295 Bread Financial Holdings, Inc. 22,093
13,761 Bridgewater Bancshares, Inc.
a
243,570
369 Burke & Herbert Financial Services
Corporation 22,985
6,572 Byline Bancorp, Inc. 207,478
297 C&F Financial Corporation 21,663
155 Camden National Corporation 7,355
25,378 Capital One Financial Corporation 4,629,709
7,629 Capitol Federal Financial, Inc. 54,395
773 Carlyle Group, Inc. 37,405
118 Cathay General Bancorp 5,883
3,714 Central Pacific Financial
Corporation 118,699
60,388 Charles Schwab Corporation 5,675,264
1,291 ChoiceOne Financial Services, Inc. 36,303
8,942 Chubb, Ltd. 2,914,466
44 Cincinnati Financial Corporation 6,923
4,542 Citigroup, Inc. 515,108
1,021 Citizens Financial Group, Inc. 61,229
215 Citizens Financial Services, Inc. 13,147
1,818 Civista Bancshares, Inc. 41,432
85 CNA Financial Corporation 3,903
1,212 CNB Financial Corporation 35,100
4,741 CNO Financial Group, Inc. 194,665
157 Coinbase Global, Inc.
a
27,414
7,204 Columbia Banking System, Inc. 197,606
929 Commerce Bancshares, Inc. 45,707
98 Community Financial System, Inc. 5,748
3,500 Community Trust Bancorp, Inc. 212,520
1,700 Community West Bancshares 39,610
5,403 ConnectOne Bancorp, Inc. 144,638
61 Corpay , Inc.
a
17,750
519 Cullen/Frost Bankers, Inc. 71,145
5,018 Customers Bancorp, Inc.
a
348,299
7,507 Donnelley Financial Solutions, Inc.
a
353,880
1,664 East West Bancorp, Inc. 177,649
980 Eastern Bankshares , Inc. 19,169
3,249 Enova International, Inc.
a
441,312
2,654 Enterprise Financial Services
Corporation 143,608
2,938 Essent Group, Ltd. 171,697
477 Euronet Worldwide, Inc.
a
31,658
700 Evercore , Inc. 208,957
109 Everest Group, Ltd. 35,627
706 F&G Annuities & Life, Inc. 17,876
5,419 F.N.B. Corporation 90,606
690 FactSet Research Systems, Inc. 149,723
340 Farmers National Banc
Corporation 4,474
2,258 Federal Agricultural Mortgage
Corporation 334,974
2,710 Federated Hermes, Inc. 153,684
2,510 Fidelity National Information
Services, Inc. 117,744
6,019 Fifth Third Bancorp 279,643
3,716 Financial Institutions, Inc. 117,834
2,588 First American Financial
Corporation 156,031
17,712 First Bancorp/Puerto Rico 378,328
2,635 First Bank/Hamilton, NJ 42,160
18 First Citizens BancShares , Inc./NC 33,924
436 First Financial Bankshares , Inc. 12,840
Shares Common Stock  43.8% Value
Financials  5.8% - continued
1,924 First Financial Corporation $ 121,597
177 First Hawaiian, Inc. 4,361
5,101 First Horizon Corporation 116,099
1,701 First Merchants Corporation 65,880
1,559 First Mid-Illinois Bancshares, Inc. 64,215
1,483 FirstCash Holdings, Inc. 278,804
889 Flagstar Bank NA 11,708
1,800 Flushing Financial Corporation 27,648
809 Flywire Corporation
a
9,417
3,142 Franklin Resources, Inc. 74,214
4,301 Fulton Financial Corporation 87,482
70,416 Genworth Financial, Inc.
a
571,778
665 Glacier Bancorp, Inc. 29,706
466 Global Life, Inc. 64,853
580 Global Payments, Inc. 39,034
2,564 Great Southern Bancorp, Inc. 161,865
1,591 Hamilton Lane, Inc. 158,145
466 Hancock Whitney Corporation 29,633
6,677 Hanmi Financial Corporation 176,006
275 Hanover Insurance Group, Inc. 47,671
3,156 Hartford Insurance Group, Inc. 426,786
747 HBT Financial, Inc. 19,960
1,290 Hilltop Holdings, Inc. 46,208
998 Home BancShares , Inc. 26,876
2,534 Hometrust Bancshares, Inc. 108,075
3,064 Horizon Bancorp, Inc. 50,770
5,398 Houlihan Lokey , Inc. 775,261
6,272 Huntington Bancshares, Inc./OH 98,157
43 Independent Bank Corporation/MA 3,234
2,108 Independent Bank Corporation/MI 70,196
482 Interactive Brokers Group, Inc. 32,328
33,640 Intercontinental Exchange, Inc. 5,290,899
18,191 Invesco, Ltd. 441,859
14 Jack Henry & Associates, Inc. 2,213
2,040 Jackson Financial, Inc. 215,669
1,659 Jefferies Financial Group, Inc. 68,467
46,899 JPMorgan Chase & Company 13,795,810
6,330 Kearny Financial Corporation/MD 47,791
4,883 Kemper Corporation 149,224
1,576 KeyCorp 31,599
1,250 Lazard, Inc. 53,100
1,864 LendingClub Corporation
a
26,692
1,713 Lincoln National Corporation 60,811
265 Loews Corporation 28,286
1,244 M&T Bank Corporation 257,160
52 Markel Group, Inc.
a
99,532
589 MarketAxess Holdings, Inc. 97,173
14,976 Marsh & McLennan Companies,
Inc. 2,597,587
5,428 Mastercard , Inc. 2,712,154
1,025 Mercantile Bank Corporation 51,762
369 Mercury General Corporation 32,527
208 Meridian Corporation 3,944
31,365 MetLife, Inc. 2,218,133
30,136 MGIC Investment Corporation 791,070
2,326 Moody's Corporation 1,014,718
59,648 Morgan Stanley 9,816,271
3,363 Morningstar, Inc. 568,515
24,303 Nasdaq, Inc. 2,063,082
2,874 NBT Bancorp, Inc. 122,375
7,317 NMI Holdings, Inc.
a
274,461
1,720 Northeast Community Bancorp,
Inc. 40,936
2,670 Northern Trust Corporation 372,652
3,478 Northfield Bancorp, Inc. 47,092

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  43.8% Value
Financials  5.8% - continued
2,296 Northpointe Bancshares, Inc. $ 39,629
1,510 Northrim BanCorp , Inc. 34,549
8,153 Northwest Bancshares, Inc. 103,462
3,401 OFG Bancorp 137,604
43,454 Old National Bancorp 960,333
28,341 Old Republic International
Corporation 1,130,806
9,100 Old Second Bancorp, Inc. 183,456
2,165 OneMain Holdings, Inc. 115,806
1,434 Orange County Bancorp, Inc. 45,859
5,089 Orrstown Financial Services, Inc. 183,611
815 Palomar Holdings, Inc.
a
97,393
1,272 Parke Bancorp, Inc. 36,125
672 Paymentus Holdings, Inc.
a
17,069
1,868 PCB Bancorp 42,011
267 PennyMac Financial Services, Inc. 23,336
555 Peoples Financial Services
Corporation 29,598
1,356 Pinnacle Financial Partners, Inc. 116,806
792 Piper Sandler Companies 60,628
274 PNC Financial Services Group,
Inc. 57,017
3,762 Popular, Inc. 504,748
1,190 Principal Financial Group, Inc. 107,231
3,451 Progressive Corporation 684,126
715 Prosperity Bancshares, Inc. 48,034
1,405 Provident Financial Services, Inc. 29,730
1,884 Prudential Financial, Inc. 184,048
4,669 Radian Group, Inc. 154,451
828 Raymond James Financial, Inc. 119,886
2,172 Regions Financial Corporation 56,733
3,649 Reinsurance Group of America,
Inc. 744,980
792 RenaissanceRe Holdings, Ltd. 235,406
261 Renasant Corporation 9,430
1,022 RLI Corporation 58,295
50,062 Robinhood Markets, Inc.
a
3,469,297
1,450 Rocket Companies, Inc.
a
20,663
243 S&P Global, Inc. 103,358
20,951 SEI Investments Company 1,644,025
364 Selective Insurance Group, Inc. 27,442
174 ServisFirst Bancshares, Inc. 12,672
3,032 Shore Bancshares, Inc. 56,638
3,950 Simmons First National
Corporation 76,828
1,090 South Plains Financial, Inc. 45,671
340 Southern Missouri Bancorp, Inc. 21,740
6,893 SouthState Bank Corporation 637,740
932 Starwood Property Trust, Inc. 16,049
1,946 State Street Corporation 246,286
1,363 StepStone Group, Inc. 65,042
7,183 Stifel Financial Corporation 530,967
10,341 Stock Yards Bancorp, Inc. 685,505
208 StoneX Group, Inc.
a
16,775
176 Texas Capital Bancshares, Inc.
a
16,699
1,626 Third Coast Bancshares, Inc.
a
61,512
19,220 Toast, Inc.
a
509,522
679 Tompkins Financial Corporation 53,532
2,042 Towne Bank/Portsmouth, VA 68,754
999 TPG RE Finance Trust, Inc. 7,802
914 TPG, Inc. 37,026
2,582 Tradeweb Markets, Inc. 303,798
24,031 Triumph Financial, Inc.
a
1,433,689
1,588 U.S. Bancorp 82,592
1,355 UMB Financial Corporation 152,830
Shares Common Stock  43.8% Value
Financials  5.8% - continued
891 United Bankshares , Inc. $ 36,905
2,685 United Community Banks, Inc. 84,551
1,225 Unity Bancorp, Inc. 63,492
651 Univest Financial Corporation 22,303
3,897 Unum Group 284,598
22,645 Valley National Bancorp 278,081
1,463 Virtu Financial, Inc. 64,343
31,783 Visa, Inc. 9,606,094
20 Webster Financial Corporation 1,388
98,354 Wells Fargo & Company 7,829,962
8,817 WesBanco , Inc. 304,098
1,912 Western Alliance Bancorp 135,465
8,013 Western Union Company 69,953
192 Willis Towers Watson plc 55,814
3,162 Wintrust Financial Corporation 439,328
3,939 WisdomTree , Inc. 57,352
95 WSFS Financial Corporation 6,219
8,634 Zions Bancorp NA 497,491
Total 136,706,678
Health Care  4.5%
1,359 4D Molecular Therapeutics, Inc.
a
12,652
1,075 AbbVie, Inc. 233,802
2,487 Adaptive Biotechnologies
Corporation
a
34,520
16,824 Agilent Technologies, Inc. 1,917,599
623 Agios Pharmaceuticals, Inc.
a
21,076
1,234 Align Technology, Inc.
a
211,545
2,406 Alnylam Pharmaceuticals, Inc.
a
796,073
11,640 Amgen, Inc. 4,095,534
849 Anika Therapeutics, Inc.
a
12,310
1,953 Arcus Biosciences, Inc.
a
42,185
1,166 Argenx SE ADR
a
851,471
446 Artivion , Inc.
a
16,332
288 Avanos Medical, Inc.
a
4,035
25,036 Avantor , Inc.
a
196,282
1,088 Azenta , Inc.
a
22,989
469 Biogen, Inc.
a
85,982
4,965 BioMarin Pharmaceutical, Inc.
a
280,473
6,999 Bio- Techne Corporation 365,768
24,927 Boston Scientific Corporation
a
1,564,169
5,374 BridgeBio Pharma, Inc.
a
399,073
23,824 BrightSpring Health Services, Inc.
a
1,015,141
23,860 Bristol-Myers Squibb Company 1,447,109
256 Bruker Corporation 9,247
611 Cardinal Health, Inc. 129,110
9,025 Cencora , Inc. 2,835,113
29,551 Centene Corporation
a
967,500
1,393 Charles River Laboratories
International, Inc.
a
240,292
14,145 Cigna Group 3,773,179
16,166 Concentra Group Holdings Parent,
Inc. 346,761
4,484 Cooper Companies, Inc.
a
320,606
26,774 Danaher Corporation 5,076,350
2,925 Denali Therapeutics, Inc.
a
56,160
4,526 Dentsply Sirona, Inc. 52,502
7,594 Dexcom , Inc.
a
476,903
2,333 Edwards Lifesciences Corporation
a
186,827
8,190 Elanco Animal Health, Inc.
a
195,987
549 Elevance Health, Inc. 160,720
13,037 Eli Lilly & Company 11,991,041
2,760 Enanta Pharmaceuticals, Inc.
a
34,859
12,102 Encompass Health Corporation 1,170,626
3,304 Enovis Corporation
a
75,166

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  43.8% Value
Health Care  4.5% - continued
727 Envista Holdings Corporation
a
$ 18,444
2,244 Exelixis , Inc.
a
96,245
2,300 Fate Therapeutics, Inc.
a
2,760
5,240 Fortrea Holdings, Inc.
a
49,361
1,257 GE HealthCare Technologies, Inc. 89,473
4,526 GeneDx Holdings Corporation
a
290,660
24,876 Gilead Sciences, Inc. 3,466,968
1,274 Globus Medical, Inc.
a
109,768
5,765 Guardant Health, Inc.
a
532,513
1,511 Henry Schein, Inc.
a
111,361
145 Humana, Inc. 25,142
12,950 ICON plc
a
1,433,047
6,776 ICU Medical, Inc.
a
875,120
4,533 IDEXX Laboratories, Inc.
a
2,547,047
2,665 Illumina, Inc.
a
328,488
1,423 Insmed , Inc.
a
232,689
1,826 Insulet Corporation
a
383,168
14,617 Intuitive Surgical, Inc.
a
6,738,291
892 Ionis Pharmaceuticals, Inc.
a
66,980
994 IQVIA Holding, Inc.
a
169,517
8,081 iRhythm Holdings, Inc.
a
953,720
594 Jazz Pharmaceuticals, Inc.
a
112,296
27,931 Johnson & Johnson 6,827,454
15,784 Labcorp Holdings, Inc. 4,211,329
5,263 LivaNova plc
a
334,516
2,385 Masimo Corporation
a
424,220
3,098 Medpace Holdings, Inc.
a
1,487,629
28,923 Medtronic plc 2,506,178
53,099 Merck & Company, Inc. 6,387,279
297 Merit Medical Systems, Inc.
a
20,472
259 Mettler -Toledo International, Inc.
a
326,651
5,208 Mirum Pharmaceuticals, Inc.
a
481,115
1,553 Moderna , Inc.
a
78,892
1,672 Myriad Genetics, Inc.
a
7,524
6,226 Natera , Inc.
a
1,245,138
6,337 Neogen Corporation
a
58,871
6,021 Neurocrine Biosciences, Inc.
a
793,206
358 Option Care Health, Inc.
a
9,637
2,263 Penumbra, Inc.
a
743,101
5,923 Pfizer, Inc. 166,318
595 Prestige Consumer Healthcare,
Inc.
a
35,266
1,123 QIAGEN NV 44,965
158 Quest Diagnostics, Inc. 30,965
8,675 RadNet , Inc.
a
484,846
155 REGENXBIO, Inc.
a
1,299
11,832 Repligen Corporation
a
1,394,046
155 ResMed , Inc. 34,794
782 Revolution Medicines, Inc.
a
76,049
921 Revvity , Inc. 80,689
16,705 Royalty Pharma plc 801,339
1,052 Sotera Health Company
a
15,086
10,753 STERIS plc 2,377,811
3,947 Stryker Corporation 1,296,945
1,844 Tenet Healthcare Corporation
a
347,981
21,842 Twist Bioscience Corporation
a
1,037,932
5,312 UFP Technologies, Inc.
a
1,028,403
2,356 Ultragenyx Pharmaceutical, Inc.
a
49,358
363 United Therapeutics Corporation
a
215,252
7,814 UnitedHealth Group, Inc. 2,114,390
123 Universal Health Services, Inc. 22,013
4,058 Varex Imaging Corporation
a
43,055
1,056 Vaxcyte , Inc.
a
61,364
5,385 Veeva Systems, Inc.
a
945,929
13,401 Vericel Corporation
a
431,110
Shares Common Stock  43.8% Value
Health Care  4.5% - continued
3,185 Vertex Pharmaceuticals, Inc.
a
$ 1,422,230
24,690 Viatris , Inc. 333,562
3,431 Vir Biotechnology, Inc.
a
30,742
63 Waters Corporation
a
18,761
44,451 Waystar Holding Corporation
a
1,071,714
5,604 West Pharmaceutical Services,
Inc. 1,404,587
1,996 Xencor , Inc.
a
24,072
820 Xenon Pharmaceuticals, Inc.
a
47,683
31,592 Zimmer Biomet Holdings, Inc. 2,856,549
6,271 Zoetis, Inc. 741,295
Total 107,389,739
Industrials  6.1%
2,781 3M Company 403,885
11,926 AAON, Inc. 986,876
2,771 Acuity, Inc. 776,490
12,235 Advanced Drainage Systems, Inc. 1,677,786
1,172 AECOM 99,409
206 AGCO Corporation 23,869
53,761 Alight, Inc. 31,327
1,944 Allegheny Technologies, Inc.
a
282,774
974 Allegion plc 141,512
604 Allison Transmission Holdings, Inc. 70,704
50,677 Amentum Holdings, Inc.
a
1,321,656
1,063 American Superconductor
Corporation
a
35,983
10,204 AMETEK, Inc. 2,187,329
2,434 API Group Corporation
a
98,626
5,177 Applied Industrial Technologies,
Inc. 1,373,562
715 Arcosa , Inc. 75,890
2,162 Armstrong World Industries, Inc. 356,298
6,913 Atmus Filtration Technologies, Inc. 392,451
9,644 Automatic Data Processing, Inc. 1,959,468
2,238 Axon Enterprise, Inc.
a
950,456
230 AZZ, Inc. 28,780
6,058 Badger Infrastructure Solutions,
Ltd. 270,173
10,500 Barrett Business Services, Inc. 306,390
164 Bloom Energy Corporation
a
22,220
1,082 Brady Corporation 87,902
1,144 BrightView Holdings, Inc.
a
13,488
77 Brink's Company 7,979
174 Broadridge Financial Solutions,
Inc. 28,271
15,042 BWX Technologies, Inc. 3,075,939
613 C.H. Robinson Worldwide, Inc. 101,801
145 CACI International, Inc.
a
78,861
6,204 Casella Waste Systems, Inc.
a
492,225
13,847 Caterpillar, Inc. 9,810,046
10,061 CECO Environmental Corporation
a
599,434
3,275 Cintas Corporation 553,933
6,145 Clean Harbors, Inc.
a
1,761,956
244,679 CNH Industrial NV 2,691,469
1,715 Concentrix Corporation 46,922
5,418 Construction Partners, Inc.
a
602,048
13,741 Copart , Inc.
a
456,201
4,186 CRA International, Inc. 677,630
469 Crane Company 80,199
3,037 CSW Industrials, Inc. 791,381
96,220 CSX Corporation 3,949,831
642 Cummins, Inc. 345,409
1,314 Curtiss-Wright Corporation 894,992
66,385 Delta Air Lines, Inc. 4,413,275

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  43.8% Value
Industrials  6.1% - continued
3,372 DNOW, Inc.
a
$ 40,161
2,071 Donaldson Company, Inc. 175,766
96 Dycom Industries, Inc.
a
32,527
10,992 Eaton Corporation plc 3,931,509
6,310 EMCOR Group, Inc. 4,658,736
15,069 Enerpac Tool Group Corporation 549,566
1,071 EnerSys 186,054
3,285 EnPro , Inc. 823,385
217 Equifax, Inc. 39,075
104 ESCO Technologies, Inc. 29,262
2,164 ExlService Holdings, Inc.
a
65,894
151,303 Fastenal Company 7,020,459
4,863 Federal Signal Corporation 525,885
3,415 Ferguson Enterprises, Inc. 796,583
48,759 Flowserve Corporation 3,584,274
10,784 Fluor Corporation
a
503,074
759 Fortive Corporation 41,958
2,105 Fortune Brands Innovations, Inc. 82,032
1,976 FTAI Aviation, Ltd. 484,120
1,129 Gates Industrial Corporation plc
a
25,527
56 GATX Corporation 9,561
2,787 GE Vernova , Inc. 2,432,772
8,952 General Dynamics Corporation 3,072,505
27,481 General Electric Company 7,798,283
2,076 Genpact , Ltd. 77,331
8,112 Graco , Inc. 686,681
1,164 HEICO Corporation 245,709
5,521 Helios Technologies, Inc. 357,264
36,013 Hexcel Corporation 2,914,532
764 HNI Corporation 25,510
18,493 Honeywell International, Inc. 4,179,973
8,687 Howmet Aerospace, Inc. 2,002,006
70 Hubbell, Inc. 34,352
1,629 Hudson Technologies, Inc.
a
9,579
165 Huntington Ingalls Industries, Inc. 62,683
4,036 ICF International, Inc. 263,510
853 IDEX Corporation 161,686
750 IES Holdings, Inc.
a
357,352
1,282 Ingersoll Rand, Inc. 102,714
239 Insteel Industries, Inc. 8,033
1,574 ITT Corporation 299,894
15,128 Jacobs Solutions, Inc. 1,925,492
11,609 JB Hunt Transport Services, Inc. 2,459,947
444 Kennametal, Inc. 16,042
1,066 Kirby Corporation
a
141,650
189 Knight-Swift Transportation
Holdings, Inc. 10,883
4,892 Korn Ferry 307,951
11,272 L3Harris Technologies, Inc. 3,890,531
363 Leidos Holdings, Inc. 56,454
10,332 Limbach Holdings, Inc.
a
806,413
4,548 Lincoln Electric Holdings, Inc. 1,132,816
1,582 Lyft, Inc.
a
21,041
2,570 Masco Corporation 155,151
199 MasTec , Inc.
a
64,026
420 Maximus, Inc. 26,922
1,282 McGrath RentCorp 141,379
9,545 Mercury Systems, Inc.
a
695,926
1,792 Middleby Corporation
a
237,583
7,277 MillerKnoll , Inc. 105,225
5,078 Modine Manufacturing Company
a
1,100,453
4,404 Moog, Inc. 1,288,787
2,418 Mueller Industries, Inc. 267,914
22,485 Mueller Water Products, Inc. 618,113
202 MYR Group, Inc.
a
57,029
Shares Common Stock  43.8% Value
Industrials  6.1% - continued
1,830 Nextpower , Inc.
a
$ 220,606
85 Nordson Corporation 22,615
44,229 NPK International, Inc.
a
640,878
9,510 nVent Electric plc 1,124,843
5,293 Old Dominion Freight Line, Inc. 1,034,252
546 Oshkosh Corporation 80,377
5,854 Otis Worldwide Corporation 451,226
605 Owens Corning, Inc. 65,473
8,040 Parker-Hannifin Corporation 7,197,730
1,120 Paychex, Inc. 103,174
455 Paylocity Holding Corporation
a
49,158
4,047 Pentair plc 352,534
3,250 Proficient Auto Logistics, Inc.
a
22,035
2,704 Quanta Services, Inc. 1,484,550
2,443 RBC Bearings, Inc.
a
1,326,842
213 Regal Rexnord Corporation 39,886
2,933 Republic Services, Inc. 642,386
4,527 Rockwell Automation, Inc. 1,624,650
13,364 RTX Corporation 2,577,916
68 Ryder System, Inc. 13,920
708 Science Applications International
Corporation 67,203
2,290 Sensata Technologies Holding plc 80,654
228 SkyWest, Inc.
a
20,937
334 SPX Technologies, Inc.
a
66,780
3,032 SS&C Technologies Holdings, Inc. 204,872
2,889 Standex International Corporation 736,291
1,732 Stanley Black & Decker, Inc. 123,076
1,835 Sterling Construction Company,
Inc.
a
747,340
423 Tetra Tech, Inc. 12,741
117 Textron, Inc. 10,245
1,412 Timken Company 142,005
2,859 Toro Company 267,145
711 Trane Technologies plc 296,302
8,453 Transcat , Inc.
a
620,873
680 Trex Company, Inc.
a
24,766
61,090 Uber Technologies, Inc.
a
4,394,204
1,397 UL Solutions, Inc. 119,737
1,357 United Airlines Holdings, Inc.
a
124,939
477 United Rentals, Inc. 347,523
8,137 Veralto Corporation 719,474
7,829 Verisk Analytics, Inc. 1,485,553
2,296 Verra Mobility Corporation
a
32,810
6,650 Vertiv Holdings Company 1,666,357
867 Wabtec Corporation 216,672
1,673 Waste Management, Inc. 384,439
83 Watts Water Technologies, Inc. 24,094
3,362 WESCO International, Inc. 919,910
5,520 Willdan Group, Inc.
a
422,611
322 Woodward, Inc. 115,250
10,694 Xylem, Inc. 1,277,933
2,196 Zurn Elkay Water Solutions
Corporation 98,469
Total 144,506,867
Information Technology  12.0%
2,621 Adobe, Inc.
a
637,113
18,941 Advanced Micro Devices, Inc.
a
3,853,168
951 Ambarella , Inc.
a
48,953
2,555 Amkor Technology, Inc. 115,052
32,626 Amphenol Corporation 4,122,295
3,989 Analog Devices, Inc. 1,269,060
140,845 Apple, Inc. 35,745,053
2,919 Applied Materials, Inc. 997,685

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  43.8% Value
Information Technology  12.0% - continued
55,605 Arista Networks, Inc.
a
$ 6,827,182
837 Arrow Electronics, Inc.
a
120,034
2,265 ASGN, Inc.
a
87,678
121 Astera Labs, Inc.
a
13,262
9,144 Autodesk, Inc.
a
2,189,074
1,851 Avnet, Inc. 114,059
2,442 Bel Fuse, Inc. 483,467
677 Blackbaud , Inc.
a
26,139
60,009 Broadcom, Inc. 18,573,386
2,195 Cadence Design Systems, Inc.
a
609,925
150 Calix, Inc.
a
7,348
3,046 Celestica, Inc.
a
857,997
324 Ciena Corporation
a
125,786
1,216 Cirrus Logic, Inc.
a
175,858
68,263 Cisco Systems, Inc. 5,296,526
6,016 Cloudflare , Inc.
a
1,241,341
24,337 Cognex Corporation 1,192,270
1,899 Cognizant Technology Solutions
Corporation 116,504
5,221 Coherent Corporation
a
1,243,694
284 Cohu , Inc.
a
8,696
477 CommVault Systems, Inc.
a
37,153
3,605 Corning, Inc. 490,172
5,327 Crane NXT Company 216,223
154 Credo Technology Group Holding,
Ltd.
a
14,456
89 CTS Corporation 4,251
935 Datadog , Inc.
a
110,377
9,796 DigitalOcean Holdings, Inc.
a
840,301
1,013 Dolby Laboratories, Inc. 60,841
661 EPAM Systems, Inc.
a
89,499
388 F5, Inc.
a
112,260
3,313 Fabrinet
a
1,727,796
7,669 Flex, Ltd.
a
502,013
25,800 Fortinet, Inc.
a
2,108,376
2,422 Gen Digital, Inc. 45,606
2,739 GoDaddy , Inc.
a
226,433
38,850 GPGI, Inc. 664,335
13,904 Guidewire Software, Inc.
a
2,079,482
8,504 Hewlett Packard Enterprise
Company 202,480
312 Ichor Holdings, Ltd.
a
14,542
2,136 InterDigital , Inc. 645,072
20,980 International Business Machines
Corporation 5,085,342
6,543 Intuit, Inc. 2,829,062
68,550 JFrog , Ltd.
a
3,217,051
6,513 Keysight Technologies, Inc.
a
1,839,076
2,298 Knowles Corporation
a
59,013
1,166 Kulicke and Soffa Industries, Inc. 76,629
44,073 Lam Research Corporation 9,416,637
22,535 Lattice Semiconductor
Corporation
a
2,090,347
1,772 Littelfuse , Inc. 601,328
983 Lumentum Holdings, Inc.
a
690,813
564 MACOM Technology Solutions
Holdings, Inc.
a
125,247
204 Manhattan Associates, Inc.
a
27,156
3,521 Microchip Technology, Inc. 227,492
7,157 Micron Technology, Inc. 2,417,921
101,730 Microsoft Corporation 37,657,394
5,072 MKS, Inc. 1,165,596
211 MongoDB, Inc.
a
51,646
2,456 Monolithic Power Systems, Inc. 2,685,268
3,174 Motorola Solutions, Inc. 1,377,421
3,608 Napco Security Technologies, Inc. 142,119
Shares Common Stock  43.8% Value
Information Technology  12.0% - continued
3,800 NetApp, Inc. $ 389,082
20,715 Nokia Oyj ADR 166,549
3,630 Novanta , Inc.
a
428,739
296,946 NVIDIA Corporation 51,787,382
1,901 NXP Semiconductors NV 374,231
2,304 ON Semiconductor Corporation
a
142,664
5,137 Onto Innovation, Inc.
a
1,053,445
16,339 Oracle Corporation 2,403,630
55,632 Palantir Technologies, Inc.
a
8,137,849
9,062 Pegasystems , Inc. 385,679
1,609 Plexus Corporation
a
325,887
1,549 PTC, Inc.
a
220,717
236 Q2 Holdings, Inc.
a
11,163
1,008 Qnity Electronics, Inc. 116,303
34,956 Qualcomm, Inc. 4,501,634
14,363 Rambus, Inc.
a
1,235,649
302 Roper Industries, Inc. 106,866
2,726 Salesforce, Inc. 508,862
58,757 Samsung Electronics Company,
Ltd. 6,872,300
516 SanDisk Corporation/ DE
a
327,835
101 Sanmina Corporation
a
13,094
42,544 ServiceNow , Inc.
a
4,447,975
330 ServiceTitan , Inc.
a
20,942
34,430 Shopify, Inc.
a
4,084,087
7,014 Silicon Laboratories, Inc.
a
1,459,964
1,892 SiTime Corporation
a
653,402
3,121 Skyworks Solutions, Inc. 167,130
5,962 Snowflake, Inc.
a
899,189
2,667 Sprout Social, Inc.
a
15,202
2,401 Synopsys, Inc.
a
951,948
28,614 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 9,670,101
25,636 TD SYNNEX Corporation 4,325,050
6,527 TE Connectivity plc 1,364,274
381 Teledyne Technologies, Inc.
a
230,509
1,022 Tenable Holdings, Inc.
a
17,287
4,489 Teradyne, Inc. 1,330,809
11,856 Texas Instruments, Inc. 2,301,724
3,754 Trimble, Inc.
a
244,873
8,805 TTM Technologies, Inc.
a
857,783
2,313 Tyler Technologies, Inc.
a
791,925
2,695 Unity Software, Inc.
a
59,128
777 Varonis Systems, Inc.
a
16,682
3,080 VeriSign, Inc. 764,949
4,788 Viavi Solutions, Inc.
a
159,345
17,198 Vontier Corporation 610,013
1,634 Western Digital Corporation 441,981
161 Workday, Inc.
a
20,917
1,749 Zebra Technologies Corporation
a
365,681
1,314 Zoom Communications, Inc.
a
105,632
714 Zscaler , Inc.
a
100,167
Total 284,061,060
Materials  1.2%
147 Air Products and Chemicals, Inc. 42,702
778 Albemarle Corporation 139,674
5,635 Alcoa Corporation 373,769
2,569 Amcor plc 102,118
2,449 American Vanguard Corporation
a
6,098
969 AngloGold Ashanti plc 94,342
2,323 AptarGroup, Inc. 292,744
5,850 Ashland, Inc. 325,318
1,330 Avery Dennison Corporation 229,664

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  43.8% Value
Materials  1.2% - continued
2,782 Avient Corporation $ 100,987
4,708 Balchem Corporation 797,912
2,886 Ball Corporation 170,591
4,149 Celanese Corporation 272,880
33,118 CF Industries Holdings, Inc. 4,300,041
6,190 Coeur Mining, Inc.
a
116,186
1,276 Commercial Metals Company 78,385
16,325 Constellium SE
a
401,268
3,429 Corteva , Inc. 287,042
23,664 Crown Holdings, Inc. 2,372,316
12,734 DuPont de Nemours, Inc. 583,217
14,202 Eastman Chemical Company 1,083,897
6,425 Ecolab, Inc. 1,709,178
37,585 Element Solutions, Inc. 1,283,152
13,485 Freeport-McMoRan, Inc. 792,648
5,561 Greif, Inc. 372,976
4,712 Hecla Mining Company 87,785
8,973 Huntsman Corporation 119,431
972 Ingevity Corporation
a
69,236
554 International Flavors & Fragrances,
Inc. 40,193
30,674 International Paper Company 1,095,062
1,267 Intrepid Potash, Inc.
a
54,190
61,526 Ivanhoe Mines, Ltd.
a
525,875
658 Kaiser Aluminum Corporation 79,296
3,287 Linde plc 1,629,563
7,913 Louisiana-Pacific Corporation 575,671
1,722 Martin Marietta Materials, Inc. 1,013,707
895 Minerals Technologies, Inc. 63,473
8,287 Mosaic Company 211,318
107 NewMarket Corporation 68,582
8,750 Newmont Corporation 947,187
21,131 Nucor Corporation 3,573,252
1,475 O-I Glass, Inc.
a
15,502
7,397 Orion SA 48,080
945 Packaging Corporation of America 200,548
1,752 PPG Industries, Inc. 187,254
124 Reliance, Inc. 37,686
936 Royal Gold, Inc. 238,203
318 Scotts Miracle- Gro Company 19,338
975 Sensient Technologies Corporation 84,279
2,515 Smurfit WestRock plc 100,223
25,650 Solstice Advanced Materials, Inc. 1,953,504
1,353 Sonoco Products Company 73,184
1,225 Steel Dynamics, Inc. 220,500
531 Stepan Company 26,539
Total 29,687,766
Real Estate  1.0%
4,047 Agree Realty Corporation 305,063
2,041 Alpine Income Property Trust, Inc. 36,738
3,318 Americold Realty Trust, Inc. 38,024
4,731 AvalonBay Communities, Inc. 772,809
8,842 Brixmor Property Group, Inc. 254,650
781 Broadstone Net Lease, Inc. 14,269
1,400 CareTrust REIT, Inc. 51,310
25,287 CBRE Group, Inc.
a
3,425,377
5,779 Compass, Inc.
a
42,244
1,455 CoStar Group, Inc.
a
58,695
10,523 Cousins Properties, Inc. 237,504
41,938 Crown Castle, Inc. 3,409,979
3,055 Curbline Properties Corporation 78,788
1,120 Cushman & Wakefield, Ltd.
a
13,731
2,059 Digital Realty Trust, Inc. 371,052
Shares Common Stock  43.8% Value
Real Estate  1.0% - continued
8,960 Easterly Government Properties,
Inc. $ 192,013
11,184 EPR Properties 558,753
4,752 Equity Lifestyle Properties, Inc. 296,620
53,352 Essential Properties Realty Trust,
Inc. 1,619,767
207 Essex Property Trust, Inc. 50,094
725 Extra Space Storage, Inc. 95,069
526 Federal Realty Investment Trust 55,866
4,812 Fermi, Inc.
a,b
28,102
4,072 First Industrial Realty Trust, Inc. 235,565
543 FrontView REIT, Inc. 8,400
4,124 Getty Realty Corporation 131,143
123,031 Healthcare Realty Trust, Inc. 2,090,297
42,560 Host Hotels & Resorts, Inc. 815,450
355 Howard Hughes Holdings, Inc.
a
22,457
3,886 Independence Realty Trust, Inc. 57,863
28,357 Industrial Logistics Properties Trust 161,068
9,994 Innovative Industrial Properties,
Inc. 501,299
7,407 InvenTrust Properties Corporation 225,617
2,949 Iron Mountain, Inc. 301,211
572 Jones Lang LaSalle, Inc.
a
174,071
2,098 Kimco Realty Corporation 47,142
107 Lamar Advertising Company 13,553
2,948 Macerich Company 55,717
30,926 Medical Properties Trust, Inc. 143,187
43,650 Millrose Properties, Inc. 1,222,200
181 National Health Investors, Inc. 14,636
2,897 NET Lease Office Properties 33,373
5,780 NetSTREIT Corporation 108,837
750 NNN REIT, Inc. 31,522
324 Omega Healthcare Investors, Inc. 14,198
14,273 Outfront Media, Inc. 378,235
9,791 Park Hotels & Resorts, Inc. 103,099
3,040 Piedmont Realty Trust, Inc.
a
19,973
1,440 Postal Realty Trust, Inc. 26,726
472 Realty Income Corporation 28,877
723 Regency Centers Corporation 54,702
9,991 RLJ Lodging Trust 74,133
449 Ryman Hospitality Properties 41,429
23,676 Sabra Health Care REIT, Inc. 455,289
15,719 Safehold , Inc. 212,678
450 SBA Communications Corporation 77,450
29,135 Sila Realty Trust, Inc. 689,917
141 Simon Property Group, Inc. 26,301
4,704 STAG Industrial, Inc. 169,626
49,747 Tanger , Inc. 1,690,403
16,887 Terreno Realty Corporation 1,037,200
1,550 Ventas, Inc. 126,759
4,142 Xenia Hotels & Resorts, Inc. 61,426
3,912 Zillow Group, Inc., Class C
a
161,879
Total 23,851,425
Utilities  1.4%
1,431 Alliant Energy Corporation 102,689
2,318 American States Water Company 175,287
970 American Water Works Company,
Inc. 132,007
1,212 Artesian Resources Corporation 38,602
6,769 Avista Corporation 271,708
2,280 Black Hills Corporation 158,255
1,845 California Water Service Group 83,652
2,458 CenterPoint Energy, Inc. 106,087
5,994 Clearway Energy, Inc., Class A 234,785

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  43.8% Value
Utilities  1.4% - continued
7,089 Clearway Energy, Inc., Class C $ 278,527
624 Consolidated Edison, Inc. 70,624
23,677 Constellation Energy Corporation 6,611,802
257 DTE Energy Company 37,579
32,614 Duke Energy Corporation 4,270,477
37,172 Edison International 2,720,247
44,226 Entergy Corporation 4,969,233
24,790 Evergy , Inc. 2,030,797
6,631 Eversource Energy 459,396
5,443 Exelon Corporation 266,816
2,700 FirstEnergy Corporation 136,782
2,648 H2O America
b
155,358
708 Middlesex Water Company 36,851
561 National Fuel Gas Company 52,712
6,612 New Jersey Resources
Corporation 363,131
2,236 NiSource, Inc. 104,332
675 Northwestern Energy Group, Inc. 44,509
601 OGE Energy Corporation 28,824
1,418 Otter Tail Corporation 124,458
49,965 PG&E Corporation 877,885
2,058 Pinnacle West Capital Corporation 207,343
39,813 Portland General Electric
Company 2,100,932
3,941 Spire, Inc. 356,818
60,525 UGI Corporation 2,204,321
2,156 Unitil Corporation 112,629
24,190 Vistra Energy Corporation 3,636,483
4,335 XPLR Infrastructure, LP
a
46,038
160 York Water Company 4,872
Total 33,612,848
Total Common Stock
(cost $733,463,192) 1,039,060,204
Shares
Registered Investment
Companies   38.5% Value
U.S. Affiliated   37.8%
5,417,611 Thrivent Core Emerging Markets
Equity Fund 67,340,900
5,853,663 Thrivent Core International Equity
Fund 73,814,687
6,818,695 Thrivent Global Stock Portfolio 108,801,823
16,337,522 Thrivent International Equity
Portfolio 202,956,131
940,253 Thrivent International Index
Portfolio 16,280,006
5,850,447 Thrivent Large Cap Value Portfolio 146,816,971
6,535,728 Thrivent Mid Cap Stock Portfolio 129,728,322
2,986,154 Thrivent Mid Cap Value ETF 46,833,645
4,701,556 Thrivent Small Cap Stock Portfolio 88,133,017
602,707 Thrivent Small Cap Value ETF 16,854,520
Total 897,560,022
U.S. Unaffiliated   0.7%
5,054 Invesco QQQ Trust Series 1
b
2,917,068
19,274 iShares Biotechnology ETF 3,254,415
4,376 iShares Expanded Tech-Software
Sector ETF
a
350,299
10,828 State Street SPDR S&P 500 ETF
Trust 7,041,881
8,278 State Street SPDR S&P Biotech
ETF 1,057,349
4,634 State Street SPDR S&P Software &
Services ETF 659,372
Shares
Registered Investment
Companies  38.5% Value
U.S. Unaffiliated   0.7%  - continued
1,635 VanEck Semiconductor ETF $ 626,859
Total 15,907,243
Total Registered Investment
Companies (cost $711,634,350) 913,467,265
Principal
Amount Long-Term Fixed Income 3.0% Value
Commercial Mortgage-Backed
Securities  <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 930,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
c
957,636
375,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
c,d
374,368
Total 1,332,004
Mortgage-Backed Securities  1.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
425,394 2.000%,  5/1/2051 347,974
841,304 2.500%,  5/1/2051 717,508
385,043 4.000%,  5/1/2052 366,929
125,338 5.000%,  7/1/2053 124,921
808,157 5.500%,  7/1/2053 822,525
700,869 5.000%,  8/1/2053 699,952
1,611,096 5.500%,  9/1/2053 1,651,246
24,209 5.500%,  9/1/2055 24,573
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
117,058 2.500%,  7/1/2030 113,516
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
675,000 4.500%,  4/1/2041
e
670,138
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
451,564 3.000%,  8/1/2038 429,725
415,909 3.500%,  5/1/2040 396,488
396,330 2.500%,  4/1/2042 356,359
1,605,729 5.000%,  10/1/2045 1,605,528
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
796,743 3.000%,  1/1/2052 706,255
130,762 2.000%,  2/1/2051 106,963
87,033 2.000%,  2/1/2051 71,193
636,752 2.500%,  2/1/2051 546,604
1,369,915 5.500%,  2/1/2055 1,395,816
1,152,177 2.000%,  3/1/2051 936,697
1,350,301 4.000%,  3/1/2051 1,290,561
242,595 2.000%,  3/1/2052 198,978
884,442 3.000%,  3/1/2052 784,320
450,462 3.000%,  4/1/2051 396,542
556,990 5.500%,  4/1/2054 569,999
541,541 3.000%,  5/1/2050 477,046
176,940 2.000%,  5/1/2051 143,988
402,716 3.000%,  5/1/2051 362,214

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  3.0% Value
Mortgage-Backed Securities  1.5% - continued
$ 1,115,933 2.000%,  6/1/2050 $ 909,784
330,795 3.000%,  6/1/2050 298,651
342,305 4.000%,  6/1/2052 324,367
106,015 5.000%,  6/1/2053 105,769
649,910 2.500%,  7/1/2051 558,818
276,391 3.500%,  7/1/2051 256,222
192,201 4.000%,  7/1/2052 182,129
292,772 3.500%,  8/1/2050 272,372
3,387,661 2.500%,  8/1/2051 2,865,041
403,355 3.500%,  8/1/2052 370,245
2,844,268 4.500%,  8/1/2052 2,757,356
946,100 5.000%,  8/1/2053 943,606
879,694 6.000%,  8/1/2054 920,569
149,281 3.500%,  9/1/2052 138,375
120,198 3.500%,  9/1/2052 111,120
706,805 5.000%,  9/1/2052 703,326
2,191,301 4.500%,  9/1/2053 2,130,967
755,756 4.500%,  9/1/2053 735,761
634,073 4.000%,  10/1/2052 603,788
176,397 2.000%,  11/1/2051 144,289
141,188 3.500%,  11/1/2052 131,144
712,524 2.000%,  12/1/2050 583,108
731,111 2.500%,  12/1/2051 626,062
343,319 4.500%,  12/1/2052 334,121
375,000 4.000%,  4/1/2049
e
353,821
200,000 4.500%,  4/1/2049
e
193,001
375,000 5.000%,  4/1/2049
e
369,797
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
459,590 2.500%,  3/1/2062 377,913
140,634 3.500%,  7/1/2061 126,710
323,605 4.000%,  12/1/2061 301,576
Total 35,044,366
U.S. Government & Agencies  1.5%
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 980,905
1,950,000 4.000%,  11/15/2052 1,675,400
3,030,000 1.375%,  11/15/2040 1,951,746
120,000 3.000%,  5/15/2042 95,634
2,413,000 2.500%,  5/15/2046 1,657,806
U.S. Treasury Notes
2,200,000 3.875%,  5/31/2027 2,201,461
3,200,000 3.500%,  9/30/2027 3,184,375
920,000 2.250%,  11/15/2027 897,108
300,000 0.750%,  1/31/2028 283,770
1,700,000 3.625%,  3/31/2028 1,693,824
4,000,000 2.875%,  5/15/2028 3,923,906
4,200,000 4.375%,  8/31/2028 4,252,500
1,600,000 4.125%,  3/31/2029 1,613,313
5,900,000 3.625%,  9/30/2030 5,826,480
125,000 0.875%,  11/15/2030 108,945
2,000,000 3.750%,  1/31/2031 1,982,969
2,500,000 2.875%,  5/15/2032 2,338,086
500,000 3.375%,  5/15/2033 476,309
Total 35,144,537
Total Long-Term Fixed Income
(cost $74,601,152) 71,520,907
Shares
f
Private Equity Funds 2.8% Value
Secondary  2.8%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*, a,g
$ 11,259,163
__ ASF IX, LP
*, a,g
8,060,279
__ ASF VIII Sidecar (Cayman), LP
*, a,g
2,373,167
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*, a,g
8,507,819
__ LCP X (Offshore), LP
*, a,g
18,473,425
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*, a,g
18,321,779
Total 66,995,632
Total Private Equity Funds
(cost $50,120,648) 66,995,632
Shares
Collateral Held for Securities
Loaned 0.2% Value
4,788,100 Thrivent Cash Management Trust 4,788,100
Total Collateral Held for
Securities Loaned
(cost $4,788,100) 4,788,100
Shares or
Principal
Amount Short-Term Investments 11.8% Value
Federal Home Loan Bank Discount
Notes
200,000 3.545%, 4/8/2026
h,i
199,841
200,000 3.610%, 4/17/2026
h,i
199,661
5,800,000 3.606%, 4/24/2026
h,i
5,786,119
500,000 3.600%, 4/29/2026
h,i
498,554
4,200,000 3.635%, 5/1/2026
h,i
4,186,944
700,000 3.604%, 5/8/2026
h,i
697,333
2,200,000 3.595%, 5/27/2026
h,i
2,187,425
2,800,000 3.600%, 5/29/2026
h,i
2,783,434
200,000 3.610%, 6/3/2026
h,i
198,718
100,000 3.635%, 6/5/2026
h,i
99,339
800,000 3.628%, 6/17/2026
h,i
793,751
500,000 3.590%, 6/18/2026
h,i
496,045
Federal National Mortgage
Association Discount Notes
4,600,000 3.595%, 6/1/2026
h,i
4,571,440
State Street Institutional U.S.
Government Money Market
Fund
84,754,881 3.602%
h
84,754,881
Thrivent Core Short-Term Reserve
Fund
17,068,864 3.930% 170,688,646
U.S. Treasury Bills
1,000,000 3.609%, 5/28/2026
h,j
994,241
600,000 3.601%, 6/11/2026
h,j
595,743
Total Short-Term Investments
(cost $279,675,820) 279,732,115
Total Investments (cost
$1,854,283,262) 100.1% $2,375,564,223
Other Assets and Liabilities, Net
(0.1%) (1,290,160)
Total Net Assets 100.0% $2,374,274,063
a Non-income producing security.
b All or a portion of the security is on loan.
c All or a portion of the security is insured or guaranteed.

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Private equity fund partnerships do not issue shares.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Portfolio as of March 31, 2026 was
$66,995,632 or 2.82% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 31, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 8,480,205
ASF IX, LP  3/18/2024 6,432,630
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,853,585
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 6,360,000
LCP X (Offshore), LP  10/25/2023 12,740,187
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 14,254,041
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 4,841,008
Total lending $4,841,008
Gross amount payable upon return of
collateral for securities loaned $4,788,100
Net amounts due from counterparty $(52,908)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 93,050,535 91,699,322 1,351,213 –
Consumer Discretionary 106,107,342 106,107,342 – –
Consumer Staples 32,216,562 32,216,562 – –
Energy 47,869,382 47,869,382 – –
Financials 136,706,678 136,706,678 – –
Health Care 107,389,739 107,389,739 – –
Industrials 144,506,867 144,236,694 270,173 –
Information Technology 284,061,060 277,188,760 6,872,300 –
Materials 29,687,766 29,161,891 525,875 –
Real Estate 23,851,425 23,851,425 – –
Utilities 33,612,848 33,612,848 – –
Registered Investment Companies
U.S. Affiliated 756,404,435 756,404,435 – –
U.S. Unaffiliated 15,907,243 15,907,243 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 1,332,004 – 1,332,004 –
Mortgage-Backed Securities 35,044,366 – 35,044,366 –
U.S. Government & Agencies 35,144,537 – 35,144,537 –
Private Equity Funds
Secondary 66,995,632 – – 66,995,632
Short-Term Investments 109,043,469 84,754,881 24,288,588 –
Subtotal Investments in Securities $2,058,931,890 $1,887,107,202 $104,829,056 $66,995,632
Other Investments  * Total
Affiliated Short-Term Investments 170,688,646
U.S. Affiliated Registered Investment Cos. 141,155,587
Collateral Held for Securities Loaned 4,788,100
Subtotal Other Investments $316,632,333
Total Investments at Value $2,375,564,223
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,189,992 922,308 267,684 –
Total Asset Derivatives $1,189,992 $922,308 $267,684 $–
Liability Derivatives
Futures Contracts 10,195,937 10,195,937 – –
Total Return Swaps 1,045,253 – 1,045,253 –
Total Liability Derivatives $11,241,190 $10,195,937 $1,045,253 $–

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Nasdaq
-
National association of securities dealers
automated quotations
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
12/31/2025
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
03/31/2026
Private Equity Funds
 Secondary $61,364,072 $-  $2,932,739 $3,738,695 $(1,032,074)  $- $-  $66,995,632
Total  $61,364,072 $-   $2,932,739 $3,738,695 $(1,032,074)  $- $- $66,995,632
 Investments in Securities
Ending
Value  03/31/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $66 ,995,632
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $66 ,995,632
The following table presents Aggressive Allocation Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling
$23,108,603 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 40 June 2026 $ 4,515,732 ( $ 73,857)
CBOT 5-Yr. U.S. Treasury Note 10 June 2026 1,095,572 (13,775)
CME E-mini Russell 2000 Index 14 June 2026 1,749,864 8,676
CME E-mini S&P 500 Index 1,195 June 2026 401,787,208 (9,184,895)
CME E-mini S&P Mid-Cap 400 Index 5 June 2026 1,682,417 15,833
ICE mini MSCI EAFE Index 390 June 2026 56,498,333 73,117
Ultra 10-Yr. U.S. Treasury Note 4 June 2026 462,227 (8,164)
Total Futures Long Contracts $ 467,791,353 ( $ 9,183,065)
CBOT U.S. Long Bond (9) June 2026 ( $ 1,052,834) $ 27,959
CME E-mini Nasdaq 100 Index (44) June 2026 (21,797,677) 752,477
CME E-mini Russell 2000 Index (676) June 2026 (84,728,841) (183,520)
CME E-mini S&P Mid-Cap 400 Index (253) June 2026 (85,199,724) (731,726)
Eurex Euro STOXX 50 Index (285) June 2026 (18,669,020) 267,684
ICE US mini MSCI Emerging Markets Index (82) June 2026 (6,008,106) 44,246
Total Futures Short Contracts ( $ 217,456,202) $177,120
Total Futures Contracts $ 250,335,151 ($9,005,945)

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's total return swap contracts held as of March 31, 2026. Investments totaling
$1,508,507 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 23,003,937 ( $ 1,045,253) $ – ( $ 1,045,253)
Total Return Swaps ( $ 1,045,253) $ – ($1,045,253)
# Payment made on Termination Date

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $64,957 $– $– $67,341 5,418 2.8%
Core International Equity 71,766 – – 73,815 5,854 3.1
Global Stock 110,560 – – 108,802 6,819 4.6
International Equity 200,352 – – 202,956 16,338 8.5
International Index 16,126 – – 16,280 940 0.7
Large Cap Value 143,222 – – 146,817 5,850 6.2
Mid Cap Stock 129,232 – – 129,728 6,536 5.5
Mid Cap Value ETF 45,144 – – 46,834 2,986 2.0
Small Cap Stock 88,519 – – 88,133 4,702 3.7
Small Cap Value ETF 16,016 – – 16,855 603 0.7
Total U.S. Affiliated Registered Investment
Companies 885,894 897,561 37.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% 141,493 102,511 73,290 170,689 17,069 7.2
Total Affiliated Short-Term Investments 141,493 170,689 7.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 44,950 40,162 4,788 4,788 0.2
Total Collateral Held for Securities Loaned – 4,788 0.2
Total Value $1,027,387 $1,073,038
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $2,384 $ – $–
Core International Equity – 2,049 – –
Global Stock – (1,758) – –
International Equity – 2,604 – –
International Index – 154 – –
Large Cap Value – 3,595 – –
Mid Cap Stock – 496 – –
Mid Cap Value ETF – 1,690 – –
Small Cap Stock – (386) – –
Small Cap Value ETF – 839 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% (8) (17) – 1,684
Total Income/Non Cash Income from Affiliated
Investments $1,684
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value ($8) $11,650 $ –

All Cap Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 95.4% Value
Communications Services  9.5%
15,296 Alphabet, Inc., Class A $ 4,398,518
15,610 Alphabet, Inc., Class C 4,477,884
76,562 AT&T, Inc. 2,219,532
10,089 Liberty Global, Ltd., Class A
a
121,976
6,913 Meta Platforms, Inc. 3,955,135
25,123 Netflix, Inc.
a
2,415,576
686 New York Times Company 57,439
9,518 News Corporation, Class A 237,284
2,229 T-Mobile US, Inc. 468,157
9,970 Walt Disney Company 960,909
Total 19,312,410
Consumer Discretionary  7.6%
75,177 ADT, Inc. 493,913
31,436 Amazon.com, Inc.
a
6,547,176
119 Booking Holdings, Inc. 501,028
101 Carnival Corporation 2,614
2,162 Frontdoor, Inc.
a
114,283
903 Garmin, Ltd. 209,505
10,340 General Motors Company 770,330
264 Home Depot, Inc. 86,827
4,909 Laureate Education, Inc.
a
171,030
12,478 O'Reilly Automotive, Inc.
a
1,151,844
648 Ralph Lauren Corporation 222,905
8,203 Ross Stores, Inc. 1,777,016
3,916 Tapestry, Inc. 552,587
6,116 Tesla, Inc.
a
2,273,623
3,509 TJX Companies, Inc. 560,387
Total 15,435,068
Consumer Staples  2.8%
2,147 Coca-Cola Company 163,279
3,025 Colgate-Palmolive Company 257,821
2,226 Costco Wholesale Corporation 2,218,053
3,624 Monster Beverage Corporation
a
262,595
4,160 Philip Morris International, Inc. 687,814
8,656 Procter & Gamble Company 1,250,273
6,302 Walmart, Inc. 783,213
Total 5,623,048
Energy  4.2%
23,969 Antero Midstream Corporation 546,493
1,624 Cheniere Energy, Inc. 460,826
6,927 Chevron Corporation 1,433,196
8,949 ConocoPhillips 1,181,268
6,650 Devon Energy Corporation 334,628
7,067 DHT Holdings, Inc. 129,114
2,622 EOG Resources, Inc. 379,063
12,640 Exxon Mobil Corporation 2,144,503
22,023 Kinder Morgan, Inc. 738,431
44,538 Transocean, Ltd.
a
295,287
11,345 Williams Companies, Inc. 825,689
Total 8,468,498
Financials  15.1%
1,155 Affiliated Managers Group, Inc. 319,588
1,525 Allstate Corporation 316,193
3,441 Amalgamated Financial
Corporation 133,752
558 American Express Company 168,784
1,785 Ameriprise Financial, Inc. 793,254
828 Aon plc 267,262
8,496 Associated Banc-Corp 219,706
1,516 Assured Guaranty, Ltd. 123,524
12,141 Banc of California, Inc. 213,439
Shares Common Stock  95.4% Value
Financials  15.1% - continued
17,992 Bank of America Corporation $ 877,110
1,476 Bank of New York Mellon
Corporation 175,098
8,194 Berkshire Hathaway, Inc.
a
3,926,565
1,321 BlackRock, Inc. 1,270,419
3,103 Byline Bancorp, Inc. 97,962
964 Central Pacific Financial
Corporation 30,809
13,575 Charles Schwab Corporation 1,275,778
1,188 Chubb, Ltd. 387,205
4,025 Citigroup, Inc. 456,475
2,648 Community Trust Bancorp, Inc. 160,786
1,393 ConnectOne Bancorp, Inc. 37,291
3,103 Customers Bancorp, Inc.
a
215,379
1,163 Financial Institutions, Inc. 36,879
10,819 First Bancorp/Puerto Rico 231,094
385 First Financial Corporation 24,332
818 First Mid-Illinois Bancshares, Inc. 33,693
20,120 Genworth Financial, Inc.
a
163,374
2,375 Great Southern Bancorp, Inc. 149,934
2,606 Hanmi Financial Corporation 68,694
1,160 Hartford Insurance Group, Inc. 156,867
2,518 Hometrust Bancshares, Inc. 107,393
1,307 Independent Bank Corporation/MI 43,523
14,377 Intercontinental Exchange, Inc. 2,261,214
8,410 JPMorgan Chase & Company 2,473,886
9,077 Marsh & McLennan Companies,
Inc. 1,574,406
4,733 Mastercard, Inc. 2,364,891
12,839 MGIC Investment Corporation 337,024
2,076 Moody's Corporation 905,655
13,150 Morgan Stanley 2,164,095
979 Morningstar, Inc. 165,500
8,956 Nasdaq, Inc. 760,275
922 NBT Bancorp, Inc. 39,259
1,629 NMI Holdings, Inc.
a
61,104
2,811 Northwest Bancshares, Inc. 35,672
1,749 OFG Bancorp 70,764
6,931 Old Second Bancorp, Inc. 139,729
2,237 Orrstown Financial Services, Inc. 80,711
619 Pinnacle Financial Partners, Inc. 53,321
306 PNC Financial Services Group,
Inc. 63,675
1,854 Popular, Inc. 248,751
3,097 Progressive Corporation 613,949
1,793 Reinsurance Group of America,
Inc. 366,059
214 S&P Global, Inc. 91,023
12,577 SEI Investments Company 986,917
2,729 SouthState Bank Corporation 252,487
2,052 Stifel Financial Corporation 151,684
865 Tradeweb Markets, Inc. 101,776
1,086 U.S. Bancorp 56,483
2,255 Visa, Inc. 681,551
8,499 Wells Fargo & Company 676,605
4,538 WesBanco, Inc. 156,516
4,490 Zions Bancorp NA 258,714
Total 30,675,858
Health Care  9.9%
945 AbbVie, Inc. 205,528
11,860 Agilent Technologies, Inc. 1,351,803
21,897 Boston Scientific Corporation
a
1,374,037
19,616 Centene Corporation
a
642,228
6,032 Danaher Corporation 1,143,667

All Cap Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  95.4% Value
Health Care  9.9% - continued
3,966 Dexcom, Inc.
a
$ 249,065
369 Edwards Lifesciences Corporation
a
29,549
482 Elevance Health, Inc. 141,105
3,740 Eli Lilly & Company 3,439,940
4,662 Gilead Sciences, Inc. 649,743
800 IDEXX Laboratories, Inc.
a
449,512
1,272 Insulet Corporation
a
266,916
3,312 Intuitive Surgical, Inc.
a
1,526,799
3,761 Johnson & Johnson 919,339
2,496 LivaNova plc
a
158,646
875 Medpace Holdings, Inc.
a
420,166
25,458 Medtronic plc 2,205,936
1,247 Neurocrine Biosciences, Inc.
a
164,280
5,249 Pfizer, Inc. 147,392
5,490 Royalty Pharma plc 263,355
4,628 STERIS plc 1,023,390
3,462 Stryker Corporation 1,137,579
297 Tenet Healthcare Corporation
a
56,047
406 Veeva Systems, Inc.
a
71,318
2,830 Vertex Pharmaceuticals, Inc.
a
1,263,708
342 West Pharmaceutical Services,
Inc. 85,719
5,135 Zoetis, Inc. 607,008
Total 19,993,775
Industrials  8.7%
2,468 3M Company 358,428
6,653 AMETEK, Inc. 1,426,137
316 Armstrong World Industries, Inc. 52,077
8,548 Automatic Data Processing, Inc. 1,736,783
1,345 Caterpillar, Inc. 952,879
2,900 Cintas Corporation 490,506
796 Clean Harbors, Inc.
a
228,237
6,753 Copart, Inc.
a
224,199
598 Curtiss-Wright Corporation 407,310
1,794 Ferguson Enterprises, Inc. 418,468
4,058 Fluor Corporation
a
189,306
2,449 GE Vernova, Inc. 2,137,732
697 General Dynamics Corporation 239,224
6,924 General Electric Company 1,964,823
3,181 Graco, Inc. 269,272
972 HEICO Corporation 205,179
2,389 Otis Worldwide Corporation 184,144
1,334 Parker-Hannifin Corporation 1,194,250
290 RBC Bearings, Inc.
a
157,505
2,050 Republic Services, Inc. 448,991
550 Rockwell Automation, Inc. 197,384
11,744 RTX Corporation 2,265,418
515 Trane Technologies plc 214,621
5,060 Uber Technologies, Inc.
a
363,966
5,255 Veralto Corporation 464,647
2,705 Verisk Analytics, Inc. 513,274
1,544 Waste Management, Inc. 354,796
Total 17,659,556
Information Technology  30.7%
2,326 Adobe, Inc.
a
565,404
215 Advanced Micro Devices, Inc.
a
43,737
18,926 Amphenol Corporation 2,391,300
3,536 Analog Devices, Inc. 1,124,943
39,888 Apple, Inc. 10,123,175
2,565 Applied Materials, Inc. 876,691
9,542 Arista Networks, Inc.
a
1,171,567
7,272 Autodesk, Inc.
a
1,740,917
12,350 Broadcom, Inc. 3,822,448
Shares Common Stock  95.4% Value
Information Technology  30.7% - continued
1,991 Cadence Design Systems, Inc.
a
$ 553,239
2,082 Flex, Ltd.
a
136,288
22,866 Fortinet, Inc.
a
1,868,610
1,152 GoDaddy, Inc.
a
95,236
4,092 Keysight Technologies, Inc.
a
1,155,458
10,065 Lam Research Corporation 2,150,488
6,289 Micron Technology, Inc. 2,124,676
22,886 Microsoft Corporation 8,471,711
2,529 Motorola Solutions, Inc. 1,097,510
1,662 Napco Security Technologies, Inc. 65,466
1,938 NetApp, Inc. 198,432
67,950 NVIDIA Corporation 11,850,480
1,282 NXP Semiconductors NV 252,375
14,358 Oracle Corporation 2,112,205
14,108 Palantir Technologies, Inc.
a
2,063,718
720 PTC, Inc.
a
102,593
1,850 Qualcomm, Inc. 238,243
2,413 Salesforce, Inc. 450,435
7,534 ServiceNow, Inc.
a
787,680
5,048 TE Connectivity plc 1,055,133
2,386 Teradyne, Inc. 707,354
10,408 Texas Instruments, Inc. 2,020,609
2,073 VeriSign, Inc. 514,850
8,985 Vontier Corporation 318,698
Total 62,251,669
Materials  2.3%
784 CF Industries Holdings, Inc. 101,794
4,515 DuPont de Nemours, Inc. 206,787
5,702 Ecolab, Inc. 1,516,846
8,646 Freeport-McMoRan, Inc. 508,212
2,888 Linde plc 1,431,755
7,700 Newmont Corporation 833,525
Total 4,598,919
Real Estate  2.1%
3,743 EPR Properties 187,000
38,329 Essential Properties Realty Trust,
Inc. 1,163,669
22,735 Host Hotels & Resorts, Inc. 435,603
3,165 Innovative Industrial Properties,
Inc. 158,756
21,623 Millrose Properties, Inc. 605,444
2,482 Outfront Media, Inc. 65,773
16,031 Sabra Health Care REIT, Inc. 308,276
10,671 Sila Realty Trust, Inc. 252,689
30,644 Tanger, Inc. 1,041,283
Total 4,218,493
Utilities  2.5%
128 Clearway Energy, Inc., Class C 5,029
25,816 Edison International 1,889,215
1,622 Eversource Energy 112,372
28,132 PG&E Corporation 494,279
19,704 Portland General Electric
Company 1,039,780
42,738 UGI Corporation 1,556,518
Total 5,097,193
Total Common Stock
(cost $150,629,367) 193,334,487

All Cap Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   4.2% Value
U.S. Unaffiliated   4.2%
145,400 Roundhill Magnificent Seven ETF
b
$ 8,424,476
Total 8,424,476
Total Registered Investment
Companies (cost $9,652,233) 8,424,476
Shares
Collateral Held for Securities
Loaned 4.0% Value
8,130,350 Thrivent Cash Management Trust 8,130,350
Total Collateral Held for
Securities Loaned
(cost $8,130,350) 8,130,350
Shares or
Principal
Amount Short-Term Investments 0.4% Value
Federal Home Loan Bank Discount
Notes
100,000 3.600%, 4/29/2026
c,d
99,711
300,000 3.600%, 5/1/2026
c,d
299,067
200,000 3.600%, 5/8/2026
c,d
199,238
200,000 3.610%, 6/3/2026
c,d
198,718
100,000 3.590%, 6/18/2026
c,d
99,209
Total Short-Term Investments
(cost $896,039) 895,943
Total Investments (cost
$169,307,989) 104.0% $210,785,256
Other Assets and Liabilities, Net
(4.0%) (8,031,585)
Total Net Assets 100.0% $202,753,671
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
March 31, 2026:
Securities Lending Transactions
Common Stock $ 8,337,566
Total lending $8,337,566
Gross amount payable upon return of
collateral for securities loaned $8,130,350
Net amounts due from counterparty $(207,216)
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 19,312,410 19,312,410 – –
Consumer Discretionary 15,435,068 15,435,068 – –
Consumer Staples 5,623,048 5,623,048 – –
Energy 8,468,498 8,468,498 – –
Financials 30,675,858 30,675,858 – –
Health Care 19,993,775 19,993,775 – –
Industrials 17,659,556 17,659,556 – –
Information Technology 62,251,669 62,251,669 – –
Materials 4,598,919 4,598,919 – –
Real Estate 4,218,493 4,218,493 – –
Utilities 5,097,193 5,097,193 – –
Registered Investment Companies
U.S. Unaffiliated 8,424,476 8,424,476 – –
Short-Term Investments 895,943 – 895,943 –
Subtotal Investments in Securities $202,654,906 $201,758,963 $895,943 $–
Other Investments  * Total
Collateral Held for Securities Loaned 8,130,350
Subtotal Other Investments $8,130,350
Total Investments at Value $210,785,256
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

All Cap Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
1034/
The following table is a summary of the inputs used, as of March 31, 2026, in valuing All Cap Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 127,452 127,452 – –
Total Liability Derivatives $127,452 $127,452 $– $–
The following table presents All Cap Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $895,943 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 22 June 2026 $ 7,355,277 ( $ 127,452)
Total Futures Long Contracts $ 7,355,277 ( $ 127,452)
Total Futures Contracts $ 7,355,277 ($127,452)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $5,176 $24,846 $21,892 $8,130 8,130 4.0%
Total Collateral Held for Securities Loaned 5,176 8,130 4.0
Total Value $5,176 $8,130
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $6
Total Affiliated Income from Securities Loaned, Net $6
Total Value $– $– $ –

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 49.2% Value
Asset-Backed Securities  4.9%
522 Funding CLO, Ltd.
$ 725,000
5.410%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 718,981
Anchorage Capital CLO 20, Ltd.
150,000
6.868%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
147,249
Anchorage Capital CLO 21, Ltd.
875,000
5.568%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
869,746
Avis Budget Rental Car Funding
AESOP, LLC
550,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
553,692
500,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
490,118
Balboa Bay Loan Funding, Ltd.
500,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
496,787
675,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
673,080
Barings CLO, Ltd.
650,000
5.568%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
645,659
Barings Loan Partners CLO, Ltd. 2
1,000,000
5.318%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
995,542
Battalion CLO XI, Ltd.
850,000
5.618%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
841,071
Battalion CLO XIV, Ltd.
1,075,000
5.668%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
1,067,920
Battalion CLO XXI, Ltd.
1,300,000
5.672%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
1,287,000
Business Jet Securities, LLC
417,392
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
412,826
Dryden 72 CLO, Ltd.
650,000
5.303%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
650,097
Hertz Vehicle Financing III, LLC
875,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
879,775
500,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
492,861
Hotwire Funding, LLC
1,000,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,011,732
Kennedy Lewis CLO 3, Ltd.
650,000
5.068%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
647,613
Principal
Amount Long-Term Fixed Income  49.2% Value
Asset-Backed Securities  4.9% - continued
LCM 41, Ltd.
$ 1,400,000
7.272%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
$ 1,342,239
Lightpath Fiber Issuer, LLC
1,000,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
997,228
Marathon CLO, Ltd.
600,000
5.222%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
595,465
MetroNet Infrastructure Issuer, LLC
800,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
806,865
325,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
323,493
Octagon Investment Partners 50,
Ltd.
1,500,000
5.672%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
1,484,948
Pagaya AI Debt Grantor Trust
181,939
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
182,528
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
190,242
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
190,531
Palmer Square Loan Funding, Ltd.
900,000
5.510%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
885,104
250,000
5.169%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
249,700
525,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
520,638
Park Blue CLO, Ltd.
450,000
5.848%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
448,493
PPM CLO 3, Ltd.
400,000
5.718%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
397,032
RFS Asset Securitization V, LLC
800,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
803,692
Rockford Tower CLO, Ltd.
1,075,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
1,068,038
Sculptor CLO XXVIII, Ltd.
650,000
5.618%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
644,643
Signal Peak CLO 1, Ltd.
250,000
5.618%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
248,512
Sunnova Hestia II Issuer, LLC
668,792
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
647,949

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  49.2% Value
Asset-Backed Securities  4.9% - continued
Symphony CLO XX, Ltd.
$ 700,000
6.671%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
$ 691,836
TCW CLO, Ltd.
750,000
5.468%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
749,780
Veros Auto Receivables Trust
344,450
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
345,565
Zayo Issuer, LLC
975,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
976,050
Total 27,482,078
Basic Materials  <0.1%
FMC Corporation
88,000 8.450%,  11/1/2055
b
56,660
Peabody Energy Corporation,
Convertible
143,000 3.250%,  3/1/2028 262,691
Total 319,351
Capital Goods  0.5%
Array Technologies, Inc.,
Convertible
129,000 1.000%,  12/1/2028 116,487
149,000 2.875%,  7/1/2031
a
185,039
BWX Technologies, Inc.,
Convertible
459,000 Zero Coupon,  11/1/2030
a
475,524
Fluor Corporation, Convertible
290,000 1.125%,  8/15/2029 357,135
Greenbrier Companies, Inc.,
Convertible
188,000 2.875%,  4/15/2028
d
216,839
JBT Marel Corporation,
Convertible
280,000 0.375%,  9/15/2030
a
271,320
LEDN Issuer Trust
450,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
450,222
Mirion Technologies, Inc.,
Convertible
170,000 0.250%,  6/1/2030
a
184,365
168,000 Zero Coupon,  10/1/2031
a
159,180
Patrick Industries, Inc., Convertible
131,000 1.750%,  12/1/2028
d
226,696
Total 2,642,807
Collateralized Mortgage Obligations  9.8%
A&D Mortgage Trust
153,647
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,e
154,938
ACRA Trust
331,190
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
331,808
Alternative Loan Trust
341,845
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 170,508
Principal
Amount Long-Term Fixed Income  49.2% Value
Collateralized Mortgage Obligations  9.8% -
continued
Archwest Mortgage Trust
$ 550,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,e
$ 550,602
Banc of America Alternative Loan
Trust
592,511
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 532,078
Banc of America Mortgage
Securities Trust
182,451
5.587%,  9/25/2035, Ser.
2005-H, Class 3A1
b
175,233
Bear Stearns ARM Trust
16,297
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
15,773
Bellemeade Re, Ltd.
315,000
6.162%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
316,518
BRAVO Residential Funding Trust
643,035
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,e
638,225
CFST Mortgage Trust
300,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,e
302,295
CHNGE Mortgage Trust
751,284
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
737,228
322,149
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
321,471
396,939
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,e
395,614
204,099
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
204,103
CIM Trust
684,403
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,e
682,177
Citigroup Mortgage Loan Trust,
Inc.
191,760
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 189,748
45,229
6.202%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
46,164
571,634
4.958%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
520,357
COLT Mortgage Loan Trust
543,521
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,e
546,500
Countrywide Alternative Loan Trust
273,218
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 223,395
112,024
3.907%,  10/25/2035, Ser.
2005-43, Class 1A1
b
101,626
159,260
4.130%,  10/25/2035, Ser.
2005-43, Class 4A1
b
138,609
157,514
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 123,226
CSMC Trust
318,580
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
276,261

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  49.2% Value
Collateralized Mortgage Obligations  9.8% -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 423,397
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 $ 368,969
Federal Home Loan Mortgage
Corporation - REMIC
959,749
4.000%,  1/25/2051, Ser.
5249, Class LA 948,526
1,050,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,044,775
2,190,140
1.500%,  3/25/2051, Ser.
5092, Class IC
f
182,338
850,000
5.250%,  3/25/2055, Ser.
5519, Class CL 843,107
827,794
7.662%,  (SOFR30A +
4.000%), 4/25/2026, Ser.
5567, Class MB
b
851,228
700,000
5.000%,  5/25/2055, Ser.
5537, Class KM 680,298
712,101
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 600,181
3,704,021
1.500%,  12/25/2050, Ser.
5107, Class IO
f
344,856
1,570,378
2.000%,  12/25/2050, Ser.
5051, Class WI
f
206,115
60,441
3.000%,  5/15/2027, Ser.
4046, Class GI
f
431
149,446
3.000%,  7/15/2027, Ser.
4074, Class IO
f
1,999
132,561
3.000%,  7/15/2027, Ser.
4084, Class NI
f
1,719
52,009
2.500%,  2/15/2028, Ser.
4162, Class AI
f
660
139,796
2.500%,  2/15/2028, Ser.
4161, Class UI
f
1,922
258,021
2.500%,  3/15/2028, Ser.
4177, Class EI
f
4,348
595,967
3.500%,  10/15/2032, Ser.
4119, Class KI
f
41,191
345,076
3.000%,  2/15/2033, Ser.
4170, Class IG
f
19,770
415,240
3.000%,  4/15/2033, Ser.
4203, Class DI
f
14,168
932,301
5.500%,  1/25/2046, Ser.
5617, Class AZ
g
923,651
Federal Home Loan Mortgage
Corporation STRIPS
887,675
3.500%,  8/15/2035, Ser.
345, Class C8
f
77,286
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 983,722
1,200,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,172,771
1,075,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 1,080,724
650,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 633,734
1,109,130
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
147,428
189,889
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
2,055
Principal
Amount Long-Term Fixed Income  49.2% Value
Collateralized Mortgage Obligations  9.8% -
continued
$ 89,619
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
$ 750
138,667
3.500%,  9/25/2027, Ser.
2012-98, Class YI
f
1,638
395,159
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
5,080
243,047
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
2,763
98,871
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
1,209
219,204
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
2,290
14,361
2.500%,  2/25/2028, Ser.
2013-46, Class CI
f
17
176,462
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
2,730
69,849
3.000%,  4/25/2028, Ser.
2013-30, Class DI
f
1,199
549,408
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
35,541
First Horizon Alternative Mortgage
Securities Trust
84,883
5.477%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
83,634
75,932
5.165%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
71,887
Flagstar Mortgage Trust
284,619
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
257,865
GCAT Trust
675,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
669,621
602,880
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
566,792
203,145
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
205,303
GMAC Mortgage Corporation
Loan Trust
290,254
3.920%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
261,605
Government National Mortgage
Association
872
4.000%,  1/16/2027, Ser.
2012-3, Class IO
f
1
GS Mortgage-Backed Securities
Trust
476,082
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
475,835
Home Re, Ltd.
666,994
8.262%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
681,746
750,000
5.812%,  (SOFR30A +
2.150%), 1/25/2036, Ser.
2026-1, Class M1B
a,b
751,008
HTAP Issuer Trust
390,017
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
386,920
808,732
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
805,534
IndyMac IMJA Mortgage Loan
Trust
564,005
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 209,953

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  49.2% Value
Collateralized Mortgage Obligations  9.8% -
continued
J.P. Morgan Mortgage Trust
$ 404,451
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
$ 347,987
429,711
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,e
425,507
435,420
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
432,445
50,731
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 52,686
224,734
4.985%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
153,004
LHOME Mortgage Trust
500,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,e
502,233
Merrill Lynch Alternative Note
Asset Trust
501,694
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 150,815
MFA Trust
413,910
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,e
414,420
Morgan Stanley Residential
Mortgage Loan Trust
900,000
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,e
897,411
683,389
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,e
682,824
MortgageIT Securities Corporation
Mortgage Loan Trust
1,010,539
4.253%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
881,458
NYMT Loan Trust
750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
753,091
PMT Loan Trust
714,498
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
722,089
800,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
793,783
Point Securitization Trust
606,492
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
606,395
PRET, LLC
307,807
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,e
305,384
423,612
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,e
424,010
625,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,e
626,445
PRKCM Trust
499,155
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
498,179
462,058
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,e
465,228
PRPM Trust
680,000
6.171%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
682,231
900,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
908,139
PRPM, LLC
584,029
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
576,363
Principal
Amount Long-Term Fixed Income  49.2% Value
Collateralized Mortgage Obligations  9.8% -
continued
$ 550,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,e
$ 525,979
639,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,e
617,426
900,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,e
835,619
825,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,e
818,615
422,269
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
422,579
500,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,e
500,356
239,485
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,e
238,810
881,155
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,e
879,075
423,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,e
422,261
RCO IX Mortgage, LLC
540,188
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,e
540,914
177,281
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,e
177,142
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
e
374,960
Residential Accredit Loans, Inc.
Trust
235,873
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 209,613
170,529
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 135,733
171,286
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 145,770
Residential Asset Securitization
Trust
253,546
4.433%,  1/25/2034, Ser.
2004-IP1, Class A1
b
243,485
Residential Funding Mortgage
Security I Trust
412,368
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 333,620
Roc Mortgage Trust
800,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
801,113
Saluda Grade Alternative
Mortgage Trust
1,200,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,e
1,207,937
Santander Mortgage Asset
Receivable Trust
364,259
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
a,b
363,021
Saxon Asset Securities Trust
399,056
2.687%,  8/25/2035, Ser.
2004-2, Class MF2
b
366,973
Sequoia Mortgage Trust
550,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
523,854
281,690
3.538%,  9/20/2046, Ser.
2007-1, Class 4A1
b
183,773

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  49.2% Value
Collateralized Mortgage Obligations  9.8% -
continued
Structured Adjustable Rate
Mortgage Loan Trust
$ 107,889
4.638%,  7/25/2035, Ser.
2005-15, Class 4A1
b
$ 95,480
Triangle Re, Ltd.
308,680
7.062%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
310,719
Unlock HEA Trust
847,107
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
846,202
723,008
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
720,542
375,926
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
374,914
Velocity Commercial Capital Loan
Trust
326,905
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
330,463
254,021
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
256,329
397,440
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
405,186
Verus Securitization Trust
871,467
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,e
875,009
618,221
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
552,906
VOLT C, LLC
1,427,515
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,427,806
VOLT CVI, LLC
298,585
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
298,866
VOLT XCVII, LLC
129,553
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
129,588
Vontive Mortgage Trust
850,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,e
859,843
WaMu Mortgage Pass-Through
Certificates
69,855
6.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
70,219
Washington Mutual Mortgage
Pass-Through Certificates
217,225
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 190,219
Total 55,268,396
Commercial Mortgage-Backed Securities  0.4%
AMSR Trust
800,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
755,229
BANK
4,583,034
0.624%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
210,555
650,000
4.340%,  5/15/2061, Ser.
2018-BN12, Class AS
b
637,803
BBCMS Mortgage Trust
3,964,456
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
236,319
Principal
Amount Long-Term Fixed Income  49.2% Value
Commercial Mortgage-Backed Securities  0.4%
- continued
$ 400,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
$ 405,046
Total 2,244,952
Communications Services  0.1%
Bell Telephone Company of
Canada
93,000 7.000%,  9/15/2055
b
95,187
Paramount Global
60,000 6.375%,  3/30/2062
b
43,800
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b,d
49,389
93,000 7.125%,  4/15/2055
b
95,166
Snap, Inc., Convertible
96,000 0.125%,  3/1/2028 87,379
323,000 0.500%,  5/1/2030 259,046
TELUS Corporation
60,000 6.625%,  10/15/2055
b
60,022
Vodafone Group plc
240,000 7.000%,  4/4/2079
b
246,854
Total 936,843
Consumer Cyclical  0.4%
Burlington Stores, Inc., Convertible
134,000 1.250%,  12/15/2027 221,100
Cracker Barrel Old Country Store,
Inc., Convertible
26,000 1.750%,  9/15/2030
a
20,105
DraftKings Holdings, Inc.,
Convertible
501,000 Zero Coupon,  3/15/2028 450,900
EZCORP, Inc., Convertible
114,000 3.750%,  12/15/2029
a,d
269,123
General Motors Financial
Company, Inc.
42,000 5.750%,  9/30/2027
b,h
40,892
31,000 5.700%,  9/30/2030
b,h
30,404
Live Nation Entertainment, Inc.,
Convertible
113,000 3.125%,  1/15/2029 171,647
128,000 2.875%,  1/15/2030 137,920
156,000 2.875%,  10/15/2031
a
158,312
Marriott Vacations Worldwide
Corporation, Convertible
191,000 3.250%,  12/15/2027 183,360
Meritage Homes Corporation,
Convertible
63,000 1.750%,  5/15/2028 60,669
Uber Technologies, Inc.,
Convertible
125,000 Zero Coupon,  5/15/2028
a
121,875
189,000 0.875%,  12/1/2028 227,273
Total 2,093,580
Consumer Non-Cyclical  0.5%
BioMarin Pharmaceutical, Inc.,
Convertible
214,000 1.250%,  5/15/2027 206,103
Chefs' Warehouse, Inc.,
Convertible
139,000 2.375%,  12/15/2028 204,886
CVS Health Corporation
102,000 6.750%,  12/10/2054
b
103,279

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  49.2% Value
Consumer Non-Cyclical  0.5% - continued
Envista Holdings Corporation,
Convertible
$ 76,000 1.750%,  8/15/2028 $ 75,383
Integer Holdings Corporation,
Convertible
72,000 2.125%,  2/15/2028 85,032
424,000 1.875%,  3/15/2030 404,284
Jazz Investments I, Ltd.,
Convertible
192,000 2.000%,  6/15/2026 232,896
192,000 3.125%,  9/15/2030
d
271,872
LCI Industries, Convertible
229,000 3.000%,  3/1/2030 275,144
Post Holdings, Inc., Convertible
257,000 2.500%,  8/15/2027 278,203
Spectrum Brands, Inc.,
Convertible
168,000 3.375%,  6/1/2029 167,462
Winnebago Industries, Inc.,
Convertible
159,000 3.250%,  1/15/2030 143,418
Zoetis, Inc., Convertible
212,000 0.250%,  6/15/2029
a
210,410
Total 2,658,372
Energy  0.4%
BP Capital Markets plc
165,000 4.875%,  3/22/2030
b,h
162,890
177,000 6.450%,  12/1/2033
b,h
184,051
Crescent Energy Company,
Convertible
285,000 2.750%,  3/15/2031
a
327,180
Enbridge, Inc.
140,000 7.375%,  1/15/2083
b
142,117
182,000 7.625%,  1/15/2083
b
196,203
Energy Transfer, LP
107,000 8.000%,  5/15/2054
b
112,071
54,000 7.125%,  5/15/2030
b,h
54,963
Northern Oil and Gas, Inc.,
Convertible
445,000 3.625%,  4/15/2029 487,984
Phillips 66 Company
76,000 6.200%,  3/15/2056
b
75,659
TransCanada Trust
133,000 5.875%,  8/15/2076
b
133,141
UGI Corporation, Convertible
75,000 5.000%,  6/1/2028 105,112
Venture Global LNG, Inc.
160,000 9.000%,  9/30/2029
a,b,h
159,367
Total 2,140,738
Financials  1.7%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.950%,  3/10/2055
b
153,522
Air Lease Corporation
180,000 4.650%,  6/15/2026
b,h
178,856
Aircastle, Ltd.
165,000 5.250%,  6/15/2026
a,b,h
164,132
Ally Financial, Inc.
255,000 4.700%,  5/15/2026
b,h
252,620
American Express Company
190,000 3.550%,  9/15/2026
b,h
187,847
Principal
Amount Long-Term Fixed Income  49.2% Value
Financials  1.7% - continued
Bank of America Corporation
$ 165,000 6.125%,  4/27/2027
b,h
$ 165,303
Bank of New York Mellon
Corporation
150,000 5.950%,  12/20/2030
b,h
150,036
Bank of Nova Scotia
118,000 6.875%,  10/27/2085
b
115,918
Blackstone Mortgage Trust, Inc.,
Convertible
26,000 5.500%,  3/15/2027 25,740
Boston Properties, LP, Convertible
75,000 2.000%,  10/1/2030
a
68,062
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,d,h
108,412
Charles Schwab Corporation
240,000 4.000%,  6/1/2026
b,h
238,367
CHL Mortgage Pass-Through Trust
48,536
6.221%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
48,309
538,647
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 215,757
Citigroup, Inc.
90,000 7.375%,  5/15/2028
b,h
92,989
96,000 7.625%,  11/15/2028
b,h
99,279
107,000 7.125%,  8/15/2029
b,h
108,052
94,000 6.950%,  2/15/2030
b,h
94,698
130,000 6.875%,  8/15/2030
b,h
130,918
158,000 6.625%,  2/15/2031
b,h
158,119
130,000 7.000%,  8/15/2034
b,h
133,794
Citizens Financial Group, Inc.
115,000 4.000%,  10/6/2026
b,h
113,234
Coinbase Global, Inc., Convertible
90,000 0.500%,  6/1/2026 89,262
128,000 Zero Coupon,  10/1/2029
a
112,064
121,000 0.250%,  4/1/2030 112,106
134,000 Zero Coupon,  10/1/2032
a
107,267
COPT Defense Properties, LP,
Convertible
36,000 5.250%,  9/15/2028
a
41,785
Corebridge Financial, Inc.
66,000 6.375%,  9/15/2054
b
64,867
71,000 6.875%,  12/15/2052
b
71,537
Countrywide Home Loan
Mortgage Pass Through Trust
198,538
4.785%,  11/25/2035, Ser.
2005-22, Class 2A1
b
165,265
Credit Suisse Group AG
110,000 7.250%,  N/A
*,i
26,400
110,000 7.500%,  N/A
*,i
26,400
Dai-ichi Life Insurance Company,
Ltd.
90,000 6.200%,  1/16/2035
a,b,h
90,536
Digital Realty Trust, LP, Convertible
114,000 1.875%,  11/15/2029
a
120,684
Encore Capital Group, Inc.,
Convertible
115,000 4.000%,  3/15/2029 144,612
Federal Realty OP, LP, Convertible
53,000 3.250%,  1/15/2029
a
54,170
Goldman Sachs Group, Inc.
124,000 3.650%,  8/10/2026
b,h
122,892
188,000 4.125%,  11/10/2026
b,h
185,440
98,000 6.125%,  11/10/2034
b,d,h
97,490

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  49.2% Value
Financials  1.7% - continued
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
$ 48,000 3.750%,  8/15/2028
a
$ 68,184
Hercules Capital, Inc., Convertible
14,000 4.750%,  9/1/2028
a
13,524
Huntington Bancshares, Inc./OH
105,000 4.450%,  10/15/2027
b,h
103,186
Huntington Bank Auto Credit-
Linked Notes
121,001
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
121,938
JPMorgan Chase & Company
101,000 6.500%,  4/1/2030
b,h
103,640
Kite Realty Group, LP, Convertible
9,000 0.750%,  4/1/2027
a
9,705
Lincoln National Corporation
74,000
6.272%,  (TSFR3M +
2.619%), 5/18/2026
b
60,651
M&T Bank Corporation
290,000 3.500%,  9/1/2026
b,h
280,754
MetLife, Inc.
96,000 6.350%,  3/15/2055
b,d
97,416
115,000 5.875%,  3/15/2028
b,h
114,485
137,000 6.400%,  12/15/2036 139,882
Nippon Life Insurance Company
425,000 5.950%,  4/16/2054
a,b
424,874
Pebblebrook Hotel Trust,
Convertible
256,000 1.750%,  12/15/2026 249,350
187,000 1.625%,  1/15/2030
a
191,675
PNC Financial Services Group,
Inc.
131,000 6.200%,  9/15/2027
b,h
131,291
140,000 6.250%,  3/15/2030
b,h
141,228
Provident Financing Trust I
72,000 7.405%,  3/15/2038 76,866
Prudential Financial, Inc.
138,000 6.750%,  3/1/2053
b
142,804
85,000 3.700%,  10/1/2050
b
77,217
Realty Income Corporation,
Convertible
95,000 3.500%,  1/15/2029
a
96,948
Rexford Industrial Realty, LP,
Convertible
63,000 4.375%,  3/15/2027
a
62,654
38,000 4.125%,  3/15/2029
a
37,259
Royal Bank of Canada
90,000 6.750%,  8/24/2085
b
90,329
Shift4 Payments, Inc., Convertible
266,000 0.500%,  8/1/2027 249,375
Starwood Property Trust, Inc.,
Convertible
155,000 6.750%,  7/15/2027 157,558
State Street Corporation
88,000 6.700%,  3/15/2029
b,d,h
89,417
Sumitomo Life Insurance Company
170,000 3.375%,  4/15/2081
a,b
155,108
Tanger Properties, LP, Convertible
27,000 2.375%,  1/15/2031
a
27,022
Terawulf, Inc., Convertible
36,000 2.750%,  2/1/2030
a
69,876
65,000 1.000%,  9/1/2031
a
89,960
80,000 Zero Coupon,  5/1/2032
a
82,633
Principal
Amount Long-Term Fixed Income  49.2% Value
Financials  1.7% - continued
Toronto-Dominion Bank
$ 125,000 8.125%,  10/31/2082
b
$ 128,958
Truist Financial Corporation
200,000 5.100%,  3/1/2030
b,d,h
199,637
Ventas Realty, LP, Convertible
98,000 3.750%,  6/1/2026 145,716
Wells Fargo & Company
180,000 7.625%,  9/15/2028
b,h
189,087
Welltower OP, LLC, Convertible
129,000 2.750%,  5/15/2028
a
267,546
93,000 3.125%,  7/15/2029
a
147,200
Total 9,471,694
Mortgage-Backed Securities  21.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
288,013 2.000%,  1/1/2052 235,593
134,407 6.000%,  1/1/2055 140,327
3,235,784 2.500%,  5/1/2051 2,759,645
3,474,073 3.500%,  5/1/2052 3,210,256
2,126,904 4.000%,  5/1/2052 2,026,848
4,261,502 5.000%,  7/1/2053 4,247,319
4,848,941 5.500%,  7/1/2053 4,935,152
280,347 5.000%,  8/1/2053 279,981
1,045,035 5.500%,  9/1/2053 1,071,079
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,605,948 2.500%,  7/1/2030 1,557,359
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,400,000 4.500%,  4/1/2041
g
1,389,916
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,375,721 3.500%,  5/1/2040 2,264,786
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,933,029 3.000%,  1/1/2052 4,372,770
667,111 2.000%,  2/1/2051 545,696
417,759 2.000%,  2/1/2051 341,727
3,176,812 2.500%,  2/1/2051 2,681,546
2,591,432 2.500%,  2/1/2051 2,224,552
4,337,608 2.000%,  3/1/2051 3,526,389
3,225,720 4.000%,  3/1/2051 3,083,007
5,601,466 3.000%,  3/1/2052 4,967,361
4,692,549 2.000%,  4/1/2051 3,813,977
2,148,360 3.000%,  4/1/2051 1,891,200
2,037,875 5.500%,  4/1/2054 2,085,472
796,229 2.000%,  5/1/2051 647,948
1,873,507 3.000%,  5/1/2051 1,685,081
1,984,770 3.000%,  6/1/2050 1,791,904
931,831 4.000%,  6/1/2052 882,999
2,607,981 5.000%,  6/1/2053 2,601,910
4,419,387 2.500%,  7/1/2051 3,799,962
2,142,033 3.500%,  7/1/2051 1,985,723
944,049 2.500%,  8/1/2050 811,655
4,064,369 3.500%,  8/1/2050 3,781,163
3,884,948 3.500%,  8/1/2052 3,566,043
2,339,036 4.500%,  8/1/2052 2,267,562
390,780 5.000%,  8/1/2053 389,750

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  49.2% Value
Mortgage-Backed Securities  21.5% -
continued
$ 2,985,613 3.500%,  9/1/2052 $ 2,767,503
1,121,848 3.500%,  9/1/2052 1,037,116
318,062 5.000%,  9/1/2052 316,497
2,483,474 4.500%,  9/1/2053 2,415,096
676,203 4.500%,  9/1/2053 658,312
3,580,648 4.000%,  10/1/2052 3,409,626
776,149 2.000%,  11/1/2051 634,873
1,452,215 3.500%,  11/1/2052 1,348,905
3,190,163 2.000%,  12/1/2050 2,610,736
10,375,861 4.500%,  12/1/2052 10,097,871
1,000,000 4.000%,  4/1/2049
g
943,524
1,850,000 4.500%,  4/1/2049
g
1,785,260
7,925,000 5.000%,  4/1/2049
g
7,815,054
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,103,450 2.500%,  3/1/2062 4,196,475
1,751,533 3.500%,  7/1/2061 1,578,110
1,869,719 4.000%,  12/1/2061 1,742,437
Total 121,221,053
Technology  0.9%
Akamai Technologies, Inc.,
Convertible
123,000 0.375%,  9/1/2027 142,495
90,000 1.125%,  2/15/2029 102,852
187,000 0.250%,  5/15/2033
a
258,995
Applied Digital Corporation,
Convertible
80,000 2.750%,  6/1/2030 212,160
Avnet, Inc., Convertible
70,000 1.750%,  9/1/2030
a
75,880
Block, Inc., Convertible
34,000 0.250%,  11/1/2027 31,773
CoreWeave, Inc., Convertible
214,000 1.750%,  12/1/2031
a
214,235
CSG Systems International, Inc.,
Convertible
218,000 3.875%,  9/15/2028 265,197
Euronet Worldwide, Inc.,
Convertible
91,000 0.625%,  10/1/2030
a
79,170
Global Payments, Inc., Convertible
226,000 1.500%,  3/1/2031 199,118
InterDigital, Inc., Convertible
47,000 3.500%,  6/1/2027 183,417
Microchip Technology, Inc.,
Convertible
111,000 Zero Coupon,  2/15/2030
a
108,281
116,000 0.750%,  6/1/2030 114,631
MKS, Inc., Convertible
272,000 1.250%,  6/1/2030 449,344
ON Semiconductor Corporation,
Convertible
162,000 Zero Coupon,  5/1/2027 208,899
270,000 0.500%,  3/1/2029 263,925
Progress Software Corporation,
Convertible
232,000 3.500%,  3/1/2030 206,109
Semtech Corporation, Convertible
63,000 1.625%,  11/1/2027 132,741
163,000 Zero Coupon,  10/15/2030
a,d
181,908
Principal
Amount Long-Term Fixed Income  49.2% Value
Technology  0.9% - continued
Synaptics, Inc., Convertible
$ 227,000 0.750%,  12/1/2031 $ 234,491
Ultra Clean Holdings, Inc.,
Convertible
213,000 Zero Coupon,  3/15/2031
a
225,354
Viavi Solutions, Inc., Convertible
110,000 0.625%,  3/1/2031
a
273,900
Vishay Intertechnology, Inc.,
Convertible
376,000 2.250%,  9/15/2030 360,772
Western Digital Corporation,
Convertible
64,000 3.000%,  11/15/2028 458,125
Ziff Davis, Inc., Convertible
23,000 1.750%,  11/1/2026
d
22,540
77,000 3.625%,  3/1/2028
a
75,460
Total 5,081,772
U.S. Government & Agencies  7.1%
U.S. Treasury Bonds
2,517,000 3.625%,  5/15/2053 2,018,221
952,000 4.750%,  11/15/2053 925,634
4,556,000 4.625%,  2/15/2035 4,674,527
U.S. Treasury Notes
1,000,000 3.625%,  8/31/2027 997,031
17,000,000 3.500%,  1/31/2028 16,903,047
7,400,000 4.125%,  7/31/2028 7,450,875
2,501,000 4.000%,  2/28/2030 2,510,477
400,000 3.625%,  9/30/2030 395,016
4,600,000 4.000%,  11/15/2035 4,487,156
Total 40,361,984
Utilities  1.0%
AES Corporation
100,000 7.600%,  1/15/2055
b
99,192
Algonquin Power & Utilities
Corporation
110,000 4.750%,  1/18/2082
b
106,984
Alliant Energy Corporation,
Convertible
56,000 3.250%,  5/30/2028
a
59,331
American Electric Power
Company, Inc.
79,000 6.050%,  3/15/2056
b
78,295
121,000 6.950%,  12/15/2054
b
128,242
American Water Capital
Corporation, Convertible
122,000 3.625%,  6/15/2026 121,732
CenterPoint Energy, Inc.
68,000 7.000%,  2/15/2055
b
69,981
47,000 6.700%,  5/15/2055
b
47,526
CenterPoint Energy, Inc.,
Convertible
119,000 4.250%,  8/15/2026 140,955
87,000 3.000%,  8/1/2028
a
91,885
66,000 2.875%,  5/15/2029
a
66,073
CMS Energy Corporation,
Convertible
98,000 3.375%,  5/1/2028 110,740
72,000 3.125%,  5/1/2031
a
73,872
Dominion Energy, Inc.
100,000 6.875%,  2/1/2055
b
102,917
100,000 7.000%,  6/1/2054
b
105,769

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  49.2% Value
Utilities  1.0% - continued
Duke Energy Corporation
$ 120,000 3.250%,  1/15/2082
b
$ 115,264
100,000 6.450%,  9/1/2054
b,d
103,264
Duke Energy Corporation,
Convertible
153,000 3.000%,  3/15/2029
a
153,841
Edison International
138,000 5.000%,  12/15/2026
b,h
136,737
Entergy Corporation
39,000 5.875%,  6/15/2056
b
38,480
80,000 6.100%,  6/15/2056
b
78,955
Evergy, Inc., Convertible
130,000 4.500%,  12/15/2027 175,370
Exelon Corporation, Convertible
103,000 3.250%,  3/15/2029
a
106,459
FirstEnergy Corporation,
Convertible
169,000 3.625%,  1/15/2029
a,d
191,477
118,000 3.875%,  1/15/2031
a
136,054
NextEra Energy Capital Holdings,
Inc.
80,000 3.800%,  3/15/2082
b
77,214
214,000 6.750%,  6/15/2054
b
221,390
NextEra Energy Capital Holdings,
Inc., Convertible
73,000 3.000%,  3/1/2027 101,287
NiSource, Inc.
49,000 6.375%,  3/31/2055
b
50,071
80,000 5.750%,  7/15/2056
b,d
78,783
102,000 6.950%,  11/30/2054
b
104,886
NRG Energy, Inc.
128,000 10.250%,  3/15/2028
a,b,h
138,076
PacifiCorp
85,000 7.125%,  8/15/2056
b
80,298
PG&E Corporation, Convertible
466,000 4.250%,  12/1/2027 482,532
Pinnacle West Capital Corporation,
Convertible
65,000 4.750%,  6/15/2027 74,425
PPL Capital Funding, Inc.,
Convertible
131,000 2.875%,  3/15/2028 153,466
96,000 3.000%,  12/1/2030
a
100,224
Puget Energy, Inc.
90,000 7.000%,  9/15/2056
a,b
89,314
Sempra
101,000 6.550%,  4/1/2055
b
100,549
101,000 6.625%,  4/1/2055
b
100,997
60,000 6.400%,  10/1/2054
b
59,812
101,000 6.875%,  10/1/2054
b,d
102,087
Southern Company
150,000 3.750%,  9/15/2051
b
148,507
Southern Company, Convertible
84,000 4.500%,  6/15/2027 93,307
205,000 3.250%,  6/15/2028
a
208,567
WEC Energy Group, Inc.
80,000 5.625%,  5/15/2056
b
78,386
WEC Energy Group, Inc.,
Convertible
101,000 4.375%,  6/1/2027 121,705
108,000 3.375%,  6/1/2028
a
112,050
92,000 4.375%,  6/1/2029 113,804
Xcel Energy, Inc.
88,000 5.750%,  12/3/2056
b
85,904
Principal
Amount Long-Term Fixed Income  49.2% Value
Utilities  1.0% - continued
XPLR Infrastructure, LP,
Convertible
$ 133,000 2.500%,  6/15/2026
a,d
$ 131,670
Total 5,848,706
Total Long-Term Fixed Income
(cost $282,073,519) 277,772,326
Shares
Registered Investment
Companies   29.7% Value
U.S. Affiliated   28.8%
4,398,573 Thrivent Core Emerging Markets
Debt Fund 37,959,687
2,547,344 Thrivent Core High Yield Bond
Fund 50,021,685
701,247 Thrivent Core International Equity
Fund 8,842,726
3,350,764 Thrivent Core Investment Grade
Corporate Bond Fund 65,684,689
Total 162,508,787
U.S. Unaffiliated   0.9%
9,010 abrdn Asia-Pacific Income Fund,
Inc. 129,924
30,025 abrdn Income Credit Strategies
Fund 153,128
7,991 abrdn Total Dynamic Dividend
Fund
d
73,597
17,404 AllianceBernstein Global High
Income Fund, Inc. 176,999
24,503 Allspring Income Opportunities
Fund 158,780
6,097 BlackRock Capital Allocation Term
Trust
d
86,151
5,093 BlackRock Core Bond Trust 46,652
20,368 BlackRock Corporate High Yield
Fund, Inc. 173,535
17,671 BlackRock Credit Allocation
Income Trust 178,477
3,599 BlackRock Debt Strategies Fund,
Inc. 34,515
2,666 BlackRock Enhanced Equity
Dividend Trust 22,981
13,337 BlackRock Enhanced Global
Dividend Trust 146,174
7,542 BlackRock Enhanced International
Dividend Trust 40,802
8,027 BlackRock Income Trust, Inc. 84,845
15,364 BlackRock Multi-Sector Income
Trust 192,357
11,734 Blackstone Strategic Credit 2027
Term Fund 130,834
12,946 Cornerstone Strategic Investment
Fund, Inc. 94,247
16,811 Eaton Vance Limited Duration
Income Fund 158,864
7,811 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 67,643
438 iShares Biotechnology ETF 73,956
29,350 iShares Preferred and Income
Securities ETF
d
889,892
31,444 Nuveen Credit Strategies Income
Fund 153,132

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  29.7% Value
U.S. Unaffiliated   0.9%  - continued
11,861 Nuveen Preferred Income
Opportunities Fund $ 89,432
12,757 PGIM Global High Yield Fund, Inc. 148,619
10,505 PGIM High Yield Bond Fund, Inc. 138,246
7,049 Pimco Dynamic Income Fund 120,608
10,417 PIMCO High Income Fund 48,231
11,498 PIMCO Income Strategy Fund II 79,221
1,827 Tri-Continental Corporation 57,715
7,044 Vanguard Short-Term Corporate
Bond ETF 558,378
3,393 Virtus Convertible & Income Fund 50,488
10,872 Virtus Dividend, Interest &
Premium Strategy Fund 137,096
2,970 Virtus Equity & Convertible Income
Fund 69,379
26,128 Voya Global Equity Dividend &
Premium Opportunity Fund 148,930
5,757 Western Asset Diversified Income
Fund
d
77,374
42,572 Western Asset High Income
Opportunity Fund, Inc. 154,536
Total 5,145,738
Total Registered Investment
Companies (cost $167,929,420) 167,654,525
Shares Common Stock 15.4% Value
Communications Services  1.3%
4,626 Alphabet, Inc., Class A 1,330,253
5,997 Alphabet, Inc., Class C 1,720,299
12,471 AT&T, Inc. 361,534
8,947 Comcast Corporation 256,868
1,632 Liberty Global, Ltd., Class A
j
19,731
2,804 Meta Platforms, Inc. 1,604,253
6,763 Netflix, Inc.
j
650,263
84 New York Times Company 7,033
1,500 News Corporation, Class A 37,395
680 Reddit, Inc.
j
91,562
358 T-Mobile US, Inc. 75,191
9,163 Universal Music Group NV 177,862
1,603 Walt Disney Company 154,497
10,973 Warner Brothers Discovery, Inc.
j
301,319
11,700 Warner Music Group Corporation 298,818
Total 7,086,878
Consumer Discretionary  1.4%
11,973 ADT, Inc. 78,663
1,042 Advance Auto Parts, Inc. 54,966
11,593 Amazon.com, Inc.
j
2,414,474
2,695 Aptiv plc
j
187,141
22 AutoZone, Inc.
j
74,311
53 Booking Holdings, Inc. 223,147
369 Boot Barn Holdings, Inc.
j
54,007
980 Build-A-Bear Workshop, Inc. 36,701
16 Carnival Corporation 414
463 Churchill Downs, Inc. 41,591
1,751 D.R. Horton, Inc. 240,272
348 Frontdoor, Inc.
j
18,395
700 Garmin, Ltd. 162,407
1,678 General Motors Company 125,011
359 Hilton Worldwide Holdings, Inc. 109,165
523 Home Depot, Inc. 172,010
680 Laureate Education, Inc.
j
23,691
2,203 Life Time Group Holdings, Inc.
j
59,349
Shares Common Stock  15.4% Value
Consumer Discretionary  1.4% - continued
2,119 Lowe's Companies, Inc. $ 500,677
87 Murphy USA, Inc. 42,975
15 NVR, Inc.
j
98,847
2,007 O'Reilly Automotive, Inc.
j
185,266
105 Ralph Lauren Corporation 36,119
1,332 Ross Stores, Inc. 288,551
1,701 SharkNinja, Inc.
j
180,136
11,435 Sony Group Corporation ADR
d
236,705
618 Tapestry, Inc. 87,206
2,351 Tesla, Inc.
j
873,984
353 Texas Roadhouse, Inc. 58,294
566 TJX Companies, Inc. 90,390
218 Ulta Beauty, Inc.
j
113,951
1,344 Universal Technical Institute, Inc.
j
48,518
1,272 Viking Holdings, Ltd.
j
93,467
370 Williams-Sonoma, Inc. 67,462
195 Wingstop, Inc. 30,219
4,089 Wyndham Hotels & Resorts, Inc. 332,150
1,392 Wynn Resorts, Ltd. 141,358
Total 7,581,990
Consumer Staples  0.5%
139 Casey's General Stores, Inc. 101,173
347 Coca-Cola Company 26,389
485 Colgate-Palmolive Company 41,337
363 Costco Wholesale Corporation 361,704
962 John B. Sanfilippo & Son, Inc. 76,315
13,824 Keurig Dr Pepper, Inc. 363,986
223 Marzetti Company 30,848
601 Monster Beverage Corporation
j
43,548
1,747 PepsiCo, Inc. 271,292
675 Philip Morris International, Inc. 111,604
1,400 Procter & Gamble Company 202,216
5,569 Sysco Corporation 397,237
894 Turning Point Brands, Inc. 77,590
8,429 Unilever plc ADR 480,200
2,489 Walmart, Inc. 309,333
399 WD-40 Company 81,372
Total 2,976,144
Energy  0.9%
3,844 Antero Midstream Corporation 87,643
264 Cheniere Energy, Inc. 74,913
1,126 Chevron Corporation 232,969
5,901 ConocoPhillips 778,932
10,427 Devon Energy Corporation 524,687
1,133 DHT Holdings, Inc. 20,700
14,597 Enterprise Products Partners, LP 552,350
426 EOG Resources, Inc. 61,587
1,421 Expand Energy Corporation 155,997
9,020 Exxon Mobil Corporation 1,530,333
12,190 Halliburton Company 475,288
3,541 Kinder Morgan, Inc. 118,730
1,372 Marathon Petroleum Corporation 335,015
1,142 Matador Resources Company 72,152
4,518 Patterson-UTI Energy, Inc. 48,930
720 TechnipFMC plc 49,774
7,206 Transocean, Ltd.
j
47,776
1,840 Williams Companies, Inc. 133,915
Total 5,301,691
Financials  2.4%
179 Affiliated Managers Group, Inc. 49,529
1,170 Allstate Corporation 242,588
3,738 Ally Financial, Inc. 146,642

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  15.4% Value
Financials  2.4% - continued
560 Amalgamated Financial
Corporation $ 21,767
481 American Express Company 145,493
3,830 American International Group, Inc. 288,207
436 Ameriprise Financial, Inc. 193,758
133 Aon plc 42,930
1,757 Arch Capital Group, Ltd.
j
168,654
1,319 Associated Banc-Corp 34,109
245 Assured Guaranty, Ltd. 19,963
1,457 Atlantic Union Bankshares
Corporation 52,073
1,964 Banc of California, Inc. 34,527
19,754 Bank of America Corporation 963,007
3,885 Bank of New York Mellon
Corporation 460,878
1,332 Berkshire Hathaway, Inc.
j
638,294
213 BlackRock, Inc. 204,844
2,595 Bridgewater Bancshares, Inc.
j
45,932
490 Byline Bancorp, Inc. 15,469
3,319 Capital One Financial Corporation 605,485
116 Central Pacific Financial
Corporation 3,707
8,121 Charles Schwab Corporation 763,212
1,192 Chubb, Ltd. 388,509
649 Citigroup, Inc. 73,603
408 Community Trust Bancorp, Inc. 24,774
220 ConnectOne Bancorp, Inc. 5,889
500 Customers Bancorp, Inc.
j
34,705
1,469 Donnelley Financial Solutions, Inc.
j
69,249
11 Encore Capital Group, Inc.
j
771
517 Enterprise Financial Services
Corporation 27,975
443 Federal Agricultural Mortgage
Corporation 65,719
2,921 Fifth Third Bancorp 135,710
265 Financial Institutions, Inc. 8,403
1,701 First Bancorp/Puerto Rico 36,333
46 First Financial Corporation 2,907
90 First Mid-Illinois Bancshares, Inc. 3,707
3,255 Genworth Financial, Inc.
j
26,431
366 Great Southern Bancorp, Inc. 23,106
420 Hanmi Financial Corporation 11,071
183 Hartford Insurance Group, Inc. 24,747
390 Hometrust Bancshares, Inc. 16,634
351 Houlihan Lokey, Inc. 50,411
157 Independent Bank Corporation/MI 5,228
4,046 Intercontinental Exchange, Inc. 636,355
4,230 JPMorgan Chase & Company 1,244,297
775 M&T Bank Corporation 160,208
2,087 Marsh & McLennan Companies,
Inc. 361,990
777 Mastercard, Inc. 388,236
3,950 MetLife, Inc. 279,344
1,994 MGIC Investment Corporation 52,343
332 Moody's Corporation 144,835
6,041 Morgan Stanley 994,167
158 Morningstar, Inc. 26,710
2,518 Nasdaq, Inc. 213,753
146 NBT Bancorp, Inc. 6,217
198 NMI Holdings, Inc.
j
7,427
1,016 Northern Trust Corporation 141,803
457 Northwest Bancshares, Inc. 5,799
284 OFG Bancorp 11,491
2,443 Old National Bancorp 53,990
4,471 Old Republic International
Corporation 178,393
Shares Common Stock  15.4% Value
Financials  2.4% - continued
1,054 Old Second Bancorp, Inc. $ 21,249
360 Orrstown Financial Services, Inc. 12,989
100 Pinnacle Financial Partners, Inc. 8,614
37 PNC Financial Services Group,
Inc. 7,699
286 Popular, Inc. 38,373
493 Progressive Corporation 97,732
290 Reinsurance Group of America,
Inc. 59,206
1,932 Robinhood Markets, Inc.
j
133,888
35 S&P Global, Inc. 14,887
2,008 SEI Investments Company 157,568
660 SouthState Bank Corporation 61,063
327 Stifel Financial Corporation 24,172
139 Tradeweb Markets, Inc. 16,355
1,338 Triumph Financial, Inc.
j
79,825
231 U.S. Bancorp 12,014
3,791 Valley National Bancorp 46,553
1,205 Visa, Inc. 364,199
13,050 Wells Fargo & Company 1,038,911
715 WesBanco, Inc. 24,660
502 Wintrust Financial Corporation 69,748
686 Zions Bancorp NA 39,527
Total 13,413,540
Health Care  1.7%
154 AbbVie, Inc. 33,493
1,917 Agilent Technologies, Inc. 218,500
334 Amgen, Inc. 117,518
616 BioMarin Pharmaceutical, Inc.
j
34,798
3,559 Boston Scientific Corporation
j
223,327
1,047 BrightSpring Health Services, Inc.
j
44,613
3,140 Bristol-Myers Squibb Company 190,441
715 Cencora, Inc. 224,610
3,190 Centene Corporation
j
104,441
1,861 Cigna Group 496,422
3,156 Concentra Group Holdings Parent,
Inc. 67,696
1,549 Danaher Corporation 293,690
2,003 Dexcom, Inc.
j
125,788
59 Edwards Lifesciences Corporation
j
4,725
78 Elevance Health, Inc. 22,835
860 Eli Lilly & Company 791,002
659 Encompass Health Corporation 63,745
2,269 Exelixis, Inc.
j
97,317
3,333 Gilead Sciences, Inc. 464,520
1,704 ICON plc
j
188,565
439 ICU Medical, Inc.
j
56,697
129 IDEXX Laboratories, Inc.
j
72,484
920 Illumina, Inc.
j
113,399
197 Insulet Corporation
j
41,339
847 Intuitive Surgical, Inc.
j
390,459
3,722 Johnson & Johnson 909,806
2,056 Labcorp Holdings, Inc. 548,561
406 LivaNova plc
j
25,805
406 Medpace Holdings, Inc.
j
194,957
4,128 Medtronic plc 357,691
6,987 Merck & Company, Inc. 840,466
110 Mettler-Toledo International, Inc.
j
138,732
196 Neurocrine Biosciences, Inc.
j
25,821
194 Penumbra, Inc.
j
63,704
845 Pfizer, Inc. 23,728
380 Repligen Corporation
j
44,772
852 Royalty Pharma plc 40,870
745 STERIS plc 164,742

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  15.4% Value
Health Care  1.7% - continued
564 Stryker Corporation $ 185,325
528 Tenet Healthcare Corporation
j
99,639
1,368 Twist Bioscience Corporation
j
65,007
222 UFP Technologies, Inc.
j
42,979
137 United Therapeutics Corporation
j
81,238
1,028 UnitedHealth Group, Inc. 278,167
554 Veeva Systems, Inc.
j
97,316
455 Vertex Pharmaceuticals, Inc.
j
203,176
1,331 Waystar Holding Corporation
j
32,090
55 West Pharmaceutical Services,
Inc. 13,785
4,158 Zimmer Biomet Holdings, Inc. 375,966
826 Zoetis, Inc. 97,641
Total 9,434,408
Industrials  2.0%
397 3M Company 57,656
143 Acuity, Inc. 40,071
612 Allegion plc 88,917
6,669 Amentum Holdings, Inc.
j
173,928
1,581 AMETEK, Inc. 338,903
220 Applied Industrial Technologies,
Inc. 58,370
38 Armstrong World Industries, Inc. 6,262
1,377 Automatic Data Processing, Inc. 279,779
1,183 Badger Infrastructure Solutions,
Ltd. 52,759
2,048 Barrett Business Services, Inc. 59,761
369 BWX Technologies, Inc. 75,457
620 C.H. Robinson Worldwide, Inc. 102,963
966 Caterpillar, Inc. 684,372
223 CECO Environmental Corporation
j
13,286
468 Cintas Corporation 79,158
129 Clean Harbors, Inc.
j
36,988
32,198 CNH Industrial NV 354,178
1,090 Copart, Inc.
j
36,188
168 CRA International, Inc. 27,196
176 CSW Industrials, Inc. 45,862
12,663 CSX Corporation 519,816
97 Curtiss-Wright Corporation 66,069
8,499 Delta Air Lines, Inc. 565,014
316 Eaton Corporation plc 113,024
248 EMCOR Group, Inc. 183,101
973 Enerpac Tool Group Corporation 35,485
6,603 Fastenal Company 306,379
282 Ferguson Enterprises, Inc. 65,779
5,767 Flowserve Corporation 423,932
660 Fluor Corporation
j
30,789
398 GE Vernova, Inc. 347,414
1,186 General Dynamics Corporation 407,059
1,690 General Electric Company 479,571
512 Graco, Inc. 43,341
156 HEICO Corporation 32,930
1,077 Helios Technologies, Inc. 69,693
4,581 Hexcel Corporation 370,740
2,434 Honeywell International, Inc. 550,157
732 Howmet Aerospace, Inc. 168,697
788 ICF International, Inc. 51,449
431 IDEX Corporation 81,696
146 IES Holdings, Inc.
j
69,565
1,933 Jacobs Solutions, Inc. 246,032
1,420 JB Hunt Transport Services, Inc. 300,898
911 Korn Ferry 57,347
1,404 L3Harris Technologies, Inc. 484,591
609 Limbach Holdings, Inc.
j
47,532
Shares Common Stock  15.4% Value
Industrials  2.0% - continued
506 Lincoln Electric Holdings, Inc. $ 126,035
228 Modine Manufacturing Company
j
49,410
233 Moog, Inc. 68,185
600 Old Dominion Freight Line, Inc. 117,240
552 Oshkosh Corporation 81,260
374 Otis Worldwide Corporation 28,828
399 Parker-Hannifin Corporation 357,201
231 Quanta Services, Inc. 126,824
47 RBC Bearings, Inc.
j
25,527
327 Republic Services, Inc. 71,620
446 Rockwell Automation, Inc. 160,060
1,909 RTX Corporation 368,246
1,316 Timken Company 132,350
83 Trane Technologies plc 34,589
2,402 Uber Technologies, Inc.
j
172,776
1,290 UL Solutions, Inc. 110,566
120 United Rentals, Inc. 87,427
841 Veralto Corporation 74,361
881 Verisk Analytics, Inc. 167,170
239 Waste Management, Inc. 54,920
180 WESCO International, Inc. 49,252
Total 11,194,001
Information Technology  3.6%
374 Adobe, Inc.
j
90,912
573 Advanced Micro Devices, Inc.
j
116,565
3,078 Amphenol Corporation 388,905
570 Analog Devices, Inc. 181,340
9,857 Apple, Inc. 2,501,608
417 Applied Materials, Inc. 142,526
2,536 Arista Networks, Inc.
j
311,370
1,179 Autodesk, Inc.
j
282,253
3,330 Broadcom, Inc. 1,030,668
314 Cadence Design Systems, Inc.
j
87,251
8,985 Cisco Systems, Inc. 697,146
56 Cohu, Inc.
j
1,715
1,041 Crane NXT Company 42,254
948 Datadog, Inc.
j
111,911
279 Fabrinet
j
145,504
288 Flex, Ltd.
j
18,852
3,683 Fortinet, Inc.
j
300,975
185 GoDaddy, Inc.
j
15,294
1,947 GPGI, Inc. 33,294
1,264 International Business Machines
Corporation 306,381
189 Intuit, Inc. 81,720
3,347 JFrog, Ltd.
j
157,075
660 Keysight Technologies, Inc.
j
186,364
2,574 Lam Research Corporation 549,961
281 Littelfuse, Inc. 95,357
1,023 Micron Technology, Inc. 345,610
8,186 Microsoft Corporation 3,030,212
111 Monolithic Power Systems, Inc. 121,362
409 Motorola Solutions, Inc. 177,494
262 Napco Security Technologies, Inc. 10,320
312 NetApp, Inc. 31,946
20,946 Nokia Oyj ADR 168,406
18,353 NVIDIA Corporation 3,200,763
201 NXP Semiconductors NV 39,569
965 Onto Innovation, Inc.
j
197,893
2,334 Oracle Corporation 343,355
3,316 Palantir Technologies, Inc.
j
485,064
1,766 Pegasystems, Inc. 75,161
312 Plexus Corporation
j
63,192
111 PTC, Inc.
j
15,816

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  15.4% Value
Information Technology  3.6% - continued
4,625 Qualcomm, Inc. $ 595,607
389 Salesforce, Inc. 72,615
7,730 Samsung Electronics Company,
Ltd. 904,112
2,208 ServiceNow, Inc.
j
230,846
990 Shopify, Inc.
j
117,434
357 Silicon Laboratories, Inc.
j
74,310
2,056 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 694,825
3,239 TD SYNNEX Corporation 546,452
815 TE Connectivity plc 170,351
383 Teradyne, Inc. 113,544
1,693 Texas Instruments, Inc. 328,679
1,547 Trimble, Inc.
j
100,911
987 TTM Technologies, Inc.
j
96,154
335 VeriSign, Inc. 83,201
1,450 Vontier Corporation 51,432
305 Western Digital Corporation 82,499
423 Zebra Technologies Corporation
j
88,441
Total 20,534,777
Materials  0.6%
447 Albemarle Corporation 80,250
1,954 Amcor plc 77,672
1,141 Ashland, Inc. 63,451
4,031 CF Industries Holdings, Inc. 523,385
2,940 Crown Holdings, Inc. 294,735
734 DuPont de Nemours, Inc. 33,617
1,749 Eastman Chemical Company 133,484
918 Ecolab, Inc. 244,206
2,011 Element Solutions, Inc. 68,656
1,391 Freeport-McMoRan, Inc. 81,763
986 Greif, Inc. 66,131
4,037 International Paper Company 144,121
5,298 Ivanhoe Mines, Ltd.
j
45,283
470 Linde plc 233,007
549 Louisiana-Pacific Corporation 39,940
1,250 Newmont Corporation 135,312
2,733 Nucor Corporation 462,150
3,376 Solstice Advanced Materials, Inc. 257,116
1,238 Steel Dynamics, Inc. 222,840
Total 3,207,119
Real Estate  0.4%
704 Agree Realty Corporation 53,068
623 AvalonBay Communities, Inc. 101,767
2,228 CBRE Group, Inc.
j
301,805
5,521 Crown Castle, Inc. 448,913
581 EPR Properties 29,027
928 Equity Lifestyle Properties, Inc. 57,926
6,240 Essential Properties Realty Trust,
Inc. 189,446
677 Extra Space Storage, Inc. 88,775
2,951 First Industrial Realty Trust, Inc. 170,715
16,189 Healthcare Realty Trust, Inc. 275,051
3,831 Host Hotels & Resorts, Inc. 73,402
499 Innovative Industrial Properties,
Inc. 25,030
397 Kite Realty Group Trust 9,746
3,452 Millrose Properties, Inc. 96,656
396 Outfront Media, Inc. 10,494
2,578 Sabra Health Care REIT, Inc. 49,575
456 SBA Communications Corporation 78,482
1,719 Sila Realty Trust, Inc. 40,706
Shares Common Stock  15.4% Value
Real Estate  0.4% - continued
4,935 Tanger, Inc. $ 167,691
1,201 Terreno Realty Corporation 73,765
Total 2,342,040
Utilities  0.6%
1,447 Alliant Energy Corporation 103,837
2,485 CenterPoint Energy, Inc. 107,253
16 Clearway Energy, Inc., Class C 629
1,798 Constellation Energy Corporation 502,091
4,291 Duke Energy Corporation 561,863
4,177 Edison International 305,673
5,821 Entergy Corporation 654,047
3,263 Evergy, Inc. 267,305
264 Eversource Energy 18,290
2,261 NiSource, Inc. 105,498
132 Northwestern Energy Group, Inc. 8,704
4,503 PG&E Corporation 79,118
309 Pinnacle West Capital Corporation 31,132
4,367 Portland General Electric
Company 230,447
771 Spire, Inc. 69,806
6,883 UGI Corporation 250,679
2,143 Vistra Energy Corporation 322,157
Total 3,618,529
Total Common Stock
(cost $61,502,988) 86,691,117
Shares Preferred Stock 1.4% Value
Basic Materials  0.1%
4,906 Albemarle Corporation,
Convertible, 7.250% 352,496
Total 352,496
Capital Goods  0.1%
9,434 Boeing Company, Convertible,
6.000% 612,078
Total 612,078
Communications Services  0.1%
14,875 AT&T, Inc., 4.750%
h
273,700
3,250 Telephone and Data Systems, Inc.,
6.000%
h
57,460
Total 331,160
Financials  0.8%
2,725 AEGON Funding Company, LLC,
5.100% 51,639
4,000 Allstate Corporation, 5.100%
h
79,080
2,955 Apollo Global Management, Inc.,
Convertible, 6.750% 172,749
2,991 Ares Management Corporation,
Convertible, 6.750% 108,214
4,800 Athene Holding, Ltd., 5.625%
h
90,624
8,300 Bank of America Corporation,
4.250%
h
141,100
10,000 Bank of America Corporation,
4.375%
h
175,600
5,000 Bank of America Corporation,
4.750%
h
95,150
7,500 Bank of America Corporation,
5.000%
d,h
151,275
338 Bank of America Corporation,
Convertible, 7.250%
h
402,747

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  1.4% Value
Financials  0.8% - continued
2,400 Capital One Financial Corporation,
4.800%
h
$ 42,792
4,375 Capital One Financial Corporation,
5.000%
d,h
81,594
2,400 Charles Schwab Corporation,
4.450%
d,h
42,432
3,700 Citigroup, Inc., 6.250%
h,j
91,205
1,775 Citizens Financial Group, Inc.,
7.375%
h
45,032
4,050 Corebridge Financial, Inc.,
6.375%
d
92,218
4,800 Fifth Third Bancorp, 4.950%
h
90,768
4,800 Huntington Bancshares, Inc./OH,
4.500%
h
81,792
10,400 JPMorgan Chase & Company,
4.200%
h
182,000
7,000 JPMorgan Chase & Company,
4.625%
h
133,840
6,425 JPMorgan Chase & Company,
4.750%
h
125,223
2,400 KeyCorp, 5.650%
d,h
49,920
5,750 KeyCorp, 6.200%
b,h
136,447
5,399 KKR & Company, Inc.,
Convertible, 6.250% 217,148
2,400 MetLife, Inc., 4.750%
d,h
44,064
4,050 Morgan Stanley, 4.250%
h
69,539
7,800 Morgan Stanley, 5.850%
h
182,286
5,100 Morgan Stanley, 7.125%
h
128,367
2,675 Pinnacle Financial Partners, Inc.,
8.397%
b,h
68,400
6,350 Public Storage, 4.125%
h
99,378
3,775 Public Storage, 4.625%
d,h
66,138
958 Public Storage, 4.700%
h
17,110
4,800 Regions Financial Corporation,
4.450%
h
78,240
2,700 Regions Financial Corporation,
5.700%
b,h
63,450
4,800 Truist Financial Corporation,
4.750%
d,h
87,024
5,000 U.S. Bancorp, 4.000%
d,h
78,000
5,000 Wells Fargo & Company, 4.250%
h
86,250
7,925 Wells Fargo & Company, 4.375%
h
138,291
4,800 Wells Fargo & Company, 4.700%
h
90,624
4,600 Wells Fargo & Company, 4.750%
h
87,400
474 Wells Fargo & Company,
Convertible, 7.500%
h
547,470
Total 4,812,620
Technology  0.1%
3,153 Hewlett Packard Enterprise
Company, Convertible, 7.625% 203,400
3,539 Microchip Technology, Inc.,
Convertible, 7.500% 201,617
5,234 Oracle Corporation, Convertible,
6.500%
j
235,582
Total 640,599
Utilities  0.2%
9,250 CMS Energy Corporation,
4.200%
d,h
154,938
2,456 Nextera Energy, Inc., Convertible,
7.234% 129,038
3,331 NextEra Energy, Inc., Convertible,
7.299% 186,469
Shares Preferred Stock  1.4% Value
Utilities  0.2% - continued
2,828 NextEra Energy, Inc., Convertible,
7.375%
j
$ 142,050
927 PPL Corporation, Convertible,
7.000%
j
47,546
6,200 Southern Company, 4.950% 119,660
4,029 Southern Company, Convertible,
7.125% 207,091
Total 986,792
Total Preferred Stock
(cost $8,502,482) 7,735,745
Shares
Collateral Held for Securities
Loaned 0.7% Value
3,869,558 Thrivent Cash Management Trust 3,869,558
Total Collateral Held for
Securities Loaned
(cost $3,869,558) 3,869,558
Shares or
Principal
Amount Short-Term Investments 6.4% Value
Federal Home Loan Bank Discount
Notes
100,000 3.600%, 4/29/2026
k,l
99,711
100,000 3.635%, 5/1/2026
k,l
99,689
400,000 3.600%, 5/29/2026
k,l
397,633
100,000 3.635%, 6/5/2026
k,l
99,339
1,300,000 3.623%, 6/17/2026
k,l
1,289,846
Federal National Mortgage
Association Discount Notes
500,000 3.595%, 6/1/2026
k,l
496,896
State Street Institutional U.S.
Government Money Market
Fund
14,991,573 3.602%
k
14,991,573
Thrivent Core Short-Term Reserve
Fund
1,835,806 3.930% 18,358,063
U.S. Treasury Bills
200,000 3.498%, 4/7/2026
k,m
199,879
100,000 3.620%, 5/28/2026
k,m
99,424
100,000 3.589%, 6/2/2026
k,m
99,378
100,000 3.611%, 6/18/2026
k,m
99,221
Total Short-Term Investments
(cost $36,337,367) 36,330,652
Total Investments (cost
$560,215,334) 102.8% $580,053,923
Other Assets and Liabilities, Net
(2.8%) (15,783,860)
Total Net Assets 100.0% $564,270,063

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $74,641,202 or 13.2% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2026.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Conservative Allocation Portfolio as of March 31, 2026
was $52,800 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 31, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 121,941
Credit Suisse Group AG  12/4/2013 110,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Conservative Allocation
Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 1,729,918
Long-Term Fixed Income 2,057,282
Total lending $3,787,200
Gross amount payable upon return of
collateral for securities loaned $3,869,558
Net amounts due to counterparty $82,358
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 27,482,078 – 27,482,078 –
Basic Materials 319,351 – 319,351 –
Capital Goods 2,642,807 – 2,642,807 –
Collateralized Mortgage Obligations 55,268,396 – 55,268,396 –
Commercial Mortgage-Backed Securities 2,244,952 – 2,244,952 –
Communications Services 936,843 – 936,843 –
Consumer Cyclical 2,093,580 – 2,093,580 –
Consumer Non-Cyclical 2,658,372 – 2,658,372 –
Energy 2,140,738 – 2,140,738 –
Financials 9,471,694 – 9,471,694 –
Mortgage-Backed Securities 121,221,053 – 121,221,053 –
Technology 5,081,772 – 5,081,772 –
U.S. Government & Agencies 40,361,984 – 40,361,984 –
Utilities 5,848,706 – 5,848,706 –
Registered Investment Companies
U.S. Affiliated 115,706,374 115,706,374 – –
U.S. Unaffiliated 5,145,738 5,145,738 – –
Common Stock
Communications Services 7,086,878 6,909,016 177,862 –
Consumer Discretionary 7,581,990 7,581,990 – –
Consumer Staples 2,976,144 2,976,144 – –
Energy 5,301,691 5,301,691 – –
Financials 13,413,540 13,413,540 – –
Health Care 9,434,408 9,434,408 – –
Industrials 11,194,001 11,141,242 52,759 –
Information Technology 20,534,777 19,630,665 904,112 –
Materials 3,207,119 3,161,836 45,283 –
Real Estate 2,342,040 2,342,040 – –
Utilities 3,618,529 3,618,529 – –
Preferred Stock
Basic Materials 352,496 352,496 – –
Capital Goods 612,078 612,078 – –
Communications Services 331,160 331,160 – –
Financials 4,812,620 4,812,620 – –
Technology 640,599 640,599 – –
Utilities 986,792 986,792 – –
Short-Term Investments 17,972,589 14,991,573 2,981,016 –
Subtotal Investments in Securities $511,023,889 $229,090,531 $281,933,358 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 46,802,413
Affiliated Short-Term Investments 18,358,063
Collateral Held for Securities Loaned 3,869,558
Subtotal Other Investments $69,030,034
Total Investments at Value $580,053,923
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Nasdaq
-
National association of securities dealers
automated quotations
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 285,535 186,915 98,620 –
Total Asset Derivatives $285,535 $186,915 $98,620 $–
Liability Derivatives
Futures Contracts 582,237 582,237 – –
Total Return Swaps 136,489 – 136,489 –
Credit Default Swaps 55,708 – 55,708 –
Total Liability Derivatives $774,434 $582,237 $192,197 $–
The following table presents Conservative Allocation Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling
$2,655,514 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 20 June 2026 $ 4,143,072 $ 5,834
CME E-mini S&P 500 Index 65 June 2026 21,854,998 (500,060)
ICE mini MSCI EAFE Index 66 June 2026 9,561,256 12,374
ICE US mini MSCI Emerging Markets Index 63 June 2026 4,626,879 (44,889)
Total Futures Long Contracts $ 40,186,205 ( $ 526,741)
CBOT U.S. Long Bond (16) June 2026 ( $ 1,871,705) $ 49,705
CME E-mini Nasdaq 100 Index (6) June 2026 (2,972,410) 102,610
CME E-mini Russell 2000 Index (39) June 2026 (4,888,202) (10,588)
CME E-mini S&P Mid-Cap 400 Index (9) June 2026 (3,030,150) (26,700)
CME Ultra Long Term U.S. Treasury Bond (5) June 2026 (599,204) 16,392
Eurex Euro STOXX 50 Index (105) June 2026 (6,878,060) 98,620
Total Futures Short Contracts ( $ 20,239,731) $230,039
Total Futures Contracts $ 19,946,474 ($296,702)

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1
As the buyer of protection, Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2
The maximum potential amount of future payments Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3
The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Conservative Allocation Portfolio's total return swap contracts held as of March 31, 2026.
Total Return Swaps
Reference Entity
Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount
Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return
Goldman
Sachs &
Co. LLC
5/1/2026
$ 3,003,852
( $ 136,489)
$ –
( $ 136,489)
Total Return Swaps
( $ 136,489)
$ –
($136,489)
# Payment made on Termination Date
Reference Description:
S&P
-
Standard & Poor's
The following table presents Conservative Allocation Portfolio's credit default swap contracts held as of March 31, 2026. Investments totaling
$497,902 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Buy 6/20/2031 $ 7,350,000 $ – ( $ 55,708) ( $ 55,708)
Total Credit Default Swaps $– ($55,708) ($55,708)

Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Conservative Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $42,614 $547 $4,250 $37,960 4,399 6.7%
Core High Yield Bond – 50,285 – 50,022 2,547 8.9
Core International Equity 8,597 – – 8,843 701 1.5
Core Investment Grade Corporate Bond – 65,853 – 65,685 3,351 11.7
Total U.S. Affiliated Registered Investment
Companies 51,211 162,510 28.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% 25,361 15,980 22,980 18,358 1,836 3.2
Total Affiliated Short-Term Investments 25,361 18,358 3.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,532 20,112 21,774 3,870 3,870 0.7
Total Collateral Held for Securities Loaned 5,532 3,870 0.7
Total Value $82,104 $184,738
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($462) ($489) $ – $547
Core High Yield Bond – (263) – 119
Core International Equity – 246 – –
Core Investment Grade Corporate Bond – (168) – 116
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% 4 (7) – 225
Total Income/Non Cash Income from Affiliated
Investments $1,007
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value ($458) ($681) $ –

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 35.7% Value
Asset-Backed Securities  3.9%
522 Funding CLO, Ltd.
$ 350,000
5.410%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 347,094
Anchorage Capital CLO 20, Ltd.
150,000
6.868%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
147,249
Anchorage Capital CLO 21, Ltd.
250,000
5.568%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
248,499
Avis Budget Rental Car Funding
AESOP, LLC
250,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
251,678
250,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
245,059
Balboa Bay Loan Funding, Ltd.
300,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
299,147
Barings Loan Partners CLO, Ltd. 2
500,000
5.318%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
497,771
Battalion CLO XI, Ltd.
400,000
5.618%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
395,798
Battalion CLO XIV, Ltd.
500,000
5.668%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
496,707
Battalion CLO XXI, Ltd.
500,000
5.672%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
495,000
Business Jet Securities, LLC
125,217
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
123,848
273,038
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
272,314
College Avenue Student Loans,
LLC
47,102
5.443%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
47,509
Dryden 72 CLO, Ltd.
300,000
5.303%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
300,045
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
482,432
400,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
402,183
250,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
246,430
HOMES Trust
334,457
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,c
332,667
Principal
Amount Long-Term Fixed Income  35.7% Value
Asset-Backed Securities  3.9% - continued
Hotwire Funding, LLC
$ 425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
$ 429,986
Kennedy Lewis CLO 3, Ltd.
300,000
5.068%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
298,898
LCM 41, Ltd.
650,000
7.272%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
623,182
Lightpath Fiber Issuer, LLC
500,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
498,614
MetroNet Infrastructure Issuer, LLC
400,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
403,432
175,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
174,189
Octagon Investment Partners 50,
Ltd.
625,000
5.672%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
618,728
Pagaya AI Debt Grantor Trust
92,715
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
92,950
113,712
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
114,080
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
69,179
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
69,284
Palmer Square Loan Funding, Ltd.
425,000
5.510%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
417,966
250,000
5.169%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
249,700
250,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
247,923
Park Blue CLO, Ltd.
200,000
5.848%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
199,330
PPM CLO 3, Ltd.
300,000
5.718%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
297,774
RFS Asset Securitization V, LLC
400,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
401,846
Rockford Tower CLO, Ltd.
500,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
496,762
Sculptor CLO XXVIII, Ltd.
300,000
5.618%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
297,528

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.7% Value
Asset-Backed Securities  3.9% - continued
Signal Peak CLO 1, Ltd.
$ 250,000
5.618%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
$ 248,512
Sunnova Hestia II Issuer, LLC
312,103
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
302,376
Symphony CLO XX, Ltd.
500,000
6.671%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
494,169
TCW CLO, Ltd.
450,000
5.468%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
449,868
VERDE CLO, Ltd.
500,000
6.872%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
498,436
Veros Auto Receivables Trust
150,697
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
151,185
Zayo Issuer, LLC
475,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
475,512
Total 14,183,660
Basic Materials  <0.1%
FMC Corporation
23,000 8.450%,  11/1/2055
b
14,809
Peabody Energy Corporation,
Convertible
79,000 3.250%,  3/1/2028 145,123
Total 159,932
Capital Goods  0.4%
Array Technologies, Inc.,
Convertible
65,000 1.000%,  12/1/2028 58,695
86,000 2.875%,  7/1/2031
a
106,801
BWX Technologies, Inc.,
Convertible
248,000 Zero Coupon,  11/1/2030
a
256,928
Fluor Corporation, Convertible
148,000 1.125%,  8/15/2029 182,262
Greenbrier Companies, Inc.,
Convertible
96,000 2.875%,  4/15/2028
e
110,726
JBT Marel Corporation,
Convertible
146,000 0.375%,  9/15/2030
a
141,474
LEDN Issuer Trust
200,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
200,099
Mirion Technologies, Inc.,
Convertible
96,000 0.250%,  6/1/2030
a
104,112
90,000 Zero Coupon,  10/1/2031
a
85,275
Patrick Industries, Inc., Convertible
67,000 1.750%,  12/1/2028 115,944
Total 1,362,316
Principal
Amount Long-Term Fixed Income  35.7% Value
Collateralized Mortgage Obligations  7.6%
A&D Mortgage Trust
$ 138,282
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
$ 139,444
307,293
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
309,589
287,892
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
288,144
ACRA Trust
294,391
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
294,941
Archwest Mortgage Trust
250,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,c
250,273
Banc of America Alternative Loan
Trust
162,483
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 145,911
Banc of America Mortgage
Securities Trust
18,321
5.054%,  9/25/2035, Ser.
2005-H, Class 2A1
b
16,470
45,613
5.587%,  9/25/2035, Ser.
2005-H, Class 3A1
b
43,808
Bear Stearns ARM Trust
40,015
5.709%,  1/25/2034, Ser.
2003-8, Class 5A
b
38,587
Bellemeade Re, Ltd.
150,000
6.162%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
150,723
BRAVO Residential Funding Trust
296,785
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,c
294,565
CFST Mortgage Trust
325,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
327,486
CHNGE Mortgage Trust
176,773
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
173,465
107,383
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
107,157
305,338
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
304,318
108,853
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
108,855
CIM Trust
311,092
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
310,081
Citigroup Mortgage Loan Trust,
Inc.
57,528
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 56,924
139,992
4.958%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
127,434
COLT Mortgage Loan Trust
237,790
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
239,094
CSMC Trust
176,989
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
153,478
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
101,615
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 88,552

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.7% Value
Collateralized Mortgage Obligations  7.6% -
continued
$ 65,263
3.925%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
$ 58,265
Federal Home Loan Mortgage
Corporation - REMIC
419,890
4.000%,  1/25/2051, Ser.
5249, Class LA 414,980
500,000
5.250%,  2/25/2055, Ser.
5508, Class AY 497,512
730,047
1.500%,  3/25/2051, Ser.
5092, Class IC
f
60,779
400,000
5.250%,  3/25/2055, Ser.
5519, Class CL 396,756
403,802
7.662%,  (SOFR30A +
4.000%), 4/25/2026, Ser.
5567, Class MB
b
415,233
325,000
5.000%,  5/25/2055, Ser.
5537, Class KM 315,853
256,357
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 216,065
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 399,011
749,351
2.000%,  12/25/2050, Ser.
5051, Class WI
f
98,354
19,181
3.000%,  5/15/2027, Ser.
4046, Class GI
f
137
162,537
3.500%,  10/15/2032, Ser.
4119, Class KI
f
11,234
122,690
3.000%,  4/15/2033, Ser.
4203, Class DI
f
4,186
436,941
5.500%,  1/25/2046, Ser.
5617, Class AZ
g
432,887
Federal Home Loan Mortgage
Corporation STRIPS
263,015
3.500%,  8/15/2035, Ser.
345, Class C8
f
22,900
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 442,675
550,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 537,520
525,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 527,796
300,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 292,493
528,651
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
70,269
46,105
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
499
27,575
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
231
109,351
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
1,406
81,015
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
921
30,897
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
378
71,369
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
746
46,939
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
726
66,131
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
889
Principal
Amount Long-Term Fixed Income  35.7% Value
Collateralized Mortgage Obligations  7.6% -
continued
$ 49,403
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
$ 928
169,344
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
10,955
Flagstar Mortgage Trust
113,847
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
103,146
GCAT Trust
402,820
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
412,418
241,152
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
226,717
406,290
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
410,607
GMAC Mortgage Corporation
Loan Trust
54,423
3.920%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
49,051
19,997
4.288%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
9,138
GMACM Mortgage Loan Trust
16,650
3.319%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
8,381
GS Mortgage-Backed Securities
Trust
395,262
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
a,c
391,615
349,127
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
348,946
GSAA Home Equity Trust
76,740
4.027%,  8/25/2034, Ser.
2004-10, Class M2
b
71,015
Home Re, Ltd.
233,448
8.262%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
238,611
400,000
5.812%,  (SOFR30A +
2.150%), 1/25/2036, Ser.
2026-1, Class M1B
a,b
400,538
HTAP Issuer Trust
260,011
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
257,947
449,296
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
447,519
IndyMac INDA Mortgage Loan
Trust
457,043
3.469%,  8/25/2036, Ser.
2006-AR1, Class A1
b
352,464
J.P. Morgan Mortgage Trust
168,521
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
144,995
203,547
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,c
201,556
326,565
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
324,333
65,981
4.985%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
44,922
LHOME Mortgage Trust
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,c
500,412
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
200,893

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.7% Value
Collateralized Mortgage Obligations  7.6% -
continued
$ 500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,c
$ 501,172
Merrill Lynch Alternative Note
Asset Trust
246,988
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 74,247
MFA Trust
331,128
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,c
331,536
Morgan Stanley Residential
Mortgage Loan Trust
396,777
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,c
393,290
425,000
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,c
423,777
320,339
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,c
320,074
MortgageIT Securities Corporation
Mortgage Loan Trust
471,585
4.253%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
411,347
NYMT Loan Trust
392,443
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,c
390,913
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
301,236
PMT Loan Trust
252,176
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
254,855
PRET, LLC
434,838
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,c
431,416
300,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,c
300,694
PRKCM Trust
213,496
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
213,079
179,689
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
180,922
PRPM Trust
150,000
6.171%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
150,492
PRPM, LLC
240,483
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
237,326
250,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,c
239,081
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
289,871
300,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,c
297,678
422,269
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
422,579
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
300,213
429,832
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,c
428,817
Radnor Re, Ltd.
320,209
6.562%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
321,619
Principal
Amount Long-Term Fixed Income  35.7% Value
Collateralized Mortgage Obligations  7.6% -
continued
RCO IX Mortgage, LLC
$ 249,318
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
$ 249,652
177,281
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,c
177,142
Residential Accredit Loans, Inc.
Trust
62,899
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 55,897
63,948
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 50,900
Residential Asset Securitization
Trust
84,515
4.433%,  1/25/2034, Ser.
2004-IP1, Class A1
b
81,162
Residential Funding Mortgage
Security I Trust
130,703
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 105,743
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
400,557
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
299,647
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
654,299
Sequoia Mortgage Trust
250,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
238,115
Structured Adjustable Rate
Mortgage Loan Trust
39,109
4.638%,  7/25/2035, Ser.
2005-15, Class 4A1
b
34,611
Triangle Re, Ltd.
126,278
7.062%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
127,112
TVC Mortgage Trust
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
551,134
Unlock HEA Trust
296,488
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
296,171
241,003
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
240,181
353,813
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
352,861
Velocity Commercial Capital Loan
Trust
183,950
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
185,952
190,516
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
192,247
198,720
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
202,593
Verus Securitization Trust
415,927
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,c
417,618
201,594
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
180,295

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.7% Value
Collateralized Mortgage Obligations  7.6% -
continued
VOLT C, LLC
$ 399,704
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
$ 399,786
VOLT CVI, LLC
271,441
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
271,697
VOLT XCVII, LLC
57,397
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
57,413
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
404,632
Total 27,790,758
Commercial Mortgage-Backed Securities  0.4%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
236,009
BANK
2,092,255
0.624%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
96,123
600,000
4.340%,  5/15/2061, Ser.
2018-BN12, Class AS
b
588,742
BBCMS Mortgage Trust
2,230,007
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
132,929
250,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
253,153
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
250,937
Total 1,557,893
Communications Services  0.1%
Bell Telephone Company of
Canada
27,500 7.000%,  9/15/2055
b
28,147
Paramount Global
33,000 6.375%,  3/30/2062
b
24,090
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b,e
49,389
27,500 7.125%,  4/15/2055
b
28,140
Snap, Inc., Convertible
47,000 0.125%,  3/1/2028 42,779
164,000 0.500%,  5/1/2030 131,528
TELUS Corporation
21,000 6.625%,  10/15/2055
b
21,008
Vodafone Group plc
67,000 7.000%,  4/4/2079
b
68,913
Total 393,994
Consumer Cyclical  0.3%
Burlington Stores, Inc., Convertible
78,000 1.250%,  12/15/2027 128,700
Cracker Barrel Old Country Store,
Inc., Convertible
12,000 1.750%,  9/15/2030
a
9,279
DraftKings Holdings, Inc.,
Convertible
260,000 Zero Coupon,  3/15/2028 234,000
EZCORP, Inc., Convertible
58,000 3.750%,  12/15/2029
a
136,922
Principal
Amount Long-Term Fixed Income  35.7% Value
Consumer Cyclical  0.3% - continued
General Motors Financial
Company, Inc.
$ 18,000 5.750%,  9/30/2027
b,h
$ 17,525
11,500 5.700%,  9/30/2030
b,h
11,279
Live Nation Entertainment, Inc.,
Convertible
60,000 3.125%,  1/15/2029 91,140
65,000 2.875%,  1/15/2030 70,038
82,000 2.875%,  10/15/2031
a
83,215
Marriott Vacations Worldwide
Corporation, Convertible
94,000 3.250%,  12/15/2027 90,240
Meritage Homes Corporation,
Convertible
34,000 1.750%,  5/15/2028 32,742
Uber Technologies, Inc.,
Convertible
64,000 Zero Coupon,  5/15/2028
a
62,400
97,000 0.875%,  12/1/2028 116,643
Total 1,084,123
Consumer Non-Cyclical  0.4%
BioMarin Pharmaceutical, Inc.,
Convertible
103,000 1.250%,  5/15/2027 99,199
Chefs' Warehouse, Inc.,
Convertible
71,000 2.375%,  12/15/2028 104,654
CVS Health Corporation
31,000 6.750%,  12/10/2054
b
31,389
Envista Holdings Corporation,
Convertible
36,000 1.750%,  8/15/2028 35,707
Integer Holdings Corporation,
Convertible
33,000 2.125%,  2/15/2028 38,973
222,000 1.875%,  3/15/2030 211,677
Jazz Investments I, Ltd.,
Convertible
105,000 2.000%,  6/15/2026 127,365
105,000 3.125%,  9/15/2030
e
148,680
LCI Industries, Convertible
117,000 3.000%,  3/1/2030 140,576
Post Holdings, Inc., Convertible
136,000 2.500%,  8/15/2027 147,220
Spectrum Brands, Inc.,
Convertible
85,000 3.375%,  6/1/2029 84,728
Winnebago Industries, Inc.,
Convertible
78,000 3.250%,  1/15/2030 70,356
Zoetis, Inc., Convertible
109,000 0.250%,  6/15/2029
a
108,183
Total 1,348,707
Energy  0.2%
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,h
50,348
56,000 6.450%,  12/1/2033
b,h
58,231
Crescent Energy Company,
Convertible
153,000 2.750%,  3/15/2031
a
175,644
Enbridge, Inc.
40,000 7.375%,  1/15/2083
b
40,605

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.7% Value
Energy  0.2% - continued
$ 56,000 7.625%,  1/15/2083
b
$ 60,370
Energy Transfer, LP
34,000 8.000%,  5/15/2054
b
35,611
17,000 7.125%,  5/15/2030
b,h
17,303
Northern Oil and Gas, Inc.,
Convertible
235,000 3.625%,  4/15/2029 257,699
Phillips 66 Company
26,000 6.200%,  3/15/2056
b
25,883
TransCanada Trust
55,000 5.875%,  8/15/2076
b
55,058
UGI Corporation, Convertible
38,000 5.000%,  6/1/2028 53,257
Venture Global LNG, Inc.
55,000 9.000%,  9/30/2029
a,b,h
54,783
Total 884,792
Financials  1.1%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
40,939
Air Lease Corporation
49,000 4.650%,  6/15/2026
b,h
48,689
Aircastle, Ltd.
45,000 5.250%,  6/15/2026
a,b,h
44,763
Ally Financial, Inc.
88,000 4.700%,  5/15/2026
b,h
87,179
American Express Company
50,000 3.550%,  9/15/2026
b,h
49,433
Bank of America Corporation
70,000 6.125%,  4/27/2027
b,h
70,129
Bank of New York Mellon
Corporation
50,000 5.950%,  12/20/2030
b,h
50,012
Bank of Nova Scotia
43,000 6.875%,  10/27/2085
b
42,241
Blackstone Mortgage Trust, Inc.,
Convertible
14,000 5.500%,  3/15/2027 13,860
Boston Properties, LP, Convertible
40,000 2.000%,  10/1/2030
a
36,300
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,h
27,596
Charles Schwab Corporation
54,000 4.000%,  6/1/2026
b,h
53,633
CHL Mortgage Pass-Through Trust
14,858
6.221%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
14,788
172,367
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 69,042
Citigroup, Inc.
29,000 7.375%,  5/15/2028
b,h
29,963
55,000 7.625%,  11/15/2028
b,h
56,879
34,000 7.125%,  8/15/2029
b,h
34,334
28,000 6.950%,  2/15/2030
b,h
28,208
39,000 6.875%,  8/15/2030
b,h
39,275
60,000 6.625%,  2/15/2031
b,h
60,045
45,000 7.000%,  8/15/2034
b,h
46,313
Citizens Financial Group, Inc.
45,000 4.000%,  10/6/2026
b,h
44,309
Coinbase Global, Inc., Convertible
46,000 0.500%,  6/1/2026 45,623
78,000 Zero Coupon,  10/1/2029
a
68,289
Principal
Amount Long-Term Fixed Income  35.7% Value
Financials  1.1% - continued
$ 63,000 0.250%,  4/1/2030 $ 58,369
75,000 Zero Coupon,  10/1/2032
a
60,037
COPT Defense Properties, LP,
Convertible
18,000 5.250%,  9/15/2028
a
20,893
Corebridge Financial, Inc.
31,000 6.375%,  9/15/2054
b
30,468
32,000 6.875%,  12/15/2052
b
32,242
Countrywide Home Loan
Mortgage Pass Through Trust
293,295
4.785%,  11/25/2035, Ser.
2005-22, Class 2A1
b
244,141
Credit Suisse Group AG
32,000 7.250%,  N/A
*,i
7,680
22,000 7.500%,  N/A
*,i
5,280
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,h
60,357
Digital Realty Trust, LP, Convertible
58,000 1.875%,  11/15/2029
a
61,401
Encore Capital Group, Inc.,
Convertible
59,000 4.000%,  3/15/2029 74,193
Federal Realty OP, LP, Convertible
28,000 3.250%,  1/15/2029
a
28,618
Goldman Sachs Group, Inc.
33,000 3.650%,  8/10/2026
b,h
32,705
57,000 4.125%,  11/10/2026
b,h
56,224
29,000 6.125%,  11/10/2034
b,e,h
28,849
Hartford Insurance Group, Inc.
22,000
6.039%,  (TSFR3M +
2.387%), 2/12/2047
a,b
21,077
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
23,000 3.750%,  8/15/2028
a
32,672
Hercules Capital, Inc., Convertible
7,000 4.750%,  9/1/2028
a
6,762
Huntington Bancshares, Inc./OH
28,000 4.450%,  10/15/2027
b,h
27,516
Huntington Bank Auto Credit-
Linked Notes
145,201
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
146,325
JPMorgan Chase & Company
30,000 6.500%,  4/1/2030
b,h
30,784
Kite Realty Group, LP, Convertible
4,000 0.750%,  4/1/2027
a
4,313
Lincoln National Corporation
16,000
6.272%,  (TSFR3M +
2.619%), 5/18/2026
b
13,114
M&T Bank Corporation
96,000 3.500%,  9/1/2026
b,h
92,939
MetLife, Inc.
30,000 6.350%,  3/15/2055
b,e
30,443
34,000 5.875%,  3/15/2028
b,e,h
33,848
37,000 6.400%,  12/15/2036 37,778
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
134,960
Pebblebrook Hotel Trust,
Convertible
122,000 1.750%,  12/15/2026 118,831
97,000 1.625%,  1/15/2030
a
99,425

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.7% Value
Financials  1.1% - continued
PNC Financial Services Group,
Inc.
$ 42,000 6.200%,  9/15/2027
b,h
$ 42,093
43,000 6.250%,  3/15/2030
b,h
43,377
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
21,878
4.136%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
20,819
Provident Financing Trust I
42,000 7.405%,  3/15/2038 44,838
Prudential Financial, Inc.
43,000 6.750%,  3/1/2053
b
44,497
27,000 3.700%,  10/1/2050
b
24,528
Realty Income Corporation,
Convertible
48,000 3.500%,  1/15/2029
a
48,984
Rexford Industrial Realty, LP,
Convertible
34,000 4.375%,  3/15/2027
a
33,813
18,000 4.125%,  3/15/2029
a
17,649
Royal Bank of Canada
40,000 6.750%,  8/24/2085
b
40,146
Shift4 Payments, Inc., Convertible
137,000 0.500%,  8/1/2027 128,438
Starwood Property Trust, Inc.,
Convertible
78,000 6.750%,  7/15/2027 79,287
State Street Corporation
28,000 6.700%,  3/15/2029
b,e,h
28,451
Sumitomo Life Insurance Company
75,000 3.375%,  4/15/2081
a,b
68,430
Tanger Properties, LP, Convertible
14,000 2.375%,  1/15/2031
a
14,011
Terawulf, Inc., Convertible
18,000 2.750%,  2/1/2030
a
34,938
35,000 1.000%,  9/1/2031
a
48,440
40,000 Zero Coupon,  5/1/2032
a
41,317
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
b
33,013
Truist Financial Corporation
80,000 5.100%,  3/1/2030
b,h
79,855
Ventas Realty, LP, Convertible
50,000 3.750%,  6/1/2026 74,345
Wells Fargo & Company
58,000 7.625%,  9/15/2028
b,h
60,928
Welltower OP, LLC, Convertible
69,000 2.750%,  5/15/2028
a
143,106
47,000 3.125%,  7/15/2029
a
74,392
Total 4,003,781
Mortgage-Backed Securities  14.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
288,013 2.000%,  1/1/2052 235,593
896,043 6.000%,  1/1/2055 935,511
1,504,640 2.500%,  5/1/2051 1,283,235
882,914 3.500%,  5/1/2052 815,866
898,433 4.000%,  5/1/2052 856,169
2,381,428 5.000%,  7/1/2053 2,373,502
582,625 5.500%,  7/1/2053 592,983
260,323 5.000%,  8/1/2053 259,982
Principal
Amount Long-Term Fixed Income  35.7% Value
Mortgage-Backed Securities  14.4% -
continued
$ 348,345 5.500%,  9/1/2053 $ 357,026
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
607,878 2.500%,  7/1/2030 589,486
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
500,000 4.500%,  4/1/2041
g
496,399
1,550,000 5.000%,  4/1/2041
g
1,561,318
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
693,181 3.500%,  5/1/2040 660,813
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,152,903 3.000%,  1/1/2052 1,908,391
343,249 2.000%,  2/1/2051 280,777
226,286 2.000%,  2/1/2051 185,102
1,103,524 2.500%,  2/1/2051 931,484
1,080,997 2.500%,  2/1/2051 927,956
2,033,254 2.000%,  3/1/2051 1,652,995
1,050,234 4.000%,  3/1/2051 1,003,770
2,376,938 3.000%,  3/1/2052 2,107,860
1,552,151 2.000%,  4/1/2051 1,261,546
1,489,991 3.000%,  4/1/2051 1,311,638
972,522 5.500%,  4/1/2054 995,236
406,962 2.000%,  5/1/2051 331,174
717,886 3.000%,  5/1/2051 645,685
750,650 3.000%,  6/1/2050 677,708
304,271 4.000%,  6/1/2052 288,326
1,378,201 5.000%,  6/1/2053 1,374,993
1,689,765 2.500%,  7/1/2051 1,452,927
552,783 3.500%,  7/1/2051 512,445
693,285 2.500%,  8/1/2050 596,059
1,205,533 3.500%,  8/1/2050 1,121,531
1,528,504 3.500%,  8/1/2052 1,403,033
973,039 4.500%,  8/1/2052 943,306
349,646 5.000%,  8/1/2053 348,724
440,726 3.500%,  9/1/2052 407,439
1,044,965 3.500%,  9/1/2052 968,626
282,722 5.000%,  9/1/2052 281,331
238,660 4.500%,  9/1/2053 232,346
783,409 4.500%,  9/1/2053 761,839
1,510,586 4.000%,  10/1/2052 1,438,436
423,354 2.000%,  11/1/2051 346,294
564,750 3.500%,  11/1/2052 524,574
1,667,953 2.000%,  12/1/2050 1,365,004
2,822,844 4.500%,  12/1/2052 2,747,215
925,000 4.000%,  4/1/2049
g
872,759
925,000 4.500%,  4/1/2049
g
892,630
6,000,000 5.000%,  4/1/2049
g
5,916,760
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,958,254 2.500%,  3/1/2062 1,610,237
613,676 3.500%,  7/1/2061 552,915
791,035 4.000%,  12/1/2061 737,185
Total 52,936,139

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.7% Value
Technology  0.7%
Akamai Technologies, Inc.,
Convertible
$ 61,000 0.375%,  9/1/2027 $ 70,668
64,000 1.125%,  2/15/2029 73,139
100,000 0.250%,  5/15/2033
a
138,500
Applied Digital Corporation,
Convertible
40,000 2.750%,  6/1/2030 106,080
Avnet, Inc., Convertible
36,000 1.750%,  9/1/2030
a
39,024
Block, Inc., Convertible
18,000 0.250%,  11/1/2027 16,821
CoreWeave, Inc., Convertible
109,000 1.750%,  12/1/2031
a
109,120
CSG Systems International, Inc.,
Convertible
112,000 3.875%,  9/15/2028 136,248
Euronet Worldwide, Inc.,
Convertible
47,000 0.625%,  10/1/2030
a
40,890
Global Payments, Inc., Convertible
113,000 1.500%,  3/1/2031 99,559
InterDigital, Inc., Convertible
26,000 3.500%,  6/1/2027 101,465
Microchip Technology, Inc.,
Convertible
57,000 Zero Coupon,  2/15/2030
a
55,603
70,000 0.750%,  6/1/2030 69,174
MKS, Inc., Convertible
140,000 1.250%,  6/1/2030 231,280
ON Semiconductor Corporation,
Convertible
88,000 Zero Coupon,  5/1/2027 113,476
127,000 0.500%,  3/1/2029 124,142
Progress Software Corporation,
Convertible
119,000 3.500%,  3/1/2030 105,720
Semtech Corporation, Convertible
33,000 1.625%,  11/1/2027 69,531
84,000 Zero Coupon,  10/15/2030
a,e
93,744
Synaptics, Inc., Convertible
116,000 0.750%,  12/1/2031 119,828
Ultra Clean Holdings, Inc.,
Convertible
114,000 Zero Coupon,  3/15/2031
a
120,612
Viavi Solutions, Inc., Convertible
60,000 0.625%,  3/1/2031
a
149,400
Vishay Intertechnology, Inc.,
Convertible
195,000 2.250%,  9/15/2030 187,103
Western Digital Corporation,
Convertible
34,000 3.000%,  11/15/2028 243,379
Ziff Davis, Inc., Convertible
4,000 1.750%,  11/1/2026
e
3,920
37,000 3.625%,  3/1/2028
a
36,260
Total 2,654,686
U.S. Government & Agencies  5.5%
U.S. Treasury Bonds
300,000 4.250%,  2/15/2054 268,734
2,500,000 4.750%,  11/15/2053 2,430,762
1,200,000 4.625%,  2/15/2035 1,231,219
1,450,000 3.250%,  5/15/2042 1,194,777
Principal
Amount Long-Term Fixed Income  35.7% Value
U.S. Government & Agencies  5.5% - continued
$ 4,000,000 3.375%,  8/15/2042 $ 3,341,094
1,200,000 4.750%,  2/15/2045 1,179,094
U.S. Treasury Notes
470,000 0.500%,  4/30/2027 453,839
1,550,000 1.125%,  2/29/2028 1,473,529
3,100,000 4.125%,  7/31/2028 3,121,313
2,500,000 3.500%,  9/30/2029 2,469,922
200,000 3.625%,  9/30/2030 197,508
715,000 1.375%,  11/15/2031 620,039
900,000 4.125%,  11/15/2032 900,316
100,000 3.375%,  5/15/2033 95,262
1,000,000 4.000%,  2/15/2034 986,406
Total 19,963,814
Utilities  0.7%
AES Corporation
30,000 7.600%,  1/15/2055
b
29,758
Algonquin Power & Utilities
Corporation
50,000 4.750%,  1/18/2082
b
48,629
Alliant Energy Corporation,
Convertible
28,000 3.250%,  5/30/2028
a
29,665
American Electric Power
Company, Inc.
30,000 6.050%,  3/15/2056
b
29,732
51,000 6.950%,  12/15/2054
b
54,052
American Water Capital
Corporation, Convertible
61,000 3.625%,  6/15/2026 60,866
CenterPoint Energy, Inc.
24,000 7.000%,  2/15/2055
b
24,699
14,000 6.700%,  5/15/2055
b
14,157
CenterPoint Energy, Inc.,
Convertible
64,000 4.250%,  8/15/2026 75,808
44,000 3.000%,  8/1/2028
a
46,471
35,000 2.875%,  5/15/2029
a
35,038
CMS Energy Corporation,
Convertible
49,000 3.375%,  5/1/2028 55,370
34,000 3.125%,  5/1/2031
a
34,884
Dominion Energy, Inc.
34,000 6.875%,  2/1/2055
b
34,992
34,000 7.000%,  6/1/2054
b
35,961
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
53,790
33,000 6.450%,  9/1/2054
b,e
34,077
Duke Energy Corporation,
Convertible
82,000 3.000%,  3/15/2029
a
82,451
Edison International
28,000 7.875%,  6/15/2054
b,e
28,683
43,000 5.000%,  12/15/2026
b,h
42,607
Entergy Corporation
18,000 5.875%,  6/15/2056
b
17,760
35,000 6.100%,  6/15/2056
b
34,543
Evergy, Inc., Convertible
67,000 4.500%,  12/15/2027 90,383
Exelon Corporation, Convertible
53,000 3.250%,  3/15/2029
a
54,780
FirstEnergy Corporation,
Convertible
81,000 3.625%,  1/15/2029
a
91,773

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.7% Value
Utilities  0.7% - continued
$ 62,000 3.875%,  1/15/2031
a
$ 71,486
NextEra Energy Capital Holdings,
Inc.
31,000 3.800%,  3/15/2082
b
29,920
68,000 6.750%,  6/15/2054
b
70,348
NextEra Energy Capital Holdings,
Inc., Convertible
46,000 3.000%,  3/1/2027 63,825
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,328
35,000 5.750%,  7/15/2056
b,e
34,467
32,000 6.950%,  11/30/2054
b
32,906
NRG Energy, Inc.
46,000 10.250%,  3/15/2028
a,b,h
49,621
PacifiCorp
30,000 7.125%,  8/15/2056
b,e
28,340
PG&E Corporation, Convertible
239,000 4.250%,  12/1/2027 247,479
Pinnacle West Capital Corporation,
Convertible
32,000 4.750%,  6/15/2027 36,640
PPL Capital Funding, Inc.,
Convertible
64,000 2.875%,  3/15/2028 74,976
57,000 3.000%,  12/1/2030
a
59,508
Puget Energy, Inc.
28,000 7.000%,  9/15/2056
a,b
27,787
Sempra
28,000 6.550%,  4/1/2055
b
27,875
28,000 6.625%,  4/1/2055
b
27,999
26,000 6.400%,  10/1/2054
b
25,919
28,000 6.875%,  10/1/2054
b,e
28,301
Southern Company
64,000 3.750%,  9/15/2051
b
63,363
Southern Company, Convertible
42,000 4.500%,  6/15/2027 46,653
105,000 3.250%,  6/15/2028
a
106,827
WEC Energy Group, Inc.
35,000 5.625%,  5/15/2056
b
34,294
WEC Energy Group, Inc.,
Convertible
45,000 4.375%,  6/1/2027 54,225
53,000 3.375%,  6/1/2028
a
54,988
54,000 4.375%,  6/1/2029 66,798
Xcel Energy, Inc.
28,000 5.750%,  12/3/2056
b
27,333
XPLR Infrastructure, LP,
Convertible
70,000 2.500%,  6/15/2026
a,e
69,300
Total 2,617,435
Total Long-Term Fixed Income
(cost $132,638,994) 130,942,030
Shares Common Stock 31.1% Value
Communications Services  2.8%
7,137 Alphabet, Inc., Class A 2,052,316
8,711 Alphabet, Inc., Class C 2,498,837
13,752 AT&T, Inc. 398,670
11,150 Comcast Corporation 320,117
1,805 Liberty Global, Ltd., Class A
j
21,822
4,152 Meta Platforms, Inc. 2,375,484
11,173 Netflix, Inc.
j
1,074,284
111 New York Times Company 9,294
Shares Common Stock  31.1% Value
Communications Services  2.8% - continued
1,661 News Corporation, Class A $ 41,409
688 Reddit, Inc.
j
92,639
397 T-Mobile US, Inc. 83,382
11,419 Universal Music Group NV 221,653
1,774 Walt Disney Company 170,978
13,682 Warner Brothers Discovery, Inc.
j
375,708
14,576 Warner Music Group Corporation 372,271
Total 10,108,864
Consumer Discretionary  2.9%
13,246 ADT, Inc. 87,026
1,463 Advance Auto Parts, Inc. 77,173
17,409 Amazon.com, Inc.
j
3,625,772
3,359 Aptiv plc
j
233,249
22 AutoZone, Inc.
j
74,311
64 Booking Holdings, Inc. 269,461
515 Boot Barn Holdings, Inc.
j
75,375
1,374 Build-A-Bear Workshop, Inc. 51,456
18 Carnival Corporation 466
652 Churchill Downs, Inc. 58,569
2,180 D.R. Horton, Inc. 299,140
386 Frontdoor, Inc.
j
20,404
722 Garmin, Ltd. 167,511
1,856 General Motors Company 138,272
898 Hilton Worldwide Holdings, Inc. 273,064
1,249 Home Depot, Inc. 410,784
796 Laureate Education, Inc.
j
27,733
3,095 Life Time Group Holdings, Inc.
j
83,379
2,640 Lowe's Companies, Inc. 623,779
123 Murphy USA, Inc. 60,758
15 NVR, Inc.
j
98,847
2,222 O'Reilly Automotive, Inc.
j
205,113
116 Ralph Lauren Corporation 39,903
1,474 Ross Stores, Inc. 319,313
2,067 SharkNinja, Inc.
j
218,895
14,251 Sony Group Corporation ADR
e
294,996
684 Tapestry, Inc. 96,519
3,763 Tesla, Inc.
j
1,398,895
494 Texas Roadhouse, Inc. 81,579
627 TJX Companies, Inc. 100,132
221 Ulta Beauty, Inc.
j
115,519
1,887 Universal Technical Institute, Inc.
j
68,121
1,289 Viking Holdings, Ltd.
j
94,716
375 Williams-Sonoma, Inc. 68,374
274 Wingstop, Inc. 42,462
5,095 Wyndham Hotels & Resorts, Inc. 413,867
1,584 Wynn Resorts, Ltd. 160,855
Total 10,475,788
Consumer Staples  1.0%
141 Casey's General Stores, Inc. 102,628
384 Coca-Cola Company 29,203
537 Colgate-Palmolive Company 45,768
401 Costco Wholesale Corporation 399,568
1,351 John B. Sanfilippo & Son, Inc. 107,175
17,224 Keurig Dr Pepper, Inc. 453,508
313 Marzetti Company 43,297
665 Monster Beverage Corporation
j
48,186
2,176 PepsiCo, Inc. 337,911
748 Philip Morris International, Inc. 123,674
1,549 Procter & Gamble Company 223,738
6,938 Sysco Corporation 494,888
1,254 Turning Point Brands, Inc. 108,835
10,502 Unilever plc ADR 598,299
4,802 Walmart, Inc. 596,793

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.1% Value
Consumer Staples  1.0% - continued
404 WD-40 Company $ 82,392
Total 3,795,863
Energy  1.8%
4,251 Antero Midstream Corporation 96,923
292 Cheniere Energy, Inc. 82,858
1,246 Chevron Corporation 257,797
7,744 ConocoPhillips 1,022,208
12,157 Devon Energy Corporation 611,740
1,253 DHT Holdings, Inc. 22,892
18,189 Enterprise Products Partners, LP 688,272
472 EOG Resources, Inc. 68,237
1,590 Expand Energy Corporation 174,550
10,953 Exxon Mobil Corporation 1,858,286
14,611 Halliburton Company 569,683
3,915 Kinder Morgan, Inc. 131,270
1,710 Marathon Petroleum Corporation 417,548
1,605 Matador Resources Company 101,404
6,348 Patterson-UTI Energy, Inc. 68,749
1,011 TechnipFMC plc 69,890
7,968 Transocean, Ltd.
j
52,828
2,036 Williams Companies, Inc. 148,180
Total 6,443,315
Financials  4.6%
198 Affiliated Managers Group, Inc. 54,787
1,424 Allstate Corporation 295,252
4,334 Ally Financial, Inc. 170,023
619 Amalgamated Financial
Corporation 24,061
1,069 American Express Company 323,351
4,773 American International Group, Inc. 359,168
468 Ameriprise Financial, Inc. 207,979
148 Aon plc 47,771
1,778 Arch Capital Group, Ltd.
j
170,670
1,460 Associated Banc-Corp 37,756
271 Assured Guaranty, Ltd. 22,081
2,045 Atlantic Union Bankshares
Corporation 73,088
2,172 Banc of California, Inc. 38,184
24,212 Bank of America Corporation 1,180,335
4,808 Bank of New York Mellon
Corporation 570,373
1,474 Berkshire Hathaway, Inc.
j
706,341
236 BlackRock, Inc. 226,964
3,646 Bridgewater Bancshares, Inc.
j
64,534
542 Byline Bancorp, Inc. 17,111
4,137 Capital One Financial Corporation 754,713
154 Central Pacific Financial
Corporation 4,922
9,812 Charles Schwab Corporation 922,132
1,459 Chubb, Ltd. 475,532
718 Citigroup, Inc. 81,428
427 Community Trust Bancorp, Inc. 25,927
243 ConnectOne Bancorp, Inc. 6,505
553 Customers Bancorp, Inc.
j
38,384
2,065 Donnelley Financial Solutions, Inc.
j
97,344
5 Encore Capital Group, Inc.
j
351
727 Enterprise Financial Services
Corporation 39,338
622 Federal Agricultural Mortgage
Corporation 92,274
2,956 Fifth Third Bancorp 137,336
189 Financial Institutions, Inc. 5,993
1,881 First Bancorp/Puerto Rico 40,178
Shares Common Stock  31.1% Value
Financials  4.6% - continued
62 First Financial Corporation $ 3,918
132 First Mid-Illinois Bancshares, Inc. 5,437
3,600 Genworth Financial, Inc.
j
29,232
383 Great Southern Bancorp, Inc. 24,179
464 Hanmi Financial Corporation 12,231
202 Hartford Insurance Group, Inc. 27,316
406 Hometrust Bancshares, Inc. 17,316
492 Houlihan Lokey, Inc. 70,661
209 Independent Bank Corporation/MI 6,960
4,716 Intercontinental Exchange, Inc. 741,732
5,787 JPMorgan Chase & Company 1,702,304
784 M&T Bank Corporation 162,068
2,394 Marsh & McLennan Companies,
Inc. 415,239
857 Mastercard, Inc. 428,209
4,922 MetLife, Inc. 348,084
2,206 MGIC Investment Corporation 57,908
367 Moody's Corporation 160,104
7,912 Morgan Stanley 1,302,078
175 Morningstar, Inc. 29,584
2,687 Nasdaq, Inc. 228,099
161 NBT Bancorp, Inc. 6,855
264 NMI Holdings, Inc.
j
9,903
1,029 Northern Trust Corporation 143,618
506 Northwest Bancshares, Inc. 6,421
315 OFG Bancorp 12,745
3,432 Old National Bancorp 75,847
5,237 Old Republic International
Corporation 208,956
1,106 Old Second Bancorp, Inc. 22,297
399 Orrstown Financial Services, Inc. 14,396
110 Pinnacle Financial Partners, Inc. 9,475
49 PNC Financial Services Group,
Inc. 10,196
316 Popular, Inc. 42,398
546 Progressive Corporation 108,239
321 Reinsurance Group of America,
Inc. 65,535
3,379 Robinhood Markets, Inc.
j
234,165
38 S&P Global, Inc. 16,163
2,223 SEI Investments Company 174,439
797 SouthState Bank Corporation 73,738
361 Stifel Financial Corporation 26,685
154 Tradeweb Markets, Inc. 18,120
1,882 Triumph Financial, Inc.
j
112,280
190 U.S. Bancorp 9,882
5,326 Valley National Bancorp 65,403
2,494 Visa, Inc. 753,787
16,072 Wells Fargo & Company 1,279,492
792 WesBanco, Inc. 27,316
705 Wintrust Financial Corporation 97,953
760 Zions Bancorp NA 43,791
Total 16,754,940
Health Care  3.3%
170 AbbVie, Inc. 36,973
2,119 Agilent Technologies, Inc. 241,524
834 Amgen, Inc. 293,443
864 BioMarin Pharmaceutical, Inc.
j
48,807
3,939 Boston Scientific Corporation
j
247,172
1,471 BrightSpring Health Services, Inc.
j
62,679
3,914 Bristol-Myers Squibb Company 237,384
891 Cencora, Inc. 279,899
3,530 Centene Corporation
j
115,572
2,320 Cigna Group 618,860

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.1% Value
Health Care  3.3% - continued
4,431 Concentra Group Holdings Parent,
Inc. $ 95,045
2,499 Danaher Corporation 473,810
2,087 Dexcom, Inc.
j
131,064
66 Edwards Lifesciences Corporation
j
5,285
87 Elevance Health, Inc. 25,469
1,300 Eli Lilly & Company 1,195,701
926 Encompass Health Corporation 89,572
2,297 Exelixis, Inc.
j
98,518
4,049 Gilead Sciences, Inc. 564,309
2,124 ICON plc
j
235,042
617 ICU Medical, Inc.
j
79,686
143 IDEXX Laboratories, Inc.
j
80,350
931 Illumina, Inc.
j
114,755
217 Insulet Corporation
j
45,535
1,365 Intuitive Surgical, Inc.
j
629,251
4,555 Johnson & Johnson 1,113,424
2,564 Labcorp Holdings, Inc. 684,101
449 LivaNova plc
j
28,539
466 Medpace Holdings, Inc.
j
223,769
4,563 Medtronic plc 395,384
8,707 Merck & Company, Inc. 1,047,365
111 Mettler-Toledo International, Inc.
j
139,993
217 Neurocrine Biosciences, Inc.
j
28,588
274 Penumbra, Inc.
j
89,973
936 Pfizer, Inc. 26,283
533 Repligen Corporation
j
62,798
943 Royalty Pharma plc 45,236
825 STERIS plc 182,432
624 Stryker Corporation 205,040
539 Tenet Healthcare Corporation
j
101,715
1,924 Twist Bioscience Corporation
j
91,429
311 UFP Technologies, Inc.
j
60,210
139 United Therapeutics Corporation
j
82,424
1,282 UnitedHealth Group, Inc. 346,896
566 Veeva Systems, Inc.
j
99,424
504 Vertex Pharmaceuticals, Inc.
j
225,056
1,869 Waystar Holding Corporation
j
45,062
61 West Pharmaceutical Services,
Inc. 15,289
5,181 Zimmer Biomet Holdings, Inc. 468,466
913 Zoetis, Inc. 107,926
Total 11,962,527
Industrials  4.0%
440 3M Company 63,901
202 Acuity, Inc. 56,604
619 Allegion plc 89,935
8,309 Amentum Holdings, Inc.
j
216,699
1,699 AMETEK, Inc. 364,198
308 Applied Industrial Technologies,
Inc. 81,719
51 Armstrong World Industries, Inc. 8,405
1,524 Automatic Data Processing, Inc. 309,646
1,661 Badger Infrastructure Solutions,
Ltd. 74,077
2,880 Barrett Business Services, Inc. 84,038
518 BWX Technologies, Inc. 105,926
628 C.H. Robinson Worldwide, Inc. 104,292
1,479 Caterpillar, Inc. 1,047,812
311 CECO Environmental Corporation
j
18,529
518 Cintas Corporation 87,615
143 Clean Harbors, Inc.
j
41,002
40,128 CNH Industrial NV 441,408
1,206 Copart, Inc.
j
40,039
Shares Common Stock  31.1% Value
Industrials  4.0% - continued
240 CRA International, Inc. $ 38,851
249 CSW Industrials, Inc. 64,884
15,781 CSX Corporation 647,810
107 Curtiss-Wright Corporation 72,880
10,591 Delta Air Lines, Inc. 704,090
787 Eaton Corporation plc 281,486
418 EMCOR Group, Inc. 308,614
1,368 Enerpac Tool Group Corporation 49,891
12,066 Fastenal Company 559,862
312 Ferguson Enterprises, Inc. 72,777
7,188 Flowserve Corporation 528,390
730 Fluor Corporation
j
34,054
441 GE Vernova, Inc. 384,949
1,464 General Dynamics Corporation 502,474
2,650 General Electric Company 751,991
567 Graco, Inc. 47,997
173 HEICO Corporation 36,519
1,512 Helios Technologies, Inc. 97,842
5,708 Hexcel Corporation 461,948
3,032 Honeywell International, Inc. 685,323
740 Howmet Aerospace, Inc. 170,540
1,106 ICF International, Inc. 72,211
436 IDEX Corporation 82,644
206 IES Holdings, Inc.
j
98,153
2,410 Jacobs Solutions, Inc. 306,745
1,769 JB Hunt Transport Services, Inc. 374,851
1,273 Korn Ferry 80,135
1,749 L3Harris Technologies, Inc. 603,667
853 Limbach Holdings, Inc.
j
66,577
514 Lincoln Electric Holdings, Inc. 128,027
319 Modine Manufacturing Company
j
69,130
326 Moog, Inc. 95,401
607 Old Dominion Freight Line, Inc. 118,608
559 Oshkosh Corporation 82,290
414 Otis Worldwide Corporation 31,911
692 Parker-Hannifin Corporation 619,506
233 Quanta Services, Inc. 127,922
52 RBC Bearings, Inc.
j
28,242
362 Republic Services, Inc. 79,285
459 Rockwell Automation, Inc. 164,726
2,112 RTX Corporation 407,405
1,332 Timken Company 133,959
92 Trane Technologies plc 38,340
5,065 Uber Technologies, Inc.
j
364,325
1,306 UL Solutions, Inc. 111,937
121 United Rentals, Inc. 88,156
930 Veralto Corporation 82,231
933 Verisk Analytics, Inc. 177,037
257 Waste Management, Inc. 59,056
253 WESCO International, Inc. 69,226
Total 14,500,720
Information Technology  7.8%
414 Adobe, Inc.
j
100,635
1,378 Advanced Micro Devices, Inc.
j
280,327
3,435 Amphenol Corporation 434,012
631 Analog Devices, Inc. 200,746
14,440 Apple, Inc. 3,664,728
461 Applied Materials, Inc. 157,565
4,190 Arista Networks, Inc.
j
514,448
1,306 Autodesk, Inc.
j
312,656
5,510 Broadcom, Inc. 1,705,400
347 Cadence Design Systems, Inc.
j
96,421
11,194 Cisco Systems, Inc. 868,542
78 Cohu, Inc.
j
2,388

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.1% Value
Information Technology  7.8% - continued
1,463 Crane NXT Company $ 59,383
957 Datadog, Inc.
j
112,974
336 Fabrinet
j
175,231
338 Flex, Ltd.
j
22,125
4,076 Fortinet, Inc.
j
333,091
205 GoDaddy, Inc.
j
16,947
2,732 GPGI, Inc. 46,717
2,098 International Business Machines
Corporation 508,534
468 Intuit, Inc. 202,354
3,998 JFrog, Ltd.
j
187,626
731 Keysight Technologies, Inc.
j
206,412
4,147 Lam Research Corporation 886,048
397 Littelfuse, Inc. 134,722
1,131 Micron Technology, Inc. 382,097
11,522 Microsoft Corporation 4,265,099
113 Monolithic Power Systems, Inc. 123,549
453 Motorola Solutions, Inc. 196,588
290 Napco Security Technologies, Inc. 11,423
345 NetApp, Inc. 35,325
21,202 Nokia Oyj ADR 170,464
28,650 NVIDIA Corporation 4,996,560
223 NXP Semiconductors NV 43,900
1,095 Onto Innovation, Inc.
j
224,552
2,582 Oracle Corporation 379,838
5,083 Palantir Technologies, Inc.
j
743,541
2,487 Pegasystems, Inc. 105,847
442 Plexus Corporation
j
89,523
116 PTC, Inc.
j
16,529
5,722 Qualcomm, Inc. 736,879
430 Salesforce, Inc. 80,268
9,632 Samsung Electronics Company,
Ltd. 1,126,572
3,785 ServiceNow, Inc.
j
395,722
2,467 Shopify, Inc.
j
292,636
502 Silicon Laboratories, Inc.
j
104,491
3,157 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,066,908
4,035 TD SYNNEX Corporation 680,745
902 TE Connectivity plc 188,536
423 Teradyne, Inc. 125,403
1,873 Texas Instruments, Inc. 363,624
1,565 Trimble, Inc.
j
102,085
1,386 TTM Technologies, Inc.
j
135,024
371 VeriSign, Inc. 92,142
1,615 Vontier Corporation 57,284
308 Western Digital Corporation 83,311
428 Zebra Technologies Corporation
j
89,486
Total 28,735,983
Materials  1.0%
452 Albemarle Corporation 81,148
1,971 Amcor plc 78,347
1,604 Ashland, Inc. 89,198
5,005 CF Industries Holdings, Inc. 649,849
3,664 Crown Holdings, Inc. 367,316
812 DuPont de Nemours, Inc. 37,190
2,177 Eastman Chemical Company 166,149
1,016 Ecolab, Inc. 270,276
2,825 Element Solutions, Inc. 96,445
1,538 Freeport-McMoRan, Inc. 90,404
1,383 Greif, Inc. 92,758
5,030 International Paper Company 179,571
7,449 Ivanhoe Mines, Ltd.
j
63,668
Shares Common Stock  31.1% Value
Materials  1.0% - continued
519 Linde plc $ 257,299
772 Louisiana-Pacific Corporation 56,163
1,382 Newmont Corporation 149,602
3,407 Nucor Corporation 576,124
4,207 Solstice Advanced Materials, Inc. 320,405
1,254 Steel Dynamics, Inc. 225,720
Total 3,847,632
Real Estate  0.7%
987 Agree Realty Corporation 74,400
777 AvalonBay Communities, Inc. 126,923
2,774 CBRE Group, Inc.
j
375,766
6,879 Crown Castle, Inc. 559,331
643 EPR Properties 32,124
1,303 Equity Lifestyle Properties, Inc. 81,333
6,897 Essential Properties Realty Trust,
Inc. 209,393
684 Extra Space Storage, Inc. 89,693
2,982 First Industrial Realty Trust, Inc. 172,509
20,175 Healthcare Realty Trust, Inc. 342,773
4,245 Host Hotels & Resorts, Inc. 81,334
552 Innovative Industrial Properties,
Inc. 27,688
3,822 Millrose Properties, Inc. 107,016
439 Outfront Media, Inc. 11,633
2,851 Sabra Health Care REIT, Inc. 54,825
460 SBA Communications Corporation 79,171
1,904 Sila Realty Trust, Inc. 45,087
5,469 Tanger, Inc. 185,837
1,683 Terreno Realty Corporation 103,370
Total 2,760,206
Utilities  1.2%
1,465 Alliant Energy Corporation 105,128
2,515 CenterPoint Energy, Inc. 108,547
21 Clearway Energy, Inc., Class C 825
2,699 Constellation Energy Corporation 753,696
5,348 Duke Energy Corporation 700,267
4,619 Edison International 338,018
7,254 Entergy Corporation 815,060
4,066 Evergy, Inc. 333,087
292 Eversource Energy 20,230
2,289 NiSource, Inc. 106,805
185 Northwestern Energy Group, Inc. 12,199
4,981 PG&E Corporation 87,516
436 Pinnacle West Capital Corporation 43,927
5,186 Portland General Electric
Company 273,665
1,081 Spire, Inc. 97,874
7,627 UGI Corporation 277,775
2,671 Vistra Energy Corporation 401,532
Total 4,476,151
Total Common Stock
(cost $75,821,982) 113,861,989
Shares
Registered Investment
Companies   28.3% Value
U.S. Affiliated   27.6%
2,249,562 Thrivent Core Emerging Markets
Debt Fund 19,413,718
1,081,917 Thrivent Core High Yield Bond
Fund 21,245,389
2,599,490 Thrivent Core International Equity
Fund 32,779,569

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  28.3% Value
U.S. Affiliated   27.6%  - continued
1,426,241 Thrivent Core Investment Grade
Corporate Bond Fund $ 27,958,453
Total 101,397,129
U.S. Unaffiliated   0.7%
3,584 abrdn Asia-Pacific Income Fund,
Inc. 51,681
13,135 abrdn Income Credit Strategies
Fund 66,989
3,217 abrdn Total Dynamic Dividend
Fund 29,629
7,595 AllianceBernstein Global High
Income Fund, Inc. 77,241
10,662 Allspring Income Opportunities
Fund 69,090
2,602 BlackRock Capital Allocation Term
Trust 36,766
2,225 BlackRock Core Bond Trust 20,381
8,110 BlackRock Corporate High Yield
Fund, Inc. 69,097
7,715 BlackRock Credit Allocation
Income Trust 77,922
1,572 BlackRock Debt Strategies Fund,
Inc. 15,075
1,042 BlackRock Enhanced Equity
Dividend Trust 8,982
5,822 BlackRock Enhanced Global
Dividend Trust 63,809
3,060 BlackRock Enhanced International
Dividend Trust 16,555
3,503 BlackRock Income Trust, Inc. 37,027
6,347 BlackRock Multi-Sector Income
Trust 79,464
4,961 Blackstone Strategic Credit 2027
Term Fund 55,315
5,094 Cornerstone Strategic Investment
Fund, Inc. 37,084
7,352 Eaton Vance Limited Duration
Income Fund 69,476
3,089 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 26,751
1,091 iShares Biotechnology ETF 184,215
7,225 iShares Preferred and Income
Securities ETF
e
219,062
12,984 Nuveen Credit Strategies Income
Fund 63,232
4,632 Nuveen Preferred Income
Opportunities Fund 34,925
5,146 PGIM Global High Yield Fund, Inc. 59,951
4,586 PGIM High Yield Bond Fund, Inc. 60,352
3,059 Pimco Dynamic Income Fund 52,340
4,141 PIMCO High Income Fund 19,173
5,018 PIMCO Income Strategy Fund II 34,574
734 Tri-Continental Corporation 23,187
3,111 Vanguard Short-Term Corporate
Bond ETF 246,609
1,358 Virtus Convertible & Income Fund 20,207
4,315 Virtus Dividend, Interest &
Premium Strategy Fund 54,412
1,299 Virtus Equity & Convertible Income
Fund 30,345
11,427 Voya Global Equity Dividend &
Premium Opportunity Fund 65,134
2,513 Western Asset Diversified Income
Fund
e
33,775
Shares
Registered Investment
Companies  28.3% Value
U.S. Unaffiliated   0.7%  - continued
16,927 Western Asset High Income
Opportunity Fund, Inc. $ 61,445
Total 2,171,272
Total Registered Investment
Companies (cost $97,015,462) 103,568,401
Shares Preferred Stock 0.9% Value
Basic Materials  0.1%
2,642 Albemarle Corporation,
Convertible, 7.250% 189,828
Total 189,828
Capital Goods  0.1%
4,227 Boeing Company, Convertible,
6.000% 274,248
Total 274,248
Communications Services  <0.1%
4,500 AT&T, Inc., 4.750%
h
82,800
1,500 Telephone and Data Systems, Inc.,
6.000%
h
26,520
Total 109,320
Financials  0.5%
2,750 AEGON Funding Company, LLC,
5.100% 52,112
1,800 Allstate Corporation, 5.100%
h
35,586
1,513 Apollo Global Management, Inc.,
Convertible, 6.750% 88,450
1,509 Ares Management Corporation,
Convertible, 6.750% 54,596
1,400 Athene Holding, Ltd., 5.625%
h
26,432
3,775 Bank of America Corporation,
4.250%
h
64,175
3,100 Bank of America Corporation,
4.375%
h
54,436
1,550 Bank of America Corporation,
4.750%
h
29,496
2,600 Bank of America Corporation,
5.000%
h
52,442
175 Bank of America Corporation,
Convertible, 7.250%
h
208,523
700 Capital One Financial Corporation,
4.800%
h
12,481
2,225 Capital One Financial Corporation,
5.000%
e,h
41,496
700 Charles Schwab Corporation,
4.450%
h
12,376
1,200 Citigroup, Inc., 6.250%
h,j
29,580
550 Citizens Financial Group, Inc.,
7.375%
h
13,953
1,200 Corebridge Financial, Inc., 6.375% 27,324
1,400 Fifth Third Bancorp, 4.950%
h
26,474
1,400 Huntington Bancshares, Inc./OH,
4.500%
h
23,856
3,100 JPMorgan Chase & Company,
4.200%
h
54,250
3,100 JPMorgan Chase & Company,
4.625%
h
59,272
2,350 JPMorgan Chase & Company,
4.750%
h
45,801
700 KeyCorp, 5.650%
h
14,560
2,500 KeyCorp, 6.200%
b,h
59,325

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  0.9% Value
Financials  0.5% - continued
2,742 KKR & Company, Inc.,
Convertible, 6.250% $ 110,283
700 MetLife, Inc., 4.750%
e,h
12,852
1,350 Morgan Stanley, 4.250%
h
23,180
2,630 Morgan Stanley, 5.850%
h
61,463
3,100 Morgan Stanley, 7.125%
h
78,027
775 Pinnacle Financial Partners, Inc.,
8.397%
b,h
19,817
2,000 Public Storage, 4.125%
h
31,300
1,300 Public Storage, 4.625%
h
22,776
325 Public Storage, 4.700%
h
5,805
1,400 Regions Financial Corporation,
4.450%
h
22,820
825 Regions Financial Corporation,
5.700%
b,h
19,388
1,400 Truist Financial Corporation,
4.750%
h
25,382
1,600 U.S. Bancorp, 4.000%
h
24,960
2,300 Wells Fargo & Company, 4.250%
h
39,675
3,100 Wells Fargo & Company, 4.375%
h
54,095
1,400 Wells Fargo & Company, 4.700%
h
26,432
1,400 Wells Fargo & Company, 4.750%
h
26,600
219 Wells Fargo & Company,
Convertible, 7.500%
h
252,945
Total 1,944,796
Technology  0.1%
1,614 Hewlett Packard Enterprise
Company, Convertible, 7.625% 104,119
1,797 Microchip Technology, Inc.,
Convertible, 7.500% 102,375
2,742 Oracle Corporation, Convertible,
6.500%
j
123,418
Total 329,912
Utilities  0.1%
2,600 CMS Energy Corporation,
4.200%
e,h
43,550
1,044 Nextera Energy, Inc., Convertible,
7.234% 54,852
2,397 NextEra Energy, Inc., Convertible,
7.299% 134,184
1,513 NextEra Energy, Inc., Convertible,
7.375%
j
75,998
496 PPL Corporation, Convertible,
7.000%
j
25,440
2,925 Southern Company, 4.950% 56,452
2,221 Southern Company, Convertible,
7.125% 114,159
Total 504,635
Total Preferred Stock
(cost $3,612,623) 3,352,739
Shares
Collateral Held for Securities
Loaned 0.3% Value
1,277,505 Thrivent Cash Management Trust 1,277,505
Total Collateral Held for
Securities Loaned
(cost $1,277,505) 1,277,505
Shares or
Principal
Amount Short-Term Investments 6.7% Value
Federal Home Loan Bank Discount
Notes
600,000 3.606%, 4/24/2026
k,l
$ 598,564
100,000 3.600%, 4/29/2026
k,l
99,711
600,000 3.635%, 5/1/2026
k,l
598,135
200,000 3.600%, 6/5/2026
k,l
198,678
200,000 3.625%, 6/17/2026
k,l
198,438
Federal National Mortgage
Association Discount Notes
500,000 3.595%, 6/1/2026
k,l
496,895
State Street Institutional U.S.
Government Money Market
Fund
10,216,285 3.602%
k
10,216,285
Thrivent Core Short-Term Reserve
Fund
1,217,843 3.930% 12,178,429
U.S. Treasury Bills
100,000 3.589%, 6/2/2026
k,m
99,378
Total Short-Term Investments
(cost $24,682,430) 24,684,513
Total Investments (cost
$335,048,996) 103.0% $377,687,177
Other Assets and Liabilities, Net
(3.0%) (11,027,035)
Total Net Assets 100.0% $366,660,142
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $39,906,543 or 10.9% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2026.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Dynamic
Allocation Portfolio as of March 31, 2026 was $12,960 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 31, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 35,474
Credit Suisse Group AG  1/31/2014 23,139
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Dynamic Allocation
Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 508,104
Long-Term Fixed Income 695,069
Total lending $1,203,173
Gross amount payable upon return of
collateral for securities loaned $1,277,505
Net amounts due to counterparty $74,332
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Dynamic Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 14,183,660 – 14,183,660 –
Basic Materials 159,932 – 159,932 –
Capital Goods 1,362,316 – 1,362,316 –
Collateralized Mortgage Obligations 27,790,758 – 27,790,758 –
Commercial Mortgage-Backed Securities 1,557,893 – 1,557,893 –
Communications Services 393,994 – 393,994 –
Consumer Cyclical 1,084,123 – 1,084,123 –
Consumer Non-Cyclical 1,348,707 – 1,348,707 –
Energy 884,792 – 884,792 –
Financials 4,003,781 – 4,003,781 –
Mortgage-Backed Securities 52,936,139 – 52,936,139 –
Technology 2,654,686 – 2,654,686 –
U.S. Government & Agencies 19,963,814 – 19,963,814 –
Utilities 2,617,435 – 2,617,435 –
Common Stock
Communications Services 10,108,864 9,887,211 221,653 –
Consumer Discretionary 10,475,788 10,475,788 – –
Consumer Staples 3,795,863 3,795,863 – –
Energy 6,443,315 6,443,315 – –
Financials 16,754,940 16,754,940 – –
Health Care 11,962,527 11,962,527 – –
Industrials 14,500,720 14,426,643 74,077 –
Information Technology 28,735,983 27,609,411 1,126,572 –
Materials 3,847,632 3,783,964 63,668 –
Real Estate 2,760,206 2,760,206 – –
Utilities 4,476,151 4,476,151 – –
Registered Investment Companies
U.S. Affiliated 49,203,842 49,203,842 – –
U.S. Unaffiliated 2,171,272 2,171,272 – –
Preferred Stock
Basic Materials 189,828 189,828 – –
Capital Goods 274,248 274,248 – –
Communications Services 109,320 109,320 – –
Financials 1,944,796 1,944,796 – –
Technology 329,912 329,912 – –
Utilities 504,635 504,635 – –
Short-Term Investments 12,506,084 10,216,285 2,289,799 –
Subtotal Investments in Securities $312,037,956 $177,320,157 $134,717,799 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 52,193,287
Affiliated Short-Term Investments 12,178,429
Collateral Held for Securities Loaned 1,277,505
Subtotal Other Investments $65,649,221
Total Investments at Value $377,687,177
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Nasdaq
-
National association of securities dealers
automated quotations
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Dynamic Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 151,244 70,469 80,775 –
Total Asset Derivatives $151,244 $70,469 $80,775 $–
Liability Derivatives
Futures Contracts 803,714 803,714 – –
Total Return Swaps 90,702 – 90,702 –
Credit Default Swaps 6,632 – 6,632 –
Total Liability Derivatives $901,048 $803,714 $97,334 $–
The following table presents Dynamic Allocation Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling
$2,365,921 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 29 June 2026 $ 3,273,906 ( $ 53,546)
CBOT 2-Yr. U.S. Treasury Note 55 June 2026 11,446,106 (36,614)
CBOT 5-Yr. U.S. Treasury Note 143 June 2026 15,666,678 (196,983)
CBOT U.S. Long Bond 5 June 2026 584,924 (15,549)
CME E-mini S&P 500 Index 30 June 2026 10,082,561 (226,436)
CME Ultra Long Term U.S. Treasury Bond 30 June 2026 3,595,384 (98,509)
ICE mini MSCI EAFE Index 11 June 2026 1,593,543 2,062
ICE US mini MSCI Emerging Markets Index 114 June 2026 8,372,447 (81,227)
Total Futures Long Contracts $ 54,615,549 ( $ 706,802)
CME E-mini Nasdaq 100 Index (4) June 2026 ( $ 1,981,607) $ 68,407
CME E-mini Russell 2000 Index (6) June 2026 (752,031) (1,629)
CME E-mini S&P Mid-Cap 400 Index (32) June 2026 (10,775,579) (93,221)
Eurex Euro STOXX 50 Index (86) June 2026 (5,633,459) 80,775
Total Futures Short Contracts ( $ 19,142,676) $54,332
Total Futures Contracts $ 35,472,873 ($652,470)

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
S&P
-
Standard & Poor's
The following table presents Dynamic Allocation Portfolio's credit default swap contracts held as of March 31, 2026. Investments totaling $99,378 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Buy 6/20/2031 $ 875,000 $ – ( $ 6,632) ( $ 6,632)
Total Credit Default Swaps $– ($6,632) ($6,632)
1 As the buyer of protection, Dynamic Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Dynamic Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Dynamic Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Dynamic Allocation Portfolio's total return swap contracts held as of March 31, 2026.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 1,996,170 ( $ 90,702) $ – ( $ 90,702)
Total Return Swaps ( $ 90,702) $ – ($90,702)
# Payment made on Termination Date

Dynamic Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Dynamic Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $19,628 $280 $– $19,414 2,250 5.3%
Core High Yield Bond – 21,120 – 21,245 1,082 5.8
Core International Equity 31,870 – – 32,780 2,599 8.9
Core Investment Grade Corporate Bond – 27,868 – 27,958 1,426 7.6
Total U.S. Affiliated Registered Investment
Companies 51,498 101,397 27.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% 17,480 7,190 12,490 12,178 1,218 3.3
Total Affiliated Short-Term Investments 17,480 12,178 3.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,887 10,950 12,559 1,278 1,278 0.3
Total Collateral Held for Securities Loaned 2,887 1,278 0.3
Total Value $71,865 $114,853
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $– ($494) $ – $280
Core High Yield Bond – 125 – 4
Core International Equity – 910 – –
Core Investment Grade Corporate Bond – 90 – 4
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% 0 (2) – 145
Total Income/Non Cash Income from Affiliated
Investments $433
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $0 $629 $ –

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.7% Value
Bermuda  0.5%
669 Credicorp, Ltd. $ 226,912
21,000 Nine Dragons Paper Holdings, Ltd.
a
17,800
9,500 Orient Overseas International, Ltd. 169,427
Total 414,139
Brazil  4.3%
18,500 Allos SA 108,110
13,800 Alupar Investimento SA 93,806
28,300 Ambev SA 83,318
4,222 Axia Energia ADR 47,624
10,600 Banco ABC Brasil SA 52,244
45,754 Banco Bradesco SA ADR 167,002
27,200 Banco do Brasil SA 121,091
68,100 Banco do Estado do Rio Grande
do Sul SA 226,919
246,400 Cogna Educacao SA 151,269
4,216 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR 128,630
5,300 Companhia de Saneamento de
Minas Gerais COPASA MG 58,905
18,962 Companhia Energetica de Minas
Gerais ADR 45,319
890 Companhia Paranaense de Energia
- COPEL ADR 10,627
11,200 CPFL Energia SA 105,279
17,508 Cury Construtora e Incorporadora
SA 119,754
19,500 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 103,150
34,200 Direcional Engenharia SA 87,285
13,200 EcoRodovias Infraestrutura e
Logistica SA 21,457
871 Embraer SA ADR 51,685
59,731 Itau Unibanco Holding SA ADR 500,546
3,100 M. Dias Branco SA 13,675
48,665 Metalurgica Gerdau SA 80,046
19,969 Petroleo Brasileiro SA - Petrobras
ADR 414,357
4,000 Suzano SA 40,086
14,200 TIM SA/Brazil 75,224
1,900 Transmissora Alianca de Energia
Eletrica SA 15,747
25,506 Vale SA ADR 405,800
Total 3,328,955
Canada  0.2%
7,100 China Gold International Resources
Corporation, Ltd. 140,581
Total 140,581
Cayman Islands  10.1%
53,000 3SBio, Inc.
b
156,242
108,300 Alibaba Group Holding, Ltd. 1,697,547
100,000 China Hongqiao Group, Ltd. 451,721
21,500 China Resources Land, Ltd. 79,686
159,000 Consun Pharmaceutical Group,
Ltd. 339,240
21,000 Geely Automobile Holdings, Ltd. 56,027
3,056 Hello Group, Inc. ADR 17,603
8,000 Hengan International Group
Company, Ltd. 28,309
1,821 JOYY, Inc. ADR 106,328
71,000 Kingboard Holdings, Ltd. 300,503
Shares Common Stock  96.7% Value
Cayman Islands  10.1%  - continued
10,000 Kingboard Laminates Holdings,
Ltd. $ 24,902
38,500 Li Ning Company, Ltd. 106,369
5,500 Meituan
a,b
60,017
23,000 NetDragon Websoft Holdings, Ltd. 26,446
3,873 NetEase, Inc. ADR 433,544
18,000 Newborn Town, Inc.
a
18,413
59,000 Nexteer Automotive Group, Ltd. 38,564
10,231 NU Holdings, Ltd./Cayman Islands
a
147,019
2,659 PDD Holdings, Inc. ADR
a
271,697
33,000 Q Technology Group Company,
Ltd. 31,433
549,000 Shui On Land, Ltd. 36,062
47,500 Tencent Holdings, Ltd. 2,995,938
31,000 WuXi Biologics (Cayman), Inc.
a,b
133,315
57,200 Xiaomi Corporation
a,b
236,274
5,700 ZTO Express Cayman, Inc. 140,294
Total 7,933,493
Chile  0.4%
38,475 Aguas Andinas SA 14,704
1,941 Banco de Chile ADR 71,895
1,370 Banco de Credito e Inversiones SA 88,744
2,852 Banco Santander Chile SA ADR 95,257
302,272 Colbun SA 42,424
816,233 Latam Airlines Group SA 20,141
Total 333,165
China  13.2%
137,000 Agricultural Bank of China, Ltd.,
Class H 97,997
43,700 Air China, Ltd.
a
42,965
23,200 Aluminum Corporation of China,
Ltd., Class A 39,016
116,000 Aluminum Corporation of China,
Ltd., Class H 169,704
8,034 Angel Yeast Company, Ltd. 47,208
8,400 Anhui Conch Cement Company,
Ltd., Class A 28,310
10,000 Anhui Expressway Company, Ltd. 18,939
419,500 BAIC Motor Corporation, Ltd.
a,b
82,570
293,000 Bank of China, Ltd., Class H 187,091
74,300 Baoshan Iron & Steel Company,
Ltd. 69,446
72,600 BOE Technology Group Company,
Ltd. 41,432
3,600 BYD Company, Ltd., Class H 49,217
2,900 Chaozhou Three-Circle Group
Company, Ltd. 22,751
37,500 China CITIC Bank Corporation, Ltd. 45,055
262,000 China CITIC Bank Corporation, Ltd. 265,384
113,000 China Coal Energy Company, Ltd. 190,446
685,000 China Construction Bank
Corporation, Class H 739,262
11,600 China International Capital
Corporation, Ltd., Class A 54,966
126,000 China International Capital
Corporation, Ltd., Class H
b
279,740
21,900 China Life Insurance Company,
Ltd., Class A 116,257
128,000 China Life Insurance Company,
Ltd., Class H 408,350
32,500 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 39,841

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.7% Value
China  13.2%  - continued
243,000 China Minsheng Banking
Corporation, Ltd. $ 114,282
76,000 China National Building Material
Company, Ltd. 46,624
35,000 China National Chemical
Engineering Company, Ltd. 44,840
21,000 China Pacific Insurance (Group)
Company, Ltd., Class A 113,782
123,000 China Pacific Insurance (Group)
Company, Ltd., Class H 503,759
60,900 China Petroleum & Chemical
Corporation, Class A 51,679
94,000 China Railway Group, Ltd. 48,815
15,900 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 64,575
17,500 China Shenhua Energy Company,
Ltd., Class H 103,585
55,700 China Southern Airlines Company,
Ltd.
a
45,880
12,300 CITIC Pacific Special Steel Group
Company, Ltd. 29,307
17,000 CITIC Securities Company, Ltd.,
Class A 59,659
48,000 CITIC Securities Company, Ltd.,
Class H 146,984
21,600 CMOC Group, Ltd., Class A 55,079
99,000 CMOC Group, Ltd., Class H 208,213
1,800 Contemporary Amperex
Technology Company, Ltd. 106,499
26,300 COSCO SHIPPING Holdings
Company, Ltd., Class A 57,418
125,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 238,986
7,900 CSC Financial Company, Ltd. 24,747
53,700 Datang International Power
Generation Company, Ltd. 30,879
54,800 Focus Media Information
Technology Company, Ltd. 52,320
2,000 Fuyao Glass Industry Group
Company, Ltd., Class A 16,683
40,300 GD Power Development Company,
Ltd. 28,317
3,500 Gree Electric Appliances, Inc. of
Zhuhai 19,266
19,800 Guotai Haitong Securities
Company, Ltd. 47,925
15,300 Haier Smart Home Company, Ltd.,
Class A 47,841
22,000 Harbin Electric Company, Ltd. 59,417
24,800 Huaneng Power International, Inc.,
Class A 25,313
160,000 Huaneng Power International, Inc.,
Class H 121,151
38,900 HUAYU Automotive Systems
Company, Ltd. 108,949
673,000 Industrial and Commercial Bank of
China, Ltd., Class H 593,215
200 Kweichow Moutai Company, Ltd. 42,117
30,000 Lenovo Group, Ltd. 36,081
5,200 Midea Group Company, Ltd. 57,922
11,500 New China Life Insurance
Company, Ltd., Class A 103,759
42,500 New China Life Insurance
Company, Ltd., Class H 253,020
34,900 People's Insurance Company
(Group) of China, Ltd., Class A 37,129
Shares Common Stock  96.7% Value
China  13.2%  - continued
428,000 People's Insurance Company
(Group) of China, Ltd., Class H $ 298,071
43,200 PetroChina Company, Ltd., Class A 75,542
284,000 PetroChina Company, Ltd., Class H 389,609
32,000 PICC Property and Casualty
Company, Ltd. 58,905
8,600 Ping An Insurance (Group)
Company of China, Ltd., Class A 71,258
70,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 538,245
33,900 SAIC Motor Corporation, Ltd. 72,415
17,800 Sany Heavy Industry Company,
Ltd. 49,997
63,900 SDIC Capital Company, Ltd. 64,610
3,600 Shandong Gold Mining Company,
Ltd. 21,408
69,900 Shandong Nanshan Aluminum
Company, Ltd. 62,698
3,400 Shanghai Fosun Pharmaceutical
Group Company, Ltd. 13,204
14,800 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 36,695
40,400 Sichuan Road and Bridge Group
Company, Ltd. 58,891
12,000 Sinopharm Group Company, Ltd. 31,132
4,800 Spring Airlines Company, Ltd. 32,289
11,800 Tianshan Aluminum Group
Company, Ltd. 30,971
62,000 Tong Ren Tang Technologies
Company, Ltd. 31,319
5,800 TongFu Microelectronics Company,
Ltd. 35,300
8,023 Vipshop Holdings, Ltd. ADR 126,121
17,100 Weichai Power Company, Ltd.,
Class A 60,769
4,700 WuXi AppTec Company, Ltd., Class
A 68,182
32,800 WuXi AppTec Company, Ltd., Class
H
b
502,347
28,600 XCMG Construction Machinery
Company, Ltd. 42,106
18,000 Xinhua Winshare Publishing and
Media Company, Ltd. 24,017
7,600 Zhejiang Chint Electrics Company,
Ltd. 36,289
46,700 Zhejiang Dahua Technology
Company, Ltd. 115,405
27,100 Zhejiang Longsheng Group
Company, Ltd. 51,396
10,800 Zhejiang NHU Company, Ltd. 54,325
53,500 Zhejiang Zheneng Electric Power
Company, Ltd. 42,312
3,376 Zhuzhou CRRC Times Electric
Company, Ltd. 25,661
86,000 Zijin Mining Group Company, Ltd. 386,871
26,600 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 33,424
Total 10,323,748
Colombia  0.4%
4,361 Grupo Cibest SA 100,785
2,480 Grupo Cibest SA ADR 180,569
Total 281,354

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.7% Value
Czech Republic  0.4%
724 CEZ AS $ 40,917
2,826 Komercni Banka AS 144,183
9,732 Moneta Money Bank AS
b
84,832
42 Philip Morris CR 37,266
Total 307,198
Egypt  0.1%
21,505 Commercial International Bank
Egypt SAE GDR 47,526
Total 47,526
Greece  0.8%
1,822 Aegean Airlines SA 24,850
3,742 Alpha Bank SA 13,880
39,568 Eurobank SA 158,432
3,427 HELLENiQ ENERGY Holdings SA 39,096
1,196 Motor Oil (Hellas) Corinth Refineries
SA 52,670
15,012 National Bank of Greece SA 231,905
7,571 Piraeus Bank SA 62,204
Total 583,037
Hong Kong  0.9%
89,000 China Nonferrous Mining
Corporation, Ltd. 133,572
58,000 China Overseas Grand Oceans
Group, Ltd. 17,717
84,200 China Taiping Insurance Holdings
Company, Ltd. 222,352
28,000 CSPC Pharmaceutical Group, Ltd. 33,045
158,500 Genertec Universal Medical Group
Company, Ltd.
b
117,570
130,000 Guangdong Investment, Ltd. 130,207
22,000 Weichai Power Company, Ltd.,
Class H 78,017
Total 732,480
Hungary  0.7%
17,801 MOL Hungarian Oil & Gas plc 213,262
2,987 OTP Bank Nyrt 320,290
Total 533,552
India  11.9%
4,913 Aditya Birla Sun Life Asset
Management Company, Ltd. 46,055
365 AIA Engineering, Ltd. 14,088
553 Anand Rathi Wealth, Ltd. 17,846
1,632 Asian Paints, Ltd. 37,635
2,177 Avanti Feeds, Ltd. 27,889
9,958 Axis Bank, Ltd. 123,332
4,553 Bajaj Finserv, Ltd. 79,086
117,428 Bharat Petroleum Corporation, Ltd. 352,079
31,841 Bharti Airtel, Ltd. 605,087
3,105 Britannia Industries, Ltd. 177,529
59,868 Canara Bank 78,873
2,574 Ceat, Ltd. 88,818
28,522 Chambal Fertilisers and Chemicals,
Ltd. 129,190
4,796 Cipla, Ltd. 62,494
700 Coromandel International, Ltd. 14,255
3,389 Cummins India, Ltd. 162,268
2,642 Eicher Motors, Ltd. 184,989
9,400 Federal Bank, Ltd. 25,967
40,435 GAIL India, Ltd. 59,265
Shares Common Stock  96.7% Value
India  11.9%  - continued
6,226 Great Eastern Shipping Company,
Ltd. $ 93,636
2,669 HCL Technologies, Ltd. 38,414
9,229 HDFC Asset Management
Company, Ltd.
b
215,661
78,468 HDFC Bank, Ltd. 614,643
9,059 HDFC Life Insurance Company,
Ltd.
b
56,930
4,089 Hero MotoCorp, Ltd. 221,028
51,419 Hindalco Industries, Ltd. 486,242
73,767 Hindustan Petroleum Corporation,
Ltd. 262,879
13,002 ICICI Bank, Ltd. ADR 336,752
107,360 Indian Oil Corporation, Ltd. 153,260
17,722 Infosys, Ltd. ADR 239,424
3,746 JB Chemicals & Pharmaceuticals,
Ltd. 81,816
20,128 JSW Steel, Ltd. 241,316
2,885 Kajaria Ceramics, Ltd. 28,278
5,225 Larsen & Toubro, Ltd. 194,254
1,430 LTIMindtree, Ltd.
b
61,551
5,869 Lupin, Ltd. 145,246
4,367 Mahindra & Mahindra, Ltd. 136,978
2,576 Maruti Suzuki India, Ltd. 337,868
129 MRF, Ltd. 175,975
51,838 National Aluminium Company, Ltd. 213,998
2,743 Nava, Ltd. 15,501
6,365 NLC India, Ltd. 18,120
66,511 NMDC, Ltd. 54,127
22,563 NTPC, Ltd. 88,866
73,986 Oil & Natural Gas Corporation, Ltd. 222,898
1,362 Persistent Systems, Ltd. 71,503
2,346 Pidilite Industries, Ltd. 31,783
2,014 Polycab India, Ltd. 147,370
49,571 Reliance Industries, Ltd. 712,909
61,254 Samvardhana Motherson
International, Ltd. 68,749
10,521 SBI Life Insurance Company, Ltd.
b
199,016
7,374 Shipping Corporation of India, Ltd. 17,237
20,190 State Bank of India 210,565
5,649 Tata Consultancy Services, Ltd. 142,246
200,140 Tata Steel, Ltd. 410,640
4,959 Tech Mahindra, Ltd. 73,663
1,020 TVS Motor Company, Ltd. 36,656
22,935 Vedanta, Ltd. 160,916
8,387 Wipro, Ltd. ADR 17,780
Total 9,323,439
Indonesia  0.2%
154,300 Astra International Tbk PT 56,962
337,800 Perusahaan Gas Negara (Persero)
Tbk PT 36,957
217,800 PT Telkom Indonesia (Persero) Tbk 39,216
Total 133,135
Kuwait  0.4%
84,363 Agility Public Warehousing
Company KSCC 34,345
74,936 Kuwait Finance House KSCP 194,906
25,049 Mobile Telecommunications
Company KSCP 46,132
14,516 National Bank of Kuwait KSCP 43,040
Total 318,423

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.7% Value
Malaysia  0.7%
37,400 Malayan Banking Bhd $ 105,269
8,500 Malayan Cement Bhd 12,701
78,000 SD Guthrie Bhd 116,547
48,000 Sime Darby Bhd 26,998
72,200 Sunway Construction Group Bhd 114,119
59,000 Telekom Malaysia Bhd 103,583
5,500 United Plantations Bhd
a
46,273
Total 525,490
Mexico  1.3%
7,228 America Movil SAB de CV ADR 184,169
6,759 Cemex SAB de CV ADR 77,323
27,300 Fibra Uno Administracion SA de CV 44,599
17,210 Grupo Financiero Banorte SAB de
CV ADR 190,565
25,700 Grupo Mexico SAB de CV 274,895
3,900 Industrias Penoles SAB de CV
a
173,854
19,100 Megacable Holdings SAB de CV 66,136
Total 1,011,541
Netherlands  <0.1%
1,458 NEPI Rockcastle NV 11,699
Total 11,699
Philippines  0.2%
16,610 International Container Terminal
Services, Inc. 188,313
Total 188,313
Poland  0.9%
4,270 Bank Millennium SA
a
18,925
3,035 Bank Polska Kasa Opieki SA 179,836
7,780 Orlen SA 281,903
5,424 Powszechna Kasa Oszczednosci
Bank Polski SA 128,299
507 Santander Bank Polska SA 80,386
15,387 Tauron Polska Energia SA 42,684
Total 732,033
Qatar  0.5%
130,057 Baladna
a
43,226
40,930 Commercial Bank PSQC 47,956
63,502 Doha Bank QPSC
a
56,508
7,547 Qatar Islamic Bank QPSC 47,161
43,200 Qatar National Bank QPSC 202,178
Total 397,029
Russian Federation  <–%
22,154 LUKOIL PJSC
a,c,d
0
78,093 NovaTek PJSC
a,c,d
0
136,926 Sberbank of Russia PJSC
a,c,d
0
Total 0
Saudi Arabia  2.4%
3,587 Al Babtain Power &
Telecommunication Company 63,523
14,966 Al Rajhi Bank 426,631
2,009 Alinma Bank 15,557
18,488 Arab National Bank 106,154
15,436 Arabian Centres Company
b
70,231
21,948 Banque Saudi Fransi 117,082
12,411 Riyad Bank 98,312
801 SABIC Agri-Nutrients Company 30,761
2,397 Saudi Arabian Mining Company
a
41,428
Shares Common Stock  96.7% Value
Saudi Arabia  2.4%  - continued
48,974 Saudi Arabian Oil Company
b
$ 354,533
11,773 Saudi Awwal Bank 117,668
8,333 Saudi Energy Company 37,903
34,282 Saudi National Bank 387,004
33 Saudi Telecom Company 374
2,809 Theeb Rent A Car Company 22,153
Total 1,889,314
South Africa  2.8%
13,026 Absa Group, Ltd. 187,638
23,060 AECI, Ltd. 156,461
4,412 Coronation Fund Managers, Ltd. 11,597
24,729 DataTec, Ltd. 102,711
17,042 FirstRand, Ltd. 87,243
7,325 Gold Fields, Ltd. ADR 332,555
73,025 Growthpoint Properties, Ltd. 69,783
5,341 Harmony Gold Mining Company,
Ltd. ADR 82,091
2,833 Impala Platinum Holdings, Ltd. 40,291
10,223 Momentum Group, Ltd. 21,975
5,094 MTN Group, Ltd. 59,481
2,925 Naspers, Ltd. 151,301
2,423 Nedbank Group, Ltd. 38,198
93,931 Old Mutual, Ltd. 76,605
66,246 Redefine Properties, Ltd. 23,294
2,469 Sanlam, Ltd. 12,983
48,550 Sibanye Stillwater, Ltd. 149,023
18,353 Standard Bank Group, Ltd. 332,368
1,640 Valterra Platinum, Ltd. 137,855
66,162 Vukile Property Fund, Ltd. 87,248
Total 2,160,701
South Korea  14.8%
5,818 BNK Financial Group, Inc. 70,559
424 CJ Corporation 54,567
3,295 Green Cross Holdings Corporation 29,205
4,395 GS Holdings Corporation 189,954
4,468 Hana Financial Group, Inc. 325,703
2,264 Hanwha Corporation 168,637
1,321 HD Hyundai Company, Ltd. 221,545
770 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 178,461
266 Hyosung Corporation 23,337
738 Hyundai Department Store
Company, Ltd. 39,499
682 Hyundai Glovis Company, Ltd. 96,865
774 Hyundai Motor Company 238,439
10,251 iM Financial Group Company, Ltd. 115,404
1,256 Kakao Corporation 38,776
2,637 KB Financial Group, Inc. 258,876
2,162 Kia Corporation 213,456
575 Korea Electric Power Corporation 16,347
1,804 Korean Reinsurance Company 14,664
2,504 LG Corporation 141,585
7,612 LG Uplus Corporation 79,162
1,723 LX International Corporation 50,141
2,445 Mirae Asset Securities Company,
Ltd. 103,620
509 Misto Holdings Corporation 14,074
1,364 NAVER Corporation 185,706
442 POSCO Holdings, Inc. 99,522
165 Samsung Biologics Company,
Ltd.
a,b
169,103
1,412 Samsung C&T Corporation 247,464

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.7% Value
South Korea  14.8%  - continued
176 Samsung Electro-Mechanics
Company, Ltd. $ 50,426
37,386 Samsung Electronics Company,
Ltd. 4,372,719
2,966 SD Biosensor, Inc. 15,265
5,434 Shinhan Financial Group Company,
Ltd. 323,874
717 Shinsegae, Inc. 147,447
4,386 SK Hynix, Inc. 2,488,463
1,028 SK Square Company, Ltd.
a
338,472
1,103 SK, Inc. 226,770
6,857 Woori Financial Group, Inc. 150,318
16 Youngone Corporation 853
238 Youngone Holdings Company, Ltd. 35,594
Total 11,534,872
Switzerland  <0.1%
1,200 BeOne Medicines, Ltd.
a
26,919
Total 26,919
Taiwan  22.7%
6,000 Accton Technology Corporation 296,023
12,000 Arcadyan Technology Corporation 58,187
8,497 ASE Technology Holding Company,
Ltd. ADR 184,215
17,000 Asia Cement Corporation 18,588
2,000 Asia Vital Components Company,
Ltd. 132,099
186,000 Cathay Financial Holding
Company, Ltd. 415,865
2,000 Chroma ATE, Inc. 95,969
5,058 Chunghwa Telecom Company, Ltd.
ADR 213,650
18,000 Compeq Manufacturing Company,
Ltd. 144,605
479,000 CTBC Financial Holding Company,
Ltd. 778,432
16,000 Delta Electronics, Inc. 721,446
17,000 E.Sun Financial Holding Company,
Ltd. 16,883
1,000 Elite Material Company, Ltd. 85,346
51,000 Far Eastern New Century
Corporation 42,441
28,000 Far EasTone Telecommunications
Company, Ltd. 80,875
44,000 Feng Hsin Steel Company, Ltd. 84,504
53,000 First Financial Holding Company,
Ltd. 47,222
97,000 Fubon Financial Holding Company,
Ltd. 265,559
14,000 Hannstar Board Corporation 36,212
125,000 Hon Hai Precision Industry
Company, Ltd. 764,096
75,000 Hua Nan Financial Holdings
Company, Ltd. 78,625
49,000 KGI Financial Holding Company,
Ltd. 30,100
4,000 L&K Engineering Company, Ltd. 68,490
8,000 Lite-On Technology Corporation 36,610
2,000 Marketech International
Corporation 17,726
8,000 MediaTek, Inc. 383,721
25,000 Quanta Computer, Inc. 224,974
10,000 Simplo Technology Company, Ltd. 105,242
Shares Common Stock  96.7% Value
Taiwan  22.7%  - continued
180,000 SinoPac Financial Holdings
Company, Ltd. $ 174,763
5,185 Sunonwealth Electric Machine
Industry Company, Ltd. 20,571
60,000 Synnex Technology International
Corporation 144,513
182,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 10,554,743
21,704 Topco Scientific Company, Ltd. 211,844
7,000 Tripod Technology Corporation 76,461
43,000 Tung Ho Steel Enterprise
Corporation 91,845
2,000 United Integrated Services
Company, Ltd. 53,126
85,000 United Microelectronics
Corporation 152,371
43,000 Wah Lee Industrial Corporation 160,555
1,000 WinWay Technology Company, Ltd. 236,551
1,000 Wiwynn Corporation 107,606
17,000 WPG Holdings, Ltd. 47,605
12,000 WT Microelectronics Company, Ltd. 83,169
14,000 Yageo Corporation 110,634
5,000 Yankey Engineering Company, Ltd. 88,908
27,000 Yuanta Financial Holding Company,
Ltd. 38,382
Total 17,781,352
Thailand  3.0%
42,200 Advanced Info Service PCL NVDR 481,679
60,000 Central Pattana PCL NVDR 115,232
4,400 Delta Electronics Thailand PCL
NVDR 35,737
51,600 Kasikornbank PCL NVDR 301,051
123,100 Kiatnakin Phatra Bank PCL NVDR 285,038
385,600 Krung Thai Bank PCL NVDR 412,364
30,200 PTT Exploration and Production
PCL NVDR 145,504
55,300 PTT PCL NVDR 58,687
57,400 SCB X PCL NVDR 252,329
64,100 Thanachart Capital PCL NVDR 110,810
34,300 TISCO Financial Group PCL NVDR
c
117,849
721,800 TMBThanachart Bank PCL NVDR 50,739
Total 2,367,019
Turkey  0.4%
153,210 Anadolu Efes Biracilik ve Malt
Sanayii AS 58,068
224,269 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 96,900
31,931 Enerjisa Enerji AS
b
82,270
6,199 Migros Ticaret AS 84,280
19,443 Sok Marketler Ticaret AS
a
21,496
Total 343,014
United Arab Emirates  1.9%
14,103 Abu Dhabi Commercial Bank PJSC 48,150
4,044 Abu Dhabi Islamic Bank PJSC 23,266
21,234 Abu Dhabi National Oil Company
for Distribution PJSC 22,035
23,751 ADNOC Gas plc 20,946
9,490 Aldar Properties PJSC
a
20,512
136,178 Deyaar Development PJSC 29,857
56,539 Dubai Islamic Bank PJSC
a
114,686
43,710 Emaar Development PJSC 165,460
106,859 Emaar Properties PJSC 349,689

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.7% Value
United Arab Emirates  1.9%  - continued
34,067 Emirates NBD Bank PJSC $ 256,658
20,536 Emirates Telecommunications
Group Company PJSC 106,056
63,355 First Abu Dhabi Bank PJSC 300,608
30,698 Sharjah Islamic Bank 27,163
Total 1,485,086
United Kingdom  0.4%
3,321 AngloGold Ashanti plc 331,476
Total 331,476
United States  0.2%
324 Southern Copper Corporation 55,748
1,408 Yum China Holding, Inc. 68,682
Total 124,430
Total Common Stock
(cost $56,917,387) 75,644,513
Shares Preferred Stock 2.4%
Brazil  1.4%
1,109 Axia Energia, Class C ADR
a
12,110
15,200 Bradespar SA 67,903
61,600 Companhia de Saneamento do
Parana 100,846
24,300 Companhia de Saneamento do
Parana, Units 208,292
56,628 Itausa SA 152,179
56,600 Petroleo Brasileiro SA 530,832
Total 1,072,162
South Korea  1.0%
9,648 Samsung Electronics Company,
Ltd. 778,821
Total 778,821
Total Preferred Stock
(cost $1,219,400) 1,850,983
Shares or
Principal
Amount Short-Term Investments 0.4%
Federal Home Loan Bank Discount
Notes
100,000 3.610%,  6/10/2026
e,f
99,289
Federal National Mortgage
Association Discount Notes
100,000 3.595%,  6/1/2026
e,f
99,379
State Street Institutional U.S.
Government Money Market Fund
149,140 3.602%
e
149,140
Total Short-Term Investments
(cost $347,829) 347,808
Total Investments (cost
$58,484,616) 99.5% $77,843,304
Other Assets and Liabilities,
Net 0.5% 365,184
Total Net Assets 100.0% $78,208,488
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $2,862,202 or 3.7% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,039,915 955,294 5,084,621 –
Consumer Discretionary 5,455,104 466,500 4,988,604 –
Consumer Staples 827,201 – 827,201 –
Energy @ 4,411,025 414,357 3,996,668 0
Financials @ 19,334,369 1,773,478 17,443,042 117,849
Health Care 2,056,914 – 2,056,914 –
Industrials 4,584,254 51,685 4,532,569 –
Information Technology 23,711,241 441,419 23,269,822 –
Materials 6,493,997 953,517 5,540,480 –
Real Estate 1,365,920 – 1,365,920 –
Utilities 1,364,573 232,200 1,132,373 –
Preferred Stock
Energy 530,832 – 530,832 –
Financials 152,179 – 152,179 –
Information Technology 778,821 – 778,821 –
Materials 67,903 – 67,903 –
Utilities 321,248 12,110 309,138 –
Short-Term Investments 347,808 149,140 198,668 –
Subtotal Investments in Securities $77,843,304 $5,449,700 $72,275,755 $117,849
Total Investments at Value $77,843,304
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 61,148 61,148 – –
Total Liability Derivatives $61,148 $61,148 $– $–
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling
$198,668 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 31 June 2026 $ 2,315,778 ( $ 61,148)
Total Futures Long Contracts $ 2,315,778 ( $ 61,148)
Total Futures Contracts $ 2,315,778 ($61,148)

ESG Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 93.3% Value
Communications Services  11.3%
10,801 Alphabet, Inc., Class A $ 3,105,936
9,031 Alphabet, Inc., Class C 2,590,633
443 Electronic Arts, Inc. 90,314
81 John Wiley and Sons, Inc. 3,086
1,784 Lumen Technologies, Inc.
a
12,399
287 New York Times Company 24,030
584 Omnicom Group, Inc. 43,981
54 Scholastic Corporation 2,109
7,824 Verizon Communications, Inc. 392,765
3,313 Walt Disney Company 319,307
4,364 Warner Brothers Discovery, Inc.
a
119,835
519 ZoomInfo Technologies, Inc.
a
3,104
Total 6,707,499
Consumer Discretionary  8.1%
404 Aptiv plc
a
28,054
490 Aramark 19,865
136 Autoliv, Inc. 14,302
50 AutoNation, Inc.
a
9,763
370 Best Buy Company, Inc. 23,754
60 Booking Holdings, Inc. 252,619
405 BorgWarner, Inc. 21,975
57 Buckle, Inc. 2,871
257 Callaway Golf Company
a
3,567
217 Capri Holdings, Ltd.
a
3,824
263 CarMax, Inc.
a
10,936
53 Choice Hotels International, Inc. 5,485
53 Columbia Sportswear Company 2,905
214 Darden Restaurants, Inc. 41,953
270 Deckers Outdoor Corporation
a
27,024
60 Domino's Pizza, Inc. 21,527
40 Ethan Allen Interiors, Inc. 890
783 GameStop Corporation
a
18,040
454 Gap, Inc. 10,987
303 Garmin, Ltd. 70,299
257 Genuine Parts Company 27,178
217 Harley-Davidson, Inc. 4,388
242 Hasbro, Inc. 22,651
431 Hilton Worldwide Holdings, Inc. 131,058
1,847 Home Depot, Inc. 607,460
215 Kohl's Corporation 2,773
81 La-Z-Boy, Inc. 2,603
478 LKQ Corporation 14,039
1,039 Lowe's Companies, Inc. 245,495
222 Lucid Group, Inc.
a,b
2,116
423 Marriott International, Inc./MD 138,351
597 Mattel, Inc.
a
8,674
1,322 McDonald's Corporation 410,864
134 Meritage Homes Corporation 8,287
100 Mohawk Industries, Inc.
a
9,846
725 Newell Brands, Inc. 2,487
2,207 NIKE, Inc. 116,574
62 Pool Corporation 12,544
89 PVH Corporation 6,209
1,454 Rivian Automotive, Inc.
a
21,883
481 Royal Caribbean Cruises, Ltd. 132,362
69 Signet Jewelers, Ltd. 5,840
2,107 Starbucks Corporation 188,766
5,245 Tesla, Inc.
a
1,949,829
988 Tractor Supply Company 44,756
82 Ulta Beauty, Inc.
a
42,862
344 Under Armour, Inc., Class A
a
2,033
251 Under Armour, Inc., Class C
a
1,453
70 Vail Resorts, Inc. 8,982
613 VF Corporation 10,415
Shares Common Stock  93.3% Value
Consumer Discretionary  8.1% - continued
117 Whirlpool Corporation
b
$ 6,309
222 Williams-Sonoma, Inc. 40,477
149 Wolverine World Wide, Inc. 2,432
Total 4,822,636
Consumer Staples  4.4%
883 Archer-Daniels-Midland Company 64,185
251 Bunge Global SA 31,927
359 Campbell's Company
b
7,995
446 Church & Dwight Company, Inc. 41,621
229 Clorox Company 23,731
7,582 Coca-Cola Company 576,611
1,425 Colgate-Palmolive Company 121,453
886 Conagra Brands, Inc. 13,928
300 Darling Ingredients, Inc.
a
18,555
456 Estee Lauder Companies, Inc. 32,727
990 General Mills, Inc. 36,848
550 Hormel Foods Corporation 12,458
120 Ingredion, Inc. 13,519
196 J.M. Smucker Company 18,902
2,384 Keurig Dr Pepper, Inc. 62,771
617 Kimberly-Clark Corporation 59,522
1,658 Kraft Heinz Company 37,289
1,116 Kroger Company 80,754
251 Lamb Weston Holdings, Inc. 10,607
464 McCormick & Company, Inc. 23,404
2,397 Mondelez International, Inc. 138,163
2,539 PepsiCo, Inc. 394,281
4,337 Procter & Gamble Company 626,436
888 Sysco Corporation 63,341
840 Target Corporation 101,808
103 United Natural Foods, Inc.
a
4,641
Total 2,617,477
Energy  1.6%
1,835 Baker Hughes Company 112,027
399 Cheniere Energy, Inc. 113,220
87 Core Laboratories, Inc. 1,461
1,562 Halliburton Company 60,902
295 HF Sinclair Corporation 18,405
558 Marathon Petroleum Corporation 136,253
677 NOV, Inc. 12,734
1,169 ONEOK, Inc. 105,666
748 Phillips 66 136,271
399 Targa Resources Corporation 100,041
751 TechnipFMC plc 51,917
566 Valero Energy Corporation 139,847
Total 988,744
Financials  10.5%
486 Allstate Corporation 100,767
499 Ally Financial, Inc. 19,576
1,023 American Express Company 309,437
172 Ameriprise Financial, Inc. 76,437
475 Arthur J. Gallagher & Company 102,875
73 Bank of Hawaii Corporation 5,420
1,277 Bank of New York Mellon
Corporation 151,491
274 BlackRock, Inc. 263,509
130 Cathay General Bancorp 6,482
194 Cboe Global Markets, Inc. 54,528
3,133 Charles Schwab Corporation 294,439
694 Chubb, Ltd. 226,195
800 Citizens Financial Group, Inc. 47,976
669 CME Group, Inc. 197,589

ESG Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.3% Value
Financials  10.5% - continued
532 Equitable Holdings, Inc. $ 19,743
70 FactSet Research Systems, Inc. 15,189
969 Fidelity National Information
Services, Inc. 45,456
535 Franklin Resources, Inc. 12,637
517 Hartford Insurance Group, Inc. 69,914
3,756 Huntington Bancshares, Inc./OH 58,781
1,058 Intercontinental Exchange, Inc. 166,402
100 International Bancshares
Corporation 6,729
637 Invesco, Ltd. 15,473
1,718 KeyCorp 34,446
302 Lincoln National Corporation 10,721
331 Loews Corporation 35,331
285 M&T Bank Corporation 58,915
70 MarketAxess Holdings, Inc. 11,549
912 Marsh & McLennan Companies,
Inc. 158,186
1,571 Mastercard, Inc. 784,966
298 Moody's Corporation 130,002
2,203 Morgan Stanley 362,548
852 Nasdaq, Inc. 72,326
355 Northern Trust Corporation 49,547
654 Old National Bancorp 14,453
1,650 PayPal Holdings, Inc. 74,630
724 PNC Financial Services Group,
Inc. 150,657
413 Principal Financial Group, Inc. 37,215
1,087 Progressive Corporation 215,487
656 Prudential Financial, Inc. 64,085
351 Raymond James Financial, Inc. 50,821
1,627 Regions Financial Corporation 42,497
575 S&P Global, Inc. 244,571
518 State Street Corporation 65,558
668 Synchrony Financial 45,437
409 T. Rowe Price Group, Inc. 36,867
414 Travelers Companies, Inc. 120,756
2,374 Truist Financial Corporation 109,133
3,129 Visa, Inc. 945,709
178 Voya Financial, Inc. 12,161
632 Western Union Company 5,517
178 Willis Towers Watson plc 51,745
280 Zions Bancorp NA 16,134
Total 6,279,015
Health Care  7.6%
3,278 AbbVie, Inc. 712,932
526 Agilent Technologies, Inc. 59,953
127 Align Technology, Inc.
a
21,772
999 Amgen, Inc. 351,498
531 Becton, Dickinson and Company 83,489
272 Biogen, Inc.
a
49,866
346 BioMarin Pharmaceutical, Inc.
a
19,545
288 Bio-Techne Corporation 15,051
3,778 Bristol-Myers Squibb Company 229,136
443 Cardinal Health, Inc. 93,610
341 Cencora, Inc. 107,122
918 Centene Corporation
a
30,055
495 Cigna Group 132,041
364 Cooper Companies, Inc.
a
26,026
1,180 Danaher Corporation 223,728
72 DaVita, Inc.
a
11,066
392 Dentsply Sirona, Inc. 4,547
723 Dexcom, Inc.
a
45,404
1,077 Edwards Lifesciences Corporation
a
86,246
Shares Common Stock  93.3% Value
Health Care  7.6% - continued
412 Elevance Health, Inc. $ 120,613
2,304 Gilead Sciences, Inc. 321,108
296 HCA Healthcare, Inc. 140,079
204 Henry Schein, Inc.
a
15,035
420 Hologic, Inc.
a
31,748
223 Humana, Inc. 38,666
148 IDEXX Laboratories, Inc.
a
83,160
285 Illumina, Inc.
a
35,129
310 Incyte Corporation
a
29,177
131 Insulet Corporation
a
27,489
315 IQVIA Holding, Inc.
a
53,720
101 Jazz Pharmaceuticals, Inc.
a
19,094
154 Labcorp Holdings, Inc. 41,089
4,606 Merck & Company, Inc. 554,056
38 Mettler-Toledo International, Inc.
a
47,926
143 Pediatrix Medical Group, Inc.
a
3,059
206 Quest Diagnostics, Inc. 40,372
270 ResMed, Inc. 60,610
210 Revvity, Inc. 18,398
199 Select Medical Holdings
Corporation 3,242
183 STERIS plc 40,467
296 Teladoc Health, Inc.
a
1,613
289 Veeva Systems, Inc.
a
50,766
471 Vertex Pharmaceuticals, Inc.
a
210,320
183 Waters Corporation
a
54,497
134 West Pharmaceutical Services,
Inc. 33,586
368 Zimmer Biomet Holdings, Inc. 33,275
818 Zoetis, Inc. 96,696
Total 4,508,077
Industrials  8.4%
988 3M Company 143,487
218 A.O. Smith Corporation 14,375
57 Acuity, Inc. 15,973
117 AGCO Corporation 13,557
198 Air Lease Corporation 12,858
161 Allegion plc 23,392
72 Applied Industrial Technologies,
Inc. 19,103
47 ArcBest Corporation 4,623
753 Automatic Data Processing, Inc. 152,995
33 Avis Budget Group, Inc.
a
4,813
139 Axon Enterprise, Inc.
a
59,032
217 Broadridge Financial Solutions,
Inc. 35,258
205 Builders FirstSource, Inc.
a
16,878
217 C.H. Robinson Worldwide, Inc. 36,037
1,407 Carrier Global Corporation 79,228
869 Caterpillar, Inc. 615,652
1,610 CNH Industrial NV 17,710
1,698 Copart, Inc.
a
56,374
3,459 CSX Corporation 141,992
255 Cummins, Inc. 137,195
477 Deere & Company 268,694
303 Delta Air Lines, Inc. 20,143
76 Deluxe Corporation 2,093
254 Dover Corporation 52,946
722 Eaton Corporation plc 258,238
83 EMCOR Group, Inc. 61,280
249 Expeditors International of
Washington, Inc. 35,664
97 Exponent, Inc. 6,329
2,120 Fastenal Company 98,368

ESG Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.3% Value
Industrials  8.4% - continued
364 Ferguson Enterprises, Inc. $ 84,907
240 Flowserve Corporation 17,642
630 Fortive Corporation 34,826
223 Fortune Brands Innovations, Inc. 8,690
312 Graco, Inc. 26,411
85 Granite Construction, Inc. 10,190
126 HNI Corporation 4,207
99 Hubbell, Inc. 48,583
36 ICF International, Inc. 2,350
140 IDEX Corporation 26,537
511 Illinois Tool Works, Inc. 133,008
738 Ingersoll Rand, Inc. 59,129
107 Interface, Inc. 2,666
222 Jacobs Solutions, Inc. 28,256
141 JB Hunt Transport Services, Inc. 29,878
1,136 Johnson Controls International plc 148,759
297 Knight-Swift Transportation
Holdings, Inc. 17,101
59 Lennox International, Inc. 27,384
102 Lincoln Electric Holdings, Inc. 25,406
95 ManpowerGroup, Inc. 2,799
392 Masco Corporation 23,665
89 Middleby Corporation
a
11,800
416 Norfolk Southern Corporation 119,392
155 Owens Corning, Inc. 16,774
971 PACCAR, Inc. 112,150
234 Parker-Hannifin Corporation 209,486
600 Paychex, Inc. 55,272
95 Paycom Software, Inc. 11,546
307 Pentair plc 26,743
276 Quanta Services, Inc. 151,529
192 Robert Half, Inc. 4,877
210 Rockwell Automation, Inc. 75,365
77 Ryder System, Inc. 15,763
271 Sensata Technologies Holding plc 9,545
98 Snap-On, Inc. 35,596
282 Stanley Black & Decker, Inc. 20,039
33 Tennant Company 2,191
471 Tetra Tech, Inc. 14,187
121 Timken Company 12,169
413 Trane Technologies plc 172,114
359 TransUnion 24,839
196 U-Haul Holding Company 8,755
1,101 Union Pacific Corporation 267,125
1,371 United Parcel Service, Inc. 134,879
118 United Rentals, Inc. 85,970
455 Veralto Corporation 40,231
84 W.W. Grainger, Inc. 91,628
318 Wabtec Corporation 79,471
452 Xylem, Inc. 54,014
Total 5,030,131
Information Technology  35.2%
1,142 Accenture plc 226,447
777 Adobe, Inc.
a
188,873
3,021 Advanced Micro Devices, Inc.
a
614,562
270 Akamai Technologies, Inc.
a
31,009
909 Analog Devices, Inc. 289,189
1,472 Applied Materials, Inc. 503,115
89 ASGN, Inc.
a
3,445
309 Atlassian Corporation
a
21,089
393 Autodesk, Inc.
a
94,084
506 Cadence Design Systems, Inc.
a
140,602
7,336 Cisco Systems, Inc. 569,200
311 Cognex Corporation 15,236
Shares Common Stock  93.3% Value
Information Technology  35.2% - continued
896 Cognizant Technology Solutions
Corporation $ 54,970
1,509 Corning, Inc. 205,179
589 Dell Technologies, Inc. 96,673
373 DocuSign, Inc.
a
17,684
554 Dynatrace Holdings, LLC
a
20,487
107 F5, Inc.
a
30,958
44 Fair Isaac Corporation
a
46,972
187 First Solar, Inc.
a
36,888
691 Flex, Ltd.
a
45,233
1,173 Fortinet, Inc.
a
95,858
134 Gartner, Inc.
a
21,218
969 Gen Digital, Inc. 18,246
157 Guidewire Software, Inc.
a
23,481
2,477 Hewlett Packard Enterprise
Company 58,977
1,735 HP, Inc. 33,329
92 HubSpot, Inc.
a
22,457
8,386 Intel Corporation
a
370,074
1,735 International Business Machines
Corporation 420,547
517 Intuit, Inc. 223,540
82 Itron, Inc.
a
7,350
319 Keysight Technologies, Inc.
a
90,076
2,331 Lam Research Corporation 498,041
1,574 Marvell Technology, Inc. 155,905
998 Microchip Technology, Inc. 64,481
13,103 Microsoft Corporation 4,850,338
151 MongoDB, Inc.
a
36,960
309 Motorola Solutions, Inc. 134,097
372 NetApp, Inc. 38,089
474 Nutanix, Inc.
a
18,017
45,098 NVIDIA Corporation 7,865,091
467 NXP Semiconductors NV 91,934
310 Okta, Inc.
a
24,400
747 ON Semiconductor Corporation
a
46,254
3,199 Oracle Corporation 470,605
1,500 Palo Alto Networks, Inc.
a
240,480
222 PTC, Inc.
a
31,633
143 RingCentral, Inc. 5,318
199 Roper Industries, Inc. 70,418
1,739 Salesforce, Inc. 324,619
404 Seagate Technology Holdings plc 158,271
1,930 ServiceNow, Inc.
a
201,782
284 Skyworks Solutions, Inc. 15,208
355 Synopsys, Inc.
a
140,750
546 TE Connectivity plc 114,125
160 Teradata Corporation
a
4,101
1,686 Texas Instruments, Inc. 327,320
442 Trimble, Inc.
a
28,832
283 Twilio, Inc.
a
35,607
80 Tyler Technologies, Inc.
a
27,390
155 VeriSign, Inc. 38,496
635 Western Digital Corporation 171,761
395 Workday, Inc.
a
51,318
95 Zebra Technologies Corporation
a
19,863
191 Zscaler, Inc.
a
26,795
Total 20,965,347
Materials  2.6%
413 Air Products and Chemicals, Inc. 119,972
216 Albemarle Corporation 38,778
145 Avery Dennison Corporation 25,039
396 Axalta Coating Systems, Ltd.
a
10,969
480 Ball Corporation 28,373

ESG Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.3% Value
Materials  2.6% - continued
63 Compass Minerals International,
Inc.
a
$ 1,471
1,248 CRH plc 131,190
474 Ecolab, Inc. 126,093
98 H.B. Fuller Company 6,045
470 International Flavors & Fragrances,
Inc. 34,098
921 International Paper Company 32,880
867 Linde plc 429,824
480 LyondellBasell Industries NV 38,669
112 Martin Marietta Materials, Inc. 65,932
63 Minerals Technologies, Inc. 4,468
594 Mosaic Company 15,147
2,025 Newmont Corporation 219,206
420 PPG Industries, Inc. 44,890
267 Sealed Air Corporation 11,227
437 Sherwin-Williams Company 140,080
184 Sonoco Products Company 9,953
Total 1,534,304
Real Estate  2.6%
866 American Tower Corporation 149,454
262 AvalonBay Communities, Inc. 42,798
273 BXP, Inc. 14,169
555 CBRE Group, Inc.
a
75,180
206 COPT Defense Properties 6,304
806 Crown Castle, Inc. 65,536
637 Digital Realty Trust, Inc. 114,794
182 Equinix, Inc. 178,404
669 Equity Residential 39,571
151 Federal Realty Investment Trust 16,038
1,308 Healthpeak Properties, Inc. 21,490
1,306 Host Hotels & Resorts, Inc. 25,023
549 Iron Mountain, Inc. 56,075
88 Jones Lang LaSalle, Inc.
a
26,780
460 Macerich Company 8,694
1,721 Prologis, Inc. 227,482
199 SBA Communications Corporation 34,250
604 Simon Property Group, Inc. 112,664
872 Ventas, Inc. 71,312
1,274 Welltower, Inc. 251,882
Total 1,537,900
Utilities  1.0%
359 American Water Works Company,
Inc. 48,856
298 Atmos Energy Corporation 55,047
149 Avista Corporation 5,981
565 CMS Energy Corporation 43,833
666 Consolidated Edison, Inc. 75,378
520 Essential Utilities, Inc. 20,940
689 Eversource Energy 47,734
1,868 Exelon Corporation 91,569
176 New Jersey Resources
Corporation 9,666
886 NiSource, Inc. 41,341
205 Oklo, Inc.
a
10,166
107 Ormat Technologies, Inc. 11,975
1,206 Sempra 117,187
388 UGI Corporation 14,131
Total 593,804
Total Common Stock
(cost $35,418,692) 55,584,934
Shares
Registered Investment
Companies   5.5% Value
U.S. Unaffiliated   5.5%
27,183 iShares ESG MSCI KLD 400 ETF $ 3,294,308
Total 3,294,308
Total Registered Investment
Companies (cost $2,359,264) 3,294,308
Shares
Collateral Held for Securities
Loaned < .01% Value
14,115 Thrivent Cash Management Trust 14,115
Total Collateral Held for
Securities Loaned
(cost $14,115) 14,115
Shares or
Principal
Amount Short-Term Investments 1.0% Value
Federal National Mortgage
Association Discount Notes
100,000 3.595%, 6/1/2026
c,d
99,379
State Street Institutional U.S.
Government Money Market
Fund
459,332 3.602%
c
459,332
Total Short-Term Investments
(cost $558,723) 558,711
Total Investments (cost
$38,350,794) 99.8% $59,452,068
Other Assets and Liabilities, Net
0.2% 110,128
Total Net Assets 100.0% $59,562,196
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
March 31, 2026:
Securities Lending Transactions
Common Stock $ 14,170
Total lending $14,170
Gross amount payable upon return of
collateral for securities loaned $14,115
Net amounts due from counterparty $(55)
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's

ESG Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,707,499 6,707,499 – –
Consumer Discretionary 4,822,636 4,822,636 – –
Consumer Staples 2,617,477 2,617,477 – –
Energy 988,744 988,744 – –
Financials 6,279,015 6,279,015 – –
Health Care 4,508,077 4,508,077 – –
Industrials 5,030,131 5,030,131 – –
Information Technology 20,965,347 20,965,347 – –
Materials 1,534,304 1,534,304 – –
Real Estate 1,537,900 1,537,900 – –
Utilities 593,804 593,804 – –
Registered Investment Companies
U.S. Unaffiliated 3,294,308 3,294,308 – –
Short-Term Investments 558,711 459,332 99,379 –
Subtotal Investments in Securities $59,437,953 $59,338,574 $99,379 $–
Other Investments  * Total
Collateral Held for Securities Loaned 14,115
Subtotal Other Investments $14,115
Total Investments at Value $59,452,068
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 10,458 10,458 – –
Total Liability Derivatives $10,458 $10,458 $– $–

ESG Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $99,379 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 June 2026 $ 601,826 ( $ 10,458)
Total Futures Long Contracts $ 601,826 ( $ 10,458)
Total Futures Contracts $ 601,826 ($10,458)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $4 $188 $178 $14 14 <0.1
Total Collateral Held for Securities Loaned 4 14 <0.1
Total Value $4 $14
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 79.0% Value
Communications Services  6.0%
59,656 Alphabet, Inc., Class A $ 17,154,679
82,242 Alphabet, Inc., Class C 23,591,940
281,564 Bezeq Israel Telecommunication
Corporation, Ltd. 673,620
149 Cable One, Inc.
a
13,590
556 CarGurus, Inc.
a
18,932
121,545 Comcast Corporation 3,489,557
193,992 Deutsche Telekom AG 7,240,450
309 Fox Corporation, Class B 16,408
5,591 Imax Corporation
a
212,514
7,698 Ipsos SA 304,074
735 Iridium Communications, Inc. 20,389
212,500 KDDI Corporation 3,618,180
108,264 Koninklijke (Royal) KPN NV 603,426
5,801 Liberty Global, Ltd., Class A
a
70,134
583 Liberty Media Corporation-Liberty
Formula One
a
49,567
7,300 LY Corporation 17,601
66 Madison Square Garden Sports
Corporation
a
21,212
37,401 Meta Platforms, Inc. 21,398,234
44,820 MONY Group plc 89,680
109,607 Netflix, Inc.
a
10,538,713
3,721 New York Times Company 311,559
7,769 News Corporation, Class A 193,681
2,550,100 NTT, Inc. 2,551,290
446 Omnicom Group, Inc. 33,588
1,618 Reddit, Inc.
a
217,864
361 Roku, Inc.
a
34,158
832,600 SoftBank Corporation 1,114,122
84,700 SoftBank Group Corporation 2,062,424
574 Spotify Technology SA
a
278,338
495 Take-Two Interactive Software,
Inc.
a
97,763
78,307 Telia Company AB 401,188
840,569 Telstra Corporation, Ltd. 3,103,053
925 Trade Desk, Inc.
a
20,988
43,700 TV Asahi Holdings Corporation 965,201
124,473 Universal Music Group NV 2,416,135
1,275,560 Vodafone Group plc 1,923,982
152,763 Warner Brothers Discovery, Inc.
a
4,194,872
165,239 Warner Music Group Corporation 4,220,204
Total 113,283,310
Consumer Discretionary  6.6%
1,248 Adient plc
a
25,222
19,859 ADT, Inc. 130,474
6,300 Aisin Corporation 88,755
158,867 Amazon.com, Inc.
a
33,087,230
2,210 American Eagle Outfitters, Inc. 36,907
37,236 Aptiv plc
a
2,585,668
1,305 Aramark 52,905
5,000 Asics Corporation 134,426
40 AutoNation, Inc.
a
7,810
4,811 Avolta AG 288,450
12,200 Bandai Namco Holdings, Inc. 300,979
2,225 Berkeley Group Holdings plc
a
101,924
464 Booking Holdings, Inc. 1,953,588
824 Boot Barn Holdings, Inc.
a
120,601
7,154 BorgWarner, Inc. 388,176
66,100 Bridgestone Corporation 1,377,410
54 Bright Horizons Family Solutions,
Inc.
a
4,435
237 Brunswick Corporation 17,244
1,286 Buckle, Inc. 64,763
Shares Common Stock  79.0% Value
Consumer Discretionary  6.6% - continued
1,191 CarMax, Inc.
a
$ 49,522
3,446 Carnival Corporation 89,182
23 Cavco Industries, Inc.
a
11,139
2,137 Chewy, Inc.
a
57,699
1,338 Chipotle Mexican Grill, Inc.
a
42,829
1,578 Churchill Downs, Inc. 141,752
92 Citi Trends, Inc.
a
3,985
22,013 Compass Group plc 614,179
25,508 D.R. Horton, Inc. 3,500,208
2,840 Dana, Inc. 95,566
597 Deckers Outdoor Corporation
a
59,754
17,100 Denso Corporation 214,401
173 Domino's Pizza, Inc. 62,071
2,460 DoorDash, Inc.
a
369,369
1,015 eBay, Inc. 92,385
493 Etsy, Inc.
a
24,640
4,000 Fast Retailing Company, Ltd. 1,580,426
732 Five Below, Inc.
a
167,247
16,566 Ford Motor Company 191,172
1,219 Fox Factory Holding Corporation
a
20,065
516 Frontdoor, Inc.
a
27,276
1,920 Games Workshop Group plc 453,879
999 Gap, Inc. 24,176
1,473 Garmin, Ltd. 341,751
876 General Motors Company 65,262
2,378 Gentex Corporation 51,959
124 GigaCloud Technology, Inc.
a
5,627
4,468 Gildan Activewear, Inc.
b
248,644
3,728 Goodyear Tire & Rubber
Company
a
24,717
78 Graham Holdings Company 82,466
455 Grand Canyon Education, Inc.
a
77,364
10,200 Haseko Corporation 188,434
16,000 Heiwa Corporation 189,145
2,788 Helen of Troy, Ltd.
a
40,203
16,715 Hilton Worldwide Holdings, Inc. 5,082,697
19,898 Home Depot, Inc. 6,544,253
262,200 Honda Motor Company, Ltd. 2,122,135
555 Installed Building Products, Inc. 147,158
28,500 Isuzu Motors, Ltd. 410,422
2,237 JB Hi-Fi, Ltd. 113,190
20,600 JTEKT Corporation 221,001
206,739 Kingfisher plc 786,087
2,141 Laureate Education, Inc.
a
74,592
496 Lear Corporation 60,056
17,487 Levi Strauss & Company 323,335
5,297 Life Time Group Holdings, Inc.
a
142,701
127 Lithia Motors, Inc. 31,714
32,447 Lottomatica Group SPA 936,907
28,778 Lowe's Companies, Inc. 6,799,666
333 Lululemon Athletica, Inc.
a
50,982
3,742 LVMH Moet Hennessy Louis
Vuitton SE 2,045,573
98 M/I Homes, Inc.
a
12,000
1,677 Macy's, Inc. 30,337
6,409 Mattel, Inc.
a
93,123
28,761 Mercedes-Benz Group AG 1,767,743
2,279 Mohawk Industries, Inc.
a
224,390
146 Murphy USA, Inc. 72,120
20,352 Next plc 3,438,426
20 NVR, Inc.
a
131,797
1,486 Ollie's Bargain Outlet Holdings,
Inc.
a
136,771
4,354 O'Reilly Automotive, Inc.
a
401,918
34,564 Pirelli & C. SPA
c
239,165

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.0% Value
Consumer Discretionary  6.6% - continued
71,312 Prosus NV $ 3,301,446
79,300 Rakuten Group, Inc.
a
370,692
644 Ralph Lauren Corporation 221,530
201 Red Rock Resorts, Inc. 10,725
3,764 Ross Stores, Inc. 815,395
58,000 Sekisui House, Ltd. 1,299,610
584 Service Corporation International/
US 48,186
5,423 SharkNinja, Inc.
a
574,296
12,478 Six Flags Entertainment
Corporation
a
221,484
3,674 Sonos, Inc.
a
49,232
210,100 Sony Group Corporation 4,379,059
155,344 Sony Group Corporation ADR
b
3,215,621
348 Strategic Education, Inc. 28,870
25,400 Subaru Corporation 409,229
25,800 Sumitomo Electric Industries, Ltd. 1,465,958
1,175 Tapestry, Inc. 165,804
647 Taylor Morrison Home Corporation
a
37,681
34,306 Tesla, Inc.
a
12,753,255
3,821 Texas Roadhouse, Inc. 631,000
717 Toll Brothers, Inc. 97,849
1,011 TopBuild Corporation
a
355,164
168,600 Toyota Motor Corporation 3,504,747
260 Ulta Beauty, Inc.
a
135,905
3,549 Universal Technical Institute, Inc.
a
128,119
135 Urban Outfitters, Inc.
a
8,552
6,044 Viking Holdings, Ltd.
a
444,113
222 Visteon Corporation 20,226
277 Wayfair, Inc.
a
20,833
1,608 Wingstop, Inc. 249,192
141 Winmark Corporation 60,285
60,513 Wyndham Hotels & Resorts, Inc. 4,915,471
4,369 Wynn Resorts, Ltd. 443,672
6,746 Yum China Holding, Inc. 329,070
48 Yum! Brands, Inc. 7,463
Total 123,135,454
Consumer Staples  3.4%
33,000 Aeon Company, Ltd. 394,546
3,100 Ain Holdings, Inc. 111,123
60,945 Anheuser-Busch InBev SA/NV 4,216,567
10,300 Arcs Company, Ltd. 245,323
883 BellRing Brands, Inc.
a
14,207
442 BJ's Wholesale Club Holdings,
Inc.
a
43,502
6,600 British American Tobacco plc 383,186
325 Campbell's Company
b
7,238
878 Casey's General Stores, Inc. 639,061
3,274 Central Garden & Pet Company,
Class A
a
106,143
2,558 Chefs' Warehouse, Inc.
a
152,073
1,139 Church & Dwight Company, Inc. 106,291
8,439 Conagra Brands, Inc. 132,661
1,607 Cranswick plc 111,243
3,427 Darling Ingredients, Inc.
a
211,960
346 Dollar General Corporation 41,081
254 Dollar Tree, Inc.
a
27,816
1,341 Edgewell Personal Care Company 28,617
2,384 Estee Lauder Companies, Inc. 171,100
5,724 Heineken Holding NV 407,358
105 Hershey Company 21,828
159,035 Imperial Brands plc 6,448,482
64 Ingles Markets, Inc. 5,753
381 Ingredion, Inc. 42,923
Shares Common Stock  79.0% Value
Consumer Staples  3.4% - continued
2,679 J & J Snack Foods Corporation $ 212,364
1,086 J.M. Smucker Company 104,734
10,800 Japan Tobacco, Inc. 414,330
189,191 Keurig Dr Pepper, Inc. 4,981,399
157,393 Koninklijke Ahold Delhaize NV 7,329,701
830 Maplebear, Inc.
a
31,092
116 Marzetti Company 16,046
1,532 McCormick & Company, Inc. 77,274
528 Molson Coors Beverage Company 22,736
4,041 Mondelez International, Inc. 232,923
30,836 Nestle SA 3,024,736
23,730 PepsiCo, Inc. 3,685,032
347 Primo Brands Corporation 6,534
6,097 Reckitt Benckiser Group plc 409,962
7 Seaboard Corporation 39,578
1,047 Simply Good Foods Company
a
15,024
696 Smithfield Foods, Inc. 19,467
388 Sprouts Farmers Markets, Inc.
a
29,926
82,353 Sysco Corporation 5,874,240
721,903 Tesco plc 4,537,154
6,527 Turning Point Brands, Inc. 566,478
2,546 Tyson Foods, Inc. 163,122
120,708 Unilever plc ADR 6,876,735
384 Universal Corporation 20,237
345 US Foods Holding Corporation
a
31,812
1,712 Vita Coco Company, Inc.
a
82,022
60,482 Walmart, Inc. 7,516,703
2,327,500 WH Group, Ltd.
c
3,059,352
Total 63,450,795
Energy  4.2%
3,122 Amplify Energy Corporation
a
19,481
10,373 Antero Midstream Corporation 236,504
3,459 Antero Resources Corporation
a
146,800
1,181 Archrock, Inc. 41,099
283 Baker Hughes Company 17,277
423,761 BP plc 3,316,673
98 California Resources Corporation 6,784
1,808 Cheniere Energy, Inc. 513,038
1,140 Chord Energy Corporation 162,085
735 CNX Resources Corporation
a
28,334
73,527 ConocoPhillips 9,705,564
24,300 Cosmo Energy Holdings
Company, Ltd. 687,440
8,856 Coterra Energy, Inc. 311,200
98,104 Devon Energy Corporation 4,936,593
7,541 DHT Holdings, Inc. 137,774
2,307 Diamondback Energy, Inc. 456,301
5,179 Dorian LPG, Ltd. 177,122
1,003 DT Midstream, Inc. 135,074
40,400 Eneos Holdings, Inc. 364,009
106,672 Eni SPA 3,033,104
207,979 Enterprise Products Partners, LP 7,869,925
1,392 EQT Corporation 88,587
3,095 Expand Energy Corporation 339,769
94,762 Exxon Mobil Corporation 16,077,321
25,131 Galp Energia SGPS SA 602,584
392 Gulfport Energy Corporation
a
82,935
142,935 Halliburton Company 5,573,036
323 Hess Midstream, LP 12,555
877 HF Sinclair Corporation 54,716
28,400 Inpex Corporation 840,058
8,843 Kinder Morgan, Inc. 296,506
816 Kodiak Gas Services, Inc. 47,589
12,733 Koninklijke Vopak NV 689,179

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.0% Value
Energy  4.2% - continued
19,154 Marathon Petroleum Corporation $ 4,677,024
2,006 Matador Resources Company 126,739
4,155 Noble Corporation plc 203,886
732 NOV, Inc. 13,769
727 Occidental Petroleum Corporation 47,255
174 Oceaneering International, Inc.
a
6,172
1,984 ONEOK, Inc. 179,334
2,062 Ovintiv, Inc. 122,400
11,991 Patterson-UTI Energy, Inc. 129,862
11,828 Permian Resources Corporation 252,173
1,382 Phillips 66 251,773
1,777 Range Resources Corporation 80,285
13,083 Repsol SA 368,268
46,533 SBM Offshore NV 1,855,643
401 Scorpio Tankers, Inc. 29,939
216,022 Shell plc 10,005,005
2,061 SM Energy Company 64,262
1,134 Talos Energy, Inc.
a
17,872
129 Targa Resources Corporation 32,344
9,581 TechnipFMC plc 662,335
158 Teekay Tankers, Ltd. 11,585
26,375 TotalEnergies SE 2,420,554
23,514 Transocean, Ltd.
a
155,898
277 Valero Energy Corporation 68,441
609 Viper Energy, Inc. 28,617
923 Williams Companies, Inc. 67,176
Total 78,885,627
Financials  14.8%
30,609 AB Industrivarden, Class A 1,524,517
290 ACNB Corporation 13,882
745 Affiliated Managers Group, Inc. 206,142
829 Affirm Holdings, Inc.
a
37,985
10,722 Ageas SA NV 789,282
16,166 AGNC Investment Corporation 162,145
23,964 Allianz SE 10,120,492
14,971 Allstate Corporation 3,104,087
5,051 Ally Financial, Inc. 198,151
15,811 American Express Company 4,782,511
479 American Financial Group, Inc. 61,173
52,029 American International Group, Inc. 3,915,182
1,304 Ameriprise Financial, Inc. 579,498
208 Ameris Bancorp 16,222
59,340 ANZ Group Holdings, Ltd. 1,492,120
5,646 Arch Capital Group, Ltd.
a
541,960
704 Arrow Financial Corporation 23,633
1,301 Artisan Partners Asset
Management, Inc. 47,343
3,391 Associated Banc-Corp 87,691
527 Assurant, Inc. 114,786
728 Assured Guaranty, Ltd. 59,317
401 Atlantic Union Bankshares
Corporation 14,332
161,706 AXA SA 7,430,679
701 Axis Capital Holdings, Ltd. 71,088
4,267 Banc of California, Inc. 75,014
172,717 Banco Bilbao Vizcaya Argentaria
SA 3,730,631
85,629 Banco Comercial Portugues SA 83,400
1,190,091 Banco de Sabadell SA 4,263,279
598,641 Banco Santander SA 6,711,228
52,777 Bank Hapoalim BM 1,239,468
20,679 Bank Leumi Le-Israel BM 462,441
229,054 Bank of America Corporation 11,166,383
27,459 Bank of Ireland Group plc 498,198
Shares Common Stock  79.0% Value
Financials  14.8% - continued
849 Bank of Marin Bancorp $ 21,760
52,623 Bank of New York Mellon
Corporation 6,242,667
333 Bank OZK 15,281
46 BankUnited, Inc. 2,077
489 Bankwell Financial Group, Inc. 23,726
379 Banner Corporation 22,998
656 Bar Harbor Bankshares 21,287
992,647 Barclays plc 5,194,970
1,179 Beacon Financial Corporation 35,370
1,276 BGC Group, Inc. 12,479
371 Block, Inc.
a
22,327
2,609 Blue Owl Capital, Inc. 23,820
79,584 BNP Paribas SA 7,581,497
169 Bread Financial Holdings, Inc. 12,656
263 Bridgewater Bancshares, Inc.
a
4,655
210 Burke & Herbert Financial Services
Corporation 13,081
2,069 Byline Bancorp, Inc. 65,318
170 C&F Financial Corporation 12,400
85 Camden National Corporation 4,033
46,241 Capital One Financial Corporation 8,435,746
4,311 Capitol Federal Financial, Inc. 30,737
5,205 Carlyle Group, Inc. 251,870
67 Cathay General Bancorp 3,341
1,856 Central Pacific Financial
Corporation 59,318
84,717 Charles Schwab Corporation 7,961,704
734 ChoiceOne Financial Services, Inc. 20,640
13,593 Chubb, Ltd. 4,430,367
33 Cincinnati Financial Corporation 5,193
778 Citizens Financial Group, Inc. 46,657
122 Citizens Financial Services, Inc. 7,460
1,034 Civista Bancshares, Inc. 23,565
48 CNA Financial Corporation 2,204
690 CNB Financial Corporation 19,982
2,939 CNO Financial Group, Inc. 120,675
120 Coinbase Global, Inc.
a
20,953
4,473 Columbia Banking System, Inc. 122,694
529 Commerce Bancshares, Inc. 26,027
38,575 Commonwealth Bank of Australia 4,517,397
21 Community Financial System, Inc. 1,232
366 Community Trust Bancorp, Inc. 22,224
964 Community West Bancshares 22,461
2,530 ConnectOne Bancorp, Inc. 67,728
47 Corpay, Inc.
a
13,677
156,577 Credit Agricole SA 2,922,422
297 Cullen/Frost Bankers, Inc. 40,713
958 Customers Bancorp, Inc.
a
66,495
303,300 Dai-ichi Mutual Life Insurance
Company, Ltd. 2,797,031
216,200 Daiwa Securities Group, Inc. 2,048,579
8,670 Deutsche Bank AG 258,021
36,696 DNB Bank ASA 1,148,169
978 East West Bancorp, Inc. 104,411
500 Eastern Bankshares, Inc. 9,780
852 Enova International, Inc.
a
115,727
1,800 Essent Group, Ltd. 105,192
273 Euronet Worldwide, Inc.
a
18,119
447 Evercore, Inc. 133,434
62 Everest Group, Ltd. 20,265
402 F&G Annuities & Life, Inc. 10,179
3,086 F.N.B. Corporation 51,598
392 FactSet Research Systems, Inc. 85,060

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.0% Value
Financials  14.8% - continued
193 Farmers National Banc
Corporation $ 2,540
1,536 Federated Hermes, Inc. 87,107
1,917 Fidelity National Information
Services, Inc. 89,926
2,390 Fifth Third Bancorp 111,039
1,775 Financial Institutions, Inc. 56,285
1,577 First American Financial
Corporation 95,077
3,715 First Bancorp/Puerto Rico 79,352
1,497 First Bank/Hamilton, NJ 23,952
14 First Citizens BancShares, Inc./NC 26,385
248 First Financial Bankshares, Inc. 7,304
1,036 First Financial Corporation 65,475
100 First Hawaiian, Inc. 2,464
2,936 First Horizon Corporation 66,823
961 First Merchants Corporation 37,220
539 First Mid-Illinois Bancshares, Inc. 22,201
982 FirstCash Holdings, Inc. 184,616
681 Flagstar Bank NA 8,969
1,023 Flushing Financial Corporation 15,713
416 Flywire Corporation
a
4,842
1,790 Franklin Resources, Inc. 42,280
2,431 Fulton Financial Corporation 49,447
94,565 Generali 3,804,511
32,389 Genworth Financial, Inc.
a
262,999
376 Glacier Bancorp, Inc. 16,796
264 Global Life, Inc. 36,741
442 Global Payments, Inc. 29,747
1,080 Hamilton Lane, Inc. 107,352
265 Hancock Whitney Corporation 16,851
2,464 Hanmi Financial Corporation 64,951
144 Hanover Insurance Group, Inc. 24,962
9,352 Harel Insurance Investments &
Financial Services, Ltd. 521,521
1,431 Hartford Insurance Group, Inc. 193,514
426 HBT Financial, Inc. 11,383
733 Hilltop Holdings, Inc. 26,256
20,526 Hiscox, Ltd. 414,316
567 Home BancShares, Inc. 15,269
1,741 Horizon Bancorp, Inc. 28,848
802 Houlihan Lokey, Inc. 115,183
199,616 HSBC Holdings plc 3,278,192
4,788 Huntington Bancshares, Inc./OH 74,932
24,964 IG Group Holdings plc 475,373
27 Independent Bank Corporation/MA 2,031
762 Independent Bank Corporation/MI 25,375
369 Interactive Brokers Group, Inc. 24,749
24,792 Intercontinental Exchange, Inc. 3,899,286
11,740 Invesco, Ltd. 285,165
141,144 Investor AB, Class B 5,345,792
10 Jack Henry & Associates, Inc. 1,580
1,242 Jackson Financial, Inc. 131,304
42,200 Japan Exchange Group, Inc. 492,811
72,700 Japan Post Holdings Company,
Ltd. 839,428
945 Jefferies Financial Group, Inc. 39,000
54,504 JPMorgan Chase & Company 16,032,897
3,577 Kearny Financial Corporation/MD 27,006
2,777 Kemper Corporation 84,865
1,204 KeyCorp 24,140
712 Lazard, Inc. 30,246
1,060 LendingClub Corporation
a
15,179
976 Lincoln National Corporation 34,648
2,711,743 Lloyds TSB Group plc 3,361,008
Shares Common Stock  79.0% Value
Financials  14.8% - continued
203 Loews Corporation $ 21,668
3,096 M&T Bank Corporation 640,005
177,217 Mapfre SA 789,771
40 Markel Group, Inc.
a
76,563
359 MarketAxess Holdings, Inc. 59,228
8,287 Marsh & McLennan Companies,
Inc. 1,437,380
583 Mercantile Bank Corporation 29,442
281 Mercury General Corporation 24,770
118 Meridian Corporation 2,237
54,691 MetLife, Inc. 3,867,748
10,643 MGIC Investment Corporation 279,379
271,000 Mitsubishi UFJ Financial Group,
Inc. 4,589,096
42,500 Mizuho Financial Group, Inc. 1,720,560
68,102 Morgan Stanley 11,207,546
1,522 Morningstar, Inc. 257,294
51,500 MS and AD Insurance Group
Holdings, Inc. 1,343,922
5,520 Muenchener Rueckversicherungs-
Gesellschaft AG 3,486,125
6,699 Nasdaq, Inc. 568,678
60,035 National Australia Bank, Ltd. 1,736,553
350,062 NatWest Group plc 2,593,224
1,230 NBT Bancorp, Inc. 52,373
3,318 NMI Holdings, Inc.
a
124,458
27,079 NN Group NV 2,114,769
108,100 Nomura Holdings, Inc. 851,184
74,352 Nordea Bank Abp 1,280,285
981 Northeast Community Bancorp,
Inc. 23,348
1,274 Northern Trust Corporation 177,812
1,974 Northfield Bancorp, Inc. 26,728
1,304 Northpointe Bancshares, Inc. 22,507
860 Northrim BanCorp, Inc. 19,677
2,806 Northwest Bancshares, Inc. 35,608
796 OFG Bancorp 32,206
7,385 Old National Bancorp 163,209
4,767 Old Republic International
Corporation 190,203
976 Old Second Bancorp, Inc. 19,676
1,230 OneMain Holdings, Inc. 65,793
814 Orange County Bancorp, Inc. 26,032
44,600 ORIX Corporation 1,323,343
1,689 Orrstown Financial Services, Inc. 60,939
540 Palomar Holdings, Inc.
a
64,530
15,256 Paragon Banking Group plc 145,186
725 Parke Bancorp, Inc. 20,590
380 Paymentus Holdings, Inc.
a
9,652
1,063 PCB Bancorp 23,907
152 PennyMac Financial Services, Inc. 13,285
315 Peoples Financial Services
Corporation 16,799
437 Pinnacle Financial Partners, Inc. 37,643
452 Piper Sandler Companies 34,601
9,875 Plus500, Ltd. 534,825
1,113 Popular, Inc. 149,331
909 Principal Financial Group, Inc. 81,910
408 Prosperity Bancshares, Inc. 27,409
798 Provident Financial Services, Inc. 16,886
1,439 Prudential Financial, Inc. 140,576
226,877 QBE Insurance Group, Ltd. 3,347,970
2,638 Radian Group, Inc. 87,265
632 Raymond James Financial, Inc. 91,507
1,660 Regions Financial Corporation 43,359

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.0% Value
Financials  14.8% - continued
1,016 Reinsurance Group of America,
Inc. $ 207,427
508 RenaissanceRe Holdings, Ltd. 150,993
148 Renasant Corporation 5,347
583 RLI Corporation 33,254
46,533 Robinhood Markets, Inc.
a
3,224,737
1,109 Rocket Companies, Inc.
a
15,803
32,199 Sampo Oyj 342,474
4,622 SEI Investments Company 362,688
3,138 Selective Insurance Group, Inc. 236,574
99 ServisFirst Bancshares, Inc. 7,210
1,809 Shore Bancshares, Inc. 33,792
22,508 Simmons First National
Corporation 437,781
206,800 Singapore Exchange, Ltd. 3,154,762
91,700 Sompo Holdings, Inc. 3,569,720
1,076,200 Sony Financial Group, Inc.
b
985,858
622 South Plains Financial, Inc. 26,062
193 Southern Missouri Bancorp, Inc. 12,340
1,718 SouthState Bank Corporation 158,949
97,632 Standard Chartered plc 2,034,624
526 Starwood Property Trust, Inc. 9,058
1,489 State Street Corporation 188,448
774 StepStone Group, Inc. 36,935
3,067 Stifel Financial Corporation 226,713
2,162 Stock Yards Bancorp, Inc. 143,319
120 StoneX Group, Inc.
a
9,678
26,092 Storebrand ASA 470,955
55,700 Sumitomo Mitsui Financial Group,
Inc. 1,831,434
825 Talanx AG 102,372
1,989 Texas Capital Bancshares, Inc.
a
188,716
1,044 Third Coast Bancshares, Inc.
a
39,495
7,185 Toast, Inc.
a
190,474
101,100 Tokio Marine Holdings, Inc. 4,745,732
384 Tompkins Financial Corporation 30,275
1,161 Towne Bank/Portsmouth, VA 39,091
51,791 TP ICAP Group plc 187,684
569 TPG RE Finance Trust, Inc. 4,444
520 TPG, Inc. 21,065
1,228 Tradeweb Markets, Inc. 144,487
3,591 Triumph Financial, Inc.
a
214,239
8,873 U.S. Bancorp 461,485
132,960 UBS Group AG 5,184,562
770 UMB Financial Corporation 86,848
113,513 UniCredit SPA 8,143,894
116,317 Unipol Assicurazioni SPA 2,702,077
507 United Bankshares, Inc. 21,000
1,524 United Community Banks, Inc. 47,991
788 Unity Bancorp, Inc. 40,842
370 Univest Financial Corporation 12,676
2,359 Unum Group 172,278
1,840 Valley National Bancorp 22,595
842 Virtu Financial, Inc. 37,031
34,368 Visa, Inc. 10,387,384
1,468 Voya Financial, Inc. 100,294
16 Webster Financial Corporation 1,111
158,787 Wells Fargo & Company 12,641,033
953 Wendel SA 85,857
2,426 WesBanco, Inc. 83,673
1,086 Western Alliance Bancorp 76,943
4,564 Western Union Company 39,844
67,614 Westpac Banking Corporation 1,868,532
146 Willis Towers Watson plc 42,442
1,927 Wintrust Financial Corporation 267,737
Shares Common Stock  79.0% Value
Financials  14.8% - continued
2,226 WisdomTree, Inc. $ 32,411
90 WSFS Financial Corporation 5,891
2,373 Zions Bancorp NA 136,732
5,597 Zurich Insurance Group AG 3,956,063
Total 277,133,738
Health Care  8.1%
774 4D Molecular Therapeutics, Inc.
a
7,206
1,411 Adaptive Biotechnologies
Corporation
a
19,585
2,607 Agilent Technologies, Inc. 297,146
353 Agios Pharmaceuticals, Inc.
a
11,942
718 Align Technology, Inc.
a
123,087
898 Alnylam Pharmaceuticals, Inc.
a
297,121
13,697 Amgen, Inc. 4,819,289
480 Anika Therapeutics, Inc.
a
6,960
1,108 Arcus Biosciences, Inc.
a
23,933
437 Argenx SE ADR
a
319,119
228 Artivion, Inc.
a
8,349
12,800 Astellas Pharma, Inc. 208,663
36,320 AstraZeneca plc 7,101,968
164 Avanos Medical, Inc.
a
2,298
15,236 Avantor, Inc.
a
119,450
615 Azenta, Inc.
a
12,995
359 Biogen, Inc.
a
65,815
1,032 BioMarin Pharmaceutical, Inc.
a
58,298
1,463 Bio-Techne Corporation 76,456
1,123 BridgeBio Pharma, Inc.
a
83,394
3,860 BrightSpring Health Services, Inc.
a
164,475
42,663 Bristol-Myers Squibb Company 2,587,511
145 Bruker Corporation 5,237
468 Cardinal Health, Inc. 98,893
11,059 Cencora, Inc. 3,474,074
5,515 Centene Corporation
a
180,561
886 Charles River Laboratories
International, Inc.
a
152,835
27,300 Chugai Pharmaceutical Company,
Ltd. 1,505,554
25,289 Cigna Group 6,745,841
163,085 Convatec Group plc
c
470,406
3,061 Cooper Companies, Inc.
a
218,861
23,344 Danaher Corporation 4,426,022
1,661 Denali Therapeutics, Inc.
a
31,891
2,572 Dentsply Sirona, Inc. 29,835
1,422 Dexcom, Inc.
a
89,302
1,464 Edwards Lifesciences Corporation
a
117,237
4,665 Elanco Animal Health, Inc.
a
111,633
10,327 Eli Lilly & Company 9,498,465
1,428 Enanta Pharmaceuticals, Inc.
a
18,036
2,274 Encompass Health Corporation 219,964
1,878 Enovis Corporation
a
42,724
414 Envista Holdings Corporation
a
10,503
557 EssilorLuxottica SA 129,796
1,440 Fate Therapeutics, Inc.
a
1,728
2,977 Fortrea Holdings, Inc.
a
28,043
26,647 Fresenius SE & Company KGaA 1,382,873
6,369 Galderma Group AG 1,251,724
6,029 Galenica AG
c
686,389
961 GE HealthCare Technologies, Inc. 68,404
947 GeneDx Holdings Corporation
a
60,816
1,757 Genmab AS
a
473,198
35,079 Gilead Sciences, Inc. 4,888,960
724 Globus Medical, Inc.
a
62,380
362,172 GSK plc 9,976,138
1,205 Guardant Health, Inc.
a
111,306

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.0% Value
Health Care  8.1% - continued
79,788 Haleon plc $ 394,868
862 Henry Schein, Inc.
a
63,529
18,400 Hoya Corporation 3,189,832
518 Humana, Inc. 89,816
24,368 ICON plc
a
2,696,563
947 ICU Medical, Inc.
a
122,305
1,459 IDEXX Laboratories, Inc.
a
819,797
1,180 Illumina, Inc.
a
145,447
1,023 Insmed, Inc.
a
167,281
344 Insulet Corporation
a
72,185
12,721 Intuitive Surgical, Inc.
a
5,864,254
510 Ionis Pharmaceuticals, Inc.
a
38,296
1,880 Ipsen SA 351,343
761 IQVIA Holding, Inc.
a
129,781
2,593 iRhythm Holdings, Inc.
a
306,026
338 Jazz Pharmaceuticals, Inc.
a
63,899
43,863 Johnson & Johnson 10,721,872
29,642 Labcorp Holdings, Inc. 7,908,782
1,463 LivaNova plc
a
92,988
499 Masimo Corporation
a
88,757
356 Medpace Holdings, Inc.
a
170,948
94,919 Merck & Company, Inc. 11,417,807
168 Merit Medical Systems, Inc.
a
11,580
114 Mettler-Toledo International, Inc.
a
143,777
1,089 Mirum Pharmaceuticals, Inc.
a
100,602
882 Moderna, Inc.
a
44,806
926 Myriad Genetics, Inc.
a
4,167
2,330 Natera, Inc.
a
465,977
3,610 Neogen Corporation
a
33,537
1,341 Neurocrine Biosciences, Inc.
a
176,663
92,456 Novartis AG 14,191,482
59,633 Novo Nordisk AS 2,182,240
81,100 Ono Pharmaceutical Company,
Ltd. 1,301,656
202 Option Care Health, Inc.
a
5,438
264 Penumbra, Inc.
a,b
86,690
336 Prestige Consumer Healthcare,
Inc.
a
19,915
635 QIAGEN NV 25,425
121 Quest Diagnostics, Inc. 23,714
1,814 RadNet, Inc.
a
101,384
88 REGENXBIO, Inc.
a
737
3,163 Repligen Corporation
a
372,665
118 ResMed, Inc. 26,489
504 Revolution Medicines, Inc.
a
49,014
524 Revvity, Inc. 45,908
21,129 Roche Holding AG 8,432,390
7,444 Royalty Pharma plc 357,089
16,972 Smith & Nephew plc 268,903
598 Sotera Health Company
a
8,575
4,030 STERIS plc 891,154
57,000 Takeda Pharmaceutical Company,
Ltd. 2,099,190
678 Tenet Healthcare Corporation
a
127,945
620 Thermo Fisher Scientific, Inc. 304,749
3,098 Twist Bioscience Corporation
a
147,217
873 UFP Technologies, Inc.
a
169,013
1,342 Ultragenyx Pharmaceutical, Inc.
a
28,115
174 United Therapeutics Corporation
a
103,179
14,346 UnitedHealth Group, Inc. 3,881,884
70 Universal Health Services, Inc. 12,528
2,308 Varex Imaging Corporation
a
24,488
597 Vaxcyte, Inc.
a
34,692
2,071 Veeva Systems, Inc.
a
363,792
2,798 Vericel Corporation
a
90,012
Shares Common Stock  79.0% Value
Health Care  8.1% - continued
14,950 Viatris, Inc. $ 201,974
1,949 Vir Biotechnology, Inc.
a
17,463
48 Waters Corporation
a
14,294
7,868 Waystar Holding Corporation
a
189,697
2,207 West Pharmaceutical Services,
Inc. 553,162
1,134 Xencor, Inc.
a
13,676
466 Xenon Pharmaceuticals, Inc.
a
27,098
56,482 Zimmer Biomet Holdings, Inc. 5,107,102
376 Zoetis, Inc. 44,447
Total 150,828,759
Industrials  12.7%
4,461 AAON, Inc. 369,148
112,038 ABB, Ltd. 9,109,582
1,800 Accelleron Industries AG 162,695
5,611 Ackermans & van Haaren NV 1,725,447
8,415 ACS Actividades de Construccion
y Servicios SA 1,026,259
1,652 Acuity, Inc. 462,923
3,958 Advanced Drainage Systems, Inc. 542,761
854 AECOM 72,436
80,787 Aena SME SA
c
2,383,009
23,746 AerCap Holdings NV 3,257,476
1,608 AGCO Corporation 186,319
435 Airbus SE 82,247
30,578 Alight, Inc. 17,818
1,227 Allegheny Technologies, Inc.
a
178,479
281 Allegion plc 40,826
342 Allison Transmission Holdings, Inc. 40,035
106,400 Amada Company, Ltd. 1,500,607
90,594 Amentum Holdings, Inc.
a
2,362,692
603 American Superconductor
Corporation
a
20,412
1,632 AMETEK, Inc. 349,836
1,495 API Group Corporation
a
60,577
1,038 Applied Industrial Technologies,
Inc. 275,402
404 Arcosa, Inc. 42,881
1,232 Armstrong World Industries, Inc. 203,034
96,473 Assa Abloy AB 3,487,296
1,638 Atmus Filtration Technologies, Inc. 92,989
225,201 Aurizon Holdings, Ltd. 621,671
837 Axon Enterprise, Inc.
a
355,466
132 AZZ, Inc. 16,517
43,025 BAE Systems plc 1,261,421
113,336 Balfour Beatty plc 1,147,480
1,400 BayCurrent, Inc. 40,525
126 Bloom Energy Corporation
a
17,072
12,434 Bouygues SA 720,638
615 Brady Corporation 49,963
137,573 Brambles, Ltd. 2,159,109
651 BrightView Holdings, Inc.
a
7,675
44 Brink's Company 4,560
133 Broadridge Financial Solutions,
Inc. 21,610
4,449 BWX Technologies, Inc. 909,776
98 CACI International, Inc.
a
53,299
1,297 Casella Waste Systems, Inc.
a
102,904
16,839 Caterpillar, Inc. 11,929,758
1,868 CECO Environmental Corporation
a
111,295
21,600 Chiyoda Corporation
a
126,636
681,500 CK Hutchison Holdings, Ltd. 5,231,212
2,166 Clean Harbors, Inc.
a
621,057
437,394 CNH Industrial NV 4,811,334

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.0% Value
Industrials  12.7% - continued
974 Concentrix Corporation $ 26,649
1,133 Construction Partners, Inc.
a
125,899
4,676 Copart, Inc.
a
155,243
692 CRA International, Inc. 112,021
337 Crane Company 57,627
446 CSW Industrials, Inc. 116,219
179,760 CSX Corporation 7,379,148
491 Cummins, Inc. 264,168
448 Curtiss-Wright Corporation 305,142
54,400 Dai Nippon Printing Company, Ltd. 991,168
121,603 Delta Air Lines, Inc. 8,084,167
83,322 DHL Group 4,391,668
18,192 Diploma plc 1,452,476
1,906 DNOW, Inc.
a
22,700
1,180 Donaldson Company, Inc. 100,147
55 Dycom Industries, Inc.
a
18,635
12,933 Eaton Corporation plc 4,625,746
5,482 EMCOR Group, Inc. 4,047,415
2,405 Enerpac Tool Group Corporation 87,710
615 EnerSys 106,838
746 EnPro, Inc. 186,985
166 Equifax, Inc. 29,892
59 ESCO Technologies, Inc. 16,601
1,235 ExlService Holdings, Inc.
a
37,606
9,500 FANUC Corporation 331,141
149,129 Fastenal Company 6,919,586
1,017 Federal Signal Corporation 109,978
1,102 Ferguson Enterprises, Inc. 257,053
60,400 Ferrovial SE 3,929,428
86,206 Flowserve Corporation 6,337,003
1,565 Flughafen Zurich AG 490,058
9,444 Fluor Corporation
a
440,563
4,712 Fortive Corporation 260,479
1,195 Fortune Brands Innovations, Inc. 46,569
1,994 Fraport AG Frankfurt Airport
Services Worldwide
a
173,710
413 FTAI Aviation, Ltd. 101,185
650 Gates Industrial Corporation plc
a
14,696
32 GATX Corporation 5,464
12,755 GEA Group AG 914,764
15,961 General Dynamics Corporation 5,478,134
23,051 General Electric Company 6,541,182
1,445 Genpact, Ltd. 53,826
3,104 Graco, Inc. 262,754
5,051 Griffon Corporation 367,107
52 HEICO Corporation 10,977
68,798 Hexcel Corporation 5,567,822
95,600 Hitachi, Ltd. 2,804,473
440 HNI Corporation 14,692
2,040 HOCHTIEF AG 927,942
33,063 Honeywell International, Inc. 7,473,230
23,097 Howden Joinery Group plc 244,637
2,987 Howmet Aerospace, Inc. 688,384
53 Hubbell, Inc. 26,009
928 Hudson Technologies, Inc.
a
5,457
94 Huntington Ingalls Industries, Inc. 35,711
243 IDEX Corporation 46,061
3,910 IMI plc 133,013
73,800 Inaba Denki Sangyo Company,
Ltd. 1,231,792
980 Ingersoll Rand, Inc. 78,518
136 Insteel Industries, Inc. 4,571
54,550 International Consolidated Airlines
Group SA 258,913
25,457 ISS AS 927,240
Shares Common Stock  79.0% Value
Industrials  12.7% - continued
175,300 ITOCHU Corporation $ 2,229,902
987 ITT Corporation 188,053
26,600 Jacobs Solutions, Inc. 3,385,648
25,100 Jardine Matheson Holdings, Ltd. 1,804,269
20,582 JB Hunt Transport Services, Inc. 4,361,326
10,300 Kajima Corporation 392,931
339 Kennametal, Inc. 12,248
7,116 KION Group AG 380,225
604 Kirby Corporation
a
80,260
107 Knight-Swift Transportation
Holdings, Inc. 6,161
41,900 Komatsu, Ltd. 1,668,482
15,423 Konecranes Oyj 506,196
141 Korn Ferry 8,876
19,527 L3Harris Technologies, Inc. 6,739,744
3,528 Legence Corporation
a
199,191
29,515 Legrand SA 4,585,314
278 Leidos Holdings, Inc. 43,235
1,508 Limbach Holdings, Inc.
a
117,699
1,766 Lincoln Electric Holdings, Inc. 439,875
53,961 Logista Integral SA 2,019,417
899 Lyft, Inc.
a
11,957
3,400 Marubeni Corporation 124,379
1,789 Masco Corporation 108,002
113 MasTec, Inc.
a
36,357
238 Maximus, Inc. 15,256
725 McGrath RentCorp 79,953
11,000 MEITEC Group Holdings, Inc. 227,745
1,995 Mercury Systems, Inc.
a
145,455
1,132 Middleby Corporation
a
150,081
4,493 MillerKnoll, Inc. 64,969
34,800 Mitsubishi Corporation 1,193,848
24,900 Mitsubishi Electric Corporation 814,407
135,900 Mitsubishi Heavy Industries, Ltd. 3,734,078
29,600 Mitsui & Company, Ltd. 1,144,119
818 Modine Manufacturing Company
a
177,269
980 Moog, Inc. 286,787
5,800 Morgan Sindall Group plc 317,437
3,597 MSC Industrial Direct Company,
Inc. 331,895
1,585 Mueller Industries, Inc. 175,618
4,757 Mueller Water Products, Inc. 130,770
154 MYR Group, Inc.
a
43,477
1,043 Nextpower, Inc.
a
125,734
26,500 Nippon Express Holdings, Inc. 598,924
48,700 Nippon Yusen Kabushiki Kaisha
b
1,788,984
2,800 Nishimatsu Construction
Company, Ltd. 102,194
15,100 Nitto Kogyo Corporation 409,324
58 Nordson Corporation 15,431
9,246 NPK International, Inc.
a
133,975
17,000 NSK, Ltd. 120,471
4,026 nVent Electric plc 476,195
5,700 Obayashi Corporation 138,057
1,756 Old Dominion Freight Line, Inc. 343,122
2,473 Otis Worldwide Corporation 190,619
344 Owens Corning, Inc. 37,228
7,622 Parker-Hannifin Corporation 6,823,519
856 Paychex, Inc. 78,855
298 Paylocity Holding Corporation
a
32,196
2,870 Pentair plc 250,006
298,700 Persol Holdings Company, Ltd. 440,792
1,848 Proficient Auto Logistics, Inc.
a
12,529
925 Quanta Services, Inc. 507,843
539 RBC Bearings, Inc.
a
292,742

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.0% Value
Industrials  12.7% - continued
70,600 Recruit Holdings Company, Ltd. $ 3,076,040
120 Regal Rexnord Corporation 22,471
495 Republic Services, Inc. 108,415
1,637 Rockwell Automation, Inc. 587,487
20,426 Rotork plc 84,933
62,489 Ryanair Holdings plc 1,759,189
39 Ryder System, Inc. 7,984
18,531 Safran SA 6,063,916
104,149 Sandvik AB 4,003,680
5,200 Sanwa Holdings Corporation 118,260
4,701 Schindler Holding AG,
Participation Certificates 1,548,476
402 Science Applications International
Corporation 38,158
1,304 Sensata Technologies Holding plc 45,927
3,902 Siemens AG 950,665
14,936 Siemens Energy AG 2,575,719
83,000 Singapore Airport Terminal
Services, Ltd. 228,732
248,300 Singapore Technologies
Engineering, Ltd. 2,107,380
130 SkyWest, Inc.
a
11,938
9,578 Smiths Group plc 292,282
44,400 Sojitz Corporation 1,758,102
189 SPX Technologies, Inc.
a
37,789
2,311 SS&C Technologies Holdings, Inc. 156,154
604 Standex International Corporation 153,935
984 Stanley Black & Decker, Inc. 69,923
384 Sterling Construction Company,
Inc.
a
156,392
30,000 Sumitomo Corporation 1,122,572
4,600 Taisei Corporation 476,568
241 Tetra Tech, Inc. 7,259
89 Textron, Inc. 7,793
64 Timken Company 6,436
22,500 TOPPAN Holdings, Inc. 593,430
1,839 Toro Company 171,836
7,600 Toyota Tsusho Corporation 294,551
100 Trane Technologies plc 41,674
1,767 Transcat, Inc.
a
129,786
386 Trex Company, Inc.
a
14,058
39,300 Tsubakimoto Chain Company 584,065
64,780 Uber Technologies, Inc.
a
4,659,625
69 UL Solutions, Inc. 5,914
1,038 United Airlines Holdings, Inc.
a
95,569
275 United Rentals, Inc. 200,354
28,436 Ventia Services Group, Pty. Ltd. 103,536
1,724 Veralto Corporation 152,436
1,827 Verisk Analytics, Inc. 346,673
1,297 Verra Mobility Corporation
a
18,534
2,488 Vertiv Holdings Company 623,443
10,069 Vinci SA 1,511,357
662 Wabtec Corporation 165,440
12,337 Wartsila Corporation 459,531
47 Watts Water Technologies, Inc. 13,644
9,435 Werner Enterprises, Inc. 277,483
552 WESCO International, Inc. 151,038
1,154 Willdan Group, Inc.
a
88,350
246 Woodward, Inc. 88,048
4,697 Xylem, Inc. 561,291
714,000 Yangzijiang Shipbuilding Holdings,
Ltd. 2,120,859
6,800 YUASA Company, Ltd. 257,898
20,931 Zigup plc 105,968
Shares Common Stock  79.0% Value
Industrials  12.7% - continued
1,244 Zurn Elkay Water Solutions
Corporation $ 55,781
Total 237,508,554
Information Technology  14.9%
21,988 Advanced Micro Devices, Inc.
a
4,473,019
35,700 Advantest Corporation 4,926,838
537 Ambarella, Inc.
a
27,642
1,449 Amkor Technology, Inc. 65,248
4,626 Amphenol Corporation 584,495
105,512 Apple, Inc. 26,777,890
44,672 Arista Networks, Inc.
a
5,484,828
475 Arrow Electronics, Inc.
a
68,120
1,290 ASGN, Inc.
a
49,936
11,626 ASML Holding NV 15,459,825
69 Astera Labs, Inc.
a
7,562
675 Autodesk, Inc.
a
161,595
1,053 Avnet, Inc. 64,886
511 Bel Fuse, Inc. 101,168
6,100 BIPROGY, Inc. 179,552
386 Blackbaud, Inc.
a
14,903
54,053 Broadcom, Inc. 16,729,944
27,600 Brother Industries, Ltd. 510,960
85 Calix, Inc.
a
4,164
33,600 Canon, Inc. 932,311
1,139 Celestica, Inc.
a
320,834
11,659 Check Point Software
Technologies, Ltd.
a
1,665,488
248 Ciena Corporation
a
96,281
692 Cirrus Logic, Inc.
a
100,077
122,047 Cisco Systems, Inc. 9,469,627
2,249 Cloudflare, Inc.
a
464,059
7,633 Cognex Corporation 373,941
1,451 Cognizant Technology Solutions
Corporation 89,019
2,903 Coherent Corporation
a
691,524
2,177 CommVault Systems, Inc.
a
169,567
2,755 Corning, Inc. 374,597
118 Credo Technology Group Holding,
Ltd.
a
11,077
51 CTS Corporation 2,436
2,048 DigitalOcean Holdings, Inc.
a
175,677
579 Dolby Laboratories, Inc. 34,775
385 EPAM Systems, Inc.
a
52,129
286 F5, Inc.
a
82,748
515 Fabrinet
a
268,583
3,821 Flex, Ltd.
a
250,123
31,500 FUJIFILM Holdings NPV 600,253
26,900 Fujitsu, Ltd. 550,123
1,846 Gen Digital, Inc. 34,760
1,012 GoDaddy, Inc.
a
83,662
6,039 GPGI, Inc. 103,267
3,834 Guidewire Software, Inc.
a
573,413
40,961 Halma plc 2,090,258
6,500 Hewlett Packard Enterprise
Company 154,765
239 Ichor Holdings, Ltd.
a
11,140
447 InterDigital, Inc. 134,994
28,681 International Business Machines
Corporation 6,951,988
7,700 Intuit, Inc. 3,329,326
764 Jabil, Inc. 202,941
17,109 JFrog, Ltd.
a
802,925
4,500 Keyence Corporation 1,601,583
1,448 Keysight Technologies, Inc.
a
408,872

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.0% Value
Information Technology  14.9% - continued
9,400 Kioxia Holdings Corporation
a
$ 1,227,641
8,948 Knowles Corporation
a
229,785
715 Kulicke and Soffa Industries, Inc. 46,990
30,400 Kyocera Corporation 466,140
38,371 Lam Research Corporation 8,198,348
1,700 Lasertec Corporation 378,375
6,940 Lattice Semiconductor
Corporation
a
643,754
243 Littelfuse, Inc. 82,462
314 Lumentum Holdings, Inc.
a
220,667
7,200 Macnica Holdings, Inc. 108,204
368 MACOM Technology Solutions
Holdings, Inc.
a
81,722
116 Manhattan Associates, Inc.
a
15,442
2,693 Microchip Technology, Inc. 173,995
95,704 Microsoft Corporation 35,426,750
4,424 MKS, Inc. 1,016,679
161 MongoDB, Inc.
a
39,408
878 Monolithic Power Systems, Inc. 959,961
238 Motorola Solutions, Inc. 103,285
1,009 Napco Security Technologies, Inc. 39,745
44,300 NEC Corporation 1,102,321
1,237 NetApp, Inc. 126,656
5,800 Nomura Research Institute, Ltd. 158,732
758 Novanta, Inc.
a
89,527
5,900 NSD Company, Ltd. 102,056
246,782 NVIDIA Corporation 43,038,781
374 NXP Semiconductors NV 73,626
1,763 ON Semiconductor Corporation
a
109,165
616 Onto Innovation, Inc.
a
126,323
43,369 Palantir Technologies, Inc.
a
6,344,017
592 PTC, Inc.
a
84,354
134 Q2 Holdings, Inc.
a
6,338
772 Qnity Electronics, Inc. 89,073
58,775 Qualcomm, Inc. 7,569,044
5,638 Ralliant Corporation 234,484
4,366 Rambus, Inc.
a
375,607
1,090 Reply SPA 102,580
231 Roper Industries, Inc. 81,742
105,010 Samsung Electronics Company,
Ltd. 12,282,116
394 SanDisk Corporation/DE
a
250,324
57 Sanmina Corporation
a
7,389
28,935 SAP SE 4,932,939
21,800 SCREEN Holdings Company, Ltd. 1,298,769
80,300 Seiko Epson Corporation 992,766
40,113 ServiceNow, Inc.
a
4,193,814
187 ServiceTitan, Inc.
a
11,867
40,494 Shopify, Inc.
a
4,803,398
1,083 Silicon Laboratories, Inc.
a
225,426
396 SiTime Corporation
a
136,759
1,842 Skyworks Solutions, Inc. 98,639
2,230 Snowflake, Inc.
a
336,329
1,519 Sprout Social, Inc.
a
8,658
1,507 Synopsys, Inc.
a
597,495
40,997 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 13,854,936
45,934 TD SYNNEX Corporation 7,749,525
631 TE Connectivity plc 131,892
291 Teledyne Technologies, Inc.
a
176,058
143,455 Telefonaktiebolaget LM Ericsson 1,635,421
578 Tenable Holdings, Inc.
a
9,777
1,332 Teradyne, Inc. 394,885
10,600 TIS, Inc. 226,643
Shares Common Stock  79.0% Value
Information Technology  14.9% - continued
16,400 Tokyo Electron, Ltd. $ 4,074,596
1,526 Trimble, Inc.
a
99,541
782 TTM Technologies, Inc.
a
76,182
896 Tyler Technologies, Inc.
a
306,772
1,623 Unity Software, Inc.
a
35,609
444 Varonis Systems, Inc.
a
9,533
556 VeriSign, Inc. 138,088
3,067 Viavi Solutions, Inc.
a
102,070
4,348 Vontier Corporation 154,224
1,874 Western Digital Corporation 506,898
123 Workday, Inc.
a
15,980
898 Zebra Technologies Corporation
a
187,754
1,004 Zoom Communications, Inc.
a
80,712
546 Zscaler, Inc.
a
76,598
Total 278,445,879
Materials  3.4%
15,083 Air Liquide SA 3,117,649
112 Air Products and Chemicals, Inc. 32,535
191 Albemarle Corporation 34,290
3,609 Alcoa Corporation 239,385
489 Amcor plc 19,438
1,395 American Vanguard Corporation
a
3,474
742 AngloGold Ashanti plc 72,241
1,628 AptarGroup, Inc. 205,161
921 Avery Dennison Corporation 159,038
1,582 Avient Corporation 57,427
1,316 Balchem Corporation 223,036
1,994 Ball Corporation 117,865
255,927 BHP Group, Ltd. 9,260,087
13,268 Buzzi SPA 670,794
8,469 Celanese Corporation 557,006
56,035 CF Industries Holdings, Inc. 7,275,584
4,170 Coeur Mining, Inc.
a
78,271
730 Commercial Metals Company 44,844
5,226 Constellium SE
a
128,455
2,623 Corteva, Inc. 219,571
45,209 Crown Holdings, Inc. 4,532,202
5,810 DuPont de Nemours, Inc. 266,098
24,262 Eastman Chemical Company 1,851,676
7,970 Element Solutions, Inc. 272,096
18,130 Endeavour Mining plc 1,092,322
31,363 Evraz plc
a,d
4
2,869 Freeport-McMoRan, Inc. 168,640
292 Greif, Inc. 19,584
3,601 Hecla Mining Company 67,087
15,626 Heidelberg Materials AG 3,297,672
35,621 Hexpol AB 271,723
5,097 Huntsman Corporation 67,841
555 Ingevity Corporation
a
39,533
471 International Flavors & Fragrances,
Inc. 34,171
54,841 International Paper Company 1,957,824
721 Intrepid Potash, Inc.
a
30,837
7,191 Ivanhoe Mines, Ltd.
a
61,463
81,300 JX Advanced Metals Corporation 1,801,917
376 Kaiser Aluminum Corporation 45,312
30,600 Kyoei Steel, Ltd. 454,741
1,066 Louisiana-Pacific Corporation 77,551
645 Martin Marietta Materials, Inc. 379,699
506 Minerals Technologies, Inc. 35,886
149,700 Mitsubishi Chemical Group
Corporation 875,165
5,349 Mosaic Company 136,399
70 NewMarket Corporation 44,867

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.0% Value
Materials  3.4% - continued
18,400 Nippon Shokubai Company, Ltd. $ 266,299
18,700 Nitto Denko Corporation 374,079
39,287 Nucor Corporation 6,643,432
838 O-I Glass, Inc.
a
8,807
148,962 Orica, Ltd. 2,093,597
4,199 Orion SA 27,294
723 Packaging Corporation of America 153,435
1,338 PPG Industries, Inc. 143,005
67,118 Regis Resources, Ltd. 318,124
95 Reliance, Inc. 28,872
13,369 Rio Tinto plc 1,240,284
36,406 Rio Tinto, Ltd. 4,136,218
643 Royal Gold, Inc. 163,637
181 Scotts Miracle-Gro Company 11,007
555 Sensient Technologies Corporation 47,974
10,100 Shin-Etsu Chemical Company, Ltd. 411,260
1,920 Smurfit WestRock plc 76,512
45,868 Solstice Advanced Materials, Inc. 3,493,307
771 Sonoco Products Company 41,703
43,248 SSAB AB, Class A 341,247
300 Stepan Company 14,994
24,400 Taiyo Holdings Company, Ltd.
b
779,375
27,500 Toagosei Company, Ltd.
b
300,104
14,400 Tosoh Corporation 214,054
739 Vidrala SA 66,283
9,445 Voestalpine AG 419,095
4,927 West Fraser Timber Company, Ltd. 321,684
14,132 Yara International ASA 826,078
Total 63,360,221
Real Estate  1.7%
252 Agree Realty Corporation 18,996
1,160 Alpine Income Property Trust, Inc. 20,880
1,708 Americold Realty Trust, Inc. 19,574
9,830 AvalonBay Communities, Inc. 1,605,731
723 Big Shopping Centers, Ltd. 166,047
18,912 British Land Company plc 89,460
5,869 Brixmor Property Group, Inc. 169,027
446 Broadstone Net Lease, Inc. 8,148
414,800 CapitaLand Integrated
Commercial Trust 743,843
813 CareTrust REIT, Inc. 29,796
35,871 CBRE Group, Inc.
a
4,859,086
4,417 Compass, Inc.
a
32,288
1,112 CoStar Group, Inc.
a
44,858
6,627 Cousins Properties, Inc. 149,571
76,721 Crown Castle, Inc. 6,238,185
1,726 Curbline Properties Corporation 44,514
636 Cushman & Wakefield, Ltd.
a
7,797
205,647 DEXUS Property Group 847,824
1,575 Digital Realty Trust, Inc. 283,831
5,771 Easterly Government Properties,
Inc. 123,673
4,712 EPR Properties 235,412
6,604 Essential Properties Realty Trust,
Inc. 200,497
158 Essex Property Trust, Inc. 38,236
42 Extra Space Storage, Inc. 5,508
12,555 Fabege AB 100,462
297 Federal Realty Investment Trust 31,544
2,741 Fermi, Inc.
a,b
16,007
662 First Industrial Realty Trust, Inc. 38,297
309 FrontView REIT, Inc. 4,780
2,624 Getty Realty Corporation 83,443
466,176 GPT Group 1,474,530
Shares Common Stock  79.0% Value
Real Estate  1.7% - continued
235,473 Healthcare Realty Trust, Inc. $ 4,000,686
32,017 Host Hotels & Resorts, Inc. 613,446
204 Howard Hughes Holdings, Inc.
a
12,905
2,251 Independence Realty Trust, Inc. 33,517
16,150 Industrial Logistics Properties Trust 91,732
4,218 Innovative Industrial Properties,
Inc. 211,575
4,782 InvenTrust Properties Corporation 145,660
2,257 Iron Mountain, Inc. 230,530
334 Jones Lang LaSalle, Inc.
a
101,643
1,430 Kimco Realty Corporation 32,132
54 Lamar Advertising Company 6,840
1,675 Macerich Company 31,658
19,471 Medical Properties Trust, Inc. 90,151
57,325 Merlin Properties Socimi SA 933,963
13,164 Millrose Properties, Inc. 368,592
35,261 Mivne Real Estate (KD), Ltd.
a
147,058
221 Mobimo Holding AG 104,889
103 National Health Investors, Inc. 8,329
1,646 NET Lease Office Properties 18,962
3,846 NetSTREIT Corporation 72,420
426 NNN REIT, Inc. 17,905
184 Omega Healthcare Investors, Inc. 8,063
7,570 Outfront Media, Inc. 200,605
5,564 Park Hotels & Resorts, Inc. 58,589
1,727 Piedmont Realty Trust, Inc.
a
11,346
822 Postal Realty Trust, Inc. 15,256
153,748 Primary Health Properties plc 184,879
361 Realty Income Corporation 22,086
488 Regency Centers Corporation 36,922
5,678 RLJ Lodging Trust 42,131
343 Ryman Hospitality Properties 31,649
3,567 Sabra Health Care REIT, Inc. 68,593
9,826 Safehold, Inc. 132,946
11,462 Sila Realty Trust, Inc. 271,420
1,564 Simon Property Group, Inc. 291,733
3,008 STAG Industrial, Inc. 108,469
78,500 Sun Hung Kai Properties, Ltd. 1,307,091
10,185 Tanger, Inc. 346,086
3,645 Terreno Realty Corporation 223,876
1,645 Unibail-Rodamco-Westfield 181,486
323,200 United Overseas Land, Ltd. 2,454,048
1,185 Ventas, Inc. 96,909
2,354 Xenia Hotels & Resorts, Inc. 34,910
2,851 Zillow Group, Inc., Class C
a
117,974
Total 31,253,505
Utilities  3.2%
8,732 ACEA SPA 226,976
4,483 Alliant Energy Corporation 321,700
1,480 American States Water Company 111,918
739 American Water Works Company,
Inc. 100,571
688 Artesian Resources Corporation 21,913
4,408 Avista Corporation 176,937
1,424 Black Hills Corporation 98,840
1,049 California Water Service Group 47,562
4,078 Clearway Energy, Inc., Class A 159,735
4,754 Clearway Energy, Inc., Class C 186,785
477 Consolidated Edison, Inc. 53,987
35,337 Constellation Energy Corporation 9,867,857
2,568 DTE Energy Company 375,493
58,304 Duke Energy Corporation 7,634,326
32,619 E.ON SE 714,407
6,074 Edison International 444,495

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.0% Value
Utilities  3.2% - continued
806,717 EDP SA $ 4,268,925
601,666 Enel SPA 6,577,944
61,518 Engie SA 1,982,578
81,479 Entergy Corporation 9,154,980
48,547 Evergy, Inc. 3,976,970
3,661 Eversource Energy 253,634
4,158 Exelon Corporation 203,825
2,067 FirstEnergy Corporation 104,714
69,992 Fortum Oyj
b
1,789,896
1,636 H2O America
b
95,984
228,561 Italgas SPA 2,662,517
400 Middlesex Water Company 20,820
318 National Fuel Gas Company 29,879
47,706 Naturgy Energy Group SA 1,428,158
4,482 New Jersey Resources
Corporation 246,151
5,594 NiSource, Inc. 261,016
342 OGE Energy Corporation 16,402
911 Otter Tail Corporation 79,959
14,139 PG&E Corporation 248,422
268 Pinnacle West Capital Corporation 27,001
7,640 Portland General Electric
Company 403,163
8,275 UGI Corporation 301,376
1,316 Unitil Corporation 68,748
33,495 Vistra Energy Corporation 5,035,303
2,463 XPLR Infrastructure, LP
a
26,157
91 York Water Company 2,771
Total 59,810,795
Total Common Stock
(cost $1,062,226,061) 1,477,096,637
Shares
Registered Investment
Companies   4.6% Value
U.S. Affiliated   3.7%
4,832,560 Thrivent Core Emerging Markets
Equity Fund 60,068,725
357,649 Thrivent Small Cap Value ETF 10,001,547
Total 70,070,272
U.S. Unaffiliated   0.9%
6,551 Invesco QQQ Trust Series 1 3,781,106
18,763 iShares Biotechnology ETF 3,168,132
915 iShares Expanded Tech-Software
Sector ETF
a
73,246
12,643 State Street SPDR S&P 500 ETF
Trust 8,222,249
2,684 State Street SPDR S&P Biotech
ETF
b
342,827
1,733 State Street SPDR S&P Software &
Services ETF
b
246,589
611 VanEck Semiconductor ETF 234,257
Total 16,068,406
Total Registered Investment
Companies (cost $67,145,352) 86,138,678
Shares
Collateral Held for Securities
Loaned 0.5% Value
9,146,086 Thrivent Cash Management Trust 9,146,086
Total Collateral Held for
Securities Loaned
(cost $9,146,086) 9,146,086
Shares or
Principal
Amount Short-Term Investments 15.9% Value
Federal Home Loan Bank Discount
Notes
300,000 3.562%, 4/6/2026
e,f
$ 299,820
500,000 3.545%, 4/8/2026
e,f
499,601
400,000 3.605%, 4/17/2026
e,f
399,322
100,000 3.606%, 4/24/2026
e,f
99,761
2,000,000 3.600%, 4/29/2026
e,f
1,994,216
2,800,000 3.635%, 5/1/2026
e,f
2,791,296
700,000 3.605%, 5/8/2026
e,f
697,333
12,000,000 3.595%, 5/27/2026
e,f
11,931,410
2,900,000 3.600%, 5/29/2026
e,f
2,882,842
100,000 3.610%, 6/3/2026
e,f
99,359
200,000 3.610%, 6/5/2026
e,f
198,678
400,000 3.610%, 6/10/2026
e,f
397,156
1,300,000 3.624%, 6/17/2026
e,f
1,289,846
400,000 3.590%, 6/18/2026
e,f
396,836
300,000 3.640%, 6/22/2026
e,f
297,507
Federal National Mortgage
Association Discount Notes
9,200,000 3.595%, 6/1/2026
e,f
9,142,881
State Street Institutional U.S.
Government Money Market
Fund
261,458,096 3.602%
e
261,458,096
U.S. Treasury Bills
500,000 3.631%, 5/19/2026
e,g
497,580
700,000 3.608%, 5/28/2026
e,g
695,969
400,000 3.600%, 6/11/2026
e,g
397,162
Total Short-Term Investments
(cost $296,470,406) 296,466,671
Total Investments (cost
$1,434,987,905) 100.0% $1,868,848,072
Other Assets and Liabilities, Net
<0.1% 549,681
Total Net Assets 100.0% $1,869,397,753
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $6,838,321 or 0.4% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
g All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 9,042,013
Total lending $9,042,013
Gross amount payable upon return of
collateral for securities loaned $9,146,086
Net amounts due to counterparty $104,073
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 113,283,310 86,198,884 27,084,426 –
Consumer Discretionary 123,135,454 90,791,656 32,343,798 –
Consumer Staples 63,450,795 32,357,732 31,093,063 –
Energy 78,885,627 54,703,110 24,182,517 –
Financials 277,133,738 128,563,552 148,570,186 –
Health Care 150,828,759 95,230,146 55,598,613 –
Industrials 237,508,554 130,581,093 106,927,461 –
Information Technology 278,445,879 222,504,877 55,941,002 –
Materials 63,360,221 30,670,587 32,689,630 4
Real Estate 31,253,505 22,517,925 8,735,580 –
Utilities 59,810,795 40,159,394 19,651,401 –
Registered Investment Companies
U.S. Affiliated 10,001,547 10,001,547 – –
U.S. Unaffiliated 16,068,406 16,068,406 – –
Short-Term Investments 296,466,671 261,458,096 35,008,575 –
Subtotal Investments in Securities $1,799,633,261 $1,221,807,005 $577,826,252 $4
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 60,068,725
Collateral Held for Securities Loaned 9,146,086
Subtotal Other Investments $69,214,811
Total Investments at Value $1,868,848,072
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,126,497 1,263,332 863,165 –
Total Asset Derivatives $2,126,497 $1,263,332 $863,165 $–
Liability Derivatives
Futures Contracts 9,590,672 9,590,672 – –
Total Return Swaps 908,764 – 908,764 –
Total Liability Derivatives $10,499,436 $9,590,672 $908,764 $–

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Nasdaq
-
National association of securities dealers
automated quotations
S&P
-
Standard & Poor's
Reference Description:
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $33,672,864 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 8 June 2026 $ 998,689 $ 6,191
CME E-mini S&P 500 Index 1,118 June 2026 375,907,903 (8,602,978)
CME E-mini S&P Mid-Cap 400 Index 4 June 2026 1,345,933 12,667
ICE mini MSCI EAFE Index 175 June 2026 25,598,856 (214,231)
ICE US mini MSCI Emerging Markets Index 826 June 2026 60,663,521 (588,541)
Total Futures Long Contracts $ 464,514,902 ( $ 9,386,892)
CME E-mini Nasdaq 100 Index (39) June 2026 ( $ 19,320,668) $ 666,968
CME E-mini Russell 2000 Index (503) June 2026 (63,045,276) (136,554)
CME E-mini S&P Mid-Cap 400 Index (2) June 2026 (673,611) (5,689)
CME Euro Foreign Exchange Currency (408) June 2026 (59,663,556) 577,506
Eurex Euro STOXX 50 Index (919) June 2026 (60,199,403) 863,165
ICE mini MSCI EAFE Index (236) June 2026 (34,190,301) (42,679)
Total Futures Short Contracts ( $ 237,092,815) $1,922,717
Total Futures Contracts $ 227,422,087 ($7,464,175)
The following table presents Global Stock Portfolio's total return swap contracts held as of March 31, 2026. Investments totaling $1,316,319 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 20,000,085 ( $ 908,764) $ – ( $ 908,764)
Total Return Swaps ( $ 908,764) $ – ($908,764)
# Payment made on Termination Date

Global Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending . Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $57,942 $– $– $60,069 4,833 3.2%
Small Cap Value ETF 9,504 – – 10,002 358 0.5
Total U.S. Affiliated Registered Investment
Companies 67,446 70,071 3.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,486 28,001 20,341 9,146 9,146 0.5
Total Collateral Held for Securities Loaned 1,486 9,146 0.5
Total Value $68,932 $79,217
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $2,127 $ – $–
Small Cap Value ETF – 498 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $– $2,625 $ –

Government Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 94.7% Value
Asset-Backed Securities  3.2%
Granite Edvance Corporation
$ 311,959
4.993%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
a
$ 313,986
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
789,589
1.650%,  3/25/2051, Ser.
2021-1 753,992
Missouri Higher Education Loan
Auth.
603,893
1.530%,  1/25/2061, Ser.
2021-1 559,592
Navient Student Loan Trust
749,674
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
646,271
Sunnova Hestia I Issuer, LLC
1,116,259
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
b,c
1,091,897
Sunnova Hestia II Issuer, LLC
1,515,930
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
b,c
1,468,686
Total 4,834,424
Collateralized Mortgage Obligations  11.8%
Federal Agricultural Mortgage
Corporation Mortgage Trust
1,444,242
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,174,657
525,906
5.165%,  8/1/2054, Ser.
2024-2, Class A
a,b,c
514,842
376,250
5.290%,  9/25/2054, Ser.
2025-2, Class A
a,b,c
373,160
Federal Home Loan Mortgage
Corporation - REMIC
125,183
4.000%,  1/25/2051, Ser.
5249, Class LA 123,719
585,518
5.000%,  1/25/2055, Ser.
5490, Class LB 572,926
1,250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 1,250,543
964,473
5.000%,  2/25/2054, Ser.
5383, Class AZ 907,456
1,238,674
1.500%,  3/25/2050, Ser.
4982, Class JA 983,724
4,015,256
1.500%,  3/25/2051, Ser.
5092, Class IC
d
334,285
1,019,021
5.000%,  5/25/2055, Ser.
5537, Class KM 990,340
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,485,954
550,000
5.000%,  8/25/2054, Ser.
5446, Class EC 536,927
900,000
5.000%,  8/25/2055, Ser.
5569, Class BY 881,146
1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,246,910
1,439,706
5.000%,  9/25/2055, Ser.
5579, Class NY 1,382,828
30,592
2.000%,  1/15/2041, Ser.
4074, Class JA 30,262
Principal
Amount Long-Term Fixed Income  94.7% Value
Collateralized Mortgage Obligations  11.8% -
continued
Federal Home Loan Mortgage
Corporation - SCRT
$ 1,029,145
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
$ 826,758
Federal Home Loan Mortgage
Corporation - SLST
1,600,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
c
1,378,639
1,200,000
3.000%,  10/25/2035, Ser.
2025-2, Class A2
c
1,018,767
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
753,211
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
660,525
Federal National Mortgage
Association - REMIC
900,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 885,350
404,638
4.000%,  7/25/2053, Ser.
2024-76, Class DA 400,108
284,482
3.000%,  1/25/2043, Ser.
2013-114, Class AB 272,332
GMAC Mortgage Corporation
Loan Trust
19,997
4.288%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,c
9,138
Total 18,241,296
Commercial Mortgage-Backed Securities  3.3%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
850,000
4.320%,  9/25/2030, Ser.
K548, Class A2
a,c
851,858
800,000
4.165%,  11/25/2030, Ser.
K551, Class A2
a,c
795,919
1,600,000
4.070%,  12/25/2030, Ser.
K553, Class A2
a,c
1,584,924
1,600,000
4.220%,  12/25/2030, Ser.
K554, Class A2
a,c
1,598,129
310,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
c
308,546
Total 5,139,376
Financials  <0.1%
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
21,878
4.136%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
20,819
Total 20,819
Mortgage-Backed Securities  27.7%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,235,023 5.500%,  2/1/2040 1,264,972

Government Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.7% Value
Mortgage-Backed Securities  27.7% -
continued
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 985,648 6.000%,  1/1/2055 $ 1,029,062
956,343 4.500%,  2/1/2056
e
929,591
868,513 2.000%,  5/1/2051 710,447
733,415 4.000%,  5/1/2052 698,913
51,806 5.000%,  7/1/2053 51,634
250,764 3.500%,  9/1/2047 234,740
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
166,345 2.500%,  7/1/2030 161,312
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
965,680 2.000%,  3/1/2033 925,840
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
695,526 2.500%,  8/1/2032 685,301
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
794,008 3.500%,  5/1/2040 756,931
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,661,295 3.000%,  1/1/2052 1,472,617
65,381 2.000%,  2/1/2051 53,481
34,813 2.000%,  2/1/2051 28,477
1,170,404 2.500%,  2/1/2051 987,938
681,176 2.500%,  2/1/2051 584,739
1,455,568 2.000%,  3/1/2052 1,193,869
1,842,587 3.000%,  3/1/2052 1,634,000
938,510 2.000%,  4/1/2051 762,795
1,617,923 5.500%,  4/1/2054 1,655,711
67,945 2.000%,  5/1/2051 55,292
910,489 3.000%,  5/1/2051 818,918
1,539,218 2.000%,  6/1/2050 1,254,875
190,169 4.000%,  6/1/2052 180,204
1,657,270 2.500%,  7/1/2051 1,424,986
362,764 3.500%,  7/1/2051 336,292
538,162 4.000%,  7/1/2052 509,962
1,231,295 3.500%,  8/1/2052 1,130,221
1,029,176 4.500%,  8/1/2052 997,728
2,023,295 6.000%,  8/1/2054 2,117,309
671,763 3.500%,  9/1/2052 622,688
360,594 3.500%,  9/1/2052 333,359
1,064,346 4.500%,  9/1/2053 1,035,041
377,878 4.500%,  9/1/2053 367,880
1,118,952 4.000%,  10/1/2052 1,065,508
78,189 2.000%,  11/1/2051 63,957
443,732 3.500%,  11/1/2052 412,166
291,487 2.000%,  12/1/2050 238,544
1,827,778 2.500%,  12/1/2051 1,565,155
297,113 3.500%,  12/1/2047 278,589
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,358,789 2.500%,  3/1/2062 1,117,307
409,117 3.500%,  7/1/2061 368,610
575,298 4.000%,  12/1/2061 536,134
Principal
Amount Long-Term Fixed Income  94.7% Value
Mortgage-Backed Securities  27.7% -
continued
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 4,000,000 2.500%,  4/1/2056
e
$ 3,440,625
6,800,000 4.500%,  4/1/2056
e
6,568,128
Total 42,661,848
U.S. Government & Agencies  48.7%
U.S. Treasury Bonds
1,950,000 1.125%,  5/15/2040 1,228,348
3,700,000 4.375%,  5/15/2040 3,593,769
9,675,000 4.625%,  2/15/2046 9,327,305
U.S. Treasury Notes
5,450,000 3.375%,  2/29/2028 5,406,996
4,775,000 3.500%,  2/15/2029 4,733,592
34,190,000 3.750%,  1/31/2031 33,898,851
15,125,000 4.000%,  1/31/2033 15,009,199
1,975,000 4.125%,  2/15/2036 1,944,141
Total 75,142,201
Total Long-Term Fixed Income
(cost $148,404,057) 146,039,964
Shares or
Principal
Amount Short-Term Investments 12.0% Value
Federal National Mortgage
Association Discount Notes
100,000 3.595%, 6/1/2026
f,g
99,379
State Street Institutional U.S.
Government Money Market
Fund
4,428,216 3.602%
f
4,428,216
Thrivent Core Short-Term Reserve
Fund
1,400,000 3.930% 14,000,000
Total Short-Term Investments
(cost $18,527,607) 18,527,595
Total Investments (cost
$166,931,664) 106.7% $164,567,559
Other Assets and Liabilities, Net
(6.7%) (10,327,922)
Total Net Assets 100.0% $154,239,637
a Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $5,290,332 or 3.4% of
total net assets.
c All or a portion of the security is insured or guaranteed.

Government Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Government Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 4,834,424 – 4,834,424 –
Collateralized Mortgage Obligations 18,241,296 – 18,241,296 –
Commercial Mortgage-Backed Securities 5,139,376 – 5,139,376 –
Financials 20,819 – 20,819 –
Mortgage-Backed Securities 42,661,848 – 42,661,848 –
U.S. Government & Agencies 75,142,201 – 75,142,201 –
Short-Term Investments 4,527,595 4,428,216 99,379 –
Subtotal Investments in Securities $150,567,559 $4,428,216 $146,139,343 $–
Other Investments  * Total
Affiliated Short-Term Investments 14,000,000
Subtotal Other Investments $14,000,000
Total Investments at Value $164,567,559
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 41,163 41,163 – –
Total Liability Derivatives $41,163 $41,163 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $99,379 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 68 June 2026 $ 14,147,444 ( $ 41,163)
Total Futures Long Contracts $ 14,147,444 ( $ 41,163)
Total Futures Contracts $ 14,147,444 ($41,163)

Government Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% $10,000 $14,000 $10,000 $14,000 1,400 9.1%
Total Affiliated Short-Term Investments 10,000 14,000 9.1
Total Value $10,000 $14,000
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% $– $– $ – $12
Total Income/Non Cash Income from Affiliated
Investments $12
Total Value $– $– $ –

Healthcare Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock 98.9% Value
Biotechnology  18.5%
70,514 AbbVie, Inc. $ 15,336,090
20,363 Amgen, Inc. 7,164,722
2,048 Argenx SE ADR
a
1,495,552
52,478 BioMarin Pharmaceutical, Inc.
a
2,964,482
43,773 Gilead Sciences, Inc. 6,100,643
2,911 Regeneron Pharmaceuticals, Inc. 2,249,155
3,269 United Therapeutics Corporation
a
1,938,452
8,669 Vertex Pharmaceuticals, Inc.
a
3,871,055
Total 41,120,151
Health Care Distributors  3.3%
15,871 Cencora, Inc. 4,985,716
2,821 McKesson Corporation 2,441,180
Total 7,426,896
Health Care Equipment  18.8%
63,097 Abbott Laboratories 6,478,169
7,266 ABIOMED, Inc., CVR
a,b
6,670
69,603 Boston Scientific Corporation
a
4,367,588
30,393 Dexcom, Inc.
a
1,908,681
16,337 Edwards Lifesciences Corporation
a
1,308,267
29,402 GE HealthCare Technologies, Inc. 2,092,835
6,406 IDEXX Laboratories, Inc.
a
3,599,467
11,772 Intuitive Surgical, Inc.
a
5,426,774
60,889 Medtronic plc 5,276,032
13,995 STERIS plc 3,094,714
25,408 Stryker Corporation 8,348,815
Total 41,908,012
Health Care Facilities  3.3%
136,939 Concentra Group Holdings Parent,
Inc. 2,937,342
16,795 Encompass Health Corporation 1,624,580
15,001 Tenet Healthcare Corporation
a
2,830,839
Total 7,392,761
Health Care Services  3.7%
25,970 BrightSpring Health Services, Inc.
a
1,106,582
5,912 Cigna Group 1,577,026
25,743 CVS Health Corporation 1,848,862
13,646 Labcorp Holdings, Inc. 3,640,889
Total 8,173,359
Life Sciences Tools & Services  10.0%
35,221 Bio-Techne Corporation 1,840,649
40,038 Danaher Corporation 7,591,205
15,893 Illumina, Inc.
a
1,958,971
11,990 IQVIA Holding, Inc.
a
2,044,775
3,258 Mettler-Toledo International, Inc.
a
4,108,990
9,474 Thermo Fisher Scientific, Inc. 4,656,755
Total 22,201,345
Managed Health Care  6.1%
5,578 Elevance Health, Inc. 1,632,959
4,087 Humana, Inc. 708,645
41,064 UnitedHealth Group, Inc. 11,111,508
Total 13,453,112
Pharmaceuticals  35.2%
85,661 Bristol-Myers Squibb Company 5,195,340
74,901 Elanco Animal Health, Inc.
a
1,792,381
31,745 Eli Lilly & Company 29,198,099
86,360 Johnson & Johnson 21,109,838
102,496 Merck & Company, Inc. 12,329,244
Shares Common Stock  98.9% Value
Pharmaceuticals  35.2% - continued
197,744 Pfizer, Inc. $ 5,552,651
46,836 Royalty Pharma plc 2,246,723
7,493 Zoetis, Inc. 885,747
Total 78,310,023
Total Common Stock
(cost $141,762,593) 219,985,659
Shares
Registered Investment
Companies   0.7% Value
U.S. Unaffiliated   0.7%
12,699 State Street SPDR S&P Biotech
ETF 1,622,043
Total 1,622,043
Total Registered Investment
Companies (cost $1,171,921) 1,622,043
Total Investments (cost
$142,934,514) 99.6% $221,607,702
Other Assets and Liabilities, Net
0.4% 898,244
Total Net Assets 100.0% $222,505,946
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Healthcare Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 41,120,151 41,120,151 – –
Health Care Distributors 7,426,896 7,426,896 – –
Health Care Equipment 41,908,012 41,901,342 – 6,670
Health Care Facilities 7,392,761 7,392,761 – –
Health Care Services 8,173,359 8,173,359 – –
Life Sciences Tools & Services 22,201,345 22,201,345 – –
Managed Health Care 13,453,112 13,453,112 – –
Pharmaceuticals 78,310,023 78,310,023 – –
Registered Investment Companies
U.S. Unaffiliated 1,622,043 1,622,043 – –
Subtotal Investments in Securities $221,607,702 $221,601,032 $– $6,670
Total Investments at Value $221,607,702

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans 2.5%
a
Value
Basic Materials  0.5%
Chemours Company, Term Loan
$ 1,127,175
7.168%,  (TSFR1M +
3.500%), 10/15/2032
b
$ 1,117,312
Grinding Media, Inc., Term Loan
1,576,846
7.173%,  (TSFR3M +
3.500%), 10/12/2028
b,c
1,576,847
Natgasoline, LLC, Term Loan
1,890,728
9.173%,  (TSFR3M +
5.500%), 3/29/2030
b
1,897,818
Total 4,591,977
Capital Goods  0.5%
Azorra SOAR TLB Finance, Ltd.,
Term Loan
1,037,375
6.174%,  (TSFR3M +
2.500%), 10/18/2029
b
1,036,939
Columbus McKinnon Corporation/
NY, Term Loan
1,147,931
7.200%,  (TSFR3M +
3.500%), 2/3/2033
b
1,142,192
TransDigm, Inc., Term Loan
1,691,500
6.168%,  (TSFR1M +
2.500%), 8/19/2032
b
1,691,094
Total 3,870,225
Communications Services  0.5%
Cengage Learning, Inc., Term
Loan
1,531,636
6.672%,  (TSFR1M +
3.000%), 3/24/2031
b
1,497,327
DIRECTV Financing, LLC, Term
Loan
1,489,835
9.179%,  (TSFR3M +
5.250%), 8/2/2029
b
1,491,936
E.W. Scripps Company, Term Loan
977,038
7.140%,  (TSFR1M +
3.350%), 11/30/2029
b
958,719
Gray Media, Inc., Term Loan
602,247
6.782%,  (TSFR1M +
3.000%), 12/1/2028
b
601,831
Total 4,549,813
Consumer Cyclical  0.3%
Evergreen AcqCo 1, LP, Term Loan
1,106,750
6.686%,  (TSFR3M +
3.000%), 9/17/2032
b
1,107,215
Marriott Ownership Resorts, Inc.,
Term Loan
1,056,188
5.918%,  (TSFR1M +
2.250%), 4/1/2031
b
1,052,670
Six Flags Entertainment
Corporation, Term Loan
531,532
5.668%,  (TSFR1M +
2.000%), 5/1/2031
b
522,895
Total 2,682,780
Consumer Non-Cyclical  0.3%
B&G Foods, Inc., Term Loan
1,659,725
7.168%,  (TSFR1M +
3.500%), 10/10/2029
b
1,545,619
Principal
Amount Bank Loans  2.5%
a
Value
Consumer Non-Cyclical  0.3% - continued
HLF Financing SARL, LLC, Term
Loan
$ 1,058,500
10.418%,  (TSFR1M +
6.750%), 4/12/2029
b
$ 1,058,172
Modivcare Buyer, LLC, Term Loan
128,470
8.701%,  (TSFR3M +
5.000%), 12/29/2030
b
118,352
Total 2,722,143
Financials  0.1%
Acrisure, LLC, Term Loan
266,943
6.668%,  (TSFR1M +
3.000%), 11/6/2030
b
258,201
Jupiter Borrower, Inc., Term Loan
640,000
0.000%,  (TSFR1M +
2.750%), 3/25/2033
b,c,d,e
638,400
Total 896,601
Technology  0.1%
McAfee Corporation, Term Loan
841,479
6.668%,  (TSFR1M +
3.000%), 3/1/2029
b
748,916
Total 748,916
Transportation  0.2%
Genesee & Wyoming, Inc., Term
Loan
1,660,710
5.450%,  (TSFR3M +
1.750%), 4/10/2031
b
1,651,543
Total 1,651,543
Total Bank Loans
(cost $21,865,032) 21,713,998
Principal
Amount Long-Term Fixed Income 92.4% Value
Basic Materials  5.2%
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,c,f,g
3
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
640,000 8.625%,  6/15/2029
h
664,806
Alumina, Pty. Ltd.
284,000 6.125%,  3/15/2030
h
289,792
851,000 6.375%,  9/15/2032
h
874,179
Avient Corporation
1,685,000 6.250%,  11/1/2031
h
1,696,768
Axalta Coating Systems Dutch
Holding B BV
1,386,000 7.250%,  2/15/2031
h
1,449,364
Carpenter Technology Corporation
560,000 5.625%,  3/1/2034
h
554,842
Cascades, Inc./Cascades USA,
Inc.
1,697,000 6.750%,  7/15/2030
h
1,711,849
Celanese US Holdings, LLC
1,136,000 6.500%,  4/15/2030
i
1,159,280
Cerdia Finanz GmbH
1,667,000 9.375%,  10/3/2031
h
1,651,213
Chemours Company
1,130,000 4.625%,  11/15/2029
h
1,059,663
1,030,000 7.875%,  3/15/2034
h
1,029,701

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.4% Value
Basic Materials  5.2% - continued
Cleveland-Cliffs, Inc.
$ 1,262,000 6.875%,  11/1/2029
h
$ 1,261,887
1,515,000 4.875%,  3/1/2031
h,i
1,360,716
1,685,000 7.000%,  3/15/2032
h
1,630,326
CVR Partners, LP/CVR Nitrogen
Finance Corporation
567,000 6.125%,  6/15/2028
h
564,924
First Quantum Minerals, Ltd.
990,000 8.000%,  3/1/2033
h
1,031,929
1,700,000 7.250%,  2/15/2034
h
1,730,663
FMC Corporation
1,560,000 8.450%,  11/1/2055
b
1,004,421
Hecla Mining Company
496,000 7.250%,  2/15/2028 495,637
Hudbay Minerals, Inc.
1,095,000 4.500%,  4/1/2026
h
1,095,000
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
444,000 9.000%,  7/1/2028
h,i
444,359
INEOS Finance plc
1,870,000 7.500%,  4/15/2029
h,i
1,814,103
Magnera Corporation
1,702,000 7.250%,  11/15/2031
h,i
1,575,371
Methanex Corporation
259,000 5.650%,  12/1/2044 231,149
Methanex US Operations, Inc.
1,127,000 6.250%,  3/15/2032
h,i
1,152,995
Mineral Resources, Ltd.
1,623,000 9.250%,  10/1/2028
h
1,681,627
340,000 7.000%,  4/1/2031
h
347,453
Novelis Corporation
2,495,000 4.750%,  1/30/2030
h
2,360,464
Qnity Electronics, Inc.
2,270,000 5.750%,  8/15/2032
h
2,272,704
SNF Group SACA
1,133,000 3.375%,  3/15/2030
h
1,047,858
Solstice Advanced Materials, Inc.
1,130,000 5.625%,  9/30/2033
h
1,114,228
SunCoke Energy, Inc.
1,297,000 4.875%,  6/30/2029
h
1,170,365
Taseko Mines, Ltd.
1,585,000 8.250%,  5/1/2030
h
1,652,458
United States Steel Corporation
1,666,000 6.875%,  3/1/2029 1,666,363
Veritiv Operating Company
849,000 10.500%,  11/30/2030
h
882,322
WR Grace Holdings, LLC
1,130,000 6.625%,  8/15/2032
h
1,101,021
1,040,000 7.000%,  8/1/2033
h
1,010,022
Total 43,841,825
Capital Goods  9.8%
AAR Escrow Issuer, LLC
791,000 6.750%,  3/15/2029
h
805,081
Abengoa Abenewco 2 Bis SA
3,963,662
0.000%,PIK 1.500%,
4/26/2024
*,f,g,j
19,818
Advanced Drainage Systems, Inc.
260,000 5.375%,  3/1/2034
h
253,011
AECOM
2,270,000 6.000%,  8/1/2033
h
2,267,506
Principal
Amount Long-Term Fixed Income  92.4% Value
Capital Goods  9.8% - continued
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
$ 2,265,000 7.000%,  5/21/2030
h
$ 2,314,914
AmeriTex HoldCo Intermediate,
LLC
280,000 7.625%,  8/15/2033
h
289,029
Amsted Industries, Inc.
1,360,000 4.625%,  5/15/2030
h
1,304,677
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
1,266,000 6.250%,  1/30/2031
h
1,255,129
ATI, Inc.
953,000 7.250%,  8/15/2030 988,231
Axon Enterprise, Inc.
680,000 6.125%,  3/15/2030
h
691,251
680,000 6.250%,  3/15/2033
h
694,107
Boeing Company
541,000 6.298%,  5/1/2029 567,961
421,000 6.388%,  5/1/2031 448,930
Bombardier, Inc.
2,242,000 7.000%,  6/1/2032
h
2,326,842
849,000 6.750%,  6/15/2033
h
876,769
Brundage-Bone Concrete
Pumping Holdings, Inc.
1,699,000 7.500%,  2/1/2032
h
1,716,766
Builders FirstSource, Inc.
795,000 5.000%,  3/1/2030
h
774,291
1,134,000 6.750%,  5/15/2035
h
1,132,913
Canpack SA/Canpack US, LLC
1,608,000 3.875%,  11/15/2029
h
1,504,744
Chart Industries, Inc.
2,631,000 7.500%,  1/1/2030
h
2,733,364
Clean Harbors, Inc.
1,480,000 5.125%,  7/15/2029
h
1,461,828
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
h
291,673
1,100,000 6.875%,  1/15/2030
h
1,069,170
594,000 8.750%,  4/15/2030
h
554,246
1,705,000 6.750%,  4/15/2032
h
1,613,175
Columbus McKinnon Corporation/
NY
1,300,000 7.125%,  2/1/2033
h,i
1,299,402
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,400,000 6.625%,  12/15/2030
h
2,440,942
EquipmentShare.com, Inc.
420,000 8.625%,  5/15/2032
h
438,379
ESAB Corporation
520,000 5.625%,  4/1/2031
h
523,645
GFL Environmental Holdings US,
Inc.
1,100,000 5.500%,  2/1/2034
h
1,078,875
GFL Environmental, Inc.
2,615,000 4.000%,  8/1/2028
h
2,542,097
Herc Holdings, Inc.
1,280,000 6.625%,  6/15/2029
h
1,301,027
1,431,000 7.000%,  6/15/2030
h
1,467,303
588,000 7.250%,  6/15/2033
h,i
602,548
Installed Building Products, Inc.
364,000 5.625%,  2/1/2034
h
355,190
Madison IAQ, LLC
1,040,000 5.875%,  6/30/2029
h
1,019,886

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.4% Value
Capital Goods  9.8% - continued
Mauser Packaging Solutions
Holding Company
$ 1,515,000 9.250%,  4/15/2030
h
$ 1,407,689
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
475,000 6.750%,  4/1/2032
h
454,933
MIWD Holdco II, LLC
1,369,000 5.500%,  2/1/2030
h,i
1,182,443
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
h
1,252,416
Nesco Holdings II, Inc.
1,080,000 5.500%,  4/15/2029
h
1,056,216
New Enterprise Stone and Lime
Company, Inc.
1,753,000 5.250%,  7/15/2028
h
1,727,047
OI European Group BV
1,700,000 4.750%,  2/15/2030
h
1,586,410
Owens-Brockway Glass Container,
Inc.
1,632,000 6.625%,  5/13/2027
h
1,635,377
640,000 7.375%,  6/1/2032
h,i
605,745
Quikrete Holdings, Inc.
2,840,000 6.750%,  3/1/2033
h
2,884,418
QXO Building Products, Inc.
1,980,000 6.750%,  4/30/2032
h
2,019,582
Resideo Funding, Inc.
1,636,000 6.500%,  7/15/2032
h
1,611,913
Reworld Holding Corporation
965,000 4.875%,  12/1/2029
h
904,650
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
h
1,624,491
Sealed Air Corporation/Sealed Air
Corporation (US)
732,000 6.125%,  2/1/2028
h
741,172
Smyrna Ready Mix Concrete, LLC
1,825,000 8.875%,  11/15/2031
h
1,881,940
Spirit AeroSystems, Inc.
2,270,000 4.600%,  6/15/2028 2,270,620
SRM Escrow Issuer, LLC
744,000 6.000%,  11/1/2028
h
738,389
Standard Building Solutions, Inc.
565,000 6.500%,  8/15/2032
h
565,292
2,260,000 6.250%,  8/1/2033
h
2,234,587
560,000 5.875%,  3/15/2034
h
539,946
Synergy Infrastructure Holdings,
LLC
700,000 7.875%,  12/1/2030
h
713,526
TransDigm, Inc.
787,000 6.750%,  8/15/2028
h
796,554
2,691,000 7.125%,  12/1/2031
h
2,777,532
1,465,000 6.625%,  3/1/2032
h
1,494,110
570,000 6.750%,  1/31/2034
h
577,470
520,000 6.125%,  7/31/2034
h,i
511,442
Trivium Packaging Finance BV
902,000 8.250%,  7/15/2030
h,i
943,747
570,000 12.250%,  1/15/2031
h,i
617,144
United Rentals North America, Inc.
2,100,000 3.875%,  2/15/2031 1,974,146
Waste Pro USA, Inc.
920,000 7.000%,  2/1/2033
h
930,351
WESCO Distribution, Inc.
767,000 7.250%,  6/15/2028
h
771,183
Principal
Amount Long-Term Fixed Income  92.4% Value
Capital Goods  9.8% - continued
$ 789,000 6.375%,  3/15/2029
h
$ 803,130
130,000 5.250%,  4/15/2031
h
129,224
552,000 6.625%,  3/15/2032
h
564,989
260,000 5.500%,  4/15/2034
h
256,061
Total 83,810,605
Communications Services  12.2%
Altice Financing SA
1,392,000 5.750%,  8/15/2029
h
974,492
Altice France SA
919,970 6.500%,  4/15/2032
h
871,657
2,131,099 6.875%,  7/15/2032
h
2,019,277
AMC Networks, Inc.
1,637,000 10.500%,  7/15/2032
h
1,615,595
Cable One, Inc.
1,130,000 4.000%,  11/15/2030
h,i
786,669
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,563,000 5.000%,  2/1/2028
h
1,550,168
3,380,000 5.375%,  6/1/2029
h
3,333,534
4,550,000 4.750%,  3/1/2030
h
4,317,377
1,916,000 4.250%,  2/1/2031
h
1,746,347
974,000 7.000%,  2/1/2033
h
976,683
1,298,000 7.375%,  2/1/2036
h,i
1,292,609
Clear Channel Outdoor Holdings,
Inc.
952,000 7.500%,  6/1/2029
h
956,017
CSC Holdings, LLC
1,031,000 5.375%,  2/1/2028
h,i
762,477
855,000 11.750%,  1/31/2029
h
618,289
1,462,000 6.500%,  2/1/2029
h
931,901
1,240,000 4.125%,  12/1/2030
h,i
744,110
Deluxe Corporation
2,123,000 8.125%,  9/15/2029
h
2,203,852
DIRECTV Financing, LLC
1,130,000 8.875%,  2/1/2030
h
1,127,486
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
5,300,000 5.875%,  8/15/2027
h
5,294,415
Discovery Global Holdings, Inc.
570,000 4.054%,  3/15/2029 551,475
1,690,000 4.279%,  3/15/2032 1,495,650
1,420,000 5.050%,  3/15/2042 935,504
DISH DBS Corporation
1,308,000 5.250%,  12/1/2026
h
1,296,782
1,271,000 5.750%,  12/1/2028
h
1,229,302
1,144,000 5.125%,  6/1/2029 1,022,303
DISH Network Corporation
1,978,000 11.750%,  11/15/2027
h
2,037,825
EchoStar Corporation
2,687,000 10.750%,  11/30/2029 2,902,634
FiberCop SPA
1,504,000 6.000%,  9/30/2034
h
1,430,734
Frontier Communications
Holdings, LLC
1,590,000 5.000%,  5/1/2028
h
1,589,751
561,000 8.750%,  5/15/2030
h
575,634
Getty Images, Inc.
1,130,000 10.500%,  11/15/2030
h
1,013,406
Gray Media, Inc.
1,435,000 5.375%,  11/15/2031
h,i
1,064,325
1,270,000 7.250%,  8/15/2033
h
1,279,742

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.4% Value
Communications Services  12.2% - continued
iHeartCommunications, Inc.
$ 453,150 9.125%,  5/1/2029
h,i
$ 411,505
Iliad Holding SAS
1,571,000 8.500%,  4/15/2031
h
1,643,758
1,231,000 7.000%,  4/15/2032
h
1,232,475
Level 3 Financing, Inc.
1,533,000 4.250%,  7/1/2028
h
1,479,167
1,980,000 6.875%,  6/30/2033
h
2,016,276
1,280,000 7.000%,  3/31/2034
h
1,310,190
2,730,000 8.500%,  1/15/2036
h
2,848,514
McGraw-Hill Education, Inc.
1,081,000 5.750%,  8/1/2028
h
1,068,902
1,763,000 8.000%,  8/1/2029
h,i
1,760,384
Nexstar Media, Inc.
843,000 4.750%,  11/1/2028
h,i
828,889
2,578,000 6.500%,  9/15/2033
h
2,597,642
1,546,000 7.250%,  4/15/2034
e,h
1,550,602
Oak-Eagle Acquireco, Inc.
515,393 7.250%,  7/1/2033
e,h
533,996
902,000 8.750%,  7/1/2034
e,h
944,296
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,468,000 4.625%,  3/15/2030
h,i
1,416,365
Playtika Holding Corporation
1,163,000 4.250%,  3/15/2029
h,i
907,489
Rogers Communications, Inc.
710,000 7.000%,  4/15/2055
b
712,797
Sable International Finance, Ltd.
1,122,000 7.125%,  10/15/2032
h
1,108,282
Scripps Escrow II, Inc.
1,130,000 3.875%,  1/15/2029
h,i
1,045,188
Sinclair Television Group, Inc.
990,000 8.125%,  2/15/2033
h
1,006,399
Sirius XM Radio, LLC
1,649,000 4.000%,  7/15/2028
h
1,591,715
890,000 3.875%,  9/1/2031
h
808,048
520,000 5.875%,  4/15/2032
h
516,553
Snap, Inc.
850,000 6.875%,  3/15/2034
h
799,483
Telenet Finance Luxembourg
Notes SARL
2,200,000 5.500%,  3/1/2028
h
2,158,904
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,381,000 4.750%,  4/15/2028
h
1,373,818
1,707,000 6.500%,  2/15/2029
h
1,657,904
850,000 8.625%,  6/15/2032
h,i
865,713
390,000 8.625%,  6/15/2032
h
397,209
Uniti Services, LLC
1,270,000 7.500%,  10/15/2033
h
1,320,358
Univision Communications, Inc.
320,000 8.000%,  8/15/2028
h
324,797
1,387,000 4.500%,  5/1/2029
h
1,303,075
1,400,000 8.500%,  7/31/2031
h
1,406,832
1,130,000 9.375%,  8/1/2032
h
1,164,595
Viasat, Inc.
1,263,000 6.500%,  7/15/2028
h,i
1,247,963
Virgin Media Finance plc
979,000 5.000%,  7/15/2030
h
802,193
Principal
Amount Long-Term Fixed Income  92.4% Value
Communications Services  12.2% - continued
Virgin Media O2 Vendor Financing
Notes VI DAC
$ 1,040,000 8.500%,  3/15/2033
h
$ 908,775
Virgin Media Secured Finance plc
2,335,000 5.500%,  5/15/2029
h
2,239,452
VZ Secured Financing BV
2,661,000 5.000%,  1/15/2032
h
2,280,999
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
1,521,000 8.250%,  10/1/2031
h
1,589,684
Zegona Finance plc
1,334,000 8.625%,  7/15/2029
h
1,397,429
Ziggo Bond Company BV
987,000 5.125%,  2/28/2030
h,i
846,930
Total 103,973,567
Consumer Cyclical  17.1%
1011778 B.C., ULC/New Red
Finance, Inc.
3,006,000 5.625%,  9/15/2029
h
3,012,547
1,985,000 4.000%,  10/15/2030
h
1,865,751
Adient Global Holdings, Ltd.
1,420,000 7.500%,  2/15/2033
h,i
1,435,627
Advance Auto Parts, Inc.
848,000 7.000%,  8/1/2030
h
859,064
848,000 7.375%,  8/1/2033
h,i
858,854
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
820,000 6.000%,  6/1/2029
h,i
792,347
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,160,000 4.625%,  6/1/2028
h
1,132,650
1,560,000 4.625%,  6/1/2028
h
1,524,144
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
h
1,209,149
American Axle & Manufacturing,
Inc.
1,506,000 5.000%,  10/1/2029
i
1,436,640
1,710,000 7.750%,  10/15/2033
h
1,664,682
Arches Buyer, Inc.
1,732,000 6.125%,  12/1/2028
h,i
1,658,749
Asbury Automotive Group, Inc.
540,000 5.000%,  2/15/2032
h
511,387
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
h
755,774
1,410,000 4.625%,  4/1/2030
h
1,308,663
Aston Martin Capital Holdings, Ltd.
780,000 10.000%,  3/31/2029
h
586,950
Bath & Body Works, Inc.
850,000 6.950%,  3/1/2033 820,198
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
990,000 9.500%,  7/1/2032
h
897,749
Beach Acquisition Bidco, LLC
832,698
0.000%,PIK 10.750%,
7/15/2033
h,j
886,838
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
1,380,000 5.125%,  4/15/2029
h,i
1,222,420
Boyd Gaming Corporation
1,325,000 4.750%,  6/15/2031
h
1,259,829

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.4% Value
Consumer Cyclical  17.1% - continued
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
$ 1,120,000 5.750%,  1/15/2033
h
$ 1,088,726
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
h
134,822
1,607,000 5.000%,  6/15/2029
h
1,524,715
350,000 4.875%,  2/15/2030
h
321,346
Caesars Entertainment, Inc.
1,814,000 4.625%,  10/15/2029
h,i
1,744,878
1,680,000 7.000%,  2/15/2030
h
1,700,748
944,000 6.500%,  2/15/2032
h
933,010
Carnival Corporation
1,130,000 5.125%,  5/1/2029
h
1,121,843
3,350,000 5.750%,  8/1/2032
h
3,348,911
Carriage Services, Inc.
1,040,000 4.250%,  5/15/2029
h
987,983
Carvana Company
1,278,418
9.000%,PIK 0.000%,
6/1/2030
h,j
1,329,878
1,734,900
9.000%,PIK 0.000%,
6/1/2031
h,j
1,875,954
Churchill Downs, Inc.
899,000 6.750%,  5/1/2031
h
915,902
Cyprium Corporation/Cyprium
Holdings Luxembourg SARL
1,040,000 6.125%,  4/15/2031
h
1,025,250
Dream Finders Homes, Inc.
1,420,000 6.875%,  9/15/2030
h
1,358,635
Flutter Treasury DAC
354,000 5.875%,  6/4/2031
h
350,704
Ford Motor Company
1,490,000 3.250%,  2/12/2032 1,294,141
Forestar Group, Inc.
1,710,000 6.500%,  3/15/2033
h
1,690,498
FORVIA SE
1,135,000 8.000%,  6/15/2030
h
1,172,635
1,420,000 6.750%,  9/15/2033
h,i
1,386,473
Gap, Inc.
1,165,000 3.625%,  10/1/2029
h
1,088,232
Garda World Security Corporation
1,040,000 6.000%,  6/1/2029
h,i
989,897
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,120,000 7.750%,  5/31/2032
h
1,159,676
General Motors Financial
Company, Inc.
1,606,000 5.750%,  9/30/2027
b,i,k
1,563,634
Genting New York, LLC/GENNY
Capital, Inc.
1,469,000 7.250%,  10/1/2029
h
1,474,912
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
2,120,000 8.750%,  1/15/2032
h
1,814,961
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
i
1,693,898
Group 1 Automotive, Inc.
904,000 6.375%,  1/15/2030
h
910,064
Hilton Domestic Operating
Company, Inc.
1,231,000 4.875%,  1/15/2030
i
1,212,411
1,195,000 3.625%,  2/15/2032
h
1,085,861
Principal
Amount Long-Term Fixed Income  92.4% Value
Consumer Cyclical  17.1% - continued
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
$ 1,094,000 5.000%,  6/1/2029
h
$ 1,038,797
Jacobs Entertainment, Inc.
1,612,000 6.750%,  2/15/2029
h
1,507,220
K Hovnanian Enterprises, Inc.
710,000 8.000%,  4/1/2031
h
701,966
KB Home
1,208,000 6.875%,  6/15/2027 1,219,066
1,123,000 4.000%,  6/15/2031 1,035,382
Kingpin Intermediate Holdings,
LLC
1,130,000 7.250%,  10/15/2032
h,i
998,440
L Brands, Inc.
1,559,000 5.250%,  2/1/2028 1,557,445
811,000 6.875%,  11/1/2035 797,758
Life Time, Inc.
1,178,000 6.000%,  11/15/2031
h
1,187,333
Light & Wonder International, Inc.
776,000 7.250%,  11/15/2029
h
791,054
1,700,000 6.250%,  10/1/2033
h
1,665,473
Lindblad Expeditions, LLC
1,660,000 7.000%,  9/15/2030
h
1,694,845
Lithia Motors, Inc.
1,130,000 4.625%,  12/15/2027
h
1,115,048
Live Nation Entertainment, Inc.
858,000 4.750%,  10/15/2027
h
852,667
Macy's Retail Holdings, LLC
850,000 7.375%,  8/1/2033
h,i
870,784
780,000 6.375%,  3/15/2037 689,051
1,130,000 4.300%,  2/15/2043
i
757,076
Marriott Ownership Resorts, Inc.
3,400,000 6.500%,  10/1/2033
h,i
3,232,851
Match Group Holdings II, LLC
1,710,000 6.125%,  9/15/2033
h
1,661,801
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
h
1,711,351
700,000 6.000%,  12/15/2033
h
657,338
Melco Resorts Finance, Ltd.
900,000 5.375%,  12/4/2029
h
864,385
775,000 7.625%,  4/17/2032
h
786,412
430,000 6.500%,  9/24/2033
h
412,706
MGM China Holdings, Ltd.
281,000 7.125%,  6/26/2031
h
286,577
MGM Resorts International
1,124,000 6.125%,  9/15/2029 1,130,660
Michaels Companies, Inc.
2,069,000 8.500%,  3/15/2033
h
2,014,159
1,552,000 11.000%,  3/15/2034
h
1,445,226
Millrose Properties, Inc.
1,700,000 6.375%,  8/1/2030
h
1,699,471
560,000 6.250%,  9/15/2032
h
549,700
Muvico, LLC
1,166,790
9.000%,PIK 6.000%,
2/19/2029
h,i,j
1,106,211
NCL Corporation, Ltd.
1,990,000 5.875%,  1/15/2031
h
1,933,416
2,417,000 6.750%,  2/1/2032
h
2,398,661
1,420,000 6.250%,  9/15/2033
h
1,377,881
Nissan Motor Acceptance
Company, LLC
1,700,000 5.625%,  9/29/2028
h
1,668,292

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.4% Value
Consumer Cyclical  17.1% - continued
$ 570,000 6.125%,  9/30/2030
h
$ 547,793
Penn Entertainment, Inc.
1,030,000 6.750%,  4/1/2031
h
1,000,356
PENN Entertainment, Inc.
1,040,000 4.125%,  7/1/2029
h,i
972,612
Petco Health and Wellness
Company, Inc.
780,000 8.250%,  2/1/2031
h,i
778,931
PetSmart, LLC/PetSmart Finance
Corporation
2,840,000 7.500%,  9/15/2032
h
2,853,831
850,000 10.000%,  9/15/2033
h
848,048
Phinia, Inc.
843,000 6.625%,  10/15/2032
h
856,818
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
2,220,000 3.375%,  8/31/2027
h
2,160,638
Rakuten Group, Inc.
281,000 11.250%,  2/15/2027
h
290,840
1,131,000 9.750%,  4/15/2029
h
1,205,191
850,000 8.125%,  12/15/2029
b,h,k
842,961
Raven Acquisition Holdings, LLC
1,100,000 6.875%,  11/15/2031
h
1,060,463
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
1,100,000 4.625%,  4/16/2029
h
945,370
Risewell Homes, Inc.
570,000 8.500%,  11/1/2030
h
557,358
S&S Holdings, LLC
1,302,000 8.375%,  10/1/2031
h
1,148,420
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
2,136,000 5.250%,  7/15/2029 2,043,135
Staples, Inc.
1,120,000 10.750%,  9/1/2029
h
1,035,798
Station Casinos, LLC
800,000 4.500%,  2/15/2028
h
784,110
700,000 4.625%,  12/1/2031
h,i
653,583
Taylor Morrison Communities, Inc.
705,000 5.750%,  11/15/2032
h
705,617
Tenneco, Inc.
1,485,000 8.000%,  11/17/2028
h
1,479,718
Vail Resorts, Inc.
740,000 5.625%,  7/15/2030
h
733,878
VF Corporation
850,000 6.000%,  10/15/2033
i
850,754
Victoria's Secret & Company
1,414,000 4.625%,  7/15/2029
h
1,347,518
Viking Cruises, Ltd.
2,257,000 5.875%,  10/15/2033
h
2,228,363
Wayfair, LLC
1,575,000 7.750%,  9/15/2030
h
1,639,791
Wyndham Hotels & Resorts, Inc.
520,000 5.625%,  3/1/2033
h
511,668
Wynn Macau, Ltd.
1,700,000 6.750%,  2/15/2034
h
1,659,070
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
2,977,000 7.125%,  2/15/2031
h
3,120,625
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
h
1,068,061
Principal
Amount Long-Term Fixed Income  92.4% Value
Consumer Cyclical  17.1% - continued
$ 1,265,000 6.750%,  4/23/2030
h
$ 1,223,739
1,040,000 6.875%,  4/23/2032
h
988,107
Total 145,560,278
Consumer Non-Cyclical  11.0%
1261229 B.C., Ltd.
3,682,000 10.000%,  4/15/2032
h
3,769,794
Acadia Healthcare Company, Inc.
850,000 5.000%,  4/15/2029
h
827,569
1,310,000 7.375%,  3/15/2033
h,i
1,341,210
AdaptHealth, LLC
3,039,000 4.625%,  8/1/2029
h
2,895,417
Albertsons Companies, Inc.
780,000 5.625%,  3/31/2032
h
767,923
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
560,000 5.500%,  3/31/2031
h
553,656
400,000 6.250%,  3/15/2033
h
402,682
2,600,000 5.750%,  3/31/2034
h
2,543,700
Bausch + Lomb Corporation
472,000 8.375%,  10/1/2028
h
487,340
Bausch Health Companies, Inc.
680,000 4.875%,  6/1/2028
h,i
622,683
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
h
1,257,327
BioMarin Pharmaceutical, Inc.
1,560,000 5.500%,  2/15/2034
h
1,535,908
Chobani Holdco II, LLC
612,303
0.000%,PIK 9.500%,
10/1/2029
h,j
651,427
CHS/Community Health Systems,
Inc.
1,220,000 6.125%,  4/1/2030
h,i
1,060,747
1,299,000 4.750%,  2/15/2031
h
1,197,579
897,000 10.875%,  1/15/2032
h
962,356
2,270,000 9.750%,  1/15/2034
h
2,355,961
Concentra Health Services, Inc.
1,095,000 6.875%,  7/15/2032
h,i
1,132,081
CVS Health Corporation
1,129,000 7.000%,  3/10/2055
b
1,163,534
DaVita, Inc.
2,070,000 6.875%,  9/1/2032
h
2,120,563
Embecta Corporation
1,691,000 5.000%,  2/15/2030
h,i
1,564,186
Encompass Health Corporation
1,238,000 4.500%,  2/1/2028 1,227,011
Endo Finance Holdings, LP
1,885,000 8.500%,  4/15/2031
h,i
1,973,735
Energizer Holdings, Inc.
1,300,000 4.375%,  3/31/2029
h
1,236,968
1,110,000 6.000%,  9/15/2033
h,i
1,039,552
Fiesta Purchaser, Inc.
1,123,000 9.625%,  9/15/2032
h
1,143,743
Genmab AS/Genmab Finance,
LLC
1,690,000 6.250%,  12/15/2032
h
1,732,642
420,000 7.250%,  12/15/2033
h
439,627
Grifols SA
1,840,000 4.750%,  10/15/2028
h
1,802,224
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,233,000 4.875%,  6/1/2029
h
2,089,517

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.4% Value
Consumer Non-Cyclical  11.0% - continued
Industrial F&B Investments III, Inc.
$ 971,000 7.750%,  2/11/2033
h
$ 981,053
Insulet Corporation
794,000 6.500%,  4/1/2033
h
810,437
IQVIA, Inc.
2,264,000 6.250%,  6/1/2032
h
2,299,072
Jazz Securities DAC
1,130,000 4.375%,  1/15/2029
h
1,102,066
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
733,000 9.000%,  2/15/2029
h
763,090
Lamb Weston Holdings, Inc.
839,000 4.375%,  1/31/2032
h
779,391
LifePoint Health, Inc.
811,000 5.375%,  1/15/2029
h,i
782,090
895,000 9.875%,  8/15/2030
h
946,473
1,082,000 10.000%,  6/1/2032
h
1,104,971
Medline Borrower, LP
2,331,000 5.250%,  10/1/2029
h
2,310,472
Newell Brands, Inc.
306,000 6.375%,  9/15/2027 307,496
796,000 6.625%,  9/15/2029
i
776,963
2,205,000 6.375%,  5/15/2030
i
2,116,612
850,000 6.625%,  5/15/2032
i
813,436
Organon & Company/Organon
Foreign Debt Co-Issuer BV
1,280,000 5.125%,  4/30/2031
h
1,043,187
Performance Food Group, Inc.
1,404,000 4.250%,  8/1/2029
h
1,348,632
1,685,000 6.125%,  9/15/2032
h
1,688,112
Perrigo Finance Unlimited
Company
1,092,000 4.900%,  6/15/2030 985,794
1,732,000 6.125%,  9/30/2032
i
1,580,330
Post Holdings, Inc.
1,560,000 4.500%,  9/15/2031
h
1,450,506
1,620,000 6.250%,  10/15/2034
h
1,586,314
1,690,000 6.500%,  3/15/2036
h
1,655,052
Prime Healthcare Services, Inc.
2,580,000 9.375%,  9/1/2029
h
2,675,460
Radiology Partners, Inc.
1,700,000 8.500%,  7/15/2032
h
1,723,579
Select Medical Corporation
850,000 6.250%,  12/1/2032
h,i
810,133
Simmons Foods, Inc.
2,570,000 4.625%,  3/1/2029
h
2,473,332
Sotera Health Holdings, LLC
1,122,000 7.375%,  6/1/2031
h
1,158,996
Spectrum Brands, Inc.
196,000 3.875%,  3/15/2031
h
169,171
Star Parent, Inc.
1,856,000 9.000%,  10/1/2030
h
1,922,818
Surgery Center Holdings, Inc.
1,930,000 7.250%,  4/15/2032
h,i
1,895,594
TEAM Services Holding, Inc.
1,550,000 9.000%,  2/15/2033
h,i
1,519,844
Tenet Healthcare Corporation
4,497,000 5.125%,  11/1/2027 4,492,598
1,100,000 6.750%,  5/15/2031 1,124,346
1,834,000 5.500%,  11/15/2032
h
1,817,085
282,000 6.000%,  11/15/2033
h
285,341
Principal
Amount Long-Term Fixed Income  92.4% Value
Consumer Non-Cyclical  11.0% - continued
US Acute Care Solutions, LLC
$ 1,693,000 9.750%,  5/15/2029
h
$ 1,635,520
Whirlpool Corporation
570,000 6.125%,  6/15/2030 556,535
Total 93,390,563
Energy  11.6%
Aethon United BR, LP/Aethon
United Finance Corporation
734,000 7.500%,  10/1/2029
h
765,536
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
2,126,000 5.375%,  6/15/2029
h
2,119,183
Archrock Partners, LP/Archrock
Partners Finance Corporation
1,330,000 6.250%,  4/1/2028
h
1,330,000
Archrock Services, LP/Archrock
Partners Finance Corporation
1,040,000 6.000%,  2/1/2034
h
1,029,666
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,130,000 6.625%,  7/15/2033
h
1,149,404
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,281,000 7.000%,  7/15/2029
h
1,323,363
Borr IHC, Ltd./Borr Finance, LLC
904,879 10.000%,  11/15/2028
h
927,158
Buckeye Partners, LP
1,050,000 4.500%,  3/1/2028
h
1,032,646
1,132,000 6.750%,  2/1/2030
h,i
1,168,236
California Resources Corporation
276,000 8.250%,  6/15/2029
h
288,759
630,000 7.000%,  1/15/2034
h,i
635,142
CNX Resources Corporation
818,000 7.375%,  1/15/2031
h
840,503
390,000 5.875%,  3/1/2034
h
379,812
Comstock Resources, Inc.
2,630,000 5.875%,  1/15/2030
h
2,544,707
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
3,075,000 5.500%,  6/15/2031
h
2,998,871
Crescent Energy Finance, LLC
819,000 7.750%,  7/31/2029
h
825,142
1,089,000 7.625%,  4/1/2032
h
1,105,149
1,130,000 7.875%,  4/15/2032
h
1,154,472
562,000 7.375%,  1/15/2033
h
561,859
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
946,000 8.625%,  3/15/2029
h
978,891
1,410,000 7.375%,  6/30/2033
h
1,421,656
Diamond Foreign Asset Company/
Diamond Finance, LLC
566,000 8.500%,  10/1/2030
h
597,946
Energy Transfer, LP
1,980,000 6.500%,  2/15/2056
b
1,956,198
Excelerate Energy, LP
791,000 8.000%,  5/15/2030
h
827,865
Genesis Energy LP/Genesis
Energy Finance Corporation
1,280,000 8.875%,  4/15/2030 1,336,584
2,320,000 7.875%,  5/15/2032 2,385,911
650,000 6.750%,  3/15/2034 646,929

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.4% Value
Energy  11.6% - continued
Global Partners, LP/GLP Finance
Corporation
$ 420,000 7.125%,  7/1/2033
h
$ 423,428
Harvest Midstream I, LP
2,707,000 7.500%,  9/1/2028
h
2,733,261
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
h
1,542,304
Hilcorp Energy I, LP/Hilcorp
Finance Company
851,000 5.750%,  2/1/2029
h
839,096
1,505,000 6.000%,  2/1/2031
h
1,462,757
1,750,000 6.250%,  4/15/2032
h
1,693,700
Howard Midstream Energy
Partners, LLC
1,225,000 7.375%,  7/15/2032
h
1,266,708
1,420,000 6.625%,  1/15/2034
h
1,425,399
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
h
1,939,815
Kodiak Gas Services, LLC
850,000 6.500%,  10/1/2033
h
859,182
Kraken Oil & Gas Partners, LLC
515,000 7.625%,  8/15/2029
h,i
525,902
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
f,g
374
Moss Creek Resources Holdings,
Inc.
379,000 8.250%,  9/1/2031
h
378,765
Nabors Industries, Inc.
768,000 9.125%,  1/31/2030
h
806,393
562,000 8.875%,  8/15/2031
h,i
585,479
560,000 7.625%,  11/15/2032
h
573,243
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
628,000 8.125%,  2/15/2029
h
646,933
1,347,000 8.375%,  2/15/2032
h
1,388,143
Noble Finance II, LLC
1,629,000 8.000%,  4/15/2030
h
1,677,197
Northern Oil and Gas, Inc.
1,302,000 8.750%,  6/15/2031
h,i
1,353,878
NuStar Logistics, LP
1,226,000 6.375%,  10/1/2030 1,267,680
PBF Holding Company, LLC/PBF
Finance Corporation
1,185,000 6.000%,  2/15/2028 1,179,611
1,700,000 7.875%,  9/15/2030
h,i
1,745,750
Permian Resources Operating,
LLC
1,189,000 7.000%,  1/15/2032
h
1,231,204
Prairie Acquiror, LP
1,261,000 9.000%,  8/1/2029
h
1,302,595
Rockies Express Pipeline, LLC
1,610,000 4.950%,  7/15/2029
h
1,569,853
Saturn Oil & Gas, Inc.
411,000 9.625%,  6/15/2029
h,i
430,238
SESI, LLC
1,130,000 7.875%,  9/30/2030
h
1,152,275
SM Energy Company
1,164,000 8.750%,  7/1/2031
h
1,216,720
450,000 7.000%,  8/1/2032
h,i
459,492
1,698,000 9.625%,  6/15/2033
h
1,875,816
1,040,000 6.625%,  4/15/2034
h
1,037,062
Sunoco, LP
1,134,000 5.875%,  7/15/2027
h
1,133,325
809,000 6.625%,  8/15/2032
h
821,675
Principal
Amount Long-Term Fixed Income  92.4% Value
Energy  11.6% - continued
$ 1,040,000 5.625%,  7/15/2034
h
$ 1,024,094
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,170,147
850,000 4.500%,  4/30/2030 819,433
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,978,000 6.750%,  3/15/2034
h
2,992,911
Talos Production, Inc.
472,000 9.000%,  2/1/2029
h
491,311
TGNR Intermediate Holdings, LLC
2,143,000 5.500%,  10/15/2029
h
2,095,323
Transocean International, Ltd.
1,430,000 8.250%,  5/15/2029
h
1,477,553
1,845,000 8.500%,  5/15/2031
h,i
1,935,032
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,140,000 6.250%,  10/1/2033
h
1,136,415
Valaris, Ltd.
1,097,000 8.375%,  4/30/2030
h
1,136,702
Venture Global LNG, Inc.
1,076,000 8.125%,  6/1/2028
h
1,100,448
1,800,000 9.000%,  9/30/2029
b,h,k
1,792,883
2,247,000 7.000%,  1/15/2030
h,i
2,294,306
3,872,000 8.375%,  6/1/2031
h,i
4,026,785
Venture Global Plaquemines LNG,
LLC
840,000 6.125%,  12/15/2030
h
863,878
850,000 7.500%,  5/1/2033
h
934,323
1,690,000 6.500%,  1/15/2034
h
1,761,731
840,000 6.500%,  6/15/2034
h
874,400
Total 98,804,516
Financials  12.3%
Acrisure, LLC/Acrisure Finance,
Inc.
1,590,000 6.000%,  8/1/2029
h
1,493,018
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
842,000 6.950%,  3/10/2055
b
861,768
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
2,083,000 6.750%,  10/15/2027
h
2,081,413
855,000 6.750%,  4/15/2028
h
859,660
843,000 5.875%,  11/1/2029
h,i
815,627
390,000 7.000%,  1/15/2031
h
393,320
Ally Financial, Inc.
541,000 2.200%,  11/2/2028 509,197
AmWINS Group, Inc.
1,052,000 4.875%,  6/30/2029
h
1,007,777
Avolon Holdings Funding, Ltd.
460,000 2.528%,  11/18/2027
h
444,411
Azorra Finance, Ltd.
900,000 7.250%,  1/15/2031
h
908,721
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
842,000 7.125%,  5/15/2031
h
846,268
Bank of America Corporation
570,000 6.250%,  7/26/2030
b,k
573,433

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.4% Value
Financials  12.3% - continued
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
$ 380,000 7.625%,  2/11/2035
b,h
$ 392,350
BNP Paribas SA
421,000 4.625%,  1/12/2027
b,h,k
414,544
570,000 7.450%,  6/27/2035
b,h,i,k
572,157
Burford Capital Global Finance,
LLC
2,222,000 9.250%,  7/1/2031
h
2,005,355
990,000 7.500%,  7/15/2033
h
824,175
210,000 8.500%,  1/15/2034
h
180,331
Citigroup, Inc.
405,000 6.250%,  8/15/2026
b,k
405,228
570,000 6.875%,  8/15/2030
b,k
574,023
Constellation Insurance, Inc.
384,000 6.800%,  1/24/2030
h
384,462
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,990,000 5.950%,  9/17/2030
h
1,868,619
Encore Capital Group, Inc.
2,270,000 6.625%,  4/15/2031
h
2,258,650
FirstCash, Inc.
1,610,000 4.625%,  9/1/2028
h
1,581,685
842,000 5.625%,  1/1/2030
h
837,326
Freedom Mortgage Holdings, LLC
1,925,000 9.250%,  2/1/2029
h
1,951,161
840,000 6.875%,  5/1/2031
h
785,323
570,000 8.375%,  4/1/2032
h
560,706
1,140,000 7.875%,  4/1/2033
h
1,068,833
FTAI Aviation Investors, LLC
1,839,000 7.000%,  5/1/2031
h
1,885,214
1,121,000 7.000%,  6/15/2032
h
1,149,155
GGAM Finance, Ltd.
911,000 8.000%,  2/15/2027
h
919,381
791,000 8.000%,  6/15/2028
h
820,945
634,000 6.875%,  4/15/2029
h
648,103
Global Aircraft Leasing Company,
Ltd.
2,050,000 8.750%,  9/1/2027
h
2,079,807
Global Net Lease, Inc.
501,000 4.500%,  9/30/2028
h
485,460
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,770,000 3.750%,  12/15/2027
h
2,684,066
goeasy, Ltd.
780,000 9.250%,  12/1/2028
h
725,486
1,980,000 6.875%,  2/15/2031
h,i
1,592,920
Howard Hughes Corporation
512,000 4.125%,  2/1/2029
h
484,295
650,000 5.875%,  3/1/2032
h
625,486
HSBC Holdings plc
871,000 6.875%,  9/11/2029
b,k
876,943
HUB International, Ltd.
1,173,000 5.625%,  12/1/2029
h
1,137,863
380,000 7.250%,  6/15/2030
h
389,273
624,000 7.375%,  1/31/2032
h
636,457
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,074,000 5.250%,  5/15/2027 2,032,328
Principal
Amount Long-Term Fixed Income  92.4% Value
Financials  12.3% - continued
Intesa Sanpaolo SPA
$ 541,000 4.198%,  6/1/2032
b,h
$ 506,036
Jane Street Group/JSG Finance,
Inc.
477,000 4.500%,  11/15/2029
h
462,312
505,000 7.125%,  4/30/2031
h
519,118
1,280,000 6.125%,  11/1/2032
h
1,265,778
1,700,000 6.750%,  5/1/2033
h
1,724,766
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
h
560,049
1,121,000 6.625%,  10/15/2031
h
1,068,760
Jefferson Capital Holdings, LLC
1,961,000 9.500%,  2/15/2029
h
2,057,499
710,000 8.250%,  5/15/2030
h
738,914
JPMorgan Chase & Company
406,000 3.650%,  6/1/2026
b,k
404,138
1,966,000
6.437%,  (TSFR3M +
2.745%), 7/1/2026
b,k
1,968,481
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
1,267,000 4.750%,  6/15/2029
h
1,228,068
Liberty Mutual Group, Inc.
252,000 4.125%,  12/15/2051
b,h
246,180
Macquarie AirFinance Holdings,
Ltd.
1,070,000 6.400%,  3/26/2029
h
1,108,650
Midcap Financial Issuer Trust
812,000 6.500%,  5/1/2028
h
787,952
MPT Operating Partnership, LP/
MPT Finance Corporation
1,444,000 4.625%,  8/1/2029
i
1,122,753
790,000 8.500%,  2/15/2032
h
800,911
NatWest Group plc
541,000 8.125%,  11/10/2033
b,k
585,647
Navient Corporation
512,000 5.500%,  3/15/2029
i
469,275
Nippon Life Insurance Company
570,000 6.500%,  4/30/2055
b,h
587,713
OneMain Finance Corporation
1,678,000 3.500%,  1/15/2027 1,646,310
1,135,000 6.750%,  3/15/2032 1,101,219
2,400,000 7.125%,  9/15/2032 2,363,655
1,690,000 6.750%,  9/15/2033 1,620,461
Osaic Holdings, Inc.
1,190,000 6.750%,  8/1/2032
h
1,190,149
1,090,000 8.000%,  8/1/2033
h
1,076,050
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
1,353,000 4.875%,  5/15/2029
h
1,298,740
PennyMac Financial Services, Inc.
1,700,000 6.875%,  5/15/2032
h
1,640,487
730,000 6.875%,  2/15/2033
h
698,418
Phoenix Aviation Capital, Ltd.
1,360,000 9.250%,  7/15/2030
h
1,368,554
PNC Financial Services Group,
Inc.
842,000 3.400%,  9/15/2026
b,k
828,690
PRA Group, Inc.
1,598,000 8.375%,  2/1/2028
h
1,608,926

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.4% Value
Financials  12.3% - continued
RHP Hotel Properties, LP/RHP
Finance Corporation
$ 842,000 4.500%,  2/15/2029
h
$ 816,231
Rithm Capital Corporation
2,100,000 8.000%,  7/15/2030
h
2,026,880
RLJ Lodging Trust, LP
891,000 4.000%,  9/15/2029
h,i
834,498
Rocket Companies, Inc.
818,000 6.500%,  8/1/2029
h
827,207
850,000 6.125%,  8/1/2030
h
857,843
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
3,282,000 3.875%,  3/1/2031
h
3,028,558
945,000 4.000%,  10/15/2033
h
847,067
Ryan Specialty, LLC
1,685,000 5.875%,  8/1/2032
h
1,665,394
SLM Corporation
570,000 6.500%,  1/31/2030 559,576
Societe Generale SA
845,000 8.125%,  11/21/2029
b,h,k
869,732
520,000 7.125%,  7/15/2035
b,h,k
499,874
Starwood Property Trust, Inc.
850,000 5.250%,  10/15/2028
h
840,310
1,140,000 6.500%,  10/15/2030
h
1,156,204
424,000 5.750%,  1/15/2031
h
418,700
Stonebriar ABF Issuer, LLC
680,000 8.125%,  12/15/2030
h
702,877
Stonex Escrow Issuer, LLC
1,690,000 6.875%,  7/15/2032
h
1,707,960
Synchrony Financial
403,000 7.250%,  2/2/2033 411,617
UBS Group AG
1,420,000 7.000%,  2/10/2030
b,h,k
1,406,330
United Wholesale Mortgage, LLC
1,975,000 5.500%,  4/15/2029
h
1,848,573
UWM Holdings, LLC
707,000 6.625%,  2/1/2030
h
666,822
Vornado Realty, LP
519,000 5.750%,  2/1/2033
i
508,946
XHR, LP
840,000 4.875%,  6/1/2029
h
813,747
423,000 6.625%,  5/15/2030
h
427,063
Total 105,029,391
Technology  7.8%
Amentum Holdings, Inc.
1,228,000 7.250%,  8/1/2032
h
1,270,747
APLD ComputeCo 2, LLC
1,030,000 6.750%,  3/15/2031
h
1,022,501
APLD ComputeCo, LLC
650,000 9.250%,  12/15/2030
h
669,709
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
h
2,151,325
Black Pearl Compute, LLC
908,000 6.125%,  2/15/2031
h
924,160
Block, Inc.
1,140,000 5.625%,  8/15/2030
h
1,133,700
3,086,000 6.500%,  5/15/2032 3,114,178
1,130,000 6.000%,  8/15/2033
h
1,111,336
CACI International, Inc.
528,000 6.375%,  6/15/2033
h
537,465
Cipher Compute, LLC
980,000 7.125%,  11/15/2030
h
1,015,308
Principal
Amount Long-Term Fixed Income  92.4% Value
Technology  7.8% - continued
Clarivate Science Holdings
Corporation
$ 1,040,000 3.875%,  7/1/2028
h
$ 981,466
Cloud Software Group, Inc.
3,424,000 6.500%,  3/31/2029
h
3,340,353
3,182,000 9.000%,  9/30/2029
h
3,069,591
Coherent Corporation
902,000 5.000%,  12/15/2029
h
884,702
CoreWeave, Inc.
1,370,000 9.250%,  6/1/2030
h
1,331,173
850,000 9.000%,  2/1/2031
h
808,791
Diebold Nixdorf, Inc.
1,130,000 7.750%,  3/31/2030
h
1,175,017
Fair Isaac Corporation
1,130,000 6.000%,  5/15/2033
h
1,108,780
1,030,000 6.250%,  9/15/2034
h
1,013,039
Flash Compute, LLC
650,000 7.250%,  12/31/2030
h
654,414
Gen Digital, Inc.
1,724,000 7.125%,  9/30/2030
h
1,740,685
570,000 6.250%,  4/1/2033
h
554,106
ION Platform Finance US, Inc.
990,000 7.875%,  9/30/2032
h
766,285
ION Platform Finance US, Inc./ION
Platform Finance SARL
851,000 8.750%,  5/1/2029
h
791,392
850,000 9.000%,  8/1/2029
h
788,012
Iron Mountain, Inc.
3,225,000 5.250%,  3/15/2028
h
3,206,777
890,000 5.000%,  7/15/2028
h
880,518
1,560,000 5.250%,  7/15/2030
h
1,515,629
940,000 4.500%,  2/15/2031
h
882,700
Kioxia Holdings Corporation
1,280,000 6.250%,  7/24/2030
h
1,300,645
990,000 6.625%,  7/24/2033
h
1,017,547
McAfee Corporation
1,245,000 7.375%,  2/15/2030
h,i
1,028,608
NCR Atleos Corporation
633,000 9.500%,  4/1/2029
h
677,590
NCR Voyix Corporation
474,000 5.000%,  10/1/2028
h
456,712
660,000 5.125%,  4/15/2029
h
631,262
Neptune Bidco US, Inc.
2,199,000 9.290%,  4/15/2029
h
2,205,109
705,000 10.375%,  5/15/2031
h
711,351
310,000 9.500%,  2/15/2033
h
300,774
Open Text Corporation
2,284,000 3.875%,  12/1/2029
h
2,041,107
Open Text Holdings, Inc.
1,578,000 4.125%,  2/15/2030
h
1,409,987
Pitney Bowes, Inc.
396,000 6.875%,  3/15/2027
h
395,477
RingCentral, Inc.
1,960,000 8.500%,  8/15/2030
h
2,050,511
Rocket Software, Inc.
953,000 9.000%,  11/28/2028
h
951,569
Sabre GLBL, Inc.
570,000 11.125%,  7/15/2030
h
483,793
Seagate Data Storage Technology,
Private Ltd.
2,483,000 4.091%,  6/1/2029
h
2,403,156
Sensata Technologies BV
1,469,000 4.000%,  4/15/2029
h
1,417,526

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.4% Value
Technology  7.8% - continued
Sensata Technologies, Inc.
$ 450,000 3.750%,  2/15/2031
h
$ 417,384
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,628,000 6.750%,  8/15/2032
h
1,600,886
SS&C Technologies, Inc.
1,683,000 6.500%,  6/1/2032
h
1,683,057
SV RNO Property Owner 1, LLC
910,000 5.875%,  3/1/2031
h
899,528
UKG, Inc.
1,571,000 6.875%,  2/1/2031
h
1,535,363
Viavi Solutions, Inc.
978,000 3.750%,  10/1/2029
h
917,589
WULF Compute, LLC
1,270,000 7.750%,  10/15/2030
h
1,341,984
Total 66,322,374
Transportation  1.8%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
133,667 5.500%,  4/20/2026
h
133,718
1,241,000 5.750%,  4/20/2029
h
1,234,212
Avianca Midco 2 plc
528,712 9.000%,  12/1/2028
h
511,529
1,040,000 9.500%,  1/28/2031
h
954,200
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
h,i
960,615
DCLI Bidco, LLC
757,000 7.750%,  11/15/2029
h
765,463
OneSky Flight, LLC
1,694,000 8.875%,  12/15/2029
h
1,748,572
Rand Parent, LLC
1,974,000 8.500%,  2/15/2030
h,i
2,026,360
RXO, Inc.
1,160,000 6.375%,  5/15/2031
h
1,113,029
Star Leasing Company, LLC
1,280,000 7.625%,  2/15/2030
h
1,184,536
Stena International SA
1,255,000 7.250%,  1/15/2031
h
1,268,214
United Airlines Holdings, Inc.
520,000 4.875%,  3/1/2029 508,602
1,167,000 5.375%,  3/1/2031 1,142,863
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
461,000 7.875%,  5/1/2027
h
454,998
1,441,000 6.375%,  2/1/2030
h,i
1,244,460
Total 15,251,371
Utilities  3.6%
AES Corporation
541,000 7.600%,  1/15/2055
b
536,628
Algonquin Power & Utilities
Corporation
2,145,000 4.750%,  1/18/2082
b
2,086,187
Alpha Generation, LLC
719,000 6.750%,  10/15/2032
h
729,521
Dominion Energy, Inc.
541,000 7.000%,  6/1/2054
b
572,210
Duke Energy Corporation
550,000 6.450%,  9/1/2054
b,i
567,953
Edison International
711,000 5.000%,  12/15/2026
b,k
704,495
Principal
Amount Long-Term Fixed Income  92.4% Value
Utilities  3.6% - continued
Hawaiian Electric Company, Inc.
$ 570,000 6.000%,  10/1/2033
h
$ 569,277
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
h
995,272
Lightning Power, LLC
1,230,000 7.250%,  8/15/2032
h
1,278,558
Long Ridge Energy, LLC
1,700,000 8.750%,  2/15/2032
h
1,783,492
NiSource, Inc.
365,000 6.375%,  3/31/2055
b
372,977
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
h
1,326,677
671,000 6.000%,  2/1/2033
h
671,171
2,830,000 5.750%,  1/15/2034
h
2,791,581
671,000 6.250%,  11/1/2034
h
676,349
PG&E Corporation
634,000 7.375%,  3/15/2055
b
638,067
Talen Energy Supply, LLC
1,868,000 8.625%,  6/1/2030
h
1,959,676
560,000 6.250%,  2/1/2034
h
553,761
280,000 6.500%,  2/1/2036
h
281,941
TerraForm Power Operating, LLC
3,745,000 5.000%,  1/31/2028
h
3,703,712
TransAlta Corporation
1,690,000 5.875%,  2/1/2034 1,678,625
Vistra Corporation
4,065,000 7.000%,  12/15/2026
b,h,k
4,070,211
Vistra Operations Company, LLC
1,307,000 5.000%,  7/31/2027
h
1,302,388
VoltaGrid, LLC
710,000 7.375%,  11/1/2030
h
733,294
Total 30,584,023
Total Long-Term Fixed Income
(cost $793,537,814) 786,568,513
Shares
Collateral Held for Securities
Loaned 9.1% Value
77,263,410 Thrivent Cash Management Trust 77,263,410
Total Collateral Held for
Securities Loaned
(cost $77,263,410) 77,263,410
Shares Preferred Stock 0.2% Value
Capital Goods  0.2%
21,904 Boeing Company, Convertible,
6.000% 1,421,131
Total 1,421,131
Total Preferred Stock
(cost $1,205,057) 1,421,131
Shares Common Stock 0.1% Value
Communications Services  0.1%
18,123 Altice Luxco 3
c,l
301,645
Total 301,645

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  0.1% Value
Consumer Non-Cyclical  <0.1%
24,974 Modivcare Buyer, LLC
c,l
$ 137,357
Total 137,357
Total Common Stock
(cost $453,236) 439,002
Shares or
Principal
Amount Short-Term Investments 3.3% Value
State Street Institutional U.S.
Government Money Market
Fund
28,288,559 3.602%
m
28,288,559
Total Short-Term Investments
(cost $28,288,559) 28,288,559
Total Investments (cost
$922,613,108) 107.6% $915,694,613
Other Assets and Liabilities, Net
(7.6%) (64,387,126)
Total Net Assets 100.0% $851,307,487
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $692,766,347 or 81.4%
of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2026.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of March 31, 2026 was $19,821 or 0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
March 31, 2026.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
March 31, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 74,605,538
Total lending $74,605,538
Gross amount payable upon return of
collateral for securities loaned $77,263,410
Net amounts due to counterparty $2,657,872
Definitions:
DAC - Designated Activity Company
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,591,977 – 3,015,130 1,576,847
Capital Goods 3,870,225 – 3,870,225 –
Communications Services 4,549,813 – 4,549,813 –
Consumer Cyclical 2,682,780 – 2,682,780 –
Consumer Non-Cyclical 2,722,143 – 2,722,143 –
Financials 896,601 – 258,201 638,400
Technology 748,916 – 748,916 –
Transportation 1,651,543 – 1,651,543 –
Long-Term Fixed Income
Basic Materials 43,841,825 – 43,841,822 3
Capital Goods 83,810,605 – 83,810,605 –
Communications Services 103,973,567 – 103,973,567 –
Consumer Cyclical 145,560,278 – 145,560,278 –
Consumer Non-Cyclical 93,390,563 – 93,390,563 –
Energy 98,804,516 – 98,804,516 –
Financials 105,029,391 – 105,029,391 –
Technology 66,322,374 – 66,322,374 –
Transportation 15,251,371 – 15,251,371 –
Utilities 30,584,023 – 30,584,023 –
Preferred Stock
Capital Goods 1,421,131 1,421,131 – –
Common Stock
Communications Services 301,645 – – 301,645
Consumer Non-Cyclical 137,357 – – 137,357
Short-Term Investments 28,288,559 28,288,559 – –
Subtotal Investments in Securities $838,431,203 $29,709,690 $806,067,261 $2,654,252
Other Investments  * Total
Collateral Held for Securities Loaned 77,263,410
Subtotal Other Investments $77,263,410
Total Investments at Value $915,694,613
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $36,054 $91,346 $50,137 $77,263 77,263 9.1%
Total Collateral Held for Securities Loaned 36,054 77,263 9.1
Total Value $36,054 $77,263
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $ – $– $ – $70
Total Affiliated Income from Securities Loaned, Net $70
Total Value $– $– $ –

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 96.7% Value
Basic Materials  1.4%
Anglo American Capital plc
$ 3,050,000 5.750%,  4/5/2034
a
$ 3,139,293
Eastman Chemical Company
3,050,000 5.000%,  8/1/2029 3,077,980
First Quantum Minerals, Ltd.
3,150,000 8.625%,  6/1/2031
a
3,266,059
FMC Corporation
2,650,000 8.450%,  11/1/2055
b,c
1,706,228
International Flavors & Fragrances,
Inc.
1,443,000 2.300%,  11/1/2030
a
1,285,549
Smurfit Kappa Treasury, ULC
1,300,000 5.777%,  4/3/2054
c
1,255,364
1,800,000 5.438%,  4/3/2034 1,823,776
Smurfit Westrock Financing DAC
1,200,000 5.418%,  1/15/2035 1,209,633
Total 16,763,882
Capital Goods  5.1%
Amphenol Corporation
2,050,000 4.400%,  2/15/2033 2,000,755
Amrize Finance US, LLC
2,250,000 4.950%,  4/7/2030 2,274,604
BAE Systems plc
625,000 5.500%,  3/26/2054
a
616,754
1,550,000 3.400%,  4/15/2030
a
1,486,273
1,600,000 1.900%,  2/15/2031
a
1,410,043
Boeing Company
1,250,000 5.805%,  5/1/2050 1,208,408
1,825,000 6.858%,  5/1/2054 2,008,549
1,950,000 5.930%,  5/1/2060 1,871,782
900,000 6.528%,  5/1/2034 980,408
3,000,000 5.705%,  5/1/2040 3,004,717
Carrier Global Corporation
1,550,000 2.700%,  2/15/2031 1,421,079
CNH Industrial Capital, LLC
2,150,000 4.550%,  4/10/2028 2,151,764
Eaton Corporation
750,000 4.800%,  3/6/2036 740,470
GE Vernova, Inc.
1,100,000 4.875%,  2/4/2036 1,090,223
General Dynamics Corporation
2,100,000 4.950%,  8/15/2035 2,114,277
General Electric Company
800,000 4.900%,  1/29/2036 800,646
GFL Environmental Holdings US,
Inc.
2,350,000 5.500%,  2/1/2034
a
2,304,870
GFL Environmental, Inc.
3,700,000 6.750%,  1/15/2031
a
3,828,861
Honeywell Aerospace, Inc.
800,000 5.732%,  3/16/2056
a
790,761
1,450,000 4.950%,  3/16/2036
a
1,438,694
Howmet Aerospace, Inc.
900,000 4.550%,  11/15/2032 888,344
1,900,000 5.950%,  2/1/2037 2,025,885
Lockheed Martin Corporation
2,300,000 5.000%,  8/15/2035 2,320,712
Northrop Grumman Corporation
1,550,000 4.700%,  3/15/2033 1,548,306
2,200,000 4.750%,  6/1/2043 1,986,383
Regal Rexnord Corporation
2,100,000 6.050%,  4/15/2028 2,153,866
Principal
Amount Long-Term Fixed Income  96.7% Value
Capital Goods  5.1% - continued
$ 1,800,000 6.300%,  2/15/2030 $ 1,885,990
RTX Corporation
1,000,000 3.030%,  3/15/2052 634,896
1,150,000 6.400%,  3/15/2054 1,240,061
1,850,000 6.000%,  3/15/2031 1,966,367
1,150,000 6.100%,  3/15/2034 1,238,376
925,000 4.450%,  11/16/2038 854,458
Spirit AeroSystems, Inc.
5,150,000 4.600%,  6/15/2028 5,151,406
Waste Connections, Inc.
3,400,000 5.000%,  3/1/2034 3,422,059
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
a
1,544,522
Total 62,405,569
Collateralized Mortgage Obligations  2.3%
Aspire Mortgage Trust
2,680,388
5.057%,  1/25/2066, Ser.
2026-1, Class A2
a,d
2,661,803
BRAVO Residential Funding Trust
2,671,069
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,d
2,651,089
Cross Mortgage Trust
2,681,644
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
a,d
2,655,982
GCAT Trust
3,903,552
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
a,b
3,945,027
GMAC Mortgage Corporation
Loan Trust
79,988
4.288%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
36,551
J.P. Morgan Mortgage Trust
2,700,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
a,b
2,681,593
Morgan Stanley Residential
Mortgage Loan Trust
2,678,245
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,d
2,654,704
2,025,000
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,d
2,019,174
1,332,119
5.032%,  12/25/2070, Ser.
2026-NQM1, Class A2
a,d
1,320,026
PMT Loan Trust
4,413,074
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
4,459,963
2,600,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
2,620,943
Total 27,706,855
Communications Services  5.7%
American Tower Corporation
3,300,000 5.650%,  3/15/2033 3,408,237
1,500,000 5.350%,  3/15/2035 1,509,730
AppLovin Corporation
3,550,000 5.375%,  12/1/2031 3,584,832
AT&T, Inc.
1,850,000 6.000%,  4/30/2056 1,810,057
2,250,000 3.650%,  6/1/2051 1,544,701
3,087,000 2.550%,  12/1/2033 2,612,335
3,550,000 5.400%,  2/15/2034 3,629,851
1,700,000 4.500%,  3/9/2048 1,371,738

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Communications Services  5.7% - continued
CCO Holdings, LLC/CCO Holdings
Capital Corporation
$ 5,650,000 4.750%,  2/1/2032
a
$ 5,108,543
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,200,000 6.550%,  6/1/2034 1,245,785
1,700,000 6.384%,  10/23/2035 1,726,322
1,150,000 5.850%,  12/1/2035
c
1,131,125
1,350,000 6.484%,  10/23/2045 1,244,653
Comcast Corporation
2,100,000 5.650%,  6/1/2054
c
1,935,073
1,700,000 5.300%,  6/1/2034 1,725,681
2,650,000 4.600%,  10/15/2038 2,423,296
Meta Platforms, Inc.
2,250,000 4.950%,  5/15/2033 2,269,075
Netflix, Inc.
3,800,000 4.875%,  6/15/2030
a
3,854,292
Orange SA
1,000,000 4.750%,  1/13/2033
a
988,822
Sprint Capital Corporation
6,200,000 8.750%,  3/15/2032 7,372,234
T-Mobile USA, Inc.
3,500,000 5.700%,  1/15/2056
c
3,330,045
3,400,000 3.400%,  10/15/2052 2,226,583
1,550,000 3.000%,  2/15/2041 1,133,245
Verizon Communications, Inc.
1,600,000 4.000%,  3/22/2050 1,208,145
2,200,000 4.750%,  1/15/2033 2,172,804
2,350,000 5.250%,  4/2/2035 2,352,898
1,379,000 5.401%,  7/2/2037 1,373,971
2,700,000 3.400%,  3/22/2041 2,073,114
Videotron, Ltd.
3,100,000 3.625%,  6/15/2029
a
3,000,397
Total 69,367,584
Consumer Cyclical  5.4%
Amazon.com, Inc.
1,050,000 5.800%,  3/13/2056 1,049,156
1,300,000 3.100%,  5/12/2051 849,515
1,250,000 5.450%,  11/20/2055 1,194,086
1,450,000 4.875%,  3/13/2036 1,436,785
American Honda Finance
Corporation
1,450,000 5.050%,  7/10/2031 1,453,621
1,900,000 5.150%,  7/9/2032 1,903,649
D.R. Horton, Inc.
2,700,000 5.000%,  10/15/2034 2,664,390
Daimler Truck Finance North
America, LLC
1,950,000 5.400%,  9/20/2028
a
1,988,265
2,500,000 2.375%,  12/14/2028
a
2,362,115
Ford Motor Credit Company, LLC
1,350,000 5.850%,  5/17/2027 1,359,945
1,750,000 6.800%,  5/12/2028 1,802,676
1,500,000 5.303%,  9/6/2029 1,492,173
General Motors Financial
Company, Inc.
2,800,000 5.750%,  2/8/2031 2,889,100
2,200,000 6.400%,  1/9/2033 2,331,208
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,228,681
Principal
Amount Long-Term Fixed Income  96.7% Value
Consumer Cyclical  5.4% - continued
Home Depot, Inc.
$ 1,680,000 4.250%,  4/1/2046 $ 1,388,850
Hyundai Capital America
1,000,000 4.250%,  9/18/2028
a
990,928
1,750,000 4.750%,  4/6/2029
a,f
1,750,273
4,350,000 6.200%,  9/21/2030
a
4,558,565
1,250,000 5.000%,  4/7/2031
a,f
1,250,793
Las Vegas Sands Corporation
1,350,000 6.000%,  8/15/2029 1,387,448
Lowe's Companies, Inc.
1,450,000 5.625%,  4/15/2053 1,370,791
3,000,000 2.625%,  4/1/2031 2,725,825
Marriott International, Inc./MD
1,900,000 4.625%,  6/15/2030 1,900,209
1,450,000 5.100%,  4/15/2032 1,472,902
McDonald's Corporation
2,175,000 4.450%,  3/1/2047 1,813,915
Ralph Lauren Corporation
2,300,000 5.000%,  6/15/2032 2,335,731
Royal Caribbean Cruises, Ltd.
2,900,000 6.250%,  3/15/2032
a
2,964,913
Target Corporation
1,250,000 4.500%,  9/15/2034
c
1,216,886
Toll Brothers Finance Corporation
1,800,000 3.800%,  11/1/2029 1,750,928
Toyota Motor Credit Corporation
3,200,000 4.600%,  3/11/2033 3,150,579
2,600,000 5.350%,  1/9/2035 2,658,526
VICI Properties, LP/VICI Note
Company, Inc.
3,000,000 5.750%,  2/1/2027
a
3,017,266
180,000 4.625%,  12/1/2029
a
176,964
Walmart, Inc.
1,700,000 4.500%,  9/9/2052 1,465,750
Total 66,353,407
Consumer Non-Cyclical  9.7%
Abbott Laboratories
2,800,000 5.600%,  3/15/2066 2,729,292
2,000,000 6.000%,  4/1/2039 2,157,643
AbbVie, Inc.
1,625,000 5.400%,  3/15/2054 1,551,643
1,400,000 5.600%,  3/15/2055 1,379,107
1,050,000 5.050%,  3/15/2034 1,065,702
2,100,000 4.550%,  3/15/2035 2,038,965
2,600,000 4.300%,  5/14/2036 2,456,267
Amgen, Inc.
3,250,000 5.650%,  3/2/2053 3,147,762
1,900,000 5.250%,  3/2/2033 1,949,833
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,710,000 4.700%,  2/1/2036 1,665,494
Anheuser-Busch InBev Worldwide,
Inc.
2,200,000 4.439%,  10/6/2048 1,844,568
BAT Capital Corporation
2,150,000 6.250%,  8/15/2055 2,174,537
2,500,000 6.343%,  8/2/2030 2,668,699
1,150,000 5.834%,  2/20/2031 1,203,450
1,900,000 7.750%,  10/19/2032 2,181,732
Bristol-Myers Squibb Company
1,450,000 5.550%,  2/22/2054 1,396,214

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Consumer Non-Cyclical  9.7% - continued
Bunge, Ltd. Finance Corporation
$ 2,000,000 5.250%,  4/21/2032 $ 2,029,981
775,000 4.650%,  9/17/2034 750,314
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
a
829,857
1,150,000 5.375%,  10/23/2055
a
1,085,540
Cigna Group
2,400,000 4.875%,  9/15/2032 2,396,520
Constellation Brands, Inc.
1,350,000 4.800%,  1/15/2029 1,357,953
2,250,000 4.950%,  11/1/2035 2,171,986
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,150,000 4.750%,  1/15/2029
a
2,092,598
1,000,000 5.600%,  1/15/2031
a
968,036
CVS Health Corporation
2,500,000 5.625%,  2/21/2053 2,290,725
2,150,000 5.550%,  6/1/2031 2,218,200
1,300,000 2.125%,  9/15/2031 1,127,215
2,250,000 5.050%,  3/25/2048 1,930,506
Eli Lilly & Company
1,600,000 5.100%,  2/9/2064 1,439,243
1,900,000 5.500%,  2/12/2055 1,862,362
1,750,000 4.700%,  2/27/2033 1,762,516
HCA, Inc.
2,900,000 5.450%,  4/1/2031 2,972,493
2,350,000 5.500%,  3/1/2032 2,409,115
2,100,000 4.900%,  11/15/2035 2,030,301
Imperial Brands Finance plc
2,350,000 5.625%,  7/1/2035
a
2,369,854
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food
Company Holdings
3,600,000 6.375%,  2/25/2055 3,587,560
JBS NV/JBS USA Foods Group
Holdings. Inc./JBS USA Food
Company Holdings
1,600,000 3.625%,  1/15/2032 1,482,064
1,100,000 3.000%,  5/15/2032 977,501
3,150,000 5.625%,  3/10/2037
a,f
3,159,859
Kenvue, Inc.
1,100,000 5.000%,  3/22/2030 1,119,824
Mars, Inc.
3,800,000 4.800%,  3/1/2030
a
3,839,991
700,000 5.650%,  5/1/2045
a
691,261
Mattel, Inc.
1,250,000 5.000%,  11/17/2030
c
1,242,299
Medtronic, Inc.
2,700,000 4.375%,  3/15/2035 2,609,614
Nestle Holdings, Inc.
1,900,000 4.850%,  3/14/2033
a
1,928,523
Novartis Capital Corporation
2,000,000 5.700%,  3/18/2056 2,014,268
Pfizer, Inc.
1,100,000 4.500%,  11/15/2032 1,090,973
1,250,000 4.875%,  11/15/2035 1,237,519
Philip Morris International, Inc.
1,750,000 5.500%,  9/7/2030 1,817,246
1,850,000 5.125%,  2/13/2031 1,892,135
2,435,000 5.750%,  11/17/2032 2,563,371
3,000,000 5.250%,  2/13/2034 3,054,903
Principal
Amount Long-Term Fixed Income  96.7% Value
Consumer Non-Cyclical  9.7% - continued
Roche Holdings, Inc.
$ 2,800,000 2.607%,  12/13/2051
a
$ 1,695,808
1,900,000 4.374%,  12/2/2032
a
1,873,612
1,550,000 4.985%,  3/8/2034
a
1,572,271
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
a
1,096,949
Takeda Pharmaceutical Company,
Ltd.
2,300,000 3.175%,  7/9/2050 1,511,484
2,100,000 5.300%,  7/5/2034 2,123,849
Tenet Healthcare Corporation
1,350,000 5.500%,  11/15/2032
a
1,337,549
Teva Pharmaceutical Finance
Netherlands III BV
4,400,000 4.100%,  10/1/2046 3,261,637
Tyson Foods, Inc.
1,350,000 4.950%,  2/20/2036 1,318,688
Unilever Capital Corporation
900,000 2.625%,  8/12/2051 544,936
Total 118,351,917
Energy  5.4%
BP Capital Markets America, Inc.
3,500,000 3.001%,  3/17/2052 2,214,776
Canadian Natural Resources, Ltd.
700,000 2.950%,  7/15/2030 658,453
Cheniere Energy Partners, LP
2,000,000 4.000%,  3/1/2031 1,919,849
1,150,000 5.950%,  6/30/2033 1,205,558
2,650,000 5.550%,  10/30/2035 2,698,623
Cheniere Energy, Inc.
1,100,000 5.650%,  4/15/2034 1,132,479
Columbia Pipelines Holding
Company, LLC
3,750,000 5.097%,  10/1/2031
a
3,770,271
Diamondback Energy, Inc.
550,000 5.150%,  1/30/2030 561,197
550,000 5.400%,  4/18/2034 558,358
DT Midstream, Inc.
2,500,000 4.300%,  4/15/2032
a
2,385,020
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,520,255
Energy Transfer, LP
1,100,000 8.000%,  5/15/2054
b
1,152,133
1,500,000 6.500%,  11/15/2026
b,g
1,496,990
2,150,000 3.750%,  5/15/2030 2,078,314
1,100,000 5.550%,  5/15/2034 1,120,094
1,400,000 5.700%,  4/1/2035 1,437,843
Enterprise Products Operating,
LLC
1,350,000
6.900%,  (TSFR3M +
3.248%), 8/16/2077
b
1,346,706
EOG Resources, Inc.
1,050,000 5.000%,  7/15/2032 1,063,065
EQT Corporation
1,500,000 7.500%,  6/1/2030 1,633,468
Expand Energy Corporation
3,300,000 5.375%,  3/15/2030 3,327,425
1,500,000 4.750%,  2/1/2032 1,461,552
Kinder Morgan, Inc.
1,350,000 5.850%,  6/1/2035 1,414,741
MPLX, LP
2,300,000 5.000%,  1/15/2033 2,283,126

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Energy  5.4% - continued
$ 1,050,000 5.500%,  6/1/2034 $ 1,060,806
ONEOK, Inc.
2,700,000 6.350%,  1/15/2031 2,868,771
Ovintiv, Inc.
1,600,000 5.650%,  5/15/2028 1,643,045
2,700,000 6.250%,  7/15/2033 2,848,834
Plains All American Pipeline, LP/
PAA Finance Corporation
1,950,000 3.800%,  9/15/2030 1,878,962
Repsol E&P Capital Markets US,
LLC
2,400,000 5.204%,  9/16/2030
a
2,420,300
South Bow USA Infrastructure
Holdings, LLC
1,925,000 5.026%,  10/1/2029 1,937,403
Targa Resources Corporation
1,100,000 6.125%,  3/15/2033 1,163,338
725,000 5.500%,  2/15/2035 731,448
TotalEnergies Capital SA
675,000 5.150%,  4/5/2034 690,325
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,209,700
Venture Global LNG, Inc.
3,150,000 9.000%,  9/30/2029
a,b,g
3,137,546
Venture Global Plaquemines LNG,
LLC
800,000 6.500%,  1/15/2034
a
833,955
Williams Companies, Inc.
1,700,000 7.500%,  1/15/2031 1,900,063
1,600,000 5.600%,  3/15/2035 1,635,123
2,000,000 4.850%,  3/1/2048 1,706,300
Total 66,106,215
Financials  35.0%
200 Park Funding Trust
1,200,000 5.740%,  2/15/2055
a
1,152,910
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,300,000 6.950%,  3/10/2055
b
1,330,520
3,350,000 5.375%,  12/15/2031 3,402,746
1,400,000 3.400%,  10/29/2033 1,238,650
Air Lease Corporation
3,100,000 4.650%,  6/15/2026
b,g
3,080,304
1,500,000 3.000%,  2/1/2030 1,394,170
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
a
775,002
1,350,000 6.500%,  7/18/2028
a
1,399,623
Allianz SE
150,000 6.550%,  10/30/2033
a,b,g
150,280
Ally Financial, Inc.
800,000 5.737%,  5/15/2029
b
812,477
1,250,000 8.000%,  11/1/2031 1,386,034
American Express Company
850,000 4.918%,  7/20/2033
b
851,553
2,000,000 5.284%,  7/26/2035
b
2,018,574
1,100,000 5.667%,  4/25/2036
b
1,136,872
3,200,000 5.412%,  2/8/2041
b
3,175,253
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,363,947
American International Group, Inc.
850,000 5.450%,  5/7/2035 866,980
Ameriprise Financial, Inc.
3,850,000 5.200%,  4/15/2035 3,839,616
Principal
Amount Long-Term Fixed Income  96.7% Value
Financials  35.0% - continued
ANZ Bank New Zealand, Ltd.
$ 1,200,000 5.548%,  8/11/2032
a,b
$ 1,211,689
1,500,000 5.898%,  7/10/2034
a,b
1,550,026
Aon North America, Inc.
1,600,000 5.450%,  3/1/2034 1,633,975
Apollo Debt Solutions BDC
3,800,000 5.200%,  12/8/2028
a
3,752,833
Ares Capital Corporation
1,800,000 2.875%,  6/15/2027 1,752,479
2,250,000 5.500%,  9/1/2030 2,209,876
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 1,983,797
Atlas Warehouse Lending
Company, LP
1,250,000 4.625%,  11/15/2028
a
1,231,084
Aviation Capital Group, LLC
1,550,000 5.125%,  4/10/2030
a
1,558,075
Avolon Holdings Funding, Ltd.
2,600,000 5.750%,  11/15/2029
a
2,664,062
2,300,000 4.900%,  10/10/2030
a
2,283,976
750,000 4.700%,  1/30/2031
a
734,922
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
a
919,980
Banco Santander SA
2,400,000 5.294%,  8/18/2027 2,423,093
1,600,000 5.127%,  11/6/2035 1,559,808
Bank of America Corporation
1,970,000 3.194%,  7/23/2030
b
1,889,348
1,650,000 6.250%,  7/26/2030
b,g
1,659,938
2,750,000 2.572%,  10/20/2032
b
2,446,727
2,800,000 4.571%,  4/27/2033
b
2,751,043
1,600,000 5.468%,  1/23/2035
b
1,633,278
4,750,000 5.511%,  1/24/2036
b
4,843,958
6,000,000 2.482%,  9/21/2036
b
5,190,614
Bank of Montreal
3,150,000 5.511%,  6/4/2031
c
3,266,812
Bank of New York Mellon
Corporation
2,900,000 4.942%,  2/11/2031
b
2,938,260
Bank of Nova Scotia
3,900,000 6.875%,  10/27/2085
b
3,831,194
2,350,000 4.813%,  2/2/2034
b
2,316,632
Barclays plc
1,150,000 9.625%,  12/15/2029
b,g
1,254,368
1,100,000 5.367%,  2/25/2031
b,c
1,119,104
1,600,000 2.645%,  6/24/2031
b
1,465,546
1,200,000 4.521%,  2/24/2032
b
1,173,712
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
750,000 5.250%,  9/10/2029
a
753,712
950,000 7.625%,  2/11/2035
a,b
980,875
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,510,864
950,000 4.250%,  1/15/2049 779,654
Blackstone Private Credit Fund
1,700,000 4.950%,  9/26/2027 1,678,756
Blackstone Reg Finance
Company, LLC
3,100,000 5.000%,  12/6/2034 3,034,658
Blackstone Secured Lending Fund
1,175,000 5.875%,  11/15/2027 1,178,869
2,300,000 5.350%,  4/13/2028 2,282,633

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Financials  35.0% - continued
Blue Owl Credit Income
Corporation
$ 3,000,000 4.700%,  2/8/2027 $ 2,966,087
850,000 6.600%,  9/15/2029 846,771
Blue Owl Technology Finance
Corporation
3,000,000 3.750%,  6/17/2026
a
2,985,004
2,620,000 6.100%,  3/15/2028
c
2,589,397
BNP Paribas SA
1,550,000 4.792%,  5/9/2029
a,b
1,555,510
1,900,000 5.497%,  5/20/2030
a,b
1,945,632
1,450,000 6.875%,  12/15/2033
a,b,g
1,401,122
BPCE SA
1,000,000 6.612%,  10/19/2027
a,b
1,011,050
2,250,000 5.876%,  1/14/2031
a,b
2,317,846
1,650,000 6.508%,  1/18/2035
a,b
1,706,692
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,439,668
Brookfield Asset Management,
Ltd.
600,000 6.077%,  9/15/2055 592,744
Capital One Financial Corporation
3,900,000 6.312%,  6/8/2029
b
4,032,655
2,150,000 4.722%,  1/30/2032
b
2,117,393
1,875,000 5.197%,  9/11/2036
b
1,817,680
Capital One NA
2,490,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,550,568
Centene Corporation
3,105,000 3.375%,  2/15/2030 2,804,864
Charles Schwab Corporation
1,550,000 4.000%,  12/1/2030
b,g
1,433,808
3,600,000 4.914%,  11/14/2036
b
3,499,251
Citadel Finance, LLC
1,000,000 5.150%,  2/14/2031
a
976,466
Citadel Securities Global Holdings,
LLC
500,000 5.125%,  1/27/2032
a
496,031
250,000 6.200%,  6/18/2035
a
255,768
Citigroup, Inc.
2,000,000 4.075%,  4/23/2029
b
1,985,287
1,450,000 5.174%,  2/13/2030
b
1,472,353
2,150,000 6.950%,  2/15/2030
b,g
2,165,966
3,900,000 3.057%,  1/25/2033
b
3,526,915
2,350,000 5.449%,  6/11/2035
b
2,382,680
3,350,000 6.020%,  1/24/2036
b
3,420,111
Citizens Financial Group, Inc.
1,600,000 5.841%,  1/23/2030
b
1,647,731
1,425,000 5.718%,  7/23/2032
b
1,464,768
COPT Defense Properties, LP
1,000,000 4.500%,  10/15/2030 987,079
Corebridge Global Funding
2,050,000 5.200%,  6/24/2029
a
2,076,875
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 1,006,221
Credit Agricole SA
2,300,000 7.125%,  9/23/2035
a,b,g
2,321,767
Credit Suisse Group AG
2,450,000 5.250%,  N/A
*,h
588,000
2,500,000 7.250%,  N/A
*,h
600,000
1,950,000 7.500%,  N/A
*,h
468,000
Deutsche Bank AG/New York, NY
2,650,000 5.373%,  1/10/2029
b
2,680,518
Principal
Amount Long-Term Fixed Income  96.7% Value
Financials  35.0% - continued
$ 2,550,000 4.999%,  9/11/2030
b
$ 2,562,011
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
4,250,000 5.950%,  9/17/2030
a
3,990,769
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,095,933
1,250,000 6.100%,  10/15/2052 1,253,620
1,500,000 4.750%,  2/15/2033 1,477,119
EPR Properties
1,726,000 4.950%,  4/15/2028 1,723,692
1,800,000 4.750%,  11/15/2030 1,756,781
Fifth Third Bancorp
1,550,000 4.895%,  9/6/2030
b
1,555,168
3,750,000 4.566%,  4/29/2032
b
3,675,940
First Citizens BancShares, Inc./NC
3,900,000 5.600%,  9/5/2035
b
3,811,761
First-Citizens Bank & Trust
Company
3,600,000 6.125%,  3/9/2028 3,690,731
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 954,751
Goldman Sachs Group, Inc.
5,050,000 5.207%,  1/28/2031
b
5,130,985
2,250,000 4.369%,  10/21/2031
b
2,206,184
3,450,000 3.102%,  2/24/2033
b
3,115,864
2,450,000 5.536%,  1/28/2036
b
2,490,390
850,000 5.065%,  1/21/2037
b
831,021
Goldman Sachs Private Credit
Corporation
2,900,000 5.050%,  2/23/2028
a
2,855,751
Healthcare Realty Holdings, LP
3,250,000 2.000%,  3/15/2031 2,822,027
High Street Funding Trust III
1,250,000 5.807%,  2/15/2055
a
1,187,829
Highwoods Realty, LP
1,050,000 4.125%,  3/15/2028 1,034,937
2,100,000 4.200%,  4/15/2029 2,041,971
900,000 5.350%,  1/15/2033 878,757
HSBC Holdings plc
1,350,000 5.133%,  11/6/2036
b
1,320,508
1,200,000 5.279%,  3/10/2037
b
1,178,446
Huntington Bancshares, Inc./OH
2,500,000 5.709%,  2/2/2035
b
2,551,038
Invitation Homes Operating
Partnership, LP
1,250,000 5.450%,  8/15/2030 1,269,660
1,500,000 2.000%,  8/15/2031 1,283,906
Jane Street Group/JSG Finance,
Inc.
3,400,000 6.750%,  5/1/2033
a
3,449,531
JPMorgan Chase & Company
2,700,000 6.875%,  6/1/2029
b,g
2,801,250
2,100,000 4.995%,  7/22/2030
b
2,129,813
1,200,000 2.956%,  5/13/2031
b
1,118,128
2,550,000 4.586%,  4/26/2033
b
2,516,027
2,550,000 4.912%,  7/25/2033
b
2,551,759
2,000,000 5.717%,  9/14/2033
b
2,070,739
900,000 5.336%,  1/23/2035
b
913,813
3,100,000 4.946%,  10/22/2035
b
3,065,997
3,800,000 4.810%,  10/22/2036
b
3,689,668
4,000,000 5.193%,  2/5/2037
b
3,930,664

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Financials  35.0% - continued
KeyCorp
$ 1,850,000 6.401%,  3/6/2035
b
$ 1,961,447
Kilroy Realty, LP
1,550,000 4.250%,  8/15/2029 1,498,387
900,000 6.250%,  1/15/2036 891,663
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
2,250,000 4.750%,  6/15/2029
a
2,180,862
Lloyds Banking Group plc
3,300,000 4.241%,  2/10/2030
b
3,264,455
750,000 6.068%,  6/13/2036
b
762,255
LPL Holdings, Inc.
1,100,000 5.150%,  6/15/2030 1,104,786
2,900,000 4.375%,  5/15/2031
a
2,774,013
1,350,000 5.650%,  3/15/2035 1,338,436
Macquarie AirFinance Holdings,
Ltd.
1,350,000 5.200%,  3/27/2028
a
1,354,866
925,000 6.400%,  3/26/2029
a
958,413
375,000 6.500%,  3/26/2031
a
392,679
MetLife, Inc.
1,600,000 6.350%,  3/15/2055
b,c
1,623,602
Mitsubishi UFJ Financial Group,
Inc.
1,800,000 5.159%,  4/24/2031
b
1,825,615
2,750,000 5.133%,  7/20/2033
b
2,774,797
Mizuho Financial Group, Inc.
1,200,000 5.098%,  5/13/2031
b
1,215,744
1,100,000 1.979%,  9/8/2031
b,c
976,268
Morgan Stanley
2,150,000 5.656%,  4/18/2030
b
2,211,751
2,500,000 5.230%,  1/15/2031
b
2,538,451
2,600,000 3.622%,  4/1/2031
b
2,493,155
2,800,000 5.192%,  4/17/2031
b
2,841,701
2,350,000 1.794%,  2/13/2032
b
2,034,955
1,750,000 2.943%,  1/21/2033
b
1,573,492
1,050,000 4.889%,  7/20/2033
b
1,043,297
3,600,000 6.342%,  10/18/2033
b
3,851,906
1,400,000 6.627%,  11/1/2034
b
1,523,382
1,600,000 5.466%,  1/18/2035
b
1,626,440
1,650,000 5.587%,  1/18/2036
b
1,682,216
800,000 5.664%,  4/17/2036
b
819,410
1,250,000 5.314%,  1/18/2041
b
1,206,653
Nationwide Building Society
2,300,000 6.557%,  10/18/2027
a,b
2,325,893
Nationwide Mutual Insurance
Company
1,725,000 4.350%,  4/30/2050
a
1,305,838
NatWest Group plc
3,650,000 5.115%,  5/23/2031
b
3,686,374
2,850,000 3.032%,  11/28/2035
b
2,594,755
New York Life Insurance Company
1,800,000 3.750%,  5/15/2050
a
1,305,399
Nippon Life Insurance Company
1,750,000 6.500%,  4/30/2055
a,b
1,804,383
Omega Healthcare Investors, Inc.
1,625,000 3.625%,  10/1/2029 1,560,742
Pacific Life Insurance Company
1,800,000 5.950%,  9/15/2055
*
1,766,078
Phillips Edison Grocery Center
Operating Partnership I, LP
2,550,000 5.250%,  8/15/2032 2,560,522
Principal
Amount Long-Term Fixed Income  96.7% Value
Financials  35.0% - continued
PNC Financial Services Group,
Inc.
$ 2,300,000 5.222%,  1/29/2031
b
$ 2,346,219
3,000,000 5.068%,  1/24/2034
b
2,999,368
2,100,000 6.875%,  10/20/2034
b
2,320,017
1,050,000 5.373%,  7/21/2036
b
1,054,583
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
102,097
4.136%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
97,155
Prudential Financial, Inc.
2,250,000 3.700%,  10/1/2050
b
2,043,979
Regency Centers, LP
2,250,000 3.700%,  6/15/2030 2,183,032
750,000 5.250%,  1/15/2034 758,104
1,700,000 5.100%,  1/15/2035 1,694,331
Regions Financial Corporation
1,400,000 5.722%,  6/6/2030
b
1,435,761
1,400,000 5.502%,  9/6/2035
b
1,401,907
RGA Global Funding
4,000,000 6.000%,  11/21/2028
a
4,133,817
1,100,000 5.500%,  1/11/2031
a
1,130,557
Royal Bank of Canada
1,600,000 6.750%,  8/24/2085
b
1,605,856
Santander Holdings USA, Inc.
1,025,000 6.124%,  5/31/2027
b
1,027,098
Societe Generale SA
3,150,000 4.450%,  4/12/2030
a,b
3,118,429
2,900,000 5.512%,  5/22/2031
a,b
2,960,510
1,050,000 6.100%,  4/13/2033
a,b
1,090,870
Standard Chartered plc
1,050,000 5.688%,  5/14/2028
a,b
1,062,419
State Street Corporation
2,850,000 4.729%,  2/28/2030 2,884,729
Sumitomo Mitsui Financial Group,
Inc.
2,850,000 5.808%,  9/14/2033 2,977,690
Toronto-Dominion Bank
2,300,000 4.808%,  6/3/2030 2,319,020
1,750,000 5.146%,  9/10/2034
b
1,751,923
Truist Financial Corporation
1,350,000 5.435%,  1/24/2030
b
1,381,805
4,300,000 5.071%,  5/20/2031
b
4,346,876
2,200,000 4.597%,  1/27/2032
b
2,176,555
U.S. Bancorp
1,100,000 5.384%,  1/23/2030
b
1,126,512
2,350,000 5.046%,  2/12/2031
b
2,384,234
1,000,000 5.678%,  1/23/2035
b
1,032,859
UBS Group AG
250,000 3.091%,  5/14/2032
a,b
229,269
1,250,000 7.000%,  1/8/2036
a,b,g
1,208,401
UnitedHealth Group, Inc.
1,450,000 5.875%,  2/15/2053 1,428,057
2,100,000 4.950%,  5/15/2062 1,763,090
740,000 4.750%,  7/15/2045 645,387
1,975,000 4.450%,  12/15/2048 1,611,807
Unum Group
2,350,000 4.046%,  8/15/2041
a
1,881,043
Ventas Realty, LP
1,150,000 5.100%,  7/15/2032 1,156,329
3,800,000 5.000%,  1/15/2035 3,728,681

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Financials  35.0% - continued
Wells Fargo & Company
$ 1,850,000 5.198%,  1/23/2030
b
$ 1,878,999
2,450,000 5.244%,  1/24/2031
b
2,497,484
2,400,000 5.150%,  4/23/2031
b
2,441,006
2,800,000 4.897%,  7/25/2033
b
2,785,681
2,100,000 6.491%,  10/23/2034
b
2,273,783
1,800,000 4.892%,  9/15/2036
b
1,751,232
1,400,000 4.960%,  1/23/2037
b
1,363,799
Welltower OP, LLC
1,550,000 5.125%,  7/1/2035 1,555,777
Western Alliance Bank
1,500,000 6.537%,  11/15/2035
b
1,469,145
Zions Bancorp NA
2,050,000 4.483%,  2/9/2029
b
2,034,693
Total 427,751,917
Foreign Government  0.8%
Dominican Republic Government
International Bond
2,450,000 6.000%,  7/19/2028
a
2,466,660
2,125,000 6.000%,  2/22/2033
a
2,070,175
Equinor ASA
2,500,000 4.750%,  11/14/2035 2,461,543
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031 2,868,219
Total 9,866,597
Mortgage-Backed Securities  0.7%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,331,364 5.500%,  5/1/2055 8,464,827
Total 8,464,827
Technology  8.4%
Accenture Capital, Inc.
775,000 4.500%,  10/4/2034 749,308
Alphabet, Inc.
750,000 5.650%,  2/15/2056 747,588
4,250,000 5.300%,  5/15/2065 3,933,925
850,000 4.800%,  2/15/2036 846,359
2,700,000 5.500%,  2/15/2046 2,678,309
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,163,640
1,750,000 3.950%,  8/8/2052 1,358,139
1,420,000 3.750%,  9/12/2047 1,098,014
Block, Inc.
650,000 5.625%,  8/15/2030
a
646,408
1,900,000 6.000%,  8/15/2033
a
1,868,619
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,025,828
2,350,000 3.137%,  11/15/2035
a
1,996,527
4,050,000 3.187%,  11/15/2036
a
3,384,418
2,200,000 4.926%,  5/15/2037
a
2,133,831
2,250,000 4.900%,  2/15/2038 2,171,648
Cisco Systems, Inc.
1,500,000 5.300%,  2/26/2054 1,406,825
Dell International, LLC/EMC
Corporation
2,575,000 4.850%,  2/1/2035 2,491,442
Equinix Europe 2 Financing
Corporation, LLC
2,800,000 5.500%,  6/15/2034 2,842,267
Principal
Amount Long-Term Fixed Income  96.7% Value
Technology  8.4% - continued
Fidelity National Information
Services, Inc.
$ 1,550,000 4.800%,  3/10/2031 $ 1,537,834
Fiserv, Inc.
1,750,000 2.650%,  6/1/2030 1,593,473
3,000,000 5.600%,  3/2/2033 3,031,461
2,200,000 5.150%,  8/12/2034 2,136,854
Foundry JV Holdco, LLC
2,900,000 6.150%,  1/25/2032
a
3,027,561
3,300,000 5.900%,  1/25/2033
a
3,392,769
2,250,000 5.875%,  1/25/2034
a
2,278,120
Global Payments, Inc.
1,200,000 5.400%,  8/15/2032
c
1,190,065
Hewlett Packard Enterprise
Company
2,025,000 5.000%,  10/15/2034 1,960,173
Marvell Technology, Inc.
1,400,000 4.875%,  6/22/2028 1,414,085
Mastercard, Inc.
1,000,000 4.850%,  3/9/2033 1,013,488
1,800,000 4.550%,  1/15/2035 1,768,135
Microchip Technology, Inc.
1,100,000 5.050%,  3/15/2029 1,115,971
Micron Technology, Inc.
2,850,000 6.050%,  11/1/2035 3,075,271
Microsoft Corporation
2,000,000 2.500%,  9/15/2050 1,188,206
Oracle Corporation
1,500,000 6.700%,  2/4/2056 1,392,155
1,800,000 6.850%,  2/4/2066 1,654,780
1,700,000 5.550%,  2/6/2053 1,356,364
3,760,000 3.950%,  3/25/2051 2,382,545
2,100,000 4.800%,  9/26/2032 1,999,931
2,150,000 5.350%,  5/4/2033 2,092,980
2,150,000 6.550%,  2/4/2046 2,005,855
4,250,000 4.000%,  7/15/2046 2,862,074
Paychex, Inc.
2,350,000 5.350%,  4/15/2032 2,361,851
PayPal Holdings, Inc.
2,200,000 5.150%,  6/1/2034
c
2,194,133
Roper Technologies, Inc.
2,700,000 4.900%,  10/15/2034 2,606,974
2,300,000 5.100%,  9/15/2035 2,236,469
Salesforce, Inc.
2,650,000 4.900%,  9/15/2031 2,646,247
2,700,000 5.550%,  3/15/2036 2,691,601
Synopsys, Inc.
1,800,000 5.000%,  4/1/2032 1,815,619
2,500,000 5.150%,  4/1/2035 2,504,780
Texas Instruments, Inc.
2,400,000 5.000%,  3/14/2053 2,164,834
VeriSign, Inc.
1,750,000 5.250%,  6/1/2032 1,762,611
VMware, LLC
1,850,000 2.200%,  8/15/2031 1,623,776
Total 102,622,140
Transportation  2.0%
Air Canada
1,600,000 3.875%,  8/15/2026
a
1,592,025
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
101,667 5.500%,  4/20/2026
a
101,705

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Transportation  2.0% - continued
$ 1,950,000 5.750%,  4/20/2029
a
$ 1,939,334
Burlington Northern Santa Fe, LLC
1,250,000 4.700%,  9/1/2045 1,104,660
Canadian Pacific Railway
Company
2,957,000 4.700%,  5/1/2048 2,565,666
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,841,667 4.750%,  10/20/2028
a
2,837,562
ERAC USA Finance, LLC
2,530,000 4.200%,  11/1/2046
a
2,042,866
FedEx Corporation
1,750,000 3.250%,  5/15/2041 1,317,490
FedEx Freight Holding Company,
Inc.
2,200,000 5.250%,  3/15/2036
a
2,128,476
United Airlines Holdings, Inc.
2,400,000 5.375%,  3/1/2031 2,350,360
United Airlines Pass Through Trust
665,563 3.750%,  9/3/2026 663,949
United Airlines, Inc.
3,000,000 4.625%,  4/15/2029
a
2,943,372
United Parcel Service, Inc.
2,400,000 5.950%,  5/14/2055 2,423,979
Total 24,011,444
U.S. Government & Agencies  5.3%
Tennessee Valley Authority
2,250,000 5.250%,  2/1/2055 2,215,151
U.S. Treasury Bonds
13,500,000 4.625%,  11/15/2055 12,898,828
10,500,000 4.375%,  8/15/2043 9,910,605
2,250,000 5.000%,  5/15/2045 2,279,268
5,000,000 4.625%,  2/15/2046 4,820,313
U.S. Treasury Notes
15,000,000 3.500%,  2/28/2031 14,709,375
15,500,000 4.125%,  3/31/2032 15,554,492
2,000,000 4.125%,  2/15/2036 1,968,750
Total 64,356,782
Utilities  9.5%
AES Corporation
2,950,000 7.600%,  1/15/2055
b
2,926,158
Algonquin Power & Utilities
Corporation
2,800,000 4.750%,  1/18/2082
b
2,723,228
American Electric Power
Company, Inc.
1,850,000 6.050%,  3/15/2056
b
1,833,488
2,075,000 7.050%,  12/15/2054
b
2,141,854
1,250,000 5.625%,  3/1/2033 1,291,654
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,183,205
3,650,000 5.200%,  4/1/2036 3,657,481
Arizona Public Service Company
2,050,000 5.550%,  8/1/2033 2,102,299
Berkshire Hathaway Energy
Company
1,325,000 4.450%,  1/15/2049 1,074,855
CenterPoint Energy, Inc.
1,275,000 7.000%,  2/15/2055
b
1,312,137
2,000,000 6.700%,  5/15/2055
b
2,022,382
Principal
Amount Long-Term Fixed Income  96.7% Value
Utilities  9.5% - continued
Commonwealth Edison Company
$ 1,050,000 5.650%,  6/1/2054 $ 1,023,263
Consolidated Edison Company of
New York, Inc.
1,876,000 3.850%,  6/15/2046 1,436,525
2,250,000 4.125%,  5/15/2049 1,751,269
Constellation Energy Generation,
LLC
800,000 5.875%,  1/15/2066 768,043
2,100,000 5.800%,  3/1/2033 2,199,408
Dominion Energy, Inc.
1,550,000 6.875%,  2/1/2055
b
1,595,214
1,000,000 4.350%,  1/15/2027
b,g
984,195
DTE Energy Company
2,150,000 5.100%,  3/1/2029 2,186,222
2,350,000 5.200%,  4/1/2030 2,396,683
1,550,000 5.850%,  6/1/2034 1,622,931
Duke Energy Corporation
2,450,000 3.250%,  1/15/2082
b
2,353,305
1,750,000 3.500%,  6/15/2051 1,172,311
1,850,000 5.800%,  6/15/2054 1,771,294
3,000,000 5.000%,  8/15/2052 2,567,044
1,500,000 6.450%,  9/1/2054
b,c
1,548,963
1,700,000 3.750%,  9/1/2046 1,254,446
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,358,668
2,850,000 5.875%,  3/15/2055 2,778,179
FirstEnergy Corporation
2,050,000 4.850%,  7/15/2047 1,745,645
FirstEnergy Transmission, LLC
4,800,000 4.750%,  1/15/2033 4,727,629
1,650,000 5.450%,  7/15/2044
a
1,561,565
Florida Power & Light Company
650,000 5.300%,  6/15/2034 668,314
Georgia Power Company
800,000 5.250%,  3/15/2034 816,950
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 962,551
Kentucky Utilities Company
500,000 5.850%,  8/15/2055 497,134
MidAmerican Energy Company
3,800,000 5.500%,  11/15/2056 3,644,737
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,321,158
Nevada Power Company
825,000 6.000%,  3/15/2054 826,153
NextEra Energy Capital Holdings,
Inc.
2,050,000 6.750%,  6/15/2054
b
2,120,795
1,650,000 5.300%,  3/15/2032 1,689,830
Niagara Mohawk Power
Corporation
2,050,000 5.996%,  7/3/2055
a
2,013,121
NiSource, Inc.
2,350,000 5.850%,  4/1/2055 2,284,513
1,250,000 5.750%,  7/15/2056
b,c
1,230,982
1,050,000 5.200%,  7/1/2029 1,070,769
750,000 5.350%,  7/15/2035 755,103
1,170,000 4.375%,  5/15/2047 939,590
Oncor Electric Delivery Company,
LLC
1,740,000 3.750%,  4/1/2045 1,338,725

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Utilities  9.5% - continued
Pacific Gas and Electric Company
$ 3,300,000 4.550%,  7/1/2030 $ 3,255,272
PPL Electric Utilities Corporation
1,350,000 4.850%,  2/15/2034 1,345,278
Public Service Company of
Colorado
1,300,000 4.500%,  6/1/2052 1,057,413
Public Service Enterprise Group,
Inc.
1,750,000 5.200%,  4/1/2029 1,783,221
1,350,000 5.400%,  3/15/2035 1,363,736
Sempra
2,750,000 6.400%,  10/1/2054
b
2,741,404
3,700,000 5.250%,  3/15/2036 3,647,849
Southern California Edison
Company
1,600,000 5.450%,  3/1/2035 1,605,962
Southern Company
2,000,000 5.700%,  10/15/2032 2,090,847
1,150,000 3.750%,  9/15/2051
b
1,138,556
Southern Company Gas Capital
Corporation
2,550,000 4.950%,  9/15/2034 2,513,130
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 945,077
1,700,000 5.000%,  1/15/2034 1,694,411
Vistra Operations Company, LLC
1,450,000 5.050%,  12/30/2026
a
1,454,383
3,000,000 4.375%,  5/1/2029
a
2,929,119
750,000 4.700%,  1/31/2031
a
737,925
Xcel Energy, Inc.
900,000 5.750%,  12/3/2056
b
878,560
1,600,000 5.600%,  4/15/2035 1,626,005
Total 116,060,116
Total Long-Term Fixed Income
(cost $1,209,848,708) 1,180,189,252
Shares
Collateral Held for Securities
Loaned 0.9% Value
11,582,914 Thrivent Cash Management Trust 11,582,914
Total Collateral Held for
Securities Loaned
(cost $11,582,914) 11,582,914
Shares Preferred Stock 0.3% Value
Capital Goods  0.3%
60,000 Boeing Company, Convertible,
6.000% 3,892,800
Total 3,892,800
Total Preferred Stock
(cost $3,154,394) 3,892,800
Shares Common Stock < –% Value
Financials  <0.1%
2,602 Glitnir HoldCo ehf.
i,j
0
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments 2.6% Value
Federal Home Loan Bank Discount
Notes
200,000 3.590%, 4/17/2026
k,l
$ 199,661
300,000 3.635%, 5/1/2026
k,l
299,067
200,000 3.620%, 5/27/2026
k,l
198,857
400,000 3.625%, 6/17/2026
k,l
396,875
100,000 3.590%, 6/18/2026
k,l
99,209
200,000 3.640%, 6/22/2026
k,l
198,338
State Street Institutional U.S.
Government Money Market
Fund
30,271,087 3.602%
k
30,271,087
Total Short-Term Investments
(cost $31,663,195) 31,663,094
Total Investments (cost
$1,256,249,211) 100.5% $1,227,328,060
Other Assets and Liabilities, Net
(0.5%) (6,452,002)
Total Net Assets 100.0% $1,220,876,058
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $246,396,968 or 20.2%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is on loan.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2026.
e All or a portion of the security is insured or guaranteed.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of March 31, 2026 was $3,422,078 or 0.28% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2026.

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Credit Suisse Group AG  8/4/2020 $ 2,450,000
Credit Suisse Group AG  7/9/2018 1,950,000
Credit Suisse Group AG  5/17/2021 2,765,679
Pacific Life Insurance Company,
9/15/2055 9/3/2025 1,799,730
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
March 31, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 11,223,498
Total lending $11,223,498
Gross amount payable upon return of
collateral for securities loaned $11,582,914
Net amounts due to counterparty $359,416
Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 16,763,882 – 16,763,882 –
Capital Goods 62,405,569 – 62,405,569 –
Collateralized Mortgage Obligations 27,706,855 – 27,706,855 –
Communications Services 69,367,584 – 69,367,584 –
Consumer Cyclical 66,353,407 – 66,353,407 –
Consumer Non-Cyclical 118,351,917 – 118,351,917 –
Energy 66,106,215 – 66,106,215 –
Financials 427,751,917 – 427,751,917 –
Foreign Government 9,866,597 – 9,866,597 –
Mortgage-Backed Securities 8,464,827 – 8,464,827 –
Technology 102,622,140 – 102,622,140 –
Transportation 24,011,444 – 24,011,444 –
U.S. Government & Agencies 64,356,782 – 64,356,782 –
Utilities 116,060,116 – 116,060,116 –
Preferred Stock
Capital Goods 3,892,800 3,892,800 – –
Common Stock
Financials @ 0 – – 0
Short-Term Investments 31,663,094 30,271,087 1,392,007 –
Subtotal Investments in Securities $1,215,745,146 $34,163,887 $1,181,581,259 $0
Other Investments  * Total
Collateral Held for Securities Loaned 11,582,914
Subtotal Other Investments $11,582,914
Total Investments at Value $1,227,328,060
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 391,578 391,578 – –
Total Liability Derivatives $391,578 $391,578 $– $–

Income Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $1,392,007 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 200 June 2026 $ 21,739,737 ( $ 103,799)
CBOT U.S. Long Bond 150 June 2026 17,117,507 (36,257)
Ultra 10-Yr. U.S. Treasury Note 200 June 2026 22,954,648 (251,522)
Total Futures Long Contracts $ 61,811,892 ( $ 391,578)
Total Futures Contracts $ 61,811,892 ($391,578)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $6,740 $62,655 $57,812 $11,583 11,583 0.9%
Total Collateral Held for Securities Loaned 6,740 11,583 0.9
Total Value $6,740 $11,583
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $– $– $ –

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 93.8% Value
Australia  4.4%
36,279 4DMedical, Ltd.
a
$ 141,888
21,403 AGL Energy, Ltd. 146,522
13,611 Ampol, Ltd. 315,687
14,986 Ansell, Ltd. 294,095
89,965 ANZ Group Holdings, Ltd. 2,262,193
778,286 Aurizon Holdings, Ltd. 2,148,471
7,574 Bank of Queensland, Ltd. 35,255
11,263 Bendigo and Adelaide Bank, Ltd. 77,486
400,596 BHP Group, Ltd. 14,494,578
14,865 BlueScope Steel, Ltd. 269,066
219,554 Brambles, Ltd. 3,445,742
41,726 Challenger, Ltd. 241,238
46,598 Champion Iron, Ltd. 175,098
90,643 Charter Hall Retail REIT 239,912
28,666 Charter Hall Social Infrastructure
REIT 51,225
14,059 Codan, Ltd. 309,437
58,452 Commonwealth Bank of Australia 6,845,129
28,370 Credit Corp Group, Ltd. 212,097
102,806 Dexus Industria REIT 164,609
391,571 DEXUS Property Group 1,614,336
25,412 Dicker Data, Ltd. 151,184
112,256 Downer EDI, Ltd. 600,857
372,982 Dyno Nobel, Ltd. 812,206
27,516 Evolution Mining, Ltd. 247,774
14,600 Genesis Minerals, Ltd.
a
61,437
748,900 GPT Group 2,368,795
16,323 Greatland Resources, Ltd.
a
132,926
33,484 Harvey Norman Holdings, Ltd. 115,031
66,231 Helia Group, Ltd. 242,911
246,225 HomeCo Daily Needs REIT 202,070
4,765 JB Hi-Fi, Ltd. 241,104
112,044 Liontown, Ltd.
a
136,757
20,959 Magellan Financial Group, Ltd. 144,016
16,216 Mineral Resources, Ltd.
a
622,903
91,004 National Australia Bank, Ltd. 2,632,353
45,271 New Hope Corporation, Ltd. 184,937
259,977 Nickel Industries, Ltd.
a
163,105
193,966 NRW Holdings, Ltd. 718,626
275,310 Orica, Ltd. 3,869,364
475,943 Perenti, Ltd. 651,797
105,893 Perseus Mining, Ltd. 387,964
138,156 PLS Group, Ltd.
a
505,863
378,384 QBE Insurance Group, Ltd. 5,583,724
6,932 Ramsay Health Care, Ltd. 188,543
181,404 Region Group 285,646
255,187 Regis Resources, Ltd. 1,209,530
186,088 Resolute Mining, Ltd.
a
184,010
55,137 Rio Tinto, Ltd. 6,264,315
10,472 Sandfire Resources, Ltd.
a
120,168
28,696 SmartGroup Corporation, Ltd. 164,387
26,676 South32, Ltd. 80,775
53,932 SRG Global, Ltd. 92,643
183,343 Stanmore Resources, Ltd. 352,052
98,218 Steadfast Group, Ltd. 289,153
293,906 Tabcorp Holdings, Ltd. 194,326
4,895 Technology One, Ltd. 92,919
1,321,846 Telstra Corporation, Ltd. 4,879,740
66,340 Vault Minerals, Ltd. 197,949
195,182 Ventia Services Group, Pty. Ltd. 710,665
77,736 Virgin Australia Holdings, Ltd.
a
129,925
293,867 Waypoint REIT, Ltd. 479,426
71,304 Westgold Resources, Ltd. 299,977
102,492 Westpac Banking Corporation 2,832,395
24,897 Whitehaven Coal, Ltd. 160,646
Shares Common Stock  93.8% Value
Australia  4.4%  - continued
21,584 Worley, Ltd. $ 169,548
Total 73,640,506
Austria  0.1%
1,562 BAWAG Group AG
b
237,468
2,377 Erste Group Bank AG 256,778
6,731 Porr AG 281,086
26,746 Voestalpine AG 1,186,779
2,283 Wienerberger AG 60,714
Total 2,022,825
Belgium  0.8%
11,628 Ackermans & van Haaren NV 3,575,743
2,378 Aedifica SA 192,542
16,861 Ageas SA NV 1,241,194
96,877 Anheuser-Busch InBev SA/NV 6,702,574
6,772 Barco NV 75,513
5,572 Bekaert SA 262,376
513 Deme Group NV 111,514
4,474 Fagron NV 112,394
765 Montea NV 58,301
30,859 Umicore SA 588,722
Total 12,920,873
Bermuda  0.4%
28,976 Aegon, Ltd. 211,909
4,384 Credicorp, Ltd. 1,486,965
39,654 Hiscox, Ltd. 800,414
39,100 Jardine Matheson Holdings, Ltd. 2,810,635
21,500 Johnson Electric Holdings, Ltd. 65,236
132,000 Nine Dragons Paper Holdings, Ltd.
a
111,888
26,544 Odfjell Drilling, Ltd. 278,065
60,500 Orient Overseas International, Ltd. 1,078,981
124,000 PAX Global Technology, Ltd. 68,000
113,000 Yue Yuen Industrial Holdings, Ltd. 220,439
Total 7,132,532
Brazil  1.3%
110,300 Allos SA 644,571
87,100 Alupar Investimento SA 592,062
184,700 Ambev SA 543,775
27,601 Axia Energia ADR 311,339
67,200 Banco ABC Brasil SA 331,209
301,911 Banco Bradesco SA ADR 1,101,975
176,800 Banco do Brasil SA 787,090
430,100 Banco do Estado do Rio Grande
do Sul SA 1,433,155
1,623,760 Cogna Educacao SA 996,855
26,181 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR 798,782
34,500 Companhia de Saneamento de
Minas Gerais COPASA MG 383,441
117,717 Companhia Energetica de Minas
Gerais ADR 281,344
1,612 Companhia Paranaense de Energia
- COPEL ADR 19,247
72,600 CPFL Energia SA 682,432
110,044 Cury Construtora e Incorporadora
SA 752,697
123,400 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 652,752
230,500 Direcional Engenharia SA 588,282
85,400 EcoRodovias Infraestrutura e
Logistica SA 138,820

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
Brazil  1.3%  - continued
5,865 Embraer SA ADR $ 348,029
384,161 Itau Unibanco Holding SA ADR 3,219,269
20,400 M. Dias Branco SA 89,991
318,797 Metalurgica Gerdau SA 524,369
123,969 Petroleo Brasileiro SA - Petrobras
ADR 2,572,357
25,000 Suzano SA 250,538
89,500 TIM SA/Brazil 474,122
24,000 Transmissora Alianca de Energia
Eletrica SA 198,909
158,463 Vale SA ADR 2,521,146
Total 21,238,558
Canada  8.1%
4,560 Aecon Group, Inc. 137,052
23,466 Agnico Eagle Mines, Ltd. 4,763,205
57,482 Air Canada
a
748,741
11,029 Alamos Gold, Inc. 490,019
97,271 Algonquin Power & Utilities
Corporation 595,751
31,801 Alimentation Couche-Tard, Inc. 1,802,537
11,177 AltaGas, Ltd. 387,672
2,807 ARC Resources, Ltd. 58,416
11,918 Aris Mining Corporation
a
221,294
4,648 ATCO, Ltd. 227,505
27,816 Athabasca Oil Corporation
a
224,951
14,304 AtkinsRealis Group, Inc. 920,285
133,290 B2Gold Corporation 605,559
30,013 Bank of Montreal 4,065,164
52,607 Bank of Nova Scotia 3,648,190
83,548 Barrick Mining Corporation 3,414,351
67,002 Bausch Health Companies, Inc.
a
361,811
154,408 Baytex Energy Corporation 690,402
30,752 BCE, Inc. 775,929
3,038 Bombardier, Inc.
a
537,279
1,389 Brookfield Asset Management, Ltd. 61,756
86,204 Brookfield Corporation 3,493,149
13,186 Brookfield Renewable Corporation 525,506
22,703 Cameco Corporation 2,465,773
36,655 Canadian Imperial Bank of
Commerce 3,473,938
17,109 Canadian National Railway
Company 1,760,956
69,725 Canadian Natural Resources, Ltd. 3,401,293
28,674 Canadian Pacific Kansas City, Ltd. 2,256,447
7,180 Canadian Tire Corporation, Ltd. 965,591
15,066 Canadian Utilities, Ltd. 529,167
72,616 Capstone Copper Corporation
a
547,582
85,008 Cascades, Inc. 721,691
15,270 CCL Industries, Inc. 956,749
6,623 Celestica, Inc.
a
1,865,567
52,098 Cenovus Energy, Inc. 1,382,689
43,446 Centerra Gold, Inc. 772,665
67,378 CES Energy Solutions Corporation 891,689
15,459 CGI, Inc. 1,130,171
44,600 China Gold International Resources
Corporation, Ltd. 883,090
10,274 Cogeco Communications, Inc. 521,418
448 Constellation Software, Inc./Canada 786,436
8,538 Dollarama, Inc. 1,047,871
2,573 Eldorado Gold Corporation 88,331
9,204 Emera, Inc. 477,105
25,314 Empire Company, Ltd. 906,762
100,340 Enbridge, Inc. 5,439,321
1,196 Fairfax Financial Holdings, Ltd. 2,037,886
Shares Common Stock  93.8% Value
Canada  8.1%  - continued
13,276 Finning International, Inc. $ 821,507
6,835 First Majestic Silver Corporation 146,816
53,779 First Quantum Minerals, Ltd.
a
1,285,809
13,723 Fortis, Inc. 765,611
65,937 Fortuna Mining Corporation
a
654,754
5,272 Franco-Nevada Corporation 1,302,448
3,128 G Mining Ventures Corporation
a
109,776
16,837 George Weston, Ltd. 1,189,519
2,748 GFL Environmental, Inc. 114,633
32,283 Gibson Energy, Inc. 688,778
13,258 Great-West Lifeco, Inc. 620,918
1,645 Groupe Dynamite, Inc. 90,569
35,355 Hudbay Minerals, Inc. 740,343
344 Hydro One, Ltd. 14,207
1,129 iA Financial Corporation, Inc. 125,293
54,142 IAMGOLD Corporation
a
1,018,952
9,326 Imperial Oil, Ltd. 1,221,544
6,930 Intact Financial Corporation 1,255,779
69,022 Kinross Gold Corporation 2,106,551
12,072 Linamar Corporation 747,785
29,457 Loblaw Companies, Ltd. 1,342,939
2,321 Lundin Gold, Inc. 177,374
51,051 Lundin Mining Corporation 1,273,064
22,411 Magna International, Inc. 1,250,758
73,132 Manulife Financial Corporation 2,519,219
14,208 Maple Leaf Foods, Inc. 306,405
7,965 Metro, Inc./CN 544,971
14,950 National Bank of Canada 1,934,548
29,320 Nutrien, Ltd. 2,212,487
26,431 OceanaGold Corporation 833,343
33,764 Open Text Corporation 752,415
21,174 Pan American Silver Corporation 1,156,736
10,714 Parex Resources, Inc. 210,568
7,697 Pembina Pipeline Corporation 344,542
37,165 Power Corporation of Canada 1,789,188
7,811 Precision Drilling Corporation
a
768,691
19,820 Quebecor, Inc. 841,613
364 RB Global, Inc. 34,908
3,405 Restaurant Brands International,
Inc. 251,967
9,688 Rogers Communications, Inc. 372,588
58,164 Royal Bank of Canada 9,402,574
33,051 Saputo, Inc. 1,032,562
4,855 Savaria Corporation 93,359
44,983 Shopify, Inc.
a
5,335,883
1,610 South Bow Corporation 53,562
13,948 SSR Mining, Inc.
a
410,071
5,317 Stella-Jones, Inc. 356,760
3,486 Strathcona Resources, Ltd. 105,600
31,620 Sun Life Financial, Inc. 1,980,938
61,818 Suncor Energy, Inc. 4,088,760
115,315 Tamarack Valley Energy, Ltd. 953,291
10,197 Taseko Mines, Ltd.
a
66,045
53,825 TC Energy Corporation 3,370,495
18,922 Teck Resources, Ltd. 979,214
2,475 Toromont Industries, Ltd. 346,511
70,758 Toronto-Dominion Bank 6,608,353
14,201 Wheaton Precious Metals
Corporation 1,860,473
66,189 Whitecap Resources, Inc. 747,011
5,835 WSP Global, Inc. 908,114
Total 136,706,204
Cayman Islands  3.3%
341,500 3SBio, Inc.
b
1,006,728

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
Cayman Islands  3.3%  - continued
695,000 Alibaba Group Holding, Ltd. $ 10,893,770
646,500 China Hongqiao Group, Ltd. 2,920,376
134,500 China Resources Land, Ltd. 498,501
903,000 Consun Pharmaceutical Group,
Ltd. 1,926,628
475 Futu Holdings, Ltd. ADR
a
64,961
133,000 Geely Automobile Holdings, Ltd. 354,838
19,274 Hello Group, Inc. ADR 111,018
51,500 Hengan International Group
Company, Ltd. 182,240
11,476 JOYY, Inc. ADR 670,084
465,000 Kingboard Holdings, Ltd. 1,968,084
64,000 Kingboard Laminates Holdings,
Ltd. 159,370
246,500 Li Ning Company, Ltd. 681,037
34,952 Meituan
a,b
381,405
146,500 NetDragon Websoft Holdings, Ltd. 168,447
24,950 NetEase, Inc. ADR 2,792,903
122,000 Newborn Town, Inc.
a
124,803
381,000 Nexteer Automotive Group, Ltd. 249,031
64,601 NU Holdings, Ltd./Cayman Islands
a
928,316
17,129 PDD Holdings, Inc. ADR
a
1,750,241
217,000 Q Technology Group Company,
Ltd. 206,696
2,133,500 Shui On Land, Ltd. 140,143
306,624 Tencent Holdings, Ltd. 19,339,506
308,000 VSTECS Holdings, Ltd. 339,667
3,729,000 WH Group, Ltd.
b
4,901,536
199,000 WuXi Biologics (Cayman), Inc.
a,b
855,798
346,200 Xiaomi Corporation
a,b
1,430,035
36,750 ZTO Express Cayman, Inc. 904,524
Total 55,950,686
Chile  0.1%
238,857 Aguas Andinas SA 91,287
12,667 Banco de Chile ADR 469,186
8,622 Banco de Credito e Inversiones SA 558,504
17,948 Banco Santander Chile SA ADR 599,463
1,862,643 Colbun SA 261,421
5,496,556 Latam Airlines Group SA 135,631
Total 2,115,492
China  3.9%
901,000 Agricultural Bank of China, Ltd.,
Class H 644,490
275,500 Air China, Ltd.
a
270,869
154,700 Aluminum Corporation of China,
Ltd., Class A 260,163
736,000 Aluminum Corporation of China,
Ltd., Class H 1,076,743
51,500 Angel Yeast Company, Ltd. 302,618
54,400 Anhui Conch Cement Company,
Ltd., Class A 183,345
70,000 Anhui Expressway Company, Ltd. 132,569
2,585,000 BAIC Motor Corporation, Ltd.
a,b
508,804
1,855,000 Bank of China, Ltd., Class H 1,184,484
383,600 Baoshan Iron & Steel Company,
Ltd. 358,538
459,200 BOE Technology Group Company,
Ltd. 262,058
23,400 BYD Company, Ltd., Class H 319,909
18,200 Chaozhou Three-Circle Group
Company, Ltd. 142,785
324,200 China CITIC Bank Corporation, Ltd. 389,517
1,658,000 China CITIC Bank Corporation, Ltd. 1,679,415
Shares Common Stock  93.8% Value
China  3.9%  - continued
730,000 China Coal Energy Company, Ltd. $ 1,230,316
4,315,000 China Construction Bank
Corporation, Class H 4,656,810
73,000 China International Capital
Corporation, Ltd., Class A 345,906
813,200 China International Capital
Corporation, Ltd., Class H
b
1,805,434
141,800 China Life Insurance Company,
Ltd., Class A 752,753
807,000 China Life Insurance Company,
Ltd., Class H 2,574,518
210,000 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 257,434
1,594,500 China Minsheng Banking
Corporation, Ltd. 749,886
490,000 China National Building Material
Company, Ltd. 300,602
221,400 China National Chemical
Engineering Company, Ltd. 283,643
137,100 China Pacific Insurance (Group)
Company, Ltd., Class A 742,834
776,400 China Pacific Insurance (Group)
Company, Ltd., Class H 3,179,824
384,600 China Petroleum & Chemical
Corporation, Class A 326,368
594,000 China Railway Group, Ltd. 308,471
102,600 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 416,693
111,500 China Shenhua Energy Company,
Ltd., Class H 659,987
351,000 China Southern Airlines Company,
Ltd.
a
289,115
79,000 CITIC Pacific Special Steel Group
Company, Ltd. 188,232
110,900 CITIC Securities Company, Ltd.,
Class A 389,188
304,000 CITIC Securities Company, Ltd.,
Class H 930,897
135,900 CMOC Group, Ltd., Class A 346,538
651,000 CMOC Group, Ltd., Class H 1,369,158
11,900 Contemporary Amperex
Technology Company, Ltd. 704,076
169,600 COSCO SHIPPING Holdings
Company, Ltd., Class A 370,269
813,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 1,549,125
49,600 CSC Financial Company, Ltd. 155,376
351,500 Datang International Power
Generation Company, Ltd. 202,125
354,600 Focus Media Information
Technology Company, Ltd. 338,549
12,800 Fuyao Glass Industry Group
Company, Ltd., Class A 106,770
263,900 GD Power Development Company,
Ltd. 185,428
22,900 Gree Electric Appliances, Inc. of
Zhuhai 126,052
125,000 Guotai Haitong Securities
Company, Ltd. 302,556
96,700 Haier Smart Home Company, Ltd.,
Class A 302,370
138,000 Harbin Electric Company, Ltd. 372,709
162,500 Huaneng Power International, Inc.,
Class A 165,860
1,042,000 Huaneng Power International, Inc.,
Class H 788,995

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
China  3.9%  - continued
255,400 HUAYU Automotive Systems
Company, Ltd. $ 715,312
4,251,000 Industrial and Commercial Bank of
China, Ltd., Class H 3,747,036
1,600 Kweichow Moutai Company, Ltd. 336,935
196,000 Lenovo Group, Ltd. 235,731
32,900 Midea Group Company, Ltd. 366,469
75,300 New China Life Insurance
Company, Ltd., Class A 679,399
274,800 New China Life Insurance
Company, Ltd., Class H 1,636,000
225,700 People's Insurance Company
(Group) of China, Ltd., Class A 240,114
2,755,000 People's Insurance Company
(Group) of China, Ltd., Class H 1,918,661
278,600 PetroChina Company, Ltd., Class A 487,175
1,864,000 PetroChina Company, Ltd., Class H 2,557,150
190,000 PICC Property and Casualty
Company, Ltd. 349,748
55,900 Ping An Insurance (Group)
Company of China, Ltd., Class A 463,178
451,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 3,471,680
175,700 SAIC Motor Corporation, Ltd. 375,317
83,700 Sany Heavy Industry Company,
Ltd. 235,098
320,600 SDIC Capital Company, Ltd. 324,160
22,700 Shandong Gold Mining Company,
Ltd. 134,989
440,600 Shandong Nanshan Aluminum
Company, Ltd. 395,202
21,800 Shanghai Fosun Pharmaceutical
Group Company, Ltd. 84,664
96,000 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 238,019
194,800 Sichuan Road and Bridge Group
Company, Ltd. 283,958
77,200 Sinopharm Group Company, Ltd. 200,285
30,100 Spring Airlines Company, Ltd. 202,481
75,900 Tianshan Aluminum Group
Company, Ltd. 199,210
305,000 Tong Ren Tang Technologies
Company, Ltd. 154,070
38,200 TongFu Microelectronics Company,
Ltd. 232,491
50,604 Vipshop Holdings, Ltd. ADR 795,495
85,200 Weichai Power Company, Ltd.,
Class A 302,778
29,300 WuXi AppTec Company, Ltd., Class
A 425,047
205,700 WuXi AppTec Company, Ltd., Class
H
b
3,150,387
180,400 XCMG Construction Machinery
Company, Ltd. 265,594
104,000 Xinhua Winshare Publishing and
Media Company, Ltd. 138,766
49,100 Zhejiang Chint Electrics Company,
Ltd. 234,443
301,700 Zhejiang Dahua Technology
Company, Ltd. 745,562
126,400 Zhejiang Longsheng Group
Company, Ltd. 239,723
68,100 Zhejiang NHU Company, Ltd. 342,552
350,100 Zhejiang Zheneng Electric Power
Company, Ltd. 276,888
Shares Common Stock  93.8% Value
China  3.9%  - continued
22,107 Zhuzhou CRRC Times Electric
Company, Ltd. $ 168,035
556,000 Zijin Mining Group Company, Ltd. 2,501,165
168,000 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 211,100
Total 65,553,241
Colombia  0.1%
28,155 Grupo Cibest SA 650,677
15,395 Grupo Cibest SA ADR 1,120,910
Total 1,771,587
Cyprus  <–%
18,642 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic  0.1%
4,574 CEZ AS 258,499
17,545 Komercni Banka AS 895,152
63,190 Moneta Money Bank AS
b
550,816
189 Philip Morris CR 167,697
Total 1,872,164
Denmark  0.5%
8,626 ALK-Abello AS 272,718
5,874 Bavarian Nordic AS
a
177,573
387 Carlsberg AS 48,079
4,192 ChemoMetec AS 199,974
1,173 Dampskibsselskabet Norden AS 53,794
3,957 FLSmidth & Company AS 299,768
3,008 Genmab AS
a
810,119
32,913 H Lundbeck AS, Class B 206,102
57,117 ISS AS 2,080,418
3,631 NKT AS
a
472,687
94,010 Novo Nordisk AS 3,440,249
3,886 Per Aarsleff Holding AS 449,972
2,105 Royal Unibrew AS 170,772
21,598 Scandinavian Tobacco Group AS
b
227,498
2,199 Zealand Pharma AS
a
102,408
Total 9,012,131
Egypt  <0.1%
122,375 Commercial International Bank
Egypt SAE GDR 270,449
Total 270,449
Finland  0.5%
110,067 Fortum Oyj
d
2,814,728
7,702 Huhtamaki Oyj 250,274
5,159 Kalmar Oyj
a
261,564
8,583 Kemira Oyj 187,127
32,961 Konecranes Oyj 1,081,809
7,307 Lumo Kodit Oyj 66,849
112,538 Nordea Bank Abp 1,937,819
1,714 Orion Oyj 138,537
48,817 Sampo Oyj 519,227
18,695 Wartsila Corporation 696,354
Total 7,954,288
France  4.0%
12,500 Air France-KLM
a
126,692
22,964 Air Liquide SA 4,746,647
3,161 Alten SA 195,984

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
France  4.0%  - continued
1,612 ARGAN SA $ 105,745
245,043 AXA SA 11,260,163
120,417 BNP Paribas SA 11,471,415
20,518 Bouygues SA 1,189,162
73,056 Canal+ SA 194,380
7,463 Compagnie des Alpes 204,871
237,270 Credit Agricole SA 4,428,511
373 Eiffage SA 57,206
96,742 Engie SA 3,117,763
843 EssilorLuxottica SA 196,441
42,552 FORVIA SE
a
487,054
876 Gaztransport Et Technigaz SA 206,031
5,348 Ipsen SA 999,459
12,176 Ipsos SA 480,957
44,732 Legrand SA 6,949,357
5,669 LVMH Moet Hennessy Louis Vuitton
SE 3,098,971
23,414 Mercialys SA 316,242
2,249 Mersen SA 58,762
2,586 Nexans SA 351,798
1,102 Rubis SCA 44,656
28,074 Safran SA 9,186,680
12,202 SCOR SE 436,106
6,190 SPIE SA 309,970
7,435 Technip Energies NV 314,187
41,476 TotalEnergies SE 3,806,442
31,657 Valeo SE 387,669
988 Vicat SA 72,116
15,254 Vinci SA 2,289,625
604 Viridien
a
95,229
3,720 Wendel SA 335,141
Total 67,521,432
Germany  4.3%
37,635 Allianz SE 15,894,038
4,125 Aumovio SE
a
161,540
9,126 Deutsche Bank AG 271,592
2,950 Deutsche Lufthansa AG 25,122
293,923 Deutsche Telekom AG 10,970,219
9,690 Deutz AG 97,427
132,446 DHL Group 6,980,856
5,880 Duerr AG 130,769
51,851 E.ON SE 1,135,618
4,812 Eckert & Ziegler SE 83,011
1,155 Elmos Semiconductor SE 199,024
3,020 Fraport AG Frankfurt Airport
Services Worldwide
a
263,092
11,237 Fresenius Medical Care AG 509,236
40,369 Fresenius SE & Company KGaA 2,094,990
685 FUCHS SE 29,139
20,058 GEA Group AG 1,438,521
23,683 Heidelberg Materials AG 4,998,001
12,276 HelloFresh SE
a
56,419
3,093 HOCHTIEF AG 1,406,924
2,728 Hornbach Holding AG & Company
KGaA 257,440
5,246 Hugo Boss AG 227,079
2,745 Indus Holding AG 85,440
11,541 Jenoptik AG 388,204
3,211 Jungheinrich AG 98,749
18,015 KION Group AG 962,584
3,948 Krones AG 536,261
3,639 LEG Immobilien SE 237,707
821 MBB SE 161,892
43,581 Mercedes-Benz Group AG 2,678,627
Shares Common Stock  93.8% Value
Germany  4.3%  - continued
8,362 Muenchener Rueckversicherungs-
Gesellschaft AG $ 5,280,974
2,847 Nagarro SE 159,411
12,623 SAF-Holland SE 242,768
43,818 SAP SE 7,470,244
6,137 Siemens AG 1,495,190
23,487 Siemens Energy AG 4,050,343
6,721 Stabilus SE 126,226
1,256 Talanx AG 155,854
44,787 TUI AG 352,701
10,047 United Internet AG 325,081
Total 72,038,313
Greece  0.2%
11,863 Aegean Airlines SA 161,800
23,557 Alpha Bank SA 87,381
262,357 Eurobank SA 1,050,492
30,647 HELLENiQ ENERGY Holdings SA 349,630
7,933 Motor Oil (Hellas) Corinth Refineries
SA 349,354
97,242 National Bank of Greece SA 1,502,190
50,201 Piraeus Bank SA 412,454
Total 3,913,301
Guernsey  <0.1%
24,459 Foresight Group Holdings, Ltd. 113,956
Total 113,956
Hong Kong  1.0%
561,000 China Nonferrous Mining
Corporation, Ltd. 841,953
332,000 China Overseas Grand Oceans
Group, Ltd. 101,413
531,600 China Taiping Insurance Holdings
Company, Ltd. 1,403,827
91,000 Chow Sang Sang Holdings
International, Ltd. 159,232
1,041,000 CK Hutchison Holdings, Ltd. 7,990,743
172,000 CSPC Pharmaceutical Group, Ltd. 202,988
918,000 Genertec Universal Medical Group
Company, Ltd.
b
680,944
834,000 Guangdong Investment, Ltd. 835,330
133,000 Hang Lung Properties, Ltd. 148,826
289,000 Hysan Development Company, Ltd. 693,729
304,000 New World Development Company,
Ltd.
a
315,657
119,000 Sun Hung Kai Properties, Ltd. 1,981,449
34,500 VTech Holdings, Ltd. 261,229
148,000 Weichai Power Company, Ltd.,
Class H 524,841
Total 16,142,161
Hungary  0.2%
110,514 MOL Hungarian Oil & Gas plc 1,323,999
18,575 OTP Bank Nyrt 1,991,758
Total 3,315,757
India  3.5%
31,316 Aditya Birla Sun Life Asset
Management Company, Ltd. 293,558
2,368 AIA Engineering, Ltd. 91,396
3,491 Anand Rathi Wealth, Ltd. 112,661
10,594 Asian Paints, Ltd. 244,305
14,132 Avanti Feeds, Ltd. 181,040
65,300 Axis Bank, Ltd. 808,755

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
India  3.5%  - continued
29,325 Bajaj Finserv, Ltd. $ 509,376
752,445 Bharat Petroleum Corporation, Ltd. 2,256,020
205,102 Bharti Airtel, Ltd. 3,897,634
20,361 Britannia Industries, Ltd. 1,164,145
377,611 Canara Bank 497,486
16,337 Ceat, Ltd. 563,720
183,722 Chambal Fertilisers and Chemicals,
Ltd. 832,167
30,890 Cipla, Ltd. 402,509
4,508 Coromandel International, Ltd. 91,802
21,378 Cummins India, Ltd. 1,023,594
16,840 Eicher Motors, Ltd. 1,179,112
59,254 Federal Bank, Ltd. 163,687
260,459 GAIL India, Ltd. 381,748
39,247 Great Eastern Shipping Company,
Ltd. 590,258
17,195 HCL Technologies, Ltd. 247,483
59,445 HDFC Asset Management
Company, Ltd.
b
1,389,095
494,272 HDFC Bank, Ltd. 3,871,655
58,350 HDFC Life Insurance Company,
Ltd.
b
366,693
25,792 Hero MotoCorp, Ltd. 1,394,167
325,007 Hindalco Industries, Ltd. 3,073,418
475,165 Hindustan Petroleum Corporation,
Ltd. 1,693,315
83,754 ICICI Bank, Ltd. ADR 2,169,229
704,032 Indian Oil Corporation, Ltd. 1,005,031
111,782 Infosys, Ltd. ADR 1,510,175
23,614 JB Chemicals & Pharmaceuticals,
Ltd. 515,749
126,958 JSW Steel, Ltd. 1,522,111
18,888 Kajaria Ceramics, Ltd. 185,138
32,935 Larsen & Toubro, Ltd. 1,224,449
9,032 LTIMindtree, Ltd.
b
388,759
37,326 Lupin, Ltd. 923,747
27,058 Mahindra & Mahindra, Ltd. 848,717
16,593 Maruti Suzuki India, Ltd. 2,176,337
825 MRF, Ltd. 1,125,424
326,966 National Aluminium Company, Ltd. 1,349,785
17,597 Nava, Ltd. 99,444
41,737 NLC India, Ltd. 118,817
419,272 NMDC, Ltd. 341,204
142,615 NTPC, Ltd. 561,702
476,576 Oil & Natural Gas Corporation, Ltd. 1,435,784
8,726 Persistent Systems, Ltd. 458,104
14,606 Pidilite Industries, Ltd. 197,880
12,702 Polycab India, Ltd. 929,441
313,322 Reliance Industries, Ltd. 4,506,061
394,561 Samvardhana Motherson
International, Ltd. 442,836
68,062 SBI Life Insurance Company, Ltd.
b
1,287,466
48,276 Shipping Corporation of India, Ltd. 112,848
127,277 State Bank of India 1,327,393
35,633 Tata Consultancy Services, Ltd. 897,262
1,275,714 Tata Steel, Ltd. 2,617,464
32,519 Tech Mahindra, Ltd. 483,049
6,432 TVS Motor Company, Ltd. 231,152
144,962 Vedanta, Ltd. 1,017,076
52,904 Wipro, Ltd. ADR 112,156
Total 59,442,589
Indonesia  <0.1%
973,200 Astra International Tbk PT 359,270
Shares Common Stock  93.8% Value
Indonesia  <0.1%  - continued
2,130,800 Perusahaan Gas Negara (Persero)
Tbk PT $ 233,119
1,376,700 PT Telkom Indonesia (Persero) Tbk 247,886
Total 840,275
Ireland  0.2%
49,552 Bank of Ireland Group plc 899,038
94,693 Ryanair Holdings plc 2,665,796
Total 3,564,834
Isle of Man  <0.1%
26,893 Entain plc 202,030
Total 202,030
Israel  0.9%
11,049 Airport City, Ltd.
a
188,060
84,669 Bank Hapoalim BM 1,988,452
36,747 Bank Leumi Le-Israel BM 821,768
678,119 Bezeq Israel Telecommunication
Corporation, Ltd. 1,622,347
1,150 Big Shopping Centers, Ltd. 264,114
1,003 Blue Square Real Estate, Ltd. 124,239
1,233 Camtek, Ltd./Israel
a
188,059
17,007 Check Point Software Technologies,
Ltd.
a
2,429,450
3,620 Clal Insurance Enterprises
Holdings, Ltd. 258,440
2,664 Delek Group, Ltd. 896,659
1,629 Equital, Ltd.
a
69,539
1,293 FIBI Holdings, Ltd. 124,873
2,435 First International Bank of Israel,
Ltd. 189,074
4,931 Fiverr International, Ltd.
a
49,409
2,104 Formula Systems 1985, Ltd. 254,570
19,541 G City, Ltd. 72,899
14,866 Harel Insurance Investments &
Financial Services, Ltd. 829,013
1,246 Hilan, Ltd. 77,180
1,511 Israel Corporation, Ltd. 423,067
387 Isras Holdings, Ltd.
a
37,830
14,016 Ituran Location and Control, Ltd. 686,924
4,681 Matrix IT, Ltd. 130,585
3,661 Meitav Investment House, Ltd. 129,476
34,157 Meshek Energy Renewable
Energies, Ltd.
a
119,083
38,428 Mivne Real Estate (KD), Ltd.
a
160,266
1,428 Mizrahi Tefahot Bank, Ltd. 104,353
652 NICE, Ltd.
a
71,986
5,687 Oddity Tech, Ltd.
a
76,092
572,274 Oil Refineries, Ltd.
a
246,615
19,515 One Software Technologies, Ltd. 368,276
254 Paz Retail And Energy, Ltd. 62,541
20,373 Plus500, Ltd. 1,103,392
40,912 Riskified, Ltd.
a
160,375
15,352 Shufersal, Ltd. 225,270
916 Teva Pharmaceutical Industries,
Ltd. ADR
a
27,590
1,932 Tower Semiconductor, Ltd.
a
341,724
Total 14,923,590
Italy  2.9%
14,970 ACEA SPA 389,125
9,816 Azimut Holding SPA 372,979
27,259 Banca Farmafactoring SPA
a,b
45,885
11,623 Banca IFIS SPA 283,797

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
Italy  2.9%  - continued
23,387 Buzzi SPA $ 1,182,383
63,727 CIR SPA-Compagnie Industriali
a
49,867
11,021 Credito Emiliano SPA 186,773
911,496 Enel SPA 9,965,279
167,749 Eni SPA 4,769,763
150,318 Generali 6,047,549
446,647 Italgas SPA 5,203,010
58,115 Lottomatica Group SPA 1,678,071
28,291 MAIRE SPA 440,402
161,382 OVS SPA
b
838,010
148,693 Pirelli & C. SPA
b
1,028,880
2,253 Reply SPA 212,029
9,687 Technogym SPA
b
195,674
171,826 UniCredit SPA 12,327,511
194,037 Unipol Assicurazioni SPA 4,507,535
Total 49,724,522
Japan  14.4%
4,200 ADEKA Corporation 98,147
58,800 Advantest Corporation 8,114,792
49,400 Aeon Company, Ltd. 590,624
313 AEON REIT Investment Corporation 247,384
4,900 AGC, Inc. 173,595
5,300 Ain Holdings, Inc. 189,984
2,900 Air Water, Inc. 39,282
9,700 Aisin Corporation 136,655
21,900 Alfresa Holdings Corporation 353,678
3,300 Alps Alpine Company, Ltd. 44,758
21,600 ALSOK Company, Ltd. 171,910
162,300 Amada Company, Ltd. 2,288,990
2,900 Amano Corporation 69,723
3,500 and ST HD Company, Ltd. 65,721
9,900 Anycolor, Inc. 184,215
18,200 Arcs Company, Ltd. 433,483
27,800 Argo Graphics, Inc. 255,870
8,100 Artience Company, Ltd. 195,148
22,600 Asahi Group Holdings, Ltd. 225,653
7,800 Asics Corporation 209,704
19,700 Astellas Pharma, Inc. 321,146
18,900 Bandai Namco Holdings, Inc. 466,271
11,100 BayCurrent, Inc. 321,304
20,300 BIPROGY, Inc. 597,526
101,600 Bridgestone Corporation 2,117,168
48,200 Brother Industries, Ltd. 892,328
51,300 Canon, Inc. 1,423,439
2,100 Central Glass Company, Ltd. 53,422
62,600 Chiyoda Corporation
a
367,010
10,000 Chudenko Corporation 293,463
41,900 Chugai Pharmaceutical Company,
Ltd. 2,310,721
13,700 COMSYS Holdings Corporation 437,902
60,100 Cosmo Energy Holdings Company,
Ltd. 1,700,212
23,500 Cover Corporation
a
200,305
94,900 Dai Nippon Printing Company, Ltd. 1,729,078
453,900 Dai-ichi Mutual Life Insurance
Company, Ltd. 4,185,864
3,700 Daito Trust Construction Company,
Ltd. 86,706
179 Daiwa House REIT Investment
Corporation 141,286
366,500 Daiwa Securities Group, Inc. 3,472,731
8,400 Daiwabo Holdings Company, Ltd. 165,386
26,400 Denso Corporation 331,005
200 DISCO Corporation 81,517
Shares Common Stock  93.8% Value
Japan  14.4%  - continued
19,000 Doshisha Company, Ltd. $ 403,133
10,500 Doutor Nichires Holdings
Company, Ltd. 195,012
83,000 DTS Corporation 545,464
2,700 Eagle Industry Company, Ltd. 49,781
3,600 EIZO Corporation 47,175
8,400 Electric Power Development
Company, Ltd. 231,345
106,500 Eneos Holdings, Inc. 959,579
10,300 Exedy Corporation 367,793
27,400 F.C.C. Company, Ltd. 572,176
14,600 FANUC Corporation 508,911
6,200 Fast Retailing Company, Ltd. 2,449,660
5,800 Ferrotec Corporation 238,807
15,500 Financial Partners Group Company,
Ltd. 157,939
48,300 FUJIFILM Holdings NPV 920,388
2,400 Fujikura, Ltd. 66,005
41,500 Fujitsu, Ltd. 848,703
600 Furukawa Electric Company, Ltd. 115,188
1,700 Furuno Electric Company, Ltd. 67,993
10,200 Fuyo General Lease Company, Ltd. 276,084
80 Global One Real Estate Investment
Corporation 60,725
10,700 Glory, Ltd. 273,975
4,600 GMO Payment Gateway, Inc. 240,413
46,800 Hachijuni Nagano Bank, Ltd. 588,416
29,500 Hanwa Company, Ltd. 295,852
15,500 Haseko Corporation 286,347
3,700 Hazama Ando Corporation 46,301
53,100 Heiwa Corporation 627,723
400 Hirose Electric Company, Ltd. 52,366
145,500 Hitachi, Ltd. 4,268,314
8,400 Hokkaido Electric Power Company,
Inc. 57,179
399,900 Honda Motor Company, Ltd.
d
3,236,620
10,100 Hosiden Corporation 166,750
28,300 Hoya Corporation 4,906,100
7,000 Hulic Company, Ltd. 81,596
22,000 Hyakugo Bank, Ltd. 216,255
31,600 Hyakujushi Bank, Ltd. 427,729
3,900 IBIDEN Company, Ltd. 195,158
119,700 Inaba Denki Sangyo Company, Ltd. 1,997,906
8,400 Inabata & Company, Ltd. 211,848
10,100 INFRONEER Holdings, Inc. 140,121
43,700 Inpex Corporation 1,292,624
3,100 Internet Initiative Japan, Inc. 48,154
43,800 Isuzu Motors, Ltd. 630,754
267,300 ITOCHU Corporation 3,400,187
2,600 Japan Airlines Company, Ltd. 42,449
68,900 Japan Exchange Group, Inc. 804,613
131 Japan Metropolitan Fund
Investment Corporation 92,250
3,100 Japan Petroleum Exploration
Company, Ltd. 51,060
108,800 Japan Post Holdings Company,
Ltd. 1,256,255
45,900 Japan Post Insurance Company,
Ltd. 462,929
16,500 Japan Tobacco, Inc. 633,004
6,000 JGC Corporation 88,248
5,800 JMDC, Inc. 121,455
4,100 Joyful Honda Company, Ltd. 54,992
66,700 JTEKT Corporation 715,570
60,000 Juroku Financial Group, Inc. 686,527
138,400 JX Advanced Metals Corporation 3,067,471

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
Japan  14.4%  - continued
16,600 Kaga Electronics Company, Ltd. $ 397,512
15,800 Kajima Corporation 602,749
17,800 Kaken Pharmaceutical Company,
Ltd. 467,955
9,300 Kamigumi Company, Ltd. 321,509
1,900 Kanamoto Company, Ltd. 52,968
29,000 Kanematsu Corporation 413,482
324,000 KDDI Corporation 5,516,661
412 KDX Realty Investment Corporation 419,308
32,000 Keiyo Bank, Ltd. 416,505
6,900 Keyence Corporation 2,455,761
14,300 Kioxia Holdings Corporation
a
1,867,582
1,700 Kobe Bussan Company, Ltd. 36,786
26,300 Kobe Steel, Ltd. 319,181
9,500 Kokusai Electric Corporation 321,240
64,400 Komatsu, Ltd. 2,564,445
11,800 KOSE Holdings Corporation 441,363
11,200 Kumagai Gumi Company, Ltd. 111,021
1,500 Kurabo Industries, Ltd. 80,609
50,700 Kuraray Company, Ltd. 534,529
16,500 Kureha Corporation 420,600
46,800 Kyocera Corporation 717,610
52,600 Kyoei Steel, Ltd. 781,679
5,200 Kyushu Electric Power Company,
Inc. 60,276
3,000 Lasertec Corporation 667,721
7,000 Life Corporation 112,813
15,200 Lintec Corporation 442,493
11,100 LY Corporation 26,763
21,500 Macnica Holdings, Inc. 323,110
5,200 Marubeni Corporation 190,226
2,600 Marui Group Company, Ltd. 50,393
46,800 Maruichi Steel Tube, Ltd. 427,213
200 Maruwa Company, Ltd./Aichi 70,635
34,800 Matsui Securities Company, Ltd. 208,529
23,900 Mazda Motor Corporation 163,471
26,500 Medipal Holdings Corporation 497,600
400 Meiko Electronics Company, Ltd. 64,411
57,700 MEITEC Group Holdings, Inc. 1,194,628
33,200 MIRAIT ONE Corporation 767,626
257,300 Mitsubishi Chemical Group
Corporation 1,504,209
53,800 Mitsubishi Corporation 1,845,661
38,600 Mitsubishi Electric Corporation 1,262,494
60,500 Mitsubishi HC Capital, Inc. 542,871
208,800 Mitsubishi Heavy Industries, Ltd. 5,737,127
31,400 Mitsubishi Logistics Corporation 265,127
5,400 Mitsubishi Materials Corporation 170,168
38,700 Mitsubishi Motors Corporation 77,709
416,300 Mitsubishi UFJ Financial Group,
Inc. 7,049,597
45,500 Mitsui & Company, Ltd. 1,758,697
22,200 Mitsui Chemicals, Inc. 268,175
9,900 Mitsui DM Sugar Company, Ltd. 213,311
1,400 Mitsui Kinzoku Company, Ltd. 265,559
11,900 Mixi, Inc. 191,542
65,400 Mizuho Financial Group, Inc. 2,647,638
6,800 Mizuho Leasing Company, Ltd. 60,215
2,700 Modec, Inc. 255,593
11,400 Monex Group, Inc. 49,427
78,900 MS and AD Insurance Group
Holdings, Inc. 2,058,941
57,000 Nanto Bank, Ltd. 517,785
68,800 NEC Corporation 1,711,957
8,300 Nichicon Corporation 93,501
Shares Common Stock  93.8% Value
Japan  14.4%  - continued
5,500 Nichirei Corporation $ 68,254
7,600 Nikon Corporation 92,813
53,500 Nippon Express Holdings, Inc. 1,209,148
5,800 Nippon Shinyaku Company, Ltd. 190,801
61,100 Nippon Shokubai Company, Ltd. 884,285
93,400 Nippon Yusen Kabushiki Kaisha
d
3,431,028
4,800 Nishimatsu Construction Company,
Ltd. 175,190
28,800 Nisshin Oillio Group, Ltd. 347,032
1,400 Niterra Company, Ltd. 66,012
10,800 Nitori Holdings Company, Ltd. 171,585
1,600 Nitta Corporation 45,267
28,500 Nitto Denko Corporation 570,120
26,800 Nitto Kogyo Corporation 726,483
23,200 Nojima Corporation 160,839
9,500 NOK Corporation 172,151
167,800 Nomura Holdings, Inc. 1,321,264
102,900 Nomura Real Estate Holdings, Inc. 667,181
446 Nomura Real Estate Master Fund,
Inc. 440,415
8,900 Nomura Research Institute, Ltd. 243,572
13,500 Noritsu Koki Company, Ltd. 175,319
1,000 NS Solutions Corporation 23,297
20,200 NSD Company, Ltd. 349,412
78,300 NSK, Ltd. 554,873
3,888,500 NTT, Inc. 3,890,314
8,900 Obayashi Corporation 215,562
3,800 OBIC Business Consultants
Company, Ltd. 151,793
8,400 Ogaki Kyoritsu Bank, Ltd. 332,020
7,900 Ohsho Food Service Corporation 154,909
32,800 Oji Holdings Corporation 177,450
5,800 Okamura Corporation 91,358
3,200 Oki Electric Industry Company, Ltd. 54,258
3,800 Okumura Corporation 153,767
1,900 OMRON Corporation 54,661
167,800 Ono Pharmaceutical Company, Ltd. 2,693,192
4,500 Oracle Corporation Japan 244,047
68,000 ORIX Corporation 2,017,652
5,900 OSG Corporation 96,108
18,200 PAL GROUP Holdings Company,
Ltd. 166,975
3,900 Penta-Ocean Construction
Company, Ltd. 41,480
721,000 Persol Holdings Company, Ltd. 1,063,981
5,800 Plus Alpha Consulting Company,
Ltd. 74,868
5,600 Rakuten Bank, Ltd.
a
204,734
123,800 Rakuten Group, Inc.
a
578,709
108,384 Recruit Holdings Company, Ltd. 4,722,288
600 Resonac Holdings Corporation 39,050
36,900 Ricoh Company, Ltd. 311,934
3,300 Riken Vitamin Company, Ltd. 60,310
31,200 Rohto Pharmaceutical Company,
Ltd. 479,272
11,600 Rorze Corporation 199,416
26,400 San-in Godo Bank, Ltd. 297,050
11,100 Sanki Engineering Company, Ltd. 482,235
27,500 Sanrio Company, Ltd. 170,975
10,800 Sanwa Holdings Corporation 245,616
19,200 Sanyo Chemical Industries, Ltd. 615,302
7,600 SBI Holdings, Inc. 140,724
39,200 SCREEN Holdings Company, Ltd. 2,335,402
10,500 Sega Sammy Holdings, Inc. 161,656
227,900 Seiko Epson Corporation 2,817,575
102,400 Sekisui House, Ltd. 2,294,484

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
Japan  14.4%  - continued
2,000 Senshu Electric Company, Ltd. $ 75,907
13,400 SG Holdings Company, Ltd. 124,835
15,500 Shin-Etsu Chemical Company, Ltd. 631,142
11,600 ShinMaywa Industries, Ltd. 173,609
9,000 Shinnihon Corporation 111,923
39,900 Ship Healthcare Holdings, Inc. 615,805
20,200 Shizuoka Financial Group, Inc. 335,412
8,900 SHO-BOND Holdings Company,
Ltd. 79,656
41,000 SKY Perfect JSAT Holdings, Inc. 777,431
11,300 Socionext, Inc. 140,303
1,277,600 SoftBank Corporation 1,709,586
129,900 SoftBank Group Corporation 3,163,033
108,600 Sojitz Corporation 4,300,223
141,500 Sompo Holdings, Inc. 5,508,346
1,945,400 Sony Financial Group, Inc.
d
1,782,092
324,900 Sony Group Corporation 6,771,805
124 SOSiLA Logistics REIT, Inc. 94,746
9,300 Stanley Electric Company, Ltd. 170,764
347 Star Asia Investment Corporation 121,077
4,300 Starts Corporation, Inc. 130,863
39,400 Subaru Corporation 634,789
6,300 Sumco Corporation 69,607
46,000 Sumitomo Corporation 1,721,277
39,400 Sumitomo Electric Industries, Ltd. 2,238,712
59,700 Sumitomo Forestry Company, Ltd. 543,190
85,500 Sumitomo Mitsui Financial Group,
Inc. 2,811,268
14,300 Sumitomo Rubber Industries, Ltd. 188,606
11,200 Suzuken Company, Ltd./Aichi
Japan 423,783
137,700 Systena Corporation 365,820
6,800 Taisei Corporation 704,492
40,000 Taiyo Holdings Company, Ltd.
d
1,277,664
4,000 Taiyo Yuden Company, Ltd. 98,643
20,700 Takamatsu Construction Group
Company, Ltd. 475,928
82,700 Takeda Pharmaceutical Company,
Ltd. 3,045,667
29,300 TDK Corporation 380,615
20,300 TechMatrix Corporation 232,350
2,900 THK Company, Ltd. 85,736
9,000 Timee, Inc.
a
74,809
15,800 TIS, Inc. 337,827
12,100 Toa Corporation/Tokyo 241,781
58,000 Toagosei Company, Ltd. 632,946
4,300 Toenec Corporation 55,489
3,500 Toho Company, Ltd. 36,763
3,600 Toho Holdings Company, Ltd. 108,019
6,800 TOKAI Holdings Corporation 50,063
161,000 Tokai Tokyo Financial Holdings, Inc. 738,118
151,300 Tokio Marine Holdings, Inc. 7,102,169
64,400 Tokyo Electric Power Company
Holdings, Inc.
a
265,366
25,100 Tokyo Electron, Ltd. 6,236,119
5,100 Tokyo Steel Manufacturing
Company, Ltd. 52,654
4,500 Tokyo Tatemono Company, Ltd. 103,817
49,200 Tokyu Construction Company, Ltd. 442,759
5,300 Tokyu Fudosan Holdings
Corporation 45,236
46,900 TOPPAN Holdings, Inc. 1,236,973
22,300 Tosoh Corporation 331,487
7,300 Totetsu Kogyo Company, Ltd. 251,879
4,200 Towa Corporation 62,555
2,900 Toyo Engineering Corporation
a
49,513
Shares Common Stock  93.8% Value
Japan  14.4%  - continued
4,100 Toyo Seikan Group Holdings, Ltd. $ 93,285
259,000 Toyota Motor Corporation 5,383,923
11,500 Toyota Tsusho Corporation 445,703
3,300 Trial Holdings, Inc. 89,114
45,900 TS Tech Company, Ltd. 523,453
120,400 Tsubakimoto Chain Company 1,789,349
73,500 TV Asahi Holdings Corporation 1,623,392
5,700 Umios Corporation 53,081
31,700 Unicharm Corporation 185,860
17,300 USS Company, Ltd. 181,975
9,900 Yamazen Corporation 90,512
5,000 Yellow Hat, Ltd. 49,387
44,100 Yokogawa Bridge Holdings
Corporation 832,388
8,800 Yonex Company, Ltd. 168,240
24,900 YUASA Company, Ltd. 944,362
3,100 Yurtec Corporation 51,314
Total 242,704,598
Jersey  0.1%
213,208 Man Group plc 717,764
326,284 TP ICAP Group plc 1,182,414
Total 1,900,178
Kuwait  0.1%
549,297 Agility Public Warehousing
Company KSCC 223,623
474,728 Kuwait Finance House KSCP 1,234,753
162,444 Mobile Telecommunications
Company KSCP 299,170
91,658 National Bank of Kuwait KSCP 271,766
Total 2,029,312
Luxembourg  0.1%
130,031 Aroundtown SA
a
346,174
9,013 Befesa SA
b
308,454
25,780 d'Amico International Shipping SA 224,668
57,818 Grand City Properties SA
a
605,795
4,561 Millicom International Cellular SA 341,801
6,495 RTL Group SA 278,099
Total 2,104,991
Malaysia  0.2%
241,000 Malayan Banking Bhd 678,338
53,500 Malayan Cement Bhd 79,940
492,000 SD Guthrie Bhd 735,144
308,900 Sime Darby Bhd 173,741
460,000 Sunway Construction Group Bhd 727,075
372,200 Telekom Malaysia Bhd 653,450
34,400 United Plantations Bhd
a
289,416
Total 3,337,104
Mexico  0.4%
42,090 America Movil SAB de CV ADR 1,072,453
43,090 Cemex SAB de CV ADR 492,949
171,500 Fibra Uno Administracion SA de CV 280,172
109,733 Grupo Financiero Banorte SAB de
CV ADR 1,215,065
163,300 Grupo Mexico SAB de CV 1,746,708
24,630 Industrias Penoles SAB de CV
a
1,097,954
123,500 Megacable Holdings SAB de CV 427,630
Total 6,332,931

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
Netherlands  3.9%
3,961 Aalberts NV $ 137,949
39,207 AerCap Holdings NV 5,378,416
683 Airbus SE 129,137
21,412 Ariston Holding NV 92,550
18,027 ASML Holding NV 23,971,639
8,098 Cementir Holding NV 144,762
11,809 Corbion NV 258,805
5,409 Eurocommercial Properties NV 163,817
91,528 Ferrovial SE 5,954,514
8,711 Havas NV 152,562
9,001 Heineken Holding NV 640,571
164,059 Koninklijke (Royal) KPN NV 914,408
245,272 Koninklijke Ahold Delhaize NV 11,422,175
79,021 Koninklijke BAM Groep NV 800,288
3,250 Koninklijke Heijmans NV 291,316
22,854 Koninklijke Vopak NV 1,236,982
66,635 MFE-MediaForEurope NV 200,640
9,207 NEPI Rockcastle NV 73,879
41,522 NN Group NV 3,242,714
108,034 Prosus NV 5,001,520
97,350 SBM Offshore NV 3,882,123
6,596 Van Lanschot Kempen NV 438,047
36,095 Wereldhave NV 893,748
Total 65,422,562
New Zealand  <0.1%
39,248 Mercury NZ, Ltd. 141,110
Total 141,110
Norway  0.3%
72,330 Aker Solutions ASA 346,116
55,608 DNB Bank ASA 1,739,900
80,450 DNO International ASA 180,288
6,811 DOF Group ASA 98,094
48,731 Elkem ASA
b
142,609
4,739 Nordic Semiconductor ASA
a
75,958
162,373 Norwegian Air Shuttle ASA 239,977
12,545 SpareBank 1 SMN 267,732
63,395 Storebrand ASA 1,144,266
1,642 Wilh Wilhelmsen Holding ASA 122,944
23,471 Yara International ASA 1,371,983
Total 5,729,867
Philippines  0.1%
104,710 International Container Terminal
Services, Inc. 1,187,134
Total 1,187,134
Poland  0.3%
27,290 Bank Millennium SA
a
120,950
19,591 Bank Polska Kasa Opieki SA 1,160,846
48,971 Orlen SA 1,774,429
35,174 Powszechna Kasa Oszczednosci
Bank Polski SA 832,005
3,417 Santander Bank Polska SA 541,774
96,037 Tauron Polska Energia SA 266,412
Total 4,696,416
Portugal  0.5%
129,724 Banco Comercial Portugues SA 126,347
106,847 CTT-Correios de Portugal SA 744,864
1,318,469 EDP SA 6,976,976
38,060 Galp Energia SGPS SA 912,592
Shares Common Stock  93.8% Value
Portugal  0.5%  - continued
266,728 Sonae SGPS SA $ 592,421
Total 9,353,200
Qatar  0.1%
850,435 Baladna
a
282,655
258,001 Commercial Bank PSQC 302,288
411,824 Doha Bank QPSC
a
366,468
42,209 Qatar Islamic Bank QPSC 263,763
268,191 Qatar National Bank QPSC 1,255,143
Total 2,470,317
Russian Federation  <0.1%
169,404 Gazprom PJSC ADR
a,c
17
14,886 GMK Norilskiy Nickel PAO ADR
a,c
1
6,112 LUKOIL PJSC
a,c,e
0
6,042 Mechel PJSC ADR
a,c
1
444 Novatek PJSC GDR
a,c
0
6,840 Polyus PJSC
a,c,e
0
1 Polyus PJSC GDR
a,c
0
329,720 Sberbank of Russia PJSC
a,c,e
0
17,590 Sovcomflot PJSC
a,c,e
0
67,366 Surgutneftegas PAO ADR
a,c
7
Total 26
Saudi Arabia  0.7%
22,577 Al Babtain Power &
Telecommunication Company 399,823
95,173 Al Rajhi Bank 2,713,069
13,032 Alinma Bank 100,918
119,901 Arab National Bank 688,446
97,167 Arabian Centres Company
b
442,090
142,902 Banque Saudi Fransi 762,311
80,490 Riyad Bank 637,593
5,392 SABIC Agri-Nutrients Company 207,072
15,789 Saudi Arabian Mining Company
a
272,882
317,605 Saudi Arabian Oil Company
b
2,299,207
74,336 Saudi Awwal Bank 742,965
55,252 Saudi Energy Company 251,320
9,127 Saudi Investment Bank 32,353
218,001 Saudi National Bank 2,460,977
83 Saudi Telecom Company 941
16,154 Theeb Rent A Car Company 127,395
Total 12,139,362
Singapore  1.3%
172,400 AIMS APAC REIT 191,968
281,500 CapitaLand China Trust 140,473
629,000 CapitaLand Integrated Commercial
Trust 1,127,959
519,800 ComfortDelGro Corporation, Ltd. 584,487
155,000 Fortune Real Estate Investment
Trust 92,736
118,200 Hong Leong Asia, Ltd. 259,954
12,248 Kenon Holdings, Ltd. 1,011,336
350,100 Lendlease Global Commercial REIT 146,321
97,900 Sasseur Real Estate Investment
Trust 48,475
130,500 Singapore Airport Terminal
Services, Ltd. 359,633
339,100 Singapore Exchange, Ltd. 5,173,017
375,800 Singapore Technologies
Engineering, Ltd. 3,189,503
606,000 United Overseas Land, Ltd. 4,601,339
23,000 Venture Corporation, Ltd. 276,938

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
Singapore  1.3%  - continued
1,316,700 Yangzijiang Shipbuilding Holdings,
Ltd. $ 3,911,114
191,200 Yanlord Land Group, Ltd.
a
90,729
Total 21,205,982
South Africa  0.8%
84,815 Absa Group, Ltd. 1,221,752
131,817 AECI, Ltd. 894,374
7,314 Coronation Fund Managers, Ltd. 19,224
127,002 DataTec, Ltd. 527,498
103,711 FirstRand, Ltd. 530,929
46,985 Gold Fields, Ltd. ADR 2,133,119
473,036 Growthpoint Properties, Ltd. 452,035
35,411 Harmony Gold Mining Company,
Ltd. ADR 544,267
17,889 Impala Platinum Holdings, Ltd. 254,417
68,861 Investec plc 530,750
64,552 Momentum Group, Ltd. 138,757
33,035 MTN Group, Ltd. 385,739
19,392 Naspers, Ltd. 1,003,090
15,714 Nedbank Group, Ltd. 247,728
609,156 Old Mutual, Ltd. 496,793
429,616 Redefine Properties, Ltd. 151,065
15,643 Sanlam, Ltd. 82,258
316,868 Sibanye Stillwater, Ltd. 972,617
117,338 Standard Bank Group, Ltd. 2,124,960
9,201 Valterra Platinum, Ltd. 773,417
492,275 Vukile Property Fund, Ltd. 649,162
Total 14,133,951
South Korea  4.4%
37,586 BNK Financial Group, Inc. 455,834
2,741 CJ Corporation 352,755
15,382 Green Cross Holdings Corporation 136,339
28,310 GS Holdings Corporation 1,223,573
28,905 Hana Financial Group, Inc. 2,107,084
14,648 Hanwha Corporation 1,091,077
8,542 HD Hyundai Company, Ltd. 1,432,579
4,982 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 1,154,665
1,743 Hyosung Corporation 152,921
4,769 Hyundai Department Store
Company, Ltd. 255,242
4,425 Hyundai Glovis Company, Ltd. 628,486
4,895 Hyundai Motor Company 1,507,956
64,795 iM Financial Group Company, Ltd. 729,450
7,921 Kakao Corporation 244,539
16,670 KB Financial Group, Inc. 1,636,502
13,781 Kia Corporation 1,360,612
3,703 Korea Electric Power Corporation 105,278
11,448 Korean Reinsurance Company 93,055
16,179 LG Corporation 914,816
48,110 LG Uplus Corporation 500,328
11,287 LX International Corporation 328,466
15,747 Mirae Asset Securities Company,
Ltd. 667,362
3,217 Misto Holdings Corporation 88,950
8,783 NAVER Corporation 1,195,792
2,847 POSCO Holdings, Inc. 641,039
1,067 Samsung Biologics Company,
Ltd.
a,b
1,093,532
9,098 Samsung C&T Corporation 1,594,497
1,109 Samsung Electro-Mechanics
Company, Ltd. 317,739
Shares Common Stock  93.8% Value
South Korea  4.4%  - continued
240,816 Samsung Electronics Company,
Ltd. $ 28,166,174
25,915 SD Biosensor, Inc. 133,373
34,347 Shinhan Financial Group Company,
Ltd. 2,047,128
4,621 Shinsegae, Inc. 950,285
27,884 SK Hynix, Inc. 15,820,409
6,496 SK Square Company, Ltd.
a
2,138,824
7,135 SK, Inc. 1,466,911
44,472 Woori Financial Group, Inc. 974,909
106 Youngone Corporation 5,649
1,498 Youngone Holdings Company, Ltd. 224,032
Total 73,938,162
Spain  2.4%
13,234 ACS Actividades de Construccion y
Servicios SA 1,613,965
122,718 Aena SME SA
b
3,619,866
274,547 Banco Bilbao Vizcaya Argentaria
SA 5,930,125
1,938,210 Banco de Sabadell SA 6,943,275
907,298 Banco Santander SA 10,171,512
10,781 Construcciones y Auxiliar de
Ferrocarriles SA 732,096
5,110 Enagas SA 101,236
116,767 International Consolidated Airlines
Group SA 554,215
8,997 Let's GOWEX SA
a,c,f
1
91,895 Logista Integral SA 3,439,046
268,234 Mapfre SA 1,195,389
12,084 Melia Hotels International SA 134,881
90,147 Merlin Properties Socimi SA 1,468,713
75,021 Naturgy Energy Group SA 2,245,878
4,134 Neinor Homes SA
b
79,817
30,296 Repsol SA 852,790
136,946 Sacyr SA 673,175
2,106 Vidrala SA 188,893
Total 39,944,873
Supranational  <0.1%
7,422 Unibail-Rodamco-Westfield 818,840
Total 818,840
Sweden  1.9%
45,989 AB Industrivarden, Class A 2,290,536
62,143 AcadeMedia AB
b
660,317
21,894 Ambea AB
b
309,895
83,991 Arjo AB 223,472
146,191 Assa Abloy AB 5,284,496
46,811 Attendo AB
b
504,143
2,036 Avanza Bank Holding AB 78,617
22,098 Betsson AB 235,905
37,685 Cloetta AB 211,182
52,735 Dios Fastigheter AB 351,578
28,862 Fabege AB 230,947
2,665 Getinge AB 53,798
15,656 Granges AB 244,598
72,409 Hexpol AB 552,349
8,332 Hoist Finance AB
b
130,755
26,993 Intrum AB
a
103,417
213,826 Investor AB, Class B 8,098,603
8,490 Loomis AB 387,826
24,348 NCC AB 536,105
31,637 Peab AB 323,384
165,552 Sandvik AB 6,364,125

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
Sweden  1.9%  - continued
138,485 Sinch AB
a,b
$ 370,254
65,533 SSAB AB, Class A 517,086
16,830 SSAB AB, Class B 132,672
18,562 Synsam AB 135,124
217,495 Telefonaktiebolaget LM Ericsson 2,479,494
124,475 Telia Company AB 637,720
Total 31,448,398
Switzerland  4.6%
174,592 ABB, Ltd. 14,195,721
8,009 Accelleron Industries AG 723,903
16,029 Adecco SA 385,533
7,566 Avolta AG 453,630
7,800 BeOne Medicines, Ltd.
a
174,973
289 Burckhardt Compression Holding
AG 172,973
3,183 DKSH Holding AG 234,227
8,586 EFG International AG 182,259
2,488 Flughafen Zurich AG 779,082
10,015 Galderma Group AG 1,968,286
12,287 Galenica AG
b
1,398,850
1,217 Huber+Suhner AG 271,838
335 Mobimo Holding AG 158,995
46,700 Nestle SA 4,580,852
143,356 Novartis AG 22,004,349
33,586 Roche Holding AG 13,403,865
7,141 Schindler Holding AG, Participation
Certificates 2,352,195
1,119 Sunrise Communications AG 66,693
5,640 Temenos AG 494,325
200,811 UBS Group AG 7,830,303
8,472 Zurich Insurance Group AG 5,988,167
Total 77,821,019
Taiwan  6.7%
38,000 Accton Technology Corporation 1,874,813
79,000 Arcadyan Technology Corporation 383,064
53,562 ASE Technology Holding Company,
Ltd. ADR 1,161,224
112,000 Asia Cement Corporation 122,461
10,000 Asia Vital Components Company,
Ltd. 660,495
1,000 ASPEED Technology, Inc. 344,695
1,175,000 Cathay Financial Holding
Company, Ltd. 2,627,106
14,000 Chroma ATE, Inc. 671,782
31,904 Chunghwa Telecom Company, Ltd.
ADR 1,347,625
113,000 Compeq Manufacturing Company,
Ltd. 907,797
3,012,000 CTBC Financial Holding Company,
Ltd. 4,894,857
104,000 Delta Electronics, Inc. 4,689,399
111,000 E.Sun Financial Holding Company,
Ltd. 110,236
5,000 Elite Material Company, Ltd. 426,732
264,000 Far Eastern New Century
Corporation 219,695
174,000 Far EasTone Telecommunications
Company, Ltd. 502,579
247,000 Feng Hsin Steel Company, Ltd. 474,376
340,000 First Financial Holding Company,
Ltd. 302,933
613,000 Fubon Financial Holding Company,
Ltd. 1,678,222
Shares Common Stock  93.8% Value
Taiwan  6.7%  - continued
89,000 Hannstar Board Corporation $ 230,208
785,000 Hon Hai Precision Industry
Company, Ltd. 4,798,523
1,000 Hon Precision, Inc. 110,646
486,000 Hua Nan Financial Holdings
Company, Ltd. 509,488
311,000 KGI Financial Holding Company,
Ltd. 191,040
26,000 L&K Engineering Company, Ltd. 445,184
50,000 Lite-On Technology Corporation 228,812
14,000 Marketech International
Corporation 124,084
48,000 MediaTek, Inc. 2,302,328
163,000 Quanta Computer, Inc. 1,466,830
65,000 Simplo Technology Company, Ltd. 684,073
1,168,000 SinoPac Financial Holdings
Company, Ltd. 1,134,021
33,445 Sunonwealth Electric Machine
Industry Company, Ltd. 132,693
388,000 Synnex Technology International
Corporation 934,519
1,174,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 67,927,517
141,947 Topco Scientific Company, Ltd. 1,385,485
43,000 Tripod Technology Corporation 469,687
280,000 Tung Ho Steel Enterprise
Corporation 598,062
10,000 United Integrated Services
Company, Ltd. 265,629
535,000 United Microelectronics
Corporation 959,041
276,000 Wah Lee Industrial Corporation 1,030,539
5,000 WinWay Technology Company, Ltd. 1,182,753
3,000 Wiwynn Corporation 322,818
107,000 WPG Holdings, Ltd. 299,629
80,000 WT Microelectronics Company, Ltd. 554,460
91,000 Yageo Corporation 719,121
31,000 Yankey Engineering Company, Ltd. 551,230
174,000 Yuanta Financial Holding Company,
Ltd. 247,352
Total 113,205,863
Thailand  0.9%
265,400 Advanced Info Service PCL NVDR 3,029,329
386,400 Central Pattana PCL NVDR 742,095
28,300 Delta Electronics Thailand PCL
NVDR 229,853
332,100 Kasikornbank PCL NVDR 1,937,581
792,700 Kiatnakin Phatra Bank PCL NVDR 1,835,497
2,422,100 Krung Thai Bank PCL NVDR 2,590,212
194,400 PTT Exploration and Production
PCL NVDR 936,622
356,400 PTT PCL NVDR 378,229
361,800 SCB X PCL NVDR 1,590,462
403,800 Thanachart Capital PCL NVDR 698,051
221,200 TISCO Financial Group PCL NVDR
c
760,006
4,649,600 TMBThanachart Bank PCL NVDR 326,844
Total 15,054,781
Turkey  0.1%
993,597 Anadolu Efes Biracilik ve Malt
Sanayii AS 376,582
1,416,084 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 611,848
211,716 Enerjisa Enerji AS
b
545,482

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.8% Value
Turkey  0.1%  - continued
40,204 Migros Ticaret AS $ 546,605
126,088 Sok Marketler Ticaret AS
a
139,401
Total 2,219,918
United Arab Emirates  0.6%
88,806 Abu Dhabi Commercial Bank PJSC 303,202
26,817 Abu Dhabi Islamic Bank PJSC 154,286
137,707 Abu Dhabi National Oil Company
for Distribution PJSC 142,900
154,028 ADNOC Gas plc 135,836
59,922 Aldar Properties PJSC
a
129,517
1,148,272 Deyaar Development PJSC 251,762
366,668 Dubai Islamic Bank PJSC
a
743,763
275,997 Emaar Development PJSC 1,044,757
665,004 Emaar Properties PJSC 2,176,184
234,571 Emirates NBD Bank PJSC 1,767,236
133,181 Emirates Telecommunications
Group Company PJSC 687,798
410,866 First Abu Dhabi Bank PJSC 1,949,488
206,722 Sharjah Islamic Bank 182,914
Total 9,669,643
United Kingdom  8.1%
30,881 Aderdeen Group plc 78,231
21,762 AngloGold Ashanti plc 2,172,109
54,978 AstraZeneca plc 10,750,330
65,209 BAE Systems plc 1,911,819
300,703 Balfour Beatty plc 3,044,495
1,504,132 Barclays plc 7,871,801
8,930 Bellway plc 219,605
12,844 Berkeley Group Holdings plc
a
588,367
26,939 Big Yellow Group plc 303,680
641,785 BP plc 5,023,093
22,281 Breedon Group plc 87,883
10,006 British American Tobacco plc 580,933
112,914 British Land Company plc 534,121
34,617 Compass Group plc 965,840
3,668 Computacenter plc 147,021
298,687 Convatec Group plc
b
861,539
2,435 Cranswick plc 168,560
117,334 Currys plc 194,306
31,681 Diploma plc 2,529,458
14,801 Dunelm Group plc 153,589
30,208 Endeavour Mining plc 1,820,014
99,833 Evraz plc
a,c
13
117,820 FirstGroup plc 259,182
38,648 Future plc 151,826
4,975 Games Workshop Group plc 1,176,067
42,903 GB Group plc 114,140
556,013 GSK plc 15,315,548
120,726 Haleon plc 597,468
66,823 Halma plc 3,410,007
118,055 Harbour Energy plc 469,435
6,708 Hikma Pharmaceuticals plc 112,666
66,608 Howden Joinery Group plc 705,493
317,305 HSBC Holdings plc 5,210,938
13,092 ICG plc 268,506
98,526 IG Group Holdings plc 1,876,167
30,151 IMI plc 1,025,701
240,995 Imperial Brands plc 9,771,760
137,146 ITV plc 138,703
17,283 Johnson Matthey plc 436,633
120,087 Johnson Service Group plc 202,815
36,205 Jupiter Fund Management plc 80,886
17,742 Keller Group plc 451,346
Shares Common Stock  93.8% Value
United Kingdom  8.1%  - continued
149,205 Kier Group plc $ 383,180
365,100 Kingfisher plc 1,388,225
3,032 Lion Finance Group plc 376,328
4,264,382 Lloyds TSB Group plc 5,285,391
29,193 Molten Ventures plc
a
177,940
76,837 MONY Group plc 153,743
21,710 Moonpig Group plc 60,200
18,976 Morgan Sindall Group plc 1,038,566
8,440 MP Evans Group plc 167,795
531,003 NatWest Group plc 3,933,617
30,920 Next plc 5,223,866
46,816 OSB Group plc 325,690
7,894 Oxford Instruments plc 250,762
50,735 Paragon Banking Group plc 482,826
24,479 Persimmon plc 349,446
29,646 Polar Capital Holdings plc 241,998
232,922 Primary Health Properties plc 280,085
5,097 Rathbones Group plc 135,645
9,240 Reckitt Benckiser Group plc 621,297
13,752 Renew Holdings plc 154,717
2,966 Renishaw plc 138,580
20,354 Rio Tinto plc 1,888,305
100,895 Rotork plc 419,532
54,685 Serica Energy plc 212,799
327,263 Shell plc 15,157,105
25,719 Smith & Nephew plc 407,490
14,499 Smiths Group plc 442,452
8,329 St. James's Place plc 131,419
147,774 Standard Chartered plc 3,079,569
20,360 Standard Life plc 184,390
2,619 TBC Bank Group plc 142,987
1,147,518 Tesco plc 7,212,141
4,102 TORM plc 116,521
61,872 Tritax Big Box REIT plc 116,528
29,845 Vistry Group plc
a
133,049
2,005,896 Vodafone Group plc 3,025,579
29,451 Volex plc 176,584
81,667 Zigup plc 413,459
Total 136,211,900
United States  <0.1%
2,185 Southern Copper Corporation 375,951
8,901 Yum China Holding, Inc. 434,191
Total 810,142
Virgin Islands, British  <–%
4,449 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $1,331,600,641) 1,585,936,876
Shares Preferred Stock 0.7%
Brazil  0.4%
2,667 Axia Energia, Class C ADR
a
29,124
93,900 Bradespar SA 419,480
344,249 Companhia de Saneamento do
Parana 563,574
153,700 Companhia de Saneamento do
Parana, Units 1,317,467
367,298 Itausa SA 987,053
357,578 Petroleo Brasileiro SA 3,353,599
Total 6,670,297

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  0.7% Value
Germany  <0.1%
914 Draegerwerk AG & Company KGaA $ 97,281
Total 97,281
Russian Federation  <0.1%
765,300 Surgutneftegas PAO
a,c,e
1
17,100 Transneft PJSC
a,c,e
0
Total 1
South Korea  0.3%
60,819 Samsung Electronics Company,
Ltd. 4,909,528
Total 4,909,528
Total Preferred Stock
(cost $11,472,720) 11,677,107
Shares
Collateral Held for Securities
Loaned 0.5%
8,046,120 Thrivent Cash Management Trust 8,046,120
Total Collateral Held for
Securities Loaned
(cost $8,046,120) 8,046,120
Shares or
Principal
Amount Short-Term Investments 4.5%
Federal Home Loan Bank Discount
Notes
1,000,000 3.606%,  4/24/2026
g,h
997,607
1,500,000 3.601%,  4/29/2026
g,h
1,495,662
400,000 3.600%,  5/8/2026
g,h
398,476
1,000,000 3.610%,  5/20/2026
g,h
994,986
900,000 3.600%,  5/29/2026
g,h
894,675
300,000 3.610%,  6/10/2026
g,h
297,867
200,000 3.640%,  6/22/2026
g,h
198,338
Federal National Mortgage
Association Discount Notes
400,000 3.595%,  6/1/2026
g,h
397,516
State Street Institutional U.S.
Government Money Market Fund
9,513,553 3.602%
g
9,513,553
Thrivent Core Short-Term Reserve
Fund
6,035,477 3.930% 60,354,771
Total Short-Term Investments
(cost $75,544,004) 75,543,451
Total Investments (cost
$1,426,663,485) 99.5% $1,681,203,554
Other Assets and Liabilities,
Net 0.5% 8,768,137
Total Net Assets 100.0% $1,689,971,691
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $34,044,125 or 2.0% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Equity
Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 7,821,991
Total lending $7,821,991
Gross amount payable upon return of
collateral for securities loaned $8,046,120
Net amounts due to counterparty $224,129
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing International Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 83,065,297 6,335,884 76,729,412 1
Consumer Discretionary 103,905,838 4,230,685 99,675,153 –
Consumer Staples @ 65,001,810 76,092 64,925,718 0
Energy @ 99,785,122 5,038,130 94,746,968 24
Financials @ 415,260,066 11,430,723 403,069,337 760,006
Health Care 107,047,232 389,401 106,657,831 –
Industrials 248,096,620 5,775,854 242,320,766 –
Information Technology 245,750,188 13,261,754 232,488,434 –
Materials @ 137,215,713 18,494,284 118,721,414 15
Real Estate 34,462,713 – 34,462,713 –
Utilities 46,346,277 1,410,712 44,935,565 –
Preferred Stock
Energy @ 3,353,600 – 3,353,599 1
Financials 987,053 – 987,053 –
Health Care 97,281 – 97,281 –
Information Technology 4,909,528 – 4,909,528 –
Materials 419,480 – 419,480 –
Utilities 1,910,165 29,124 1,881,041 –
Short-Term Investments 15,188,680 9,513,553 5,675,127 –
Subtotal Investments in Securities $1,612,802,663 $75,986,196 $1,536,056,420 $760,047
Other Investments  * Total
Affiliated Short-Term Investments 60,354,771
Collateral Held for Securities Loaned 8,046,120
Subtotal Other Investments $68,400,891
Total Investments at Value $1,681,203,554
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing International Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,635,749 1,635,749 – –
Total Liability Derivatives $1,635,749 $1,635,749 $– $–

International Equity Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Equity Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling
$5,675,127 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 667 June 2026 $ 97,535,305 ( $ 783,620)
ICE US mini MSCI Emerging Markets Index 432 June 2026 32,271,489 (852,129)
Total Futures Long Contracts $ 129,806,794 ( $ 1,635,749)
Total Futures Contracts $ 129,806,794 ($1,635,749)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% $105,355 $– $45,000 $60,355 6,035 3.6%
Total Affiliated Short-Term Investments 105,355 60,355 3.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,852 31,113 25,919 8,046 8,046 0.5
Total Collateral Held for Securities Loaned 2,852 8,046 0.5
Total Value $108,207 $68,401
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% $– $– $ – $872
Total Income/Non Cash Income from Affiliated
Investments $872
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.0% Value
Australia  6.5%
44,626 ANZ Group Holdings, Ltd. $ 1,122,132
19,472 APA Group 134,137
8,192 Aristocrat Leisure, Ltd. 260,385
2,877 ASX, Ltd. 104,385
75,194 BHP Group, Ltd. 2,720,709
20,106 Brambles, Ltd. 315,549
5,603 CAR Group, Ltd. 89,443
968 Cochlear, Ltd. 113,905
19,871 Coles Group, Ltd. 301,339
24,776 Commonwealth Bank of Australia 2,901,439
7,707 Computershare, Ltd. 152,001
7,183 CSL, Ltd. 705,507
30,064 Evolution Mining, Ltd. 270,718
25,072 Fortescue, Ltd. 358,269
30,274 Goodman Group 543,524
35,019 Insurance Australia Group, Ltd. 177,345
32,953 Lottery Corporation, Ltd. 123,065
13,411 Lynas Rare Earths, Ltd.
a
182,088
5,361 Macquarie Group, Ltd. 761,567
40,774 Medibank, Private Ltd. 123,373
45,415 National Australia Bank, Ltd. 1,313,660
20,123 Northern Star Resources, Ltd. 292,524
25,506 Origin Energy, Ltd. 219,483
851 Pro Medicus, Ltd. 70,137
10,978 Qantas Airways, Ltd. 64,487
22,290 QBE Insurance Group, Ltd. 328,928
782 REA Group, Ltd. 85,675
5,498 Rio Tinto, Ltd. 624,648
48,084 Santos, Ltd. 263,190
77,230 Scentre Group 178,195
3,013 SGH, Ltd. 85,723
76,908 Sigma Healthcare, Ltd. 142,123
6,951 Sonic Healthcare, Ltd. 98,765
66,423 South32, Ltd. 201,129
35,864 Stockland 107,658
16,032 Suncorp Group, Ltd. 179,922
58,321 Telstra Corporation, Ltd. 215,298
46,115 Transurban Group 449,845
57,885 Vicinity Centres 94,433
5,062 Washington H. Soul Pattinson and
Company, Ltd. 142,257
16,808 Wesfarmers, Ltd. 858,149
50,638 Westpac Banking Corporation 1,399,395
2,985 Wisetech Global, Ltd. 80,537
28,146 Woodside Energy Group, Ltd. 668,117
18,086 Woolworths, Ltd. 456,712
Total 20,081,870
Austria  0.3%
1,140 BAWAG Group AG
b
173,312
4,558 Erste Group Bank AG 492,382
2,180 OMV AG 159,490
1,948 Raiffeisen Bank International AG 83,427
1,008 Verbund AG 77,031
Total 985,642
Belgium  0.9%
2,209 Ageas SA NV 162,612
14,634 Anheuser-Busch InBev SA/NV 1,012,474
318 D'ieteren Group 58,879
646 Elia System Operator SA 99,226
297 Financiere de Tubize SA 73,676
1,183 Groupe Bruxelles Lambert SA 107,611
3,401 KBC Groep NV 416,257
6 Lotus Bakeries NV 67,745
Shares Common Stock  98.0% Value
Belgium  0.9%  - continued
244 Sofina SA $ 59,250
1,077 Syensqo SA 62,781
1,872 UCB SA 564,030
Total 2,684,541
Bermuda  0.2%
18,632 Aegon, Ltd. 136,261
9,500 CK Infrastructure Holdings, Ltd. 76,182
16,000 Hongkong Land Holdings, Ltd. 124,688
2,400 Jardine Matheson Holdings, Ltd. 172,520
Total 509,651
Cayman Islands  0.4%
806 Futu Holdings, Ltd. ADR
a
110,229
35,199 Grab Holdings, Ltd.
a
128,828
36,000 Sands China, Ltd. 76,728
5,861 Sea, Ltd. ADR
a
485,350
20,000 SITC International Holdings
Company, Ltd. 87,571
123,533 WH Group, Ltd.
b
162,376
25,000 Wharf Real Estate Investment
Company, Ltd. 72,753
Total 1,123,835
Denmark  1.6%
43 A.P. Moller - Maersk AS, Class A 105,287
58 A.P. Moller - Maersk AS, Class B 144,877
1,392 Carlsberg AS 172,934
1,867 Coloplast AS 127,178
9,890 Danske Bank AS 487,405
1,379 Demant AS
a
41,788
3,026 DSV AS 730,804
904 Genmab AS
a
243,467
47,682 Novo Nordisk AS 1,744,899
5,217 Novonesis (Novozymes) B 309,948
7,824 Orsted AS
a,b
194,028
1,170 Pandora AS 83,624
1,434 ROCKWOOL AS 39,829
4,978 Tryg AS 118,652
14,951 Vestas Wind Systems AS 451,086
Total 4,995,806
Finland  1.2%
2,106 Elisa Oyj 102,585
6,642 Fortum Oyj 169,855
4,044 Kesko Oyj 89,811
5,032 KONE Oyj 321,248
9,819 Metso Oyj 170,167
6,264 Neste Oil Oyj 203,565
78,424 Nokia Oyj 629,122
45,755 Nordea Bank Abp 787,867
1,619 Orion Oyj 130,859
35,574 Sampo Oyj 378,371
8,623 Stora Enso Oyj 101,260
7,813 UPM-Kymmene Oyj 244,546
7,447 Wartsila Corporation 277,387
Total 3,606,643
France  9.1%
2,780 Accor SA 133,338
513 Aeroports de Paris SA 62,672
8,578 Air Liquide SA 1,773,068
5,130 Alstom SA
a
146,710
917 Amundi SA
b
78,805

International Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.0% Value
France  9.1%  - continued
24,759 AXA SA $ 1,137,720
5,222 Ayvens SA
b
61,568
613 BioMerieux 65,489
14,881 BNP Paribas SA 1,417,625
10,397 Bollore SA 59,451
2,852 Bouygues SA 165,294
5,040 Bureau Veritas SA 150,855
2,264 Capgemini SE 267,150
8,721 Carrefour SA 161,478
6,593 Compagnie de Saint-Gobain SA 545,867
9,671 Compagnie Generale des
Etablissements Michelin SCA 331,320
826 Covivio SA/France 49,365
15,680 Credit Agricole SA 292,659
9,584 Danone SA 765,834
290 Dassault Aviation SA 107,939
9,930 Dassault Systemes SE 201,026
1,016 Eiffage SA 155,822
27,041 Engie SA 871,467
4,458 EssilorLuxottica SA 1,038,831
682 Gecina SA 53,811
4,479 Groupe Eurotunnel SA 96,652
469 Hermes International SCA 888,455
558 Ipsen SA 104,282
1,102 Kering SA 334,639
3,185 Klepierre SA 119,572
3,883 Legrand SA 603,245
3,556 L'Oreal SA 1,451,888
3,684 LVMH Moet Hennessy Louis Vuitton
SE 2,013,867
27,568 Orange SA 565,231
2,988 Pernod-Ricard SA 222,194
3,389 Publicis Groupe SA 280,507
2,846 Renault SA 97,573
3,288 Rexel SA 130,291
5,265 Safran SA 1,722,871
16,250 Sanofi SA 1,569,267
432 Sartorius Stedim Biotech 84,138
8,117 Schneider Electric SE 2,210,932
10,219 Societe Generale SA 746,163
1,310 Sodexo SA 67,245
1,372 Thales SA 402,334
29,402 TotalEnergies SE 2,698,356
9,334 Veolia Environnement SA 355,496
7,322 Vinci SA 1,099,032
Total 27,959,394
Germany  8.6%
2,532 Adidas AG 409,823
5,632 Allianz SE 2,378,510
13,214 BASF SE 813,860
14,545 Bayer AG 673,120
4,154 Bayerische Motoren Werke AG 384,275
1,437 Beiersdorf AG 129,169
1,817 Brenntag AG 123,081
10,850 Commerzbank AG 395,802
1,629 Continental AG 113,716
924 CTS Eventim AG & Company KGaA 54,120
6,813 Daimler Truck Holding AG 335,513
2,888 Delivery Hero AG
a,b
53,663
26,872 Deutsche Bank AG 799,717
2,788 Deutsche Boerse AG 816,736
8,878 Deutsche Lufthansa AG 75,603
54,467 Deutsche Telekom AG 2,032,896
13,621 DHL Group 717,925
Shares Common Stock  98.0% Value
Germany  8.6%  - continued
33,240 E.ON SE $ 728,009
3,795 Evonik Industries AG 74,469
3,258 Fresenius Medical Care AG 147,645
6,254 Fresenius SE & Company KGaA 324,558
2,169 GEA Group AG 155,556
893 Hannover Rueckversicherung SE 280,761
1,981 Heidelberg Materials AG 418,065
1,539 Henkel AG & Company KGaA 110,547
941 HENSOLDT AG 83,515
230 HOCHTIEF AG 104,621
19,334 Infineon Technologies AG 877,113
1,074 Knorr-Bremse AG 122,707
1,119 LEG Immobilien SE 73,095
10,692 Mercedes-Benz Group AG 657,164
1,913 Merck KGaA 243,055
797 MTU Aero Engines AG 290,762
1,934 Muenchener Rueckversicherungs-
Gesellschaft AG 1,221,407
855 Nemetschek SE 64,006
76 Rational AG 55,758
681 Rheinmetall AG 1,148,707
9,361 RWE AG 629,800
15,460 SAP SE 2,635,674
1,110 Scout24 SE
b
85,646
11,252 Siemens AG 2,741,384
11,474 Siemens Energy AG 1,978,696
5,010 Siemens Healthineers AG
b
213,758
1,966 Symrise AG 167,881
956 Talanx AG 118,628
11,302 Vonovia SE 282,692
3,325 Zalando SE
a,b
81,233
Total 26,424,441
Hong Kong  1.7%
155,600 AIA Group, Ltd. 1,728,923
55,000 BOC Hong Kong (Holdings), Ltd. 303,435
28,500 CK Asset Holdings, Ltd. 163,071
39,500 CK Hutchison Holdings, Ltd. 303,203
24,500 CLP Holdings, Ltd. 230,665
29,000 Galaxy Entertainment Group, Ltd. 131,077
22,000 Henderson Land Development
Company, Ltd. 81,735
56,000 HKT Trust and HKT, Ltd. 87,511
166,162 Hong Kong and China Gas
Company, Ltd. 151,149
17,800 Hong Kong Exchanges & Clearing,
Ltd. 897,974
38,760 Link REIT 179,645
23,000 MTR Corporation, Ltd. 94,253
20,500 Power Assets Holdings, Ltd. 159,941
54,571 Sino Land Company, Ltd. 79,965
21,500 Sun Hung Kai Properties, Ltd. 357,993
5,000 Swire Pacific, Ltd. 54,649
21,500 Techtronic Industries Company,
Ltd. 285,525
16,000 Wharf Holdings, Ltd. 44,156
Total 5,334,870
Ireland  0.4%
31,635 AIB Group plc 337,709
14,104 Bank of Ireland Group plc 255,893
2,382 Kerry Group plc 189,655
2,266 Kingspan Group plc 193,767

International Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.0% Value
Ireland  0.4%  - continued
12,431 Ryanair Holdings plc $ 349,957
Total 1,326,981
Isle of Man  <0.1%
8,996 Entain plc 67,581
Total 67,581
Israel  1.1%
628 Azrieli Group, Ltd. 84,241
18,515 Bank Hapoalim BM 434,825
21,944 Bank Leumi Le-Israel BM 490,730
1,308 Check Point Software Technologies,
Ltd.
a
186,848
413 Elbit Systems, Ltd. 348,205
11,465 ICL Group, Ltd. 59,173
18,111 Israel Discount Bank, Ltd. 182,880
2,309 Mizrahi Tefahot Bank, Ltd. 168,734
671 Monday.com, Ltd.
a
46,373
914 NICE, Ltd.
a
100,913
439 Nova, Ltd.
a
193,866
3,376 Phoenix Financial, Ltd. 180,259
16,979 Teva Pharmaceutical Industries,
Ltd. ADR
a
511,408
1,666 Tower Semiconductor, Ltd.
a
294,675
Total 3,283,130
Italy  2.9%
3,311 Banca Mediolanum SPA 67,085
29,240 Banca Monte dei Paschi di Siena
SPA 255,136
16,824 Banco BPM SPA 234,031
21,812 BPER Banca SPA 285,852
1,141 Buzzi SPA 57,686
9,115 Davide Campari-Milano NV 65,124
120,416 Enel SPA 1,316,494
30,283 Eni SPA 861,065
9,055 Finecobank Banca Fineco SPA 201,463
12,620 Generali 507,724
206,247 Intesa Sanpaolo SPA 1,247,364
9,022 Italgas SPA 105,097
5,992 Leonardo SPA 407,575
3,458 Moncler SPA 208,202
6,768 Poste Italiane SPA
b
159,311
4,169 Prysmian SPA 492,324
1,703 Recordati SPA 97,512
29,855 Snam SPA 226,166
170,217 Telecom Italia SPA/Milano
a
119,510
259,460 Telecom Italia SPA/Milano,
Rights
a,c,d
30
89,243 Telecom Italia SPA/Milano, Savings
Shares
a
73,705
20,831 Terna Rete Elettrica Nazionale SPA 238,254
20,756 UniCredit SPA 1,489,122
5,311 Unipol Assicurazioni SPA 123,376
Total 8,839,208
Japan  22.5%
11,300 Advantest Corporation 1,559,475
33,000 Aeon Company, Ltd. 394,546
2,900 AGC, Inc. 102,740
7,300 Aisin Corporation 102,843
13,400 Ajinomoto Company, Inc. 378,834
2,400 All Nippon Airways Company, Ltd. 42,982
22,521 Asahi Group Holdings, Ltd. 224,864
19,200 Asahi Kasei Corporation 187,862
Shares Common Stock  98.0% Value
Japan  22.5%  - continued
10,300 Asics Corporation $ 276,917
26,800 Astellas Pharma, Inc. 436,889
8,700 Bandai Namco Holdings, Inc. 214,633
16,900 Bridgestone Corporation 352,167
12,800 Canon, Inc. 355,166
5,100 Capcom Company, Ltd. 107,773
11,400 Central Japan Railway Company 296,414
8,300 Chiba Bank, Ltd. 107,440
10,100 Chubu Electric Power Company,
Inc. 166,518
9,900 Chugai Pharmaceutical Company,
Ltd. 545,970
5,800 Dai Nippon Printing Company, Ltd. 105,676
4,800 Daifuku Company, Ltd. 169,484
52,100 Dai-ichi Mutual Life Insurance
Company, Ltd. 480,466
26,600 Daiichi Sankyo Company, Ltd. 475,892
3,900 Daikin Industries, Ltd. 467,793
4,300 Daito Trust Construction Company,
Ltd. 100,767
8,300 Daiwa House Industry Company,
Ltd. 260,396
19,700 Daiwa Securities Group, Inc. 186,665
25,900 Denso Corporation 324,736
1,359 DISCO Corporation 553,906
14,300 East Japan Railway Company 327,062
6,800 Ebara Corporation 192,495
3,900 Eisai Company, Ltd. 122,097
40,100 Eneos Holdings, Inc. 361,306
13,800 FANUC Corporation 481,026
2,800 Fast Retailing Company, Ltd. 1,106,298
2,100 Fuji Electric Company, Ltd. 147,109
16,600 FUJIFILM Holdings NPV 316,324
22,200 Fujikura, Ltd. 610,545
26,100 Fujitsu, Ltd. 533,762
3,500 Hankyu Hanshin Holdings, Inc. 101,203
300 Hikari Tsushin, Inc. 76,323
67,800 Hitachi, Ltd. 1,988,946
54,700 Honda Motor Company, Ltd. 442,719
5,000 Hoya Corporation 866,802
6,800 Hulic Company, Ltd. 79,265
3,500 IBIDEN Company, Ltd. 175,142
11,400 Idemitsu Kosan Company, Ltd. 111,920
15,200 IHI Corporation 313,622
13,000 Inpex Corporation 384,534
7,900 Isuzu Motors, Ltd. 113,766
88,000 ITOCHU Corporation 1,119,403
2,100 Japan Airlines Company, Ltd. 34,286
14,500 Japan Exchange Group, Inc. 169,331
26,500 Japan Post Bank Company, Ltd. 432,221
26,400 Japan Post Holdings Company,
Ltd. 304,826
8,400 Japan Post Insurance Company,
Ltd. 84,719
17,800 Japan Tobacco, Inc. 682,877
8,500 JFE Holdings, Inc. 99,512
8,200 JX Advanced Metals Corporation 181,743
6,300 Kajima Corporation 240,337
14,000 Kansai Electric Power Company,
Inc. 232,765
6,700 Kao Corporation 260,815
11,000 Kawasaki Heavy Industries, Ltd. 206,879
5,200 Kawasaki Kisen Kaisha, Ltd. 87,831
43,400 KDDI Corporation 738,960
2,900 Keyence Corporation 1,032,131
10,000 Kikkoman Corporation 90,788

International Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.0% Value
Japan  22.5%  - continued
2,800 Kioxia Holdings Corporation
a
$ 365,680
11,500 Kirin Holdings Company, Ltd. 182,921
14,100 Komatsu, Ltd. 561,470
1,500 Konami Group Corporation 184,842
14,300 Kubota Corporation 229,160
19,000 Kyocera Corporation 291,337
3,500 Kyowa Hakko Kirin Company, Ltd. 57,281
1,200 Lasertec Corporation 267,088
40,800 LY Corporation 98,374
6,500 M3, Inc. 66,718
3,300 Makita Corporation 108,459
20,900 Marubeni Corporation 764,563
4,900 MatsukiyoCocokara & Company 77,990
5,400 Minebea Mitsumu, Inc. 89,668
18,100 Mitsubishi Chemical Group
Corporation 105,815
47,700 Mitsubishi Corporation 1,636,395
28,200 Mitsubishi Electric Corporation 922,340
15,700 Mitsubishi Estate Company, Ltd. 435,776
13,000 Mitsubishi HC Capital, Inc. 116,650
47,500 Mitsubishi Heavy Industries, Ltd. 1,305,141
166,900 Mitsubishi UFJ Financial Group,
Inc. 2,826,274
36,600 Mitsui & Company, Ltd. 1,414,688
39,100 Mitsui Fudosan Company, Ltd. 416,823
5,100 Mitsui O.S.K. Lines, Ltd. 211,960
36,830 Mizuho Financial Group, Inc. 1,491,017
3,600 MonotaRO Company, Ltd. 39,022
19,100 MS and AD Insurance Group
Holdings, Inc. 498,425
24,700 Murata Manufacturing Company,
Ltd. 554,200
19,200 NEC Corporation 477,756
5,500 NEXON Company, Ltd. 103,602
12,400 Nidec Corporation
a
157,458
16,300 Nintendo Company, Ltd. 930,496
115 Nippon Building Fund, Inc. 96,563
14,000 Nippon Paint Holdings Company,
Ltd. 87,788
2,600 Nippon Sanso Holdings
Corporation 92,192
71,600 Nippon Steel Corporation 264,028
6,100 Nippon Yusen Kabushiki Kaisha
e
224,082
33,000 Nissan Motor Company, Ltd.
a
71,523
5,900 Nitori Holdings Company, Ltd. 93,736
10,000 Nitto Denko Corporation 200,042
44,500 Nomura Holdings, Inc. 350,395
5,600 Nomura Research Institute, Ltd. 153,259
442,400 NTT, Inc. 442,607
9,400 Obayashi Corporation 227,672
4,800 OBIC Company, Ltd. 116,503
16,500 Olympus Corporation 157,201
600 Oracle Corporation Japan 32,540
16,000 Oriental Land Company, Ltd. 272,317
17,200 ORIX Corporation 510,347
5,300 Osaka Gas Company, Ltd. 214,674
3,400 Otsuka Corporation 65,092
6,400 Otsuka Holdings Company, Ltd. 454,214
28,200 Pan Pacific International Holdings
Company 172,027
34,500 Panasonic Holdings Corporation 578,612
22,500 Rakuten Group, Inc.
a
105,177
20,800 Recruit Holdings Company, Ltd. 906,255
26,300 Renesas Electronics Corporation 376,017
30,700 Resona Holdings, Inc. 350,218
7,500 Ryohin Keikaku Company, Ltd. 160,047
Shares Common Stock  98.0% Value
Japan  22.5%  - continued
13,000 Sanrio Company, Ltd. $ 80,824
8,300 SBI Holdings, Inc. 153,686
2,400 SCREEN Holdings Company, Ltd. 142,984
5,900 Secom Company, Ltd. 224,736
3,100 Seibu Holdings, Inc. 86,610
5,400 Sekisui Chemical Company, Ltd. 90,659
8,800 Sekisui House, Ltd. 197,182
30,800 Seven & I Holdings Company, Ltd. 414,249
3,500 Shimadzu Corporation 83,170
1,100 Shimano, Inc. 114,843
7,400 Shimizu Corporation 132,764
25,000 Shin-Etsu Chemical Company, Ltd. 1,017,970
11,200 Shionogi & Company, Ltd. 247,754
5,900 Shiseido Company, Ltd. 120,538
900 SMC Corporation 353,969
425,700 SoftBank Corporation 569,639
55,000 SoftBank Group Corporation 1,339,236
13,100 Sompo Holdings, Inc. 509,960
90,000 Sony Financial Group, Inc.
e
82,445
91,000 Sony Group Corporation 1,896,689
8,700 Subaru Corporation 140,169
16,100 Sumitomo Corporation 602,447
10,600 Sumitomo Electric Industries, Ltd. 602,293
3,700 Sumitomo Metal Mining Company,
Ltd. 215,352
54,300 Sumitomo Mitsui Financial Group,
Inc. 1,785,402
9,400 Sumitomo Mitsui Trust Group, Inc. 299,452
9,000 Sumitomo Realty & Development
Company, Ltd. 255,382
2,100 Suntory Beverage and Food, Ltd. 59,304
23,300 Suzuki Motor Corporation 283,997
7,500 Sysmex Corporation 65,407
6,800 T&D Holdings, Inc. 174,179
2,200 Taisei Corporation 227,924
23,600 Takeda Pharmaceutical Company,
Ltd. 869,138
28,800 TDK Corporation 374,120
19,700 Terumo Corporation 264,665
3,100 TIS, Inc. 66,282
7,800 Toho Company, Ltd. 81,929
27,200 Tokio Marine Holdings, Inc. 1,276,794
6,600 Tokyo Electron, Ltd. 1,639,776
4,700 Tokyo Gas Company, Ltd. 221,351
7,400 Tokyu Corporation 87,350
3,500 TOPPAN Holdings, Inc. 92,311
20,500 Toray Industries, Inc. 146,014
500 Toyota Industries Corporation
a
64,660
140,300 Toyota Motor Corporation 2,916,465
10,200 Toyota Tsusho Corporation 395,319
3,400 Tsuruha Holdings, Inc. 53,141
16,500 Unicharm Corporation 96,741
6,100 West Japan Railway Company 120,228
13,600 Yamaha Motor Company, Ltd. 98,252
3,400 Yokogawa Electric Corporation 105,073
15,300 Yokohama Financial Group, Inc. 136,571
1,400 Zensho Holdings Company, Ltd. 81,736
6,400 ZOZO, Inc. 44,819
Total 69,399,971
Jersey  0.5%
3,148 CVC Capital Partners plc
b
41,098
13,585 Experian plc 469,963

International Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.0% Value
Jersey  0.5%  - continued
147,683 Glencore plc $ 1,118,526
Total 1,629,587
Luxembourg  0.6%
6,311 ArcelorMittal SA 327,299
1,753 Eurofins Scientific SE 127,915
3,701 InPost SA
a
65,523
2,327 Spotify Technology SA
a
1,128,386
5,555 Tenaris SA 162,386
Total 1,811,509
Netherlands  6.3%
8,633 ABN AMRO Bank NV
b
273,674
374 Adyen NV
a,b
374,320
2,479 AerCap Holdings NV 340,069
8,797 Airbus SE 1,663,283
2,532 Akzo Nobel NV 145,554
916 Argenx SE
a
664,780
694 ASM International NV 526,022
5,747 ASML Holding NV 7,642,148
2,322 ASR Nederland NV 159,863
1,081 BE Semiconductor Industries NV 231,545
2,961 CSG NV
a
79,881
1,151 Euronext NV
b
184,831
1,384 EXOR NV 105,943
1,866 Ferrari NV 633,144
7,604 Ferrovial SE 494,691
1,919 Heineken Holding NV 136,569
4,264 Heineken NV 327,981
43,236 ING Groep NV 1,122,268
2,530 JDE Peet's BV
d
93,493
56,666 Koninklijke (Royal) KPN NV 315,837
13,194 Koninklijke Ahold Delhaize NV 614,437
11,405 Koninklijke Philips NV 311,954
7,252 Magnum Ice Cream Company NV
a
106,539
3,200 Nebius Group NV
a
332,032
3,894 NN Group NV 304,107
19,371 Prosus NV 896,796
3,062 QIAGEN NV 124,041
1,556 Randstad Holding NV 40,612
29,852 Stellantis NV 215,759
10,024 STMicroelectronics NV 341,104
16,293 Universal Music Group NV 316,262
3,442 Wolters Kluwer NV 257,078
Total 19,376,617
New Zealand  0.2%
25,097 Auckland International Airport, Ltd. 114,943
13,161 Contact Energy, Ltd. 69,958
8,695 Fisher & Paykel Healthcare
Corporation, Ltd. 188,538
14,055 Infratil, Ltd. 94,772
19,534 Meridian Energy, Ltd. 62,530
2,516 Xero, Ltd.
a
132,970
Total 663,711
Norway  0.7%
4,679 Aker BP ASA 172,978
13,126 DNB Bank ASA 410,695
11,356 Equinor ASA 483,815
2,961 Gjensidige Forsikring ASA 77,456
6,511 Kongsberg Gruppen ASA 277,542
7,026 Mowi ASA 159,798
20,504 Norsk Hydro ASA 218,540
10,378 Orkla ASA 130,603
Shares Common Stock  98.0% Value
Norway  0.7%  - continued
1,002 SalMar ASA $ 58,467
9,116 Telenor ASA 160,330
2,451 Yara International ASA 143,272
Total 2,293,496
Portugal  0.2%
108,357 Banco Comercial Portugues SA 105,537
46,459 EDP SA 245,848
6,177 Galp Energia SGPS SA 148,110
4,193 Jeronimo Martins SGPS SA 100,261
Total 599,756
Singapore  1.5%
58,054 CapitaLand Ascendas REIT 112,042
1,625 CapitaLand Ascendas REIT,
Rights
a,c
160
90,170 CapitaLand Integrated Commercial
Trust 161,698
34,700 CapitaLand Investment, Ltd. 73,862
31,530 DBS Group Holdings, Ltd. 1,403,089
21,600 Keppel, Ltd. 198,984
50,163 Oversea-Chinese Banking
Corporation, Ltd. 859,180
13,200 Sembcorp Industries, Ltd. 68,550
23,400 Singapore Airlines, Ltd. 120,667
12,700 Singapore Exchange, Ltd. 193,740
23,100 Singapore Technologies
Engineering, Ltd. 196,055
110,000 Singapore Telecommunications,
Ltd. 422,649
18,500 United Overseas Bank, Ltd. 529,577
28,400 Wilmar International, Ltd. 85,324
38,200 Yangzijiang Shipbuilding Holdings,
Ltd. 113,469
Total 4,539,046
Spain  3.7%
365 Acciona SA 95,982
2,627 ACS Actividades de Construccion y
Servicios SA 320,378
11,104 Aena SME SA
b
327,539
6,670 Amadeus IT Holding SA 381,398
84,523 Banco Bilbao Vizcaya Argentaria
SA 1,825,669
74,377 Banco de Sabadell SA 266,442
217,479 Banco Santander SA 2,438,108
9,981 Bankinter SA 158,074
57,200 CaixaBank SA 685,697
7,091 Cellnex Telecom SA
b
228,010
4,668 EDP Renovaveis SA 74,818
4,703 Endesa SA 196,130
4,416 Grifols SA 46,201
95,259 Iberdrola SA 2,180,886
1,177 Indra Sistemas SA 65,783
16,150 Industria de Diseno Textil SA 940,076
17,497 International Consolidated Airlines
Group SA 83,047
13,678 Mapfre SA 60,956
5,025 Naturgy Energy Group SA 150,432
6,008 Redeia Corporacion SA 101,838
16,706 Repsol SA 470,251
54,566 Telefonica SA 238,757
Total 11,336,472

International Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.0% Value
Supranational  0.1%
1,804 Unibail-Rodamco-Westfield $ 199,028
Total 199,028
Sweden  3.2%
1,604 AB Industrivarden, Class A 79,889
2,311 AB Industrivarden, Class C 114,553
3,848 Addtech AB 132,044
4,284 Alfa Laval AB 234,335
14,839 Assa Abloy AB 536,398
39,768 Atlas Copco AB, Class A 701,779
23,109 Atlas Copco AB, Class B 361,246
6,055 Beijer Ref AB 83,941
4,208 Boliden AB
a
220,591
9,757 Epiroc AB, Class A 240,186
5,774 Epiroc AB, Class B 123,688
7,311 EQT AB 226,843
8,929 Essity AB 230,126
1,968 Evolution Gaming Group AB
b
123,686
10,630 Fastighets AB Balder
a
62,256
7,307 Hennes & Mauritz AB 136,705
30,738 Hexagon AB 299,146
1,032 Holmen AB 37,008
4,045 Indutrade AB 92,747
2,192 Investment AB Latour 47,254
26,974 Investor AB, Class B 1,021,633
1,125 L E Lundbergforetagen AB 63,961
3,451 Lifco AB 104,401
22,437 NIBE Industrier AB 93,752
4,742 Saab AB 310,363
3,254 Sagax AB 60,044
15,786 Sandvik AB 606,843
7,281 Securitas AB 121,942
22,414 Skandinaviska Enskilda Banken AB 414,186
5,039 Skanska AB 136,300
5,051 SKF AB 121,759
9,008 Svenska Cellulosa AB SCA 104,442
21,595 Svenska Handelsbanken AB 284,703
12,570 Swedbank AB 428,430
2,910 Swedish Orphan Biovitrum AB
a
121,960
8,105 Tele2 AB 167,753
41,434 Telefonaktiebolaget LM Ericsson 472,357
34,929 Telia Company AB 178,951
3,003 Trelleborg AB 112,311
23,528 Volvo AB, Class B 773,585
Total 9,784,097
Switzerland  9.3%
23,204 ABB, Ltd. 1,886,670
7,398 Alcon AG 559,216
1,301 Avolta AG 78,003
446 Banque Cantonale Vaudoise 72,540
53 Barry Callebaut AG 93,206
146 Belimo Holding AG 118,574
313 BKW FMB Energie 61,711
2 Chocoladefabriken Lindt and
Spruengli AG 286,263
3,229 Coca-Cola HBC AG 181,886
7,959 Compagnie Financiere Richemont
SA 1,405,290
2,557 DSM-Firmenich AG 182,888
104 EMS-CHEMIE Holding AG 81,774
2,731 Galderma Group AG 536,734
502 Geberit AG 338,865
137 Givaudan SA 463,266
1,178 Helvetia Baloise Holding AG 304,878
Shares Common Stock  98.0% Value
Switzerland  9.3%  - continued
7,553 Holcim AG $ 624,346
3,050 Julius Baer Group, Ltd. 224,340
715 Kuehne & Nagel International AG 163,739
14 Lindt & Spruengli AG 196,588
2,261 Logitech International SA 209,967
1,040 Lonza Group AG 667,179
38,146 Nestle SA 3,741,781
28,147 Novartis AG 4,320,408
336 Partners Group Holding AG 362,154
10,402 Roche Holding AG 4,151,343
474 Roche Holding AG, Bearer Shares 196,408
6,189 Sandoz Group AG 484,914
348 Schindler Holding AG 109,603
603 Schindler Holding AG, Participation
Certificates 198,624
2,451 SGS SA 258,308
2,257 Sika AG 373,574
750 Sonova Holding AG 171,010
1,653 Straumann Holding AG 172,942
428 Swatch Group AG, Bearer Shares 94,486
422 Swiss Life Holding AG 459,648
1,188 Swiss Prime Site AG 201,150
4,423 Swiss Re AG 742,963
383 Swisscom AG 321,400
46,999 UBS Group AG 1,832,651
400 VAT Group AG
b
249,537
2,167 Zurich Insurance Group AG 1,531,676
Total 28,712,503
United Kingdom  14.2%
14,707 3i Group plc 479,313
3,855 Admiral Group plc 161,237
13,502 Airtel Africa plc
b
62,262
16,569 Anglo American plc 711,396
5,838 Antofagasta plc 261,801
4,769 Associated British Foods plc 119,379
22,962 AstraZeneca plc 4,489,961
12,405 Autotrader Group plc
b
77,644
45,270 Aviva plc 363,307
44,427 BAE Systems plc 1,302,525
204,926 Barclays plc 1,072,470
20,050 Barratt Redrow plc 69,735
233,086 BP plc 1,824,307
32,250 British American Tobacco plc 1,872,385
88,543 BT Group plc 248,146
4,800 Bunzl plc 144,505
68,038 Centrica plc 192,644
3,108 Coca-Cola European Partners plc 281,802
25,175 Compass Group plc 702,401
32,963 Diageo plc 613,016
2,860 Endeavour Mining plc 172,313
3,273 Fresnillo plc 145,078
60,338 GSK plc 1,662,029
131,864 Haleon plc 652,590
5,621 Halma plc 286,842
254,283 HSBC Holdings plc 4,175,960
11,155 Imperial Brands plc 452,308
19,061 Informa plc 191,442
2,133 InterContinental Hotels Group plc 281,289
2,279 Intertek Group plc 110,893
25,449 J Sainsbury plc 114,189
36,616 JD Sports Fashion plc 34,729
25,359 Kingfisher plc 96,423
10,479 Land Securities Group plc 77,295
84,354 Legal & General Group plc 277,214

International Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.0% Value
United Kingdom  14.2%  - continued
871,817 Lloyds TSB Group plc $ 1,080,554
6,786 London Stock Exchange Group plc 801,339
33,884 M&G plc 123,081
30,456 Marks & Spencer Group plc 137,225
18,607 Melrose Industries plc 126,084
73,562 National Grid plc 1,241,725
118,406 NatWest Group plc 877,140
1,722 Next plc 290,928
8,472 Pearson plc 111,693
37,693 Prudential plc 524,047
37,693 Prudential plc, DRIP
a,c
5
9,551 Reckitt Benckiser Group plc 642,209
26,959 RELX plc 883,235
37,399 Rentokil Initial plc 232,094
16,713 Rio Tinto plc 1,550,517
124,337 Rolls-Royce Holdings plc 1,888,969
14,133 Sage Group plc 158,365
10,731 Schroders plc 82,623
19,037 SEGRO plc 163,195
4,012 Severn Trent plc 164,546
84,381 Shell plc 3,908,085
11,952 Smith & Nephew plc 189,367
4,680 Smiths Group plc 142,815
1,090 Spirax Group plc 97,788
17,871 SSE plc 617,772
28,417 Standard Chartered plc 592,202
10,428 Standard Life plc 94,441
94,554 Tesco plc 594,271
32,286 Unilever plc 1,772,471
10,096 United Utilities Group plc 176,034
3,827 Verisure plc
a
39,726
277,638 Vodafone Group plc 418,773
2,480 Whitbread plc 76,248
9,864 Wise plc
a
118,783
Total 43,699,180
United States  0.1%
6,164 Sunbelt Rentals Holdings, Inc. 393,207
Total 393,207
Total Common Stock
(cost $198,879,109) 301,661,773
Shares Preferred Stock 0.3%
Germany  0.3%
809 Bayerische Motoren Werke AG 74,471
1,686 Dr. Ing. h.c. F. Porsche AG
b
76,805
2,374 Henkel AG & Company KGaA 183,390
2,267 Porsche Automobil Holding SE 83,012
388 Sartorius AG 97,085
3,053 Volkswagen AG 312,300
Total 827,063
Total Preferred Stock
(cost $1,050,056) 827,063
Shares
Collateral Held for Securities
Loaned < 0.1%
301,145 Thrivent Cash Management Trust 301,145
Total Collateral Held for
Securities Loaned
(cost $301,145) 301,145
Shares or
Principal
Amount Short-Term Investments 1.1% Value
Federal Home Loan Bank Discount
Notes
100,000 3.610%,  4/17/2026
f,g
$ 99,831
200,000 3.606%,  4/24/2026
f,g
199,521
100,000 3.600%,  5/8/2026
f,g
99,619
100,000 3.595%,  5/27/2026
f,g
99,428
State Street Institutional U.S.
Government Money Market Fund
2,977,523 3.602%
f
2,977,523
Total Short-Term Investments
(cost $3,475,973) 3,475,922
Total Investments (cost
$203,706,283) 99.5% $306,265,903
Other Assets and Liabilities,
Net 0.5% 1,662,281
Total Net Assets 100.0% $307,928,184
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $3,283,106 or 1.1% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
e All or a portion of the security is on loan.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 291,201
Total lending $291,201
Gross amount payable upon return of
collateral for securities loaned $301,145
Net amounts due to counterparty $9,944
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,866,217 1,128,386 11,737,801 30
Consumer Discretionary 25,332,927 485,350 24,847,577 –
Consumer Staples 21,539,465 281,802 21,257,663 –
Energy 12,940,926 – 12,940,926 –
Financials 74,295,901 110,229 74,185,507 165
Health Care 33,598,915 511,408 33,087,507 –
Industrials 58,996,404 468,897 58,527,507 –
Information Technology 25,912,367 565,253 25,347,114 –
Materials 18,213,325 – 18,213,325 –
Real Estate 5,446,134 – 5,446,134 –
Utilities 12,519,192 – 12,519,192 –
Preferred Stock
Consumer Discretionary 546,588 – 546,588 –
Consumer Staples 183,390 – 183,390 –
Health Care 97,085 – 97,085 –
Short-Term Investments 3,475,922 2,977,523 498,399 –
Subtotal Investments in Securities $305,964,758 $6,528,848 $299,435,715 $195
Other Investments  * Total
Collateral Held for Securities Loaned 301,145
Subtotal Other Investments $301,145
Total Investments at Value $306,265,903
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,034 2,034 – –
Total Asset Derivatives $2,034 $2,034 $– $–
The following table presents International Index Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $498,399 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 35 June 2026 $ 5,074,891 $ 2,034
Total Futures Long Contracts $ 5,074,891 $ 2,034
Total Futures Contracts $ 5,074,891 $2,034

International Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $– $514 $213 $301 301 <0.1%
Total Collateral Held for Securities Loaned – 301 <0.1
Total Value $– $301
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.8% Value
Communications Services  15.4%
446,662 Alphabet, Inc., Class A $ 128,442,125
388,103 Alphabet, Inc., Class C 111,331,226
211,914 Meta Platforms, Inc. 121,242,357
821,425 Netflix, Inc.
a
78,980,014
Total 439,995,722
Consumer Discretionary  13.1%
936,217 Amazon.com, Inc.
a
194,985,915
110,558 Hilton Worldwide Holdings, Inc. 33,618,477
150,128 Home Depot, Inc. 49,375,598
258,458 Tesla, Inc.
a
96,081,761
Total 374,061,751
Consumer Staples  2.0%
452,311 Walmart, Inc. 56,213,211
Total 56,213,211
Energy  0.7%
150,225 ConocoPhillips 19,829,700
Total 19,829,700
Financials  7.5%
120,570 American Express Company 36,470,014
175,049 JPMorgan Chase & Company 51,492,414
172,746 Morgan Stanley 28,428,809
297,565 Robinhood Markets, Inc.
a
20,621,254
259,721 Visa, Inc. 78,498,075
Total 215,510,566
Health Care  6.5%
102,820 Amgen, Inc. 36,177,217
175,055 Danaher Corporation 33,190,428
77,289 Eli Lilly & Company 71,088,103
95,516 Intuitive Surgical, Inc.
a
44,031,921
Total 184,487,669
Industrials  10.4%
75,535 Caterpillar, Inc. 53,513,526
97,862 Eaton Corporation plc 35,002,302
34,751 EMCOR Group, Inc. 25,657,011
1,044,138 Fastenal Company 48,448,003
174,933 General Electric Company 49,640,737
56,851 Parker-Hannifin Corporation 50,895,289
488,960 Uber Technologies, Inc.
a
35,170,893
Total 298,327,761
Information Technology  41.1%
163,583 Advanced Micro Devices, Inc.
a
33,277,690
786,708 Apple, Inc. 199,658,623
306,409 Arista Networks, Inc.
a
37,620,897
407,329 Broadcom, Inc. 126,072,399
129,159 International Business Machines
Corporation 31,306,850
57,771 Intuit, Inc. 24,979,025
288,241 Lam Research Corporation 61,585,572
475,471 Microsoft Corporation 176,005,100
1,848,094 NVIDIA Corporation 322,307,594
316,003 Palantir Technologies, Inc.
a
46,224,919
301,428 ServiceNow, Inc.
a
31,514,297
306,629 Shopify, Inc.
a
36,372,332
Shares Common Stock  97.8% Value
Information Technology  41.1% - continued
145,338 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR $ 49,116,977
Total 1,176,042,275
Utilities  1.1%
113,480 Constellation Energy Corporation 31,689,290
Total 31,689,290
Total Common Stock
(cost $1,515,760,851) 2,796,157,945
Shares
Registered Investment
Companies   0.8% Value
U.S. Unaffiliated   0.8%
134,010 iShares Biotechnology ETF 22,627,588
Total 22,627,588
Total Registered Investment
Companies (cost $22,214,167) 22,627,588
Shares or
Principal
Amount Short-Term Investments 1.4% Value
State Street Institutional U.S.
Government Money Market
Fund
39,798,957 3.602%
b
39,798,957
Total Short-Term Investments
(cost $39,798,957) 39,798,957
Total Investments (cost
$1,577,773,975) 100.0% $2,858,584,490
Other Assets and Liabilities, Net
(<0.1%) (536,368)
Total Net Assets 100.0% $2,858,048,122
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 439,995,722 439,995,722 – –
Consumer Discretionary 374,061,751 374,061,751 – –
Consumer Staples 56,213,211 56,213,211 – –
Energy 19,829,700 19,829,700 – –
Financials 215,510,566 215,510,566 – –
Health Care 184,487,669 184,487,669 – –
Industrials 298,327,761 298,327,761 – –
Information Technology 1,176,042,275 1,176,042,275 – –
Utilities 31,689,290 31,689,290 – –
Registered Investment Companies
U.S. Unaffiliated 22,627,588 22,627,588 – –
Short-Term Investments 39,798,957 39,798,957 – –
Subtotal Investments in Securities $2,858,584,490 $2,858,584,490 $– $–
Total Investments at Value $2,858,584,490

Large Cap Index Portfolio
Schedule of Investments as of March 31,2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.9% Value
Communications Services  10.3%
220,380 Alphabet, Inc., Class A $ 63,372,473
177,026 Alphabet, Inc., Class C 50,781,678
264,993 AT&T, Inc. 7,682,147
3,260 Charter Communications, Inc.
a
703,769
135,832 Comcast Corporation 3,899,737
5,096 EchoStar Corporation
a
596,589
8,526 Electronic Arts, Inc. 1,738,196
7,597 Fox Corporation, Class A 443,665
5,359 Fox Corporation, Class B 284,563
5,977 Live Nation Entertainment, Inc.
a
911,552
82,791 Meta Platforms, Inc. 47,367,215
159,822 Netflix, Inc.
a
15,366,885
14,014 News Corporation, Class A 349,369
4,626 News Corporation, Class B 131,887
11,909 Omnicom Group, Inc. 896,867
11,764 Paramount Skydance Corporation
b
106,111
6,589 Take-Two Interactive Software,
Inc.
a
1,301,327
2,509 TKO Group Holdings, Inc. 505,940
17,935 T-Mobile US, Inc. 3,766,888
16,667 Trade Desk, Inc.
a
378,174
159,626 Verizon Communications, Inc. 8,013,225
67,057 Walt Disney Company 6,462,954
93,815 Warner Brothers Discovery, Inc.
a
2,576,160
Total 217,637,371
Consumer Discretionary  9.9%
16,034 Airbnb, Inc.
a
2,024,773
369,778 Amazon.com, Inc.
a
77,013,664
8,053 Aptiv plc
a
559,200
627 AutoZone, Inc.
a
2,117,868
7,376 Best Buy Company, Inc. 473,539
1,220 Booking Holdings, Inc. 5,136,590
43,536 Carnival Corporation 1,126,712
5,353 Carvana Company
a
1,682,876
49,301 Chipotle Mexican Grill, Inc.
a
1,578,125
10,198 D.R. Horton, Inc. 1,399,370
4,358 Darden Restaurants, Inc. 854,342
5,373 Deckers Outdoor Corporation
a
537,784
1,177 Domino's Pizza, Inc. 422,296
14,151 DoorDash, Inc.
a
2,124,773
17,110 eBay, Inc. 1,557,352
4,429 Expedia Group, Inc. 1,022,612
148,332 Ford Motor Company 1,711,751
6,188 Garmin, Ltd. 1,435,678
34,218 General Motors Company 2,549,241
5,266 Genuine Parts Company 556,879
5,047 Hasbro, Inc. 472,399
8,679 Hilton Worldwide Holdings, Inc. 2,639,110
37,683 Home Depot, Inc. 12,393,562
11,445 Las Vegas Sands Corporation 616,657
8,168 Lennar Corporation 709,309
21,234 Lowe's Companies, Inc. 5,017,170
4,041 Lululemon Athletica, Inc.
a
618,677
8,325 Marriott International, Inc./MD 2,722,858
26,957 McDonald's Corporation 8,377,966
7,263 MGM Resorts International
a
268,804
45,102 NIKE, Inc. 2,382,288
17,233 Norwegian Cruise Line Holdings,
Ltd.
a
322,257
106 NVR, Inc.
a
698,522
31,869 O'Reilly Automotive, Inc.
a
2,941,827
1,241 Pool Corporation 251,092
7,273 PulteGroup, Inc. 855,378
1,463 Ralph Lauren Corporation 503,257
Shares Common Stock  99.9% Value
Consumer Discretionary  9.9% - continued
12,243 Ross Stores, Inc. $ 2,652,201
9,523 Royal Caribbean Cruises, Ltd. 2,620,539
43,126 Starbucks Corporation 3,863,658
7,664 Tapestry, Inc. 1,081,467
106,459 Tesla, Inc.
a
39,576,133
42,035 TJX Companies, Inc. 6,712,989
20,002 Tractor Supply Company 906,091
1,679 Ulta Beauty, Inc.
a
877,630
4,519 Williams-Sonoma, Inc. 823,949
3,196 Wynn Resorts, Ltd. 324,554
10,510 Yum! Brands, Inc. 1,634,095
Total 208,749,864
Consumer Staples  5.2%
63,543 Altria Group, Inc. 4,193,203
18,191 Archer-Daniels-Midland Company 1,322,304
6,468 Brown-Forman Corporation 171,014
5,124 Bunge Global SA 651,773
7,448 Campbell's Company
b
165,867
8,960 Church & Dwight Company, Inc. 836,147
4,577 Clorox Company 474,314
146,546 Coca-Cola Company 11,144,823
30,512 Colgate-Palmolive Company 2,600,538
18,108 Conagra Brands, Inc. 284,658
5,316 Constellation Brands, Inc. 797,400
16,802 Costco Wholesale Corporation 16,742,017
8,332 Dollar General Corporation 989,258
7,000 Dollar Tree, Inc.
a
766,570
9,358 Estee Lauder Companies, Inc. 671,624
20,198 General Mills, Inc. 751,770
5,609 Hershey Company 1,166,055
11,036 Hormel Foods Corporation 249,965
4,039 J.M. Smucker Company 389,521
72,527 Kenvue, Inc. 1,250,365
51,426 Keurig Dr Pepper, Inc. 1,354,047
12,564 Kimberly-Clark Corporation 1,212,049
32,262 Kraft Heinz Company 725,572
22,039 Kroger Company 1,594,742
9,599 McCormick & Company, Inc. 484,174
6,409 Molson Coors Beverage Company 275,972
48,522 Mondelez International, Inc. 2,796,808
26,998 Monster Beverage Corporation
a
1,956,275
51,732 PepsiCo, Inc. 8,033,462
58,925 Philip Morris International, Inc. 9,742,659
87,970 Procter & Gamble Company 12,706,387
18,129 Sysco Corporation 1,293,142
17,140 Target Corporation 2,077,368
10,677 Tyson Foods, Inc. 684,075
165,932 Walmart, Inc. 20,622,029
Total 111,177,947
Energy  4.0%
13,425 APA Corporation 569,757
37,408 Baker Hughes Company 2,283,759
70,956 Chevron Corporation 14,680,797
46,376 ConocoPhillips 6,121,632
28,717 Coterra Energy, Inc. 1,009,115
23,479 Devon Energy Corporation 1,181,463
7,347 Diamondback Energy, Inc. 1,453,163
20,539 EOG Resources, Inc. 2,969,323
23,623 EQT Corporation 1,503,368
9,015 Expand Energy Corporation 989,667
158,188 Exxon Mobil Corporation 26,838,176
31,704 Halliburton Company 1,236,139
74,108 Kinder Morgan, Inc. 2,484,841

Large Cap Index Portfolio
Schedule of Investments as of March 31,2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.9% Value
Energy  4.0% - continued
11,167 Marathon Petroleum Corporation $ 2,726,758
27,224 Occidental Petroleum Corporation 1,769,560
23,818 ONEOK, Inc. 2,152,909
15,252 Phillips 66 2,778,609
56,603 SLB, Ltd. 2,908,828
8,125 Targa Resources Corporation 2,037,181
2,192 Texas Pacific Land Corporation 1,040,236
11,546 Valero Energy Corporation 2,852,786
46,227 Williams Companies, Inc. 3,364,401
Total 84,952,468
Financials  12.6%
17,671 Aflac, Inc. 1,938,685
9,842 Allstate Corporation 2,040,640
20,273 American Express Company 6,132,177
20,310 American International Group, Inc. 1,528,327
3,456 Ameriprise Financial, Inc. 1,535,846
8,119 Aon plc 2,620,651
17,577 Apollo Global Management, Inc. 1,958,429
13,531 Arch Capital Group, Ltd.
a
1,298,841
7,798 Ares Management Corporation 850,762
9,727 Arthur J. Gallagher & Company 2,106,674
1,896 Assurant, Inc. 412,968
251,172 Bank of America Corporation 12,244,635
26,052 Bank of New York Mellon
Corporation 3,090,549
69,412 Berkshire Hathaway, Inc.
a
33,262,230
5,462 BlackRock, Inc. 5,252,860
28,340 Blackstone, Inc. 3,258,817
20,731 Block, Inc.
a
1,247,592
11,082 Brown & Brown, Inc. 722,657
23,662 Capital One Financial Corporation 4,316,659
3,961 Cboe Global Markets, Inc. 1,113,318
63,227 Charles Schwab Corporation 5,942,073
13,768 Chubb, Ltd. 4,487,404
5,906 Cincinnati Financial Corporation 929,309
66,148 Citigroup, Inc. 7,501,845
16,087 Citizens Financial Group, Inc. 964,737
13,650 CME Group, Inc. 4,031,527
8,443 Coinbase Global, Inc.
a
1,474,232
2,648 Corpay, Inc.
a
770,542
962 Erie Indemnity Company 241,760
1,541 Everest Group, Ltd. 503,676
1,404 FactSet Research Systems, Inc. 304,654
19,602 Fidelity National Information
Services, Inc. 919,530
34,070 Fifth Third Bancorp 1,582,892
20,359 Fiserv, Inc.
a
1,136,032
11,630 Franklin Resources, Inc. 274,701
3,013 Global Life, Inc. 419,319
9,008 Global Payments, Inc. 606,238
11,353 Goldman Sachs Group, Inc. 9,604,524
10,557 Hartford Insurance Group, Inc. 1,427,623
76,834 Huntington Bancshares, Inc./OH 1,202,452
16,858 Interactive Brokers Group, Inc. 1,130,666
21,497 Intercontinental Exchange, Inc. 3,381,048
16,807 Invesco, Ltd. 408,242
2,732 Jack Henry & Associates, Inc. 431,765
102,059 JPMorgan Chase & Company 30,021,675
35,470 KeyCorp 711,174
25,983 KKR & Company, Inc. 2,403,428
6,396 Loews Corporation 682,709
5,748 M&T Bank Corporation 1,188,227
18,326 Marsh & McLennan Companies,
Inc. 3,178,645
Shares Common Stock  99.9% Value
Financials  12.6% - continued
30,827 Mastercard, Inc. $ 15,403,019
20,836 MetLife, Inc. 1,473,522
5,808 Moody's Corporation 2,533,740
45,540 Morgan Stanley 7,494,518
2,781 MSCI, Inc. 1,498,987
16,999 Nasdaq, Inc. 1,443,045
7,053 Northern Trust Corporation 984,387
34,850 PayPal Holdings, Inc. 1,576,266
15,289 PNC Financial Services Group,
Inc. 3,181,488
7,489 Principal Financial Group, Inc. 674,834
22,186 Progressive Corporation 4,398,153
13,173 Prudential Financial, Inc. 1,286,870
6,640 Raymond James Financial, Inc. 961,406
32,856 Regions Financial Corporation 858,199
29,916 Robinhood Markets, Inc.
a
2,073,179
11,583 S&P Global, Inc. 4,926,713
10,564 State Street Corporation 1,336,980
13,158 Synchrony Financial 895,007
8,275 T. Rowe Price Group, Inc. 745,909
8,185 Travelers Companies, Inc. 2,387,401
47,788 Truist Financial Corporation 2,196,814
58,840 U.S. Bancorp 3,060,268
63,634 Visa, Inc. 19,232,740
11,278 W.R. Berkley Corporation 747,506
117,064 Wells Fargo & Company 9,319,465
3,599 Willis Towers Watson plc 1,046,229
Total 266,532,611
Health Care  9.5%
65,822 Abbott Laboratories 6,757,945
66,901 AbbVie, Inc. 14,550,298
10,706 Agilent Technologies, Inc. 1,220,270
2,526 Align Technology, Inc.
a
433,032
20,383 Amgen, Inc. 7,171,759
19,475 Baxter International, Inc. 327,180
10,778 Becton, Dickinson and Company 1,694,625
5,555 Biogen, Inc.
a
1,018,398
5,922 Bio-Techne Corporation 309,484
56,137 Boston Scientific Corporation
a
3,522,597
77,087 Bristol-Myers Squibb Company 4,675,327
8,907 Cardinal Health, Inc. 1,882,138
7,364 Cencora, Inc. 2,313,327
17,684 Centene Corporation
a
578,974
1,863 Charles River Laboratories
International, Inc.
a
321,367
9,973 Cigna Group 2,660,298
7,418 Cooper Companies, Inc.
a
530,387
48,157 CVS Health Corporation 3,458,636
23,815 Danaher Corporation 4,515,324
1,264 DaVita, Inc.
a
194,264
14,568 Dexcom, Inc.
a
914,870
21,966 Edwards Lifesciences Corporation
a
1,759,037
8,354 Elevance Health, Inc. 2,445,633
29,995 Eli Lilly & Company 27,588,501
17,252 GE HealthCare Technologies, Inc. 1,227,997
46,963 Gilead Sciences, Inc. 6,545,233
5,925 HCA Healthcare, Inc. 2,803,947
3,788 Henry Schein, Inc.
a
279,176
8,425 Hologic, Inc.
a
636,846
4,565 Humana, Inc. 791,525
3,023 IDEXX Laboratories, Inc.
a
1,698,593
6,328 Incyte Corporation
a
595,591
2,663 Insulet Corporation
a
558,804
13,443 Intuitive Surgical, Inc.
a
6,197,089

Large Cap Index Portfolio
Schedule of Investments as of March 31,2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.9% Value
Health Care  9.5% - continued
6,420 IQVIA Holding, Inc.
a
$ 1,094,867
91,222 Johnson & Johnson 22,298,306
3,138 Labcorp Holdings, Inc. 837,250
4,637 McKesson Corporation 4,012,674
48,528 Medtronic plc 4,204,951
93,952 Merck & Company, Inc. 11,301,486
769 Mettler-Toledo International, Inc.
a
969,863
13,164 Moderna, Inc.
a
668,731
215,221 Pfizer, Inc. 6,043,406
4,164 Quest Diagnostics, Inc. 816,061
3,816 Regeneron Pharmaceuticals, Inc. 2,948,394
5,514 ResMed, Inc. 1,237,783
4,292 Revvity, Inc. 376,022
5,581 Solventum Corporation
a
364,439
3,712 STERIS plc 820,835
13,037 Stryker Corporation 4,283,828
14,222 Thermo Fisher Scientific, Inc. 6,990,540
34,289 UnitedHealth Group, Inc. 9,278,261
2,091 Universal Health Services, Inc. 374,226
9,615 Vertex Pharmaceuticals, Inc.
a
4,293,482
43,598 Viatris, Inc. 589,009
3,713 Waters Corporation
a
1,105,731
2,723 West Pharmaceutical Services,
Inc. 682,493
7,502 Zimmer Biomet Holdings, Inc. 678,331
15,979 Zoetis, Inc. 1,888,878
Total 200,338,319
Industrials  9.0%
19,937 3M Company 2,895,451
4,256 A.O. Smith Corporation 280,641
3,257 Allegion plc 473,210
8,714 AMETEK, Inc. 1,867,933
15,241 Automatic Data Processing, Inc. 3,096,666
2,987 Axon Enterprise, Inc.
a
1,268,549
29,728 Boeing Company
a
5,916,764
4,419 Broadridge Financial Solutions,
Inc. 717,999
4,186 Builders FirstSource, Inc.
a
344,633
4,490 C.H. Robinson Worldwide, Inc. 745,654
29,741 Carrier Global Corporation 1,674,716
17,613 Caterpillar, Inc. 12,478,106
12,866 Cintas Corporation 2,176,155
1,332 Comfort Systems USA, Inc. 1,836,815
33,711 Copart, Inc.
a
1,119,205
70,390 CSX Corporation 2,889,509
5,230 Cummins, Inc. 2,813,845
9,543 Deere & Company 5,375,572
24,588 Delta Air Lines, Inc. 1,634,610
5,105 Dover Corporation 1,064,137
14,702 Eaton Corporation plc 5,258,464
1,695 EMCOR Group, Inc. 1,251,435
21,273 Emerson Electric Company 2,787,188
4,558 Equifax, Inc. 820,759
5,073 Expeditors International of
Washington, Inc. 726,606
43,462 Fastenal Company 2,016,637
8,188 FedEx Corporation 2,916,402
11,863 Fortive Corporation 655,787
10,202 GE Vernova, Inc. 8,905,326
2,221 Generac Holdings, Inc.
a
433,828
9,606 General Dynamics Corporation 3,296,971
39,701 General Electric Company 11,265,953
24,032 Honeywell International, Inc. 5,431,953
15,177 Howmet Aerospace, Inc. 3,497,691
Shares Common Stock  99.9% Value
Industrials  9.0% - continued
2,012 Hubbell, Inc. $ 987,369
1,485 Huntington Ingalls Industries, Inc. 564,151
2,833 IDEX Corporation 536,995
9,927 Illinois Tool Works, Inc. 2,583,899
13,473 Ingersoll Rand, Inc. 1,079,457
4,446 Jacobs Solutions, Inc. 565,887
2,829 JB Hunt Transport Services, Inc. 599,465
23,169 Johnson Controls International plc 3,033,981
7,070 L3Harris Technologies, Inc. 2,440,210
4,840 Leidos Holdings, Inc. 752,717
1,208 Lennox International, Inc. 560,669
7,664 Lockheed Martin Corporation 4,632,045
7,707 Masco Corporation 465,272
2,003 Nordson Corporation 532,918
8,501 Norfolk Southern Corporation 2,439,787
5,050 Northrop Grumman Corporation 3,445,312
6,965 Old Dominion Freight Line, Inc. 1,360,961
14,714 Otis Worldwide Corporation 1,134,155
19,888 PACCAR, Inc. 2,297,064
4,778 Parker-Hannifin Corporation 4,277,457
12,229 Paychex, Inc. 1,126,535
6,194 Pentair plc 539,559
5,644 Quanta Services, Inc. 3,098,669
7,617 Republic Services, Inc. 1,668,275
4,253 Rockwell Automation, Inc. 1,526,317
11,109 Rollins, Inc. 593,332
50,810 RTX Corporation 9,801,249
1,965 Snap-On, Inc. 713,727
18,598 Southwest Airlines Company 698,727
5,863 Stanley Black & Decker, Inc. 416,625
6,593 Textron, Inc. 577,283
8,378 Trane Technologies plc 3,491,448
2,138 TransDigm Group, Inc. 2,477,856
77,906 Uber Technologies, Inc.
a
5,603,779
22,462 Union Pacific Corporation 5,449,730
12,243 United Airlines Holdings, Inc.
a
1,127,213
27,973 United Parcel Service, Inc. 2,751,984
2,385 United Rentals, Inc. 1,737,616
9,399 Veralto Corporation 831,060
5,276 Verisk Analytics, Inc. 1,001,121
14,481 Vertiv Holdings Company 3,628,649
1,656 W.W. Grainger, Inc. 1,806,381
6,455 Wabtec Corporation 1,613,169
14,046 Waste Management, Inc. 3,227,630
9,221 Xylem, Inc. 1,101,910
Total 190,834,785
Information Technology  32.9%
23,291 Accenture plc 4,618,372
15,539 Adobe, Inc.
a
3,777,220
61,716 Advanced Micro Devices, Inc.
a
12,554,886
5,446 Akamai Technologies, Inc.
a
625,473
46,529 Amphenol Corporation 5,878,939
18,496 Analog Devices, Inc. 5,884,318
555,725 Apple, Inc. 141,037,448
30,045 Applied Materials, Inc. 10,269,081
10,258 AppLovin Corporation
a
4,082,684
39,088 Arista Networks, Inc.
a
4,799,225
8,025 Autodesk, Inc.
a
1,921,185
179,471 Broadcom, Inc. 55,548,069
10,304 Cadence Design Systems, Inc.
a
2,863,173
4,928 CDW Corporation 596,387
5,332 Ciena Corporation
a
2,070,042
149,561 Cisco Systems, Inc. 11,604,438

Large Cap Index Portfolio
Schedule of Investments as of March 31,2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.9% Value
Information Technology  32.9% - continued
18,103 Cognizant Technology Solutions
Corporation $ 1,110,619
7,097 Coherent Corporation
a
1,690,576
29,553 Corning, Inc. 4,018,321
9,543 CrowdStrike Holdings, Inc.
a
3,725,683
12,426 Datadog, Inc.
a
1,466,889
11,249 Dell Technologies, Inc. 1,846,298
2,091 EPAM Systems, Inc.
a
283,121
2,139 F5, Inc.
a
618,877
898 Fair Isaac Corporation
a
958,651
4,062 First Solar, Inc.
a
801,270
23,927 Fortinet, Inc.
a
1,955,315
2,667 Gartner, Inc.
a
422,293
20,863 Gen Digital, Inc. 392,850
5,116 GoDaddy, Inc.
a
422,940
50,299 Hewlett Packard Enterprise
Company 1,197,619
34,748 HP, Inc. 667,509
177,731 Intel Corporation
a
7,843,269
35,383 International Business Machines
Corporation 8,576,485
10,534 Intuit, Inc. 4,554,691
3,997 Jabil, Inc. 1,061,723
6,492 Keysight Technologies, Inc.
a
1,833,146
4,962 KLA Corporation 7,306,098
47,270 Lam Research Corporation 10,099,708
2,703 Lumentum Holdings, Inc.
a
1,899,560
20,484 Microchip Technology, Inc. 1,323,471
42,604 Micron Technology, Inc. 14,393,335
281,082 Microsoft Corporation 104,048,124
1,844 Monolithic Power Systems, Inc. 2,016,137
6,271 Motorola Solutions, Inc. 2,721,426
7,497 NetApp, Inc. 767,618
919,828 NVIDIA Corporation 160,418,003
9,527 NXP Semiconductors NV 1,875,485
14,915 ON Semiconductor Corporation
a
923,537
64,188 Oracle Corporation 9,442,697
86,469 Palantir Technologies, Inc.
a
12,648,685
30,588 Palo Alto Networks, Inc.
a
4,903,868
4,504 PTC, Inc.
a
641,775
7,929 Qnity Electronics, Inc. 914,848
40,389 Qualcomm, Inc. 5,201,295
4,035 Roper Industries, Inc. 1,427,825
35,468 Salesforce, Inc. 6,620,812
5,587 SanDisk Corporation/DE
a
3,549,645
8,255 Seagate Technology Holdings plc 3,233,979
39,594 ServiceNow, Inc.
a
4,139,553
5,692 Skyworks Solutions, Inc. 304,807
19,046 Super Micro Computer, Inc.
a
433,677
7,242 Synopsys, Inc.
a
2,871,308
11,107 TE Connectivity plc 2,321,585
1,777 Teledyne Technologies, Inc.
a
1,075,103
5,928 Teradyne, Inc. 1,757,415
34,354 Texas Instruments, Inc. 6,669,486
9,006 Trimble, Inc.
a
587,461
1,629 Tyler Technologies, Inc.
a
557,737
3,124 VeriSign, Inc. 775,877
12,834 Western Digital Corporation 3,471,469
8,063 Workday, Inc.
a
1,047,545
1,862 Zebra Technologies Corporation
a
389,307
Total 696,359,346
Materials  2.1%
8,428 Air Products and Chemicals, Inc. 2,448,250
4,461 Albemarle Corporation 800,883
Shares Common Stock  99.9% Value
Materials  2.1% - continued
17,490 Amcor plc $ 695,227
2,926 Avery Dennison Corporation 505,262
10,144 Ball Corporation 599,612
5,904 CF Industries Holdings, Inc. 766,575
25,457 Corteva, Inc. 2,131,005
25,372 CRH plc 2,667,105
27,161 Dow, Inc. 1,131,256
15,489 DuPont de Nemours, Inc. 709,396
9,649 Ecolab, Inc. 2,566,827
54,402 Freeport-McMoRan, Inc. 3,197,750
9,694 International Flavors & Fragrances,
Inc. 703,300
19,988 International Paper Company 713,572
17,675 Linde plc 8,762,558
9,747 LyondellBasell Industries NV 785,218
2,283 Martin Marietta Materials, Inc. 1,343,956
12,015 Mosaic Company 306,382
41,308 Newmont Corporation 4,471,591
8,663 Nucor Corporation 1,464,913
3,383 Packaging Corporation of America 717,940
8,494 PPG Industries, Inc. 907,839
8,727 Sherwin-Williams Company 2,797,440
19,774 Smurfit WestRock plc 787,994
5,196 Steel Dynamics, Inc. 935,280
5,002 Vulcan Materials Company 1,362,045
Total 44,279,176
Real Estate  1.9%
5,904 Alexandria Real Estate Equities,
Inc. 274,064
17,721 American Tower Corporation 3,058,290
5,360 AvalonBay Communities, Inc. 875,556
5,581 BXP, Inc. 289,654
3,914 Camden Property Trust 382,241
10,999 CBRE Group, Inc.
a
1,489,925
16,043 CoStar Group, Inc.
a
647,175
16,484 Crown Castle, Inc. 1,340,314
12,224 Digital Realty Trust, Inc. 2,202,887
3,719 Equinix, Inc. 3,645,513
13,014 Equity Residential 769,778
2,439 Essex Property Trust, Inc. 590,238
8,034 Extra Space Storage, Inc. 1,053,498
2,972 Federal Realty Investment Trust 315,656
26,310 Healthpeak Properties, Inc. 432,273
24,209 Host Hotels & Resorts, Inc. 463,844
21,348 Invitation Homes, Inc. 530,498
11,198 Iron Mountain, Inc. 1,143,764
25,516 Kimco Realty Corporation 573,344
4,425 Mid-America Apartment
Communities, Inc. 540,381
35,187 Prologis, Inc. 4,651,018
5,979 Public Storage 1,619,591
34,821 Realty Income Corporation 2,130,349
6,231 Regency Centers Corporation 471,437
4,033 SBA Communications Corporation 694,120
12,310 Simon Property Group, Inc. 2,296,184
11,384 UDR, Inc. 384,551
17,979 Ventas, Inc. 1,470,323
40,458 VICI Properties, Inc. 1,105,313
26,412 Welltower, Inc. 5,221,917
27,274 Weyerhaeuser Company 666,304
Total 41,330,000
Utilities  2.5%
26,956 AES Corporation 379,810

Large Cap Index Portfolio
Schedule of Investments as of March 31,2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.9% Value
Utilities  2.5% - continued
9,730 Alliant Energy Corporation $ 698,225
10,463 Ameren Corporation 1,150,093
20,473 American Electric Power
Company, Inc. 2,683,601
7,388 American Water Works Company,
Inc. 1,005,433
6,262 Atmos Energy Corporation 1,156,717
24,713 CenterPoint Energy, Inc. 1,066,613
11,599 CMS Energy Corporation 899,850
13,663 Consolidated Edison, Inc. 1,546,378
11,796 Constellation Energy Corporation 3,294,033
32,323 Dominion Energy, Inc. 1,998,208
7,861 DTE Energy Company 1,149,435
29,437 Duke Energy Corporation 3,854,481
14,565 Edison International 1,065,867
17,122 Entergy Corporation 1,923,828
8,714 Evergy, Inc. 713,851
14,202 Eversource Energy 983,915
38,720 Exelon Corporation 1,898,054
19,680 FirstEnergy Corporation 996,989
78,833 NextEra Energy, Inc. 7,322,009
18,114 NiSource, Inc. 845,199
8,039 NRG Energy, Inc. 1,174,819
83,200 PG&E Corporation 1,461,824
4,531 Pinnacle West Capital Corporation 456,498
28,001 PPL Corporation 1,069,638
18,894 Public Service Enterprise Group,
Inc. 1,529,469
24,706 Sempra 2,400,682
41,680 Southern Company 4,022,954
12,056 Vistra Energy Corporation 1,812,379
12,320 WEC Energy Group, Inc. 1,426,286
22,392 Xcel Energy, Inc. 1,778,821
Total 53,765,959
Total Common Stock
(cost $552,665,772) 2,115,957,846
Shares
Collateral Held for Securities
Loaned < .01% Value
328,475 Thrivent Cash Management Trust 328,475
Total Collateral Held for
Securities Loaned
(cost $328,475) 328,475
Shares or
Principal
Amount Short-Term Investments 0.1% Value
Federal Home Loan Bank Discount
Notes
400,000 3.600%, 4/29/2026
c,d
398,843
500,000 3.600%, 5/29/2026
c,d
497,042
State Street Institutional U.S.
Government Money Market
Fund
917,674 3.602%
c
917,674
Total Short-Term Investments
(cost $1,813,654) 1,813,559
Total Investments (cost
$554,807,901) 100.0% $2,118,099,880
Other Assets and Liabilities, Net
<0.1% 210,404
Total Net Assets 100.0% $2,118,310,284
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 267,203
Total lending $267,203
Gross amount payable upon return of
collateral for securities loaned $328,475
Net amounts due to counterparty $61,272
Definitions:
plc - Public Limited Company
S&P - Standard & Poor's

Large Cap Index Portfolio
Schedule of Investments as of March 31,2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 217,637,371 217,637,371 – –
Consumer Discretionary 208,749,864 208,749,864 – –
Consumer Staples 111,177,947 111,177,947 – –
Energy 84,952,468 84,952,468 – –
Financials 266,532,611 266,532,611 – –
Health Care 200,338,319 200,338,319 – –
Industrials 190,834,785 190,834,785 – –
Information Technology 696,359,346 696,359,346 – –
Materials 44,279,176 44,279,176 – –
Real Estate 41,330,000 41,330,000 – –
Utilities 53,765,959 53,765,959 – –
Short-Term Investments 1,813,559 917,674 895,885 –
Subtotal Investments in Securities $2,117,771,405 $2,116,875,520 $895,885 $–
Other Investments  * Total
Collateral Held for Securities Loaned 328,475
Subtotal Other Investments $328,475
Total Investments at Value $2,118,099,880
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 57,199 57,199 – –
Total Liability Derivatives $57,199 $57,199 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $895,885 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 9 June 2026 $ 3,014,036 ( $ 57,199)
Total Futures Long Contracts $ 3,014,036 ( $ 57,199)
Total Futures Contracts $ 3,014,036 ($57,199)

Large Cap Index Portfolio
Schedule of Investments as of March 31,2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $– $5,566 $5,238 $328 328 <0.1
Total Collateral Held for Securities Loaned – 328 <0.1
Total Value $– $328
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $ – $– $ – $0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.1% Value
Communications Services  5.9%
216,780 Alphabet, Inc., Class C $ 62,185,511
888,363 Comcast Corporation 25,504,902
65,955 Meta Platforms, Inc. 37,734,834
904,808 Universal Music Group NV 17,563,151
1,085,359 Warner Brothers Discovery, Inc.
a
29,803,958
1,153,651 Warner Music Group Corporation 29,464,246
Total 202,256,602
Consumer Discretionary  6.3%
244,777 Amazon.com, Inc.
a
50,979,706
267,620 Aptiv plc
a
18,583,533
3,396 Booking Holdings, Inc. 14,298,247
172,917 D.R. Horton, Inc. 23,727,671
208,870 Lowe's Companies, Inc. 49,351,803
1,135,404 Sony Group Corporation ADR
b
23,502,863
403,950 Wyndham Hotels & Resorts, Inc. 32,812,858
Total 213,256,681
Consumer Staples  4.4%
1,362,538 Keurig Dr Pepper, Inc. 35,875,626
171,946 PepsiCo, Inc. 26,701,494
552,846 Sysco Corporation 39,434,505
825,556 Unilever plc ADR
b
47,031,925
Total 149,043,550
Energy  9.6%
393,873 ConocoPhillips 51,991,236
639,805 Devon Energy Corporation 32,194,987
1,448,610 Enterprise Products Partners, LP 54,815,402
692,610 Exxon Mobil Corporation 117,508,213
958,987 Halliburton Company 37,390,903
136,248 Marathon Petroleum Corporation 33,269,037
Total 327,169,778
Financials  17.5%
92,700 Allstate Corporation 19,220,418
380,096 American International Group, Inc. 28,602,224
1,674,158 Bank of America Corporation 81,615,203
362,161 Bank of New York Mellon
Corporation 42,963,159
326,812 Capital One Financial Corporation 59,620,313
584,453 Charles Schwab Corporation 54,926,893
99,544 Chubb, Ltd. 32,444,376
169,507 Intercontinental Exchange, Inc. 26,660,061
228,298 JPMorgan Chase & Company 67,156,140
60,573 Marsh & McLennan Companies,
Inc. 10,506,387
392,177 MetLife, Inc. 27,734,757
330,085 Morgan Stanley 54,322,088
1,161,385 Wells Fargo & Company 92,457,860
Total 598,229,879
Health Care  12.3%
310,190 Bristol-Myers Squibb Company 18,813,024
70,057 Cencora, Inc. 22,007,706
183,691 Cigna Group 48,999,574
252,860 Gilead Sciences, Inc. 35,241,098
168,070 ICON plc
a
18,598,626
309,602 Johnson & Johnson 75,679,113
202,968 Labcorp Holdings, Inc. 54,153,892
682,389 Merck & Company, Inc. 82,084,573
101,742 UnitedHealth Group, Inc. 27,530,368
Shares Common Stock  97.1% Value
Health Care  12.3% - continued
411,869 Zimmer Biomet Holdings, Inc. $ 37,241,195
Total 420,349,169
Industrials  13.7%
661,340 Amentum Holdings, Inc.
a
17,247,747
50,123 Caterpillar, Inc. 35,510,141
3,193,696 CNH Industrial NV 35,130,656
1,251,145 CSX Corporation 51,359,502
832,424 Delta Air Lines, Inc. 55,339,548
568,412 Flowserve Corporation 41,783,966
105,370 General Dynamics Corporation 36,165,092
449,332 Hexcel Corporation 36,364,439
241,364 Honeywell International, Inc. 54,555,505
191,957 Jacobs Solutions, Inc. 24,432,287
140,947 JB Hunt Transport Services, Inc. 29,866,669
139,296 L3Harris Technologies, Inc. 48,078,014
Total 465,833,566
Information Technology  12.5%
882,604 Cisco Systems, Inc. 68,481,244
83,170 International Business Machines
Corporation 20,159,576
234,104 Microsoft Corporation 86,658,278
426,542 Qualcomm, Inc. 54,930,079
773,269 Samsung Electronics Company,
Ltd. 90,442,618
155,799 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 52,652,272
320,746 TD SYNNEX Corporation 54,113,058
Total 427,437,125
Materials  5.2%
387,263 CF Industries Holdings, Inc. 50,282,228
289,113 Crown Holdings, Inc. 28,983,578
171,179 Eastman Chemical Company 13,064,381
398,983 International Paper Company 14,243,693
270,848 Nucor Corporation 45,800,397
332,268 Solstice Advanced Materials, Inc. 25,305,531
Total 177,679,808
Real Estate  3.3%
61,816 AvalonBay Communities, Inc. 10,097,643
220,754 CBRE Group, Inc.
a
29,903,337
541,145 Crown Castle, Inc. 44,000,500
1,587,213 Healthcare Realty Trust, Inc. 26,966,749
Total 110,968,229
Utilities  6.4%
140,972 Constellation Energy Corporation 39,366,431
426,132 Duke Energy Corporation 55,797,724
574,436 Entergy Corporation 64,543,629
320,219 Evergy, Inc. 26,232,341
211,522 Vistra Energy Corporation 31,798,102
Total 217,738,227
Total Common Stock
(cost $2,187,125,982) 3,309,962,614

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 0.7% Value
25,037,875 Thrivent Cash Management Trust $ 25,037,875
Total Collateral Held for
Securities Loaned
(cost $25,037,875) 25,037,875
Shares or
Principal
Amount Short-Term Investments 2.8% Value
State Street Institutional U.S.
Government Money Market
Fund
94,381,316 3.602%
c
94,381,316
Total Short-Term Investments
(cost $94,381,316) 94,381,316
Total Investments (cost
$2,306,545,173) 100.6% $3,429,381,805
Other Assets and Liabilities, Net
(0.6%) (21,773,847)
Total Net Assets 100.0% $3,407,607,958
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 23,626,215
Total lending $23,626,215
Gross amount payable upon return of
collateral for securities loaned $25,037,875
Net amounts due to counterparty $1,411,660
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 202,256,602 184,693,451 17,563,151 –
Consumer Discretionary 213,256,681 213,256,681 – –
Consumer Staples 149,043,550 149,043,550 – –
Energy 327,169,778 327,169,778 – –
Financials 598,229,879 598,229,879 – –
Health Care 420,349,169 420,349,169 – –
Industrials 465,833,566 465,833,566 – –
Information Technology 427,437,125 336,994,507 90,442,618 –
Materials 177,679,808 177,679,808 – –
Real Estate 110,968,229 110,968,229 – –
Utilities 217,738,227 217,738,227 – –
Short-Term Investments 94,381,316 94,381,316 – –
Subtotal Investments in Securities $3,404,343,930 $3,296,338,161 $108,005,769 $–
Other Investments  * Total
Collateral Held for Securities Loaned 25,037,875
Subtotal Other Investments $25,037,875
Total Investments at Value $3,429,381,805
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $– $110,485 $85,447 $25,038 25,038 0.7%
Total Collateral Held for Securities Loaned – 25,038 0.7
Total Value $– $25,038
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $ – $– $ – $21
Total Affiliated Income from Securities Loaned, Net $21
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 95.0% Value
Communications Services  1.8%
4,606 Reddit, Inc.
a
$ 620,198
1,644 Spotify Technology SA
a
797,192
Total 1,417,390
Consumer Discretionary  14.4%
6,478 DoorDash, Inc.
a
972,672
5,626 Hilton Worldwide Holdings, Inc. 1,710,754
12,389 O'Reilly Automotive, Inc.
a
1,143,629
5,414 Ross Stores, Inc. 1,172,835
11,640 SharkNinja, Inc.
a
1,232,676
7,905 Texas Roadhouse, Inc. 1,305,432
2,808 TopBuild Corporation
a
986,450
17,199 Viking Holdings, Ltd.
a
1,263,782
4,549 Wingstop, Inc. 704,959
9,906 Wynn Resorts, Ltd. 1,005,954
Total 11,499,143
Consumer Staples  3.2%
2,010 Casey's General Stores, Inc. 1,462,998
12,406 Turning Point Brands, Inc. 1,076,717
Total 2,539,715
Energy  2.6%
2,895 Cheniere Energy, Inc. 821,485
17,522 TechnipFMC plc 1,211,296
Total 2,032,781
Financials  6.6%
2,414 Ameriprise Financial, Inc. 1,072,782
12,944 Arch Capital Group, Ltd.
a
1,242,495
4,565 Intercontinental Exchange, Inc. 717,983
8,951 Nasdaq, Inc. 759,850
13,173 Robinhood Markets, Inc.
a
912,889
20,473 Toast, Inc.
a
542,739
Total 5,248,738
Health Care  13.5%
2,558 Alnylam Pharmaceuticals, Inc.
a
846,365
1,245 Argenx SE ADR
a
909,161
3,827 Cencora, Inc. 1,202,214
3,595 IDEXX Laboratories, Inc.
a
2,019,995
5,857 iRhythm Holdings, Inc.
a
691,243
6,664 Natera, Inc.
a
1,332,733
7,115 Repligen Corporation
a
838,289
4,629 STERIS plc 1,023,611
3,607 Veeva Systems, Inc.
a
633,606
4,842 West Pharmaceutical Services,
Inc. 1,213,599
Total 10,710,816
Industrials  25.6%
12,712 AAON, Inc.
b
1,051,918
9,036 Advanced Drainage Systems, Inc. 1,239,107
2,373 Axon Enterprise, Inc.
a
1,007,789
6,753 BWX Technologies, Inc. 1,380,921
4,855 Clean Harbors, Inc.
a
1,392,074
2,373 EMCOR Group, Inc. 1,752,010
34,728 Fastenal Company 1,611,379
8,534 Howmet Aerospace, Inc. 1,966,746
3,501 Lincoln Electric Holdings, Inc. 872,029
8,036 nVent Electric plc 950,498
5,023 Old Dominion Freight Line, Inc. 981,494
2,637 Quanta Services, Inc. 1,447,766
2,969 Rockwell Automation, Inc. 1,065,515
Shares Common Stock  95.0% Value
Industrials  25.6% - continued
4,058 Verisk Analytics, Inc. $ 770,005
7,076 Vertiv Holdings Company 1,773,104
9,472 Xylem, Inc. 1,131,904
Total 20,394,259
Information Technology  22.8%
10,226 Amphenol Corporation 1,292,055
10,779 Arista Networks, Inc.
a
1,323,446
3,260 Celestica, Inc.
a
918,277
6,411 Cloudflare, Inc.
a
1,322,846
13,464 Cognex Corporation 659,601
5,161 Coherent Corporation
a
1,229,402
5,992 Guidewire Software, Inc.
a
896,163
28,185 JFrog, Ltd.
a
1,322,722
14,348 Lattice Semiconductor
Corporation
a
1,330,920
4,268 MKS, Inc. 980,829
2,505 Monolithic Power Systems, Inc. 2,738,842
4,217 Palantir Technologies, Inc.
a
616,863
8,597 Rambus, Inc.
a
739,600
6,347 Snowflake, Inc.
a
957,255
2,569 Synopsys, Inc.
a
1,018,557
2,385 Tyler Technologies, Inc.
a
816,576
Total 18,163,954
Materials  1.4%
1,851 Martin Marietta Materials, Inc. 1,089,647
Total 1,089,647
Real Estate  1.5%
8,952 CBRE Group, Inc.
a
1,212,638
Total 1,212,638
Utilities  1.6%
8,431 Vistra Energy Corporation 1,267,432
Total 1,267,432
Total Common Stock
(cost $65,074,884) 75,576,513
Shares
Registered Investment
Companies   2.7% Value
U.S. Unaffiliated   2.7%
6,140 State Street SPDR S&P Biotech
ETF
b
784,262
4,923 State Street SPDR S&P Software &
Services ETF
b
700,494
1,743 VanEck Semiconductor ETF 668,266
Total 2,153,022
Total Registered Investment
Companies (cost $1,873,242) 2,153,022
Shares
Collateral Held for Securities
Loaned 2.0% Value
1,578,445 Thrivent Cash Management Trust 1,578,445
Total Collateral Held for
Securities Loaned
(cost $1,578,445) 1,578,445

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2.0% Value
State Street Institutional U.S.
Government Money Market
Fund
1,586,491 3.602%
c
$ 1,586,491
Total Short-Term Investments
(cost $1,586,491) 1,586,491
Total Investments (cost
$70,113,062) 101.7% $80,894,471
Other Assets and Liabilities, Net
(1.7%) (1,313,430)
Total Net Assets 100.0% $79,581,041
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 1,625,756
Total lending $1,625,756
Gross amount payable upon return of
collateral for securities loaned $1,578,445
Net amounts due from counterparty $(47,311)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,417,390 1,417,390 – –
Consumer Discretionary 11,499,143 11,499,143 – –
Consumer Staples 2,539,715 2,539,715 – –
Energy 2,032,781 2,032,781 – –
Financials 5,248,738 5,248,738 – –
Health Care 10,710,816 10,710,816 – –
Industrials 20,394,259 20,394,259 – –
Information Technology 18,163,954 18,163,954 – –
Materials 1,089,647 1,089,647 – –
Real Estate 1,212,638 1,212,638 – –
Utilities 1,267,432 1,267,432 – –
Registered Investment Companies
U.S. Unaffiliated 2,153,022 2,153,022 – –
Short-Term Investments 1,586,491 1,586,491 – –
Subtotal Investments in Securities $79,316,026 $79,316,026 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 1,578,445
Subtotal Other Investments $1,578,445
Total Investments at Value $80,894,471
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $795 $6,864 $6,081 $1,578 1,578 2.0%
Total Collateral Held for Securities Loaned 795 1,578 2.0
Total Value $795 $1,578
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.9% Value
Communications Services  1.0%
36,402 New York Times Company $ 3,047,939
6,423 Nexstar Media Group, Inc. 1,161,471
131,908 Pinterest, Inc.
a
2,419,193
33,113 Warner Music Group Corporation 845,706
Total 7,474,309
Consumer Discretionary  11.1%
10,332 Abercrombie & Fitch Company
a
944,035
59,219 Aramark 2,400,738
15,485 Autoliv, Inc. 1,628,403
5,865 AutoNation, Inc.
a
1,145,200
46,125 Bath & Body Works, Inc. 861,154
46,650 BorgWarner, Inc. 2,531,229
13,025 Boyd Gaming Corporation 1,070,394
14,653 Brunswick Corporation 1,066,152
14,010 Burlington Stores, Inc.
a
4,558,574
26,848 Capri Holdings, Ltd.
a
473,062
22,474 Cava Group, Inc.
a,b
1,818,147
53,740 Chewy, Inc.
a
1,450,980
4,657 Choice Hotels International, Inc.
b
481,999
14,925 Churchill Downs, Inc. 1,340,713
5,707 Columbia Sportswear Company 312,801
11,318 Crocs, Inc.
a
939,620
14,960 Dick's Sporting Goods, Inc. 2,966,418
9,015 Duolingo, Inc.
a
888,609
28,621 Dutch Bros, Inc.
a
1,449,940
12,427 Five Below, Inc.
a
2,839,321
24,278 Floor & Decor Holdings, Inc.
a
1,233,322
92,865 GameStop Corporation
a,b
2,139,610
51,116 Gap, Inc. 1,237,007
49,329 Gentex Corporation 1,077,839
64,494 Goodyear Tire & Rubber
Company
a
427,595
766 Graham Holdings Company 809,861
6,225 Grand Canyon Education, Inc.
a
1,058,437
28,560 H&R Block, Inc. 906,494
26,618 Harley-Davidson, Inc. 538,216
13,491 Hilton Grand Vacations, Inc.
a
527,768
9,313 Hyatt Hotels Corporation 1,339,116
14,234 KB Home 736,609
11,429 Lear Corporation 1,383,823
5,464 Lithia Motors, Inc. 1,364,470
59,905 Macy's, Inc. 1,083,681
70,026 Mattel, Inc.
a
1,017,478
3,807 Murphy USA, Inc. 1,880,544
13,819 Ollie's Bargain Outlet Holdings,
Inc.
a
1,271,901
4,155 Penske Automotive Group, Inc. 621,256
18,697 Planet Fitness, Inc.
a
1,390,683
12,039 Polaris, Inc. 656,125
10,320 PVH Corporation 719,923
3,469 RH
a
485,036
31,368 Service Corporation International/
US 2,588,174
47,294 Somnigroup International, Inc. 3,495,972
22,018 Taylor Morrison Home Corporation
a
1,282,328
14,903 Texas Roadhouse, Inc. 2,461,081
11,905 Thor Industries, Inc. 951,090
21,348 Toll Brothers, Inc. 2,913,362
6,289 TopBuild Corporation
a
2,209,326
14,493 Travel + Leisure Company 1,002,771
8,061 Vail Resorts, Inc.
b
1,034,388
28,685 Valvoline, Inc.
a
966,111
74,050 VF Corporation 1,258,110
6,148 Visteon Corporation 560,144
Shares Common Stock  99.9% Value
Consumer Discretionary  11.1% - continued
14,285 Whirlpool Corporation
b
$ 770,247
6,261 Wingstop, Inc. 970,267
17,022 Wyndham Hotels & Resorts, Inc. 1,382,697
17,531 YETI Holdings, Inc.
a
641,459
Total 79,561,810
Consumer Staples  4.6%
83,368 Albertsons Companies, Inc. 1,420,591
26,422 BellRing Brands, Inc.
a
425,130
29,481 BJ's Wholesale Club Holdings,
Inc.
a
2,901,520
1,733 Boston Beer Company, Inc.
a
399,283
8,351 Casey's General Stores, Inc. 6,078,359
36,010 Celsius Holdings, Inc.
a
1,277,635
12,745 Coca-Cola Consolidated, Inc. 2,443,726
83,274 Coty, Inc.
a
167,381
35,640 Darling Ingredients, Inc.
a
2,204,334
13,305 e.l.f. Beauty, Inc.
a
806,416
47,580 Flowers Foods, Inc. 387,777
14,194 Ingredion, Inc. 1,599,096
41,405 Maplebear, Inc.
a
1,551,031
4,572 Marzetti Company 632,445
35,396 Performance Food Group
Company
a
3,032,021
9,634 Pilgrim's Pride Corporation 363,780
9,508 Post Holdings, Inc.
a
939,961
21,938 Sprouts Farmers Markets, Inc.
a
1,692,078
49,690 US Foods Holding Corporation
a
4,581,915
Total 32,904,479
Energy  5.4%
74,612 Antero Midstream Corporation 1,701,154
66,037 Antero Resources Corporation
a
2,802,610
12,812 Chord Energy Corporation 1,821,610
32,077 CNX Resources Corporation
a
1,236,568
22,908 DT Midstream, Inc. 3,085,021
35,228 HF Sinclair Corporation 2,197,875
26,319 Matador Resources Company 1,662,835
30,231 Murphy Oil Corporation 1,247,029
81,202 NOV, Inc. 1,527,410
62,561 Ovintiv, Inc. 3,713,621
18,705 PBF Energy, Inc. 890,732
166,807 Permian Resources Corporation 3,556,325
53,383 Range Resources Corporation 2,411,844
91,141 TechnipFMC plc 6,300,577
14,506 Valaris, Ltd.
a
1,422,168
41,867 Viper Energy, Inc. 1,967,330
16,159 Weatherford International plc 1,528,318
Total 39,073,027
Financials  14.9%
6,338 Affiliated Managers Group, Inc. 1,753,725
63,250 Ally Financial, Inc. 2,481,297
15,597 American Financial Group, Inc. 1,991,893
161,858 Annaly Capital Management, Inc. 3,423,297
36,861 Associated Banc-Corp 953,225
23,378 Bank OZK 1,072,816
12,884 Brighthouse Financial, Inc.
a
771,494
58,466 Carlyle Group, Inc. 2,829,170
21,292 CNO Financial Group, Inc. 874,249
66,561 Columbia Banking System, Inc. 1,825,768
30,877 Commerce Bancshares, Inc. 1,519,148
57,520 Corebridge Financial, Inc. 1,372,427
14,240 Cullen/Frost Bankers, Inc. 1,952,019
30,999 East West Bancorp, Inc. 3,309,453

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.9% Value
Financials  14.9% - continued
63,830 Equitable Holdings, Inc. $ 2,368,731
21,507 Essent Group, Ltd. 1,256,869
8,810 Euronet Worldwide, Inc.
a
584,720
8,714 Evercore, Inc. 2,601,216
80,503 F.N.B. Corporation 1,346,010
16,650 Federated Hermes, Inc. 944,221
57,466 Fidelity National Financial, Inc. 2,665,273
22,959 First American Financial
Corporation 1,384,198
29,363 First Financial Bankshares, Inc. 864,740
109,274 First Horizon Corporation 2,487,076
8,721 FirstCash Holdings, Inc. 1,639,548
67,481 Flagstar Bank NA 888,725
28,991 Glacier Bancorp, Inc. 1,295,028
9,207 Hamilton Lane, Inc. 915,176
18,534 Hancock Whitney Corporation 1,178,577
7,976 Hanover Insurance Group, Inc. 1,382,640
41,218 Home BancShares, Inc. 1,110,001
12,246 Houlihan Lokey, Inc. 1,758,770
12,185 International Bancshares
Corporation 819,929
27,772 Janus Henderson Group plc 1,426,648
37,255 Jefferies Financial Group, Inc. 1,537,514
4,979 Kinsale Capital Group, Inc. 1,701,125
49,425 MGIC Investment Corporation 1,297,406
5,173 Morningstar, Inc. 874,496
78,136 Old National Bancorp 1,726,806
51,292 Old Republic International
Corporation 2,046,551
33,918 Pinnacle Financial Partners, Inc. 2,921,697
7,191 Primerica, Inc. 1,801,202
22,766 Prosperity Bancshares, Inc. 1,529,420
14,806 Reinsurance Group of America,
Inc. 3,022,793
9,798 RenaissanceRe Holdings, Ltd. 2,912,260
20,692 RLI Corporation 1,180,272
25,696 Ryan Specialty Holdings, Inc. 866,983
20,930 SEI Investments Company 1,642,377
13,537 Selective Insurance Group, Inc. 1,020,554
15,223 Shift4 Payments, Inc.
a,b
665,702
44,881 SLM Corporation 960,902
22,337 SouthState Bank Corporation 2,066,619
78,432 Starwood Property Trust, Inc. 1,350,599
34,358 Stifel Financial Corporation 2,539,743
9,953 Texas Capital Bancshares, Inc.
a
944,341
16,088 UMB Financial Corporation 1,814,566
31,442 United Bankshares, Inc. 1,302,328
34,347 Unum Group 2,508,361
107,853 Valley National Bancorp 1,324,435
21,179 Voya Financial, Inc. 1,446,949
36,328 Webster Financial Corporation 2,521,890
23,138 Western Alliance Bancorp 1,639,327
7,726 WEX, Inc.
a
1,182,387
15,090 Wintrust Financial Corporation 2,096,605
33,267 Zions Bancorp NA 1,916,845
Total 107,411,132
Health Care  8.9%
31,550 Arrowhead Research Corporation
a
1,978,185
153,672 Avantor, Inc.
a
1,204,788
43,285 BioMarin Pharmaceutical, Inc.
a
2,445,170
4,097 Bio-Rad Laboratories, Inc.
a
1,142,039
24,990 Bruker Corporation 902,639
3,191 Chemed Corporation 1,205,368
27,547 Cytokinetics, Inc.
a
1,815,623
Shares Common Stock  99.9% Value
Health Care  8.9% - continued
44,961 Dentsply Sirona, Inc. $ 521,548
30,149 Doximity, Inc.
a
702,472
111,947 Elanco Animal Health, Inc.
a
2,678,892
22,670 Encompass Health Corporation 2,192,869
12,995 Ensign Group, Inc. 2,618,492
36,922 Envista Holdings Corporation
a
936,711
58,514 Exelixis, Inc.
a
2,509,665
25,101 Globus Medical, Inc.
a
2,162,702
10,470 Haemonetics Corporation
a
590,089
26,495 Halozyme Therapeutics, Inc.
a
1,712,372
19,249 HealthEquity, Inc.
a
1,608,639
46,933 Hims & Hers Health, Inc.
a,b
974,329
34,449 Illumina, Inc.
a
4,246,184
13,691 Jazz Pharmaceuticals, Inc.
a
2,588,283
14,941 Lantheus Holdings, Inc.
a
1,133,275
12,303 LivaNova plc
a
781,979
10,287 Masimo Corporation
a
1,829,749
5,052 Medpace Holdings, Inc.
a
2,425,920
22,613 Neurocrine Biosciences, Inc.
a
2,979,037
35,764 Option Care Health, Inc.
a
962,767
8,839 Penumbra, Inc.
a,b
2,902,462
11,922 Repligen Corporation
a
1,404,650
101,589 Roivant Sciences, Ltd.
a
2,814,015
52,487 Sotera Health Company
a
752,663
19,801 Tenet Healthcare Corporation
a
3,736,647
9,701 United Therapeutics Corporation
a
5,752,499
Total 64,212,722
Industrials  25.6%
15,247 AAON, Inc. 1,261,689
6,864 Acuity, Inc. 1,923,430
16,146 Advanced Drainage Systems, Inc. 2,214,101
29,130 AECOM 2,470,807
7,167 AeroVironment, Inc.
a
1,311,919
13,539 AGCO Corporation 1,568,764
25,829 Alaska Air Group, Inc.
a
949,991
30,611 Allegheny Technologies, Inc.
a
4,452,676
148,771 American Airlines Group, Inc.
a
1,597,801
86,451 API Group Corporation
a
3,502,995
8,404 Applied Industrial Technologies,
Inc. 2,229,749
3,806 Avis Budget Group, Inc.
a,b
555,105
27,171 Booz Allen Hamilton Holding
Corporation 2,120,153
9,361 Brink's Company 970,080
20,599 BWX Technologies, Inc. 4,212,290
4,976 CACI International, Inc.
a
2,706,297
9,191 Carlisle Companies, Inc. 3,066,301
11,223 Carpenter Technology Corporation 4,423,545
10,128 Chart Industries, Inc.
a
2,093,964
11,316 Clean Harbors, Inc.
a
3,244,637
199,385 CNH Industrial NV 2,193,235
9,854 Concentrix Corporation 269,605
42,539 Core & Main, Inc.
a
2,101,427
11,030 Crane Company 1,886,130
8,307 Curtiss-Wright Corporation 5,658,064
25,986 Donaldson Company, Inc. 2,205,432
6,752 Dycom Industries, Inc.
a
2,287,713
8,303 EnerSys 1,442,397
12,858 ESAB Corporation 1,242,854
35,407 ExlService Holdings, Inc.
a
1,078,143
11,240 Exponent, Inc. 733,410
28,621 Flowserve Corporation 2,103,930
36,316 Fluor Corporation
a
1,694,141
27,068 Fortune Brands Innovations, Inc. 1,054,840

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.9% Value
Industrials  25.6% - continued
6,819 FTI Consulting, Inc.
a
$ 1,205,395
8,043 GATX Corporation 1,373,262
35,693 Genpact, Ltd. 1,329,564
37,355 Graco, Inc. 3,162,101
25,800 GXO Logistics, Inc.
a
1,337,730
17,094 Hexcel Corporation 1,383,417
19,376 ITT Corporation 3,691,709
28,612 KBR, Inc. 1,054,638
12,212 Kirby Corporation
a
1,622,731
36,576 Knight-Swift Transportation
Holdings, Inc. 2,106,046
41,595 Kratos Defense & Security
Solutions, Inc.
a
2,932,863
7,674 Landstar System, Inc. 1,230,219
12,398 Lincoln Electric Holdings, Inc. 3,088,094
13,820 MasTec, Inc.
a
4,446,447
12,290 Maximus, Inc. 787,789
10,441 Middleby Corporation
a
1,384,268
6,405 Moog, Inc. 1,874,359
8,212 MSA Safety, Inc. 1,346,357
10,310 MSC Industrial Direct Company,
Inc. 951,304
25,012 Mueller Industries, Inc. 2,771,330
33,453 Nextpower, Inc.
a
4,032,759
36,356 nVent Electric plc 4,300,188
14,252 Oshkosh Corporation 2,098,037
18,518 Owens Corning, Inc. 2,004,018
11,922 Parsons Corporation
a
645,815
9,832 Paylocity Holding Corporation
a
1,062,249
41,838 RB Global, Inc. 4,010,172
7,124 RBC Bearings, Inc.
a
3,869,187
14,960 Regal Rexnord Corporation 2,801,410
8,883 Ryder System, Inc. 1,818,439
6,003 Saia, Inc.
a
2,108,734
10,167 Science Applications International
Corporation 965,052
32,823 Sensata Technologies Holding plc 1,156,026
9,341 Simpson Manufacturing Company,
Inc. 1,603,102
11,228 SPX Technologies, Inc.
a
2,244,926
42,730 StandardAero, Inc.
a
1,103,716
6,921 Sterling Construction Company,
Inc.
a
2,818,716
25,617 Terex Corporation 1,513,965
58,762 Tetra Tech, Inc. 1,769,911
14,282 Timken Company 1,436,341
21,963 Toro Company 2,052,223
43,349 TransUnion 2,999,317
24,165 Trex Company, Inc.
a
880,089
13,126 UFP Industries, Inc. 1,209,167
17,407 UL Solutions, Inc. 1,491,954
4,439 Valmont Industries, Inc. 1,773,691
5,119 Vicor Corporation
a
824,159
7,869 Watsco, Inc. 2,862,664
6,180 Watts Water Technologies, Inc. 1,793,992
10,960 WESCO International, Inc. 2,998,875
13,432 Woodward, Inc. 4,807,581
26,394 XPO, Inc.
a
5,134,953
Total 184,098,666
Information Technology  12.3%
8,504 Advanced Energy Industries, Inc. 2,744,326
27,971 Allegro MicroSystems, Inc.
a
881,926
25,631 Amkor Technology, Inc. 1,154,164
5,483 Appfolio, Inc.
a
865,327
Shares Common Stock  99.9% Value
Information Technology  12.3% - continued
11,510 Arrow Electronics, Inc.
a
$ 1,650,649
18,444 Avnet, Inc. 1,136,519
8,855 Belden, Inc. 1,016,820
33,555 Bentley Systems, Inc.
b
1,178,452
19,844 BILL Holdings, Inc.
a
760,025
8,065 Blackbaud, Inc.
a
311,390
11,492 Cirrus Logic, Inc.
a
1,661,973
37,335 Cognex Corporation 1,829,042
9,908 CommVault Systems, Inc.
a
771,734
11,126 Crane NXT Company 451,604
45,123 DocuSign, Inc.
a
2,139,281
13,718 Dolby Laboratories, Inc. 823,903
39,299 Dropbox, Inc.
a
892,873
67,198 Dynatrace Holdings, LLC
a
2,484,982
34,247 Entegris, Inc. 4,015,118
70,671 Everpure, Inc.
a
4,172,416
8,072 Fabrinet
a
4,209,709
82,840 Flex, Ltd.
a
5,422,706
19,155 Guidewire Software, Inc.
a
2,864,822
5,787 InterDigital, Inc. 1,747,674
5,695 IPG Photonics Corporation
a
652,590
51,497 Kyndryl Holdings, Inc.
a
675,641
30,819 Lattice Semiconductor
Corporation
a
2,858,770
5,611 Littelfuse, Inc. 1,904,093
14,535 MACOM Technology Solutions
Holdings, Inc.
a
3,227,787
13,484 Manhattan Associates, Inc.
a
1,794,990
15,134 MKS, Inc. 3,477,945
8,060 Novanta, Inc.
a
951,967
60,923 Nutanix, Inc.
a
2,315,683
38,180 Okta, Inc.
a
3,005,148
11,187 Onto Innovation, Inc.
a
2,294,118
20,567 Pegasystems, Inc. 875,331
8,079 Qualys, Inc.
a
709,740
24,254 Rambus, Inc.
a
2,086,572
7,425 Silicon Laboratories, Inc.
a
1,545,514
4,977 SiTime Corporation
a
1,718,807
8,726 Synaptics, Inc.
a
611,169
16,894 TD SYNNEX Corporation 2,850,187
23,281 TTM Technologies, Inc.
a
2,268,035
34,160 Twilio, Inc.
a
4,298,011
96,480 UiPath, Inc.
a
1,070,928
9,962 Universal Display Corporation 913,117
31,904 Vontier Corporation 1,131,635
Total 88,425,213
Materials  5.9%
58,346 Alcoa Corporation 3,870,090
14,505 AptarGroup, Inc. 1,827,920
10,311 Ashland, Inc. 573,395
20,630 Avient Corporation 748,869
48,081 Axalta Coating Systems, Ltd.
a
1,331,844
11,766 Cabot Corporation 886,097
128,513 Cleveland-Cliffs, Inc.
a
1,085,935
24,988 Commercial Metals Company 1,535,013
25,255 Crown Holdings, Inc. 2,531,814
7,082 Eagle Materials, Inc. 1,341,685
66,495 Graphic Packaging Holding
Company 660,960
5,577 Greif, Inc. 374,049
150,978 Hecla Mining Company 2,812,720
12,767 Knife River Corporation
a
1,042,426
14,279 Louisiana-Pacific Corporation 1,038,797
30,348 MP Materials Corporation
a,b
1,464,595

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.9% Value
Materials  5.9% - continued
1,757 NewMarket Corporation $ 1,126,149
25,595 Olin Corporation 760,939
11,781 Reliance, Inc. 3,580,482
18,255 Royal Gold, Inc. 4,645,715
28,856 RPM International, Inc. 2,868,286
10,069 Scotts Miracle-Gro Company 612,296
19,760 Silgan Holdings, Inc. 766,688
35,767 Solstice Advanced Materials, Inc. 2,724,015
22,223 Sonoco Products Company 1,202,042
7,514 Westlake Corporation 877,785
Total 42,290,606
Real Estate  6.8%
27,000 Agree Realty Corporation 2,035,260
39,972 American Healthcare REIT, Inc. 1,885,079
73,453 American Homes 4 Rent 2,050,808
69,077 Brixmor Property Group, Inc. 1,989,418
50,335 CareTrust REIT, Inc. 1,844,778
25,453 COPT Defense Properties 778,862
37,848 Cousins Properties, Inc. 854,229
51,378 CubeSmart 1,883,004
11,996 EastGroup Properties, Inc. 2,220,340
17,155 EPR Properties 857,064
43,673 Equity Lifestyle Properties, Inc. 2,726,069
29,859 First Industrial Realty Trust, Inc. 1,727,343
63,764 Gaming and Leisure Properties,
Inc. 2,829,209
78,598 Healthcare Realty Trust, Inc. 1,335,380
53,364 Independence Realty Trust, Inc. 794,590
10,633 Jones Lang LaSalle, Inc.
a
3,235,835
24,564 Kilroy Realty Corporation 692,950
48,780 Kite Realty Group Trust 1,197,549
19,571 Lamar Advertising Company 2,478,863
15,948 National Storage Affiliates Trust 601,877
42,795 NNN REIT, Inc. 1,798,674
66,594 Omega Healthcare Investors, Inc. 2,918,149
45,038 Park Hotels & Resorts, Inc. 474,250
62,667 Rayonier, Inc. REIT 1,292,194
51,870 Rexford Industrial Realty, Inc. 1,697,705
56,810 Sabra Health Care REIT, Inc. 1,092,456
43,042 STAG Industrial, Inc. 1,552,094
36,085 Vornado Realty Trust 937,849
49,375 WP Carey, Inc. 3,355,525
Total 49,137,403
Utilities  3.4%
17,005 Black Hills Corporation 1,180,317
63,757 Essential Utilities, Inc. 2,567,494
12,177 IDACORP, Inc. 1,740,946
21,409 National Fuel Gas Company 2,011,590
22,721 New Jersey Resources
Corporation 1,247,837
13,844 Northwestern Energy Group, Inc. 912,873
46,294 OGE Energy Corporation 2,220,260
13,518 ONE Gas, Inc. 1,164,305
13,695 Ormat Technologies, Inc. 1,532,744
25,345 Portland General Electric
Company 1,337,456
14,475 Southwest Gas Holdings, Inc. 1,257,878
13,315 Spire, Inc. 1,205,540
10,294 Talen Energy Corporation
a
3,286,154
22,087 TXNM Energy, Inc. 1,291,206
Shares Common Stock  99.9% Value
Utilities  3.4% - continued
48,359 UGI Corporation $ 1,761,235
Total 24,717,835
Total Common Stock
(cost $502,210,206) 719,307,202
Shares
Collateral Held for Securities
Loaned 1.3% Value
9,256,275 Thrivent Cash Management Trust 9,256,275
Total Collateral Held for
Securities Loaned
(cost $9,256,275) 9,256,275
Shares or
Principal
Amount Short-Term Investments 0.1% Value
Federal Home Loan Bank Discount
Notes
600,000 3.595%, 5/27/2026
c,d
596,570
Total Short-Term Investments
(cost $596,645) 596,570
Total Investments (cost
$512,063,126) 101.3% $729,160,047
Other Assets and Liabilities, Net
(1.3%) (9,539,097)
Total Net Assets 100.0% $719,620,950
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 9,374,972
Total lending $9,374,972
Gross amount payable upon return of
collateral for securities loaned $9,256,275
Net amounts due from counterparty $(118,697)
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,474,309 7,474,309 – –
Consumer Discretionary 79,561,810 79,561,810 – –
Consumer Staples 32,904,479 32,904,479 – –
Energy 39,073,027 39,073,027 – –
Financials 107,411,132 107,411,132 – –
Health Care 64,212,722 64,212,722 – –
Industrials 184,098,666 184,098,666 – –
Information Technology 88,425,213 88,425,213 – –
Materials 42,290,606 42,290,606 – –
Real Estate 49,137,403 49,137,403 – –
Utilities 24,717,835 24,717,835 – –
Short-Term Investments 596,570 – 596,570 –
Subtotal Investments in Securities $719,903,772 $719,307,202 $596,570 $–
Other Investments  * Total
Collateral Held for Securities Loaned 9,256,275
Subtotal Other Investments $9,256,275
Total Investments at Value $729,160,047
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,167 3,167 – –
Total Asset Derivatives $3,167 $3,167 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $596,570 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 1 June 2026 $ 336,483 $ 3,167
Total Futures Long Contracts $ 336,483 $ 3,167
Total Futures Contracts $ 336,483 $3,167

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $7,307 $30,740 $28,791 $9,256 9,256 1.3%
Total Collateral Held for Securities Loaned 7,307 9,256 1.3
Total Value $7,307 $9,256
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 95.7% Value
Communications Services  1.3%
162,042 Reddit, Inc.
a
$ 21,818,955
Total 21,818,955
Consumer Discretionary  10.4%
5,307 AutoZone, Inc.
a
17,925,879
132,501 Garmin, Ltd. 30,741,557
3,595 NVR, Inc.
a
23,690,439
195,718 SharkNinja, Inc.
a
20,726,536
52,982 Ulta Beauty, Inc.
a
27,694,221
303,111 Viking Holdings, Ltd.
a
22,272,596
88,380 Williams-Sonoma, Inc. 16,114,325
225,339 Wynn Resorts, Ltd. 22,883,176
Total 182,048,729
Consumer Staples  2.5%
33,407 Casey's General Stores, Inc. 24,315,619
95,378 WD-40 Company 19,451,389
Total 43,767,008
Energy  4.9%
697,375 Devon Energy Corporation 35,091,910
247,856 Expand Energy Corporation 27,209,632
587,744 Halliburton Company 22,916,138
Total 85,217,680
Financials  14.1%
555,394 Ally Financial, Inc. 21,788,107
36,437 Ameriprise Financial, Inc. 16,192,603
419,849 Arch Capital Group, Ltd.
a
40,301,305
697,860 Fifth Third Bancorp 32,422,576
185,110 M&T Bank Corporation 38,265,939
253,819 Nasdaq, Inc. 21,546,695
242,807 Northern Trust Corporation 33,888,573
639,009 Old Republic International
Corporation 25,496,459
232,128 Robinhood Markets, Inc.
a
16,086,470
Total 245,988,727
Health Care  10.6%
329,446 Dexcom, Inc.
a
20,689,209
543,702 Exelixis, Inc.
a
23,319,379
219,874 Illumina, Inc.
a
27,101,669
38,133 Medpace Holdings, Inc.
a
18,311,085
26,241 Mettler-Toledo International, Inc.
a
33,095,149
114,287 Tenet Healthcare Corporation
a
21,567,100
32,724 United Therapeutics Corporation
a
19,404,678
117,183 Veeva Systems, Inc.
a
20,584,366
Total 184,072,635
Industrials  24.4%
146,532 Allegion plc 21,289,634
119,879 AMETEK, Inc. 25,697,263
148,521 C.H. Robinson Worldwide, Inc. 24,664,883
32,457 EMCOR Group, Inc. 23,963,328
688,963 Fastenal Company 31,967,883
175,243 Howmet Aerospace, Inc. 40,386,502
103,181 IDEX Corporation 19,557,959
124,629 Lincoln Electric Holdings, Inc. 31,042,591
142,794 Old Dominion Freight Line, Inc. 27,901,948
131,540 Oshkosh Corporation 19,364,003
55,235 Quanta Services, Inc. 30,325,120
85,674 Rockwell Automation, Inc. 30,746,685
314,916 Timken Company 31,671,102
307,871 UL Solutions, Inc. 26,387,623
Shares Common Stock  95.7% Value
Industrials  24.4% - continued
28,984 United Rentals, Inc. $ 21,116,583
106,747 Verisk Analytics, Inc. 20,255,243
Total 426,338,350
Information Technology  13.3%
228,448 Datadog, Inc.
a
26,968,286
33,158 Fabrinet
a
17,292,560
430,050 JFrog, Ltd.
a
20,182,247
26,528 Monolithic Power Systems, Inc. 29,004,389
5,019,388 Nokia Oyj ADR 40,355,880
159,528 Onto Innovation, Inc.
a
32,714,407
369,258 Trimble, Inc.
a
24,086,699
73,016 Western Digital Corporation 19,750,098
101,401 Zebra Technologies Corporation
a
21,200,921
Total 231,555,487
Materials  5.2%
107,183 Albemarle Corporation 19,242,564
469,211 Amcor plc 18,651,137
296,303 Steel Dynamics, Inc. 53,334,540
Total 91,228,241
Real Estate  4.7%
162,681 Extra Space Storage, Inc. 21,332,360
710,410 First Industrial Realty Trust, Inc. 41,097,218
108,766 SBA Communications Corporation 18,719,716
Total 81,149,294
Utilities  4.3%
346,221 Alliant Energy Corporation 24,844,819
594,461 CenterPoint Energy, Inc. 25,656,937
540,919 NiSource, Inc. 25,239,280
Total 75,741,036
Total Common Stock
(cost $1,291,803,190) 1,668,926,142
Shares or
Principal
Amount Short-Term Investments 4.3% Value
State Street Institutional U.S.
Government Money Market
Fund
75,577,884 3.602%
b
75,577,884
Total Short-Term Investments
(cost $75,577,884) 75,577,884
Total Investments (cost
$1,367,381,074) 100.0% $1,744,504,026
Other Assets and Liabilities, Net
<0.1% 450,897
Total Net Assets 100.0% $1,744,954,923
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 21,818,955 21,818,955 – –
Consumer Discretionary 182,048,729 182,048,729 – –
Consumer Staples 43,767,008 43,767,008 – –
Energy 85,217,680 85,217,680 – –
Financials 245,988,727 245,988,727 – –
Health Care 184,072,635 184,072,635 – –
Industrials 426,338,350 426,338,350 – –
Information Technology 231,555,487 231,555,487 – –
Materials 91,228,241 91,228,241 – –
Real Estate 81,149,294 81,149,294 – –
Utilities 75,741,036 75,741,036 – –
Short-Term Investments 75,577,884 75,577,884 – –
Subtotal Investments in Securities $1,744,504,026 $1,744,504,026 $– $–
Total Investments at Value $1,744,504,026
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $– $10,862 $10,862 $– – –
Total Collateral Held for Securities Loaned – – –
Total Value $– $10,862 $10,862 $–    –
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $ –

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.1% Value
Communications Services  2.1%
12,097 Imax Corporation
a
$ 459,807
8,021 Warner Brothers Discovery, Inc.
a
220,257
13,634 Warner Music Group Corporation 348,212
Total 1,028,276
Consumer Discretionary  8.1%
3,023 D.R. Horton, Inc. 414,816
9,640 Gildan Activewear, Inc.
b
536,466
37,686 Levi Strauss & Company 696,814
27,625 Six Flags Entertainment
Corporation
a
490,344
2,182 Tapestry, Inc. 307,902
10,795 Wyndham Hotels & Resorts, Inc. 876,878
14,630 Yum China Holding, Inc. 713,651
Total 4,036,871
Consumer Staples  5.7%
5,162 Estee Lauder Companies, Inc. 370,477
5,772 J & J Snack Foods Corporation 457,546
8,672 Mondelez International, Inc. 499,854
10,613 Sysco Corporation 757,025
13,303 Unilever plc ADR 757,872
Total 2,842,774
Energy  9.3%
19,136 Coterra Energy, Inc. 672,439
14,077 Devon Energy Corporation 708,354
3,909 Diamondback Energy, Inc. 773,161
21,037 Enterprise Products Partners, LP 796,040
6,274 Expand Energy Corporation 688,760
14,531 Halliburton Company 566,564
8,738 Noble Corporation plc 428,774
Total 4,634,092
Financials  14.7%
35,051 AGNC Investment Corporation 351,562
2,926 Allstate Corporation 606,677
2,226 Capital One Financial Corporation 406,089
10,314 Carlyle Group, Inc. 499,094
8,807 Charles Schwab Corporation 827,682
5,863 M&T Bank Corporation 1,211,999
6,309 Selective Insurance Group, Inc. 475,635
43,898 Simmons First National
Corporation 853,816
4,144 Texas Capital Bancshares, Inc.
a
393,183
19,221 U.S. Bancorp 999,684
3,177 Voya Financial, Inc. 217,053
3,451 Wintrust Financial Corporation 479,482
Total 7,321,956
Health Care  7.6%
901 Humana, Inc. 156,224
2,623 ICON plc
a
290,261
3,384 Johnson & Johnson 827,185
3,432 Labcorp Holdings, Inc. 915,692
3,219 STERIS plc 711,818
1,343 Thermo Fisher Scientific, Inc. 660,125
822 UnitedHealth Group, Inc. 222,425
Total 3,783,730
Industrials  18.2%
2,391 Acuity, Inc. 670,006
3,212 AGCO Corporation 372,174
16,753 CSX Corporation 687,711
Shares Common Stock  98.1% Value
Industrials  18.2% - continued
10,351 Delta Air Lines, Inc. $ 688,134
10,230 Flowserve Corporation 752,007
11,350 Fluor Corporation
a
529,478
8,944 Fortive Corporation 494,424
2,877 General Dynamics Corporation 987,444
10,942 Griffon Corporation 795,265
12,736 Hexcel Corporation 1,030,724
1,530 JB Hunt Transport Services, Inc. 324,207
7,425 Legence Corporation
a
419,216
7,787 MSC Industrial Direct Company,
Inc. 718,507
20,967 Werner Enterprises, Inc. 616,639
Total 9,085,936
Information Technology  9.5%
1,700 Coherent Corporation
a
404,957
4,011 CommVault Systems, Inc.
a
312,417
1,650 Jabil, Inc. 438,290
16,458 Knowles Corporation
a
422,641
5,015 MKS, Inc. 1,152,497
12,150 Ralliant Corporation 505,319
1,321 Synopsys, Inc.
a
523,750
2,934 TD SYNNEX Corporation 494,995
1,853 Western Digital Corporation 501,218
Total 4,756,084
Materials  7.1%
12,449 Celanese Corporation 818,771
2,514 CF Industries Holdings, Inc. 326,418
9,850 Crown Holdings, Inc. 987,462
4,078 Nucor Corporation 689,590
10,665 West Fraser Timber Company, Ltd. 696,318
Total 3,518,559
Real Estate  7.1%
2,972 AvalonBay Communities, Inc. 485,476
5,380 CBRE Group, Inc.
a
728,775
3,741 Crown Castle, Inc. 304,181
33,092 Healthcare Realty Trust, Inc. 562,233
46,942 Host Hotels & Resorts, Inc. 899,409
3,117 Simon Property Group, Inc. 581,414
Total 3,561,488
Utilities  8.7%
9,617 Alliant Energy Corporation 690,116
1,832 Constellation Energy Corporation 511,586
5,103 DTE Energy Company 746,161
5,165 Entergy Corporation 580,339
9,144 Evergy, Inc. 749,076
12,220 NiSource, Inc. 570,185
3,075 Vistra Energy Corporation 462,265
Total 4,309,728
Total Common Stock
(cost $39,631,273) 48,879,494
Shares
Collateral Held for Securities
Loaned 0.9% Value
462,000 Thrivent Cash Management Trust 462,000
Total Collateral Held for
Securities Loaned
(cost $462,000) 462,000

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock
$ 467,460
Total lending
$467,460
Gross amount payable upon return of
collateral for securities loaned
$462,000
Net amounts due from counterparty
$(5,460)
Definitions:
ADR
-
American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc
-
Public Limited Company
Shares or
Principal
Amount Short-Term Investments 1.9% Value
State Street Institutional U.S.
Government Money Market
Fund
918,807 3.602%
c
$ 918,807
Total Short-Term Investments
(cost $918,807) 918,807
Total Investments (cost
$41,012,080) 100.9% $50,260,301
Other Assets and Liabilities, Net
(0.9%) (439,314)
Total Net Assets 100.0% $49,820,987
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,028,276 1,028,276 – –
Consumer Discretionary 4,036,871 4,036,871 – –
Consumer Staples 2,842,774 2,842,774 – –
Energy 4,634,092 4,634,092 – –
Financials 7,321,956 7,321,956 – –
Health Care 3,783,730 3,783,730 – –
Industrials 9,085,936 9,085,936 – –
Information Technology 4,756,084 4,756,084 – –
Materials 3,518,559 3,518,559 – –
Real Estate 3,561,488 3,561,488 – –
Utilities 4,309,728 4,309,728 – –
Short-Term Investments 918,807 918,807 – –
Subtotal Investments in Securities $49,798,301 $49,798,301 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 462,000
Subtotal Other Investments $462,000
Total Investments at Value $50,260,301
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $898 $2,388 $2,824 $462 462 0.9%
Total Collateral Held for Securities Loaned 898 462 0.9
Total Value $898 $462
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $ – $– $ – $0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   41.7% Value
U.S. Affiliated   41.2%
14,464,577 Thrivent Core Emerging Markets
Debt Fund $ 124,829,298
6,469,325 Thrivent Core Emerging Markets
Equity Fund 80,413,706
40,896,563 Thrivent Global Stock Portfolio 652,561,912
23,704,014 Thrivent High Yield Portfolio 99,267,669
28,990,453 Thrivent Income Portfolio 257,397,532
26,547,956 Thrivent International Equity
Portfolio 329,797,296
5,288,922 Thrivent International Index
Portfolio 91,575,034
49,991,484 Thrivent Large Cap Value Portfolio 1,254,536,280
10,721,898 Thrivent Mid Cap Stock Portfolio 212,820,032
2,958,674 Thrivent Mid Cap Value ETF 46,402,660
14,405,207 Thrivent Short-Term Bond Portfolio 141,954,671
6,058,415 Thrivent Small Cap Stock Portfolio 113,568,020
708,730 Thrivent Small Cap Value ETF 19,819,422
Total 3,424,943,532
U.S. Unaffiliated   0.5%
16,162 Invesco QQQ Trust Series 1
a
9,328,383
48,218 iShares Biotechnology ETF 8,141,609
5,070 iShares Expanded Tech-Software
Sector ETF
b
405,854
32,097 State Street SPDR S&P 500 ETF
Trust 20,873,963
8,908 State Street SPDR S&P Biotech
ETF 1,137,819
4,821 State Street SPDR S&P Software &
Services ETF 685,980
1,703 VanEck Semiconductor ETF 652,930
Total 41,226,538
Total Registered Investment
Companies (cost $2,480,787,531) 3,466,170,070
Shares Common Stock 24.2% Value
Communications Services  2.8%
219,053 Alphabet, Inc., Class A 62,990,881
189,039 Alphabet, Inc., Class C 54,227,728
290,886 AT&T, Inc. 8,432,785
499 Cable One, Inc.
b
45,514
1,858 CarGurus, Inc.
b
63,265
12,589 Comcast Corporation 361,430
484 Fox Corporation, Class B 25,700
2,462 Iridium Communications, Inc. 68,296
57,577 Liberty Global, Ltd., Class A
b
696,106
915 Liberty Media Corporation-Liberty
Formula One
b
77,793
220 Madison Square Garden Sports
Corporation
b
70,708
104,150 Meta Platforms, Inc. 59,587,340
361,845 Netflix, Inc.
b
34,791,397
10,140 New York Times Company 849,022
51,526 News Corporation, Class A 1,284,543
700 Omnicom Group, Inc. 52,717
6,216 Reddit, Inc.
b
836,984
1,210 Roku, Inc.
b
114,490
1,595 Spotify Technology SA
b
773,431
777 Take-Two Interactive Software,
Inc.
b
153,458
8,378 T-Mobile US, Inc. 1,759,631
1,450 Trade Desk, Inc.
b
32,901
12,863 Universal Music Group NV 249,683
Shares Common Stock  24.2% Value
Communications Services  2.8% - continued
37,474 Walt Disney Company $ 3,611,744
15,420 Warner Brothers Discovery, Inc.
b
423,433
16,471 Warner Music Group Corporation 420,669
Total 232,001,649
Consumer Discretionary  2.7%
4,166 Adient plc
b
84,195
326,792 ADT, Inc. 2,147,023
1,985 Advance Auto Parts, Inc. 104,709
449,282 Amazon.com, Inc.
b
93,571,962
7,394 American Eagle Outfitters, Inc. 123,480
4,766 Aptiv plc
b
330,951
4,368 Aramark 177,079
133 AutoNation, Inc.
b
25,970
57 AutoZone, Inc.
b
192,533
491 Booking Holdings, Inc. 2,067,267
5,266 Boot Barn Holdings, Inc.
b
770,732
17,393 BorgWarner, Inc. 943,744
182 Bright Horizons Family Solutions,
Inc.
b
14,948
795 Brunswick Corporation 57,844
3,230 Buckle, Inc. 162,663
1,865 Build-A-Bear Workshop, Inc. 69,844
3,975 CarMax, Inc.
b
165,280
5,787 Carnival Corporation 149,768
79 Cavco Industries, Inc.
b
38,259
5,705 Chewy, Inc.
b
154,035
2,097 Chipotle Mexican Grill, Inc.
b
67,125
9,626 Churchill Downs, Inc. 864,704
307 Citi Trends, Inc.
b
13,299
3,029 D.R. Horton, Inc. 415,639
8,361 Dana, Inc. 281,348
1,998 Deckers Outdoor Corporation
b
199,980
271 Domino's Pizza, Inc. 97,232
6,598 DoorDash, Inc.
b
990,690
1,590 eBay, Inc. 144,722
1,652 Etsy, Inc.
b
82,567
1,711 Five Below, Inc.
b
390,929
25,941 Ford Motor Company 299,359
4,079 Fox Factory Holding Corporation
b
67,140
9,868 Frontdoor, Inc.
b
521,622
3,349 Gap, Inc. 81,046
7,110 Garmin, Ltd. 1,649,591
40,612 General Motors Company 3,025,594
7,968 Gentex Corporation 174,101
415 GigaCloud Technology, Inc.
b
18,833
12,484 Goodyear Tire & Rubber
Company
b
82,769
197 Graham Holdings Company 208,280
1,196 Grand Canyon Education, Inc.
b
203,356
9,332 Helen of Troy, Ltd.
b
134,567
41,306 Hilton Worldwide Holdings, Inc. 12,560,328
49,331 Home Depot, Inc. 16,224,473
3,078 Installed Building Products, Inc. 816,132
22,927 Laureate Education, Inc.
b
798,777
1,663 Lear Corporation 201,356
32,922 Life Time Group Holdings, Inc.
b
886,919
425 Lithia Motors, Inc. 106,131
2,972 Lowe's Companies, Inc. 702,224
523 Lululemon Athletica, Inc.
b
80,071
328 M/I Homes, Inc.
b
40,164
5,615 Macy's, Inc. 101,575
16,930 Mattel, Inc.
b
245,993
5,615 Mohawk Industries, Inc.
b
552,853
976 Murphy USA, Inc. 482,115

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.2% Value
Consumer Discretionary  2.7% - continued
70 NVR, Inc.
b
$ 461,288
8,231 Ollie's Bargain Outlet Holdings,
Inc.
b
757,581
59,018 O'Reilly Automotive, Inc.
b
5,447,952
3,721 Ralph Lauren Corporation 1,279,987
671 Red Rock Resorts, Inc. 35,805
39,299 Ross Stores, Inc. 8,513,342
1,595 Service Corporation International/
US 131,603
22,474 SharkNinja, Inc.
b
2,379,997
12,314 Sonos, Inc.
b
165,008
16,090 Sony Group Corporation ADR
a
333,063
1,168 Strategic Education, Inc. 96,897
15,002 Tapestry, Inc. 2,116,932
2,160 Taylor Morrison Home Corporation
b
125,798
118,721 Tesla, Inc.
b
44,134,532
13,759 Texas Roadhouse, Inc. 2,272,161
13,231 TJX Companies, Inc. 2,112,991
2,403 Toll Brothers, Inc. 327,937
2,826 TopBuild Corporation
b
992,774
959 Ulta Beauty, Inc.
b
501,279
22,242 Universal Technical Institute, Inc.
b
802,936
452 Urban Outfitters, Inc.
b
28,634
20,026 Viking Holdings, Ltd.
b
1,471,510
745 Visteon Corporation 67,877
927 Wayfair, Inc.
b
69,720
934 Williams-Sonoma, Inc. 170,296
4,847 Wingstop, Inc. 751,140
473 Winmark Corporation 202,231
5,752 Wyndham Hotels & Resorts, Inc. 467,235
17,821 Wynn Resorts, Ltd. 1,809,722
75 Yum! Brands, Inc. 11,661
Total 223,205,779
Consumer Staples  0.6%
2,947 BellRing Brands, Inc.
b
47,417
1,044 BJ's Wholesale Club Holdings,
Inc.
b
102,751
1,088 Campbell's Company
a
24,230
2,583 Casey's General Stores, Inc. 1,880,062
7,059 Central Garden & Pet Company,
Class A
b
228,853
14,175 Chefs' Warehouse, Inc.
b
842,704
1,785 Church & Dwight Company, Inc. 166,576
8,114 Coca-Cola Company 617,070
11,321 Colgate-Palmolive Company 964,889
22,895 Conagra Brands, Inc. 359,909
8,468 Costco Wholesale Corporation 8,437,769
7,326 Darling Ingredients, Inc.
b
453,113
543 Dollar General Corporation 64,470
398 Dollar Tree, Inc.
b
43,585
4,490 Edgewell Personal Care Company 95,817
165 Hershey Company 34,302
215 Ingles Markets, Inc. 19,326
1,278 Ingredion, Inc. 143,979
3,076 J.M. Smucker Company 296,649
1,839 John B. Sanfilippo & Son, Inc. 145,888
21,675 Keurig Dr Pepper, Inc. 570,703
1,300 Maplebear, Inc.
b
48,698
813 Marzetti Company 112,462
2,404 McCormick & Company, Inc. 121,258
1,767 Molson Coors Beverage Company 76,087
14,049 Monster Beverage Corporation
b
1,017,991
2,460 PepsiCo, Inc. 382,013
15,778 Philip Morris International, Inc. 2,608,735
Shares Common Stock  24.2% Value
Consumer Staples  0.6% - continued
1,163 Primo Brands Corporation $ 21,899
32,717 Procter & Gamble Company 4,725,643
23 Seaboard Corporation 130,042
3,493 Simply Good Foods Company
b
50,125
2,329 Smithfield Foods, Inc. 65,142
852 Sprouts Farmers Markets, Inc.
b
65,715
10,648 Sysco Corporation 759,522
25,856 Turning Point Brands, Inc. 2,244,042
3,995 Tyson Foods, Inc. 255,960
11,866 Unilever plc ADR 676,006
1,285 Universal Corporation 67,720
1,068 US Foods Holding Corporation
b
98,480
9,492 Vita Coco Company, Inc.
b
454,762
170,733 Walmart, Inc. 21,218,697
1,004 WD-40 Company 204,756
Total 50,945,817
Energy  0.7%
10,422 Amplify Energy Corporation
b
65,033
119,436 Antero Midstream Corporation 2,723,141
8,342 Antero Resources Corporation
b
354,035
3,960 Archrock, Inc. 137,808
443 Baker Hughes Company 27,045
329 California Resources Corporation 22,773
10,249 Cheniere Energy, Inc. 2,908,256
26,306 Chevron Corporation 5,442,711
3,120 Chord Energy Corporation 443,602
2,453 CNX Resources Corporation
b
94,563
87,340 ConocoPhillips 11,528,880
47,930 Devon Energy Corporation 2,411,838
41,775 DHT Holdings, Inc. 763,229
789 Diamondback Energy, Inc. 156,056
12,687 Dorian LPG, Ltd. 433,895
2,902 DT Midstream, Inc. 390,812
20,536 Enterprise Products Partners, LP 777,082
9,972 EOG Resources, Inc. 1,441,652
2,182 EQT Corporation 138,863
3,651 Expand Energy Corporation 400,807
57,594 Exxon Mobil Corporation 9,771,398
2,099 Gulfport Energy Corporation
b
444,085
26,235 Halliburton Company 1,022,903
1,079 Hess Midstream, LP 41,941
2,943 HF Sinclair Corporation 183,614
96,587 Kinder Morgan, Inc. 3,238,562
2,738 Kodiak Gas Services, Inc. 159,680
2,732 Marathon Petroleum Corporation 667,100
13,295 Matador Resources Company 839,978
2,449 NOV, Inc. 46,066
1,139 Occidental Petroleum Corporation 74,035
581 Oceaneering International, Inc.
b
20,608
3,113 ONEOK, Inc. 281,384
6,912 Ovintiv, Inc. 410,296
75,076 Patterson-UTI Energy, Inc. 813,073
31,365 Permian Resources Corporation 668,702
2,171 Phillips 66 395,513
5,946 Range Resources Corporation 268,640
1,343 Scorpio Tankers, Inc. 100,268
6,879 SM Energy Company 214,487
3,808 Talos Energy, Inc.
b
60,014
201 Targa Resources Corporation 50,397
26,595 TechnipFMC plc 1,838,512
530 Teekay Tankers, Ltd. 38,860
227,460 Transocean, Ltd.
b
1,508,060
435 Valero Energy Corporation 107,480
2,042 Viper Energy, Inc. 95,954

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.2% Value
Energy  0.7% - continued
44,474 Williams Companies, Inc. $ 3,236,818
Total 57,260,509
Financials  2.9%
971 ACNB Corporation 46,482
6,111 Affiliated Managers Group, Inc. 1,690,914
1,766 Affirm Holdings, Inc.
b
80,918
8,335 Allstate Corporation 1,728,179
24,217 Ally Financial, Inc. 950,033
13,086 Amalgamated Financial
Corporation 508,653
41,087 American Express Company 12,427,996
1,606 American Financial Group, Inc. 205,102
5,389 American International Group, Inc. 405,522
10,123 Ameriprise Financial, Inc. 4,498,661
696 Ameris Bancorp 54,281
3,116 Aon plc 1,005,782
18,817 Arch Capital Group, Ltd.
b
1,806,244
2,359 Arrow Financial Corporation 79,192
4,368 Artisan Partners Asset
Management, Inc. 158,952
39,933 Associated Banc-Corp 1,032,667
1,657 Assurant, Inc. 360,911
8,166 Assured Guaranty, Ltd. 665,366
4,121 Atlantic Union Bankshares
Corporation 147,285
2,346 Axis Capital Holdings, Ltd. 237,908
56,592 Banc of California, Inc. 994,887
91,337 Bank of America Corporation 4,452,679
2,845 Bank of Marin Bancorp 72,917
15,504 Bank of New York Mellon
Corporation 1,839,240
1,272 Bank OZK 58,372
153 BankUnited, Inc. 6,910
1,639 Bankwell Financial Group, Inc. 79,524
594 Banner Corporation 36,044
2,189 Bar Harbor Bankshares 71,033
3,949 Beacon Financial Corporation 118,470
31,119 Berkshire Hathaway, Inc.
b
14,912,225
4,276 BGC Group, Inc. 41,819
4,980 BlackRock, Inc. 4,789,316
582 Block, Inc.
b
35,025
8,710 Blue Owl Capital, Inc. 79,522
564 Bread Financial Holdings, Inc. 42,238
5,702 Bridgewater Bancshares, Inc.
b
100,925
704 Burke & Herbert Financial Services
Corporation 43,852
16,414 Byline Bancorp, Inc. 518,190
567 C&F Financial Corporation 41,357
285 Camden National Corporation 13,523
4,857 Capital One Financial Corporation 886,063
14,472 Capitol Federal Financial, Inc. 103,185
1,474 Carlyle Group, Inc. 71,327
223 Cathay General Bancorp 11,119
7,484 Central Pacific Financial
Corporation 239,189
59,423 Charles Schwab Corporation 5,584,574
2,454 ChoiceOne Financial Services, Inc. 69,006
5,880 Chubb, Ltd. 1,916,468
52 Cincinnati Financial Corporation 8,182
15,165 Citigroup, Inc. 1,719,863
1,222 Citizens Financial Group, Inc. 73,283
408 Citizens Financial Services, Inc. 24,949
3,460 Civista Bancshares, Inc. 78,853
161 CNA Financial Corporation 7,393
Shares Common Stock  24.2% Value
Financials  2.9% - continued
2,304 CNB Financial Corporation $ 66,724
8,212 CNO Financial Group, Inc. 337,185
188 Coinbase Global, Inc.
b
32,827
12,359 Columbia Banking System, Inc. 339,007
1,766 Commerce Bancshares, Inc. 86,887
72 Community Financial System, Inc. 4,223
10,752 Community Trust Bancorp, Inc. 652,861
3,231 Community West Bancshares 75,282
11,291 ConnectOne Bancorp, Inc. 302,260
73 Corpay, Inc.
b
21,242
990 Cullen/Frost Bankers, Inc. 135,709
14,229 Customers Bancorp, Inc.
b
987,635
2,792 Donnelley Financial Solutions, Inc.
b
131,615
3,020 East West Bancorp, Inc. 322,415
1,678 Eastern Bankshares, Inc. 32,822
4,121 Enova International, Inc.
b
559,755
1,019 Enterprise Financial Services
Corporation 55,138
5,131 Essent Group, Ltd. 299,856
910 Euronet Worldwide, Inc.
b
60,397
1,158 Evercore, Inc. 345,675
208 Everest Group, Ltd. 67,985
1,344 F&G Annuities & Life, Inc. 34,030
10,301 F.N.B. Corporation 172,233
1,313 FactSet Research Systems, Inc. 284,908
646 Farmers National Banc
Corporation 8,501
843 Federal Agricultural Mortgage
Corporation 125,059
5,149 Federated Hermes, Inc. 292,000
3,007 Fidelity National Information
Services, Inc. 141,058
11,123 Fifth Third Bancorp 516,775
7,674 Financial Institutions, Inc. 243,343
4,531 First American Financial
Corporation 273,174
49,315 First Bancorp/Puerto Rico 1,053,368
5,017 First Bank/Hamilton, NJ 80,272
21 First Citizens BancShares, Inc./NC 39,578
829 First Financial Bankshares, Inc. 24,414
3,657 First Financial Corporation 231,122
336 First Hawaiian, Inc. 8,279
9,522 First Horizon Corporation 216,721
3,227 First Merchants Corporation 124,982
4,053 First Mid-Illinois Bancshares, Inc. 166,943
2,317 FirstCash Holdings, Inc. 435,596
1,691 Flagstar Bank NA 22,270
3,421 Flushing Financial Corporation 52,547
1,395 Flywire Corporation
b
16,238
5,993 Franklin Resources, Inc. 141,555
8,160 Fulton Financial Corporation 165,974
147,739 Genworth Financial, Inc.
b
1,199,641
1,262 Glacier Bancorp, Inc. 56,374
885 Global Life, Inc. 123,165
694 Global Payments, Inc. 46,706
8,559 Great Southern Bancorp, Inc. 540,330
2,406 Hamilton Lane, Inc. 239,156
885 Hancock Whitney Corporation 56,277
15,705 Hanmi Financial Corporation 413,984
524 Hanover Insurance Group, Inc. 90,835
6,520 Hartford Insurance Group, Inc. 881,700
1,426 HBT Financial, Inc. 38,103
2,456 Hilltop Holdings, Inc. 87,974
1,900 Home BancShares, Inc. 51,167
8,280 Hometrust Bancshares, Inc. 353,142

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.2% Value
Financials  2.9% - continued
5,834 Horizon Bancorp, Inc. $ 96,669
4,947 Houlihan Lokey, Inc. 710,488
7,524 Huntington Bancshares, Inc./OH 117,751
141 Independent Bank Corporation/MA 10,605
6,494 Independent Bank Corporation/MI 216,250
579 Interactive Brokers Group, Inc. 38,834
61,570 Intercontinental Exchange, Inc. 9,683,730
29,653 Invesco, Ltd. 720,271
16 Jack Henry & Associates, Inc. 2,529
3,589 Jackson Financial, Inc. 379,429
3,167 Jefferies Financial Group, Inc. 130,702
91,924 JPMorgan Chase & Company 27,040,364
12,008 Kearny Financial Corporation/MD 90,660
9,296 Kemper Corporation 284,086
1,887 KeyCorp 37,834
2,377 Lazard, Inc. 100,975
3,548 LendingClub Corporation
b
50,807
3,270 Lincoln National Corporation 116,085
318 Loews Corporation 33,943
2,527 M&T Bank Corporation 522,381
62 Markel Group, Inc.
b
118,672
1,045 MarketAxess Holdings, Inc. 172,404
35,380 Marsh & McLennan Companies,
Inc. 6,136,661
18,123 Mastercard, Inc. 9,055,338
1,951 Mercantile Bank Corporation 98,526
441 Mercury General Corporation 38,874
395 Meridian Corporation 7,489
7,177 MetLife, Inc. 507,557
72,295 MGIC Investment Corporation 1,897,744
7,761 Moody's Corporation 3,385,736
109,742 Morgan Stanley 18,060,241
7,128 Morningstar, Inc. 1,204,988
51,057 Nasdaq, Inc. 4,334,229
6,318 NBT Bancorp, Inc. 269,020
16,091 NMI Holdings, Inc.
b
603,573
3,283 Northeast Community Bancorp,
Inc. 78,135
4,561 Northern Trust Corporation 636,579
6,590 Northfield Bancorp, Inc. 89,229
4,371 Northpointe Bancshares, Inc. 75,443
2,879 Northrim BanCorp, Inc. 65,872
20,083 Northwest Bancshares, Inc. 254,853
9,325 OFG Bancorp 377,290
42,389 Old National Bancorp 936,797
31,887 Old Republic International
Corporation 1,272,291
26,085 Old Second Bancorp, Inc. 525,874
4,122 OneMain Holdings, Inc. 220,486
2,724 Orange County Bancorp, Inc. 87,114
12,451 Orrstown Financial Services, Inc. 449,232
1,266 Palomar Holdings, Inc.
b
151,287
2,429 Parke Bancorp, Inc. 68,984
1,276 Paymentus Holdings, Inc.
b
32,410
3,557 PCB Bancorp 79,997
510 PennyMac Financial Services, Inc. 44,574
1,057 Peoples Financial Services
Corporation 56,370
3,352 Pinnacle Financial Partners, Inc. 288,741
1,516 Piper Sandler Companies 116,050
930 PNC Financial Services Group,
Inc. 193,524
9,620 Popular, Inc. 1,290,715
1,426 Principal Financial Group, Inc. 128,497
11,521 Progressive Corporation 2,283,923
Shares Common Stock  24.2% Value
Financials  2.9% - continued
1,364 Prosperity Bancshares, Inc. $ 91,634
2,671 Provident Financial Services, Inc. 56,518
2,258 Prudential Financial, Inc. 220,584
8,856 Radian Group, Inc. 292,956
992 Raymond James Financial, Inc. 143,632
2,804 Regions Financial Corporation 73,240
9,515 Reinsurance Group of America,
Inc. 1,942,582
1,307 RenaissanceRe Holdings, Ltd. 388,480
496 Renasant Corporation 17,920
1,951 RLI Corporation 111,285
114,979 Robinhood Markets, Inc.
b
7,968,045
1,739 Rocket Companies, Inc.
b
24,781
813 S&P Global, Inc. 345,801
57,340 SEI Investments Company 4,499,470
691 Selective Insurance Group, Inc. 52,095
331 ServisFirst Bancshares, Inc. 24,107
5,417 Shore Bancshares, Inc. 101,190
7,520 Simmons First National
Corporation 146,264
2,082 South Plains Financial, Inc. 87,236
646 Southern Missouri Bancorp, Inc. 41,305
15,122 SouthState Bank Corporation 1,399,087
1,767 Starwood Property Trust, Inc. 30,428
2,336 State Street Corporation 295,644
2,590 StepStone Group, Inc. 123,595
15,902 Stifel Financial Corporation 1,175,476
11,980 Stock Yards Bancorp, Inc. 794,154
400 StoneX Group, Inc.
b
32,260
333 Texas Capital Bancshares, Inc.
b
31,595
2,659 Third Coast Bancshares, Inc.
b
100,590
19,993 Toast, Inc.
b
530,014
1,288 Tompkins Financial Corporation 101,546
3,886 Towne Bank/Portsmouth, VA 130,842
1,908 TPG RE Finance Trust, Inc. 14,901
1,744 TPG, Inc. 70,649
5,183 Tradeweb Markets, Inc. 609,832
22,440 Triumph Financial, Inc.
b
1,338,770
4,001 U.S. Bancorp 208,092
2,580 UMB Financial Corporation 290,998
1,701 United Bankshares, Inc. 70,455
5,087 United Community Banks, Inc. 160,190
1,996 Unity Bancorp, Inc. 103,453
1,239 Univest Financial Corporation 42,448
6,940 Unum Group 506,828
13,389 Valley National Bancorp 164,417
2,822 Virtu Financial, Inc. 124,112
92,116 Visa, Inc. 27,841,140
25 Webster Financial Corporation 1,736
48,259 Wells Fargo & Company 3,841,899
23,074 WesBanco, Inc. 795,822
3,639 Western Alliance Bancorp 257,823
15,297 Western Union Company
a
133,543
230 Willis Towers Watson plc 66,861
2,073 Wintrust Financial Corporation 288,023
7,472 WisdomTree, Inc. 108,792
302 WSFS Financial Corporation 19,769
22,576 Zions Bancorp NA 1,300,829
Total 237,015,014
Health Care  2.1%
2,584 4D Molecular Therapeutics, Inc.
b
24,057
3,588 AbbVie, Inc. 780,354
4,725 Adaptive Biotechnologies
Corporation
b
65,583

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.2% Value
Health Care  2.1% - continued
48,868 Agilent Technologies, Inc. $ 5,569,975
1,183 Agios Pharmaceuticals, Inc.
b
40,021
2,281 Align Technology, Inc.
b
391,032
2,503 Alnylam Pharmaceuticals, Inc.
b
828,168
33,287 Amgen, Inc. 11,712,031
1,610 Anika Therapeutics, Inc.
b
23,345
3,710 Arcus Biosciences, Inc.
b
80,136
1,212 Argenx SE ADR
b
885,063
764 Artivion, Inc.
b
27,978
547 Avanos Medical, Inc.
b
7,663
44,036 Avantor, Inc.
b
345,242
2,063 Azenta, Inc.
b
43,591
563 Biogen, Inc.
b
103,215
4,619 BioMarin Pharmaceutical, Inc.
b
260,927
8,109 Bio-Techne Corporation 423,776
83,223 Boston Scientific Corporation
b
5,222,243
6,227 BridgeBio Pharma, Inc.
b
462,417
23,383 BrightSpring Health Services, Inc.
b
996,350
4,411 Bristol-Myers Squibb Company 267,527
486 Bruker Corporation 17,554
733 Cardinal Health, Inc. 154,890
4,741 Cencora, Inc. 1,489,338
83,239 Centene Corporation
b
2,725,245
2,311 Charles River Laboratories
International, Inc.
b
398,647
2,615 Cigna Group 697,551
6,179 Concentra Group Holdings Parent,
Inc. 132,540
6,684 Cooper Companies, Inc.
b
477,906
79,902 Danaher Corporation 15,149,419
5,558 Denali Therapeutics, Inc.
b
106,714
8,603 Dentsply Sirona, Inc. 99,795
20,314 Dexcom, Inc.
b
1,275,719
3,693 Edwards Lifesciences
Corporation
b
295,735
15,635 Elanco Animal Health, Inc.
b
374,146
1,831 Elevance Health, Inc. 536,025
39,318 Eli Lilly & Company 36,163,517
4,777 Enanta Pharmaceuticals, Inc.
b
60,334
11,444 Encompass Health Corporation 1,106,978
6,291 Enovis Corporation
b
143,120
1,389 Envista Holdings Corporation
b
35,239
5,724 Exelixis, Inc.
b
245,502
7,568 Fate Therapeutics, Inc.
b
9,082
9,960 Fortrea Holdings, Inc.
b
93,823
1,507 GE HealthCare Technologies, Inc. 107,268
5,243 GeneDx Holdings Corporation
b
336,705
21,178 Gilead Sciences, Inc. 2,951,578
2,422 Globus Medical, Inc.
b
208,680
6,679 Guardant Health, Inc.
b
616,939
2,885 Henry Schein, Inc.
b
212,624
174 Humana, Inc. 30,170
2,391 ICON plc
b
264,588
6,083 ICU Medical, Inc.
b
785,619
6,836 IDEXX Laboratories, Inc.
b
3,841,080
4,996 Illumina, Inc.
b
615,807
1,923 Insmed, Inc.
b
314,449
5,132 Insulet Corporation
b
1,076,899
43,544 Intuitive Surgical, Inc.
b
20,073,349
1,703 Ionis Pharmaceuticals, Inc.
b
127,878
1,220 IQVIA Holding, Inc.
b
208,059
8,713 iRhythm Holdings, Inc.
b
1,028,308
1,130 Jazz Pharmaceuticals, Inc.
b
213,627
18,663 Johnson & Johnson 4,561,984
3,082 Labcorp Holdings, Inc. 822,308
Shares Common Stock  24.2% Value
Health Care  2.1% - continued
13,783 LivaNova plc
b
$ 876,047
2,763 Masimo Corporation
b
491,455
5,662 Medpace Holdings, Inc.
b
2,718,836
96,555 Medtronic plc 8,366,491
9,832 Merck & Company, Inc. 1,182,691
564 Merit Medical Systems, Inc.
b
38,877
455 Mettler-Toledo International, Inc.
b
573,846
6,032 Mirum Pharmaceuticals, Inc.
b
557,236
2,957 Moderna, Inc.
b
150,216
3,107 Myriad Genetics, Inc.
b
13,981
6,478 Natera, Inc.
b
1,295,535
12,098 Neogen Corporation
b
112,390
10,496 Neurocrine Biosciences, Inc.
b
1,382,743
679 Option Care Health, Inc.
b
18,279
1,835 Penumbra, Inc.
b
602,559
19,776 Pfizer, Inc. 555,310
1,129 Prestige Consumer Healthcare,
Inc.
b
66,916
2,131 QIAGEN NV 85,325
189 Quest Diagnostics, Inc. 37,040
10,049 RadNet, Inc.
b
561,639
294 REGENXBIO, Inc.
b
2,464
11,393 Repligen Corporation
b
1,342,323
185 ResMed, Inc. 41,529
1,276 Revolution Medicines, Inc.
b
124,091
1,758 Revvity, Inc. 154,018
35,544 Royalty Pharma plc 1,705,046
2,003 Sotera Health Company
b
28,723
23,373 STERIS plc 5,168,471
13,179 Stryker Corporation 4,330,488
3,971 Tenet Healthcare Corporation
b
749,367
19,787 Twist Bioscience Corporation
b
940,278
5,256 UFP Technologies, Inc.
b
1,017,562
4,480 Ultragenyx Pharmaceutical, Inc.
b
93,856
618 United Therapeutics Corporation
b
366,462
1,446 UnitedHealth Group, Inc. 391,273
234 Universal Health Services, Inc. 41,879
7,726 Varex Imaging Corporation
b
81,973
2,003 Vaxcyte, Inc.
b
116,394
7,560 Veeva Systems, Inc.
b
1,327,990
15,526 Vericel Corporation
b
499,471
10,638 Vertex Pharmaceuticals, Inc.
b
4,750,293
43,901 Viatris, Inc. 593,103
6,532 Vir Biotechnology, Inc.
b
58,527
76 Waters Corporation
b
22,633
46,139 Waystar Holding Corporation
b
1,112,411
6,820 West Pharmaceutical Services,
Inc. 1,709,365
3,799 Xencor, Inc.
b
45,816
1,557 Xenon Pharmaceuticals, Inc.
b
90,540
5,851 Zimmer Biomet Holdings, Inc. 529,047
19,888 Zoetis, Inc. 2,350,960
Total 178,221,197
Industrials  2.8%
9,287 3M Company 1,348,751
12,407 AAON, Inc. 1,026,679
2,887 Acuity, Inc. 808,995
13,173 Advanced Drainage Systems, Inc. 1,806,414
1,551 AECOM 131,556
393 AGCO Corporation 45,537
102,351 Alight, Inc. 59,640
3,238 Allegheny Technologies, Inc.
b
471,000
1,983 Allegion plc 288,110
1,146 Allison Transmission Holdings, Inc. 134,151

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.2% Value
Industrials  2.8% - continued
9,385 Amentum Holdings, Inc.
b
$ 244,761
2,019 American Superconductor
Corporation
b
68,343
29,087 AMETEK, Inc. 6,235,089
4,205 API Group Corporation
b
170,387
5,165 Applied Industrial Technologies,
Inc. 1,370,378
1,356 Arcosa, Inc. 143,926
3,932 Armstrong World Industries, Inc. 647,994
8,406 Atmus Filtration Technologies, Inc. 477,209
32,201 Automatic Data Processing, Inc. 6,542,599
2,331 Axon Enterprise, Inc.
b
989,952
443 AZZ, Inc. 55,433
2,256 Badger Infrastructure Solutions,
Ltd. 100,613
3,902 Barrett Business Services, Inc. 113,860
197 Bloom Energy Corporation
b
26,692
2,061 Brady Corporation 167,436
2,175 BrightView Holdings, Inc.
b
25,643
148 Brink's Company 15,337
208 Broadridge Financial Solutions,
Inc. 33,796
15,429 BWX Technologies, Inc. 3,155,076
1,564 C.H. Robinson Worldwide, Inc. 259,734
221 CACI International, Inc.
b
120,195
7,185 Casella Waste Systems, Inc.
b
570,058
30,072 Caterpillar, Inc. 21,304,809
10,768 CECO Environmental Corporation
b
641,557
10,937 Cintas Corporation 1,849,884
8,818 Clean Harbors, Inc.
b
2,528,385
45,277 CNH Industrial NV 498,047
3,266 Concentrix Corporation 89,358
6,276 Construction Partners, Inc.
b
697,389
32,800 Copart, Inc.
b
1,088,960
4,159 CRA International, Inc. 673,259
637 Crane Company 108,927
2,807 CSW Industrials, Inc. 731,448
17,823 CSX Corporation 731,634
770 Cummins, Inc. 414,275
3,161 Curtiss-Wright Corporation 2,153,020
14,120 Delta Air Lines, Inc. 938,698
6,397 DNOW, Inc.
b
76,188
3,951 Donaldson Company, Inc. 335,321
184 Dycom Industries, Inc.
b
62,343
31,429 Eaton Corporation plc 11,241,210
13,934 EMCOR Group, Inc. 10,287,612
14,155 Enerpac Tool Group Corporation 516,233
2,016 EnerSys 350,220
3,928 EnPro, Inc. 984,553
260 Equifax, Inc. 46,818
198 ESCO Technologies, Inc. 55,711
4,134 ExlService Holdings, Inc.
b
125,880
372,689 Fastenal Company 17,292,770
5,634 Federal Signal Corporation 609,261
8,318 Ferguson Enterprises, Inc. 1,940,257
16,280 Flowserve Corporation 1,196,743
24,653 Fluor Corporation
b
1,150,062
910 Fortive Corporation 50,305
3,988 Fortune Brands Innovations, Inc. 155,412
2,288 FTAI Aviation, Ltd. 560,560
2,177 Gates Industrial Corporation plc
b
49,222
107 GATX Corporation 18,269
9,303 GE Vernova, Inc. 8,120,589
4,077 General Dynamics Corporation 1,399,308
82,358 General Electric Company 23,370,730
Shares Common Stock  24.2% Value
Industrials  2.8% - continued
2,993 Genpact, Ltd. $ 111,489
18,663 Graco, Inc. 1,579,823
3,741 HEICO Corporation 789,688
2,057 Helios Technologies, Inc. 133,108
8,749 Hexcel Corporation 708,057
1,473 HNI Corporation 49,184
3,425 Honeywell International, Inc. 774,153
10,130 Howmet Aerospace, Inc. 2,334,560
84 Hubbell, Inc. 41,222
3,110 Hudson Technologies, Inc.
b
18,287
314 Huntington Ingalls Industries, Inc. 119,289
1,502 ICF International, Inc. 98,066
1,899 IDEX Corporation 359,955
287 IES Holdings, Inc.
b
136,747
1,537 Ingersoll Rand, Inc. 123,144
455 Insteel Industries, Inc. 15,293
2,663 ITT Corporation 507,381
3,246 Jacobs Solutions, Inc. 413,151
3,107 JB Hunt Transport Services, Inc. 658,373
532 Kennametal, Inc. 19,221
2,022 Kirby Corporation
b
268,683
359 Knight-Swift Transportation
Holdings, Inc. 20,671
2,202 Korn Ferry 138,616
2,707 L3Harris Technologies, Inc. 934,321
436 Leidos Holdings, Inc. 67,807
9,517 Limbach Holdings, Inc.
b
742,802
5,792 Lincoln Electric Holdings, Inc. 1,442,671
3,008 Lyft, Inc.
b
40,006
3,719 Masco Corporation 224,516
379 MasTec, Inc.
b
121,939
798 Maximus, Inc. 51,152
2,432 McGrath RentCorp 268,201
11,058 Mercury Systems, Inc.
b
806,239
2,998 Middleby Corporation
b
397,475
12,584 MillerKnoll, Inc. 181,965
4,965 Modine Manufacturing Company
b
1,075,965
4,671 Moog, Inc. 1,366,921
3,842 Mueller Industries, Inc. 425,694
26,162 Mueller Water Products, Inc. 719,193
242 MYR Group, Inc.
b
68,321
3,494 Nextpower, Inc.
b
421,202
131 Nordson Corporation 34,854
51,240 NPK International, Inc.
b
742,468
11,416 nVent Electric plc 1,350,285
6,401 Old Dominion Freight Line, Inc. 1,250,755
1,392 Oshkosh Corporation 204,916
12,618 Otis Worldwide Corporation 972,595
1,150 Owens Corning, Inc. 124,453
23,406 Parker-Hannifin Corporation 20,953,987
1,344 Paychex, Inc. 123,809
726 Paylocity Holding Corporation
b
78,437
5,648 Pentair plc 491,997
6,187 Proficient Auto Logistics, Inc.
b
41,948
3,154 Quanta Services, Inc. 1,731,609
3,643 RBC Bearings, Inc.
b
1,978,586
403 Regal Rexnord Corporation 75,466
8,408 Republic Services, Inc. 1,841,520
6,775 Rockwell Automation, Inc. 2,431,412
44,602 RTX Corporation 8,603,726
131 Ryder System, Inc. 26,817
1,347 Science Applications International
Corporation 127,857
4,365 Sensata Technologies Holding plc 153,735
434 SkyWest, Inc.
b
39,854

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.2% Value
Industrials  2.8% - continued
634 SPX Technologies, Inc.
b
$ 126,762
3,619 SS&C Technologies Holdings, Inc. 244,536
3,347 Standex International Corporation 853,016
3,297 Stanley Black & Decker, Inc. 234,285
2,126 Sterling Construction Company,
Inc.
b
865,856
807 Tetra Tech, Inc. 24,307
140 Textron, Inc. 12,258
3,527 Timken Company 354,710
4,669 Toro Company 436,271
2,095 Trane Technologies plc 873,070
9,792 Transcat, Inc.
b
719,222
1,289 Trex Company, Inc.
b
46,945
177,605 Uber Technologies, Inc.
b
12,775,128
3,480 UL Solutions, Inc. 298,271
1,627 United Airlines Holdings, Inc.
b
149,798
732 United Rentals, Inc. 533,306
22,347 Veralto Corporation 1,975,922
15,883 Verisk Analytics, Inc. 3,013,799
4,355 Verra Mobility Corporation
b
62,233
6,918 Vertiv Holdings Company 1,733,512
1,037 Wabtec Corporation 259,157
5,585 Waste Management, Inc. 1,283,377
158 Watts Water Technologies, Inc. 45,866
3,254 WESCO International, Inc. 890,360
6,394 Willdan Group, Inc.
b
489,525
386 Woodward, Inc. 138,157
11,403 Xylem, Inc. 1,362,659
4,166 Zurn Elkay Water Solutions
Corporation 186,803
Total 234,245,319
Information Technology  8.3%
8,747 Adobe, Inc.
b
2,126,221
54,276 Advanced Micro Devices, Inc.
b
11,041,367
1,804 Ambarella, Inc.
b
92,861
4,856 Amkor Technology, Inc. 218,666
84,144 Amphenol Corporation 10,631,594
13,325 Analog Devices, Inc. 4,239,216
427,140 Apple, Inc. 108,403,861
9,742 Applied Materials, Inc. 3,329,718
145,802 Arista Networks, Inc.
b
17,901,570
1,593 Arrow Electronics, Inc.
b
228,452
4,324 ASGN, Inc.
b
167,382
230 Astera Labs, Inc.
b
25,208
28,633 Autodesk, Inc.
b
6,854,740
3,523 Avnet, Inc. 217,087
2,830 Bel Fuse, Inc. 560,283
1,292 Blackbaud, Inc.
b
49,884
178,353 Broadcom, Inc. 55,202,037
7,333 Cadence Design Systems, Inc.
b
2,037,621
284 Calix, Inc.
b
13,913
3,168 Celestica, Inc.
b
892,362
389 Ciena Corporation
b
151,021
2,315 Cirrus Logic, Inc.
b
334,795
12,653 Cisco Systems, Inc. 981,746
6,259 Cloudflare, Inc.
b
1,291,482
27,685 Cognex Corporation 1,356,288
2,281 Cognizant Technology Solutions
Corporation 139,939
5,501 Coherent Corporation
b
1,310,393
106 Cohu, Inc.
b
3,246
719 CommVault Systems, Inc.
b
56,003
4,324 Corning, Inc. 587,934
1,981 Crane NXT Company 80,409
Shares Common Stock  24.2% Value
Information Technology  8.3% - continued
185 Credo Technology Group Holding,
Ltd.
b
$ 17,366
170 CTS Corporation 8,119
2,383 Datadog, Inc.
b
281,313
11,350 DigitalOcean Holdings, Inc.
b
973,603
1,939 Dolby Laboratories, Inc. 116,456
1,221 EPAM Systems, Inc.
b
165,323
501 F5, Inc.
b
144,954
3,470 Fabrinet
b
1,809,674
15,810 Flex, Ltd.
b
1,034,923
86,142 Fortinet, Inc.
b
7,039,524
2,890 Gen Digital, Inc. 54,419
6,391 GoDaddy, Inc.
b
528,344
37,185 GPGI, Inc. 635,864
15,447 Guidewire Software, Inc.
b
2,310,253
10,186 Hewlett Packard Enterprise
Company 242,529
375 Ichor Holdings, Ltd.
b
17,479
2,475 InterDigital, Inc. 747,450
42,811 International Business Machines
Corporation 10,376,958
18,708 Intuit, Inc. 8,088,965
73,462 JFrog, Ltd.
b
3,447,572
17,699 Keysight Technologies, Inc.
b
4,997,667
4,386 Knowles Corporation
b
112,633
2,031 Kulicke and Soffa Industries, Inc. 133,477
131,496 Lam Research Corporation 28,095,435
24,517 Lattice Semiconductor
Corporation
b
2,274,197
954 Littelfuse, Inc. 323,740
1,239 Lumentum Holdings, Inc.
b
870,720
899 MACOM Technology Solutions
Holdings, Inc.
b
199,641
387 Manhattan Associates, Inc.
b
51,517
4,225 Microchip Technology, Inc. 272,977
23,886 Micron Technology, Inc. 8,069,646
256,770 Microsoft Corporation 95,048,551
6,201 MKS, Inc. 1,425,052
253 MongoDB, Inc.
b
61,927
2,724 Monolithic Power Systems, Inc. 2,978,285
9,934 Motorola Solutions, Inc. 4,311,058
9,502 Napco Security Technologies, Inc. 374,284
9,225 NetApp, Inc. 944,548
52,840 Nokia Oyj ADR 424,834
4,204 Novanta, Inc.
b
496,534
890,542 NVIDIA Corporation 155,310,525
5,301 NXP Semiconductors NV 1,043,555
2,765 ON Semiconductor Corporation
b
171,209
5,664 Onto Innovation, Inc.
b
1,161,517
54,528 Oracle Corporation 8,021,614
159,486 Palantir Technologies, Inc.
b
23,329,612
3,376 Pegasystems, Inc. 143,683
598 Plexus Corporation
b
121,119
3,512 PTC, Inc.
b
500,425
450 Q2 Holdings, Inc.
b
21,285
1,209 Qnity Electronics, Inc. 139,494
13,060 Qualcomm, Inc. 1,681,867
15,765 Rambus, Inc.
b
1,356,263
362 Roper Industries, Inc. 128,097
9,102 Salesforce, Inc. 1,699,070
10,913 Samsung Electronics Company,
Ltd. 1,276,400
618 SanDisk Corporation/DE
b
392,640
192 Sanmina Corporation
b
24,891
125,925 ServiceNow, Inc.
b
13,165,459
627 ServiceTitan, Inc.
b
39,789

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.2% Value
Information Technology  8.3% - continued
98,450 Shopify, Inc.
b
$ 11,678,139
6,686 Silicon Laboratories, Inc.
b
1,391,691
2,191 SiTime Corporation
b
756,662
5,711 Skyworks Solutions, Inc. 305,824
6,205 Snowflake, Inc.
b
935,838
5,069 Sprout Social, Inc.
b
28,893
2,498 Synopsys, Inc.
b
990,407
49,767 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 16,818,758
6,508 TD SYNNEX Corporation 1,097,965
20,026 TE Connectivity plc 4,185,835
457 Teledyne Technologies, Inc.
b
276,490
1,939 Tenable Holdings, Inc.
b
32,798
11,287 Teradyne, Inc. 3,346,144
39,585 Texas Instruments, Inc. 7,685,032
7,189 Trimble, Inc.
b
468,938
6,224 TTM Technologies, Inc.
b
606,342
2,419 Tyler Technologies, Inc.
b
828,217
4,773 Unity Software, Inc.
b
104,720
1,488 Varonis Systems, Inc.
b
31,947
8,720 VeriSign, Inc. 2,165,699
7,893 Viavi Solutions, Inc.
b
262,679
46,155 Vontier Corporation 1,637,118
2,366 Western Digital Corporation 639,979
193 Workday, Inc.
b
25,075
3,087 Zebra Technologies Corporation
b
645,430
1,575 Zoom Communications, Inc.
b
126,614
856 Zscaler, Inc.
b
120,088
Total 686,956,946
Materials  0.4%
176 Air Products and Chemicals, Inc. 51,126
1,769 Albemarle Corporation 317,589
9,297 Alcoa Corporation 616,670
5,655 Amcor plc 224,786
4,655 American Vanguard Corporation
b
11,591
1,162 AngloGold Ashanti plc 113,132
3,306 AptarGroup, Inc. 416,622
2,184 Ashland, Inc. 121,452
1,942 Avery Dennison Corporation 335,345
5,295 Avient Corporation 192,209
5,927 Balchem Corporation 1,004,508
4,212 Ball Corporation 248,971
6,743 Celanese Corporation 443,487
11,939 CF Industries Holdings, Inc. 1,550,160
9,461 Coeur Mining, Inc.
b
177,583
2,443 Commercial Metals Company 150,074
22,677 Constellium SE
b
557,401
4,115 Corteva, Inc. 344,467
6,665 Crown Holdings, Inc. 668,166
26,271 DuPont de Nemours, Inc. 1,203,212
4,206 Eastman Chemical Company 321,002
21,456 Ecolab, Inc. 5,707,725
40,144 Element Solutions, Inc. 1,370,516
36,992 Freeport-McMoRan, Inc. 2,174,390
2,857 Greif, Inc. 191,619
5,646 Hecla Mining Company 105,185
17,082 Huntsman Corporation 227,361
1,855 Ingevity Corporation
b
132,132
739 International Flavors & Fragrances,
Inc. 53,614
5,681 International Paper Company 202,812
2,412 Intrepid Potash, Inc.
b
103,161
49,946 Ivanhoe Mines, Ltd.
b
426,898
Shares Common Stock  24.2% Value
Materials  0.4% - continued
1,259 Kaiser Aluminum Corporation $ 151,722
10,974 Linde plc 5,440,470
6,957 Louisiana-Pacific Corporation 506,122
1,791 Martin Marietta Materials, Inc. 1,054,326
1,698 Minerals Technologies, Inc. 120,422
13,738 Mosaic Company 350,319
145 NewMarket Corporation 92,938
29,219 Newmont Corporation 3,162,957
4,280 Nucor Corporation 723,748
2,803 O-I Glass, Inc.
b
29,460
14,015 Orion SA 91,098
1,134 Packaging Corporation of America 240,657
2,098 PPG Industries, Inc. 224,234
149 Reliance, Inc. 45,284
1,390 Royal Gold, Inc. 353,741
604 Scotts Miracle-Gro Company 36,729
1,859 Sensient Technologies Corporation 160,692
3,017 Smurfit WestRock plc 120,227
4,757 Solstice Advanced Materials, Inc. 362,293
2,582 Sonoco Products Company 139,660
3,124 Steel Dynamics, Inc. 562,320
1,007 Stepan Company 50,330
Total 33,784,715
Real Estate  0.4%
2,186 Agree Realty Corporation 164,781
3,886 Alpine Income Property Trust, Inc. 69,948
5,713 Americold Realty Trust, Inc. 65,471
876 AvalonBay Communities, Inc. 143,095
14,039 Brixmor Property Group, Inc. 404,323
1,495 Broadstone Net Lease, Inc. 27,314
2,581 CareTrust REIT, Inc. 94,594
11,837 CBRE Group, Inc.
b
1,603,440
6,932 Compass, Inc.
b
50,673
1,745 CoStar Group, Inc.
b
70,393
17,671 Cousins Properties, Inc. 398,834
7,765 Crown Castle, Inc. 631,372
5,795 Curbline Properties Corporation 149,453
2,128 Cushman & Wakefield, Ltd.
b
26,089
2,470 Digital Realty Trust, Inc. 445,119
14,522 Easterly Government Properties,
Inc. 311,206
24,748 EPR Properties 1,236,410
1,771 Equity Lifestyle Properties, Inc. 110,546
160,176 Essential Properties Realty Trust,
Inc. 4,862,943
248 Essex Property Trust, Inc. 60,016
1,770 Extra Space Storage, Inc. 232,100
997 Federal Realty Investment Trust 105,891
9,178 Fermi, Inc.
a,b
53,599
9,616 First Industrial Realty Trust, Inc. 556,286
1,031 FrontView REIT, Inc. 15,950
6,841 Getty Realty Corporation 217,544
22,779 Healthcare Realty Trust, Inc. 387,015
115,972 Host Hotels & Resorts, Inc. 2,222,023
684 Howard Hughes Holdings, Inc.
b
43,270
7,234 Independence Realty Trust, Inc. 107,714
53,907 Industrial Logistics Properties Trust 306,192
22,160 Innovative Industrial Properties,
Inc. 1,111,546
12,056 InvenTrust Properties Corporation 367,226
3,535 Iron Mountain, Inc. 361,065
1,057 Jones Lang LaSalle, Inc.
b
321,666
2,857 Kimco Realty Corporation 64,197
183 Lamar Advertising Company 23,179

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.2% Value
Real Estate  0.4% - continued
5,612 Macerich Company $ 106,067
51,909 Medical Properties Trust, Inc. 240,339
110,216 Millrose Properties, Inc. 3,086,048
345 National Health Investors, Inc. 27,897
5,517 NET Lease Office Properties 63,556
8,983 NetSTREIT Corporation 169,150
1,428 NNN REIT, Inc. 60,019
615 Omega Healthcare Investors, Inc. 26,949
27,407 Outfront Media, Inc. 726,285
18,646 Park Hotels & Resorts, Inc. 196,342
5,788 Piedmont Realty Trust, Inc.
b
38,027
2,748 Postal Realty Trust, Inc. 51,003
566 Realty Income Corporation 34,628
1,101 Regency Centers Corporation 83,302
19,025 RLJ Lodging Trust 141,165
539 Ryman Hospitality Properties 49,733
69,716 Sabra Health Care REIT, Inc. 1,340,639
26,713 Safehold, Inc. 361,427
1,148 SBA Communications Corporation 197,582
66,518 Sila Realty Trust, Inc. 1,575,146
169 Simon Property Group, Inc. 31,524
7,795 STAG Industrial, Inc. 281,088
138,865 Tanger, Inc. 4,718,633
15,886 Terreno Realty Corporation 975,718
1,859 Ventas, Inc. 152,029
7,888 Xenia Hotels & Resorts, Inc. 116,979
5,200 Zillow Group, Inc., Class C
b
215,176
Total 32,488,934
Utilities  0.5%
3,647 Alliant Energy Corporation 261,709
3,802 American States Water Company 287,507
1,158 American Water Works Company,
Inc. 157,592
2,307 Artesian Resources Corporation 73,478
10,881 Avista Corporation 436,763
3,895 Black Hills Corporation 270,352
3,514 California Water Service Group 159,325
6,262 CenterPoint Energy, Inc. 270,268
8,964 Clearway Energy, Inc., Class A 351,120
11,034 Clearway Energy, Inc., Class C 433,526
749 Consolidated Edison, Inc. 84,772
38,689 Constellation Energy Corporation 10,803,903
308 DTE Energy Company 45,036
6,039 Duke Energy Corporation 790,747
107,143 Edison International 7,840,725
8,177 Entergy Corporation 918,768
4,595 Evergy, Inc. 376,422
11,901 Eversource Energy 824,501
6,524 Exelon Corporation 319,806
3,237 FirstEnergy Corporation 163,986
4,577 H2O America
a
268,533
1,343 Middlesex Water Company 69,903
1,067 National Fuel Gas Company 100,255
9,964 New Jersey Resources
Corporation 547,223
5,698 NiSource, Inc. 265,869
251 Northwestern Energy Group, Inc. 16,551
1,147 OGE Energy Corporation 55,010
2,322 Otter Tail Corporation 203,802
127,293 PG&E Corporation 2,236,538
1,489 Pinnacle West Capital Corporation 150,017
94,417 Portland General Electric
Company 4,982,385
1,466 Spire, Inc. 132,732
Shares Common Stock  24.2% Value
Utilities  0.5% - continued
179,821 UGI Corporation $ 6,549,081
3,781 Unitil Corporation 197,519
11,236 Vistra Energy Corporation 1,689,108
8,253 XPLR Infrastructure, LP
b
87,647
305 York Water Company 9,287
Total 42,431,766
Total Common Stock
(cost $1,320,164,744) 2,008,557,645
Principal
Amount Long-Term Fixed Income 19.6% Value
Asset-Backed Securities  0.4%
522 Funding CLO, Ltd.
$ 1,925,000
5.410%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
c,d
1,909,019
Access Group, Inc.
50,454
4.276%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
50,304
ALLO Issuer, LLC
2,600,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
2,609,165
Balboa Bay Loan Funding, Ltd.
2,000,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
1,987,148
1,750,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
1,745,021
Barings CLO, Ltd.
2,150,000
5.568%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
2,135,640
Battalion CLO XIV, Ltd.
1,300,000
5.668%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
1,291,438
CarVal CLO I, Ltd.
1,700,000
5.521%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
1,701,102
CMFT Net Lease Master Issuer,
LLC
1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
1,583,563
Commonbond Student Loan Trust
60,344
4.293%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
59,810
Foundation Finance Trust
522,852
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
498,779
Hertz Vehicle Financing III, LLC
1,350,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
1,357,367
Hotwire Funding, LLC
2,200,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
2,225,810
Laurel Road Prime Student Loan
Trust
681,946
6.000%,  11/25/2043, Ser.
2018-D, Class A
c,d
652,607

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Asset-Backed Securities  0.4% - continued
LCM 41, Ltd.
$ 1,000,000
5.672%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
$ 990,980
Lightpath Fiber Issuer, LLC
2,250,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
c
2,243,763
National Collegiate Trust
357,265
4.083%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
350,277
Oak Street Investment
1,770,386
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
1,611,561
Palmer Square Loan Funding, Ltd.
1,300,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
1,289,198
RR 28, Ltd.
2,825,000
5.331%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
c,d
2,824,929
Sunnova Hestia II Issuer, LLC
1,961,791
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,e
1,900,652
Trinitas CLO, Ltd.
2,875,000
5.374%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
c,d,f
2,875,000
Total 33,893,133
Basic Materials  0.2%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
278,000 8.625%,  6/15/2029
c
288,775
Alumina, Pty. Ltd.
300,000 6.125%,  3/15/2030
c
306,119
Anglo American Capital plc
600,000 5.250%,  3/19/2036
c
586,669
Avient Corporation
166,000 6.250%,  11/1/2031
c
167,159
Axalta Coating Systems Dutch
Holding B BV
230,000 7.250%,  2/15/2031
c
240,515
Carpenter Technology Corporation
133,000 5.625%,  3/1/2034
c
131,775
Cascades, Inc./Cascades USA,
Inc.
308,000 6.750%,  7/15/2030
c
310,695
Celanese US Holdings, LLC
145,000 6.850%,  11/15/2028 150,793
131,000 6.500%,  4/15/2030 133,685
159,000 6.629%,  7/15/2032 165,957
218,000 6.750%,  4/15/2033
a
223,660
Cerdia Finanz GmbH
323,000 9.375%,  10/3/2031
c
319,941
Chemours Company
560,000 4.625%,  11/15/2029
c
525,143
184,000 7.875%,  3/15/2034
c
183,947
Cleveland-Cliffs, Inc.
290,000 4.625%,  3/1/2029
c
276,723
219,000 6.875%,  11/1/2029
c
218,980
Principal
Amount Long-Term Fixed Income  19.6% Value
Basic Materials  0.2% - continued
$ 350,000 4.875%,  3/1/2031
c
$ 314,357
129,000 7.375%,  5/1/2033
c
126,197
162,000 6.250%,  10/1/2040 127,880
Commercial Metals Company
182,000 6.000%,  12/15/2035
c
179,424
CVR Partners, LP/CVR Nitrogen
Finance Corporation
329,000 6.125%,  6/15/2028
c
327,795
Eastman Chemical Company
551,000 4.500%,  2/20/2031 538,751
First Quantum Minerals, Ltd.
262,000 8.625%,  6/1/2031
c
271,653
182,000 7.250%,  2/15/2034
c
185,283
FMC Corporation
192,000 4.500%,  10/1/2049 118,813
Fortescue Treasury, Pty. Ltd.
101,000 4.500%,  9/15/2027
c
100,013
81,000 5.875%,  4/15/2030
c
81,972
168,000 6.125%,  4/15/2032
c
171,667
Hecla Mining Company
122,000 7.250%,  2/15/2028 121,911
INEOS Finance plc
488,000 7.500%,  4/15/2029
a,c
473,413
Magnera Corporation
244,000 7.250%,  11/15/2031
c
225,846
Methanex Corporation
160,000 5.250%,  12/15/2029
a
158,404
96,000 5.650%,  12/1/2044 85,677
Methanex US Operations, Inc.
173,000 6.250%,  3/15/2032
c
176,990
Mineral Resources, Ltd.
264,000 9.250%,  10/1/2028
c
273,536
114,000 8.500%,  5/1/2030
c
117,169
162,000 7.000%,  4/1/2031
c
165,551
Mosaic Company
752,000 4.600%,  11/15/2030 746,359
Novelis Corporation
171,000 4.750%,  1/30/2030
c
161,779
200,000 3.875%,  8/15/2031
c
178,130
Olin Corporation
183,000 6.625%,  4/1/2033
c
179,015
Olympus Water US Holding
Corporation
170,000 7.250%,  2/15/2033
c
162,197
Qnity Electronics, Inc.
442,000 5.750%,  8/15/2032
c
442,526
Smurfit Kappa Treasury, ULC
627,000 5.777%,  4/3/2054 605,472
SNF Group SACA
508,000 3.375%,  3/15/2030
c
469,825
350,000 5.626%,  3/31/2031
c
354,130
Solstice Advanced Materials, Inc.
177,000 5.625%,  9/30/2033
c
174,530
SunCoke Energy, Inc.
261,000 4.875%,  6/30/2029
c
235,517
Taseko Mines, Ltd.
332,000 8.250%,  5/1/2030
c
346,130
WR Grace Holdings, LLC
262,000 6.625%,  8/15/2032
c
255,281
Total 12,883,729

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Capital Goods  0.3%
Advanced Drainage Systems, Inc.
$ 333,000 6.375%,  6/15/2030
c
$ 335,893
AECOM
352,000 6.000%,  8/1/2033
c
351,613
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
175,000 7.000%,  5/21/2030
c
178,857
Amphenol Corporation
679,000 5.300%,  11/15/2055 637,655
Amrize Finance US, LLC
384,000 5.400%,  4/7/2035 390,485
Amsted Industries, Inc.
373,000 6.375%,  3/15/2033
c
374,846
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
111,000 6.250%,  1/30/2031
c
110,047
ATI, Inc.
265,000 7.250%,  8/15/2030 274,797
Axon Enterprise, Inc.
161,000 6.125%,  3/15/2030
c
163,664
161,000 6.250%,  3/15/2033
c
164,340
BAE Systems plc
250,000 5.500%,  3/26/2054
c
246,702
300,000 5.250%,  3/26/2031
c
307,864
Ball Corporation
201,000 3.125%,  9/15/2031 181,017
Boeing Company
438,000 5.040%,  5/1/2027 440,466
444,000 6.388%,  5/1/2031 473,456
387,000 3.300%,  3/1/2035 331,292
733,000 5.705%,  5/1/2040 734,152
Bombardier, Inc.
159,000 7.250%,  7/1/2031
c
166,619
465,000 7.000%,  6/1/2032
c
482,597
89,000 6.750%,  6/15/2033
c
91,911
180,000 7.450%,  5/1/2034
c
194,430
Brundage-Bone Concrete
Pumping Holdings, Inc.
372,000 7.500%,  2/1/2032
c
375,890
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
c
321,404
92,000 4.250%,  2/1/2032
c
84,708
81,000 6.375%,  3/1/2034
c
79,965
175,000 6.750%,  5/15/2035
c
174,832
Canpack SA/Canpack US, LLC
408,000 3.875%,  11/15/2029
c
381,801
Chart Industries, Inc.
192,000 7.500%,  1/1/2030
c
199,470
Clean Harbors, Inc.
159,000 6.375%,  2/1/2031
c
161,477
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
c
66,780
125,000 6.875%,  1/15/2030
c
121,497
79,000 8.750%,  4/15/2030
c
73,713
174,000 6.750%,  4/15/2032
c
164,629
Columbus McKinnon Corporation/
NY
367,000 7.125%,  2/1/2033
c
366,831
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
510,000 6.625%,  12/15/2030
c
518,700
Principal
Amount Long-Term Fixed Income  19.6% Value
Capital Goods  0.3% - continued
EquipmentShare.com, Inc.
$ 254,000 9.000%,  5/15/2028
c
$ 262,365
180,000 8.625%,  5/15/2032
c
187,877
ESAB Corporation
132,000 6.250%,  4/15/2029
c
133,967
106,000 5.625%,  4/1/2031
c
106,743
GE Vernova, Inc.
105,000 5.500%,  2/4/2056 101,010
GFL Environmental Holdings US,
Inc.
365,000 5.500%,  2/1/2034
c
357,991
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
c
403,430
Herc Holdings, Inc.
265,000 6.625%,  6/15/2029
c
269,353
222,000 7.000%,  6/15/2030
c
227,632
45,000 5.750%,  3/15/2031
c
44,319
237,000 7.250%,  6/15/2033
a,c
242,864
45,000 6.000%,  3/15/2034
c
43,504
Honeywell Aerospace, Inc.
545,000 4.600%,  3/16/2033
c
538,748
428,000 5.622%,  3/16/2046
c
421,781
Howmet Aerospace, Inc.
151,000 4.550%,  11/15/2032 149,044
398,000 4.750%,  4/15/2036 386,919
Installed Building Products, Inc.
72,000 5.625%,  2/1/2034
c
70,257
John Deere Capital Corporation
1,059,000 4.200%,  3/10/2031 1,048,952
Lockheed Martin Corporation
374,000 6.150%,  9/1/2036 409,434
Martin Marietta Materials, Inc.
326,000 5.150%,  12/1/2034 326,117
Mauser Packaging Solutions
Holding Company
110,000 7.875%,  4/15/2030
c
110,000
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
c
275,531
Nesco Holdings II, Inc.
136,000 5.500%,  4/15/2029
c
133,005
New Enterprise Stone and Lime
Company, Inc.
387,000 5.250%,  7/15/2028
c
381,270
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 962,253
OI European Group BV
352,000 4.750%,  2/15/2030
c
328,480
Owens-Brockway Glass Container,
Inc.
272,000 6.625%,  5/13/2027
c
272,563
133,000 7.375%,  6/1/2032
a,c
125,881
Quikrete Holdings, Inc.
652,000 6.375%,  3/1/2032
c
661,130
QXO Building Products, Inc.
263,000 6.750%,  4/30/2032
c
268,258
Resideo Funding, Inc.
340,000 6.500%,  7/15/2032
c
334,994
Reworld Holding Corporation
276,000 4.875%,  12/1/2029
c
258,739
Roller Bearing Company of
America, Inc.
161,000 4.375%,  10/15/2029
c
156,425

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Capital Goods  0.3% - continued
RTX Corporation
$ 201,000 6.400%,  3/15/2054 $ 216,741
859,000 4.500%,  6/1/2042 762,277
Sealed Air Corporation/Sealed Air
Corporation (US)
260,000 6.125%,  2/1/2028
c
263,258
Smyrna Ready Mix Concrete, LLC
556,000 8.875%,  11/15/2031
c
573,347
Spirit AeroSystems, Inc.
980,000 4.600%,  6/15/2028 980,268
SRM Escrow Issuer, LLC
130,000 6.000%,  11/1/2028
c
129,020
Standard Building Solutions, Inc.
185,000 6.500%,  8/15/2032
c
185,096
396,000 6.250%,  8/1/2033
c
391,547
176,000 5.875%,  3/15/2034
c
169,697
Standard Industries, Inc./NY
162,000 4.750%,  1/15/2028
c
160,134
162,000 3.375%,  1/15/2031
c
145,211
Synergy Infrastructure Holdings,
LLC
133,000 7.875%,  12/1/2030
c
135,570
TopBuild Corporation
114,000 4.125%,  2/15/2032
c
105,060
Trane Technologies Financing, Ltd.
401,000 5.100%,  6/13/2034 406,358
TransDigm, Inc.
395,000 6.750%,  8/15/2028
c
399,795
569,000 7.125%,  12/1/2031
c
587,297
463,000 6.625%,  3/1/2032
c
472,200
424,000 6.000%,  1/15/2033
c
423,762
44,000 6.250%,  1/31/2034
a,c
44,485
270,000 6.750%,  1/31/2034
c
273,538
93,000 6.125%,  7/31/2034
c
91,469
United Rentals North America, Inc.
386,000 4.875%,  1/15/2028 384,324
430,000 4.000%,  7/15/2030 408,444
267,000 5.375%,  11/15/2033
c
259,625
Waste Connections, Inc.
331,000 4.800%,  7/15/2036 324,298
Waste Pro USA, Inc.
156,000 7.000%,  2/1/2033
c
157,755
WESCO Distribution, Inc.
166,000 6.375%,  3/15/2029
c
168,973
45,000 5.250%,  4/15/2031
c
44,731
116,000 6.625%,  3/15/2032
c
118,730
215,000 6.375%,  3/15/2033
c
219,034
93,000 5.500%,  4/15/2034
c
91,591
Total 28,818,871
Collateralized Mortgage Obligations  1.6%
A&D Mortgage Trust
1,167,714
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,g
1,176,438
Alternative Loan Trust
487,130
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 242,975
Arroyo Mortgage Trust
3,000,000
4.269%,  12/25/2056, Ser.
2022-1, Class A1B
c
2,849,212
BINOM Securitization Trust
816,466
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
756,102
Principal
Amount Long-Term Fixed Income  19.6% Value
Collateralized Mortgage Obligations  1.6% -
continued
CFST Mortgage Trust
$ 850,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,g
$ 856,501
Chase Home Lending Mortgage
Trust
1,775,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
1,775,537
CHNGE Mortgage Trust
680,328
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,g
680,344
Citicorp Mortgage Securities, Inc.
1,238,459
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,133,891
COLT Mortgage Loan Trust
1,636,631
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
1,485,572
Countrywide Alternative Loan Trust
649,176
4.130%,  10/25/2035, Ser.
2005-43, Class 4A1
d
564,995
1,610,948
7.000%,  10/25/2037, Ser.
2007-24, Class A10 503,353
Cross Mortgage Trust
2,135,384
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
c,g
2,114,948
CSMC Trust
1,061,934
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
920,869
Federal Home Loan Mortgage
Corporation - REMIC
2,399,373
4.000%,  1/25/2051, Ser.
5249, Class LA 2,371,315
2,000,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,956,989
3,250,000
5.250%,  2/25/2055, Ser.
5508, Class AY 3,233,827
1,650,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,636,619
2,342,052
7.662%,  (SOFR30A +
4.000%), 4/25/2026, Ser.
5567, Class MB
d
2,408,352
3,300,000
5.000%,  8/25/2055, Ser.
5569, Class BY 3,230,867
4,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 4,239,495
4,897,751
2.000%,  12/25/2050, Ser.
5051, Class WI
h
642,838
552,121
3.000%,  2/15/2033, Ser.
4170, Class IG
h
31,631
1,179,873
3.000%,  3/15/2033, Ser.
4180, Class PI
h
85,934
2,186,618
4.500%,  10/15/2033, Ser.
2695, Class BH 2,190,725
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,508,103
Federal Home Loan Mortgage
Corporation - SLST
1,975,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
e
1,701,757
Federal National Mortgage
Association - REMIC
2,750,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 2,705,237

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Collateralized Mortgage Obligations  1.6% -
continued
$ 1,950,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL $ 1,901,203
2,131,871
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,811,183
3,458,690
2.000%,  12/25/2050, Ser.
2020-89, Class IM
h
459,736
455,593
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
6,221
Flagstar Mortgage Trust
1,110,013
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
1,005,674
GCAT Trust
1,373,255
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
1,258,263
2,234,594
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
2,258,337
GS Mortgage-Backed Securities
Trust
2,297,462
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
c,g
2,276,264
2,388,340
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
2,072,606
3,325,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
3,305,483
HOMES Trust
1,825,000
6.949%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,816,753
HTAP Issuer Trust
1,560,068
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
1,547,681
2,740,703
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
2,729,866
J.P. Morgan Mortgage Trust
2,447,310
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
2,036,012
1,600,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
c,d
1,589,092
1,550,397
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
1,333,951
1,198,668
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,g
1,186,940
1,365,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
c,d
1,316,700
Mello Mortgage Capital
Acceptance
2,399,823
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
1,996,447
Merrill Lynch Alternative Note
Asset Trust
337,679
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 101,510
MFA Trust
1,365,902
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c,g
1,367,586
Morgan Stanley Residential
Mortgage Loan Trust
1,100,000
7.335%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,105,214
New Residential Mortgage Loan
Trust
5,206,774
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
4,331,588
1,101,177
5.078%,  11/25/2065, Ser.
2026-NQM1, Class A2
c,g
1,089,442
Principal
Amount Long-Term Fixed Income  19.6% Value
Collateralized Mortgage Obligations  1.6% -
continued
OBX Trust
$ 1,550,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
$ 1,469,465
Palisades Mortgage Loan Trust
380,977
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
380,719
PMT Loan Trust
3,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
3,074,568
3,225,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
3,199,938
Point Securitization Trust
2,324,520
5.750%,  9/25/2055, Ser.
2025-2, Class A1
c
2,290,500
PRET Trust
1,405,860
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,g
1,363,768
PRET, LLC
1,876,155
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
c,g
1,861,390
1,143,753
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,g
1,144,827
Provident Funding Mortgage Trust
1,750,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
1,672,517
PRPM, LLC
1,600,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,g
1,545,981
1,317,169
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,g
1,313,457
1,801,081
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,g
1,797,328
RCO IX Mortgage, LLC
1,724,448
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,g
1,726,763
Renaissance Home Equity Loan
Trust
3,418,209
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
1,023,147
Residential Accredit Loans, Inc.
Trust
524,162
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 465,806
Saluda Grade Alternative
Mortgage Trust
2,500,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,g
2,497,062
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,g
2,013,228
Santander Mortgage Asset
Receivable Trust
1,912,357
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
c,d
1,905,861
Saxon Asset Securities Trust
1,204,048
2.687%,  8/25/2035, Ser.
2004-2, Class MF2
d
1,107,247
Sequoia Mortgage Trust
1,650,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
1,627,154
2,500,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
2,381,154
482,898
3.538%,  9/20/2046, Ser.
2007-1, Class 4A1
d
315,040

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Collateralized Mortgage Obligations  1.6% -
continued
SG Residential Mortgage Trust
$ 2,510,661
4.985%,  1/25/2066, Ser.
2026-1, Class A2
c,g
$ 2,487,110
Toorak Mortgage Trust
1,500,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,g
1,505,285
TRK Trust
1,347,680
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
1,223,857
Unlock HEA Trust
1,405,849
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
1,401,054
1,769,066
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
1,764,302
Verus Securitization Trust
806,375
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
719,282
VOLT CVI, LLC
1,085,763
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c
1,086,786
Vontive Mortgage Trust
1,200,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,g
1,213,895
Total 131,486,669
Commercial Mortgage-Backed Securities  0.4%
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
1,317,866
BANK
39,497,801
0.412%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
822,249
12,553,528
0.624%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,h
576,738
BANK5
1,950,000
5.844%,  4/15/2059, Ser.
2026-5YR21, Class AS
f
2,009,653
BBCMS Mortgage Trust
17,840,054
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
1,063,435
9,319,871
0.921%,  12/15/2058, Ser.
2025-C39, Class XA
d,h
638,742
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
16,537,245
5.000%,  5/25/2034, Ser.
K-164, Class A2
e
17,028,666
6,400,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
d,e
6,389,209
Home Partners of America Trust
2,472,195
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
2,244,611
Total 32,091,169
Communications Services  0.5%
AMC Networks, Inc.
423,000 10.500%,  7/15/2032
c
417,469
American Tower Corporation
506,000 5.800%,  11/15/2028 521,817
440,000 5.000%,  1/31/2030 445,129
412,000 5.650%,  3/15/2033 425,513
Principal
Amount Long-Term Fixed Income  19.6% Value
Communications Services  0.5% - continued
AppLovin Corporation
$ 989,000 5.375%,  12/1/2031 $ 998,704
AT&T, Inc.
630,000 5.700%,  3/1/2057 594,365
1,282,000 3.500%,  9/15/2053 840,654
600,000 4.750%,  4/30/2033 594,316
1,265,000 4.900%,  8/15/2037 1,214,988
Cable One, Inc.
107,000 4.000%,  11/15/2030
a,c
74,490
CCO Holdings, LLC/CCO Holdings
Capital Corporation
230,000 5.125%,  5/1/2027
c
229,740
74,000 5.000%,  2/1/2028
c
73,392
329,000 6.375%,  9/1/2029
c
330,010
750,000 4.750%,  3/1/2030
c
711,656
271,000 4.250%,  2/1/2031
c
247,004
519,000 4.750%,  2/1/2032
c
469,263
205,000 7.000%,  2/1/2033
c
205,565
168,000 4.500%,  6/1/2033
a,c
146,265
390,000 4.250%,  1/15/2034
a,c
333,643
273,000 7.375%,  2/1/2036
c
271,866
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
514,000 5.850%,  12/1/2035 505,564
1,400,000 3.500%,  6/1/2041 981,734
Clear Channel Outdoor Holdings,
Inc.
243,000 7.875%,  4/1/2030
c
254,300
Comcast Corporation
923,000 5.350%,  5/15/2053 816,080
1,090,000 4.750%,  3/1/2044 928,703
Crown Castle, Inc.
642,000 4.900%,  9/1/2029 645,566
Deluxe Corporation
387,000 8.125%,  9/15/2029
c
401,739
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,762,900
DIRECTV Financing, LLC
87,000 8.875%,  2/1/2030
c
86,595
266,000 8.875%,  2/1/2030
c
265,408
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
457,000 5.875%,  8/15/2027
c
456,518
288,000 10.000%,  2/15/2031
c
293,999
Discovery Global Holdings, Inc.
177,000 5.141%,  3/15/2052 107,528
756,000 4.054%,  3/15/2029 731,430
314,000 4.279%,  3/15/2032 277,890
665,000 5.050%,  3/15/2042 438,106
FiberCop SPA
563,000 6.000%,  9/30/2034
c
535,574
Getty Images, Inc.
376,000 10.500%,  11/15/2030
c
337,204
Gray Media, Inc.
167,000 7.250%,  8/15/2033
c
168,281
Iliad Holding SAS
233,000 8.500%,  4/15/2031
c
243,791
86,000 7.000%,  4/15/2032
c
86,103
Level 3 Financing, Inc.
87,000 3.625%,  1/15/2029
c
81,563
396,000 6.875%,  6/30/2033
c
403,255

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Communications Services  0.5% - continued
$ 397,000 7.000%,  3/31/2034
c
$ 406,364
273,000 8.500%,  1/15/2036
c
284,851
McGraw-Hill Education, Inc.
488,000 5.750%,  8/1/2028
c
482,538
93,000 8.000%,  8/1/2029
c
92,862
Meta Platforms, Inc.
462,000 5.600%,  5/15/2053 431,052
905,000 5.400%,  8/15/2054 819,710
573,000 5.500%,  11/15/2045 542,239
Nexstar Media, Inc.
258,000 4.750%,  11/1/2028
c
253,681
532,000 6.500%,  9/15/2033
c
536,053
412,000 7.250%,  4/15/2034
c,f
413,226
Oak-Eagle Acquireco, Inc.
87,000 7.250%,  7/1/2033
c,f
90,140
217,000 8.750%,  7/1/2034
c,f
227,175
Orange SA
1,075,000 4.250%,  1/13/2031
c
1,054,501
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
294,000 4.625%,  3/15/2030
c
283,659
Playtika Holding Corporation
184,000 4.250%,  3/15/2029
c
143,575
Rogers Communications, Inc.
131,000 7.000%,  4/15/2055
d
131,516
760,000 5.000%,  2/15/2029 767,840
Scripps Escrow II, Inc.
280,000 3.875%,  1/15/2029
c
258,985
Sinclair Television Group, Inc.
192,000 8.125%,  2/15/2033
c
195,180
Sirius XM Radio, LLC
276,000 5.000%,  8/1/2027
c
275,615
192,000 4.000%,  7/15/2028
c
185,330
279,000 3.875%,  9/1/2031
a,c
253,309
183,000 5.875%,  4/15/2032
c
181,787
Snap, Inc.
176,000 6.875%,  3/15/2034
c
165,540
SoftBank Corporation
637,000 5.332%,  7/9/2035
c
626,921
Sprint Capital Corporation
1,127,000 8.750%,  3/15/2032 1,340,082
Take-Two Interactive Software, Inc.
422,000 5.600%,  6/12/2034 429,428
Telecom Italia Capital SA
170,000 6.000%,  9/30/2034 172,736
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
c
588,792
TELUS Corporation
365,000 6.625%,  10/15/2055
d
365,134
T-Mobile USA, Inc.
1,223,000 3.600%,  11/15/2060 793,772
566,000 4.950%,  11/15/2035 555,673
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
504,000 4.750%,  4/15/2028
c
501,379
Uniti Services, LLC
221,000 7.500%,  10/15/2033
c
229,763
Univision Communications, Inc.
66,000 8.000%,  8/15/2028
c
66,989
270,000 4.500%,  5/1/2029
c
253,663
Principal
Amount Long-Term Fixed Income  19.6% Value
Communications Services  0.5% - continued
$ 244,000 7.375%,  6/30/2030
c
$ 239,100
243,000 8.500%,  7/31/2031
c
244,186
Verizon Communications, Inc.
215,000 5.875%,  11/30/2055 209,125
277,000 6.000%,  11/30/2065 268,341
553,000 5.000%,  1/15/2036 541,546
Viasat, Inc.
173,000 5.625%,  4/15/2027
c
171,831
Virgin Media Finance plc
206,000 5.000%,  7/15/2030
c
168,797
Virgin Media O2 Vendor Financing
Notes VI DAC
200,000 8.500%,  3/15/2033
c
174,764
Virgin Media Secured Finance plc
417,000 5.500%,  5/15/2029
c
399,936
VMED O2 UK Financing I plc
171,000 7.750%,  4/15/2032
c
163,911
Vodafone Group plc
182,000 4.125%,  6/4/2081
d
166,587
244,000 5.125%,  6/4/2081
d
189,650
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
c
396,025
Walt Disney Company
1,002,000 4.625%,  3/14/2036 974,377
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
226,000 8.250%,  10/1/2031
c
236,205
Zegona Finance plc
206,000 8.625%,  7/15/2029
c
215,795
Ziggo BV
367,000 4.875%,  1/15/2030
c
342,735
Total 39,459,651
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
117,000 3.875%,  1/15/2028
c
114,365
259,000 4.375%,  1/15/2028
c
255,372
175,000 6.125%,  6/15/2029
c
177,829
301,000 5.625%,  9/15/2029
c
301,656
Adient Global Holdings, Ltd.
112,000 8.250%,  4/15/2031
c
116,178
173,000 7.500%,  2/15/2033
c
174,904
ADT Security Corporation
266,000 4.125%,  8/1/2029
c
254,123
266,000 4.875%,  7/15/2032
c
248,465
Advance Auto Parts, Inc.
264,000 7.000%,  8/1/2030
c
267,444
166,000 7.375%,  8/1/2033
c
168,125
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
c
395,691
355,000 4.625%,  6/1/2028
c
346,630
Allison Transmission, Inc.
131,000 3.750%,  1/30/2031
c
121,939
American Axle & Manufacturing,
Inc.
462,000 5.000%,  10/1/2029 440,722
177,000 6.375%,  10/15/2032
c
175,185
177,000 7.750%,  10/15/2033
c
172,309

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Consumer Cyclical  0.6% - continued
American Honda Finance
Corporation
$ 605,000 5.100%,  1/8/2036 $ 583,716
Asbury Automotive Group, Inc.
282,000 5.000%,  2/15/2032
c
267,057
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
c
302,310
Aston Martin Capital Holdings, Ltd.
294,000 10.000%,  3/31/2029
c
221,235
Bath & Body Works, Inc.
137,000 6.950%,  3/1/2033 132,197
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
402,000 9.500%,  7/1/2032
c
364,540
Beach Acquisition Bidco, LLC
257,187
0.000%,PIK 10.750%,
7/15/2033
c,i
273,909
Belron UK Finance plc
342,000 5.750%,  10/15/2029
c
344,160
Block Financial, LLC
744,000 5.375%,  9/15/2032 722,050
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
411,000 5.125%,  4/15/2029
a,c
364,069
Boyd Gaming Corporation
279,000 4.750%,  6/15/2031
c
265,277
Brightstar Lottery plc
459,000 5.250%,  1/15/2029
c
455,284
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
177,000 5.750%,  1/15/2033
c
172,058
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
270,000 4.875%,  2/15/2030
c
247,896
Caesars Entertainment, Inc.
168,000 4.625%,  10/15/2029
c
161,598
483,000 7.000%,  2/15/2030
c
488,965
184,000 6.000%,  10/15/2032
a,c
169,282
Carnival Corporation
178,000 5.125%,  5/1/2029
c
176,715
487,000 5.750%,  8/1/2032
c
486,842
246,000 6.125%,  2/15/2033
c
248,466
Carvana Company
200,000
9.000%,PIK 0.000%,
6/1/2030
c,i
208,051
579,260
9.000%,PIK 0.000%,
6/1/2031
c,i
626,356
CBRE Services, Inc.
431,000 4.900%,  1/15/2033 425,018
Churchill Downs, Inc.
149,000 4.750%,  1/15/2028
c
146,991
202,000 6.750%,  5/1/2031
c
205,798
Cushman & Wakefield US
Borrower, LLC
80,000 6.750%,  5/15/2028
c
80,116
Cyprium Corporation/Cyprium
Holdings Luxembourg SARL
74,000 6.125%,  4/15/2031
c
72,950
74,000 6.375%,  4/15/2034
c
71,828
Dana, Inc.
128,000 4.500%,  2/15/2032 119,450
Principal
Amount Long-Term Fixed Income  19.6% Value
Consumer Cyclical  0.6% - continued
Dream Finders Homes, Inc.
$ 266,000 6.875%,  9/15/2030
c
$ 254,505
eG Global Finance plc
80,000 12.000%,  11/30/2028
c
85,596
Expedia Group, Inc.
445,000 5.400%,  2/15/2035 441,469
Flutter Treasury DAC
216,000 5.875%,  6/4/2031
c
213,989
Ford Motor Credit Company, LLC
929,000 2.900%,  2/10/2029 868,867
Forestar Group, Inc.
309,000 6.500%,  3/15/2033
c
305,476
FORVIA SE
411,000 8.000%,  6/15/2030
c
424,628
250,000 6.750%,  9/15/2033
c
244,097
Gap, Inc.
116,000 3.625%,  10/1/2029
c
108,356
112,000 3.875%,  10/1/2031
c
101,457
Garrett Motion Holdings, Inc./
Garrett LX I SARL
318,000 7.750%,  5/31/2032
c
329,265
General Motors Company
438,000 5.350%,  4/15/2028 444,239
General Motors Financial
Company, Inc.
298,000 5.400%,  5/8/2027 300,624
840,000 4.900%,  10/6/2029 844,185
890,000 5.450%,  7/15/2030 910,996
216,000 5.625%,  4/4/2032 221,018
241,000 5.450%,  1/8/2036 237,393
Genting New York, LLC/GENNY
Capital, Inc.
276,000 7.250%,  10/1/2029
c
277,111
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
87,000 8.375%,  1/15/2029
c
79,477
176,000 11.500%,  8/15/2029
c
175,105
304,000 8.750%,  1/15/2032
c
260,259
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,170,558
Goodyear Tire & Rubber Company
161,000 4.875%,  3/15/2027 159,395
170,000 5.000%,  7/15/2029 160,873
264,000 5.250%,  4/30/2031 238,152
Group 1 Automotive, Inc.
242,000 6.375%,  1/15/2030
c
243,623
Hilton Domestic Operating
Company, Inc.
487,000 4.875%,  1/15/2030 479,646
80,000 4.000%,  5/1/2031
c
75,012
470,000 3.625%,  2/15/2032
c
427,075
176,000 5.750%,  9/15/2033
c
175,205
Home Depot, Inc.
699,000 4.250%,  4/1/2046 577,861
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
c
1,095,210
Jacobs Entertainment, Inc.
371,000 6.750%,  2/15/2029
c
346,885
K Hovnanian Enterprises, Inc.
133,000 8.000%,  4/1/2031
c
131,495
KB Home
450,000 4.800%,  11/15/2029 438,193

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Consumer Cyclical  0.6% - continued
Kingpin Intermediate Holdings,
LLC
$ 352,000 7.250%,  10/15/2032
c
$ 311,018
L Brands, Inc.
352,000 6.625%,  10/1/2030
c
355,317
270,000 6.875%,  11/1/2035 265,591
Las Vegas Sands Corporation
200,000 5.900%,  6/1/2027 202,600
881,000 5.625%,  6/15/2028 892,472
Lennar Corporation
550,000 5.200%,  7/30/2030 556,569
Life Time, Inc.
242,000 6.000%,  11/15/2031
c
243,917
Light & Wonder International, Inc.
160,000 7.250%,  11/15/2029
c
163,104
Lindblad Expeditions, LLC
364,000 7.000%,  9/15/2030
c
371,641
Lithia Motors, Inc.
173,000 4.625%,  12/15/2027
c
170,711
Live Nation Entertainment, Inc.
179,000 4.750%,  10/15/2027
c
177,887
Lowe's Companies, Inc.
616,000 5.625%,  4/15/2053 582,350
1,290,000 2.625%,  4/1/2031 1,172,105
Macy's Retail Holdings, LLC
87,000 7.375%,  8/1/2033
c
89,127
188,000 4.500%,  12/15/2034 160,283
366,000 6.375%,  3/15/2037 323,324
Marriott International, Inc./MD
286,000 5.100%,  4/15/2032 290,517
Marriott Ownership Resorts, Inc.
707,000 6.500%,  10/1/2033
c
672,243
Match Group Holdings II, LLC
361,000 4.125%,  8/1/2030
c
334,550
182,000 6.125%,  9/15/2033
c
176,870
Mattamy Group Corporation
222,000 6.000%,  12/15/2033
c
208,470
McDonald's Corporation
784,000 4.450%,  3/1/2047 653,843
Melco Resorts Finance, Ltd.
446,000 5.375%,  12/4/2029
c
428,351
415,000 7.625%,  4/17/2032
c
421,111
250,000 6.500%,  9/24/2033
c
239,945
Meritage Homes Corporation
593,000 5.650%,  3/15/2035 592,353
MGM Resorts International
168,000 4.625%,  9/1/2026 167,785
175,000 6.125%,  9/15/2029 176,037
Michaels Companies, Inc.
428,000 8.500%,  3/15/2033
c
416,655
Millrose Properties, Inc.
220,000 6.375%,  8/1/2030
c
219,932
177,000 6.250%,  9/15/2032
c
173,745
Muvico, LLC
173,995
9.000%,PIK 6.000%,
2/19/2029
a,c,i
164,961
NCL Corporation, Ltd.
265,000 5.875%,  1/15/2031
c
257,465
518,000 6.750%,  2/1/2032
c
514,070
221,000 6.250%,  9/15/2033
c
214,445
Nissan Motor Acceptance
Company, LLC
350,000 5.625%,  9/29/2028
c
343,472
Principal
Amount Long-Term Fixed Income  19.6% Value
Consumer Cyclical  0.6% - continued
$ 350,000 6.125%,  9/30/2030
c
$ 336,364
Nissan Motor Company, Ltd.
425,000 4.810%,  9/17/2030
c
385,842
Penn Entertainment, Inc.
219,000 6.750%,  4/1/2031
c
212,697
Petco Health and Wellness
Company, Inc.
92,000 8.250%,  2/1/2031
c
91,874
PetSmart, LLC/PetSmart Finance
Corporation
504,000 7.500%,  9/15/2032
c
506,454
Phinia, Inc.
249,000 6.625%,  10/15/2032
c
253,081
Rakuten Group, Inc.
241,000 11.250%,  2/15/2027
c
249,439
280,000 9.750%,  4/15/2029
c
298,367
405,000 8.125%,  12/15/2029
c,d,j
401,646
Raven Acquisition Holdings, LLC
341,000 6.875%,  11/15/2031
c
328,743
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
200,000 4.625%,  4/16/2029
c
171,885
Risewell Homes, Inc.
176,000 8.500%,  11/1/2030
c
172,097
S&S Holdings, LLC
326,000 8.375%,  10/1/2031
c
287,546
Service Corporation International/
US
161,000 3.375%,  8/15/2030 148,542
117,000 4.000%,  5/15/2031 109,060
262,000 5.750%,  10/15/2032 261,496
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
80,000 6.625%,  5/1/2032
a,c
79,808
Staples, Inc.
315,000 10.750%,  9/1/2029
c
291,318
Station Casinos, LLC
177,000 4.625%,  12/1/2031
c
165,263
Stellantis Finance US, Inc.
200,000 6.450%,  3/18/2035
c
197,013
Stellantis Financial Services US
Corporation
272,000 5.400%,  9/15/2030
c
267,088
Taylor Morrison Communities, Inc.
133,000 5.750%,  11/15/2032
c
133,116
Tenneco, Inc.
354,000 8.000%,  11/17/2028
c
352,741
TKC Holdings, Inc.
184,000 8.500%,  8/15/2030
c
185,534
Toyota Motor Credit Corporation
665,000 4.800%,  1/11/2036 648,955
Uber Technologies, Inc.
663,000 4.800%,  9/15/2034 649,083
564,000 4.800%,  9/15/2035 547,280
VICI Properties, LP/VICI Note
Company, Inc.
276,000 5.750%,  2/1/2027
c
277,588
452,000 4.125%,  8/15/2030
c
432,857
Victoria's Secret & Company
89,000 4.625%,  7/15/2029
c
84,815

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Consumer Cyclical  0.6% - continued
Victra Holdings, LLC/Victra
Finance Corporation
$ 225,000 8.750%,  9/15/2029
c
$ 233,518
Viking Cruises, Ltd.
666,000 5.875%,  10/15/2033
c
657,550
Wayfair, LLC
115,000 7.250%,  10/31/2029
c
117,390
107,000 7.750%,  9/15/2030
c
111,402
178,000 6.750%,  11/15/2032
c
179,351
Wyndham Hotels & Resorts, Inc.
93,000 5.625%,  3/1/2033
c
91,510
Wynn Macau, Ltd.
336,000 6.750%,  2/15/2034
c
327,910
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
c
149,048
388,000 7.125%,  2/15/2031
c
406,719
Yum! Brands, Inc.
497,000 4.750%,  1/15/2030
c
488,709
ZF North America Capital, Inc.
280,000 7.125%,  4/14/2030
c
276,069
172,000 6.750%,  4/23/2030
c
166,390
260,000 6.875%,  4/23/2032
c
247,027
Total 49,667,437
Consumer Non-Cyclical  0.7%
1261229 B.C., Ltd.
377,000 10.000%,  4/15/2032
c
385,989
Abbott Laboratories
525,000 5.500%,  3/15/2056 514,777
864,000 4.300%,  3/15/2033 845,559
635,000 4.750%,  11/30/2036 623,835
175,000 6.000%,  4/1/2039 188,794
AbbVie, Inc.
300,000 5.400%,  3/15/2054 286,457
315,000 4.125%,  3/15/2031 310,429
1,175,000 4.400%,  3/15/2033 1,153,471
1,322,000 4.500%,  5/14/2035 1,278,491
683,000 5.350%,  3/15/2044 664,792
Acadia Healthcare Company, Inc.
251,000 5.000%,  4/15/2029
c
244,376
209,000 7.375%,  3/15/2033
c
213,979
AdaptHealth, LLC
532,000 4.625%,  8/1/2029
c
506,865
Albertsons Companies, Inc.
136,000 5.625%,  3/31/2032
c
133,894
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
540,000 3.500%,  3/15/2029
c
515,128
89,000 5.500%,  3/31/2031
c
87,992
71,000 6.250%,  3/15/2033
c
71,476
438,000 5.750%,  3/31/2034
c
428,516
Altria Group, Inc.
619,000 6.875%,  11/1/2033 685,564
Amgen, Inc.
919,000 5.600%,  3/2/2043 905,800
Amneal Pharmaceuticals, LLC
88,000 6.875%,  8/1/2032
c
90,591
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,231,000 4.700%,  2/1/2036 1,198,961
Principal
Amount Long-Term Fixed Income  19.6% Value
Consumer Non-Cyclical  0.7% - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 280,000 5.450%,  1/23/2039 $ 284,458
765,000 5.550%,  1/23/2049 742,946
AstraZeneca Finance, LLC
792,000 4.300%,  3/2/2033 776,091
315,000 4.600%,  3/2/2036 308,698
BAT Capital Corporation
620,000 7.079%,  8/2/2043 681,490
Bausch + Lomb Corporation
103,000 8.375%,  10/1/2028
c
106,347
Becton, Dickinson and Company
77,000 3.794%,  5/20/2050 55,672
BellRing Brands, Inc.
156,000 7.000%,  3/15/2030
c
156,041
BioMarin Pharmaceutical, Inc.
250,000 5.500%,  2/15/2034
c
246,139
Bristol-Myers Squibb Company
1,143,000 3.550%,  3/15/2042 902,919
Bunge, Ltd. Finance Corporation
774,000 3.200%,  4/21/2031 721,907
221,000 4.650%,  9/17/2034 213,961
Cargill, Inc.
175,000 5.375%,  10/23/2055
c
165,191
705,000 5.125%,  2/11/2035
c
714,386
Cencora, Inc.
608,000 4.250%,  11/15/2030 596,890
820,000 4.600%,  2/13/2033 806,260
21,000 5.150%,  2/15/2035 21,150
Central Garden & Pet Company
225,000 4.125%,  10/15/2030 211,684
Champ Acquisition Corporation
140,000 8.375%,  12/1/2031
c
146,738
CHS/Community Health Systems,
Inc.
237,000 6.000%,  1/15/2029
c
234,334
132,000 4.750%,  2/15/2031
c
121,694
186,000 10.875%,  1/15/2032
c
199,552
352,000 9.750%,  1/15/2034
c
365,330
Cigna Group
805,000 4.875%,  9/15/2032 803,833
1,365,000 5.250%,  1/15/2036 1,366,759
Conagra Brands, Inc.
683,000 5.750%,  8/1/2035
a
684,738
Concentra Health Services, Inc.
146,000 6.875%,  7/15/2032
c
150,944
Constellation Brands, Inc.
120,000 2.875%,  5/1/2030 112,289
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
201,000 5.600%,  1/15/2031
c
194,575
CVS Health Corporation
355,000 7.000%,  3/10/2055
d
365,859
370,000 6.750%,  12/10/2054
d
374,641
602,000 5.450%,  9/15/2035 604,341
601,000 4.780%,  3/25/2038 553,844
1,286,000 6.000%,  6/1/2044 1,266,092
403,000 5.125%,  7/20/2045 353,735
DaVita, Inc.
189,000 3.750%,  2/15/2031
c
173,303
332,000 6.875%,  9/1/2032
c
340,110
176,000 6.750%,  7/15/2033
c
179,019

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Consumer Non-Cyclical  0.7% - continued
Edgewell Personal Care Company
$ 380,000 5.500%,  6/1/2028
c
$ 377,937
Eli Lilly & Company
323,000 5.500%,  2/12/2055 316,602
459,000 4.950%,  2/27/2063 402,926
Embecta Corporation
353,000 6.750%,  2/15/2030
c
330,051
Encompass Health Corporation
256,000 4.500%,  2/1/2028 253,728
Endo Finance Holdings, LP
326,000 8.500%,  4/15/2031
c
341,346
Energizer Holdings, Inc.
425,000 6.000%,  9/15/2033
c
398,027
General Mills, Inc.
246,000 4.950%,  3/29/2033 243,168
Genmab AS/Genmab Finance,
LLC
443,000 6.250%,  12/15/2032
c
454,178
Grifols SA
176,000 4.750%,  10/15/2028
c
172,387
Hasbro, Inc.
198,000 4.650%,  3/12/2031 195,529
HCA, Inc.
557,000 5.250%,  3/1/2030 568,404
1,059,000 3.500%,  9/1/2030 1,005,670
532,000 4.600%,  11/15/2032 517,467
444,000 5.450%,  9/15/2034 448,155
HLF Financing SARL, LLC/
Herbalife International, Inc.
345,000 12.250%,  4/15/2029
c
367,913
274,000 4.875%,  6/1/2029
c
256,394
Illumina, Inc.
108,000 4.650%,  9/9/2026 108,013
Imperial Brands Finance plc
950,000 3.875%,  7/26/2029
c
926,790
Industrial F&B Investments III, Inc.
207,000 7.750%,  2/11/2033
c
209,143
Insulet Corporation
105,000 6.500%,  4/1/2033
c
107,174
IQVIA, Inc.
352,000 6.250%,  6/1/2032
c
357,453
Jazz Securities DAC
212,000 4.375%,  1/15/2029
c
206,759
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food
Company Holdings
494,000 6.375%,  4/15/2066 484,743
600,000 5.950%,  4/20/2035 622,838
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
312,000 9.000%,  2/15/2029
c
324,808
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 694,280
Kraft Heinz Foods Company
411,000 5.000%,  6/4/2042 361,418
638,000 4.375%,  6/1/2046 498,815
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
c
167,560
177,000 4.375%,  1/31/2032
c
164,425
LifePoint Health, Inc.
181,000 9.875%,  8/15/2030
c
191,410
129,000 10.000%,  6/1/2032
c
131,739
Principal
Amount Long-Term Fixed Income  19.6% Value
Consumer Non-Cyclical  0.7% - continued
Medline Borrower, LP
$ 159,000 3.875%,  4/1/2029
c
$ 153,811
344,000 5.250%,  10/1/2029
c
340,970
Merck & Company, Inc.
735,000 5.550%,  12/4/2055 713,760
Newell Brands, Inc.
166,000 6.375%,  9/15/2027 166,812
254,000 6.625%,  9/15/2029 247,925
203,000 6.375%,  5/15/2030 194,863
87,000 6.625%,  5/15/2032
a
83,258
178,000 7.500%,  4/1/2046 142,828
Novartis Capital Corporation
516,000 4.700%,  9/18/2054 450,775
Organon & Company/Organon
Foreign Debt Co-Issuer BV
177,000 4.125%,  4/30/2028
c
171,753
454,000 5.125%,  4/30/2031
c
370,005
Performance Food Group, Inc.
367,000 4.250%,  8/1/2029
c
352,527
184,000 5.625%,  3/1/2034
c
177,467
Perrigo Finance Unlimited
Company
284,000 4.900%,  6/15/2030 256,379
331,000 6.125%,  9/30/2032 302,015
Pfizer Investment Enterprises,
Private Ltd.
182,000 5.300%,  5/19/2053 169,145
611,000 5.110%,  5/19/2043 576,537
Pfizer, Inc.
334,000 4.500%,  11/15/2032 331,259
Philip Morris International, Inc.
484,000 5.500%,  9/7/2030 502,598
923,000 5.375%,  2/15/2033 948,606
Post Holdings, Inc.
241,000 4.625%,  4/15/2030
c
231,361
397,000 4.500%,  9/15/2031
c
369,135
357,000 6.250%,  10/15/2034
c
349,577
267,000 6.500%,  3/15/2036
c
261,479
Prime Healthcare Services, Inc.
727,000 9.375%,  9/1/2029
c
753,899
Radiology Partners, Inc.
164,000 8.500%,  7/15/2032
c
166,275
Roche Holdings, Inc.
550,000 4.666%,  12/2/2035
c
540,445
Royalty Pharma plc
546,000 5.150%,  9/2/2029 555,832
346,000 5.200%,  9/25/2035 341,478
Select Medical Corporation
168,000 6.250%,  12/1/2032
c
160,120
Simmons Foods, Inc.
300,000 4.625%,  3/1/2029
c
288,716
Sotera Health Holdings, LLC
171,000 7.375%,  6/1/2031
c
176,638
Spectrum Brands, Inc.
42,000 3.875%,  3/15/2031
c
36,251
Star Parent, Inc.
179,000 9.000%,  10/1/2030
c
185,444
Stryker Corporation
466,000 5.200%,  2/10/2035 471,858
Surgery Center Holdings, Inc.
183,000 7.250%,  4/15/2032
a,c
179,738
Sysco Corporation
935,000 6.600%,  4/1/2040 998,342

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Consumer Non-Cyclical  0.7% - continued
Takeda Pharmaceutical Company,
Ltd.
$ 290,000 5.650%,  7/5/2054 $ 277,912
600,000 5.650%,  7/5/2044 589,105
TEAM Services Holding, Inc.
280,000 9.000%,  2/15/2033
c
274,553
Tenet Healthcare Corporation
742,000 5.125%,  11/1/2027 741,274
439,000 4.375%,  1/15/2030 425,205
407,000 6.750%,  5/15/2031 416,008
266,000 5.500%,  11/15/2032
c
263,547
Teva Pharmaceutical Finance
Company, LLC
168,000 6.150%,  2/1/2036 173,093
Thermo Fisher Scientific, Inc.
334,000 4.902%,  2/12/2036 331,628
Tyson Foods, Inc.
304,000 4.950%,  2/20/2036 296,949
US Acute Care Solutions, LLC
426,000 9.750%,  5/15/2029
c
411,537
Whirlpool Corporation
152,000 6.500%,  6/15/2033 144,009
Wyeth, LLC
619,000 6.500%,  2/1/2034 683,744
Total 57,595,391
Energy  0.5%
Aethon United BR, LP/Aethon
United Finance Corporation
78,000 7.500%,  10/1/2029
c
81,351
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
352,000 5.375%,  6/15/2029
c
350,871
Archrock Services, LP/Archrock
Partners Finance Corporation
274,000 6.000%,  2/1/2034
c
271,277
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
166,000 5.875%,  6/30/2029
c
165,846
176,000 6.625%,  7/15/2033
c
179,022
Baker Hughes Holdings, LLC/
Baker Hughes Co-Obligor, Inc.
794,000 5.000%,  6/15/2036 779,551
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
266,000 7.000%,  7/15/2029
c
274,797
Boardwalk Pipelines, LP
798,000 5.375%,  2/15/2036 785,159
BP Capital Markets America, Inc.
1,637,000 2.939%,  6/4/2051 1,032,087
Buckeye Partners, LP
228,000 4.500%,  3/1/2028
c
224,232
153,000 6.875%,  7/1/2029
c
157,472
79,000 6.750%,  2/1/2030
c
81,529
California Resources Corporation
122,000 8.250%,  6/15/2029
c
127,640
109,000 7.000%,  1/15/2034
c
109,890
Cheniere Energy, Inc.
170,000 5.650%,  4/15/2034 175,020
CNX Resources Corporation
184,000 5.875%,  3/1/2034
c
179,193
Principal
Amount Long-Term Fixed Income  19.6% Value
Energy  0.5% - continued
Columbia Pipelines Holding
Company, LLC
$ 155,000 6.042%,  8/15/2028
c
$ 160,037
Columbia Pipelines Operating
Company, LLC
153,000 5.927%,  8/15/2030
c
160,146
Comstock Resources, Inc.
236,000 6.750%,  3/1/2029
c
233,204
410,000 5.875%,  1/15/2030
c
396,703
Continental Resources, Inc.
1,076,000 2.268%,  11/15/2026
c
1,058,663
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
c
367,666
Crescent Energy Finance, LLC
251,000 7.750%,  7/31/2029
c
252,883
231,000 7.625%,  4/1/2032
c
234,425
370,000 7.875%,  4/15/2032
c
378,013
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
360,000 8.625%,  3/15/2029
c
372,517
176,000 7.375%,  6/30/2033
c
177,455
Diamond Foreign Asset Company/
Diamond Finance, LLC
123,000 8.500%,  10/1/2030
c
129,942
Diamondback Energy, Inc.
860,000 5.750%,  4/18/2054 813,339
Eastern Energy Gas Holdings, LLC
750,000 5.800%,  1/15/2035 777,791
Energy Transfer, LP
441,000 6.500%,  2/15/2056
d
435,699
639,000 4.000%,  10/1/2027 634,737
800,000 5.150%,  2/1/2043 708,082
1,100,000 6.000%,  6/15/2048 1,055,891
Excelerate Energy, LP
151,000 8.000%,  5/15/2030
c
158,038
Exxon Mobil Corporation
600,000 3.452%,  4/15/2051 427,367
Genesis Energy LP/Genesis
Energy Finance Corporation
266,000 8.875%,  4/15/2030 277,759
400,000 7.875%,  5/15/2032 411,364
137,000 6.750%,  3/15/2034 136,353
Halliburton Company
615,000 5.000%,  11/15/2045 545,490
Harvest Midstream I, LP
417,000 7.500%,  9/1/2028
c
421,045
Hess Midstream Operations, LP
362,000 4.250%,  2/15/2030
c
347,859
Hilcorp Energy I, LP/Hilcorp
Finance Company
456,000 5.750%,  2/1/2029
c
449,621
161,000 6.000%,  4/15/2030
c
156,712
279,000 6.250%,  4/15/2032
c
270,024
Howard Midstream Energy
Partners, LLC
199,000 7.375%,  7/15/2032
c
205,775
262,000 6.625%,  1/15/2034
c
262,996
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
c
456,999
Kodiak Gas Services, LLC
177,000 6.500%,  10/1/2033
c
178,912
88,000 6.750%,  10/1/2035
c
89,400

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Energy  0.5% - continued
Moss Creek Resources Holdings,
Inc.
$ 85,000 8.250%,  9/1/2031
c
$ 84,947
MPLX, LP
350,000 4.800%,  2/15/2031 350,801
1,231,000 4.950%,  9/1/2032 1,225,420
230,000 5.000%,  3/1/2033 228,708
453,000 5.300%,  4/1/2036 446,519
Nabors Industries, Inc.
411,000 9.125%,  1/31/2030
c
431,546
267,000 7.625%,  11/15/2032
c
273,314
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
133,000 8.125%,  2/15/2029
c
137,010
369,000 8.375%,  2/15/2032
c
380,271
Noble Finance II, LLC
338,000 8.000%,  4/15/2030
c
348,000
Northern Oil and Gas, Inc.
254,000 8.750%,  6/15/2031
c
264,121
ONEOK, Inc.
465,000 5.700%,  11/1/2054 424,232
540,000 4.750%,  10/15/2031 534,264
331,000 5.600%,  4/1/2044 304,354
Ovintiv, Inc.
616,000 7.200%,  11/1/2031 676,931
PBF Holding Company, LLC/PBF
Finance Corporation
273,000 6.000%,  2/15/2028 271,759
270,000 7.875%,  9/15/2030
c
277,266
Prairie Acquiror, LP
265,000 9.000%,  8/1/2029
c
273,741
Precision Drilling Corporation
221,000 6.875%,  1/15/2029
c
222,627
Rockies Express Pipeline, LLC
416,000 4.950%,  7/15/2029
c
405,627
Santos Finance, Ltd.
243,000 5.750%,  11/13/2035
c
243,563
Saturn Oil & Gas, Inc.
101,000 9.625%,  6/15/2029
c
105,728
SESI, LLC
177,000 7.875%,  9/30/2030
c
180,489
SM Energy Company
245,000 6.500%,  7/15/2028 245,639
509,000 8.750%,  7/1/2031
c
532,054
114,000 7.000%,  8/1/2032
c
116,405
282,000 6.625%,  4/15/2034
c
281,203
South Bow USA Infrastructure
Holdings, LLC
485,000 5.026%,  10/1/2029 488,125
193,000 5.584%,  10/1/2034 191,680
Sunoco, LP
482,000 7.000%,  5/1/2029
c
494,415
354,000 5.875%,  3/15/2034
c
350,090
Sunoco, LP/Sunoco Finance
Corporation
229,000 5.875%,  3/15/2028 228,906
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
169,000 5.500%,  1/15/2028
c
167,570
241,000 7.375%,  2/15/2029
c
247,926
442,000 6.750%,  3/15/2034
c
444,213
Talos Production, Inc.
96,000 9.000%,  2/1/2029
c
99,928
Principal
Amount Long-Term Fixed Income  19.6% Value
Energy  0.5% - continued
Targa Resources Corporation
$ 1,077,000 4.200%,  2/1/2033 $ 1,019,637
TGNR Intermediate Holdings, LLC
361,000 5.500%,  10/15/2029
c
352,969
TotalEnergies Capital SA
7,000 5.275%,  9/10/2054 6,529
TotalEnergies Capital USA, LLC
937,000 4.569%,  1/13/2033 927,513
Transocean International, Ltd.
195,000 8.250%,  5/15/2029
c
201,485
142,800 8.750%,  2/15/2030
c
148,540
USA Compression Partners, LP/
USA Compression Finance
Corporation
281,000 7.125%,  3/15/2029
c
287,513
266,000 6.250%,  10/1/2033
c
265,163
Valaris, Ltd.
175,000 8.375%,  4/30/2030
c
181,333
Var Energi ASA
200,000 5.875%,  5/22/2030
c
206,329
Venture Global LNG, Inc.
597,000 8.125%,  6/1/2028
c
610,564
381,000 9.000%,  9/30/2029
c,d,j
379,494
145,000 7.000%,  1/15/2030
a,c
148,053
692,000 8.375%,  6/1/2031
c
719,663
330,000 9.875%,  2/1/2032
c
354,416
Venture Global Plaquemines LNG,
LLC
137,000 6.125%,  12/15/2030
c
140,894
247,000 6.500%,  1/15/2034
c
257,484
137,000 6.500%,  6/15/2034
c
142,610
176,000 7.750%,  5/1/2035
c
197,257
464,000 6.750%,  1/15/2036
c
491,447
Western Midstream Operating, LP
488,000 4.800%,  3/1/2031 482,734
308,000 6.150%,  4/1/2033 321,453
Williams Companies, Inc.
1,015,000 7.500%,  1/15/2031 1,134,450
220,000 5.600%,  3/15/2035 224,829
Total 39,299,595
Financials  1.7%
200 Park Funding Trust
200,000 5.740%,  2/15/2055
c
192,152
Acrisure, LLC/Acrisure Finance,
Inc.
69,000 4.250%,  2/15/2029
c
65,125
80,000 7.500%,  11/6/2030
c
80,245
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
805,000 5.375%,  12/15/2031 817,675
450,000 4.750%,  1/15/2033 437,382
Agree, LP
444,000 5.625%,  6/15/2034 453,425
Air Lease Corporation
169,000 4.650%,  6/15/2026
d,j
167,926
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
159,000 4.250%,  10/15/2027
c
155,829
220,000 6.750%,  4/15/2028
c
221,199
231,000 7.000%,  1/15/2031
c
232,966
Ally Financial, Inc.
1,194,000 8.000%,  11/1/2031 1,323,939

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Financials  1.7% - continued
$ 251,000 6.700%,  2/14/2033
a
$ 252,744
American Express Company
132,000 5.043%,  7/26/2028
d
133,136
222,000 5.085%,  1/30/2031
d
225,755
545,000 5.412%,  2/8/2041
d
540,785
American Homes 4 Rent, LP
212,000 4.950%,  6/15/2030 212,775
American International Group, Inc.
1,248,000 5.125%,  3/27/2033 1,260,029
Americold Realty Operating
Partnership, LP
580,000 5.600%,  5/15/2032 573,750
Ameriprise Financial, Inc.
796,000 5.200%,  4/15/2035 793,853
AmWINS Group, Inc.
133,000 6.375%,  2/15/2029
c
133,770
89,000 4.875%,  6/30/2029
c
85,259
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
c,d
605,844
Aon Global, Ltd.
441,000 4.600%,  6/14/2044 373,676
Aon North America, Inc.
455,000 5.750%,  3/1/2054 438,405
Apollo Debt Solutions BDC
546,000 5.700%,  1/23/2031
c
532,638
652,000 6.700%,  7/29/2031 659,614
Ares Capital Corporation
533,000 5.875%,  3/1/2029 536,780
Ares Strategic Income Fund
896,000 5.450%,  9/9/2028
c
886,676
Arthur J. Gallagher & Company
154,000 6.750%,  2/15/2054 166,295
226,000 5.750%,  7/15/2054 216,779
Asurion, LLC/Asurion Co-Issuer,
Inc.
368,000 8.000%,  12/31/2032
c
381,781
184,000 8.375%,  2/1/2034
c
178,639
Atlas Warehouse Lending
Company, LP
650,000 4.950%,  11/15/2030
c
637,598
Aviation Capital Group, LLC
396,000 5.125%,  4/10/2030
c
398,063
757,000 4.875%,  1/28/2033
c
730,511
Avolon Holdings Funding, Ltd.
368,000 4.950%,  1/15/2028
c
369,211
758,000 5.750%,  3/1/2029
c
775,147
787,000 5.375%,  5/30/2030
c
795,581
335,000 4.700%,  1/30/2031
c
328,265
Azorra Finance, Ltd.
460,000 6.250%,  2/15/2034
c
426,922
Banco Santander SA
1,200,000 4.175%,  3/24/2028
d
1,194,714
Bank of America Corporation
800,000 3.824%,  1/20/2028
d
796,011
537,000 5.202%,  4/25/2029
d
544,646
450,000 2.087%,  6/14/2029
d
428,148
1,500,000 2.496%,  2/13/2031
d
1,386,482
1,475,000 1.922%,  10/24/2031
d
1,307,211
923,000 2.972%,  2/4/2033
d
835,512
953,000 4.571%,  4/27/2033
d
936,337
928,000 5.872%,  9/15/2034
d
971,765
902,000 5.425%,  8/15/2035
d
899,892
1,230,000 3.846%,  3/8/2037
d
1,139,343
Principal
Amount Long-Term Fixed Income  19.6% Value
Financials  1.7% - continued
Bank of New York Mellon
Corporation
$ 35,000 6.317%,  10/25/2029
d
$ 36,644
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 311,529
424,000 4.813%,  2/2/2034
d
417,980
Barclays plc
954,000 4.972%,  5/16/2029
d
959,804
864,000 4.942%,  9/10/2030
d
868,452
900,000 5.746%,  8/9/2033
d
924,066
490,000 5.860%,  8/11/2046
d
481,170
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 772,718
BlackRock Funding, Inc.
305,000 5.250%,  3/14/2054 283,709
Blackstone Private Credit Fund
590,000 5.600%,  11/22/2029 573,908
570,000 5.050%,  9/10/2030 537,398
Blackstone Reg Finance
Company, LLC
180,000 4.950%,  2/15/2036 173,720
Blue Owl Credit Income
Corporation
769,000 4.700%,  2/8/2027 760,307
Blue Owl Technology Finance
Corporation
83,000 6.100%,  3/15/2028 82,030
620,000 6.750%,  4/4/2029
a
610,139
575,000 6.125%,  1/23/2031
a
542,328
BNP Paribas SA
890,000 5.283%,  11/19/2030
c,d
903,550
Brookfield Asset Management,
Ltd.
104,000 6.077%,  9/15/2055 102,742
Brookfield Finance, Inc.
330,000 5.813%,  3/3/2055 312,607
Brown & Brown, Inc.
161,000 5.550%,  6/23/2035 160,786
Burford Capital Global Finance,
LLC
383,000 9.250%,  7/1/2031
c
345,658
177,000 7.500%,  7/15/2033
c
147,353
217,000 8.500%,  1/15/2034
c
186,342
Camden Property Trust
1,012,000 3.150%,  7/1/2029 970,577
Capital One Financial Corporation
303,000 4.722%,  1/30/2032
d
298,405
Charles Schwab Corporation
619,000 6.136%,  8/24/2034
d
658,856
798,000 4.914%,  11/14/2036
d
775,667
Chubb INA Holdings, LLC
542,000 4.350%,  11/3/2045 456,325
Citadel Finance, LLC
1,000,000 5.900%,  2/10/2030
c
1,004,844
Citadel, LP
465,000 6.375%,  1/23/2032
c
481,945
Citigroup, Inc.
1,094,000 3.668%,  7/24/2028
d
1,082,349
915,000 3.520%,  10/27/2028
d
901,385
201,000 6.875%,  8/15/2030
d,j
202,419
873,000 4.952%,  5/7/2031
d
878,658
1,308,000 4.910%,  5/24/2033
d
1,302,078
778,000 6.174%,  5/25/2034
d
805,322

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Financials  1.7% - continued
$ 670,000 6.020%,  1/24/2036
d
$ 684,022
CNA Financial Corporation
453,000 5.125%,  2/15/2034 445,961
Constellation Insurance, Inc.
328,000 6.800%,  1/24/2030
c
328,395
COPT Defense Properties, LP
532,000 4.500%,  10/15/2030 525,126
Corebridge Financial, Inc.
332,000 6.375%,  9/15/2054
d
326,300
462,000 4.350%,  4/5/2042 379,685
Countrywide Home Loans, Inc.
338,640
5.750%,  4/25/2037, Ser.
2007-3, Class A27 142,991
Cousins Properties, LP
193,000 5.375%,  2/15/2032 194,201
580,000 4.875%,  3/1/2033 558,406
Credit Agricole SA
563,000 5.230%,  1/9/2029
c,d
569,161
666,000 4.818%,  9/25/2033
c,d
652,412
663,000 5.261%,  1/12/2037
c,d
648,585
Credit Suisse Group AG
900,000 7.250%,  N/A
*,k
216,000
Deutsche Bank AG/New York, NY
465,000 5.297%,  5/9/2031
d
469,799
280,000 4.950%,  8/4/2031
d
278,945
1,175,000 3.729%,  1/14/2032
d
1,091,969
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,312,000 5.950%,  9/17/2030
c
1,231,974
Elevance Health, Inc.
820,000 4.625%,  5/15/2042 718,008
Encore Capital Group, Inc.
233,000 8.500%,  5/15/2030
c
246,354
200,000 6.625%,  4/15/2031
c
199,000
EPR Properties
100,000 4.950%,  4/15/2028 99,866
711,000 4.750%,  11/15/2030 693,928
ERP Operating, LP
515,000 4.950%,  6/15/2032 518,432
Essential Properties, LP
221,000 5.400%,  12/1/2035 217,244
F&G Global Funding
595,000 4.650%,  9/8/2028
c
587,524
Fifth Third Financial Corporation
219,000 5.982%,  1/30/2030
d
225,977
First Citizens BancShares, Inc./NC
805,000 5.600%,  9/5/2035
d
786,787
FirstCash, Inc.
407,000 5.625%,  1/1/2030
c
404,741
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
c
607,612
Franklin BSP Capital Corporation
597,000 6.000%,  10/2/2030
c
568,701
Freedom Mortgage Holdings, LLC
378,000 9.250%,  2/1/2029
c
383,137
176,000 6.875%,  5/1/2031
c
164,544
163,000 9.125%,  5/15/2031
c
165,690
212,000 8.375%,  4/1/2032
c
208,543
176,000 7.875%,  4/1/2033
c
165,013
FTAI Aviation Investors, LLC
171,000 5.500%,  5/1/2028
c
170,940
Principal
Amount Long-Term Fixed Income  19.6% Value
Financials  1.7% - continued
$ 224,000 7.000%,  5/1/2031
c
$ 229,629
232,000 7.000%,  6/15/2032
c
237,827
GGAM Finance, Ltd.
166,000 8.000%,  6/15/2028
c
172,284
452,000 5.875%,  3/15/2030
c
450,348
Global Aircraft Leasing Company,
Ltd.
490,000 8.750%,  9/1/2027
c
497,125
Global Net Lease, Inc.
105,000 4.500%,  9/30/2028
c
101,743
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
125,000 3.750%,  12/15/2027
c
121,122
goeasy, Ltd.
261,000 9.250%,  12/1/2028
c
242,759
82,000 7.625%,  7/1/2029
c
71,961
355,000 6.875%,  2/15/2031
c
285,599
Goldman Sachs BDC, Inc.
394,000 6.375%,  3/11/2027 395,970
755,000 5.650%,  9/9/2030 725,702
Goldman Sachs Group, Inc.
931,000 6.484%,  10/24/2029
d
973,961
640,000 5.218%,  4/23/2031
d
650,794
275,000 1.992%,  1/27/2032
d
241,349
2,326,000 3.102%,  2/24/2033
d
2,100,724
400,000 4.939%,  10/21/2036
d
387,366
576,000 5.387%,  2/2/2041
d
556,503
367,000 5.541%,  1/21/2047
d
349,735
Goldman Sachs Private Credit
Corporation
272,000 5.050%,  2/23/2028
c
267,850
310,000 5.875%,  5/6/2028
a,c
309,187
313,000 5.375%,  1/31/2029
c
307,653
Golub Capital Private Credit Fund
145,000 5.600%,  4/15/2031
c
138,369
Healthcare Realty Holdings, LP
1,000,000 2.000%,  3/15/2031 868,316
Highwoods Realty, LP
215,000 5.350%,  1/15/2033 209,925
Howard Hughes Corporation
106,000 4.125%,  2/1/2029
c
100,264
143,000 5.875%,  3/1/2032
c
137,607
HPS Corporate Lending Fund
325,000 5.150%,  4/2/2029
c
315,786
HSBC Holdings plc
200,000 6.875%,  9/11/2029
d,j
201,365
661,000 5.130%,  3/3/2031
d
668,470
850,000 5.741%,  9/10/2036
d
850,943
HUB International, Ltd.
466,000 7.250%,  6/15/2030
c
477,372
Huntington Bancshares, Inc./OH
652,000 6.141%,  11/18/2039
d
664,067
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
565,000 5.250%,  5/15/2027 553,648
Jane Street Group/JSG Finance,
Inc.
263,000 4.500%,  11/15/2029
c
254,902
104,000 7.125%,  4/30/2031
c
106,907
173,000 6.125%,  11/1/2032
c
171,078
551,000 6.750%,  5/1/2033
c
559,027

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Financials  1.7% - continued
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
$ 137,000 5.000%,  8/15/2028
c
$ 127,665
342,000 6.625%,  10/15/2031
c
326,062
Jefferson Capital Holdings, LLC
133,000 6.000%,  8/15/2026
c
133,084
165,000 9.500%,  2/15/2029
c
173,119
123,000 8.250%,  5/15/2030
c
128,009
JPMorgan Chase & Company
1,475,000 4.203%,  7/23/2029
d
1,466,520
900,000 2.522%,  4/22/2031
d
831,696
303,000 4.347%,  1/22/2032
d
298,724
1,100,000 1.953%,  2/4/2032
d
968,547
1,229,000 4.586%,  4/26/2033
d
1,212,626
923,000 4.912%,  7/25/2033
d
923,637
651,000 5.766%,  4/22/2035
d
678,072
375,000 5.502%,  1/24/2036
d
383,827
762,000 4.810%,  10/22/2036
d
739,876
757,000 5.193%,  2/5/2037
d
743,878
605,000 5.534%,  11/29/2045
d
594,231
Kilroy Realty, LP
310,000 4.250%,  8/15/2029 299,677
572,000 5.875%,  10/15/2035 551,455
Liberty Mutual Group, Inc.
90,000 4.125%,  12/15/2051
c,d
87,922
Lincoln National Corporation
1,220,000 2.330%,  8/15/2030 1,089,991
Lloyds Banking Group plc
920,000 5.871%,  3/6/2029
d
942,730
625,000 4.425%,  11/4/2031
d
616,213
LPL Holdings, Inc.
809,000 4.900%,  4/3/2028 811,402
Macquarie AirFinance Holdings,
Ltd.
159,000 6.400%,  3/26/2029
c
164,743
418,000 5.150%,  3/17/2030
c
415,862
Macquarie Bank, Ltd.
901,000 5.642%,  8/13/2036
c,d
896,078
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 218,095
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
c
680,378
Mitsubishi UFJ Financial Group,
Inc.
800,000 5.057%,  1/14/2037
d
785,942
Mizuho Financial Group, Inc.
398,000 5.098%,  5/13/2031
d
403,222
Molina Healthcare, Inc.
104,000 4.375%,  6/15/2028
c
100,564
200,000 6.250%,  1/15/2033
c
193,918
Morgan Stanley
514,000 5.516%,  11/19/2055
d
488,042
615,000 5.164%,  4/20/2029
d
622,084
612,000 3.622%,  4/1/2031
d
586,850
615,000 5.250%,  4/21/2034
d
616,920
476,000 5.831%,  4/19/2035
d
494,177
280,000 5.587%,  1/18/2036
d
285,467
1,076,000 5.297%,  4/20/2037
d
1,073,382
728,000 5.314%,  1/18/2041
d
702,755
MPT Operating Partnership, LP/
MPT Finance Corporation
320,000 8.500%,  2/15/2032
c
324,420
Principal
Amount Long-Term Fixed Income  19.6% Value
Financials  1.7% - continued
Nasdaq, Inc.
$ 750,000 3.250%,  4/28/2050 $ 499,199
NatWest Group plc
650,000 4.445%,  5/8/2030
d
646,087
925,000 6.475%,  6/1/2034
d
959,991
Navient Corporation
96,000 5.000%,  3/15/2027 93,837
106,000 5.500%,  3/15/2029 97,155
Nippon Life Insurance Company
876,000 5.046%,  4/2/2033
c,f
877,074
Nomura Holdings, Inc.
598,000 5.783%,  7/3/2034 614,239
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 749,156
419,000 5.200%,  7/1/2030 420,702
Omnis Funding Trust
492,000 6.722%,  5/15/2055
c
497,374
OneMain Finance Corporation
168,000 3.500%,  1/15/2027 164,827
236,000 3.875%,  9/15/2028 224,283
175,000 6.750%,  3/15/2032 169,792
747,000 7.125%,  9/15/2032 735,688
Osaic Holdings, Inc.
138,000 6.750%,  8/1/2032
c
138,017
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
457,000 4.875%,  5/15/2029
c
438,673
PennyMac Financial Services, Inc.
88,000 7.125%,  11/15/2030
c
87,452
263,000 6.875%,  5/15/2032
c
253,793
184,000 6.875%,  2/15/2033
c
176,040
88,000 6.750%,  2/15/2034
c
82,354
Phoenix Aviation Capital, Ltd.
281,000 9.250%,  7/15/2030
c
282,767
Pinnacle Bank/Nashville, TN
1,201,000 5.625%,  2/15/2028 1,214,463
PNC Financial Services Group,
Inc.
307,000 6.615%,  10/20/2027
d
310,534
633,000 5.423%,  1/25/2041
d
620,118
PRA Group, Inc.
254,000 8.375%,  2/1/2028
c
255,737
Prologis Targeted US Logistics
Fund, LP
618,000 5.250%,  4/1/2029
c
629,714
294,000 5.250%,  1/15/2035
c
294,343
Prologis, LP
416,000 5.250%,  3/15/2054 387,944
Protective Life Corporation
730,000 4.700%,  1/15/2031
c
722,967
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
d
1,119,544
Regency Centers, LP
461,000 5.250%,  1/15/2034 465,981
RGA Global Funding
298,000 5.500%,  1/11/2031
c
306,278
RHP Hotel Properties, LP/RHP
Finance Corporation
163,000 4.500%,  2/15/2029
c
158,012
45,000 5.750%,  3/15/2034
c
44,408
Rithm Capital Corporation
89,000 8.000%,  4/1/2029
c
87,436

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Financials  1.7% - continued
$ 299,000 8.000%,  7/15/2030
c
$ 288,589
RLJ Lodging Trust, LP
149,000 4.000%,  9/15/2029
c
139,551
Rocket Companies, Inc.
170,000 6.500%,  8/1/2029
c
171,913
162,000 6.125%,  8/1/2030
c
163,495
87,000 7.125%,  2/1/2032
c
89,674
264,000 6.375%,  8/1/2033
c
266,836
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
140,000 3.625%,  3/1/2029
c
132,579
301,000 3.875%,  3/1/2031
c
277,756
115,000 4.000%,  10/15/2033
c
103,082
Ryan Specialty, LLC
85,000 4.375%,  2/1/2030
c
82,346
398,000 5.875%,  8/1/2032
c
393,369
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
d
317,606
699,000 5.473%,  3/20/2029
d
708,728
268,000 6.174%,  1/9/2030
d
276,909
Sixth Street Lending Partners
400,000 6.125%,  7/15/2030 397,656
SLM Corporation
138,000 6.500%,  1/31/2030 135,476
Societe Generale SA
172,000 10.000%,  11/14/2028
c,d,j
185,777
723,000 5.249%,  5/22/2029
c,d
730,016
575,000 5.439%,  10/3/2036
c,d
562,575
Standard Chartered plc
400,000 5.545%,  1/21/2029
c,d
405,903
Starwood Property Trust, Inc.
132,000 4.375%,  1/15/2027
c
131,333
266,000 5.250%,  10/15/2028
c
262,968
201,000 6.500%,  10/15/2030
c
203,857
89,000 5.750%,  1/15/2031
c
87,888
State Street Corporation
73,000 4.530%,  2/20/2029
d
73,410
Stonebriar ABF Issuer, LLC
142,000 8.125%,  12/15/2030
c
146,777
Stonex Escrow Issuer, LLC
482,000 6.875%,  7/15/2032
c
487,122
Sumitomo Mitsui Financial Group,
Inc.
850,000 1.710%,  1/12/2031 742,453
839,000 5.334%,  3/3/2041
d
813,550
Synchrony Financial
831,000 4.947%,  2/25/2032
d
806,488
169,000 7.250%,  2/2/2033 172,613
Takeoff Merger Sub, Inc.
914,000 4.850%,  3/24/2031
c
902,570
Toronto-Dominion Bank
309,000 5.146%,  9/10/2034
d
309,340
324,000 4.928%,  10/15/2035 318,768
TPG Operating Group II, LP
629,000 4.875%,  5/15/2031 616,909
Travelers Companies, Inc.
128,000 5.050%,  7/24/2035 128,205
Truist Financial Corporation
623,000 6.047%,  6/8/2027
d
624,569
440,000 5.125%,  12/15/2027
d,j
432,955
730,000 4.597%,  1/27/2032
d
722,221
770,000 5.122%,  1/26/2034
d
767,929
390,000 5.711%,  1/24/2035
d
402,302
Principal
Amount Long-Term Fixed Income  19.6% Value
Financials  1.7% - continued
U.S. Bancorp
$ 954,000 5.775%,  6/12/2029
d
$ 981,265
244,000 5.836%,  6/12/2034
d
254,670
416,000 5.678%,  1/23/2035
d
429,669
UBS Group AG
200,000 6.600%,  8/5/2030
c,d,j
195,207
767,000 3.091%,  5/14/2032
c,d
703,397
589,000 5.699%,  2/8/2035
c,d
603,794
300,000 5.379%,  9/6/2045
c,d
283,239
United Wholesale Mortgage, LLC
440,000 5.500%,  4/15/2029
c
411,834
Unum Group
460,000 5.250%,  12/15/2035 449,902
Vornado Realty, LP
92,000 5.750%,  2/1/2033 90,218
Wells Fargo & Company
1,103,000 4.900%,  1/24/2028
d
1,107,000
858,000 3.526%,  3/24/2028
d
850,922
607,000 5.707%,  4/22/2028
d
614,830
644,000 5.574%,  7/25/2029
d
658,794
507,000 5.389%,  4/24/2034
d
514,593
703,000 4.960%,  1/23/2037
d
684,822
1,180,000 4.900%,  11/17/2045 1,012,907
Western Alliance Bank
325,000 6.537%,  11/15/2035
d
318,315
Wynnton Funding Trust II
221,000 5.991%,  8/15/2055
c
218,400
XHR, LP
189,000 4.875%,  6/1/2029
c
183,093
87,000 6.625%,  5/15/2030
c
87,836
Zions Bancorp NA
564,000 4.704%,  8/18/2028
d
558,978
465,000 4.483%,  2/9/2029
d
461,528
Total 145,050,302
Foreign Government  <0.1%
Corporacion Nacional del Cobre
de Chile
675,000 5.529%,  1/30/2037
c
662,560
Eagle Funding Luxco SARL
300,000 5.500%,  8/17/2030
c
301,575
Mexico Government International
Bond
637,000 5.625%,  9/22/2035 616,297
NBN Company, Ltd.
316,000 4.150%,  9/16/2030
c
312,122
Saudi Arabian Oil Company
200,000 4.375%,  2/2/2031
c
194,307
Total 2,086,861
Mortgage-Backed Securities  5.4%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,213,272 5.500%,  12/1/2038 1,247,890
4,554,148 5.500%,  2/1/2040 4,664,586
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,064,356 2.000%,  1/1/2052 6,596,617
4,025,008 4.500%,  2/1/2056
f
3,912,417
4,661,608 2.000%,  5/1/2051 3,813,216
9,383,774 2.500%,  5/1/2051 8,002,970

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Mortgage-Backed Securities  5.4% - continued
$ 7,748,893 4.000%,  5/1/2052 $ 7,384,364
4,488,186 5.000%,  7/1/2053 4,473,248
2,255,322 5.500%,  7/1/2053 2,295,420
6,149,472 3.500%,  8/1/2052 5,678,518
4,808,233 5.000%,  8/1/2053 4,801,942
6,618,556 5.500%,  9/1/2053 6,783,498
1,234,655 5.500%,  9/1/2055 1,253,213
973,729 5.500%,  9/1/2055 989,105
3,050,965 3.500%,  9/1/2047 2,855,998
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,663,573 2.500%,  7/1/2030 2,582,985
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
849,973 5.500%,  9/1/2039 874,771
11,150,000 5.000%,  4/1/2041
f
11,231,417
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,964,048 3.000%,  12/1/2036 3,762,914
4,094,179 3.000%,  8/1/2038 3,896,178
6,481,308 3.500%,  5/1/2040 6,178,661
4,231,445 2.500%,  4/1/2042 3,804,695
1,939,096 2.000%,  5/1/2042 1,712,844
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
16,792,620 3.000%,  1/1/2052 14,885,432
1,166,245 2.000%,  2/1/2051 953,989
1,781,626 2.000%,  2/1/2051 1,457,368
4,990,357 2.500%,  2/1/2051 4,283,852
8,520,502 5.500%,  2/1/2055 8,681,598
17,553,757 2.000%,  3/1/2051 14,270,854
10,314,801 4.000%,  3/1/2051 9,858,453
6,469,191 2.000%,  3/1/2052 5,306,085
18,057,359 3.000%,  3/1/2052 16,013,203
7,941,237 2.000%,  4/1/2051 6,454,423
5,370,899 3.000%,  4/1/2051 4,727,999
6,498,214 5.500%,  4/1/2054 6,649,986
775,000 2.500%,  4/1/2056
f
651,484
7,268,883 3.000%,  5/1/2050 6,403,194
2,158,667 2.000%,  5/1/2051 1,756,660
8,124,365 3.000%,  5/1/2051 7,307,269
2,952,254 3.500%,  5/1/2052 2,732,428
17,752,316 2.000%,  6/1/2050 14,472,886
6,590,454 3.000%,  6/1/2050 5,950,042
2,605,322 4.000%,  6/1/2052 2,468,794
3,350,089 5.000%,  6/1/2053 3,342,290
13,615,610 2.500%,  7/1/2051 11,707,235
4,111,321 3.500%,  7/1/2051 3,811,308
2,624,441 3.000%,  7/1/2052 2,345,095
3,305,851 4.000%,  7/1/2052 3,132,622
1,799,592 2.500%,  8/1/2050 1,547,217
8,783,170 3.500%,  8/1/2050 8,171,157
4,627,971 3.500%,  8/1/2052 4,248,073
16,129,991 4.500%,  8/1/2052 15,637,110
6,458,161 5.000%,  8/1/2053 6,441,139
12,755,557 6.000%,  8/1/2054 13,348,253
6,585,505 2.500%,  9/1/2051 5,655,922
3,245,345 3.500%,  9/1/2052 3,000,229
6,624,330 3.500%,  9/1/2052 6,140,397
4,965,302 5.000%,  9/1/2052 4,940,868
5,330,072 4.500%,  9/1/2053 5,189,048
Principal
Amount Long-Term Fixed Income  19.6% Value
Mortgage-Backed Securities  5.4% - continued
$ 9,015,638 4.500%,  9/1/2053 $ 8,767,408
13,669,870 4.000%,  10/1/2052 13,016,958
2,134,409 2.000%,  11/1/2051 1,745,900
4,134,779 3.500%,  11/1/2052 3,840,633
8,690,302 2.000%,  12/1/2050 7,111,887
23,029,998 2.500%,  12/1/2051 19,720,948
13,160,559 4.500%,  12/1/2052 12,807,962
3,565,353 3.500%,  12/1/2047 3,343,067
16,000,000 4.000%,  4/1/2049
f
15,096,378
2,650,000 4.500%,  4/1/2049
f
2,557,265
6,325,000 5.000%,  4/1/2049
f
6,237,251
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
16,305,462 2.500%,  3/1/2062 13,407,689
4,040,032 3.500%,  7/1/2061 3,640,021
6,811,683 4.000%,  12/1/2061 6,347,974
Total 450,382,770
Technology  0.5%
Accenture Capital, Inc.
638,000 4.500%,  10/4/2034 616,850
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052 510,005
Alphabet, Inc.
1,214,000 4.400%,  2/15/2033 1,198,880
425,000 4.700%,  11/15/2035 419,875
182,000 4.800%,  2/15/2036 181,220
Amentum Holdings, Inc.
328,000 7.250%,  8/1/2032
c
339,418
APLD ComputeCo 2, LLC
194,000 6.750%,  3/15/2031
c
192,588
APLD ComputeCo, LLC
314,000 9.250%,  12/15/2030
c
323,521
Apple, Inc.
918,000 2.650%,  2/8/2051 555,573
32,000 3.750%,  9/12/2047 24,744
Black Pearl Compute, LLC
286,000 6.125%,  2/15/2031
c
291,090
Block, Inc.
176,000 5.625%,  8/15/2030
c
175,027
175,000 3.500%,  6/1/2031 159,135
593,000 6.500%,  5/15/2032 598,415
176,000 6.000%,  8/15/2033
c
173,093
Broadcom, Inc.
513,000 4.900%,  7/15/2032 517,483
354,000 3.469%,  4/15/2034 318,755
1,231,000 3.137%,  11/15/2035
c
1,045,840
1,350,000 3.187%,  11/15/2036
c
1,128,140
600,000 4.926%,  5/15/2037
c
581,954
378,000 4.900%,  2/15/2038 364,837
CACI International, Inc.
116,000 6.375%,  6/15/2033
c
118,079
Cipher Compute, LLC
275,000 7.125%,  11/15/2030
c
284,908
Cisco Systems, Inc.
301,000 5.300%,  2/26/2054 282,303
Clarivate Science Holdings
Corporation
346,000 3.875%,  7/1/2028
c
326,526
Cloud Software Group, Inc.
1,063,000 6.500%,  3/31/2029
c
1,037,031
695,000 9.000%,  9/30/2029
c
670,448

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Technology  0.5% - continued
Coherent Corporation
$ 164,000 5.000%,  12/15/2029
c
$ 160,855
CoreWeave, Inc.
266,000 9.250%,  6/1/2030
c
258,461
264,000 9.000%,  2/1/2031
c
251,201
Dell, Inc.
563,000 6.500%,  4/15/2038 598,209
Diebold Nixdorf, Inc.
160,000 7.750%,  3/31/2030
c
166,374
Equinix Europe 2 Financing
Corporation, LLC
840,000 4.700%,  3/15/2033 816,995
Fair Isaac Corporation
308,000 6.000%,  5/15/2033
c
302,216
218,000 6.250%,  9/15/2034
c
214,410
Fidelity National Information
Services, Inc.
534,000 4.550%,  3/10/2029 531,482
Fiserv, Inc.
639,000 2.650%,  6/1/2030 581,845
613,000 5.350%,  3/15/2031 619,021
537,000 5.600%,  3/2/2033 542,632
645,000 5.150%,  8/12/2034 626,487
Flash Compute, LLC
174,000 7.250%,  12/31/2030
c
175,182
Foundry JV Holdco, LLC
698,000 5.900%,  1/25/2030
c
722,358
300,000 5.900%,  1/25/2033
c
308,434
350,000 6.400%,  1/25/2038
c
364,836
Gen Digital, Inc.
419,000 7.125%,  9/30/2030
c
423,055
87,000 6.250%,  4/1/2033
c
84,574
Global Payments, Inc.
82,000 5.300%,  8/15/2029 82,562
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
161,000 3.500%,  3/1/2029
c
149,800
Hewlett Packard Enterprise
Company
85,000 4.400%,  9/25/2027 84,874
528,000 4.850%,  10/15/2031 524,440
630,000 6.350%,  10/15/2045 628,984
Intel Corporation
484,000 4.900%,  7/29/2045 408,075
International Business Machines
Corporation
636,000 5.800%,  2/3/2056 607,775
576,000 4.600%,  2/3/2033 564,900
ION Platform Finance US, Inc.
343,000 7.875%,  9/30/2032
c
265,491
ION Platform Finance US, Inc./ION
Platform Finance SARL
248,000 9.500%,  5/30/2029
c
233,457
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
c
554,575
580,000 5.250%,  7/15/2030
c
563,503
353,000 4.500%,  2/15/2031
c
331,482
Kioxia Holdings Corporation
288,000 6.625%,  7/24/2033
c
296,014
KLA Corporation
923,000 3.300%,  3/1/2050 628,661
Marvell Technology, Inc.
155,000 5.950%,  9/15/2033 164,034
Principal
Amount Long-Term Fixed Income  19.6% Value
Technology  0.5% - continued
Mastercard, Inc.
$ 210,000 3.950%,  2/26/2048 $ 163,782
Micron Technology, Inc.
197,000 5.650%,  11/1/2032 207,959
583,000 5.875%,  2/9/2033 623,185
NCR Atleos Corporation
133,000 9.500%,  4/1/2029
c
142,369
NCR Voyix Corporation
244,000 5.000%,  10/1/2028
c
235,101
151,000 5.125%,  4/15/2029
c
144,425
Neptune Bidco US, Inc.
517,000 9.290%,  4/15/2029
c
518,436
133,000 10.375%,  5/15/2031
c
134,198
256,000 9.500%,  2/15/2033
c
248,381
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 491,039
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 475,784
480,000 3.250%,  5/11/2041 353,195
Open Text Corporation
476,000 3.875%,  12/1/2029
c
425,380
Open Text Holdings, Inc.
268,000 4.125%,  2/15/2030
c
239,466
Oracle Corporation
425,000 6.700%,  2/4/2056 394,444
615,000 6.900%,  11/9/2052 580,639
558,000 5.250%,  2/3/2032 548,044
449,000 4.800%,  9/26/2032 427,604
290,000 4.700%,  9/27/2034 264,660
1,150,000 5.700%,  2/4/2036 1,105,712
1,134,000 5.875%,  9/26/2045 978,348
Paychex, Inc.
166,000 5.600%,  4/15/2035 166,717
PayPal Holdings, Inc.
542,000 5.500%,  6/1/2054 494,307
Pitney Bowes, Inc.
83,000 6.875%,  3/15/2027
c
82,890
RingCentral, Inc.
459,000 8.500%,  8/15/2030
c
480,196
Rocket Software, Inc.
199,000 9.000%,  11/28/2028
c
198,701
Roper Technologies, Inc.
771,000 1.750%,  2/15/2031 665,590
S&P Global, Inc.
200,000 4.800%,  12/4/2035
c
195,978
Sabre GLBL, Inc.
341,000 11.125%,  7/15/2030
c
289,427
Salesforce, Inc.
974,000 5.550%,  3/15/2036 970,970
Seagate Data Storage Technology,
Private Ltd.
327,350 9.625%,  12/1/2032
c
363,819
119,000 5.750%,  12/1/2034
c
118,554
Sensata Technologies BV
243,000 4.000%,  4/15/2029
c
234,485
Sensata Technologies, Inc.
95,000 3.750%,  2/15/2031
c
88,114
84,000 6.625%,  7/15/2032
c
85,679
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
400,000 6.750%,  8/15/2032
c
393,338

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Technology  0.5% - continued
SS&C Technologies, Inc.
$ 301,000 5.500%,  9/30/2027
c
$ 301,203
273,000 6.500%,  6/1/2032
c
273,009
SV RNO Property Owner 1, LLC
230,000 5.875%,  3/1/2031
c
227,353
Synopsys, Inc.
502,000 5.700%,  4/1/2055 479,954
UKG, Inc.
423,000 6.875%,  2/1/2031
c
413,404
Verisk Analytics, Inc.
214,000 4.450%,  3/15/2031 210,441
260,000 5.250%,  3/15/2035 257,776
Viavi Solutions, Inc.
178,000 3.750%,  10/1/2029
c
167,005
WULF Compute, LLC
177,000 7.750%,  10/15/2030
c
187,032
Xerox Corporation
202,000 10.250%,  10/15/2030
a,c
151,500
Total 42,472,585
Transportation  0.1%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
81,917 5.500%,  4/20/2026
c
81,948
416,767 5.750%,  4/20/2029
c
414,487
Avianca Midco 2 plc
126,592 9.000%,  12/1/2028
c
122,478
200,000 9.625%,  2/14/2030
c
187,000
200,000 9.500%,  1/28/2031
c
183,500
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
216,000 5.375%,  3/1/2029
c
206,666
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 445,966
15,000 5.750%,  5/1/2040 15,576
625,000 4.450%,  3/15/2043 544,484
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 533,610
DCLI Bidco, LLC
329,000 7.750%,  11/15/2029
c
332,678
Delta Air Lines, Inc.
407,000 5.250%,  7/10/2030 409,678
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,228,333 4.750%,  10/20/2028
c
1,226,559
ERAC USA Finance, LLC
616,000 5.400%,  5/1/2053
c
586,838
FedEx Freight Holding Company,
Inc.
546,000 4.950%,  3/15/2033
c
532,514
Norfolk Southern Corporation
577,000 5.100%,  5/1/2035 578,683
OneSky Flight, LLC
424,000 8.875%,  12/15/2029
c
437,659
Rand Parent, LLC
436,000 8.500%,  2/15/2030
c
447,565
RXO, Inc.
230,000 6.375%,  5/15/2031
c
220,687
Ryder System, Inc.
464,000 4.850%,  6/15/2030 467,193
Star Leasing Company, LLC
171,000 7.625%,  2/15/2030
c
158,247
Principal
Amount Long-Term Fixed Income  19.6% Value
Transportation  0.1% - continued
Stena International SA
$ 265,000 7.250%,  1/15/2031
c
$ 267,790
Stonepeak Nile Parent, LLC
131,000 7.250%,  3/15/2032
c
136,253
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 706,342
United Airlines Holdings, Inc.
138,000 4.875%,  3/1/2029 134,975
274,000 5.375%,  3/1/2031 268,333
United Airlines, Inc.
805,000 4.625%,  4/15/2029
c
789,805
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
102,000 7.875%,  5/1/2027
c
100,672
223,000 9.500%,  6/1/2028
c
217,859
194,000 6.375%,  2/1/2030
c
167,540
Watco Companies, LLC/Watco
Finance Corporation
177,000 7.125%,  8/1/2032
c
181,782
Total 11,105,367
U.S. Government & Agencies  6.3%
U.S. Treasury Bonds
13,000,000 4.750%,  8/15/2055 12,668,906
14,500,000 4.750%,  11/15/2053 14,098,418
19,150,000 5.250%,  11/15/2028 19,823,990
2,975,000 4.375%,  5/15/2040 2,889,585
44,475,000 1.375%,  11/15/2040 28,648,154
1,340,000 3.000%,  5/15/2042 1,067,917
5,750,000 3.250%,  5/15/2042 4,737,910
973,000 3.375%,  5/15/2044 795,237
68,726,000 2.500%,  5/15/2046 47,216,910
39,200,000 2.875%,  5/15/2049 27,868,750
U.S. Treasury Notes
9,500,000 3.500%,  9/30/2026 9,487,012
20,000,000 3.500%,  9/30/2027 19,902,344
7,285,000 2.250%,  11/15/2027 7,103,729
13,950,000 3.875%,  12/31/2027 13,959,808
1,500,000 0.750%,  1/31/2028 1,418,848
40,100,000 3.500%,  1/31/2028 39,871,305
15,300,000 3.625%,  3/31/2028 15,244,418
72,550,000 2.875%,  5/15/2028 71,169,849
21,000,000 4.375%,  8/31/2028 21,262,500
9,500,000 3.500%,  9/30/2029 9,385,703
12,000,000 3.625%,  8/31/2030 11,852,813
61,100,000 3.625%,  9/30/2030 60,338,637
7,000,000 3.625%,  12/31/2030 6,904,844
30,000,000 3.750%,  1/31/2031 29,744,531
270,000 1.375%,  11/15/2031 234,141
32,000,000 4.500%,  11/15/2033 32,662,500
12,500,000 4.000%,  11/15/2035 12,193,359
Total 522,552,118
Utilities  0.4%
AEP Texas, Inc.
190,000 5.850%,  10/15/2055 183,230
AES Corporation
262,000 7.600%,  1/15/2055
d
259,883
1,227,000 3.950%,  7/15/2030
c
1,173,073
Algonquin Power & Utilities
Corporation
743,000 4.750%,  1/18/2082
d
722,628

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Utilities  0.4% - continued
Alpha Generation, LLC
$ 149,000 6.750%,  10/15/2032
c
$ 151,180
American Electric Power
Company, Inc.
225,000 6.050%,  3/15/2056
d
222,992
American Water Capital
Corporation
254,000 5.700%,  9/1/2055 248,510
Atmos Energy Corporation
150,000 5.000%,  12/15/2054 132,932
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 983,276
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 781,404
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 487,585
1,250,000 4.125%,  5/15/2049 972,927
Constellation Energy Generation,
LLC
151,000 5.875%,  1/15/2066 144,968
310,000 6.125%,  1/15/2034 330,808
Consumers Energy Company
1,012,000 4.350%,  4/15/2049 826,939
Dominion Energy, Inc.
81,000 6.875%,  2/1/2055
d
83,363
81,000 7.000%,  6/1/2054
d
85,673
DTE Electric Company
965,000 3.700%,  3/15/2045 740,153
475,000 3.700%,  6/1/2046 358,274
Duke Energy Carolinas, LLC
1,050,000 3.700%,  12/1/2047 778,751
Duke Energy Corporation
117,000 6.450%,  9/1/2054
d
120,819
918,000 5.450%,  6/15/2034 938,325
Duke Energy Indiana, LLC
847,000 3.750%,  5/15/2046 648,273
Enel Finance International NV
629,000 5.125%,  6/26/2029
c
637,920
Entergy Louisiana, LLC
175,000 5.800%,  3/15/2055 171,611
Exelon Corporation
410,000 4.700%,  4/15/2050 338,791
983,000 4.450%,  4/15/2046 806,520
FirstEnergy Corporation
769,000 4.850%,  7/15/2047 654,830
Georgia Power Company
523,000 4.950%,  5/17/2033 527,125
303,000 5.250%,  3/15/2034 309,420
Hawaiian Electric Company, Inc.
89,000 6.000%,  10/1/2033
c
88,887
Indiana Michigan Power Company
220,000 5.600%,  3/15/2056 212,205
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 698,373
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
c
404,249
Lightning Power, LLC
326,000 7.250%,  8/15/2032
c
338,870
Long Ridge Energy, LLC
395,000 8.750%,  2/15/2032
c
414,400
Principal
Amount Long-Term Fixed Income  19.6% Value
Utilities  0.4% - continued
MidAmerican Energy Company
$ 706,000 5.850%,  9/15/2054 $ 708,821
NextEra Energy Capital Holdings,
Inc.
572,000 5.900%,  3/15/2055 561,451
213,000 5.300%,  3/15/2032 218,142
NiSource, Inc.
82,000 6.375%,  3/31/2055
d
83,792
211,000 5.750%,  7/15/2056
d
207,790
900,000 5.650%,  2/1/2045 870,797
NRG Energy, Inc.
141,000 3.375%,  2/15/2029
c
133,670
240,000 5.250%,  6/15/2029
c
237,614
89,000 5.750%,  7/15/2029
c
88,867
138,000 6.000%,  2/1/2033
c
138,035
701,000 5.750%,  1/15/2034
c
691,483
271,000 6.250%,  11/1/2034
c
273,160
Pacific Gas and Electric Company
618,000 5.550%,  5/15/2029 632,679
538,000 4.550%,  7/1/2030 530,708
300,000 5.800%,  5/15/2034 307,407
PacifiCorp
184,000 7.125%,  8/15/2056
d
173,821
PG&E Corporation
137,000 5.000%,  7/1/2028 135,928
PPL Capital Funding, Inc.
640,000 5.250%,  9/1/2034 644,533
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 426,058
Public Service Company of
Colorado
779,000 4.500%,  6/1/2052 633,634
Public Service Enterprise Group,
Inc.
834,000 4.900%,  3/15/2030 842,276
San Diego Gas & Electric
Company
210,000 4.150%,  5/15/2048 164,201
Sempra
374,000 5.250%,  3/15/2036 368,728
Southern California Edison
Company
224,000 5.450%,  3/1/2035 224,835
Southern Company
983,000 5.113%,  8/1/2027 991,517
885,000 4.850%,  3/15/2035 860,929
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 505,610
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 463,828
Talen Energy Supply, LLC
329,000 8.625%,  6/1/2030
c
345,146
89,000 6.250%,  2/1/2034
c
88,008
89,000 6.500%,  2/1/2036
c
89,617
TerraForm Power Operating, LLC
662,000 5.000%,  1/31/2028
c
654,702
Topaz Solar Farms, LLC
177,668 4.875%,  9/30/2039
c
159,901
TransAlta Corporation
275,000 5.875%,  2/1/2034 273,149
Union Electric Company
501,000 3.900%,  9/15/2042 405,066

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.6% Value
Utilities  0.4% - continued
Virginia Electric and Power
Company
$ 222,000 5.350%,  1/15/2054 $ 204,489
850,000 4.600%,  12/1/2048 703,153
Vistra Corporation
163,000 8.000%,  10/15/2026
c,d,j
164,728
407,000 7.000%,  12/15/2026
c,d,j
407,522
Vistra Operations Company, LLC
132,000 5.000%,  7/31/2027
c
131,534
742,000 5.250%,  10/15/2035
c
720,572
VoltaGrid, LLC
133,000 7.375%,  11/1/2030
c
137,364
Xcel Energy, Inc.
462,000 4.600%,  6/1/2032 453,832
257,000 5.600%,  4/15/2035 261,177
Total 34,299,441
Total Long-Term Fixed Income
(cost $1,714,832,953) 1,633,145,089
Shares
l
Private Equity Funds 1.8% Value
Secondary  1.8%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,m
22,902,548
__ ASF IX LP
*,b,m
22,669,533
__ ASF VIII Sidecar (Cayman), LP
*,b,m
4,827,289
__ Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,b,m
23,821,891
__ LCP X (Offshore), LP
*,b,m
42,630,982
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,m
36,959,449
Total 153,811,692
Total Private Equity Funds
(cost $115,073,224) 153,811,692
Shares
Collateral Held for Securities
Loaned 0.2% Value
15,252,993 Thrivent Cash Management Trust 15,252,993
Total Collateral Held for
Securities Loaned
(cost $15,252,993) 15,252,993
Shares or
Principal
Amount Short-Term Investments 12.8% Value
Federal Home Loan Bank Discount
Notes
300,000 3.545%, 4/8/2026
n,o
299,761
400,000 3.590%, 4/17/2026
n,o
399,322
15,000,000 3.606%, 4/24/2026
n,o
14,964,100
700,000 3.600%, 4/29/2026
n,o
697,976
10,500,000 3.632%, 5/1/2026
n,o
10,467,360
1,700,000 3.603%, 5/8/2026
n,o
1,693,522
3,300,000 3.596%, 5/27/2026
n,o
3,281,138
11,500,000 3.600%, 5/29/2026
n,o
11,431,961
1,000,000 3.610%, 6/3/2026
n,o
993,591
1,000,000 3.610%, 6/10/2026
n,o
992,890
14,100,000 3.628%, 6/17/2026
n,o
13,989,867
2,200,000 3.590%, 6/18/2026
n,o
2,182,596
1,900,000 3.635%, 6/22/2026
n,o
1,884,208
Shares or
Principal
Amount Short-Term Investments  12.8% Value
Federal National Mortgage
Association Discount Notes
8,200,000 3.595%, 6/1/2026
n,o
$ 8,149,089
State Street Institutional U.S.
Government Money Market
Fund
238,323,160 3.602%
n
238,323,160
Thrivent Core Short-Term Reserve
Fund
74,518,710 3.930% 745,187,096
U.S. Treasury Bills
2,000,000 3.498%, 4/7/2026
n,p
1,998,795
800,000 3.596%, 5/5/2026
n,p
797,262
1,400,000 3.631%, 5/19/2026
n,p,q
1,393,224
1,900,000 3.615%, 5/28/2026
n,p
1,889,058
3,600,000 3.606%, 6/11/2026
n,p
3,574,459
Total Short-Term Investments
(cost $1,064,637,738) 1,064,590,435
Total Investments (cost
$6,710,749,183) 100.3% $8,341,527,924
Other Assets and Liabilities, Net
(0.3%) (25,236,132)
Total Net Assets 100.0% $8,316,291,792
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $323,404,716 or 3.9% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2026.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2026.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Private equity fund partnerships do not issue shares.

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

m Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
q At March 31, 2026, $339,350 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of March 31, 2026 was $154,027,692
or 1.85% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 17,249,824
ASF IX LP  3/18/2024 18,091,768
ASF VIII Sidecar (Cayman), LP  6/28/2024 3,769,348
Credit Suisse Group AG  9/5/2018 900,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 17,808,000
LCP X (Offshore), LP  10/25/2023 29,400,434
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 28,753,850
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of March 31, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 5,146,282
Common Stock 10,026,741
Total lending $15,173,023
Gross amount payable upon return of
collateral for securities loaned $15,252,993
Net amounts due to counterparty $79,970
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,219,700,528 3,219,700,528 – –
U.S. Unaffiliated 41,226,538 41,226,538 – –
Common Stock
Communications Services 232,001,649 231,751,966 249,683 –
Consumer Discretionary 223,205,779 223,205,779 – –
Consumer Staples 50,945,817 50,945,817 – –
Energy 57,260,509 57,260,509 – –
Financials 237,015,014 237,015,014 – –
Health Care 178,221,197 178,221,197 – –
Industrials 234,245,319 234,144,706 100,613 –
Information Technology 686,956,946 685,680,546 1,276,400 –
Materials 33,784,715 33,357,817 426,898 –
Real Estate 32,488,934 32,488,934 – –
Utilities 42,431,766 42,431,766 – –
Long-Term Fixed Income
Asset-Backed Securities 33,893,133 – 33,893,133 –
Basic Materials 12,883,729 – 12,883,729 –
Capital Goods 28,818,871 – 28,818,871 –
Collateralized Mortgage Obligations 131,486,669 – 131,486,669 –
Commercial Mortgage-Backed Securities 32,091,169 – 32,091,169 –
Communications Services 39,459,651 – 39,459,651 –
Consumer Cyclical 49,667,437 – 49,667,437 –
Consumer Non-Cyclical 57,595,391 – 57,595,391 –
Energy 39,299,595 – 39,299,595 –
Financials 145,050,302 – 145,050,302 –
Foreign Government 2,086,861 – 2,086,861 –
Mortgage-Backed Securities 450,382,770 – 450,382,770 –
Technology 42,472,585 – 42,472,585 –
Transportation 11,105,367 – 11,105,367 –
U.S. Government & Agencies 522,552,118 – 522,552,118 –
Utilities 34,299,441 – 34,299,441 –
Private Equity Funds
Secondary 153,811,692 – – 153,811,692
Short-Term Investments 319,403,339 238,323,160 81,080,179 –
Subtotal Investments in Securities $7,375,844,831 $5,505,754,277 $1,716,278,862 $153,811,692
Other Investments  * Total
Affiliated Short-Term Investments 745,187,096
U.S. Affiliated Registered Investment Cos. 205,243,004
Collateral Held for Securities Loaned 15,252,993
Subtotal Other Investments $965,683,093
Total Investments at Value $8,341,527,924
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,260,164 3,331,252 928,912 –
Credit Default Swaps 259,331 – 259,331 –
Total Asset Derivatives $4,519,495 $3,331,252 $1,188,243 $–
Liability Derivatives
Futures Contracts 29,831,766 29,831,766 – –
Total Return Swaps 3,634,619 – 3,634,619 –
Total Liability Derivatives $33,466,385 $29,831,766 $3,634,619 $–

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in
Securities
Beginning Value
12/31/2025
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
03/31/2026
Private Equity Funds
 Secondary $141,035,231 $-  $6,574,908 $8,736,094 $(2,534,541) $- $-  $153,811,692
Total  $141,035,231 $-   $6,574,908 $8,736,094 $(2,534,541)  $- $- $153,811,692
 Investments in Securities
Ending
 Value
03/31/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $153,811,692
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $153,811,692

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Nasdaq
-
National association of securities dealers
automated quotations
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling
$72,087,381 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 773 June 2026 $ 87,266,521 ( $ 1,427,283)
CBOT 2-Yr. U.S. Treasury Note 961 June 2026 200,305,052 (950,109)
CBOT 5-Yr. U.S. Treasury Note 1,316 June 2026 144,187,400 (1,822,928)
CBOT U.S. Long Bond 309 June 2026 36,148,303 (960,928)
CME E-mini Russell 2000 Index 26 June 2026 3,243,035 22,825
CME E-mini S&P 500 Index 2,654 June 2026 892,163,572 (20,225,047)
CME E-mini S&P Mid-Cap 400 Index 6 June 2026 2,018,900 19,000
CME Ultra Long Term U.S. Treasury Bond 328 June 2026 39,309,527 (1,077,027)
ICE mini MSCI EAFE Index 563 June 2026 81,560,414 105,551
Ultra 10-Yr. U.S. Treasury Note 338 June 2026 39,058,154 (689,872)
Total Futures Long Contracts $ 1,525,260,878 ( $ 27,005,818)
CME E-mini Nasdaq 100 Index (155) June 2026 ( $ 76,787,272) $ 2,650,772
CME E-mini Russell 2000 Index (1,276) June 2026 (159,931,953) (346,407)
CME E-mini S&P Mid-Cap 400 Index (806) June 2026 (271,425,735) (2,332,165)
Eurex Euro STOXX 50 Index (989) June 2026 (64,784,776) 928,912
ICE US mini MSCI Emerging Markets Index (988) June 2026 (72,390,344) 533,104
Total Futures Short Contracts ( $ 645,320,080) $1,434,216
Total Futures Contracts $ 879,940,798 ($25,571,602)

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Portfolio's credit default swap contracts held as of March 31, 2026. Investments totaling
$3,587,844 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 37,952,000) $ – $ 259,331 $ 259,331
Total Credit Default Swaps $– $259,331 $259,331
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderate Allocation Portfolio's total return swap contracts held as of March 31, 2026. Investments totaling
$5,242,237 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 79,990,745 ( $ 3,634,619) $ – ( $ 3,634,619)
Total Return Swaps ( $ 3,634,619) $ – ($3,634,619)
# Payment made on Termination Date

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $135,474 $1,799 $9,300 $124,829 14,465 1.5%
Core Emerging Markets Equity 77,567 – – 80,414 6,469 1.0
Global Stock 663,109 – – 652,562 40,897 7.8
High Yield 99,623 1,562 – 99,268 23,704 1.2
Income 266,491 3,019 8,000 257,398 28,990 3.1
International Equity 401,061 – 84,000 329,797 26,548 4.0
International Index 90,709 – – 91,575 5,289 1.1
Large Cap Value 1,223,817 – – 1,254,536 49,991 15.1
Mid Cap Stock 212,005 – – 212,820 10,722 2.6
Mid Cap Value ETF 44,728 – – 46,403 2,959 0.5
Short-Term Bond 153,582 1,551 12,000 141,955 14,405 1.7
Small Cap Stock 114,065 – – 113,568 6,058 1.4
Small Cap Value ETF 18,833 – – 19,819 709 0.2
Total U.S. Affiliated Registered Investment
Companies 3,501,064 3,424,944 41.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% 679,855 453,410 387,910 745,187 74,519 8.9
Total Affiliated Short-Term Investments 679,855 745,187 8.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 11,646 123,431 119,824 15,253 15,253 0.2
Total Collateral Held for Securities Loaned 11,646 15,253 0.2
Total Value $4,192,565 $4,185,384
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,099) ($2,045) $ – $1,799
Core Emerging Markets Equity – 2,847 – –
Core High Yield Bond – – – –
Core Investment Grade Corporate Bond – – – –
Core Mid Cap Value – – – –
Global Stock – (10,547) – –
High Yield – (1,917) – 1,563
Income (770) (3,342) – 3,035
International Equity 28,882 (16,146) – –
International Index – 866 – –
Large Cap Value – 30,719 – –
Mid Cap Stock – 815 – –
Mid Cap Value ETF – 1,675 – –
Short-Term Bond 132 (1,310) – 1,552
Small Cap Stock – (497) – –
Small Cap Value ETF – 986 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% (71) (97) – 7,029
Total Income/Non Cash Income from Affiliated
Investments $14,978
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 20
Total Affiliated Income from Securities Loaned, Net $20
Total Value $27,074 $2,007 $ –

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   48.1% Value
U.S. Affiliated   47.6%
5,982,523 Thrivent Core Emerging Markets
Debt Fund $ 51,629,172
14,333,932 Thrivent Core Emerging Markets
Equity Fund 178,170,773
3,690,760 Thrivent Core High Yield Bond
Fund 72,474,715
5,596,749 Thrivent Core International Equity
Fund 70,575,007
6,370,037 Thrivent Core Investment Grade
Corporate Bond Fund 124,871,192
45,420,108 Thrivent Global Stock Portfolio 724,741,413
9,826,563 Thrivent High Yield Portfolio 41,151,680
12,193,090 Thrivent Income Portfolio 108,258,788
54,775,892 Thrivent International Equity
Portfolio 680,464,476
3,761,011 Thrivent International Index
Portfolio 65,120,024
40,188,815 Thrivent Large Cap Value Portfolio 1,008,538,312
14,551,575 Thrivent Mid Cap Stock Portfolio 288,835,676
4,022,841 Thrivent Mid Cap Value ETF 63,092,629
5,989,147 Thrivent Short-Term Bond Portfolio 59,019,448
9,093,734 Thrivent Small Cap Stock Portfolio 170,466,586
1,223,283 Thrivent Small Cap Value ETF 34,208,742
Total 3,741,618,633
U.S. Unaffiliated   0.5%
16,543 Invesco QQQ Trust Series 1
a
9,548,289
52,867 iShares Biotechnology ETF 8,926,593
7,356 iShares Expanded Tech-Software
Sector ETF
b
588,848
31,393 State Street SPDR S&P 500 ETF
Trust 20,416,124
11,478 State Street SPDR S&P Biotech
ETF 1,466,085
5,835 State Street SPDR S&P Software &
Services ETF 830,262
2,059 VanEck Semiconductor ETF 789,420
Total 42,565,621
Total Registered Investment
Companies (cost $2,781,612,785) 3,784,184,254
Shares Common Stock 30.5% Value
Communications Services  3.3%
226,238 Alphabet, Inc., Class A 65,056,999
214,869 Alphabet, Inc., Class C 61,637,321
286,069 AT&T, Inc. 8,293,140
603 Cable One, Inc.
b
55,000
2,239 CarGurus, Inc.
b
76,238
91,069 Comcast Corporation 2,614,591
531 Fox Corporation, Class B 28,196
2,971 Iridium Communications, Inc. 82,416
60,970 Liberty Global, Ltd., Class A
b
737,127
1,003 Liberty Media Corporation-Liberty
Formula One
b
85,275
266 Madison Square Garden Sports
Corporation
b
85,492
113,444 Meta Platforms, Inc. 64,904,716
375,742 Netflix, Inc.
b
36,127,593
11,164 New York Times Company 934,762
53,406 News Corporation, Class A 1,331,412
768 Omnicom Group, Inc. 57,838
6,240 Reddit, Inc.
b
840,216
1,459 Roku, Inc.
b
138,051
Shares Common Stock  30.5% Value
Communications Services  3.3% - continued
1,932 Spotify Technology SA
b
$ 936,846
852 Take-Two Interactive Software,
Inc.
b
168,270
8,237 T-Mobile US, Inc. 1,730,017
1,592 Trade Desk, Inc.
b
36,123
93,280 Universal Music Group NV 1,810,650
36,843 Walt Disney Company 3,550,928
111,562 Warner Brothers Discovery, Inc.
b
3,063,493
119,185 Warner Music Group Corporation 3,043,985
Total 257,426,695
Consumer Discretionary  3.2%
5,032 Adient plc
b
101,697
329,802 ADT, Inc. 2,166,799
2,130 Advance Auto Parts, Inc. 112,357
486,469 Amazon.com, Inc.
b
101,316,899
8,922 American Eagle Outfitters, Inc. 148,997
28,504 Aptiv plc
b
1,979,318
5,279 Aramark 214,011
160 AutoNation, Inc.
b
31,242
26 AutoZone, Inc.
b
87,822
782 Booking Holdings, Inc. 3,292,470
7,376 Boot Barn Holdings, Inc.
b
1,079,551
20,310 BorgWarner, Inc. 1,102,021
220 Bright Horizons Family Solutions,
Inc.
b
18,069
959 Brunswick Corporation 69,777
3,791 Buckle, Inc. 190,915
1,998 Build-A-Bear Workshop, Inc. 74,825
4,803 CarMax, Inc.
b
199,709
6,306 Carnival Corporation 163,199
95 Cavco Industries, Inc.
b
46,008
6,751 Chewy, Inc.
b
182,277
2,303 Chipotle Mexican Grill, Inc.
b
73,719
13,630 Churchill Downs, Inc. 1,224,383
370 Citi Trends, Inc.
b
16,028
18,443 D.R. Horton, Inc. 2,530,748
9,975 Dana, Inc. 335,659
2,411 Deckers Outdoor Corporation
b
241,317
297 Domino's Pizza, Inc. 106,561
7,949 DoorDash, Inc.
b
1,193,542
1,746 eBay, Inc. 158,921
1,993 Etsy, Inc.
b
99,610
1,992 Five Below, Inc.
b
455,132
28,348 Ford Motor Company 327,136
4,922 Fox Factory Holding Corporation
b
81,016
10,092 Frontdoor, Inc.
b
533,463
4,041 Gap, Inc. 97,792
6,524 Garmin, Ltd. 1,513,633
40,050 General Motors Company 2,983,725
9,614 Gentex Corporation 210,066
502 GigaCloud Technology, Inc.
b
22,781
15,087 Goodyear Tire & Rubber
Company
b
100,027
231 Graham Holdings Company 244,227
1,413 Grand Canyon Education, Inc.
b
240,252
11,234 Helen of Troy, Ltd.
b
161,994
44,548 Hilton Worldwide Holdings, Inc. 13,546,156
52,139 Home Depot, Inc. 17,147,996
4,465 Installed Building Products, Inc. 1,183,895
23,618 Laureate Education, Inc.
b
822,851
2,007 Lear Corporation 243,008
45,941 Life Time Group Holdings, Inc.
b
1,237,651
513 Lithia Motors, Inc. 128,106
21,572 Lowe's Companies, Inc. 5,097,032

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.5% Value
Consumer Discretionary  3.2% - continued
573 Lululemon Athletica, Inc.
b
$ 87,726
395 M/I Homes, Inc.
b
48,368
6,773 Macy's, Inc. 122,524
19,906 Mattel, Inc.
b
289,234
6,588 Mohawk Industries, Inc.
b
648,654
1,353 Murphy USA, Inc. 668,341
53 NVR, Inc.
b
349,261
11,942 Ollie's Bargain Outlet Holdings,
Inc.
b
1,099,142
60,766 O'Reilly Automotive, Inc.
b
5,609,309
3,856 Ralph Lauren Corporation 1,326,425
809 Red Rock Resorts, Inc. 43,168
40,159 Ross Stores, Inc. 8,699,644
1,892 Service Corporation International/
US 156,109
27,193 SharkNinja, Inc.
b
2,879,739
14,883 Sonos, Inc.
b
199,432
116,394 Sony Group Corporation ADR
a
2,409,356
1,409 Strategic Education, Inc. 116,891
14,859 Tapestry, Inc. 2,096,753
2,609 Taylor Morrison Home Corporation
b
151,948
122,978 Tesla, Inc.
b
45,717,072
17,690 Texas Roadhouse, Inc. 2,921,327
13,002 TJX Companies, Inc. 2,076,419
2,900 Toll Brothers, Inc. 395,763
3,420 TopBuild Corporation
b
1,201,446
708 Ulta Beauty, Inc.
b
370,079
31,292 Universal Technical Institute, Inc.
b
1,129,641
546 Urban Outfitters, Inc.
b
34,589
21,834 Viking Holdings, Ltd.
b
1,604,362
898 Visteon Corporation 81,817
1,118 Wayfair, Inc.
b
84,085
430 Williams-Sonoma, Inc. 78,402
5,813 Wingstop, Inc. 900,841
570 Winmark Corporation 243,704
41,623 Wyndham Hotels & Resorts, Inc. 3,381,036
20,841 Wynn Resorts, Ltd. 2,116,404
82 Yum! Brands, Inc. 12,749
Total 254,288,150
Consumer Staples  0.8%
3,561 BellRing Brands, Inc.
b
57,296
1,217 BJ's Wholesale Club Holdings,
Inc.
b
119,777
1,315 Campbell's Company
a
29,285
2,832 Casey's General Stores, Inc. 2,061,299
8,117 Central Garden & Pet Company,
Class A
b
263,153
20,564 Chefs' Warehouse, Inc.
b
1,222,530
1,961 Church & Dwight Company, Inc. 183,001
7,975 Coca-Cola Company 606,499
11,142 Colgate-Palmolive Company 949,633
27,140 Conagra Brands, Inc. 426,641
8,317 Costco Wholesale Corporation 8,287,308
8,436 Darling Ingredients, Inc.
b
521,767
596 Dollar General Corporation 70,763
436 Dollar Tree, Inc.
b
47,746
5,406 Edgewell Personal Care Company 115,364
181 Hershey Company 37,628
259 Ingles Markets, Inc. 23,281
1,533 Ingredion, Inc. 172,708
3,657 J.M. Smucker Company 352,681
1,970 John B. Sanfilippo & Son, Inc. 156,280
143,261 Keurig Dr Pepper, Inc. 3,772,062
1,424 Maplebear, Inc.
b
53,343
Shares Common Stock  30.5% Value
Consumer Staples  0.8% - continued
926 Marzetti Company $ 128,094
2,639 McCormick & Company, Inc. 133,111
2,134 Molson Coors Beverage Company 91,890
13,806 Monster Beverage Corporation
b
1,000,383
17,793 PepsiCo, Inc. 2,763,075
15,510 Philip Morris International, Inc. 2,564,423
1,406 Primo Brands Corporation 26,475
32,157 Procter & Gamble Company 4,644,757
27 Seaboard Corporation 152,659
4,221 Simply Good Foods Company
b
60,571
2,809 Smithfield Foods, Inc. 78,568
985 Sprouts Farmers Markets, Inc.
b
75,973
59,763 Sysco Corporation 4,262,895
33,957 Turning Point Brands, Inc. 2,947,128
4,381 Tyson Foods, Inc. 280,691
85,835 Unilever plc ADR 4,890,020
1,548 Universal Corporation 81,580
1,283 US Foods Holding Corporation
b
118,305
13,769 Vita Coco Company, Inc.
b
659,673
178,886 Walmart, Inc. 22,231,952
463 WD-40 Company 94,424
Total 66,816,692
Energy  1.1%
12,587 Amplify Energy Corporation
b
78,543
123,723 Antero Midstream Corporation 2,820,884
9,761 Antero Resources Corporation
b
414,257
4,751 Archrock, Inc. 165,335
484 Baker Hughes Company 29,548
398 California Resources Corporation 27,550
10,898 Cheniere Energy, Inc. 3,092,417
25,871 Chevron Corporation 5,352,710
3,696 Chord Energy Corporation 525,497
2,963 CNX Resources Corporation
b
114,224
124,341 ConocoPhillips 16,413,012
100,593 Devon Energy Corporation 5,061,840
43,574 DHT Holdings, Inc. 796,097
865 Diamondback Energy, Inc. 171,088
14,862 Dorian LPG, Ltd. 508,280
3,462 DT Midstream, Inc. 466,228
148,560 Enterprise Products Partners, LP 5,621,510
9,802 EOG Resources, Inc. 1,417,075
2,393 EQT Corporation 152,291
2,327 Expand Energy Corporation 255,458
117,962 Exxon Mobil Corporation 20,013,433
3,020 Gulfport Energy Corporation
b
638,941
108,911 Halliburton Company 4,246,440
1,303 Hess Midstream, LP 50,648
3,556 HF Sinclair Corporation 221,859
96,546 Kinder Morgan, Inc. 3,237,187
3,309 Kodiak Gas Services, Inc. 192,981
14,847 Marathon Petroleum Corporation 3,625,340
18,461 Matador Resources Company 1,166,366
2,955 NOV, Inc. 55,584
1,249 Occidental Petroleum Corporation 81,185
701 Oceaneering International, Inc.
b
24,864
3,414 ONEOK, Inc. 308,591
8,336 Ovintiv, Inc. 494,825
105,647 Patterson-UTI Energy, Inc. 1,144,157
37,045 Permian Resources Corporation 789,799
2,385 Phillips 66 434,499
7,170 Range Resources Corporation 323,941
1,620 Scorpio Tankers, Inc. 120,949
8,311 SM Energy Company 259,137
4,602 Talos Energy, Inc.
b
72,528

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.5% Value
Energy  1.1% - continued
221 Targa Resources Corporation $ 55,411
31,651 TechnipFMC plc 2,188,034
639 Teekay Tankers, Ltd. 46,851
234,976 Transocean, Ltd.
b
1,557,891
478 Valero Energy Corporation 118,104
2,468 Viper Energy, Inc. 115,971
43,875 Williams Companies, Inc. 3,193,223
Total 88,262,583
Financials  3.8%
1,172 ACNB Corporation 56,104
6,371 Affiliated Managers Group, Inc. 1,762,856
2,032 Affirm Holdings, Inc.
b
93,106
16,568 Allstate Corporation 3,435,209
24,389 Ally Financial, Inc. 956,780
12,862 Amalgamated Financial
Corporation 499,946
42,902 American Express Company 12,976,997
1,938 American Financial Group, Inc. 247,502
38,983 American International Group, Inc. 2,933,471
10,367 Ameriprise Financial, Inc. 4,607,095
839 Ameris Bancorp 65,434
3,064 Aon plc 988,998
19,258 Arch Capital Group, Ltd.
b
1,848,575
2,851 Arrow Financial Corporation 95,708
5,279 Artisan Partners Asset
Management, Inc. 192,103
41,088 Associated Banc-Corp 1,062,536
1,992 Assurant, Inc. 433,877
8,564 Assured Guaranty, Ltd. 697,795
4,603 Atlantic Union Bankshares
Corporation 164,511
2,835 Axis Capital Holdings, Ltd. 287,497
57,684 Banc of California, Inc. 1,014,085
238,101 Bank of America Corporation 11,607,424
3,432 Bank of Marin Bancorp 87,962
47,870 Bank of New York Mellon
Corporation 5,678,818
1,347 Bank OZK 61,814
184 BankUnited, Inc. 8,309
1,981 Bankwell Financial Group, Inc. 96,118
651 Banner Corporation 39,503
2,644 Bar Harbor Bankshares 85,798
4,764 Beacon Financial Corporation 142,920
30,605 Berkshire Hathaway, Inc.
b
14,665,916
5,159 BGC Group, Inc. 50,455
4,894 BlackRock, Inc. 4,706,609
639 Block, Inc.
b
38,455
10,520 Blue Owl Capital, Inc. 96,048
682 Bread Financial Holdings, Inc. 51,075
6,248 Bridgewater Bancshares, Inc.
b
110,590
851 Burke & Herbert Financial Services
Corporation 53,009
17,054 Byline Bancorp, Inc. 538,395
684 C&F Financial Corporation 49,891
345 Camden National Corporation 16,370
33,988 Capital One Financial Corporation 6,200,431
17,489 Capitol Federal Financial, Inc. 124,697
1,775 Carlyle Group, Inc. 85,892
270 Cathay General Bancorp 13,462
7,992 Central Pacific Financial
Corporation 255,424
110,648 Charles Schwab Corporation 10,398,699
2,965 ChoiceOne Financial Services, Inc. 83,376
14,582 Chubb, Ltd. 4,752,711
Shares Common Stock  30.5% Value
Financials  3.8% - continued
57 Cincinnati Financial Corporation $ 8,969
14,909 Citigroup, Inc. 1,690,830
1,339 Citizens Financial Group, Inc. 80,300
493 Citizens Financial Services, Inc. 30,147
4,172 Civista Bancshares, Inc. 95,080
195 CNA Financial Corporation 8,954
2,782 CNB Financial Corporation 80,567
9,744 CNO Financial Group, Inc. 400,089
207 Coinbase Global, Inc.
b
36,144
14,673 Columbia Banking System, Inc. 402,480
2,133 Commerce Bancshares, Inc. 104,944
86 Community Financial System, Inc. 5,044
10,846 Community Trust Bancorp, Inc. 658,569
3,906 Community West Bancshares 91,010
12,247 ConnectOne Bancorp, Inc. 327,852
80 Corpay, Inc.
b
23,279
1,194 Cullen/Frost Bankers, Inc. 163,674
14,490 Customers Bancorp, Inc.
b
1,005,751
2,993 Donnelley Financial Solutions, Inc.
b
141,090
3,624 East West Bancorp, Inc. 386,898
2,028 Eastern Bankshares, Inc. 39,668
5,756 Enova International, Inc.
b
781,837
1,090 Enterprise Financial Services
Corporation 58,980
6,111 Essent Group, Ltd. 357,127
1,097 Euronet Worldwide, Inc.
b
72,808
1,362 Evercore, Inc. 406,571
251 Everest Group, Ltd. 82,039
1,618 F&G Annuities & Life, Inc. 40,968
12,442 F.N.B. Corporation 208,030
1,584 FactSet Research Systems, Inc. 343,712
780 Farmers National Banc
Corporation 10,265
903 Federal Agricultural Mortgage
Corporation 133,960
6,224 Federated Hermes, Inc. 352,963
3,301 Fidelity National Information
Services, Inc. 154,850
7,524 Fifth Third Bancorp 349,565
10,886 Financial Institutions, Inc. 345,195
5,395 First American Financial
Corporation 325,265
50,333 First Bancorp/Puerto Rico 1,075,113
6,062 First Bank/Hamilton, NJ 96,992
23 First Citizens BancShares, Inc./NC 43,347
1,000 First Financial Bankshares, Inc. 29,450
3,964 First Financial Corporation 250,525
406 First Hawaiian, Inc. 10,004
11,479 First Horizon Corporation 261,262
3,899 First Merchants Corporation 151,008
4,053 First Mid-Illinois Bancshares, Inc. 166,943
2,698 FirstCash Holdings, Inc. 507,224
2,040 Flagstar Bank NA 26,867
4,128 Flushing Financial Corporation 63,406
2,053 Flywire Corporation
b
23,897
7,230 Franklin Resources, Inc. 170,773
9,861 Fulton Financial Corporation 200,573
157,795 Genworth Financial, Inc.
b
1,281,295
1,525 Glacier Bancorp, Inc. 68,122
1,070 Global Life, Inc. 148,912
761 Global Payments, Inc. 51,215
8,415 Great Southern Bancorp, Inc. 531,239
2,785 Hamilton Lane, Inc. 276,829
1,069 Hancock Whitney Corporation 67,978
16,523 Hanmi Financial Corporation 435,546

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.5% Value
Financials  3.8% - continued
579 Hanover Insurance Group, Inc. $ 100,370
6,662 Hartford Insurance Group, Inc. 900,902
1,723 HBT Financial, Inc. 46,039
2,967 Hilltop Holdings, Inc. 106,278
2,292 Home BancShares, Inc. 61,724
8,059 Hometrust Bancshares, Inc. 343,716
7,039 Horizon Bancorp, Inc. 116,636
6,865 Houlihan Lokey, Inc. 985,951
8,266 Huntington Bancshares, Inc./OH 129,363
134 Independent Bank Corporation/MA 10,078
5,417 Independent Bank Corporation/MI 180,386
634 Interactive Brokers Group, Inc. 42,522
76,567 Intercontinental Exchange, Inc. 12,042,458
34,805 Invesco, Ltd. 845,413
18 Jack Henry & Associates, Inc. 2,845
4,268 Jackson Financial, Inc. 451,213
3,820 Jefferies Financial Group, Inc. 157,651
114,870 JPMorgan Chase & Company 33,790,159
14,512 Kearny Financial Corporation/MD 109,566
11,192 Kemper Corporation 342,028
2,066 KeyCorp 41,423
2,871 Lazard, Inc. 121,960
4,278 LendingClub Corporation
b
61,261
3,943 Lincoln National Corporation 139,976
349 Loews Corporation 37,252
1,530 M&T Bank Corporation 316,282
68 Markel Group, Inc.
b
130,157
1,247 MarketAxess Holdings, Inc. 205,730
40,140 Marsh & McLennan Companies,
Inc. 6,962,283
17,823 Mastercard, Inc. 8,905,440
2,353 Mercantile Bank Corporation 118,826
482 Mercury General Corporation 42,488
477 Meridian Corporation 9,044
41,981 MetLife, Inc. 2,968,896
75,847 MGIC Investment Corporation 1,990,984
7,625 Moody's Corporation 3,326,406
141,461 Morgan Stanley 23,280,237
7,614 Morningstar, Inc. 1,287,147
51,407 Nasdaq, Inc. 4,363,940
6,742 NBT Bancorp, Inc. 287,074
17,893 NMI Holdings, Inc.
b
671,166
3,956 Northeast Community Bancorp,
Inc. 94,153
3,372 Northern Trust Corporation 470,630
7,962 Northfield Bancorp, Inc. 107,805
5,274 Northpointe Bancshares, Inc. 91,029
3,474 Northrim BanCorp, Inc. 79,485
21,865 Northwest Bancshares, Inc. 277,467
9,768 OFG Bancorp 395,213
58,558 Old National Bancorp 1,294,132
36,637 Old Republic International
Corporation 1,461,816
28,161 Old Second Bancorp, Inc. 567,726
4,980 OneMain Holdings, Inc. 266,380
3,287 Orange County Bancorp, Inc. 105,118
12,990 Orrstown Financial Services, Inc. 468,679
1,476 Palomar Holdings, Inc.
b
176,382
2,929 Parke Bancorp, Inc. 83,184
1,542 Paymentus Holdings, Inc.
b
39,167
4,282 PCB Bancorp 96,302
615 PennyMac Financial Services, Inc. 53,751
1,275 Peoples Financial Services
Corporation 67,996
3,478 Pinnacle Financial Partners, Inc. 299,595
Shares Common Stock  30.5% Value
Financials  3.8% - continued
1,832 Piper Sandler Companies $ 140,240
838 PNC Financial Services Group,
Inc. 174,379
10,044 Popular, Inc. 1,347,603
1,566 Principal Financial Group, Inc. 141,112
11,324 Progressive Corporation 2,244,870
1,644 Prosperity Bancshares, Inc. 110,444
3,227 Provident Financial Services, Inc. 68,283
2,478 Prudential Financial, Inc. 242,076
10,703 Radian Group, Inc. 354,055
1,089 Raymond James Financial, Inc. 157,676
3,075 Regions Financial Corporation 80,319
9,900 Reinsurance Group of America,
Inc. 2,021,184
1,530 RenaissanceRe Holdings, Ltd. 454,762
599 Renasant Corporation 21,642
2,358 RLI Corporation 134,500
122,309 Robinhood Markets, Inc.
b
8,476,014
1,907 Rocket Companies, Inc.
b
27,175
799 S&P Global, Inc. 339,847
58,183 SEI Investments Company 4,565,620
834 Selective Insurance Group, Inc. 62,875
399 ServisFirst Bancshares, Inc. 29,059
6,483 Shore Bancshares, Inc. 121,102
9,073 Simmons First National
Corporation 176,470
2,516 South Plains Financial, Inc. 105,420
780 Southern Missouri Bancorp, Inc. 49,873
15,787 SouthState Bank Corporation 1,460,613
2,136 Starwood Property Trust, Inc. 36,782
2,559 State Street Corporation 323,867
3,125 StepStone Group, Inc. 149,125
17,280 Stifel Financial Corporation 1,277,338
17,380 Stock Yards Bancorp, Inc. 1,152,120
483 StoneX Group, Inc.
b
38,954
402 Texas Capital Bancshares, Inc.
b
38,142
3,126 Third Coast Bancshares, Inc.
b
118,257
24,198 Toast, Inc.
b
641,489
1,556 Tompkins Financial Corporation 122,675
4,686 Towne Bank/Portsmouth, VA 157,778
2,301 TPG RE Finance Trust, Inc. 17,971
2,103 TPG, Inc. 85,193
5,318 Tradeweb Markets, Inc. 625,716
31,594 Triumph Financial, Inc.
b
1,884,898
3,933 U.S. Bancorp 204,555
3,113 UMB Financial Corporation 351,115
2,051 United Bankshares, Inc. 84,952
6,146 United Community Banks, Inc. 193,538
2,343 Unity Bancorp, Inc. 121,438
1,495 Univest Financial Corporation 51,219
8,280 Unum Group 604,688
15,175 Valley National Bancorp 186,349
3,386 Virtu Financial, Inc. 148,916
96,843 Visa, Inc. 29,269,828
28 Webster Financial Corporation 1,944
150,242 Wells Fargo & Company 11,960,766
23,923 WesBanco, Inc. 825,104
4,391 Western Alliance Bancorp 311,102
18,449 Western Union Company
a
161,060
253 Willis Towers Watson plc 73,547
2,375 Wintrust Financial Corporation 329,982
9,030 WisdomTree, Inc. 131,477
218 WSFS Financial Corporation 14,270

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.5% Value
Financials  3.8% - continued
23,527 Zions Bancorp NA $ 1,355,626
Total 298,952,624
Health Care  2.9%
3,121 4D Molecular Therapeutics, Inc.
b
29,057
3,528 AbbVie, Inc. 767,305
5,700 Adaptive Biotechnologies
Corporation
b
79,116
48,477 Agilent Technologies, Inc. 5,525,408
1,430 Agios Pharmaceuticals, Inc.
b
48,377
2,744 Align Technology, Inc.
b
470,404
3,028 Alnylam Pharmaceuticals, Inc.
b
1,001,874
35,228 Amgen, Inc. 12,394,972
1,946 Anika Therapeutics, Inc.
b
28,217
4,476 Arcus Biosciences, Inc.
b
96,682
1,470 Argenx SE ADR
b
1,073,467
924 Artivion, Inc.
b
33,837
661 Avanos Medical, Inc.
b
9,261
52,447 Avantor, Inc.
b
411,184
2,493 Azenta, Inc.
b
52,677
617 Biogen, Inc.
b
113,115
5,419 BioMarin Pharmaceutical, Inc.
b
306,119
11,763 Bio-Techne Corporation 614,734
81,817 Boston Scientific Corporation
b
5,134,017
9,032 BridgeBio Pharma, Inc.
b
670,716
33,168 BrightSpring Health Services, Inc.
b
1,413,288
31,968 Bristol-Myers Squibb Company 1,938,859
587 Bruker Corporation 21,202
804 Cardinal Health, Inc. 169,893
11,803 Cencora, Inc. 3,707,794
82,808 Centene Corporation
b
2,711,134
2,726 Charles River Laboratories
International, Inc.
b
470,235
18,950 Cigna Group 5,054,912
6,604 Concentra Group Holdings Parent,
Inc. 141,656
7,721 Cooper Companies, Inc.
b
552,051
82,815 Danaher Corporation 15,701,724
6,706 Denali Therapeutics, Inc.
b
128,755
10,393 Dentsply Sirona, Inc. 120,559
18,405 Dexcom, Inc.
b
1,155,834
3,889 Edwards Lifesciences
Corporation
b
311,431
18,856 Elanco Animal Health, Inc.
b
451,224
1,800 Elevance Health, Inc. 526,950
40,540 Eli Lilly & Company 37,287,476
5,771 Enanta Pharmaceuticals, Inc.
b
72,888
15,815 Encompass Health Corporation 1,529,785
7,601 Enovis Corporation
b
172,923
1,675 Envista Holdings Corporation
b
42,495
2,640 Exelixis, Inc.
b
113,230
7,223 Fate Therapeutics, Inc.
b
8,668
12,032 Fortrea Holdings, Inc.
b
113,341
1,651 GE HealthCare Technologies, Inc. 117,518
7,606 GeneDx Holdings Corporation
b
488,457
43,533 Gilead Sciences, Inc. 6,067,194
2,926 Globus Medical, Inc.
b
252,104
9,688 Guardant Health, Inc.
b
894,881
3,486 Henry Schein, Inc.
b
256,918
191 Humana, Inc. 33,117
17,359 ICON plc
b
1,920,947
8,509 ICU Medical, Inc.
b
1,098,937
7,555 IDEXX Laboratories, Inc.
b
4,245,079
4,176 Illumina, Inc.
b
514,734
2,170 Insmed, Inc.
b
354,838
Shares Common Stock  30.5% Value
Health Care  2.9% - continued
5,107 Insulet Corporation
b
$ 1,071,653
45,148 Intuitive Surgical, Inc.
b
20,812,777
2,052 Ionis Pharmaceuticals, Inc.
b
154,085
1,309 IQVIA Holding, Inc.
b
223,237
11,269 iRhythm Holdings, Inc.
b
1,329,967
1,362 Jazz Pharmaceuticals, Inc.
b
257,486
45,726 Johnson & Johnson 11,177,263
21,144 Labcorp Holdings, Inc. 5,641,431
14,449 LivaNova plc
b
918,378
4,008 Masimo Corporation
b
712,903
6,118 Medpace Holdings, Inc.
b
2,937,802
94,888 Medtronic plc 8,222,045
71,119 Merck & Company, Inc. 8,554,905
681 Merit Medical Systems, Inc.
b
46,941
324 Mettler-Toledo International, Inc.
b
408,629
8,752 Mirum Pharmaceuticals, Inc.
b
808,510
3,567 Moderna, Inc.
b
181,204
3,755 Myriad Genetics, Inc.
b
16,898
7,841 Natera, Inc.
b
1,568,122
14,591 Neogen Corporation
b
135,550
12,670 Neurocrine Biosciences, Inc.
b
1,669,146
820 Option Care Health, Inc.
b
22,074
2,520 Penumbra, Inc.
b
827,492
19,445 Pfizer, Inc. 546,016
1,365 Prestige Consumer Healthcare,
Inc.
b
80,904
2,576 QIAGEN NV 103,143
208 Quest Diagnostics, Inc. 40,764
14,579 RadNet, Inc.
b
814,820
355 REGENXBIO, Inc.
b
2,975
14,597 Repligen Corporation
b
1,719,819
203 ResMed, Inc. 45,569
1,500 Revolution Medicines, Inc.
b
145,875
2,120 Revvity, Inc. 185,733
37,546 Royalty Pharma plc 1,801,082
2,415 Sotera Health Company
b
34,631
24,168 STERIS plc 5,344,270
12,951 Stryker Corporation 4,255,569
3,578 Tenet Healthcare Corporation
b
675,204
27,715 Twist Bioscience Corporation
b
1,317,017
7,469 UFP Technologies, Inc.
b
1,445,998
5,410 Ultragenyx Pharmaceutical, Inc.
b
113,340
458 United Therapeutics Corporation
b
271,585
10,464 UnitedHealth Group, Inc. 2,831,454
282 Universal Health Services, Inc. 50,470
9,301 Varex Imaging Corporation
b
98,684
2,421 Vaxcyte, Inc.
b
140,684
7,735 Veeva Systems, Inc.
b
1,358,730
22,523 Vericel Corporation
b
724,565
10,457 Vertex Pharmaceuticals, Inc.
b
4,669,469
52,364 Viatris, Inc. 707,438
7,881 Vir Biotechnology, Inc.
b
70,614
83 Waters Corporation
b
24,717
65,975 Waystar Holding Corporation
b
1,590,657
7,869 West Pharmaceutical Services,
Inc. 1,972,286
4,584 Xencor, Inc.
b
55,283
1,879 Xenon Pharmaceuticals, Inc.
b
109,264
42,328 Zimmer Biomet Holdings, Inc. 3,827,298
19,636 Zoetis, Inc. 2,321,172
Total 226,219,167
Industrials  3.7%
9,130 3M Company 1,325,950
15,017 AAON, Inc. 1,242,657

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.5% Value
Industrials  3.7% - continued
3,923 Acuity, Inc. $ 1,099,303
16,988 Advanced Drainage Systems, Inc. 2,329,564
1,748 AECOM 148,265
474 AGCO Corporation 54,922
123,219 Alight, Inc. 71,800
3,827 Allegheny Technologies, Inc.
b
556,675
1,196 Allegion plc 173,767
1,386 Allison Transmission Holdings, Inc. 162,245
67,892 Amentum Holdings, Inc.
b
1,770,623
2,441 American Superconductor
Corporation
b
82,628
28,265 AMETEK, Inc. 6,058,885
5,002 API Group Corporation
b
202,681
7,180 Applied Industrial Technologies,
Inc. 1,904,998
1,639 Arcosa, Inc. 173,963
4,346 Armstrong World Industries, Inc. 716,221
11,946 Atmus Filtration Technologies, Inc. 678,174
31,662 Automatic Data Processing, Inc. 6,433,085
2,820 Axon Enterprise, Inc.
b
1,197,626
531 AZZ, Inc. 66,444
2,418 Badger Infrastructure Solutions,
Ltd. 107,837
4,186 Barrett Business Services, Inc. 122,147
216 Bloom Energy Corporation
b
29,266
2,486 Brady Corporation 201,963
2,626 BrightView Holdings, Inc.
b
30,961
178 Brink's Company 18,446
228 Broadridge Financial Solutions,
Inc. 37,045
19,994 BWX Technologies, Inc. 4,088,573
721 C.H. Robinson Worldwide, Inc. 119,736
257 CACI International, Inc.
b
139,775
10,425 Casella Waste Systems, Inc.
b
827,120
35,832 Caterpillar, Inc. 25,385,539
15,464 CECO Environmental Corporation
b
921,345
10,748 Cintas Corporation 1,817,917
9,933 Clean Harbors, Inc.
b
2,848,089
327,760 CNH Industrial NV 3,605,360
3,940 Concentrix Corporation 107,798
9,105 Construction Partners, Inc.
b
1,011,748
33,069 Copart, Inc.
b
1,097,891
5,917 CRA International, Inc. 957,844
721 Crane Company 123,291
3,944 CSW Industrials, Inc. 1,027,728
128,927 CSX Corporation 5,292,453
845 Cummins, Inc. 454,627
3,247 Curtiss-Wright Corporation 2,211,597
88,872 Delta Air Lines, Inc. 5,908,211
7,731 DNOW, Inc.
b
92,076
4,766 Donaldson Company, Inc. 404,490
221 Dycom Industries, Inc.
b
74,879
33,258 Eaton Corporation plc 11,895,389
14,893 EMCOR Group, Inc. 10,995,651
19,450 Enerpac Tool Group Corporation 709,342
2,427 EnerSys 421,618
5,622 EnPro, Inc. 1,409,154
285 Equifax, Inc. 51,320
239 ESCO Technologies, Inc. 67,247
4,995 ExlService Holdings, Inc.
b
152,098
395,200 Fastenal Company 18,337,280
8,173 Federal Signal Corporation 883,828
8,371 Ferguson Enterprises, Inc. 1,952,619
68,385 Flowserve Corporation 5,026,981
25,831 Fluor Corporation
b
1,205,016
Shares Common Stock  30.5% Value
Industrials  3.7% - continued
997 Fortive Corporation $ 55,114
4,818 Fortune Brands Innovations, Inc. 187,757
3,320 FTAI Aviation, Ltd. 813,400
2,612 Gates Industrial Corporation plc
b
59,057
129 GATX Corporation 22,025
9,149 GE Vernova, Inc. 7,986,162
13,479 General Dynamics Corporation 4,626,262
85,163 General Electric Company 24,166,705
3,437 Genpact, Ltd. 128,028
19,487 Graco, Inc. 1,649,575
3,688 HEICO Corporation 778,500
2,206 Helios Technologies, Inc. 142,750
49,440 Hexcel Corporation 4,001,179
1,768 HNI Corporation 59,034
24,772 Honeywell International, Inc. 5,599,215
10,885 Howmet Aerospace, Inc. 2,508,557
92 Hubbell, Inc. 45,148
3,751 Hudson Technologies, Inc.
b
22,056
380 Huntington Ingalls Industries, Inc. 144,362
1,609 ICF International, Inc. 105,052
1,479 IDEX Corporation 280,344
306 IES Holdings, Inc.
b
145,800
1,684 Ingersoll Rand, Inc. 134,922
549 Insteel Industries, Inc. 18,452
3,151 ITT Corporation 600,360
20,254 Jacobs Solutions, Inc. 2,577,929
15,702 JB Hunt Transport Services, Inc. 3,327,254
585 Kennametal, Inc. 21,136
2,445 Kirby Corporation
b
324,892
433 Knight-Swift Transportation
Holdings, Inc. 24,932
2,423 Korn Ferry 152,528
15,084 L3Harris Technologies, Inc. 5,206,243
477 Leidos Holdings, Inc. 74,183
13,368 Limbach Holdings, Inc.
b
1,043,372
5,964 Lincoln Electric Holdings, Inc. 1,485,513
3,634 Lyft, Inc.
b
48,332
4,261 Masco Corporation 257,237
457 MasTec, Inc.
b
147,035
964 Maximus, Inc. 61,792
2,939 McGrath RentCorp 324,113
16,042 Mercury Systems, Inc.
b
1,169,622
3,545 Middleby Corporation
b
469,996
14,922 MillerKnoll, Inc. 215,772
7,041 Modine Manufacturing Company
b
1,525,855
6,247 Moog, Inc. 1,828,122
4,489 Mueller Industries, Inc. 497,381
37,884 Mueller Water Products, Inc. 1,041,431
265 MYR Group, Inc.
b
74,815
4,214 Nextpower, Inc.
b
507,998
153 Nordson Corporation 40,707
74,335 NPK International, Inc.
b
1,077,114
13,762 nVent Electric plc 1,627,769
6,614 Old Dominion Freight Line, Inc. 1,292,376
642 Oshkosh Corporation 94,509
12,845 Otis Worldwide Corporation 990,093
1,389 Owens Corning, Inc. 150,318
24,401 Parker-Hannifin Corporation 21,844,751
1,473 Paychex, Inc. 135,693
848 Paylocity Holding Corporation
b
91,618
6,430 Pentair plc 560,117
7,449 Proficient Auto Logistics, Inc.
b
50,504
3,384 Quanta Services, Inc. 1,857,884
4,677 RBC Bearings, Inc.
b
2,540,172
487 Regal Rexnord Corporation 91,196

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.5% Value
Industrials  3.7% - continued
8,358 Republic Services, Inc. $ 1,830,569
6,955 Rockwell Automation, Inc. 2,496,010
43,865 RTX Corporation 8,461,559
158 Ryder System, Inc. 32,344
1,627 Science Applications International
Corporation 154,435
5,256 Sensata Technologies Holding plc 185,116
525 SkyWest, Inc.
b
48,211
766 SPX Technologies, Inc.
b
153,154
3,955 SS&C Technologies Holdings, Inc. 267,239
4,856 Standex International Corporation 1,237,600
3,978 Stanley Black & Decker, Inc. 282,677
3,084 Sterling Construction Company,
Inc.
b
1,256,021
974 Tetra Tech, Inc. 29,337
153 Textron, Inc. 13,397
1,787 Timken Company 179,719
5,490 Toro Company 512,986
2,078 Trane Technologies plc 865,986
14,206 Transcat, Inc.
b
1,043,431
1,557 Trex Company, Inc.
b
56,706
185,903 Uber Technologies, Inc.
b
13,372,003
1,778 UL Solutions, Inc. 152,392
1,786 United Airlines Holdings, Inc.
b
164,437
610 United Rentals, Inc. 444,422
22,268 Veralto Corporation 1,968,937
16,060 Verisk Analytics, Inc. 3,047,385
5,263 Verra Mobility Corporation
b
75,208
8,374 Vertiv Holdings Company 2,098,357
1,137 Wabtec Corporation 284,148
5,491 Waste Management, Inc. 1,261,777
191 Watts Water Technologies, Inc. 55,445
4,538 WESCO International, Inc. 1,241,688
9,276 Willdan Group, Inc.
b
710,171
424 Woodward, Inc. 151,758
13,551 Xylem, Inc. 1,619,345
5,037 Zurn Elkay Water Solutions
Corporation 225,859
Total 293,735,720
Information Technology  9.6%
8,594 Adobe, Inc.
b
2,089,029
57,361 Advanced Micro Devices, Inc.
b
11,668,948
2,180 Ambarella, Inc.
b
112,215
5,869 Amkor Technology, Inc. 264,281
85,105 Amphenol Corporation 10,753,017
13,098 Analog Devices, Inc. 4,166,998
439,065 Apple, Inc. 111,430,306
9,582 Applied Materials, Inc. 3,275,032
153,164 Arista Networks, Inc.
b
18,805,476
1,922 Arrow Electronics, Inc.
b
275,634
5,215 ASGN, Inc.
b
201,873
278 Astera Labs, Inc.
b
30,469
28,301 Autodesk, Inc.
b
6,775,259
4,242 Avnet, Inc. 261,392
4,104 Bel Fuse, Inc. 812,510
1,562 Blackbaud, Inc.
b
60,309
185,207 Broadcom, Inc. 57,323,419
7,208 Cadence Design Systems, Inc.
b
2,002,887
343 Calix, Inc.
b
16,804
3,835 Celestica, Inc.
b
1,080,243
427 Ciena Corporation
b
165,774
2,791 Cirrus Logic, Inc.
b
403,634
91,527 Cisco Systems, Inc. 7,101,580
7,576 Cloudflare, Inc.
b
1,563,232
Shares Common Stock  30.5% Value
Information Technology  9.6% - continued
36,409 Cognex Corporation $ 1,783,677
2,499 Cognizant Technology Solutions
Corporation 153,314
6,599 Coherent Corporation
b
1,571,948
113 Cohu, Inc.
b
3,460
831 CommVault Systems, Inc.
b
64,727
4,742 Corning, Inc. 644,770
2,126 Crane NXT Company 86,294
203 Credo Technology Group Holding,
Ltd.
b
19,056
205 CTS Corporation 9,791
1,098 Datadog, Inc.
b
129,619
16,465 DigitalOcean Holdings, Inc.
b
1,412,368
2,338 Dolby Laboratories, Inc. 140,420
1,468 EPAM Systems, Inc.
b
198,767
559 F5, Inc.
b
161,735
4,587 Fabrinet
b
2,392,212
16,337 Flex, Ltd.
b
1,069,420
84,700 Fortinet, Inc.
b
6,921,684
3,173 Gen Digital, Inc. 59,748
6,617 GoDaddy, Inc.
b
547,027
52,540 GPGI, Inc. 898,434
21,006 Guidewire Software, Inc.
b
3,141,657
11,173 Hewlett Packard Enterprise
Company 266,029
411 Ichor Holdings, Ltd.
b
19,157
3,591 InterDigital, Inc. 1,084,482
52,630 International Business Machines
Corporation 12,756,986
19,798 Intuit, Inc. 8,560,259
93,780 JFrog, Ltd.
b
4,401,095
17,654 Keysight Technologies, Inc.
b
4,984,960
5,284 Knowles Corporation
b
135,693
2,415 Kulicke and Soffa Industries, Inc. 158,714
136,275 Lam Research Corporation 29,116,516
32,206 Lattice Semiconductor
Corporation
b
2,987,428
1,041 Littelfuse, Inc. 353,263
1,690 Lumentum Holdings, Inc.
b
1,187,664
1,053 MACOM Technology Solutions
Holdings, Inc.
b
233,840
468 Manhattan Associates, Inc.
b
62,300
4,630 Microchip Technology, Inc. 299,144
23,492 Micron Technology, Inc. 7,936,537
284,943 Microsoft Corporation 105,477,350
7,495 MKS, Inc. 1,722,426
278 MongoDB, Inc.
b
68,046
3,085 Monolithic Power Systems, Inc. 3,372,985
9,806 Motorola Solutions, Inc. 4,255,510
10,093 Napco Security Technologies, Inc. 397,563
9,297 NetApp, Inc. 951,920
24,375 Nokia Oyj ADR 195,975
6,100 Novanta, Inc.
b
720,471
920,190 NVIDIA Corporation 160,481,136
5,274 NXP Semiconductors NV 1,038,240
3,030 ON Semiconductor Corporation
b
187,618
6,337 Onto Innovation, Inc.
b
1,299,529
53,627 Oracle Corporation 7,889,068
165,401 Palantir Technologies, Inc.
b
24,194,858
3,620 Pegasystems, Inc. 154,067
640 Plexus Corporation
b
129,626
3,555 PTC, Inc.
b
506,552
542 Q2 Holdings, Inc.
b
25,637
1,324 Qnity Electronics, Inc. 152,763
50,927 Qualcomm, Inc. 6,558,379
20,813 Rambus, Inc.
b
1,790,542

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.5% Value
Information Technology  9.6% - continued
396 Roper Industries, Inc. $ 140,129
8,945 Salesforce, Inc. 1,669,763
78,651 Samsung Electronics Company,
Ltd. 9,199,130
679 SanDisk Corporation/DE
b
431,396
232 Sanmina Corporation
b
30,076
131,196 ServiceNow, Inc.
b
13,716,542
757 ServiceTitan, Inc.
b
48,039
104,157 Shopify, Inc.
b
12,355,103
9,442 Silicon Laboratories, Inc.
b
1,965,352
3,179 SiTime Corporation
b
1,097,868
6,835 Skyworks Solutions, Inc. 366,014
7,508 Snowflake, Inc.
b
1,132,357
6,123 Sprout Social, Inc.
b
34,901
3,022 Synopsys, Inc.
b
1,198,163
66,382 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 22,433,797
35,319 TD SYNNEX Corporation 5,958,668
19,795 TE Connectivity plc 4,137,551
501 Teledyne Technologies, Inc.
b
303,110
2,343 Tenable Holdings, Inc.
b
39,632
11,432 Teradyne, Inc. 3,389,131
38,907 Texas Instruments, Inc. 7,553,405
5,597 Trimble, Inc.
b
365,092
8,314 TTM Technologies, Inc.
b
809,950
2,920 Tyler Technologies, Inc.
b
999,750
5,707 Unity Software, Inc.
b
125,212
1,794 Varonis Systems, Inc.
b
38,517
8,719 VeriSign, Inc. 2,165,451
9,295 Viavi Solutions, Inc.
b
309,338
47,910 Vontier Corporation 1,699,368
2,108 Western Digital Corporation 570,193
212 Workday, Inc.
b
27,543
2,836 Zebra Technologies Corporation
b
592,951
1,728 Zoom Communications, Inc.
b
138,914
939 Zscaler, Inc.
b
131,732
Total 753,338,915
Materials  0.7%
194 Air Products and Chemicals, Inc. 56,355
1,293 Albemarle Corporation 232,132
10,948 Alcoa Corporation 726,181
3,099 Amcor plc 123,185
5,622 American Vanguard Corporation
b
13,999
1,273 AngloGold Ashanti plc 123,939
3,784 AptarGroup, Inc. 476,860
2,340 Ashland, Inc. 130,127
2,233 Avery Dennison Corporation 385,594
6,385 Avient Corporation 231,775
8,227 Balchem Corporation 1,394,312
4,844 Ball Corporation 286,329
7,931 Celanese Corporation 521,622
46,556 CF Industries Holdings, Inc. 6,044,831
10,978 Coeur Mining, Inc.
b
206,057
2,947 Commercial Metals Company 181,034
30,532 Constellium SE
b
750,477
4,509 Corteva, Inc. 377,448
32,999 Crown Holdings, Inc. 3,308,150
26,868 DuPont de Nemours, Inc. 1,230,554
19,899 Eastman Chemical Company 1,518,692
21,090 Ecolab, Inc. 5,610,362
53,844 Element Solutions, Inc. 1,838,234
36,914 Freeport-McMoRan, Inc. 2,169,805
3,195 Greif, Inc. 214,289
Shares Common Stock  30.5% Value
Materials  0.7% - continued
6,200 Hecla Mining Company $ 115,506
20,610 Huntsman Corporation 274,319
2,235 Ingevity Corporation
b
159,199
728 International Flavors & Fragrances,
Inc. 52,816
41,099 International Paper Company 1,467,234
2,904 Intrepid Potash, Inc.
b
124,204
68,644 Ivanhoe Mines, Ltd.
b
586,714
1,519 Kaiser Aluminum Corporation 183,055
10,792 Linde plc 5,350,242
9,693 Louisiana-Pacific Corporation 705,166
2,169 Martin Marietta Materials, Inc. 1,276,847
2,052 Minerals Technologies, Inc. 145,528
16,099 Mosaic Company 410,524
167 NewMarket Corporation 107,039
28,702 Newmont Corporation 3,106,992
28,292 Nucor Corporation 4,784,177
3,382 O-I Glass, Inc.
b
35,545
16,934 Orion SA 110,071
1,244 Packaging Corporation of America 264,002
2,297 PPG Industries, Inc. 245,503
163 Reliance, Inc. 49,539
1,600 Royal Gold, Inc. 407,184
729 Scotts Miracle-Gro Company 44,330
2,243 Sensient Technologies Corporation 193,885
3,314 Smurfit WestRock plc 132,063
34,407 Solstice Advanced Materials, Inc. 2,620,437
3,114 Sonoco Products Company 168,436
1,442 Steel Dynamics, Inc. 259,560
1,217 Stepan Company 60,826
Total 51,593,286
Real Estate  0.6%
2,457 Agree Realty Corporation 185,209
4,695 Alpine Income Property Trust, Inc. 84,510
6,902 Americold Realty Trust, Inc. 79,097
6,339 AvalonBay Communities, Inc. 1,035,476
16,333 Brixmor Property Group, Inc. 470,390
1,803 Broadstone Net Lease, Inc. 32,941
3,105 CareTrust REIT, Inc. 113,798
33,201 CBRE Group, Inc.
b
4,497,407
7,603 Compass, Inc.
b
55,578
1,914 CoStar Group, Inc.
b
77,211
20,897 Cousins Properties, Inc. 471,645
56,185 Crown Castle, Inc. 4,568,402
7,003 Curbline Properties Corporation 180,607
2,568 Cushman & Wakefield, Ltd.
b
31,484
2,709 Digital Realty Trust, Inc. 488,189
17,073 Easterly Government Properties,
Inc. 365,874
26,379 EPR Properties 1,317,895
1,899 Equity Lifestyle Properties, Inc. 118,536
159,834 Essential Properties Realty Trust,
Inc. 4,852,560
272 Essex Property Trust, Inc. 65,824
860 Extra Space Storage, Inc. 112,772
1,205 Federal Realty Investment Trust 127,983
11,072 Fermi, Inc.
a,b
64,660
6,082 First Industrial Realty Trust, Inc. 351,844
1,246 FrontView REIT, Inc. 19,276
8,072 Getty Realty Corporation 256,690
164,787 Healthcare Realty Trust, Inc. 2,799,731
115,142 Host Hotels & Resorts, Inc. 2,206,121
820 Howard Hughes Holdings, Inc.
b
51,873
8,697 Independence Realty Trust, Inc. 129,498

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.5% Value
Real Estate  0.6% - continued
65,107 Industrial Logistics Properties Trust $ 369,808
23,791 Innovative Industrial Properties,
Inc. 1,193,357
14,155 InvenTrust Properties Corporation 431,161
3,881 Iron Mountain, Inc. 396,405
1,272 Jones Lang LaSalle, Inc.
b
387,095
3,262 Kimco Realty Corporation 73,297
221 Lamar Advertising Company 27,992
6,771 Macerich Company 127,972
61,300 Medical Properties Trust, Inc. 283,819
113,543 Millrose Properties, Inc. 3,179,204
417 National Health Investors, Inc. 33,719
6,666 NET Lease Office Properties 76,792
10,469 NetSTREIT Corporation 197,131
1,723 NNN REIT, Inc. 72,418
743 Omega Healthcare Investors, Inc. 32,558
30,307 Outfront Media, Inc. 803,136
22,528 Park Hotels & Resorts, Inc. 237,220
6,993 Piedmont Realty Trust, Inc.
b
45,944
3,312 Postal Realty Trust, Inc. 61,471
620 Realty Income Corporation 37,932
1,278 Regency Centers Corporation 96,693
22,986 RLJ Lodging Trust 170,556
590 Ryman Hospitality Properties 54,439
70,462 Sabra Health Care REIT, Inc. 1,354,984
31,669 Safehold, Inc. 428,482
529 SBA Communications Corporation 91,046
70,137 Sila Realty Trust, Inc. 1,660,844
185 Simon Property Group, Inc. 34,508
9,179 STAG Industrial, Inc. 330,995
140,744 Tanger, Inc. 4,782,481
20,802 Terreno Realty Corporation 1,277,659
2,039 Ventas, Inc. 166,749
9,530 Xenia Hotels & Resorts, Inc. 141,330
5,855 Zillow Group, Inc., Class C
b
242,280
Total 44,114,558
Utilities  0.8%
1,684 Alliant Energy Corporation 120,844
4,479 American States Water Company 338,702
1,265 American Water Works Company,
Inc. 172,154
2,784 Artesian Resources Corporation 88,670
12,770 Avista Corporation 512,588
4,613 Black Hills Corporation 320,188
4,246 California Water Service Group 192,514
2,892 CenterPoint Energy, Inc. 124,819
10,370 Clearway Energy, Inc., Class A 406,193
12,644 Clearway Energy, Inc., Class C 496,783
821 Consolidated Edison, Inc. 92,921
53,351 Constellation Energy Corporation 14,898,267
338 DTE Energy Company 49,422
43,684 Duke Energy Corporation 5,719,983
106,413 Edison International 7,787,303
59,245 Entergy Corporation 6,656,768
33,237 Evergy, Inc. 2,722,775
12,357 Eversource Energy 856,093
7,159 Exelon Corporation 350,934
3,554 FirstEnergy Corporation 180,046
5,441 H2O America
a
319,223
1,623 Middlesex Water Company 84,477
1,288 National Fuel Gas Company 121,020
11,526 New Jersey Resources
Corporation 633,008
2,631 NiSource, Inc. 122,762
Shares Common Stock  30.5% Value
Utilities  0.8% - continued
270 Northwestern Energy Group, Inc. $ 17,804
1,384 OGE Energy Corporation 66,377
2,734 Otter Tail Corporation 239,963
127,645 PG&E Corporation 2,242,723
1,715 Pinnacle West Capital Corporation 172,786
96,256 Portland General Electric
Company 5,079,429
1,572 Spire, Inc. 142,329
180,199 UGI Corporation 6,562,848
4,506 Unitil Corporation 235,393
31,771 Vistra Energy Corporation 4,776,134
9,958 XPLR Infrastructure, LP
b
105,754
368 York Water Company 11,206
Total 63,021,203
Total Common Stock
(cost $1,722,313,841) 2,397,769,593
Principal
Amount Long-Term Fixed Income 6.2% Value
Asset-Backed Securities  0.1%
522 Funding CLO, Ltd.
$ 800,000
5.410%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
c,d
793,358
Access Group, Inc.
23,425
4.276%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
23,356
ALLO Issuer, LLC
950,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
953,349
Balboa Bay Loan Funding, Ltd.
1,000,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
993,574
625,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
623,222
Barings CLO, Ltd.
850,000
5.568%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
844,323
Battalion CLO XIV, Ltd.
500,000
5.668%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
496,707
CarVal CLO I, Ltd.
650,000
5.521%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
650,421
CMFT Net Lease Master Issuer,
LLC
622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
579,896
Commonbond Student Loan Trust
25,862
4.293%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
25,633
Foundation Finance Trust
189,309
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
180,592
Hertz Vehicle Financing III, LLC
475,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
477,592

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  6.2% Value
Asset-Backed Securities  0.1% - continued
Hotwire Funding, LLC
$ 750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
$ 758,799
Laurel Road Prime Student Loan
Trust
147,755
6.000%,  11/25/2043, Ser.
2018-D, Class A
c,d
141,398
LCM 41, Ltd.
375,000
5.672%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
371,618
Lightpath Fiber Issuer, LLC
900,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
c
897,505
National Collegiate Trust
126,019
4.083%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
123,555
Palmer Square Loan Funding, Ltd.
475,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
471,053
RR 28, Ltd.
1,175,000
5.331%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
c,d
1,174,971
Sunnova Hestia II Issuer, LLC
802,551
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,e
777,539
Trinitas CLO, Ltd.
1,200,000
5.374%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
c,d,f
1,200,000
Total 12,558,461
Collateralized Mortgage Obligations  0.6%
A&D Mortgage Trust
368,752
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,g
371,507
Banc of America Alternative Loan
Trust
9,634
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 8,651
BINOM Securitization Trust
311,546
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
288,513
CFST Mortgage Trust
750,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,g
755,736
Chase Home Lending Mortgage
Trust
725,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
725,219
CHNGE Mortgage Trust
244,918
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,g
244,924
Citicorp Mortgage Securities, Inc.
441,169
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 403,919
Citigroup Mortgage Loan Trust,
Inc.
1,645
6.202%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,679
Principal
Amount Long-Term Fixed Income  6.2% Value
Collateralized Mortgage Obligations  0.6% -
continued
COLT Mortgage Loan Trust
$ 610,683
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
$ 554,318
Countrywide Alternative Loan Trust
260,884
4.130%,  10/25/2035, Ser.
2005-43, Class 4A1
d
227,054
556,063
7.000%,  10/25/2037, Ser.
2007-24, Class A10 173,746
Cross Mortgage Trust
893,881
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
c,g
885,327
CSMC Trust
353,978
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
306,956
Federal Home Loan Mortgage
Corporation - REMIC
689,820
4.000%,  1/25/2051, Ser.
5249, Class LA 681,753
700,000
5.000%,  1/25/2055, Ser.
5490, Class LB 684,946
1,250,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,243,780
675,000
5.250%,  3/25/2055, Ser.
5519, Class CL 669,526
928,745
7.662%,  (SOFR30A +
4.000%), 4/25/2026, Ser.
5567, Class MB
d
955,036
1,300,000
5.000%,  8/25/2055, Ser.
5569, Class BY 1,272,766
1,400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,396,540
2,019,989
2.000%,  12/25/2050, Ser.
5051, Class WI
h
265,127
163,911
3.000%,  2/15/2033, Ser.
4170, Class IG
h
9,390
393,291
3.000%,  3/15/2033, Ser.
4180, Class PI
h
28,645
753,970
4.500%,  10/15/2033, Ser.
2695, Class BH 755,386
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 836,034
Federal Home Loan Mortgage
Corporation - SLST
750,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
e
646,237
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 983,722
800,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 779,981
703,684
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 597,832
1,427,012
2.000%,  12/25/2050, Ser.
2020-89, Class IM
h
189,681
143,186
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
1,955
Flagstar Mortgage Trust
1,071,536
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
c,d
891,426
412,697
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
373,904

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  6.2% Value
Collateralized Mortgage Obligations  0.6% -
continued
GCAT Trust
$ 512,409
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
$ 469,501
812,580
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
821,213
GS Mortgage-Backed Securities
Trust
988,156
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
c,g
979,038
820,992
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
712,458
1,250,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
1,242,663
HOMES Trust
700,000
6.949%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
696,837
HTAP Issuer Trust
520,023
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
515,894
988,450
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
984,542
J.P. Morgan Mortgage Trust
913,175
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
759,706
675,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
c,d
670,398
606,677
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
521,981
588,026
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,g
582,272
565,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
c,d
545,008
Mello Mortgage Capital
Acceptance
895,456
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
744,943
Merrill Lynch Alternative Note
Asset Trust
144,720
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 43,504
MFA Trust
455,301
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c,g
455,862
Morgan Stanley Residential
Mortgage Loan Trust
975,000
7.335%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
979,622
New Residential Mortgage Loan
Trust
1,735,591
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,443,863
460,845
5.078%,  11/25/2065, Ser.
2026-NQM1, Class A2
c,g
455,934
OBX Trust
525,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
497,722
Palisades Mortgage Loan Trust
145,134
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
145,036
PMT Loan Trust
1,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
1,058,458
Principal
Amount Long-Term Fixed Income  6.2% Value
Collateralized Mortgage Obligations  0.6% -
continued
$ 1,175,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
$ 1,165,869
Point Securitization Trust
949,804
5.750%,  9/25/2055, Ser.
2025-2, Class A1
c
935,903
PRET Trust
521,529
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,g
505,914
PRET, LLC
781,731
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
c,g
775,579
423,612
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,g
424,010
Provident Funding Mortgage Trust
1,200,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
1,146,869
PRPM, LLC
500,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,g
483,119
498,928
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,g
497,522
675,405
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,g
673,998
RCO IX Mortgage, LLC
644,071
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,g
644,936
Renaissance Home Equity Loan
Trust
1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
324,396
Residential Accredit Loans, Inc.
Trust
167,732
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 149,058
Residential Funding Mortgage
Security I Trust
50,102
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 40,534
Saluda Grade Alternative
Mortgage Trust
800,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,g
799,060
700,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,g
704,630
Santander Mortgage Asset
Receivable Trust
728,517
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
c,d
726,042
Saxon Asset Securities Trust
430,017
2.687%,  8/25/2035, Ser.
2004-2, Class MF2
d
395,445
Sequoia Mortgage Trust
600,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
591,692
1,100,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
1,047,708
120,724
3.538%,  9/20/2046, Ser.
2007-1, Class 4A1
d
78,760
SG Residential Mortgage Trust
1,044,037
4.985%,  1/25/2066, Ser.
2026-1, Class A2
c,g
1,034,244

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  6.2% Value
Collateralized Mortgage Obligations  0.6% -
continued
Toorak Mortgage Trust
$ 500,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,g
$ 501,762
TRK Trust
507,972
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
461,300
Unlock HEA Trust
482,005
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
480,361
619,173
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
617,506
Verus Securitization Trust
309,110
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
275,725
VOLT CVI, LLC
407,161
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c
407,545
Vontive Mortgage Trust
1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,g
1,011,579
Total 50,438,737
Commercial Mortgage-Backed Securities  0.2%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
470,666
BANK
16,292,843
0.412%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
339,178
4,483,403
0.624%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,h
205,978
BANK5
800,000
5.844%,  4/15/2059, Ser.
2026-5YR21, Class AS
f
824,473
BBCMS Mortgage Trust
6,937,798
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
413,558
3,875,788
0.921%,  12/15/2058, Ser.
2025-C39, Class XA
d,h
265,629
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
6,900,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
e
7,105,040
2,650,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
d,e
2,645,532
Home Partners of America Trust
932,139
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
846,329
Total 13,116,383
Financials  <0.1%
Countrywide Home Loans, Inc.
150,507
5.750%,  4/25/2037, Ser.
2007-3, Class A27 63,551
Total 63,551
Mortgage-Backed Securities  2.5%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
445,378 5.500%,  12/1/2038 458,086
Principal
Amount Long-Term Fixed Income  6.2% Value
Mortgage-Backed Securities  2.5% - continued
$ 3,782,258 5.500%,  2/1/2040 $ 3,873,978
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,698,487 2.000%,  1/1/2052 2,207,354
1,164,856 6.000%,  1/1/2055 1,216,164
1,666,205 4.500%,  2/1/2056
f
1,619,597
2,002,896 2.000%,  5/1/2051 1,638,378
3,899,120 2.500%,  5/1/2051 3,325,372
2,548,617 4.000%,  5/1/2052 2,428,724
1,629,398 5.000%,  7/1/2053 1,623,975
751,774 5.500%,  7/1/2053 765,140
2,040,575 3.500%,  8/1/2052 1,884,299
1,601,986 5.000%,  8/1/2053 1,599,889
2,525,502 5.500%,  9/1/2053 2,588,440
3,389,248 5.500%,  9/1/2055 3,440,194
1,947,457 5.500%,  9/1/2055 1,978,211
1,602,678 3.500%,  9/1/2047 1,500,261
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
862,529 2.500%,  7/1/2030 836,433
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
316,556 5.500%,  9/1/2039 325,792
4,800,000 4.500%,  4/1/2041
f
4,765,426
5,650,000 5.000%,  4/1/2041
f
5,691,256
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,447,453 3.000%,  12/1/2036 1,374,010
1,414,900 3.000%,  8/1/2038 1,346,473
2,243,387 3.500%,  5/1/2040 2,138,631
2,188,430 2.500%,  4/1/2042 1,967,722
775,639 2.000%,  5/1/2042 685,138
917,560 5.000%,  10/1/2045 917,445
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,085,764 3.000%,  1/1/2052 5,394,586
522,199 2.000%,  2/1/2051 427,159
784,569 2.000%,  2/1/2051 641,777
2,591,432 2.500%,  2/1/2051 2,224,552
2,784,021 5.500%,  2/1/2055 2,836,658
8,932,761 2.000%,  3/1/2051 7,262,157
4,350,971 4.000%,  3/1/2051 4,158,475
2,223,784 2.000%,  3/1/2052 1,823,967
6,743,871 3.000%,  3/1/2052 5,980,441
5,847,639 2.000%,  4/1/2051 4,752,802
1,212,784 3.000%,  4/1/2051 1,067,613
2,652,332 5.500%,  4/1/2054 2,714,280
5,050,000 2.500%,  4/1/2056
f
4,245,156
3,446,649 3.000%,  5/1/2050 3,036,169
955,475 2.000%,  5/1/2051 777,538
3,081,656 3.000%,  5/1/2051 2,771,723
953,805 3.500%,  5/1/2052 882,784
5,951,644 2.000%,  6/1/2050 4,852,181
2,493,685 3.000%,  6/1/2050 2,251,367
1,064,949 4.000%,  6/1/2052 1,009,142
1,187,373 5.000%,  6/1/2053 1,184,609
5,438,365 5.500%,  6/1/2053 5,491,630
4,305,652 2.500%,  7/1/2051 3,702,169
1,001,919 3.500%,  7/1/2051 928,806
736,685 3.000%,  7/1/2052 658,272

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  6.2% Value
Mortgage-Backed Securities  2.5% - continued
$ 1,326,184 4.000%,  7/1/2052 $ 1,256,691
944,048 2.500%,  8/1/2050 811,655
1,653,303 3.500%,  8/1/2050 1,538,100
2,908,404 3.500%,  8/1/2052 2,669,660
5,314,289 4.500%,  8/1/2052 5,151,902
2,241,065 5.000%,  8/1/2053 2,235,158
4,398,468 6.000%,  8/1/2054 4,602,846
987,826 2.500%,  9/1/2051 848,388
1,530,127 3.500%,  9/1/2052 1,418,345
841,386 3.500%,  9/1/2052 777,837
1,696,331 5.000%,  9/1/2052 1,687,983
2,879,996 4.500%,  9/1/2053 2,800,700
1,670,620 4.500%,  9/1/2053 1,626,418
4,326,616 4.000%,  10/1/2052 4,119,965
952,546 2.000%,  11/1/2051 779,162
1,109,331 3.500%,  11/1/2052 1,030,414
3,854,106 2.000%,  12/1/2050 3,154,087
8,590,555 2.500%,  12/1/2051 7,356,227
5,226,077 4.500%,  12/1/2052 5,086,060
500,000 5.500%,  4/1/2042
f
502,303
1,888,788 3.500%,  12/1/2047 1,771,030
4,600,000 4.000%,  4/1/2049
f
4,340,209
2,375,000 4.500%,  4/1/2049
f
2,291,888
5,550,000 5.000%,  4/1/2049
f
5,473,003
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,195,368 2.500%,  3/1/2062 4,272,058
994,869 3.500%,  7/1/2061 896,365
2,265,236 4.000%,  12/1/2061 2,111,029
Total 193,881,884
U.S. Government & Agencies  2.8%
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,040,273
5,000,000 4.750%,  8/15/2055 4,872,656
680,000 1.625%,  11/15/2050 354,795
4,000,000 4.750%,  11/15/2053 3,889,219
5,830,000 5.250%,  11/15/2028 6,035,189
2,050,000 4.375%,  5/15/2040 1,991,143
7,430,000 1.375%,  11/15/2040 4,785,965
11,465,000 3.000%,  5/15/2042 9,137,067
2,500,000 3.250%,  5/15/2042 2,059,961
25,124,000 2.500%,  5/15/2046 17,260,973
16,725,000 2.875%,  5/15/2049 11,890,430
U.S. Treasury Notes
10,500,000 3.500%,  9/30/2026 10,485,644
2,850,000 3.875%,  5/31/2027 2,851,893
15,000,000 3.500%,  9/30/2027 14,926,758
20,005,000 2.250%,  11/15/2027 19,507,219
10,550,000 3.875%,  12/31/2027 10,557,418
300,000 0.750%,  1/31/2028 283,770
3,200,000 3.625%,  3/31/2028 3,188,375
18,050,000 2.875%,  5/15/2028 17,706,627
2,500,000 3.750%,  12/31/2028 2,495,020
10,600,000 3.500%,  9/30/2029 10,472,469
17,810,000 4.000%,  3/31/2030 17,874,005
1,900,000 3.625%,  8/31/2030 1,876,695
23,000,000 3.625%,  9/30/2030 22,713,398
2,500,000 3.625%,  10/31/2030 2,467,676
160,000 1.375%,  11/15/2031 138,750
4,400,000 4.125%,  11/15/2032 4,401,547
1,400,000 3.500%,  2/15/2033 1,347,062
7,900,000 4.500%,  11/15/2033 8,063,555
Principal
Amount Long-Term Fixed Income  6.2% Value
U.S. Government & Agencies  2.8% - continued
$ 4,400,000 4.000%,  11/15/2035 $ 4,292,062
Total 218,967,614
Total Long-Term Fixed Income
(cost $514,800,909) 489,026,630
Shares
i
Private Equity Funds 1.6% Value
Secondary  1.6%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,j
16,884,109
__ ASF IX, LP
*,b,j
19,646,919
__ ASF VIII Sidecar (Cayman), LP
*,b,j
3,560,780
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,j
21,269,546
__ LCP X (Offshore), LP
*,b,j
36,946,850
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,j
26,534,987
Total 124,843,191
Total Private Equity Funds
(cost $93,200,874) 124,843,191
Shares
Collateral Held for Securities
Loaned 0.2% Value
12,181,800 Thrivent Cash Management Trust 12,181,800
Total Collateral Held for
Securities Loaned
(cost $12,181,800) 12,181,800
Shares or
Principal
Amount Short-Term Investments 13.6% Value
Federal Home Loan Bank Discount
Notes
500,000 3.545%, 4/8/2026
k,l
499,601
300,000 3.590%, 4/17/2026
k,l
299,491
12,400,000 3.606%, 4/24/2026
k,l
12,370,323
900,000 3.600%, 4/29/2026
k,l
897,397
10,000,000 3.633%, 5/1/2026
k,l
9,968,914
2,000,000 3.604%, 5/8/2026
k,l
1,992,379
11,200,000 3.595%, 5/27/2026
k,l
11,135,983
5,600,000 3.600%, 5/29/2026
k,l
5,566,868
1,100,000 3.610%, 6/3/2026
k,l
1,092,950
100,000 3.610%, 6/10/2026
k,l
99,289
7,000,000 3.626%, 6/17/2026
k,l
6,945,324
1,600,000 3.590%, 6/18/2026
k,l
1,587,342
3,200,000 3.636%, 6/22/2026
k,l
3,173,403
Federal National Mortgage
Association Discount Notes
15,700,000 3.595%, 6/1/2026
k,l
15,602,525
State Street Institutional U.S.
Government Money Market
Fund
299,772,482 3.602%
k
299,772,483
Thrivent Core Short-Term Reserve
Fund
68,963,123 3.930% 689,631,225

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  13.6% Value
U.S. Treasury Bills
1,600,000 3.498%, 4/7/2026
k,m
$ 1,599,036
800,000 3.596%, 5/5/2026
k,m
797,262
1,000,000 3.631%, 5/19/2026
k,m
995,160
1,700,000 3.615%, 5/28/2026
k,m
1,690,210
2,700,000 3.605%, 6/11/2026
k,m
2,680,844
100,000 3.611%, 6/18/2026
k,m
99,221
Total Short-Term Investments
(cost $1,068,440,436) 1,068,497,230
Total Investments (cost
$6,192,550,645) 100.2% $7,876,502,698
Other Assets and Liabilities, Net
(0.2%) (16,778,417)
Total Net Assets 100.0% $7,859,724,281
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $50,469,110 or 0.6% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2026.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Private equity fund partnerships do not issue shares.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of March 31,
2026 was $124,843,191 or 1.59% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of March 31,
2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 12,716,820
ASF IX, LP  3/18/2024 15,679,524
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,780,363
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 15,900,000
LCP X (Offshore), LP  10/25/2023 25,480,375
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 20,643,792
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 12,320,225
Total lending $12,320,225
Gross amount payable upon return of
collateral for securities loaned $12,181,800
Net amounts due from counterparty $(138,425)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,441,243,681 3,441,243,681 – –
U.S. Unaffiliated 42,565,621 42,565,621 – –
Common Stock
Communications Services 257,426,695 255,616,045 1,810,650 –
Consumer Discretionary 254,288,150 254,288,150 – –
Consumer Staples 66,816,692 66,816,692 – –
Energy 88,262,583 88,262,583 – –
Financials 298,952,624 298,952,624 – –
Health Care 226,219,167 226,219,167 – –
Industrials 293,735,720 293,627,883 107,837 –
Information Technology 753,338,915 744,139,785 9,199,130 –
Materials 51,593,286 51,006,572 586,714 –
Real Estate 44,114,558 44,114,558 – –
Utilities 63,021,203 63,021,203 – –
Long-Term Fixed Income
Asset-Backed Securities 12,558,461 – 12,558,461 –
Collateralized Mortgage Obligations 50,438,737 – 50,438,737 –
Commercial Mortgage-Backed Securities 13,116,383 – 13,116,383 –
Financials 63,551 – 63,551 –
Mortgage-Backed Securities 193,881,884 – 193,881,884 –
U.S. Government & Agencies 218,967,614 – 218,967,614 –
Private Equity Funds
Secondary 124,843,191 – – 124,843,191
Short-Term Investments 378,866,005 299,772,483 79,093,522 –
Subtotal Investments in Securities $6,874,314,721 $6,169,647,047 $579,824,483 $124,843,191
Other Investments  * Total
Affiliated Short-Term Investments 689,631,225
U.S. Affiliated Registered Investment Cos. 300,374,952
Collateral Held for Securities Loaned 12,181,800
Subtotal Other Investments $1,002,187,977
Total Investments at Value $7,876,502,698
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,577,962 3,866,016 711,946 –
Credit Default Swaps 180,777 – 180,777 –
Total Asset Derivatives $4,758,739 $3,866,016 $892,723 $–
Liability Derivatives
Futures Contracts 25,811,190 25,811,190 – –
Total Return Swaps 3,453,216 – 3,453,216 –
Total Liability Derivatives $29,264,406 $25,811,190 $3,453,216 $–

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in
Securities
Beginning
Value
12/31/2025
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
03/31/2026
Private Equity Funds
 Secondary $114,726,086 $-  $5,252,914 $7,049,206 $(2,185,015)   $- $-  $124,843,191
Total  $114,726,086 $-   $5,252,914 $7,049,206 $(2,185,015)  $- $- $124,843,191
 Investments in Securities
Ending
Value  03/31/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $124,843,191
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $124,843,191

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Nasdaq
-
National association of securities dealers
automated quotations
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $71,986,790 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 556 June 2026 $ 62,768,675 ( $ 1,026,610)
CBOT 2-Yr. U.S. Treasury Note 745 June 2026 155,442,150 (895,394)
CBOT 5-Yr. U.S. Treasury Note 1,049 June 2026 114,933,847 (1,453,352)
CBOT U.S. Long Bond 303 June 2026 35,454,880 (950,755)
CME E-mini Russell 2000 Index 32 June 2026 3,992,052 27,469
CME E-mini S&P 500 Index 2,346 June 2026 788,569,794 (17,820,819)
CME E-mini S&P Mid-Cap 400 Index 6 June 2026 2,018,900 19,000
CME Ultra Long Term U.S. Treasury Bond 303 June 2026 36,313,374 (994,937)
ICE mini MSCI EAFE Index 1,320 June 2026 191,225,126 247,474
Ultra 10-Yr. U.S. Treasury Note 329 June 2026 38,018,144 (671,502)
Total Futures Long Contracts $ 1,428,736,942 ( $ 23,519,426)
CME E-mini Nasdaq 100 Index (147) June 2026 ( $ 72,824,058) $ 2,513,958
CME E-mini Russell 2000 Index (388) June 2026 (48,631,346) (105,334)
CME E-mini S&P Mid-Cap 400 Index (654) June 2026 (220,238,613) (1,892,487)
Eurex Euro STOXX 50 Index (758) June 2026 (49,653,044) 711,946
ICE US mini MSCI Emerging Markets Index (1,961) June 2026 (143,681,645) 1,058,115
Total Futures Short Contracts ( $ 535,028,706) $2,286,198
Total Futures Contracts $ 893,708,236 ($21,233,228)
The following table presents Moderately Aggressive Allocation Portfolio's credit default swap contracts held as of March 31, 2026. Investments totaling $2,492,848 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 26,456,000) $ – $ 180,777 $ 180,777
Total Credit Default Swaps $– $180,777 $180,777
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Portfolio's total return swap contracts held as of March 31, 2026. Investments totaling $4,980,991 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 75,998,405 ( $ 3,453,216) $ – ( $ 3,453,216)
Total Return Swaps ( $ 3,453,216) $ – ($3,453,216)
# Payment made on Termination Date

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $55,985 $744 $3,800 $51,629 5,983 0.7%
Core Emerging Markets Equity 171,864 – – 178,171 14,334 2.3
Core High Yield Bond – 73,324 – 72,475 3,691 0.9
Core International Equity 68,616 – – 70,575 5,597 0.9
Core Investment Grade Corporate Bond – 125,692 – 124,871 6,370 1.6
Global Stock 736,455 – – 724,741 45,420 9.2
High Yield 41,299 648 – 41,152 9,827 0.5
Income 109,712 1,248 1,000 108,259 12,193 1.4
International Equity 671,733 – – 680,464 54,776 8.7
International Index 64,504 – – 65,120 3,761 0.8
Large Cap Value 983,842 – – 1,008,538 40,189 12.8
Mid Cap Stock 287,730 – – 288,836 14,552 3.7
Mid Cap Value ETF 60,816 – – 63,093 4,023 0.8
Short-Term Bond 63,615 643 4,750 59,019 5,989 0.7
Small Cap Stock 171,213 1 – 170,467 9,094 2.2
Small Cap Value ETF 32,506 1 – 34,209 1,223 0.4
Total U.S. Affiliated Registered Investment
Companies 3,519,890 3,741,619 47.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% 738,066 124,090 172,500 689,631 68,963 8.8
Total Affiliated Short-Term Investments 738,066 689,631 8.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,955 129,309 122,082 12,182 12,182 0.2
Total Collateral Held for Securities Loaned 4,955 12,182 0.2
Total Value $4,262,911 $4,443,432

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($449) ($851) $ – $744
Core Emerging Markets Equity – 6,307 – –
Core High Yield Bond – (849) – 265
Core International Equity – 1,959 – –
Core Investment Grade Corporate Bond – (821) – 339
Global Stock – (11,714) – –
High Yield – (795) – 648
Income (110) (1,591) – 1,254
International Equity – 8,731 – –
International Index – 616 – –
Large Cap Value – 24,696 – –
Mid Cap Stock – 1,106 – –
Mid Cap Value ETF – 2,277 – –
Short-Term Bond 60 (549) – 645
Small Cap Stock – (747) – –
Small Cap Value ETF – 1,702 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% (25) – – 6,681
Total Income/Non Cash Income from Affiliated
Investments $10,576
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total Value ($524) $29,477 $ –

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   45.1% Value
U.S. Affiliated   44.7%
10,048,628 Thrivent Core Emerging Markets
Debt Fund $ 86,719,663
3,426,703 Thrivent Core Emerging Markets
Equity Fund 42,593,914
6,058,474 Thrivent Core High Yield Bond
Fund 118,969,037
3,253,728 Thrivent Core International Equity
Fund 41,029,507
10,577,051 Thrivent Core Investment Grade
Corporate Bond Fund 207,340,879
1,237,545 Thrivent Global Stock Portfolio 19,746,769
16,442,841 Thrivent High Yield Portfolio 68,859,330
19,918,876 Thrivent Income Portfolio 176,853,721
7,876,108 Thrivent International Equity
Portfolio 97,842,525
1,762,974 Thrivent International Index
Portfolio 30,525,011
12,674,307 Thrivent Large Cap Value Portfolio 318,061,743
2,594,877 Thrivent Mid Cap Stock Portfolio 51,505,974
320,709 Thrivent Mid Cap Value ETF 5,029,872
9,891,356 Thrivent Short-Term Bond Portfolio 97,473,382
1,274,084 Thrivent Small Cap Stock Portfolio 23,883,339
234,603 Thrivent Small Cap Value ETF 6,560,603
Total 1,392,995,269
U.S. Unaffiliated   0.4%
5,070 Invesco QQQ Trust Series 1
a
2,926,303
8,824 iShares Biotechnology ETF 1,489,932
1,077 iShares Expanded Tech-Software
Sector ETF
b
86,214
10,678 State Street SPDR S&P 500 ETF
Trust 6,944,330
2,267 State Street SPDR S&P Biotech
ETF 289,564
1,326 State Street SPDR S&P Software &
Services ETF 188,677
468 VanEck Semiconductor ETF 179,431
Total 12,104,451
Total Registered Investment
Companies (cost $1,173,178,543) 1,405,099,720
Principal
Amount Long-Term Fixed Income 25.9% Value
Asset-Backed Securities  0.7%
522 Funding CLO, Ltd.
$ 1,325,000
5.410%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
c,d
1,314,000
Access Group, Inc.
70,276
4.276%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
70,067
ALLO Issuer, LLC
1,925,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
1,931,785
Balboa Bay Loan Funding, Ltd.
1,300,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
1,296,302
Barings CLO, Ltd.
1,525,000
5.568%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
1,514,815
Principal
Amount Long-Term Fixed Income  25.9% Value
Asset-Backed Securities  0.7% - continued
Battalion CLO XIV, Ltd.
$ 975,000
5.668%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
$ 968,579
CarVal CLO I, Ltd.
1,250,000
5.521%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
1,250,810
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
1,226,704
Commonbond Student Loan Trust
63,217
4.293%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
62,658
Foundation Finance Trust
405,661
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
386,983
Hertz Vehicle Financing III, LLC
1,000,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
1,005,457
Laurel Road Prime Student Loan
Trust
454,630
6.000%,  11/25/2043, Ser.
2018-D, Class A
c,d
435,071
LCM 41, Ltd.
725,000
5.672%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
718,461
Lightpath Fiber Issuer, LLC
1,550,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
c
1,545,703
National Collegiate Trust
267,791
4.083%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
262,553
Oak Street Investment
1,385,520
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
1,261,222
Palmer Square Loan Funding, Ltd.
1,000,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
991,691
RR 28, Ltd.
1,950,000
5.331%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
c,d
1,949,951
Sunnova Hestia II Issuer, LLC
1,337,585
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,e
1,295,899
Trinitas CLO, Ltd.
2,000,000
5.374%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
c,d,f
2,000,000
Total 21,488,711
Collateralized Mortgage Obligations  3.1%
A&D Mortgage Trust
921,879
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,g
928,767
Alternative Loan Trust
581,137
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 289,864

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  25.9% Value
Collateralized Mortgage Obligations  3.1% -
continued
BINOM Securitization Trust
$ 644,578
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
$ 596,923
CFST Mortgage Trust
600,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,g
604,589
Chase Home Lending Mortgage
Trust
1,350,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
1,350,408
CHNGE Mortgage Trust
598,689
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,g
598,703
Citicorp Mortgage Securities, Inc.
883,376
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 808,789
COLT Mortgage Loan Trust
1,221,367
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
1,108,636
Countrywide Alternative Loan Trust
676,478
4.130%,  10/25/2035, Ser.
2005-43, Class 4A1
d
588,757
1,046,707
7.000%,  10/25/2037, Ser.
2007-24, Class A10 327,051
Cross Mortgage Trust
1,464,973
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
c,g
1,450,953
CSMC Trust
938,041
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
813,434
Federal Home Loan Mortgage
Corporation - REMIC
2,714,291
4.000%,  1/25/2051, Ser.
5249, Class LA 2,682,550
1,550,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,516,666
2,300,000
5.250%,  2/25/2055, Ser.
5508, Class AY 2,288,555
1,150,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,140,674
1,675,779
7.662%,  (SOFR30A +
4.000%), 4/25/2026, Ser.
5567, Class MB
d
1,723,217
2,250,000
5.000%,  8/25/2055, Ser.
5569, Class BY 2,202,864
3,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 3,241,967
3,391,626
2.000%,  12/25/2050, Ser.
5051, Class WI
h
445,157
622,045
3.000%,  2/15/2033, Ser.
4170, Class IG
h
35,637
786,582
3.000%,  3/15/2033, Ser.
4180, Class PI
h
57,289
2,026,295
4.500%,  10/15/2033, Ser.
2695, Class BH 2,030,101
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,215,491
Federal Home Loan Mortgage
Corporation - SLST
1,450,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
e
1,249,391
Principal
Amount Long-Term Fixed Income  25.9% Value
Collateralized Mortgage Obligations  3.1% -
continued
Federal National Mortgage
Association - REMIC
$ 2,100,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD $ 2,065,817
1,400,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 1,364,966
1,732,145
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,471,586
2,324,682
2.000%,  12/25/2050, Ser.
2020-89, Class IM
h
309,002
333,234
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
4,550
Flagstar Mortgage Trust
853,856
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
773,595
GCAT Trust
1,024,817
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
939,002
1,862,162
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
1,881,947
GS Mortgage-Backed Securities
Trust
1,581,049
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
c,g
1,566,461
2,127,115
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
1,845,915
2,375,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
2,361,059
HOMES Trust
1,293,000
6.949%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,287,157
HTAP Issuer Trust
1,213,386
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
1,203,752
2,044,295
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
2,036,212
J.P. Morgan Mortgage Trust
1,899,405
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
1,580,189
1,100,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
c,d
1,092,501
1,280,762
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
1,101,959
814,190
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,g
806,223
940,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
c,d
906,738
Mello Mortgage Capital
Acceptance
1,898,368
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
1,579,279
Merrill Lynch Alternative Note
Asset Trust
183,311
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 55,105
MFA Trust
1,034,774
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c,g
1,036,050
Morgan Stanley Residential
Mortgage Loan Trust
500,000
7.335%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
502,370

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  25.9% Value
Collateralized Mortgage Obligations  3.1% -
continued
New Residential Mortgage Loan
Trust
$ 3,540,606
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
$ 2,945,480
761,607
5.078%,  11/25/2065, Ser.
2026-NQM1, Class A2
c,g
753,491
OBX Trust
1,400,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
1,327,259
Palisades Mortgage Loan Trust
312,946
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
312,733
PMT Loan Trust
2,300,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
2,318,527
2,325,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
2,306,932
Point Securitization Trust
599,876
5.750%,  9/25/2055, Ser.
2025-2, Class A1
c
591,097
PRET Trust
1,043,057
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,g
1,011,828
PRET, LLC
1,299,629
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
c,g
1,289,400
847,225
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,g
848,020
Provident Funding Mortgage Trust
1,250,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
1,194,655
PRPM, LLC
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,g
1,256,110
957,941
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,g
955,242
1,260,757
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,g
1,258,130
RCO IX Mortgage, LLC
1,288,142
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,g
1,289,871
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
648,793
Residential Accredit Loans, Inc.
Trust
366,913
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 326,064
Residential Asset Securitization
Trust
1,461,112
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 728,778
Saluda Grade Alternative
Mortgage Trust
2,100,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,g
2,097,532
1,600,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,g
1,610,582
Santander Mortgage Asset
Receivable Trust
910,646
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
c,d
907,553
Principal
Amount Long-Term Fixed Income  25.9% Value
Collateralized Mortgage Obligations  3.1% -
continued
Saxon Asset Securities Trust
$ 860,035
2.687%,  8/25/2035, Ser.
2004-2, Class MF2
d
$ 790,891
Sequoia Mortgage Trust
1,150,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
1,134,077
1,700,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
1,619,185
422,535
3.538%,  9/20/2046, Ser.
2007-1, Class 4A1
d
275,660
SG Residential Mortgage Trust
1,740,062
4.985%,  1/25/2066, Ser.
2026-1, Class A2
c,g
1,723,739
Toorak Mortgage Trust
1,050,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,g
1,053,700
TRK Trust
984,843
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
894,357
Unlock HEA Trust
1,124,679
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
1,120,843
1,371,026
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
1,367,334
Verus Securitization Trust
645,100
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
575,426
VOLT CVI, LLC
895,754
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c
896,599
Vontive Mortgage Trust
1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,g
1,011,579
Total 96,509,335
Commercial Mortgage-Backed Securities  0.7%
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
1,035,466
BANK
9,613,765
0.412%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
200,135
9,365,330
0.624%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,h
430,265
BANK5
1,325,000
5.844%,  4/15/2059, Ser.
2026-5YR21, Class AS
f
1,365,533
BBCMS Mortgage Trust
17,156,185
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
1,022,670
6,452,987
0.921%,  12/15/2058, Ser.
2025-C39, Class XA
d,h
442,259
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
10,455,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
e
10,765,681
4,450,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
d,e
4,442,497

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  25.9% Value
Commercial Mortgage-Backed Securities  0.7%
- continued
Home Partners of America Trust
$ 1,945,334
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
$ 1,766,251
Total 21,470,757
Financials  <0.1%
Countrywide Home Loans, Inc.
188,133
5.750%,  4/25/2037, Ser.
2007-3, Class A27 79,439
Total 79,439
Mortgage-Backed Securities  10.0%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
890,756 5.500%,  12/1/2038 916,173
3,010,369 5.500%,  2/1/2040 3,083,370
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,838,982 2.000%,  1/1/2052 2,322,278
179,209 6.000%,  1/1/2055 187,102
2,770,436 4.500%,  2/1/2056
f
2,692,939
3,243,628 2.000%,  5/1/2051 2,653,303
5,445,607 4.000%,  5/1/2052 5,189,431
2,256,089 5.000%,  7/1/2053 2,248,580
676,596 5.500%,  7/1/2053 688,626
4,081,151 3.500%,  8/1/2052 3,768,598
3,444,269 5.000%,  8/1/2053 3,439,762
3,701,166 5.500%,  9/1/2053 3,793,403
2,862,892 3.500%,  9/1/2047 2,679,943
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,704,564 2.500%,  7/1/2030 2,622,736
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
628,241 5.500%,  9/1/2039 646,570
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,042,941 3.000%,  12/1/2036 2,888,544
3,612,511 3.000%,  8/1/2038 3,437,804
5,677,785 3.500%,  5/1/2040 5,412,659
4,566,409 2.500%,  4/1/2042 4,105,877
1,628,841 2.000%,  5/1/2042 1,438,789
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
13,832,823 3.000%,  1/1/2052 12,261,788
1,566,598 2.000%,  2/1/2051 1,281,477
2,419,089 2.000%,  2/1/2051 1,978,811
5,488,573 2.500%,  2/1/2051 4,711,533
5,656,423 5.500%,  2/1/2055 5,763,368
12,470,623 2.000%,  3/1/2051 10,138,368
10,689,885 4.000%,  3/1/2051 10,216,942
1,617,298 2.000%,  3/1/2052 1,326,521
14,899,689 3.000%,  3/1/2052 13,212,993
4,584,114 5.500%,  4/1/2054 4,691,181
4,408,470 3.000%,  5/1/2050 3,883,443
2,901,814 2.000%,  5/1/2051 2,361,412
6,688,594 3.000%,  5/1/2051 6,015,898
Principal
Amount Long-Term Fixed Income  25.9% Value
Mortgage-Backed Securities  10.0% -
continued
$ 11,095,198 2.000%,  6/1/2050 $ 9,045,554
5,483,563 3.000%,  6/1/2050 4,950,711
2,662,373 4.000%,  6/1/2052 2,522,855
1,950,685 5.000%,  6/1/2053 1,946,144
13,518,123 2.500%,  7/1/2051 11,623,412
3,748,557 3.500%,  7/1/2051 3,475,016
2,287,188 4.000%,  7/1/2052 2,167,337
1,991,352 2.500%,  8/1/2050 1,712,085
7,973,740 3.500%,  8/1/2050 7,418,128
10,984,112 4.500%,  8/1/2052 10,648,473
4,730,500 5.000%,  8/1/2053 4,718,032
10,380,384 6.000%,  8/1/2054 10,862,716
2,436,637 2.500%,  9/1/2051 2,092,691
2,960,153 3.500%,  9/1/2052 2,736,577
6,306,504 3.500%,  9/1/2052 5,845,789
3,675,384 5.000%,  9/1/2052 3,657,297
3,752,675 4.500%,  9/1/2053 3,653,387
5,196,514 4.500%,  9/1/2053 5,053,436
9,212,709 4.000%,  10/1/2052 8,772,684
2,875,279 2.000%,  11/1/2051 2,351,914
3,832,235 3.500%,  11/1/2052 3,559,612
11,675,674 2.000%,  12/1/2050 9,555,028
18,277,776 2.500%,  12/1/2051 15,651,546
8,010,775 4.500%,  12/1/2052 7,796,151
3,353,129 3.500%,  12/1/2047 3,144,075
9,250,000 4.000%,  4/1/2049
f
8,727,594
800,000 4.500%,  4/1/2049
f
772,005
1,675,000 5.000%,  4/1/2049
f
1,651,762
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
16,385,391 2.500%,  3/1/2062 13,473,413
3,745,979 3.500%,  7/1/2061 3,375,083
4,818,122 4.000%,  12/1/2061 4,490,125
Total 309,510,854
U.S. Government & Agencies  11.4%
U.S. Treasury Bonds
4,000,000 4.750%,  8/15/2055 3,898,125
8,480,000 1.625%,  11/15/2050 4,424,506
11,400,000 4.750%,  11/15/2053 11,084,274
14,120,000 5.250%,  11/15/2028 14,616,958
1,075,000 4.375%,  5/15/2040 1,044,136
41,740,000 1.375%,  11/15/2040 26,886,430
600,000 3.000%,  5/15/2042 478,172
27,658,000 2.500%,  5/15/2046 19,001,910
35,275,000 2.875%,  5/15/2049 25,078,320
U.S. Treasury Notes
2,200,000 3.500%,  9/30/2026 2,196,992
2,350,000 0.500%,  4/30/2027 2,269,197
17,999,000 3.875%,  5/31/2027 18,010,952
3,000,000 3.625%,  8/31/2027 2,991,094
16,875,000 2.250%,  11/15/2027 16,455,103
12,250,000 3.875%,  12/31/2027 12,258,613
4,300,000 0.750%,  1/31/2028 4,067,363
16,200,000 3.500%,  1/31/2028 16,107,609
13,400,000 3.625%,  3/31/2028 13,351,320
31,750,000 2.875%,  5/15/2028 31,146,006
55,000,000 4.375%,  8/31/2028 55,687,500
6,300,000 3.750%,  12/31/2028 6,287,449
2,200,000 3.500%,  9/30/2029 2,173,531
9,000,000 3.625%,  9/30/2030 8,887,852
10,000,000 3.625%,  12/31/2030 9,864,063

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  25.9% Value
U.S. Government & Agencies  11.4% -
continued
$ 2,000,000 3.750%,  1/31/2031 $ 1,982,969
850,000 1.375%,  11/15/2031 737,109
24,275,000 4.125%,  11/15/2032 24,283,534
13,500,000 4.500%,  11/15/2033 13,779,492
6,800,000 4.000%,  11/15/2035 6,633,188
Total 355,683,767
Total Long-Term Fixed Income
(cost $858,636,740) 804,742,863
Shares Common Stock 16.2% Value
Communications Services  1.7%
47,860 Alphabet, Inc., Class A 13,762,622
41,789 Alphabet, Inc., Class C 11,987,593
85,779 AT&T, Inc. 2,486,733
170 Cable One, Inc.
b
15,506
632 CarGurus, Inc.
b
21,520
6,884 Comcast Corporation 197,640
152 Fox Corporation, Class B 8,071
839 Iridium Communications, Inc. 23,274
17,823 Liberty Global, Ltd., Class A
b
215,480
286 Liberty Media Corporation-Liberty
Formula One
b
24,316
75 Madison Square Garden Sports
Corporation
b
24,105
22,907 Meta Platforms, Inc. 13,105,782
75,976 Netflix, Inc.
b
7,305,092
3,267 New York Times Company 273,546
15,684 News Corporation, Class A 391,002
220 Omnicom Group, Inc. 16,568
1,959 Reddit, Inc.
b
263,779
412 Roku, Inc.
b
38,983
439 Spotify Technology SA
b
212,876
243 Take-Two Interactive Software,
Inc.
b
47,993
2,462 T-Mobile US, Inc. 517,094
455 Trade Desk, Inc.
b
10,324
7,051 Universal Music Group NV 136,866
11,014 Walt Disney Company 1,061,529
8,438 Warner Brothers Discovery, Inc.
b
231,707
9,006 Warner Music Group Corporation 230,013
Total 52,610,014
Consumer Discretionary  1.7%
1,420 Adient plc
b
28,698
97,703 ADT, Inc. 641,909
1,446 Advance Auto Parts, Inc. 76,276
98,214 Amazon.com, Inc.
b
20,455,030
2,521 American Eagle Outfitters, Inc. 42,101
2,379 Aptiv plc
b
165,198
1,486 Aramark 60,242
45 AutoNation, Inc.
b
8,787
24 AutoZone, Inc.
b
81,067
157 Booking Holdings, Inc. 661,020
1,483 Boot Barn Holdings, Inc.
b
217,052
5,753 BorgWarner, Inc. 312,158
62 Bright Horizons Family Solutions,
Inc.
b
5,092
270 Brunswick Corporation 19,645
1,072 Buckle, Inc. 53,986
1,358 Build-A-Bear Workshop, Inc. 50,857
1,355 CarMax, Inc.
b
56,341
1,805 Carnival Corporation 46,713
Shares Common Stock  16.2% Value
Consumer Discretionary  1.7% - continued
27 Cavco Industries, Inc.
b
$ 13,076
1,911 Chewy, Inc.
b
51,597
658 Chipotle Mexican Grill, Inc.
b
21,063
2,502 Churchill Downs, Inc. 224,755
104 Citi Trends, Inc.
b
4,505
1,523 D.R. Horton, Inc. 208,986
2,819 Dana, Inc. 94,859
680 Deckers Outdoor Corporation
b
68,061
85 Domino's Pizza, Inc. 30,497
1,825 DoorDash, Inc.
b
274,024
499 eBay, Inc. 45,419
563 Etsy, Inc.
b
28,139
564 Five Below, Inc.
b
128,863
8,077 Ford Motor Company 93,209
1,391 Fox Factory Holding Corporation
b
22,896
2,982 Frontdoor, Inc.
b
157,628
1,141 Gap, Inc. 27,612
2,312 Garmin, Ltd. 536,407
11,958 General Motors Company 890,871
2,714 Gentex Corporation 59,301
141 GigaCloud Technology, Inc.
b
6,399
4,247 Goodyear Tire & Rubber
Company
b
28,158
66 Graham Holdings Company 69,779
400 Grand Canyon Education, Inc.
b
68,012
3,175 Helen of Troy, Ltd.
b
45,783
7,952 Hilton Worldwide Holdings, Inc. 2,418,044
8,946 Home Depot, Inc. 2,942,250
654 Installed Building Products, Inc. 173,408
6,957 Laureate Education, Inc.
b
242,382
567 Lear Corporation 68,652
9,284 Life Time Group Holdings, Inc.
b
250,111
145 Lithia Motors, Inc. 36,209
1,631 Lowe's Companies, Inc. 385,373
163 Lululemon Athletica, Inc.
b
24,955
112 M/I Homes, Inc.
b
13,714
1,910 Macy's, Inc. 34,552
5,623 Mattel, Inc.
b
81,702
1,866 Mohawk Industries, Inc.
b
183,726
294 Murphy USA, Inc. 145,227
26 NVR, Inc.
b
171,336
1,749 Ollie's Bargain Outlet Holdings,
Inc.
b
160,978
17,125 O'Reilly Automotive, Inc.
b
1,580,809
1,131 Ralph Lauren Corporation 389,053
228 Red Rock Resorts, Inc. 12,166
11,492 Ross Stores, Inc. 2,489,512
535 Service Corporation International/
US 44,143
6,770 SharkNinja, Inc.
b
716,943
4,202 Sonos, Inc.
b
56,307
8,799 Sony Group Corporation ADR
a
182,139
368 Strategic Education, Inc. 30,529
4,433 Tapestry, Inc. 625,541
736 Taylor Morrison Home Corporation
b
42,865
25,379 Tesla, Inc.
b
9,434,643
3,844 Texas Roadhouse, Inc. 634,798
3,890 TJX Companies, Inc. 621,233
819 Toll Brothers, Inc. 111,769
783 TopBuild Corporation
b
275,068
360 Ulta Beauty, Inc.
b
188,176
6,053 Universal Technical Institute, Inc.
b
218,513
154 Urban Outfitters, Inc.
b
9,756
5,976 Viking Holdings, Ltd.
b
439,116
253 Visteon Corporation 23,051

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.2% Value
Consumer Discretionary  1.7% - continued
315 Wayfair, Inc.
b
$ 23,691
392 Williams-Sonoma, Inc. 71,473
1,502 Wingstop, Inc. 232,765
161 Winmark Corporation 68,836
3,147 Wyndham Hotels & Resorts, Inc. 255,631
5,331 Wynn Resorts, Ltd. 541,363
23 Yum! Brands, Inc. 3,576
Total 52,838,155
Consumer Staples  0.4%
1,004 BellRing Brands, Inc.
b
16,154
344 BJ's Wholesale Club Holdings,
Inc.
b
33,856
370 Campbell's Company
a
8,240
770 Casey's General Stores, Inc. 560,452
2,303 Central Garden & Pet Company,
Class A
b
74,663
3,011 Chefs' Warehouse, Inc.
b
179,004
561 Church & Dwight Company, Inc. 52,353
2,385 Coca-Cola Company 181,379
3,329 Colgate-Palmolive Company 283,731
7,678 Conagra Brands, Inc. 120,698
2,488 Costco Wholesale Corporation 2,479,118
2,395 Darling Ingredients, Inc.
b
148,131
170 Dollar General Corporation 20,184
124 Dollar Tree, Inc.
b
13,579
1,528 Edgewell Personal Care Company 32,608
52 Hershey Company 10,810
73 Ingles Markets, Inc. 6,562
432 Ingredion, Inc. 48,669
1,034 J.M. Smucker Company 99,719
1,338 John B. Sanfilippo & Son, Inc. 106,144
11,335 Keurig Dr Pepper, Inc. 298,451
407 Maplebear, Inc.
b
15,246
442 Marzetti Company 61,142
755 McCormick & Company, Inc. 38,082
603 Molson Coors Beverage Company 25,965
4,131 Monster Beverage Corporation
b
299,332
1,345 PepsiCo, Inc. 208,865
4,640 Philip Morris International, Inc. 767,178
397 Primo Brands Corporation 7,476
9,619 Procter & Gamble Company 1,389,368
8 Seaboard Corporation 45,232
1,191 Simply Good Foods Company
b
17,091
792 Smithfield Foods, Inc. 22,152
279 Sprouts Farmers Markets, Inc.
b
21,519
5,165 Sysco Corporation 368,419
7,130 Turning Point Brands, Inc. 618,813
1,247 Tyson Foods, Inc. 79,895
6,488 Unilever plc ADR 369,621
437 Universal Corporation 23,030
361 US Foods Holding Corporation
b
33,288
2,016 Vita Coco Company, Inc.
b
96,587
33,385 Walmart, Inc. 4,149,088
422 WD-40 Company 86,063
Total 13,517,957
Energy  0.6%
3,551 Amplify Energy Corporation
b
22,158
36,395 Antero Midstream Corporation 829,806
2,759 Antero Resources Corporation
b
117,092
1,338 Archrock, Inc. 46,562
138 Baker Hughes Company 8,425
112 California Resources Corporation 7,753
2,983 Cheniere Energy, Inc. 846,456
Shares Common Stock  16.2% Value
Energy  0.6% - continued
7,739 Chevron Corporation $ 1,601,199
1,046 Chord Energy Corporation 148,720
836 CNX Resources Corporation
b
32,228
21,616 ConocoPhillips 2,853,312
17,433 Devon Energy Corporation 877,229
12,760 DHT Holdings, Inc. 233,125
247 Diamondback Energy, Inc. 48,854
4,209 Dorian LPG, Ltd. 143,948
979 DT Midstream, Inc. 131,842
11,232 Enterprise Products Partners, LP 425,019
2,930 EOG Resources, Inc. 423,590
684 EQT Corporation 43,530
1,729 Expand Energy Corporation 189,810
19,415 Exxon Mobil Corporation 3,293,949
459 Gulfport Energy Corporation
b
97,111
12,084 Halliburton Company 471,155
368 Hess Midstream, LP 14,304
1,004 HF Sinclair Corporation 62,640
28,631 Kinder Morgan, Inc. 959,997
934 Kodiak Gas Services, Inc. 54,471
1,308 Marathon Petroleum Corporation 319,387
3,949 Matador Resources Company 249,498
835 NOV, Inc. 15,706
356 Occidental Petroleum Corporation 23,140
198 Oceaneering International, Inc.
b
7,023
976 ONEOK, Inc. 88,221
2,350 Ovintiv, Inc. 139,496
20,401 Patterson-UTI Energy, Inc. 220,943
10,486 Permian Resources Corporation 223,561
680 Phillips 66 123,882
2,024 Range Resources Corporation 91,444
457 Scorpio Tankers, Inc. 34,120
2,344 SM Energy Company 73,086
1,299 Talos Energy, Inc.
b
20,472
63 Targa Resources Corporation 15,796
8,353 TechnipFMC plc 577,443
180 Teekay Tankers, Ltd. 13,198
69,176 Transocean, Ltd.
b
458,637
136 Valero Energy Corporation 33,603
697 Viper Energy, Inc. 32,752
13,099 Williams Companies, Inc. 953,345
Total 17,699,038
Financials  2.1%
331 ACNB Corporation 15,845
1,868 Affiliated Managers Group, Inc. 516,876
575 Affirm Holdings, Inc.
b
26,346
2,811 Allstate Corporation 582,833
9,729 Ally Financial, Inc. 381,669
3,844 Amalgamated Financial
Corporation 149,416
7,619 American Express Company 2,304,595
547 American Financial Group, Inc. 69,857
2,947 American International Group, Inc. 221,762
2,995 Ameriprise Financial, Inc. 1,330,978
237 Ameris Bancorp 18,484
916 Aon plc 295,666
5,884 Arch Capital Group, Ltd.
b
564,805
805 Arrow Financial Corporation 27,024
1,490 Artisan Partners Asset
Management, Inc. 54,221
12,112 Associated Banc-Corp 313,216
563 Assurant, Inc. 122,627
2,513 Assured Guaranty, Ltd. 204,759

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.2% Value
Financials  2.1% - continued
2,482 Atlantic Union Bankshares
Corporation $ 88,707
798 Axis Capital Holdings, Ltd. 80,925
17,054 Banc of California, Inc. 299,809
32,851 Bank of America Corporation 1,601,486
969 Bank of Marin Bancorp 24,835
5,949 Bank of New York Mellon
Corporation 705,730
380 Bank OZK 17,438
52 BankUnited, Inc. 2,348
559 Bankwell Financial Group, Inc. 27,123
186 Banner Corporation 11,286
746 Bar Harbor Bankshares 24,208
1,343 Beacon Financial Corporation 40,290
9,155 Berkshire Hathaway, Inc.
b
4,387,076
1,456 BGC Group, Inc. 14,240
1,464 BlackRock, Inc. 1,407,943
183 Block, Inc.
b
11,013
2,968 Blue Owl Capital, Inc. 27,098
192 Bread Financial Holdings, Inc. 14,379
3,841 Bridgewater Bancshares, Inc.
b
67,986
239 Burke & Herbert Financial Services
Corporation 14,887
5,007 Byline Bancorp, Inc. 158,071
193 C&F Financial Corporation 14,077
123 Camden National Corporation 5,836
2,612 Capital One Financial Corporation 476,507
4,938 Capitol Federal Financial, Inc. 35,208
501 Carlyle Group, Inc. 24,243
76 Cathay General Bancorp 3,789
2,402 Central Pacific Financial
Corporation 76,768
19,572 Charles Schwab Corporation 1,839,377
837 ChoiceOne Financial Services, Inc. 23,536
2,085 Chubb, Ltd. 679,564
16 Cincinnati Financial Corporation 2,518
4,457 Citigroup, Inc. 505,468
383 Citizens Financial Group, Inc. 22,969
139 Citizens Financial Services, Inc. 8,500
1,178 Civista Bancshares, Inc. 26,847
55 CNA Financial Corporation 2,526
785 CNB Financial Corporation 22,734
2,753 CNO Financial Group, Inc. 113,038
59 Coinbase Global, Inc.
b
10,302
4,149 Columbia Banking System, Inc. 113,807
602 Commerce Bancshares, Inc. 29,618
24 Community Financial System, Inc. 1,408
3,037 Community Trust Bancorp, Inc. 184,407
1,103 Community West Bancshares 25,700
3,549 ConnectOne Bancorp, Inc. 95,007
23 Corpay, Inc.
b
6,693
337 Cullen/Frost Bankers, Inc. 46,196
4,280 Customers Bancorp, Inc.
b
297,075
2,038 Donnelley Financial Solutions, Inc.
b
96,071
1,024 East West Bancorp, Inc. 109,322
573 Eastern Bankshares, Inc. 11,208
993 Enova International, Inc.
b
134,879
739 Enterprise Financial Services
Corporation 39,987
1,727 Essent Group, Ltd. 100,926
310 Euronet Worldwide, Inc.
b
20,575
385 Evercore, Inc. 114,926
71 Everest Group, Ltd. 23,206
457 F&G Annuities & Life, Inc. 11,571
3,510 F.N.B. Corporation 58,687
Shares Common Stock  16.2% Value
Financials  2.1% - continued
447 FactSet Research Systems, Inc. $ 96,995
220 Farmers National Banc
Corporation 2,895
616 Federal Agricultural Mortgage
Corporation 91,384
1,757 Federated Hermes, Inc. 99,639
945 Fidelity National Information
Services, Inc. 44,330
4,274 Fifth Third Bancorp 198,570
2,437 Financial Institutions, Inc. 77,277
1,524 First American Financial
Corporation 91,882
14,874 First Bancorp/Puerto Rico 317,709
1,706 First Bank/Hamilton, NJ 27,296
7 First Citizens BancShares, Inc./NC 13,193
283 First Financial Bankshares, Inc. 8,334
1,181 First Financial Corporation 74,639
115 First Hawaiian, Inc. 2,834
3,239 First Horizon Corporation 73,720
1,101 First Merchants Corporation 42,642
1,384 First Mid-Illinois Bancshares, Inc. 57,007
765 FirstCash Holdings, Inc. 143,820
576 Flagstar Bank NA 7,586
1,167 Flushing Financial Corporation 17,925
476 Flywire Corporation
b
5,541
2,041 Franklin Resources, Inc. 48,208
2,784 Fulton Financial Corporation 56,627
45,891 Genworth Financial, Inc.
b
372,635
431 Glacier Bancorp, Inc. 19,253
302 Global Life, Inc. 42,029
218 Global Payments, Inc. 14,671
2,354 Great Southern Bancorp, Inc. 148,608
789 Hamilton Lane, Inc. 78,427
302 Hancock Whitney Corporation 19,204
4,830 Hanmi Financial Corporation 127,319
164 Hanover Insurance Group, Inc. 28,429
1,959 Hartford Insurance Group, Inc. 264,916
485 HBT Financial, Inc. 12,959
835 Hilltop Holdings, Inc. 29,910
647 Home BancShares, Inc. 17,424
2,681 Hometrust Bancshares, Inc. 114,345
1,987 Horizon Bancorp, Inc. 32,925
1,427 Houlihan Lokey, Inc. 204,946
2,357 Huntington Bancshares, Inc./OH 36,887
34 Independent Bank Corporation/MA 2,557
2,065 Independent Bank Corporation/MI 68,764
181 Interactive Brokers Group, Inc. 12,140
18,605 Intercontinental Exchange, Inc. 2,926,194
9,855 Invesco, Ltd. 239,378
5 Jack Henry & Associates, Inc. 790
1,208 Jackson Financial, Inc. 127,710
1,077 Jefferies Financial Group, Inc. 44,448
21,333 JPMorgan Chase & Company 6,275,315
4,098 Kearny Financial Corporation/MD 30,940
3,163 Kemper Corporation 96,661
595 KeyCorp 11,930
810 Lazard, Inc. 34,409
1,208 LendingClub Corporation
b
17,299
1,112 Lincoln National Corporation 39,476
99 Loews Corporation 10,567
1,001 M&T Bank Corporation 206,927
19 Markel Group, Inc.
b
36,367
352 MarketAxess Holdings, Inc. 58,073
10,611 Marsh & McLennan Companies,
Inc. 1,840,478

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.2% Value
Financials  2.1% - continued
5,344 Mastercard, Inc. $ 2,670,183
664 Mercantile Bank Corporation 33,532
137 Mercury General Corporation 12,077
135 Meridian Corporation 2,560
3,545 MetLife, Inc. 250,702
22,189 MGIC Investment Corporation 582,461
2,281 Moody's Corporation 995,086
27,214 Morgan Stanley 4,478,608
2,216 Morningstar, Inc. 374,615
15,286 Nasdaq, Inc. 1,297,629
1,963 NBT Bancorp, Inc. 83,585
5,288 NMI Holdings, Inc.
b
198,353
1,116 Northeast Community Bancorp,
Inc. 26,561
1,702 Northern Trust Corporation 237,548
2,246 Northfield Bancorp, Inc. 30,411
1,489 Northpointe Bancshares, Inc. 25,700
981 Northrim BanCorp, Inc. 22,445
6,344 Northwest Bancshares, Inc. 80,505
2,866 OFG Bancorp 115,958
12,038 Old National Bancorp 266,040
10,886 Old Republic International
Corporation 434,351
8,353 Old Second Bancorp, Inc. 168,396
1,402 OneMain Holdings, Inc. 74,993
927 Orange County Bancorp, Inc. 29,645
3,809 Orrstown Financial Services, Inc. 137,429
418 Palomar Holdings, Inc.
b
49,951
826 Parke Bancorp, Inc. 23,458
435 Paymentus Holdings, Inc.
b
11,049
1,210 PCB Bancorp 27,213
173 PennyMac Financial Services, Inc. 15,120
360 Peoples Financial Services
Corporation 19,199
1,022 Pinnacle Financial Partners, Inc. 88,035
516 Piper Sandler Companies 39,500
281 PNC Financial Services Group,
Inc. 58,473
2,946 Popular, Inc. 395,265
447 Principal Financial Group, Inc. 40,279
3,384 Progressive Corporation 670,844
464 Prosperity Bancshares, Inc. 31,172
911 Provident Financial Services, Inc. 19,277
707 Prudential Financial, Inc. 69,067
3,022 Radian Group, Inc. 99,968
311 Raymond James Financial, Inc. 45,030
816 Regions Financial Corporation 21,314
2,909 Reinsurance Group of America,
Inc. 593,901
434 RenaissanceRe Holdings, Ltd. 128,998
169 Renasant Corporation 6,106
664 RLI Corporation 37,875
22,998 Robinhood Markets, Inc.
b
1,593,761
543 Rocket Companies, Inc.
b
7,738
239 S&P Global, Inc. 101,656
17,211 SEI Investments Company 1,350,547
236 Selective Insurance Group, Inc. 17,792
113 ServisFirst Bancshares, Inc. 8,230
1,833 Shore Bancshares, Inc. 34,240
2,561 Simmons First National
Corporation 49,811
708 South Plains Financial, Inc. 29,665
220 Southern Missouri Bancorp, Inc. 14,067
4,809 SouthState Bank Corporation 444,929
603 Starwood Property Trust, Inc. 10,384
730 State Street Corporation 92,389
Shares Common Stock  16.2% Value
Financials  2.1% - continued
883 StepStone Group, Inc. $ 42,137
5,004 Stifel Financial Corporation 369,896
2,546 Stock Yards Bancorp, Inc. 168,774
136 StoneX Group, Inc.
b
10,968
113 Texas Capital Bancshares, Inc.
b
10,721
886 Third Coast Bancshares, Inc.
b
33,517
5,505 Toast, Inc.
b
145,938
439 Tompkins Financial Corporation 34,611
1,323 Towne Bank/Portsmouth, VA 44,545
649 TPG RE Finance Trust, Inc. 5,069
593 TPG, Inc. 24,022
1,561 Tradeweb Markets, Inc. 183,667
6,086 Triumph Financial, Inc.
b
363,091
1,177 U.S. Bancorp 61,216
879 UMB Financial Corporation 99,142
578 United Bankshares, Inc. 23,941
1,734 United Community Banks, Inc. 54,604
663 Unity Bancorp, Inc. 34,363
422 Univest Financial Corporation 14,458
2,339 Unum Group 170,817
7,369 Valley National Bancorp 90,491
953 Virtu Financial, Inc. 41,913
17,526 Visa, Inc. 5,297,058
8 Webster Financial Corporation 555
18,344 Wells Fargo & Company 1,460,366
7,035 WesBanco, Inc. 242,637
1,240 Western Alliance Bancorp 87,854
5,201 Western Union Company 45,405
71 Willis Towers Watson plc 20,640
1,078 Wintrust Financial Corporation 149,777
2,550 WisdomTree, Inc. 37,128
103 WSFS Financial Corporation 6,742
6,909 Zions Bancorp NA 398,097
Total 65,538,132
Health Care  1.5%
880 4D Molecular Therapeutics, Inc.
b
8,193
1,055 AbbVie, Inc. 229,452
1,607 Adaptive Biotechnologies
Corporation
b
22,305
14,440 Agilent Technologies, Inc. 1,645,871
403 Agios Pharmaceuticals, Inc.
b
13,633
775 Align Technology, Inc.
b
132,858
690 Alnylam Pharmaceuticals, Inc.
b
228,300
5,982 Amgen, Inc. 2,104,767
651 Anika Therapeutics, Inc.
b
9,439
1,262 Arcus Biosciences, Inc.
b
27,259
332 Argenx SE ADR
b
242,443
261 Artivion, Inc.
b
9,558
186 Avanos Medical, Inc.
b
2,606
14,826 Avantor, Inc.
b
116,236
704 Azenta, Inc.
b
14,876
176 Biogen, Inc.
b
32,266
2,030 BioMarin Pharmaceutical, Inc.
b
114,675
1,722 Bio-Techne Corporation 89,992
24,466 Boston Scientific Corporation
b
1,535,242
1,322 BridgeBio Pharma, Inc.
b
98,172
5,998 BrightSpring Health Services, Inc.
b
255,575
2,416 Bristol-Myers Squibb Company 146,530
166 Bruker Corporation 5,996
230 Cardinal Health, Inc. 48,601
1,576 Cencora, Inc. 495,085
24,627 Centene Corporation
b
806,288
772 Charles River Laboratories
International, Inc.
b
133,170

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.2% Value
Health Care  1.5% - continued
1,432 Cigna Group $ 381,986
4,465 Concentra Group Holdings Parent,
Inc. 95,774
2,193 Cooper Companies, Inc.
b
156,800
16,954 Danaher Corporation 3,214,478
1,895 Denali Therapeutics, Inc.
b
36,384
2,935 Dentsply Sirona, Inc. 34,046
6,457 Dexcom, Inc.
b
405,500
1,128 Edwards Lifesciences
Corporation
b
90,330
5,316 Elanco Animal Health, Inc.
b
127,212
538 Elevance Health, Inc. 157,499
8,686 Eli Lilly & Company 7,989,122
1,630 Enanta Pharmaceuticals, Inc.
b
20,587
3,188 Encompass Health Corporation 308,375
2,140 Enovis Corporation
b
48,685
472 Envista Holdings Corporation
b
11,975
2,406 Exelixis, Inc.
b
103,193
1,825 Fate Therapeutics, Inc.
b
2,190
3,398 Fortrea Holdings, Inc.
b
32,009
472 GE HealthCare Technologies, Inc. 33,597
1,114 GeneDx Holdings Corporation
b
71,541
7,144 Gilead Sciences, Inc. 995,659
826 Globus Medical, Inc.
b
71,168
1,419 Guardant Health, Inc.
b
131,073
981 Henry Schein, Inc.
b
72,300
55 Humana, Inc. 9,536
1,312 ICON plc
b
145,186
1,725 ICU Medical, Inc.
b
222,784
1,947 IDEXX Laboratories, Inc.
b
1,094,000
1,867 Illumina, Inc.
b
230,126
616 Insmed, Inc.
b
100,728
1,519 Insulet Corporation
b
318,747
9,238 Intuitive Surgical, Inc.
b
4,258,626
579 Ionis Pharmaceuticals, Inc.
b
43,477
374 IQVIA Holding, Inc.
b
63,782
2,207 iRhythm Holdings, Inc.
b
260,470
385 Jazz Pharmaceuticals, Inc.
b
72,784
6,598 Johnson & Johnson 1,612,815
1,642 Labcorp Holdings, Inc. 438,102
4,235 LivaNova plc
b
269,177
587 Masimo Corporation
b
104,410
1,701 Medpace Holdings, Inc.
b
816,803
28,375 Medtronic plc 2,458,694
5,378 Merck & Company, Inc. 646,920
192 Merit Medical Systems, Inc.
b
13,235
172 Mettler-Toledo International, Inc.
b
216,926
1,282 Mirum Pharmaceuticals, Inc.
b
118,431
1,007 Moderna, Inc.
b
51,156
1,060 Myriad Genetics, Inc.
b
4,770
1,780 Natera, Inc.
b
355,982
4,113 Neogen Corporation
b
38,210
2,799 Neurocrine Biosciences, Inc.
b
368,740
232 Option Care Health, Inc.
b
6,245
581 Penumbra, Inc.
b
190,783
5,806 Pfizer, Inc. 163,032
385 Prestige Consumer Healthcare,
Inc.
b
22,819
727 QIAGEN NV 29,109
59 Quest Diagnostics, Inc. 11,563
2,135 RadNet, Inc.
b
119,325
100 REGENXBIO, Inc.
b
838
3,220 Repligen Corporation
b
379,380
58 ResMed, Inc. 13,020
424 Revolution Medicines, Inc.
b
41,234
Shares Common Stock  16.2% Value
Health Care  1.5% - continued
598 Revvity, Inc. $ 52,391
10,958 Royalty Pharma plc 525,655
682 Sotera Health Company
b
9,780
6,806 STERIS plc 1,505,011
3,874 Stryker Corporation 1,272,958
1,382 Tenet Healthcare Corporation
b
260,797
5,554 Twist Bioscience Corporation
b
263,926
1,334 UFP Technologies, Inc.
b
258,262
1,526 Ultragenyx Pharmaceutical, Inc.
b
31,970
230 United Therapeutics Corporation
b
136,385
791 UnitedHealth Group, Inc. 214,037
80 Universal Health Services, Inc. 14,318
2,628 Varex Imaging Corporation
b
27,883
683 Vaxcyte, Inc.
b
39,689
2,335 Veeva Systems, Inc.
b
410,166
3,299 Vericel Corporation
b
106,129
3,128 Vertex Pharmaceuticals, Inc.
b
1,396,777
14,802 Viatris, Inc. 199,975
2,225 Vir Biotechnology, Inc.
b
19,936
24 Waters Corporation
b
7,147
11,110 Waystar Holding Corporation
b
267,862
1,929 West Pharmaceutical Services,
Inc. 483,485
1,294 Xencor, Inc.
b
15,606
531 Xenon Pharmaceuticals, Inc.
b
30,878
3,200 Zimmer Biomet Holdings, Inc. 289,344
5,857 Zoetis, Inc. 692,356
Total 47,005,559
Industrials  1.9%
2,730 3M Company 396,478
3,413 AAON, Inc. 282,426
835 Acuity, Inc. 233,984
3,346 Advanced Drainage Systems, Inc. 458,837
497 AECOM 42,156
134 AGCO Corporation 15,527
34,820 Alight, Inc. 20,290
1,083 Allegheny Technologies, Inc.
b
157,533
788 Allegion plc 114,489
391 Allison Transmission Holdings, Inc. 45,770
5,131 Amentum Holdings, Inc.
b
133,816
689 American Superconductor
Corporation
b
23,323
8,759 AMETEK, Inc. 1,877,579
1,415 API Group Corporation
b
57,336
1,364 Applied Industrial Technologies,
Inc. 361,896
463 Arcosa, Inc. 49,143
1,277 Armstrong World Industries, Inc. 210,450
1,916 Atmus Filtration Technologies, Inc. 108,771
9,454 Automatic Data Processing, Inc. 1,920,864
643 Axon Enterprise, Inc.
b
273,076
150 AZZ, Inc. 18,769
1,645 Badger Infrastructure Solutions,
Ltd. 73,363
2,847 Barrett Business Services, Inc. 83,075
62 Bloom Energy Corporation
b
8,400
702 Brady Corporation 57,030
741 BrightView Holdings, Inc.
b
8,736
50 Brink's Company 5,181
66 Broadridge Financial Solutions,
Inc. 10,724
4,226 BWX Technologies, Inc. 864,175
658 C.H. Robinson Worldwide, Inc. 109,274
73 CACI International, Inc.
b
39,703

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.2% Value
Industrials  1.9% - continued
1,526 Casella Waste Systems, Inc.
b
$ 121,073
6,247 Caterpillar, Inc. 4,425,750
2,504 CECO Environmental Corporation
b
149,188
3,216 Cintas Corporation 543,954
2,540 Clean Harbors, Inc.
b
728,294
24,777 CNH Industrial NV 272,547
1,112 Concentrix Corporation 30,424
1,333 Construction Partners, Inc.
b
148,123
9,777 Copart, Inc.
b
324,596
1,050 CRA International, Inc. 169,974
206 Crane Company 35,226
769 CSW Industrials, Inc. 200,386
9,747 CSX Corporation 400,114
241 Cummins, Inc. 129,663
956 Curtiss-Wright Corporation 651,151
7,218 Delta Air Lines, Inc. 479,853
2,183 DNOW, Inc.
b
26,000
1,345 Donaldson Company, Inc. 114,150
62 Dycom Industries, Inc.
b
21,007
5,652 Eaton Corporation plc 2,021,551
2,809 EMCOR Group, Inc. 2,073,913
4,165 Enerpac Tool Group Corporation 151,898
685 EnerSys 118,998
875 EnPro, Inc. 219,319
81 Equifax, Inc. 14,586
68 ESCO Technologies, Inc. 19,133
1,406 ExlService Holdings, Inc.
b
42,813
78,092 Fastenal Company 3,623,469
1,197 Federal Signal Corporation 129,444
2,476 Ferguson Enterprises, Inc. 577,552
7,161 Flowserve Corporation 526,405
7,558 Fluor Corporation
b
352,581
285 Fortive Corporation 15,755
1,359 Fortune Brands Innovations, Inc. 52,960
486 FTAI Aviation, Ltd. 119,070
735 Gates Industrial Corporation plc
b
16,618
36 GATX Corporation 6,147
2,737 GE Vernova, Inc. 2,389,127
1,582 General Dynamics Corporation 542,974
17,821 General Electric Company 5,057,065
977 Genpact, Ltd. 36,393
5,704 Graco, Inc. 482,844
1,100 HEICO Corporation 232,199
1,499 Helios Technologies, Inc. 97,000
4,311 Hexcel Corporation 348,889
498 HNI Corporation 16,628
1,872 Honeywell International, Inc. 423,128
3,038 Howmet Aerospace, Inc. 700,137
26 Hubbell, Inc. 12,759
1,057 Hudson Technologies, Inc.
b
6,215
107 Huntington Ingalls Industries, Inc. 40,649
1,094 ICF International, Inc. 71,427
732 IDEX Corporation 138,751
208 IES Holdings, Inc.
b
99,106
482 Ingersoll Rand, Inc. 38,618
155 Insteel Industries, Inc. 5,210
891 ITT Corporation 169,762
1,653 Jacobs Solutions, Inc. 210,394
1,447 JB Hunt Transport Services, Inc. 306,619
167 Kennametal, Inc. 6,034
690 Kirby Corporation
b
91,687
122 Knight-Swift Transportation
Holdings, Inc. 7,025
1,420 Korn Ferry 89,389
1,309 L3Harris Technologies, Inc. 451,801
Shares Common Stock  16.2% Value
Industrials  1.9% - continued
137 Leidos Holdings, Inc. $ 21,306
2,622 Limbach Holdings, Inc.
b
204,647
1,836 Lincoln Electric Holdings, Inc. 457,311
1,026 Lyft, Inc.
b
13,646
1,209 Masco Corporation 72,987
129 MasTec, Inc.
b
41,504
272 Maximus, Inc. 17,435
830 McGrath RentCorp 91,532
2,349 Mercury Systems, Inc.
b
171,266
1,003 Middleby Corporation
b
132,978
4,224 MillerKnoll, Inc. 61,079
1,279 Modine Manufacturing Company
b
277,172
1,400 Moog, Inc. 409,696
1,271 Mueller Industries, Inc. 140,827
5,596 Mueller Water Products, Inc. 153,834
76 MYR Group, Inc.
b
21,456
1,188 Nextpower, Inc.
b
143,213
43 Nordson Corporation 11,441
10,885 NPK International, Inc.
b
157,724
3,350 nVent Electric plc 396,238
1,979 Old Dominion Freight Line, Inc. 386,697
586 Oshkosh Corporation 86,265
3,783 Otis Worldwide Corporation 291,594
392 Owens Corning, Inc. 42,422
4,809 Parker-Hannifin Corporation 4,305,209
419 Paychex, Inc. 38,598
240 Paylocity Holding Corporation
b
25,930
1,827 Pentair plc 159,150
2,105 Proficient Auto Logistics, Inc.
b
14,272
953 Quanta Services, Inc. 523,216
905 RBC Bearings, Inc.
b
491,524
138 Regal Rexnord Corporation 25,842
2,484 Republic Services, Inc. 544,046
2,064 Rockwell Automation, Inc. 740,728
13,122 RTX Corporation 2,531,234
44 Ryder System, Inc. 9,007
459 Science Applications International
Corporation 43,568
1,483 Sensata Technologies Holding plc 52,231
148 SkyWest, Inc.
b
13,591
216 SPX Technologies, Inc.
b
43,187
1,127 SS&C Technologies Holdings, Inc. 76,151
711 Standex International Corporation 181,205
1,123 Stanley Black & Decker, Inc. 79,800
452 Sterling Construction Company,
Inc.
b
184,086
275 Tetra Tech, Inc. 8,283
44 Textron, Inc. 3,853
1,468 Timken Company 147,637
1,554 Toro Company 145,206
619 Trane Technologies plc 257,962
2,080 Transcat, Inc.
b
152,776
439 Trex Company, Inc.
b
15,988
34,057 Uber Technologies, Inc.
b
2,449,720
1,446 UL Solutions, Inc. 123,937
509 United Airlines Holdings, Inc.
b
46,864
262 United Rentals, Inc. 190,883
6,618 Veralto Corporation 585,164
4,749 Verisk Analytics, Inc. 901,123
1,486 Verra Mobility Corporation
b
21,235
1,904 Vertiv Holdings Company 477,104
325 Wabtec Corporation 81,221
1,641 Waste Management, Inc. 377,085
54 Watts Water Technologies, Inc. 15,676
897 WESCO International, Inc. 245,437

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.2% Value
Industrials  1.9% - continued
1,358 Willdan Group, Inc.
b
$ 103,968
121 Woodward, Inc. 43,308
3,225 Xylem, Inc. 385,387
1,421 Zurn Elkay Water Solutions
Corporation 63,718
Total 59,918,069
Information Technology  5.1%
2,571 Adobe, Inc.
b
624,959
9,854 Advanced Micro Devices, Inc.
b
2,004,599
616 Ambarella, Inc.
b
31,709
1,657 Amkor Technology, Inc. 74,615
24,362 Amphenol Corporation 3,078,139
3,919 Analog Devices, Inc. 1,246,791
96,158 Apple, Inc. 24,403,939
2,866 Applied Materials, Inc. 979,570
31,314 Arista Networks, Inc.
b
3,844,733
543 Arrow Electronics, Inc.
b
77,872
1,470 ASGN, Inc.
b
56,904
79 Astera Labs, Inc.
b
8,658
8,444 Autodesk, Inc.
b
2,021,494
1,199 Avnet, Inc. 73,882
601 Bel Fuse, Inc. 118,986
440 Blackbaud, Inc.
b
16,988
37,415 Broadcom, Inc. 11,580,317
2,157 Cadence Design Systems, Inc.
b
599,366
97 Calix, Inc.
b
4,752
871 Celestica, Inc.
b
245,343
122 Ciena Corporation
b
47,364
788 Cirrus Logic, Inc.
b
113,961
6,917 Cisco Systems, Inc. 536,690
1,722 Cloudflare, Inc.
b
355,317
7,021 Cognex Corporation 343,959
712 Cognizant Technology Solutions
Corporation 43,681
1,533 Coherent Corporation
b
365,176
77 Cohu, Inc.
b
2,358
235 CommVault Systems, Inc.
b
18,304
1,355 Corning, Inc. 184,239
1,444 Crane NXT Company 58,612
58 Credo Technology Group Holding,
Ltd.
b
5,444
58 CTS Corporation 2,770
1,002 Datadog, Inc.
b
118,286
2,410 DigitalOcean Holdings, Inc.
b
206,730
660 Dolby Laboratories, Inc. 39,640
415 EPAM Systems, Inc.
b
56,191
161 F5, Inc.
b
46,582
947 Fabrinet
b
493,879
4,930 Flex, Ltd.
b
322,718
25,292 Fortinet, Inc.
b
2,066,862
914 Gen Digital, Inc. 17,211
1,942 GoDaddy, Inc.
b
160,545
9,818 GPGI, Inc. 167,888
3,642 Guidewire Software, Inc.
b
544,698
3,188 Hewlett Packard Enterprise
Company 75,906
117 Ichor Holdings, Ltd.
b
5,453
526 InterDigital, Inc. 158,852
8,121 International Business Machines
Corporation 1,968,449
3,364 Intuit, Inc. 1,454,526
20,105 JFrog, Ltd.
b
943,528
5,249 Keysight Technologies, Inc.
b
1,482,160
1,490 Knowles Corporation
b
38,263
Shares Common Stock  16.2% Value
Information Technology  5.1% - continued
683 Kulicke and Soffa Industries, Inc. $ 44,887
28,019 Lam Research Corporation 5,986,540
6,066 Lattice Semiconductor
Corporation
b
562,682
522 Littelfuse, Inc. 177,141
308 Lumentum Holdings, Inc.
b
216,450
298 MACOM Technology Solutions
Holdings, Inc.
b
66,177
132 Manhattan Associates, Inc.
b
17,572
1,320 Microchip Technology, Inc. 85,285
7,027 Micron Technology, Inc. 2,374,002
58,729 Microsoft Corporation 21,739,714
1,838 MKS, Inc. 422,391
79 MongoDB, Inc.
b
19,337
791 Monolithic Power Systems, Inc. 864,840
2,928 Motorola Solutions, Inc. 1,270,664
2,951 Napco Security Technologies, Inc. 116,240
2,749 NetApp, Inc. 281,470
22,215 Nokia Oyj ADR 178,609
894 Novanta, Inc.
b
105,590
192,503 NVIDIA Corporation 33,572,523
1,569 NXP Semiconductors NV 308,873
864 ON Semiconductor Corporation
b
53,499
1,847 Onto Innovation, Inc.
b
378,764
16,042 Oracle Corporation 2,359,939
35,189 Palantir Technologies, Inc.
b
5,147,447
2,460 Pegasystems, Inc. 104,698
436 Plexus Corporation
b
88,307
1,053 PTC, Inc.
b
150,042
153 Q2 Holdings, Inc.
b
7,237
379 Qnity Electronics, Inc. 43,729
5,377 Qualcomm, Inc. 692,450
3,898 Rambus, Inc.
b
335,345
113 Roper Industries, Inc. 39,986
2,675 Salesforce, Inc. 499,342
5,949 Samsung Electronics Company,
Ltd. 695,803
194 SanDisk Corporation/DE
b
123,256
65 Sanmina Corporation
b
8,427
25,817 ServiceNow, Inc.
b
2,699,167
214 ServiceTitan, Inc.
b
13,580
17,704 Shopify, Inc.
b
2,100,048
1,773 Silicon Laboratories, Inc.
b
369,050
466 SiTime Corporation
b
160,933
1,930 Skyworks Solutions, Inc. 103,351
1,708 Snowflake, Inc.
b
257,601
1,727 Sprout Social, Inc.
b
9,844
686 Synopsys, Inc.
b
271,985
9,760 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 3,298,392
3,157 TD SYNNEX Corporation 532,617
5,907 TE Connectivity plc 1,234,681
143 Teledyne Technologies, Inc.
b
86,516
662 Tenable Holdings, Inc.
b
11,198
3,378 Teradyne, Inc. 1,001,442
11,629 Texas Instruments, Inc. 2,257,654
2,718 Trimble, Inc.
b
177,295
2,298 TTM Technologies, Inc.
b
223,871
665 Tyler Technologies, Inc.
b
227,683
1,611 Unity Software, Inc.
b
35,345
506 Varonis Systems, Inc.
b
10,864
2,580 VeriSign, Inc. 640,769
2,631 Viavi Solutions, Inc.
b
87,560
14,171 Vontier Corporation 502,645

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.2% Value
Information Technology  5.1% - continued
824 Western Digital Corporation $ 222,884
60 Workday, Inc.
b
7,795
1,114 Zebra Technologies Corporation
b
232,915
493 Zoom Communications, Inc.
b
39,632
268 Zscaler, Inc.
b
37,598
Total 159,534,031
Materials  0.4%
55 Air Products and Chemicals, Inc. 15,977
693 Albemarle Corporation 124,414
3,095 Alcoa Corporation 205,291
2,306 Amcor plc 91,664
1,586 American Vanguard Corporation
b
3,949
364 AngloGold Ashanti plc 35,439
1,074 AptarGroup, Inc. 135,345
1,590 Ashland, Inc. 88,420
635 Avery Dennison Corporation 109,652
1,803 Avient Corporation 65,449
1,434 Balchem Corporation 243,034
1,376 Ball Corporation 81,335
2,241 Celanese Corporation 147,391
4,994 CF Industries Holdings, Inc. 648,421
3,110 Coeur Mining, Inc.
b
58,375
831 Commercial Metals Company 51,048
6,040 Constellium SE
b
148,463
1,286 Corteva, Inc. 107,651
3,122 Crown Holdings, Inc. 312,981
7,900 DuPont de Nemours, Inc. 361,820
1,941 Eastman Chemical Company 148,137
6,311 Ecolab, Inc. 1,678,852
12,042 Element Solutions, Inc. 411,114
10,963 Freeport-McMoRan, Inc. 644,405
1,702 Greif, Inc. 114,153
1,772 Hecla Mining Company 33,012
5,819 Huntsman Corporation 77,451
630 Ingevity Corporation
b
44,875
208 International Flavors & Fragrances,
Inc. 15,090
3,107 International Paper Company 110,920
821 Intrepid Potash, Inc.
b
35,114
15,820 Ivanhoe Mines, Ltd.
b
135,217
428 Kaiser Aluminum Corporation 51,578
3,236 Linde plc 1,604,279
2,018 Louisiana-Pacific Corporation 146,810
490 Martin Marietta Materials, Inc. 288,453
579 Minerals Technologies, Inc. 41,063
4,551 Mosaic Company 116,051
51 NewMarket Corporation 32,688
8,585 Newmont Corporation 929,326
2,239 Nucor Corporation 378,615
956 O-I Glass, Inc.
b
10,048
4,776 Orion SA 31,044
355 Packaging Corporation of America 75,338
662 PPG Industries, Inc. 70,755
47 Reliance, Inc. 14,284
453 Royal Gold, Inc. 115,284
206 Scotts Miracle-Gro Company 12,527
633 Sensient Technologies Corporation 54,717
945 Smurfit WestRock plc 37,658
2,600 Solstice Advanced Materials, Inc. 198,016
878 Sonoco Products Company 47,491
1,314 Steel Dynamics, Inc. 236,520
344 Stepan Company 17,193
Total 10,994,197
Shares Common Stock  16.2% Value
Real Estate  0.4%
1,267 Agree Realty Corporation $ 95,506
1,322 Alpine Income Property Trust, Inc. 23,796
1,949 Americold Realty Trust, Inc. 22,336
480 AvalonBay Communities, Inc. 78,408
4,615 Brixmor Property Group, Inc. 132,912
508 Broadstone Net Lease, Inc. 9,281
876 CareTrust REIT, Inc. 32,105
4,098 CBRE Group, Inc.
b
555,115
2,172 Compass, Inc.
b
15,877
545 CoStar Group, Inc.
b
21,985
5,902 Cousins Properties, Inc. 133,208
4,246 Crown Castle, Inc. 345,242
1,977 Curbline Properties Corporation 50,987
726 Cushman & Wakefield, Ltd.
b
8,901
771 Digital Realty Trust, Inc. 138,942
4,832 Easterly Government Properties,
Inc. 103,550
7,680 EPR Properties 383,693
1,291 Equity Lifestyle Properties, Inc. 80,584
47,566 Essential Properties Realty Trust,
Inc. 1,444,104
78 Essex Property Trust, Inc. 18,876
739 Extra Space Storage, Inc. 96,905
340 Federal Realty Investment Trust 36,111
3,125 Fermi, Inc.
a,b
18,250
3,878 First Industrial Realty Trust, Inc. 224,342
351 FrontView REIT, Inc. 5,430
2,284 Getty Realty Corporation 72,631
12,459 Healthcare Realty Trust, Inc. 211,678
35,126 Host Hotels & Resorts, Inc. 673,014
231 Howard Hughes Holdings, Inc.
b
14,613
2,456 Independence Realty Trust, Inc. 36,570
18,368 Industrial Logistics Properties Trust 104,330
6,913 Innovative Industrial Properties,
Inc. 346,756
4,007 InvenTrust Properties Corporation 122,053
1,110 Iron Mountain, Inc. 113,375
359 Jones Lang LaSalle, Inc.
b
109,251
928 Kimco Realty Corporation 20,852
62 Lamar Advertising Company 7,853
1,912 Macerich Company 36,137
17,339 Medical Properties Trust, Inc. 80,280
33,437 Millrose Properties, Inc. 936,236
118 National Health Investors, Inc. 9,542
1,876 NET Lease Office Properties 21,612
2,965 NetSTREIT Corporation 55,831
487 NNN REIT, Inc. 20,469
210 Omega Healthcare Investors, Inc. 9,202
8,733 Outfront Media, Inc. 231,425
6,341 Park Hotels & Resorts, Inc. 66,771
1,968 Piedmont Realty Trust, Inc.
b
12,930
934 Postal Realty Trust, Inc. 17,335
177 Realty Income Corporation 10,829
362 Regency Centers Corporation 27,389
6,470 RLJ Lodging Trust 48,007
168 Ryman Hospitality Properties 15,501
20,872 Sabra Health Care REIT, Inc. 401,369
8,937 Safehold, Inc. 120,918
483 SBA Communications Corporation 83,129
20,474 Sila Realty Trust, Inc. 484,824
53 Simon Property Group, Inc. 9,886
2,596 STAG Industrial, Inc. 93,612
41,644 Tanger, Inc. 1,415,063
5,119 Terreno Realty Corporation 314,409
580 Ventas, Inc. 47,432

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.2% Value
Real Estate  0.4% - continued
2,683 Xenia Hotels & Resorts, Inc. $ 39,789
1,662 Zillow Group, Inc., Class C
b
68,774
Total 10,588,123
Utilities  0.4%
1,535 Alliant Energy Corporation 110,152
1,269 American States Water Company 95,962
361 American Water Works Company,
Inc. 49,128
786 Artesian Resources Corporation 25,034
3,611 Avista Corporation 144,946
1,304 Black Hills Corporation 90,511
1,195 California Water Service Group 54,181
2,636 CenterPoint Energy, Inc. 113,770
2,943 Clearway Energy, Inc., Class A 115,277
3,590 Clearway Energy, Inc., Class C 141,051
234 Consolidated Edison, Inc. 26,484
7,695 Constellation Energy Corporation 2,148,829
96 DTE Energy Company 14,037
3,303 Duke Energy Corporation 432,495
31,672 Edison International 2,317,757
4,479 Entergy Corporation 503,260
2,512 Evergy, Inc. 205,783
3,612 Eversource Energy 250,239
2,043 Exelon Corporation 100,148
1,016 FirstEnergy Corporation 51,471
1,535 H2O America
a
90,058
458 Middlesex Water Company 23,839
364 National Fuel Gas Company 34,201
3,265 New Jersey Resources
Corporation 179,314
2,398 NiSource, Inc. 111,891
183 Northwestern Energy Group, Inc. 12,067
390 OGE Energy Corporation 18,704
771 Otter Tail Corporation 67,671
37,864 PG&E Corporation 665,270
737 Pinnacle West Capital Corporation 74,253
29,402 Portland General Electric
Company 1,551,544
1,069 Spire, Inc. 96,787
53,524 UGI Corporation 1,949,344
1,271 Unitil Corporation 66,397
3,912 Vistra Energy Corporation 588,091
2,811 XPLR Infrastructure, LP
b
29,853
104 York Water Company 3,167
Total 12,552,966
Total Common Stock
(cost $340,531,786) 502,796,241
Shares
i
Private Equity Funds 1.5% Value
Secondary  1.5%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,j
3,495,367
__ ASF IX, LP
*,b,j
9,571,578
__ ASF VIII Sidecar (Cayman), LP
*,b,j
734,988
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,j
10,209,382
__ LCP X (Offshore), LP
*,b,j
17,052,391
Shares
i
Private Equity Funds 1.5% Value
Secondary  1.5% - continued
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,j
$ 5,686,068
Total 46,749,774
Total Private Equity Funds
(cost $34,661,228) 46,749,774
Shares
Collateral Held for Securities
Loaned 0.1% Value
3,131,475 Thrivent Cash Management Trust 3,131,475
Total Collateral Held for
Securities Loaned
(cost $3,131,475) 3,131,475
Shares or
Principal
Amount Short-Term Investments 11.4% Value
Federal Home Loan Bank Discount
Notes
1,000,000 3.589%, 4/17/2026
k,l
998,305
5,400,000 3.606%, 4/24/2026
k,l
5,387,076
100,000 3.605%, 4/27/2026
k,l
99,731
100,000 3.600%, 4/29/2026
k,l
99,711
2,400,000 3.632%, 5/1/2026
k,l
2,392,539
600,000 3.603%, 5/8/2026
k,l
597,714
1,700,000 3.595%, 5/27/2026
k,l
1,690,283
3,200,000 3.600%, 5/29/2026
k,l
3,181,067
200,000 3.610%, 6/3/2026
k,l
198,718
300,000 3.610%, 6/10/2026
k,l
297,867
6,000,000 3.624%, 6/17/2026
k,l
5,953,135
300,000 3.590%, 6/18/2026
k,l
297,627
500,000 3.635%, 6/22/2026
k,l
495,844
Federal National Mortgage
Association Discount Notes
4,300,000 3.595%, 6/1/2026
k,l
4,273,303
State Street Institutional U.S.
Government Money Market
Fund
86,146,603 3.602%
k
86,146,603
Thrivent Core Short-Term Reserve
Fund
24,166,357 3.930% 241,663,571
U.S. Treasury Bills
600,000 3.498%, 4/7/2026
k,m
599,638
400,000 3.631%, 5/19/2026
k,m
398,064
100,000 3.620%, 5/28/2026
k,m
99,424
500,000 3.600%, 6/11/2026
k,m
496,453
400,000 3.612%, 6/18/2026
k,m
396,883
Total Short-Term Investments
(cost $355,704,332) 355,763,556
Total Investments (cost
$2,765,844,104) 100.2% $3,118,283,629
Other Assets and Liabilities, Net
(0.2%) (7,242,240)
Total Net Assets 100.0% $3,111,041,389
a All or a portion of the security is on loan.
b Non-income producing security.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $89,914,531 or 2.9% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2026.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Private equity fund partnerships do not issue shares.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Portfolio as of March
31, 2026 was $46,749,774 or 1.50% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of March 31,
2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 2,632,629
ASF IX, LP  3/18/2024 7,638,746
ASF VIII Sidecar (Cayman), LP  6/28/2024 574,016
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 7,632,000
LCP X (Offshore), LP  10/25/2023 11,760,171
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 4,423,666
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 3,170,259
Total lending $3,170,259
Gross amount payable upon return of
collateral for securities loaned $3,131,475
Net amounts due from counterparty $(38,784)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,222,652,185 1,222,652,185 – –
U.S. Unaffiliated 12,104,451 12,104,451 – –
Long-Term Fixed Income
Asset-Backed Securities 21,488,711 – 21,488,711 –
Collateralized Mortgage Obligations 96,509,335 – 96,509,335 –
Commercial Mortgage-Backed Securities 21,470,757 – 21,470,757 –
Financials 79,439 – 79,439 –
Mortgage-Backed Securities 309,510,854 – 309,510,854 –
U.S. Government & Agencies 355,683,767 – 355,683,767 –
Common Stock
Communications Services 52,610,014 52,473,148 136,866 –
Consumer Discretionary 52,838,155 52,838,155 – –
Consumer Staples 13,517,957 13,517,957 – –
Energy 17,699,038 17,699,038 – –
Financials 65,538,132 65,538,132 – –
Health Care 47,005,559 47,005,559 – –
Industrials 59,918,069 59,844,706 73,363 –
Information Technology 159,534,031 158,838,228 695,803 –
Materials 10,994,197 10,858,980 135,217 –
Real Estate 10,588,123 10,588,123 – –
Utilities 12,552,966 12,552,966 – –
Private Equity Funds
Secondary 46,749,774 – – 46,749,774
Short-Term Investments 114,099,985 86,146,603 27,953,382 –
Subtotal Investments in Securities $2,703,145,499 $1,822,658,231 $833,737,494 $46,749,774
Other Investments  * Total
Affiliated Short-Term Investments 241,663,571
U.S. Affiliated Registered Investment Cos. 170,343,084
Collateral Held for Securities Loaned 3,131,475
Subtotal Other Investments $415,138,130
Total Investments at Value $3,118,283,629
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,261,564 662,327 599,237 –
Credit Default Swaps 77,078 – 77,078 –
Total Asset Derivatives $1,338,642 $662,327 $676,315 $–
Liability Derivatives
Futures Contracts 9,045,293 9,045,293 – –
Total Return Swaps 636,222 – 636,222 –
Total Liability Derivatives $9,681,515 $9,045,293 $636,222 $–

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Conservative Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in
Securities
Beginning
Value
12/31/2025
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
03/31/2026
Private Equity Funds
 Secondary $43,463,547 $-  $1,832,257 $2,465,925 $(1,011,955) $- $-  $46,749,774
Total  $43,463,547 $-   $1,832,257 $2,465,925 $(1,011,955)  $- $- $46,749,774
 Investments in Securities
Ending
 Value
03/31/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $46,749,774
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $46,749,774

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Nasdaq
-
National association of securities dealers
automated quotations
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $26,162,920 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 199 June 2026 $ 22,465,767 ( $ 367,438)
CBOT 2-Yr. U.S. Treasury Note 311 June 2026 64,760,027 (244,535)
CBOT 5-Yr. U.S. Treasury Note 865 June 2026 94,770,067 (1,194,635)
CBOT U.S. Long Bond 100 June 2026 11,698,480 (310,980)
CME E-mini Russell 2000 Index 9 June 2026 1,123,525 6,965
CME E-mini S&P 500 Index 747 June 2026 251,093,851 (5,676,339)
CME E-mini S&P Mid-Cap 400 Index 1 June 2026 336,483 3,167
CME Ultra Long Term U.S. Treasury Bond 95 June 2026 11,385,381 (311,944)
ICE mini MSCI EAFE Index 705 June 2026 102,131,602 132,173
Ultra 10-Yr. U.S. Treasury Note 144 June 2026 16,640,161 (293,910)
Total Futures Long Contracts $ 576,405,344 ( $ 8,257,476)
CME E-mini Nasdaq 100 Index (27) June 2026 ( $ 13,375,847) $ 461,747
CME E-mini Russell 2000 Index (331) June 2026 (41,487,051) (89,859)
CME E-mini S&P Mid-Cap 400 Index (192) June 2026 (64,657,147) (555,653)
Eurex Euro STOXX 50 Index (638) June 2026 (41,792,404) 599,237
ICE US mini MSCI Emerging Markets Index (108) June 2026 (7,913,115) 58,275
Total Futures Short Contracts ( $ 169,225,564) $473,747
Total Futures Contracts $ 407,179,780 ($7,783,729)
The following table presents Moderately Conservative Allocation Portfolio's credit default swap contracts held as of March 31, 2026. Investments totaling $1,095,945 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 11,280,000) $ – $ 77,078 $ 77,078
Total Credit Default Swaps $– $77,078 $77,078
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Portfolio's total return swap contracts held as of March 31, 2026. Investments totaling $714,560 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 14,001,979 ( $ 636,222) $ – ( $ 636,222)
Total Return Swaps ( $ 636,222) $ – ($636,222)
# Payment made on Termination Date
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $94,054 $1,250 $6,400 $86,720 10,049 2.8%
Core Emerging Markets Equity 41,086 – – 42,594 3,427 1.4
Core High Yield Bond – 121,159 – 118,969 6,058 3.8
Core International Equity 39,891 – – 41,030 3,254 1.3
Core Investment Grade Corporate Bond – 211,526 – 207,341 10,577 6.7
Global Stock 20,066 – – 19,747 1,238 0.6
High Yield 69,106 1,083 – 68,859 16,443 2.2
Income 184,609 2,088 7,000 176,854 19,919 5.7
International Equity 110,967 – 15,999 97,843 7,876 3.1
International Index 30,236 – – 30,525 1,763 1.0
Large Cap Value 350,008 – 41,000 318,062 12,674 10.2
Mid Cap Stock 51,309 – – 51,506 2,595 1.6
Mid Cap Value ETF 4,848 – – 5,030 321 0.2
Short-Term Bond 106,465 1,067 9,250 97,473 9,891 3.1
Small Cap Stock 23,988 – – 23,883 1,274 0.8
Small Cap Value ETF 6,234 – – 6,561 235 0.2
Total U.S. Affiliated Registered Investment
Companies 1,132,867 1,392,997 44.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% 283,730 132,680 174,710 241,664 24,166 7.7
Total Affiliated Short-Term Investments 283,730 241,664 7.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,230 44,223 48,322 3,131 3,131 0.1
Total Collateral Held for Securities Loaned 7,230 3,131 0.1
Total Value $1,423,827 $1,637,792

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($682) ($1,502) $ – $1,250
Core Emerging Markets Equity – 1,508 – –
Core High Yield Bond – (2,190) – 584
Core International Equity – 1,139 – –
Core Investment Grade Corporate Bond – (4,185) – 758
Global Stock – (319) – –
High Yield – (1,330) – 1,084
Income (735) (2,109) – 2,100
International Equity 5,482 (2,607) – –
International Index – 289 – –
Large Cap Value 6,424 2,630 – –
Mid Cap Stock – 197 – –
Mid Cap Value ETF – 182 – –
Short-Term Bond 199 (1,008) – 1,069
Small Cap Stock – (105) – –
Small Cap Value ETF – 327 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% (36) – – 2,647
Total Income/Non Cash Income from Affiliated
Investments $9,492
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $10,652 ($9,082) $ –

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 51.4% Value
Asset-Backed Securities  8.2%
522 Funding CLO, Ltd.
$ 250,000
5.410%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 247,925
Anchorage Capital CLO 20, Ltd.
500,000
6.868%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
490,830
Anchorage Capital CLO 21, Ltd.
400,000
5.568%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
397,598
Annisa CLO, Ltd.
139,652
5.168%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
139,652
Avis Budget Rental Car Funding
AESOP, LLC
250,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
245,059
Balboa Bay Loan Funding, Ltd.
250,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
248,394
200,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
199,431
Barings Loan Partners CLO, Ltd. 2
250,000
5.318%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
248,886
Battalion CLO XI, Ltd.
250,000
5.618%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
247,374
Battalion CLO XIV, Ltd.
250,000
5.668%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
248,354
Battalion CLO XXI, Ltd.
300,000
5.672%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
297,000
Business Jet Securities, LLC
187,826
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
185,772
195,028
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
194,510
College Avenue Student Loans,
LLC
39,855
5.443%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
40,200
Dryden 72 CLO, Ltd.
200,000
5.303%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
200,030
Education Funding Trust
125,959
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
120,726
Hertz Vehicle Financing III, LLC
650,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
660,170
Principal
Amount Long-Term Fixed Income  51.4% Value
Asset-Backed Securities  8.2% - continued
$ 275,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
$ 276,501
250,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
246,430
HOMES Trust
382,236
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,c
380,191
167,768
5.053%,  9/25/2070, Ser.
2026-NQM1, Class A2
a,c
165,945
Hotwire Funding, LLC
300,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
303,519
Kennedy Lewis CLO 3, Ltd.
200,000
5.068%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
199,266
KKR Static CLO I, Ltd.
500,000
5.118%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
498,570
LCM 41, Ltd.
550,000
7.272%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
527,308
Lightpath Fiber Issuer, LLC
325,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
324,099
Marathon CLO, Ltd.
150,000
5.222%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
148,866
MetroNet Infrastructure Issuer, LLC
250,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
252,145
125,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
124,420
Octagon Investment Partners 50,
Ltd.
400,000
5.672%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
395,986
Pagaya AI Debt Grantor Trust
69,536
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
69,713
136,454
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
136,896
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
74,944
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
75,058
Palmer Square Loan Funding, Ltd.
300,000
5.510%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
295,035
250,000
5.169%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
249,700
275,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
272,715
Park Blue CLO, Ltd.
150,000
5.848%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
149,498

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.4% Value
Asset-Backed Securities  8.2% - continued
PPM CLO 3, Ltd.
$ 400,000
5.718%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
$ 397,032
RFS Asset Securitization V, LLC
150,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
150,692
Rockford Tower CLO, Ltd.
325,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
322,895
Sculptor CLO XXVIII, Ltd.
250,000
5.618%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
247,940
Signal Peak CLO 1, Ltd.
350,000
5.618%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
347,917
375,000
7.168%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
357,927
Sunnova Hestia II Issuer, LLC
245,224
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
237,581
Symphony CLO XX, Ltd.
250,000
6.671%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
247,084
TCW CLO, Ltd.
700,000
5.468%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
699,794
VERDE CLO, Ltd.
400,000
6.872%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
398,748
Wind River CLO, Ltd.
500,000
5.518%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
500,030
Zayo Issuer, LLC
300,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
300,323
Total 13,711,735
Basic Materials  <0.1%
FMC Corporation
27,000 8.450%,  11/1/2055
b
17,384
Peabody Energy Corporation,
Convertible
37,000 3.250%,  3/1/2028 67,969
Total 85,353
Capital Goods  0.4%
Array Technologies, Inc.,
Convertible
31,000 1.000%,  12/1/2028 27,993
40,000 2.875%,  7/1/2031
a
49,675
BWX Technologies, Inc.,
Convertible
116,000 Zero Coupon,  11/1/2030
a
120,176
Fluor Corporation, Convertible
70,000 1.125%,  8/15/2029 86,205
Principal
Amount Long-Term Fixed Income  51.4% Value
Capital Goods  0.4% - continued
Greenbrier Companies, Inc.,
Convertible
$ 45,000 2.875%,  4/15/2028
e
$ 51,903
JBT Marel Corporation,
Convertible
68,000 0.375%,  9/15/2030
a
65,892
LEDN Issuer Trust
150,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
150,074
Mirion Technologies, Inc.,
Convertible
45,000 0.250%,  6/1/2030
a
48,802
42,000 Zero Coupon,  10/1/2031
a
39,795
Patrick Industries, Inc., Convertible
32,000 1.750%,  12/1/2028
e
55,376
Total 695,891
Collateralized Mortgage Obligations  16.8%
A&D Mortgage Trust
153,647
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
154,938
169,011
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
170,274
359,866
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
360,179
ACRA Trust
294,391
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
294,941
Archwest Mortgage Trust
275,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,c
274,408
175,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,c
175,191
Arroyo Mortgage Trust
500,000
4.269%,  12/25/2056, Ser.
2022-1, Class A1B
a
474,869
Banc of America Alternative Loan
Trust
72,258
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 64,888
Banc of America Mortgage
Securities Trust
57,622
5.587%,  9/25/2035, Ser.
2005-H, Class 3A1
b
55,342
Bear Stearns ARM Trust
70,855
5.709%,  1/25/2034, Ser.
2003-8, Class 5A
b
68,325
15,889
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
15,379
Bellemeade Re, Ltd.
275,000
6.162%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
276,325
BRAVO Residential Funding Trust
197,857
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,c
196,377
CFST Mortgage Trust
300,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
302,295
ChaseFlex Trust
144,047
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 93,075

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.4% Value
Collateralized Mortgage Obligations  16.8% -
continued
CHNGE Mortgage Trust
$ 176,773
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
$ 173,465
80,537
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
80,368
366,405
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
365,182
Citigroup Mortgage Loan Trust,
Inc.
141,903
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 140,413
229,820
4.958%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
209,205
COLT Mortgage Loan Trust
175,000
5.924%,  9/25/2069, Ser.
2024-INV3, Class M1
a,b
174,794
Countrywide Alternative Loan Trust
60,715
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 49,643
94,546
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 73,921
38,760
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 26,342
24,664
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 19,295
CSMC Trust
176,989
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
153,478
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
84,679
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 73,794
Federal Home Loan Mortgage
Corporation - REMIC
74,980
4.000%,  1/25/2051, Ser.
5249, Class LA 74,104
300,000
5.250%,  2/25/2055, Ser.
5508, Class AY 298,507
1,460,093
1.500%,  3/25/2051, Ser.
5092, Class IC
f
121,558
250,000
5.250%,  3/25/2055, Ser.
5519, Class CL 247,973
242,281
7.662%,  (SOFR30A +
4.000%), 4/25/2026, Ser.
5567, Class MB
b
249,140
250,000
5.000%,  5/25/2055, Ser.
5537, Class KM 242,964
199,388
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 168,051
300,000
5.000%,  9/25/2054, Ser.
5473, Class HL 299,258
2,963,216
1.500%,  12/25/2050, Ser.
5107, Class IO
f
275,885
325,805
2.000%,  12/25/2050, Ser.
5051, Class WI
f
42,762
17,269
3.000%,  5/15/2027, Ser.
4046, Class GI
f
123
39,768
3.000%,  7/15/2027, Ser.
4084, Class NI
f
516
162,537
3.500%,  10/15/2032, Ser.
4119, Class KI
f
11,234
116,267
3.000%,  4/15/2033, Ser.
4203, Class DI
f
3,967
Principal
Amount Long-Term Fixed Income  51.4% Value
Collateralized Mortgage Obligations  16.8% -
continued
$ 275,453
5.500%,  1/25/2046, Ser.
5617, Class AZ
g
$ 272,897
Federal Home Loan Mortgage
Corporation STRIPS
236,714
3.500%,  8/15/2035, Ser.
345, Class C8
f
20,610
Federal National Mortgage
Association - REMIC
300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 295,117
350,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 342,058
200,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 194,995
342,068
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
45,468
23,950
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
259
27,575
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
231
102,919
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
1,323
48,609
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
552
24,718
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
302
63,722
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
666
59,833
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
804
67,367
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
1,266
152,613
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
9,872
First Horizon Alternative Mortgage
Securities Trust
19,982
5.165%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
18,918
Flagstar Mortgage Trust
227,617
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
198,431
459,259
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
381,777
170,771
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
154,719
GCAT Trust
379,125
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
388,158
200,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
198,406
160,768
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
151,145
270,860
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
273,738
GMAC Mortgage Corporation
Loan Trust
21,170
3.920%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
19,081
15,998
4.288%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
7,310
GMACM Mortgage Loan Trust
10,246
3.319%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
5,157

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.4% Value
Collateralized Mortgage Obligations  16.8% -
continued
GS Mortgage-Backed Securities
Trust
$ 345,855
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
a,c
$ 342,663
158,694
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
158,612
GSAA Home Equity Trust
76,740
4.027%,  8/25/2034, Ser.
2004-10, Class M2
b
71,015
Home Equity Asset Trust
278,216
5.113%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
270,586
Home Re, Ltd.
233,448
8.262%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
238,611
250,000
5.812%,  (SOFR30A +
2.150%), 1/25/2036, Ser.
2026-1, Class M1B
a,b
250,336
HOMES Trust
175,000
6.949%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
174,209
HTAP Issuer Trust
390,017
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
386,920
314,507
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
313,263
IndyMac IMJA Mortgage Loan
Trust
81,640
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 30,391
IndyMac INDA Mortgage Loan
Trust
431,210
3.469%,  8/25/2036, Ser.
2006-AR1, Class A1
b
332,542
J.P. Morgan Mortgage Trust
168,521
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
144,995
135,698
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,c
134,371
217,710
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
216,222
28,748
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 29,856
18,886
5.534%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
18,322
LHOME Mortgage Trust
275,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,c
275,227
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
200,893
375,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,c
375,879
Long Beach Mortgage Loan Trust
303,964
5.293%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
320,190
MASTR Alternative Loans Trust
32,899
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 27,393
Principal
Amount Long-Term Fixed Income  51.4% Value
Collateralized Mortgage Obligations  16.8% -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 164,093
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 49,328
MFA Trust
331,128
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,c
331,536
Morgan Stanley Residential
Mortgage Loan Trust
297,583
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,c
294,967
300,000
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,c
299,137
213,559
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,c
213,383
MortgageIT Securities Corporation
Mortgage Loan Trust
404,215
4.253%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
352,583
New Residential Mortgage Loan
Trust
386,000
3.877%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
305,504
NYMT Loan Trust
398,329
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,c
396,777
375,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
376,545
PMT Loan Trust
350,000
5.000%,  1/25/2057, Ser.
2026-J1, Class A8
a,b
337,894
336,234
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
339,807
250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
252,014
225,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
223,251
Point Securitization Trust
186,613
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
186,583
249,948
5.750%,  9/25/2055, Ser.
2025-2, Class A1
a
246,290
PRET, LLC
299,990
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,c
297,628
211,806
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c
212,005
200,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,c
200,463
PRKCM Trust
42,699
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
42,616
102,682
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
103,386
PRPM Trust
200,000
6.171%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
200,656
275,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
277,487
PRPM, LLC
171,773
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
169,519

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.4% Value
Collateralized Mortgage Obligations  16.8% -
continued
$ 150,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,c
$ 143,449
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
289,871
275,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,c
255,328
300,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,c
297,678
337,815
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
338,063
400,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
400,285
79,828
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,c
79,603
279,391
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,c
278,731
125,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,c
124,782
274,676
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,c
273,436
Radnor Re, Ltd.
407,539
6.562%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
409,334
RCO IX Mortgage, LLC
166,212
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
166,435
177,281
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,c
177,142
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
71,832
Residential Accredit Loans, Inc.
Trust
91,728
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 81,516
75,672
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 60,232
48,635
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 41,390
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
400,557
Saluda Grade Alternative
Mortgage Trust
200,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
199,765
350,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
352,315
Santander Mortgage Asset
Receivable Trust
113,831
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
a,b
113,444
Saxon Asset Securities Trust
120,405
2.687%,  8/25/2035, Ser.
2004-2, Class MF2
b
110,725
Sequoia Mortgage Trust
300,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
285,738
Toorak Mortgage Trust
350,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,c
351,233
Principal
Amount Long-Term Fixed Income  51.4% Value
Collateralized Mortgage Obligations  16.8% -
continued
Triangle Re, Ltd.
$ 70,155
7.062%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
$ 70,618
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
350,721
Unlock HEA Trust
254,132
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
253,861
281,170
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
280,211
442,266
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
441,076
Velocity Commercial Capital Loan
Trust
158,763
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
160,206
Verus Securitization Trust
257,479
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,c
258,525
287,467
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
253,969
161,275
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
144,236
VOLT C, LLC
371,154
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
371,230
VOLT CVI, LLC
271,441
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
271,697
VOLT XCVII, LLC
73,796
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
73,816
Vontive Mortgage Trust
150,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
151,737
Washington Mutual Mortgage
Pass-Through Certificates
77,581
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 67,935
Total 28,010,585
Commercial Mortgage-Backed Securities  0.8%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
236,009
BANK
3,949,780
0.412%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
82,225
1,394,837
0.624%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
64,082
400,000
4.340%,  5/15/2061, Ser.
2018-BN12, Class AS
b
392,494
BBCMS Mortgage Trust
1,982,228
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
118,159
250,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
253,154

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.4% Value
Commercial Mortgage-Backed Securities  0.8%
- continued
Tricon Residential Trust
$ 250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
$ 250,937
Total 1,397,060
Communications Services  0.2%
Bell Telephone Company of
Canada
30,000 7.000%,  9/15/2055
b
30,706
Paramount Global
20,000 6.375%,  3/30/2062
b
14,600
Rogers Communications, Inc.
35,000 5.250%,  3/15/2082
a,b,e
34,572
30,000 7.125%,  4/15/2055
b
30,699
Snap, Inc., Convertible
22,000 0.125%,  3/1/2028 20,024
76,000 0.500%,  5/1/2030 60,952
TELUS Corporation
20,000 6.625%,  10/15/2055
b,e
20,007
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
63,771
Total 275,331
Consumer Cyclical  0.3%
Burlington Stores, Inc., Convertible
37,000 1.250%,  12/15/2027 61,050
Cracker Barrel Old Country Store,
Inc., Convertible
6,000 1.750%,  9/15/2030
a
4,640
DraftKings Holdings, Inc.,
Convertible
122,000 Zero Coupon,  3/15/2028 109,800
EZCORP, Inc., Convertible
27,000 3.750%,  12/15/2029
a,e
63,740
General Motors Financial
Company, Inc.
14,000 5.750%,  9/30/2027
b,h
13,631
14,000 5.700%,  9/30/2030
b,h
13,731
Live Nation Entertainment, Inc.,
Convertible
28,000 3.125%,  1/15/2029 42,532
31,000 2.875%,  1/15/2030 33,402
38,000 2.875%,  10/15/2031
a
38,563
Marriott Vacations Worldwide
Corporation, Convertible
50,000 3.250%,  12/15/2027 48,000
Meritage Homes Corporation,
Convertible
15,000 1.750%,  5/15/2028 14,445
Uber Technologies, Inc.,
Convertible
30,000 Zero Coupon,  5/15/2028
a
29,250
45,000 0.875%,  12/1/2028 54,112
Total 526,896
Consumer Non-Cyclical  0.4%
Chefs' Warehouse, Inc.,
Convertible
33,000 2.375%,  12/15/2028 48,642
CVS Health Corporation
33,000 6.750%,  12/10/2054
b
33,414
Principal
Amount Long-Term Fixed Income  51.4% Value
Consumer Non-Cyclical  0.4% - continued
Envista Holdings Corporation,
Convertible
$ 17,000 1.750%,  8/15/2028 $ 16,862
Integer Holdings Corporation,
Convertible
16,000 2.125%,  2/15/2028 18,896
104,000 1.875%,  3/15/2030 99,164
Jazz Investments I, Ltd.,
Convertible
49,000 2.000%,  6/15/2026 59,437
49,000 3.125%,  9/15/2030 69,384
LCI Industries, Convertible
54,000 3.000%,  3/1/2030 64,881
Post Holdings, Inc., Convertible
63,000 2.500%,  8/15/2027 68,197
Spectrum Brands, Inc.,
Convertible
40,000 3.375%,  6/1/2029 39,872
Winnebago Industries, Inc.,
Convertible
37,000 3.250%,  1/15/2030 33,374
Zoetis, Inc., Convertible
50,000 0.250%,  6/15/2029
a
49,625
Total 601,748
Energy  0.4%
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,h
50,348
37,000 6.450%,  12/1/2033
b,h
38,474
Crescent Energy Company,
Convertible
70,000 2.750%,  3/15/2031
a
80,360
Enbridge, Inc.
45,000 7.375%,  1/15/2083
b
45,681
57,000 7.625%,  1/15/2083
b
61,448
Energy Transfer, LP
32,000 8.000%,  5/15/2054
b
33,517
15,000 7.125%,  5/15/2030
b,h
15,267
Northern Oil and Gas, Inc.,
Convertible
109,000 3.625%,  4/15/2029 119,529
Phillips 66 Company
26,000 6.200%,  3/15/2056
b
25,883
TransCanada Trust
40,000 5.875%,  8/15/2076
b
40,042
UGI Corporation, Convertible
18,000 5.000%,  6/1/2028 25,227
Venture Global LNG, Inc.
55,000 9.000%,  9/30/2029
a,b,h
54,782
Total 590,558
Financials  2.0%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
25,000 6.950%,  3/10/2055
b
25,587
Air Lease Corporation
52,000 4.650%,  6/15/2026
b,h
51,670
Aircastle, Ltd.
51,000 5.250%,  6/15/2026
a,b,h
50,732
Ally Financial, Inc.
112,000 4.700%,  5/15/2026
b,h
110,955
American Express Company
35,000 3.550%,  9/15/2026
b,h
34,603

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.4% Value
Financials  2.0% - continued
Bank of America Corporation
$ 55,000 6.125%,  4/27/2027
b,h
$ 55,101
Bank of New York Mellon
Corporation
50,000 5.950%,  12/20/2030
b,h
50,012
Bank of Nova Scotia
38,000 6.875%,  10/27/2085
b
37,330
Boston Properties, LP, Convertible
18,000 2.000%,  10/1/2030
a
16,335
Capital Automotive REIT
376,000
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
362,413
Capital One Financial Corporation
60,000 3.950%,  9/1/2026
b,e,h
59,134
Charles Schwab Corporation
58,000 4.000%,  6/1/2026
b,h
57,605
CHL Mortgage Pass-Through Trust
12,381
6.221%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
12,324
68,635
6.000%,  4/25/2037, Ser.
2007-3, Class A18 30,237
Citigroup, Inc.
27,000 7.375%,  5/15/2028
b,h
27,897
23,000 7.625%,  11/15/2028
b,h
23,786
32,000 7.125%,  8/15/2029
b,h
32,315
30,000 6.950%,  2/15/2030
b,h
30,223
42,000 6.875%,  8/15/2030
b,h
42,296
50,000 6.625%,  2/15/2031
b,h
50,037
35,000 7.000%,  8/15/2034
b,h
36,021
Citizens Financial Group, Inc.
38,000 4.000%,  10/6/2026
b,h
37,416
Coinbase Global, Inc., Convertible
22,000 0.500%,  6/1/2026 21,820
36,000 Zero Coupon,  10/1/2029
a
31,518
27,000 0.250%,  4/1/2030 25,015
35,000 Zero Coupon,  10/1/2032
a
28,017
COPT Defense Properties, LP,
Convertible
9,000 5.250%,  9/15/2028
a
10,446
Corebridge Financial, Inc.
22,000 6.375%,  9/15/2054
b
21,622
29,000 6.875%,  12/15/2052
b
29,220
Countrywide Home Loan
Mortgage Pass Through Trust
56,403
4.785%,  11/25/2035, Ser.
2005-22, Class 2A1
b
46,950
Credit Suisse Group AG
64,000 7.250%,  N/A
*,i
15,360
110,000 7.500%,  N/A
*,i
26,400
Dai-ichi Life Insurance Company,
Ltd.
30,000 6.200%,  1/16/2035
a,b,h
30,179
Digital Realty Trust, LP, Convertible
28,000 1.875%,  11/15/2029
a
29,642
Encore Capital Group, Inc.,
Convertible
28,000 4.000%,  3/15/2029 35,210
Federal Realty OP, LP, Convertible
13,000 3.250%,  1/15/2029
a
13,287
Goldman Sachs Group, Inc.
45,000 3.650%,  8/10/2026
b,h
44,598
75,000 4.125%,  11/10/2026
b,h
73,979
32,000 6.125%,  11/10/2034
b,e,h
31,834
Principal
Amount Long-Term Fixed Income  51.4% Value
Financials  2.0% - continued
Hartford Insurance Group, Inc.
$ 44,000
6.039%,  (TSFR3M +
2.387%), 2/12/2047
a,b
$ 42,154
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
11,000 3.750%,  8/15/2028
a
15,625
Hercules Capital, Inc., Convertible
3,000 4.750%,  9/1/2028
a
2,898
Huntington Bancshares, Inc./OH
30,000 4.450%,  10/15/2027
b,h
29,482
Huntington Bank Auto Credit-
Linked Notes
169,402
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
170,712
JPMorgan Chase & Company
33,000 6.500%,  4/1/2030
b,h
33,862
Kite Realty Group, LP, Convertible
2,000 0.750%,  4/1/2027
a
2,157
Lincoln National Corporation
29,000
6.272%,  (TSFR3M +
2.619%), 5/18/2026
b
23,769
M&T Bank Corporation
99,000 3.500%,  9/1/2026
b,h
95,844
MetLife, Inc.
27,000 6.350%,  3/15/2055
b,e
27,398
36,000 5.875%,  3/15/2028
b,h
35,839
47,000 6.400%,  12/15/2036 47,989
Nippon Life Insurance Company
130,000 5.950%,  4/16/2054
a,b
129,962
Pebblebrook Hotel Trust,
Convertible
61,000 1.750%,  12/15/2026 59,415
44,000 1.625%,  1/15/2030
a
45,100
PNC Financial Services Group,
Inc.
43,000 6.200%,  9/15/2027
b,h
43,095
45,000 6.250%,  3/15/2030
b,h
45,395
Provident Financing Trust I
22,000 7.405%,  3/15/2038 23,487
Prudential Financial, Inc.
65,000 6.750%,  3/1/2053
b
67,263
42,000 3.700%,  10/1/2050
b
38,154
Realty Income Corporation,
Convertible
23,000 3.500%,  1/15/2029
a
23,471
Rexford Industrial Realty, LP,
Convertible
13,000 4.375%,  3/15/2027
a
12,928
12,000 4.125%,  3/15/2029
a
11,766
Royal Bank of Canada
20,000 6.750%,  8/24/2085
b
20,073
Shift4 Payments, Inc., Convertible
63,000 0.500%,  8/1/2027 59,062
Starwood Property Trust, Inc.,
Convertible
37,000 6.750%,  7/15/2027 37,610
State Street Corporation
29,000 6.700%,  3/15/2029
b,e,h
29,467
Sumitomo Life Insurance Company
55,000 3.375%,  4/15/2081
a,b
50,182
Tanger Properties, LP, Convertible
7,000 2.375%,  1/15/2031
a
7,006
Terawulf, Inc., Convertible
9,000 2.750%,  2/1/2030
a
17,469

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.4% Value
Financials  2.0% - continued
$ 16,000 1.000%,  9/1/2031
a
$ 22,144
20,000 Zero Coupon,  5/1/2032
a
20,658
Toronto-Dominion Bank
40,000 8.125%,  10/31/2082
b
41,267
Truist Financial Corporation
65,000 5.100%,  3/1/2030
b,h
64,882
Ventas Realty, LP, Convertible
23,000 3.750%,  6/1/2026 34,199
Wells Fargo & Company
65,000 7.625%,  9/15/2028
b,h
68,281
Welltower OP, LLC, Convertible
32,000 2.750%,  5/15/2028
a
66,368
21,000 3.125%,  7/15/2029
a
33,239
Total 3,348,798
Mortgage-Backed Securities  13.2%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
744,230 2.500%,  5/1/2051 634,718
575,813 3.500%,  5/1/2052 532,087
330,037 4.000%,  5/1/2052 314,511
250,677 5.000%,  7/1/2053 249,842
60,074 5.000%,  8/1/2053 59,996
217,716 5.500%,  9/1/2053 223,141
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
234,115 2.500%,  7/1/2030 227,032
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
525,000 4.500%,  4/1/2041
g
521,218
325,000 5.000%,  4/1/2041
g
327,373
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
201,653 3.500%,  5/1/2040 192,236
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
932,359 3.000%,  1/1/2052 826,469
72,154 2.000%,  2/1/2051 59,022
98,071 2.000%,  2/1/2051 80,222
200,641 2.500%,  2/1/2051 169,361
898,020 2.000%,  3/1/2051 730,073
975,218 4.000%,  3/1/2051 932,072
994,997 3.000%,  3/1/2052 882,360
649,738 2.000%,  4/1/2051 528,089
614,457 5.500%,  4/1/2054 628,808
106,164 2.000%,  5/1/2051 86,393
315,169 3.000%,  5/1/2051 283,472
304,271 4.000%,  6/1/2052 288,326
584,919 2.500%,  7/1/2051 502,936
172,219 3.500%,  8/1/2050 160,219
594,418 3.500%,  8/1/2052 545,624
785,916 4.500%,  8/1/2052 761,901
82,270 5.000%,  8/1/2053 82,053
410,522 3.500%,  9/1/2052 380,532
180,297 3.500%,  9/1/2052 166,679
53,010 5.000%,  9/1/2052 52,749
1,064,346 4.500%,  9/1/2053 1,035,041
298,387 4.000%,  10/1/2052 284,135
105,838 2.000%,  11/1/2051 86,574
Principal
Amount Long-Term Fixed Income  51.4% Value
Mortgage-Backed Securities  13.2% -
continued
$ 221,866 3.500%,  11/1/2052 $ 206,083
485,812 2.000%,  12/1/2050 397,574
1,010,884 4.500%,  12/1/2052 983,800
450,000 4.000%,  4/1/2049
g
424,586
600,000 4.500%,  4/1/2049
g
579,003
6,000,000 5.000%,  4/1/2049
g
5,916,760
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
359,679 2.500%,  3/1/2062 295,758
268,483 3.500%,  7/1/2061 241,900
143,825 4.000%,  12/1/2061 134,034
Total 22,014,762
Technology  0.7%
Akamai Technologies, Inc.,
Convertible
57,000 1.125%,  2/15/2029 65,140
47,000 0.250%,  5/15/2033
a
65,095
Applied Digital Corporation,
Convertible
19,000 2.750%,  6/1/2030 50,388
Avnet, Inc., Convertible
17,000 1.750%,  9/1/2030
a
18,428
Block, Inc., Convertible
13,000 0.250%,  11/1/2027 12,149
CoreWeave, Inc., Convertible
51,000 1.750%,  12/1/2031
a
51,056
CSG Systems International, Inc.,
Convertible
52,000 3.875%,  9/15/2028 63,258
Euronet Worldwide, Inc.,
Convertible
22,000 0.625%,  10/1/2030
a
19,140
Global Payments, Inc., Convertible
53,000 1.500%,  3/1/2031 46,696
InterDigital, Inc., Convertible
12,000 3.500%,  6/1/2027 46,830
Microchip Technology, Inc.,
Convertible
26,000 Zero Coupon,  2/15/2030
a
25,363
34,000 0.750%,  6/1/2030 33,599
MKS, Inc., Convertible
65,000 1.250%,  6/1/2030 107,380
ON Semiconductor Corporation,
Convertible
37,000 Zero Coupon,  5/1/2027 47,711
68,000 0.500%,  3/1/2029 66,470
Progress Software Corporation,
Convertible
56,000 3.500%,  3/1/2030 49,750
Semtech Corporation, Convertible
16,000 1.625%,  11/1/2027 33,712
38,000 Zero Coupon,  10/15/2030
a,e
42,408
Synaptics, Inc., Convertible
54,000 0.750%,  12/1/2031 55,782
Ultra Clean Holdings, Inc.,
Convertible
53,000 Zero Coupon,  3/15/2031
a
56,074
Viavi Solutions, Inc., Convertible
28,000 0.625%,  3/1/2031
a
69,720

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.4% Value
Technology  0.7% - continued
Vishay Intertechnology, Inc.,
Convertible
$ 92,000 2.250%,  9/15/2030 $ 88,274
Western Digital Corporation,
Convertible
16,000 3.000%,  11/15/2028 114,531
Ziff Davis, Inc., Convertible
18,000 3.625%,  3/1/2028
a
17,640
Total 1,246,594
U.S. Government & Agencies  7.0%
U.S. Treasury Notes
1,980,000 1.250%,  12/31/2026 1,943,602
300,000 3.875%,  5/31/2027 300,199
4,500,000 3.375%,  12/31/2027 4,465,371
300,000 4.125%,  7/31/2028 302,063
900,000 3.625%,  9/30/2030 888,785
1,000,000 3.625%,  12/31/2030 986,406
450,000 4.125%,  11/15/2032 450,158
400,000 3.375%,  5/15/2033 381,047
100,000 4.500%,  11/15/2033 102,070
2,000,000 4.000%,  11/15/2035 1,950,938
Total 11,770,639
Utilities  1.0%
AES Corporation
35,000 7.600%,  1/15/2055
b
34,717
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
43,766
Alliant Energy Corporation,
Convertible
13,000 3.250%,  5/30/2028
a
13,773
American Electric Power
Company, Inc.
25,000 6.050%,  3/15/2056
b
24,777
38,000 6.950%,  12/15/2054
b
40,274
American Water Capital
Corporation, Convertible
31,000 3.625%,  6/15/2026 30,932
CenterPoint Energy, Inc.
20,000 7.000%,  2/15/2055
b
20,583
14,000 6.700%,  5/15/2055
b
14,157
CenterPoint Energy, Inc.,
Convertible
28,000 4.250%,  8/15/2026 33,166
23,000 3.000%,  8/1/2028
a
24,291
17,000 2.875%,  5/15/2029
a
17,019
CMS Energy Corporation,
Convertible
5,000 3.375%,  5/1/2028 5,650
22,000 3.125%,  5/1/2031
a
22,572
Dominion Energy, Inc.
35,000 6.875%,  2/1/2055
b
36,021
35,000 7.000%,  6/1/2054
b
37,019
Duke Energy Corporation
37,000 3.250%,  1/15/2082
b
35,540
32,000 6.450%,  9/1/2054
b,e
33,045
Duke Energy Corporation,
Convertible
38,000 3.000%,  3/15/2029
a
38,209
Edison International
44,000 7.875%,  6/15/2054
b,e
45,073
65,000 5.000%,  12/15/2026
b,h
64,405
Principal
Amount Long-Term Fixed Income  51.4% Value
Utilities  1.0% - continued
Entergy Corporation
$ 12,000 5.875%,  6/15/2056
b
$ 11,840
25,000 6.100%,  6/15/2056
b
24,673
Evergy, Inc., Convertible
31,000 4.500%,  12/15/2027 41,819
Exelon Corporation, Convertible
24,000 3.250%,  3/15/2029
a
24,806
FirstEnergy Corporation,
Convertible
40,000 3.625%,  1/15/2029
a
45,320
29,000 3.875%,  1/15/2031
a
33,437
NextEra Energy Capital Holdings,
Inc.
20,000 3.800%,  3/15/2082
b
19,303
64,000 6.750%,  6/15/2054
b
66,210
NextEra Energy Capital Holdings,
Inc., Convertible
24,000 3.000%,  3/1/2027 33,300
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,328
25,000 5.750%,  7/15/2056
b,e
24,620
34,000 6.950%,  11/30/2054
b
34,962
NRG Energy, Inc.
50,000 10.250%,  3/15/2028
a,b,h
53,936
PacifiCorp
27,000 7.125%,  8/15/2056
b,e
25,506
PG&E Corporation, Convertible
81,000 4.250%,  12/1/2027 83,874
Pinnacle West Capital Corporation,
Convertible
12,000 4.750%,  6/15/2027 13,740
PPL Capital Funding, Inc.,
Convertible
76,000 3.000%,  12/1/2030
a
79,344
Puget Energy, Inc.
27,000 7.000%,  9/15/2056
a,b
26,794
Sempra
30,000 6.550%,  4/1/2055
b
29,866
30,000 6.625%,  4/1/2055
b
29,999
16,000 6.400%,  10/1/2054
b
15,950
30,000 6.875%,  10/1/2054
b,e
30,323
Southern Company
44,000 3.750%,  9/15/2051
b
43,562
Southern Company, Convertible
22,000 4.500%,  6/15/2027 24,438
48,000 3.250%,  6/15/2028
a
48,835
WEC Energy Group, Inc.
25,000 5.625%,  5/15/2056
b
24,496
WEC Energy Group, Inc.,
Convertible
18,000 4.375%,  6/1/2027 21,690
26,000 3.375%,  6/1/2028
a
26,975
28,000 4.375%,  6/1/2029 34,636
Xcel Energy, Inc.
27,000 5.750%,  12/3/2056
b
26,357
XPLR Infrastructure, LP,
Convertible
16,000 2.500%,  6/15/2026
a
15,840
Total 1,646,768
Total Long-Term Fixed Income
(cost $86,975,250) 85,922,718

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   46.5% Value
U.S. Affiliated   44.4%
1,539,709 Thrivent Core Emerging Markets
Debt Fund $ 13,287,690
1,585,845 Thrivent Core High Yield Bond
Fund 31,140,928
1,519,727 Thrivent Core Investment Grade
Corporate Bond Fund 29,791,062
Total 74,219,680
U.S. Unaffiliated   2.1%
6,977 abrdn Asia-Pacific Income Fund,
Inc. 100,608
23,877 abrdn Income Credit Strategies
Fund 121,773
6,122 abrdn Total Dynamic Dividend
Fund
e
56,383
13,602 AllianceBernstein Global High
Income Fund, Inc. 138,332
18,858 Allspring Income Opportunities
Fund 122,200
710 Barings Global Short Duration
High Yield Fund 9,699
4,707 BlackRock Capital Allocation Term
Trust
e
66,510
3,929 BlackRock Core Bond Trust 35,990
16,028 BlackRock Corporate High Yield
Fund, Inc. 136,559
13,638 BlackRock Credit Allocation
Income Trust 137,744
2,776 BlackRock Debt Strategies Fund,
Inc. 26,622
2,551 BlackRock Enhanced Equity
Dividend Trust 21,990
10,756 BlackRock Enhanced Global
Dividend Trust 117,886
8,090 BlackRock Enhanced International
Dividend Trust 43,767
6,709 BlackRock Income Trust, Inc. 70,914
11,750 BlackRock Multi-Sector Income
Trust 147,110
9,045 Blackstone Strategic Credit 2027
Term Fund 100,852
9,906 Cornerstone Strategic Investment
Fund, Inc.
e
72,116
12,958 Eaton Vance Limited Duration
Income Fund 122,453
6,064 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 52,514
6,050 iShares Preferred and Income
Securities ETF
e
183,436
25,612 Nuveen Credit Strategies Income
Fund 124,730
781 Nuveen Floating Rate Income
Fund/Closed-End Fund 5,873
215 Nuveen Global High Income Fund 2,627
8,576 Nuveen Preferred Income
Opportunities Fund 64,663
9,802 PGIM Global High Yield Fund, Inc. 114,193
8,112 PGIM High Yield Bond Fund, Inc. 106,754
5,770 Pimco Dynamic Income Fund 98,725
8,234 PIMCO High Income Fund 38,123
8,879 PIMCO Income Strategy Fund II 61,176
1,224 Tri-Continental Corporation 38,666
4,344 Vanguard Short-Term Corporate
Bond ETF 344,349
2,675 Virtus Convertible & Income Fund 39,804
Shares
Registered Investment
Companies  46.5% Value
U.S. Unaffiliated   2.1%  - continued
8,136 Virtus Dividend, Interest &
Premium Strategy Fund $ 102,595
2,357 Virtus Equity & Convertible Income
Fund 55,059
20,140 Voya Global Equity Dividend &
Premium Opportunity Fund 114,798
4,445 Western Asset Diversified Income
Fund
e
59,741
33,077 Western Asset High Income
Opportunity Fund, Inc. 120,070
Total 3,377,404
Total Registered Investment
Companies (cost $78,191,128) 77,597,084
Shares Preferred Stock 1.3% Value
Basic Materials  <0.1%
1,232 Albemarle Corporation,
Convertible, 7.250% 88,519
Total 88,519
Capital Goods  0.1%
2,459 Boeing Company, Convertible,
6.000% 159,540
Total 159,540
Communications Services  0.1%
4,075 AT&T, Inc., 4.750%
h
74,980
1,000 Telephone and Data Systems, Inc.,
6.000%
h
17,680
Total 92,660
Financials  0.8%
1,125 AEGON Funding Company, LLC,
5.100% 21,319
1,200 Allstate Corporation, 5.100%
h
23,724
708 Apollo Global Management, Inc.,
Convertible, 6.750% 41,390
704 Ares Management Corporation,
Convertible, 6.750% 25,471
1,450 Athene Holding, Ltd., 5.625%
h
27,376
2,600 Bank of America Corporation,
4.250%
h
44,200
3,300 Bank of America Corporation,
4.375%
h
57,948
1,650 Bank of America Corporation,
4.750%
h
31,399
2,300 Bank of America Corporation,
5.000%
h
46,391
80 Bank of America Corporation,
Convertible, 7.250%
h
95,325
725 Capital One Financial Corporation,
4.800%
h
12,927
1,600 Capital One Financial Corporation,
5.000%
h
29,840
725 Charles Schwab Corporation,
4.450%
e,h
12,818
1,200 Citigroup, Inc., 6.250%
h,j
29,580
525 Citizens Financial Group, Inc.,
7.375%
h
13,319
1,275 Corebridge Financial, Inc., 6.375% 29,032
1,450 Fifth Third Bancorp, 4.950%
e,h
27,419
1,450 Huntington Bancshares, Inc./OH,
4.500%
h
24,708

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  1.3% Value
Financials  0.8% - continued
3,200 JPMorgan Chase & Company,
4.200%
h
$ 56,000
2,300 JPMorgan Chase & Company,
4.625%
h
43,976
2,125 JPMorgan Chase & Company,
4.750%
h
41,416
725 KeyCorp, 5.650%
h
15,080
2,000 KeyCorp, 6.200%
b,h
47,460
1,282 KKR & Company, Inc.,
Convertible, 6.250% 51,562
725 MetLife, Inc., 4.750%
e,h
13,311
1,300 Morgan Stanley, 4.250%
h
22,321
1,380 Morgan Stanley, 5.850%
h
32,251
2,200 Morgan Stanley, 7.125%
h
55,374
425 Pinnacle Financial Partners, Inc.,
8.397%
b,h
10,867
2,275 Public Storage, 4.125%
h
35,604
668 Public Storage, 4.625%
h
11,703
100 Public Storage, 4.700%
h
1,786
1,450 Regions Financial Corporation,
4.450%
h
23,635
550 Regions Financial Corporation,
5.700%
b,h
12,925
1,450 Truist Financial Corporation,
4.750%
h
26,288
1,800 U.S. Bancorp, 4.000%
h
28,080
2,000 Wells Fargo & Company, 4.250%
h
34,500
2,575 Wells Fargo & Company, 4.375%
h
44,934
1,450 Wells Fargo & Company, 4.700%
h
27,376
1,750 Wells Fargo & Company, 4.750%
h
33,250
103 Wells Fargo & Company,
Convertible, 7.500%
h
118,965
Total 1,382,850
Technology  0.1%
763 Hewlett Packard Enterprise
Company, Convertible, 7.625% 49,221
839 Microchip Technology, Inc.,
Convertible, 7.500% 47,798
1,282 Oracle Corporation, Convertible,
6.500%
j
57,703
Total 154,722
Utilities  0.2%
2,825 CMS Energy Corporation,
4.200%
e,h
47,319
598 Nextera Energy, Inc., Convertible,
7.234% 31,419
971 NextEra Energy, Inc., Convertible,
7.299% 54,356
707 NextEra Energy, Inc., Convertible,
7.375%
j
35,513
231 PPL Corporation, Convertible,
7.000%
j
11,848
2,875 Southern Company, 4.950% 55,487
995 Southern Company, Convertible,
7.125% 51,143
Total 287,085
Total Preferred Stock
(cost $2,415,144) 2,165,376
Shares
Collateral Held for Securities
Loaned 0.6% Value
1,043,197 Thrivent Cash Management Trust $ 1,043,197
Total Collateral Held for
Securities Loaned
(cost $1,043,197) 1,043,197
Shares Common Stock < .01% Value
Financials  <0.1%
622 AGNC Investment Corporation 6,239
295 Annaly Capital Management, Inc. 6,239
641 Apollo Commercial Real Estate
Finance, Inc. 6,769
615 Chimera Investment Corporation 7,718
3 Encore Capital Group, Inc.
j
210
797 Rithm Capital Corporation 7,556
Total 34,731
Health Care  <0.1%
38 BioMarin Pharmaceutical, Inc.
j
2,147
Total 2,147
Total Common Stock
(cost $39,284) 36,878
Shares or
Principal
Amount Short-Term Investments 5.7% Value
Federal Home Loan Bank Discount
Notes
100,000 3.625%, 6/17/2026
k,l
99,219
State Street Institutional U.S.
Government Money Market
Fund
5,429,572 3.602%
k
5,429,572
Thrivent Core Short-Term Reserve
Fund
374,700 3.930% 3,747,003
U.S. Treasury Bills
300,000 3.498%, 4/7/2026
k,m
299,819
Total Short-Term Investments
(cost $9,578,621) 9,575,613
Total Investments (cost
$178,242,624) 105.5% $176,340,866
Other Assets and Liabilities, Net
(5.5%) (9,124,738)
Total Net Assets 100.0% $167,216,128
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $39,023,309 or 23.3% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2026.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Multisector
Bond Portfolio as of March 31, 2026 was $41,760 or
0.02% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 31, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  8/24/2015 $ 118,598
Credit Suisse Group AG  5/17/2021 70,948
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multisector Bond Portfolio as of March 31, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 511,139
Common Stock 517,098
Total lending $1,028,237
Gross amount payable upon return of
collateral for securities loaned $1,043,197
Net amounts due to counterparty $14,960
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Multisector Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 13,711,735 – 13,711,735 –
Basic Materials 85,353 – 85,353 –
Capital Goods 695,891 – 695,891 –
Collateralized Mortgage Obligations 28,010,585 – 28,010,585 –
Commercial Mortgage-Backed Securities 1,397,060 – 1,397,060 –
Communications Services 275,331 – 275,331 –
Consumer Cyclical 526,896 – 526,896 –
Consumer Non-Cyclical 601,748 – 601,748 –
Energy 590,558 – 590,558 –
Financials 3,348,798 – 3,348,798 –
Mortgage-Backed Securities 22,014,762 – 22,014,762 –
Technology 1,246,594 – 1,246,594 –
U.S. Government & Agencies 11,770,639 – 11,770,639 –
Utilities 1,646,768 – 1,646,768 –
Registered Investment Companies
U.S. Affiliated 60,931,990 60,931,990 – –
U.S. Unaffiliated 3,377,404 3,377,404 – –
Preferred Stock
Basic Materials 88,519 88,519 – –
Capital Goods 159,540 159,540 – –
Communications Services 92,660 92,660 – –
Financials 1,382,850 1,382,850 – –
Technology 154,722 154,722 – –
Utilities 287,085 287,085 – –
Common Stock
Financials 34,731 34,731 – –
Health Care 2,147 2,147 – –
Short-Term Investments 5,828,610 5,429,572 399,038 –
Subtotal Investments in Securities $158,262,976 $71,941,220 $86,321,756 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 13,287,690
Affiliated Short-Term Investments 3,747,003
Collateral Held for Securities Loaned 1,043,197
Subtotal Other Investments $18,077,890
Total Investments at Value $176,340,866
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Multisector Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 30,758 30,758 – –
Total Asset Derivatives $30,758 $30,758 $– $–
Liability Derivatives
Credit Default Swaps 6,063 – 6,063 –
Total Liability Derivatives $6,063 $– $6,063 $–

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Multisector Bond Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $99,219 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 15 June 2026 $ 3,107,304 $ 4,375
Total Futures Long Contracts $ 3,107,304 $ 4,375
CBOT 10-Yr. U.S. Treasury Note (3) June 2026 ( $ 338,640) $ 5,499
CBOT U.S. Long Bond (2) June 2026 (233,963) 6,213
CME Ultra Long Term U.S. Treasury Bond (2) June 2026 (239,682) 6,557
Ultra 10-Yr. U.S. Treasury Note (4) June 2026 (462,176) 8,114
Total Futures Short Contracts ( $ 1,274,461) $26,383
Total Futures Contracts $ 1,832,843 $30,758
The following table presents Multisector Bond Portfolio's credit default swap contracts held as of March 31, 2026. Investments totaling $99,940 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Buy 6/20/2031 $ 800,000 $ – ( $ 6,063) ( $ 6,063)
Total Credit Default Swaps $– ($6,063) ($6,063)
1 As the buyer of protection, Multisector Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multisector Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multisector Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Multisector Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multisector Bond Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $15,576 $195 $2,150 $13,288 1,540 8.0%
Core High Yield Bond – 31,339 200 31,141 1,586 18.6
Core Investment Grade Corporate Bond – 30,010 300 29,791 1,520 17.8
Total U.S. Affiliated Registered Investment
Companies 15,576 74,220 44.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% 750 3,000 – 3,747 375 2.2
Total Affiliated Short-Term Investments 750 3,747 2.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,408 8,948 10,313 1,043 1,043 0.6
Total Collateral Held for Securities Loaned 2,408 1,043 0.6
Total Value $18,734 $79,010
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($157) ($176) $ – $194
Core High Yield Bond 0 2 – 34
Core Investment Grade Corporate Bond 1 80 – 24
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.930% – (3) – 21
Total Income/Non Cash Income from Affiliated
Investments $273
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value ($156) ($97) $ –

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.4% Value
Consumer Discretionary  0.1%
606 Hilton Worldwide Holdings, Inc. $ 184,272
Total 184,272
Data Center REITs  10.9%
32,614 Digital Realty Trust, Inc. 5,877,369
8,741 Equinix, Inc. 8,568,278
Total 14,445,647
Diversified REITs  2.3%
2,039 Alpine Income Property Trust, Inc. 36,702
28,551 Broadstone Net Lease, Inc. 521,627
6,230 CTO Realty Growth, Inc. 115,193
25,866 Essential Properties Realty Trust,
Inc. 785,292
13,501 Gladstone Commercial
Corporation 154,316
20,144 WP Carey, Inc. 1,368,986
Total 2,982,116
Health Care REITs  17.3%
2,823 Alexandria Real Estate Equities,
Inc. 131,044
19,486 American Healthcare REIT, Inc. 918,960
19,961 CareTrust REIT, Inc. 731,571
3,875 Chiron Real Estate, Inc. 128,185
10,232 Community Healthcare Trust, Inc. 162,586
20,638 Diversified Healthcare Trust 137,036
28,855 Healthcare Realty Trust, Inc. 490,246
63,588 Healthpeak Properties, Inc. 1,044,751
3,035 LTC Properties, Inc. 112,781
35,953 Medical Properties Trust, Inc. 166,462
3,867 National Health Investors, Inc. 312,686
27,327 Omega Healthcare Investors, Inc. 1,197,469
27,183 Sabra Health Care REIT, Inc. 522,729
7,566 Sila Realty Trust, Inc. 179,163
395 Universal Health Realty Income
Trust 15,986
44,181 Ventas, Inc. 3,613,122
65,896 Welltower, Inc. 13,028,298
Total 22,893,075
Hotel & Resort REITs  1.7%
14,480 DiamondRock Hospitality
Company 135,677
63,373 Host Hotels & Resorts, Inc. 1,214,227
12,406 RLJ Lodging Trust 92,052
5,306 Ryman Hospitality Properties 489,585
26,845 Sunstone Hotel Investors, Inc. 241,873
4,755 Xenia Hotels & Resorts, Inc. 70,517
Total 2,243,931
Industrial REITs  12.5%
23,108 Americold Realty Trust, Inc. 264,818
7,235 EastGroup Properties, Inc. 1,339,126
16,604 First Industrial Realty Trust, Inc. 960,541
5,424 Innovative Industrial Properties,
Inc. 272,068
7,621 LXP Industrial Trust 352,548
2,200 One Liberty Properties, Inc. 47,212
89,983 Prologis, Inc. 11,893,953
2,718 Rexford Industrial Realty, Inc. 88,960
20,399 STAG Industrial, Inc. 735,588
Shares Common Stock  99.4% Value
Industrial REITs  12.5% - continued
9,208 Terreno Realty Corporation $ 565,555
Total 16,520,369
Mortgage REITs  2.3%
19,429 Adamas Trust, Inc. 142,998
60,447 AGNC Investment Corporation 606,283
37,794 Annaly Capital Management, Inc. 799,343
13,213 Apollo Commercial Real Estate
Finance, Inc. 139,529
13,061 Blackstone Mortgage Trust, Inc. 250,118
12,403 Chimera Investment Corporation 155,658
20,322 Dynex Capital, Inc. 259,309
9,754 Ellington Financial, Inc. 115,585
9,504 Ladder Capital Corporation 92,854
18,098 Orchid Island Capital, Inc. 127,229
18,953 Redwood Trust, Inc. 106,326
17,274 Starwood Property Trust, Inc. 297,458
Total 3,092,690
Multi-Family Residential REITs  7.8%
7,705 Apartment Investment and
Management Company 31,359
13,303 AvalonBay Communities, Inc. 2,173,045
11,722 Camden Property Trust 1,144,771
2,036 Centerspace 116,968
35,380 Equity Residential 2,092,727
6,472 Essex Property Trust, Inc. 1,566,224
22,353 Independence Realty Trust, Inc. 332,836
10,734 Mid-America Apartment
Communities, Inc. 1,310,836
42,849 UDR, Inc. 1,447,439
10,004 Veris Residential, Inc. 188,776
Total 10,404,981
Office REITs  1.3%
2,206 BXP, Inc. 114,492
11,030 COPT Defense Properties 337,518
25,490 Cousins Properties, Inc. 575,309
11,459 Empire State Realty Trust, Inc. 59,587
9,504 Postal Realty Trust, Inc. 176,394
15,275 Vornado Realty Trust 396,997
Total 1,660,297
Other Specialized REITs  6.9%
7,228 EPR Properties 361,111
13,415 Four Corners Property Trust, Inc. 317,265
25,037 Gaming and Leisure Properties,
Inc. 1,110,892
27,836 Iron Mountain, Inc. 2,843,169
7,907 Lamar Advertising Company 1,001,500
12,767 Millrose Properties, Inc. 357,476
11,999 Outfront Media, Inc. 317,973
2,964 Safehold, Inc. 40,103
100,377 VICI Properties, Inc. 2,742,300
Total 9,091,789
Real Estate Services  0.9%
5,508 CBRE Group, Inc.
a
746,114
4,371 CoStar Group, Inc.
a
176,326
894 Jones Lang LaSalle, Inc.
a
272,062
Total 1,194,502
Retail REITs  15.2%
10,998 Acadia Realty Trust 210,282

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.4% Value
Retail REITs  15.2% - continued
15,136 Agree Realty Corporation $ 1,140,952
30,326 Brixmor Property Group, Inc. 873,389
393 CBL & Associates Properties, Inc. 15,103
9,191 Curbline Properties Corporation 237,036
7,664 Federal Realty Investment Trust 813,993
6,339 FrontView REIT, Inc. 98,064
10,332 Getty Realty Corporation 328,558
8,916 InvenTrust Properties Corporation 271,581
62,009 Kimco Realty Corporation 1,393,342
18,311 Kite Realty Group Trust 449,535
30,364 NetSTREIT Corporation 571,754
16,769 NNN REIT, Inc. 704,801
10,396 Phillips Edison and Company, Inc. 389,018
86,765 Realty Income Corporation 5,308,283
16,693 Regency Centers Corporation 1,262,992
30,705 Simon Property Group, Inc. 5,727,404
11,202 Tanger, Inc. 380,644
1,218 Whitestone REIT 19,671
Total 20,196,402
Self-Storage REITs  5.6%
12,651 CubeSmart 463,659
20,225 Extra Space Storage, Inc. 2,652,104
14,930 Public Storage 4,044,238
6,852 SmartStop Self Storage REIT, Inc. 207,479
Total 7,367,480
Single-Family Residential REITs  4.2%
40,851 American Homes 4 Rent 1,140,560
20,791 Equity Lifestyle Properties, Inc. 1,297,774
58,350 Invitation Homes, Inc. 1,449,998
11,428 Sun Communities, Inc. 1,439,471
16,701 UMH Properties, Inc. 240,995
Total 5,568,798
Telecom Tower REITs  9.2%
45,262 American Tower Corporation 7,811,316
33,552 Crown Castle, Inc. 2,728,113
9,995 SBA Communications Corporation 1,720,240
Total 12,259,669
Timber REITs  1.2%
67,125 Weyerhaeuser Company 1,639,864
Total 1,639,864
Total Common Stock
(cost $95,247,022) 131,745,882
Shares or
Principal
Amount Short-Term Investments 0.3% Value
Federal Home Loan Bank Discount
Notes
100,000 3.606%, 4/24/2026
b,c
99,761
State Street Institutional U.S.
Government Money Market
Fund
281,119 3.602%
b
281,119
Total Short-Term Investments
(cost $380,889) 380,880
Total Investments (cost
$95,627,911) 99.7% $132,126,762
Other Assets and Liabilities, Net
0.3% 429,248
Total Net Assets 100.0% $132,556,010
a Non-income producing security.
b The interest rate shown reflects the yield.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 184,272 184,272 – –
Data Center REITs 14,445,647 14,445,647 – –
Diversified REITs 2,982,116 2,982,116 – –
Health Care REITs 22,893,075 22,893,075 – –
Hotel & Resort REITs 2,243,931 2,243,931 – –
Industrial REITs 16,520,369 16,520,369 – –
Mortgage REITs 3,092,690 3,092,690 – –
Multi-Family Residential REITs 10,404,981 10,404,981 – –
Office REITs 1,660,297 1,660,297 – –
Other Specialized REITs 9,091,789 9,091,789 – –
Real Estate Services 1,194,502 1,194,502 – –
Retail REITs 20,196,402 20,196,402 – –
Self-Storage REITs 7,367,480 7,367,480 – –
Single-Family Residential REITs 5,568,798 5,568,798 – –
Telecom Tower REITs 12,259,669 12,259,669 – –
Timber REITs 1,639,864 1,639,864 – –
Short-Term Investments 380,880 281,119 99,761 –
Subtotal Investments in Securities $132,126,762 $132,027,001 $99,761 $–
Total Investments at Value $132,126,762
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 15,107 15,107 – –
Total Liability Derivatives $15,107 $15,107 $– $–
The following table presents Real Estate Securities Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling
$99,761 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 26 June 2026 $ 869,304 ( $ 15,107)
Total Futures Long Contracts $ 869,304 ( $ 15,107)
Total Futures Contracts $ 869,304 ($15,107)

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income 100.1% Value
Asset-Backed Securities  12.1%
ACHV ABS Trust
$ 108,125
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 108,459
371,436
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
372,702
Affirm Master Trust
2,500,000
4.990%,  2/15/2033, Ser.
2025-1A, Class A
a
2,515,142
Annisa CLO, Ltd.
931,012
5.168%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
931,016
Avis Budget Rental Car Funding
AESOP, LLC
810,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
815,438
3,550,000
4.400%,  2/20/2032, Ser.
2025-4A, Class A
a
3,500,552
Carlyle Global Market Strategies
CLO, Ltd.
2,100,000
4.868%,  (TSFR3M +
1.200%), 1/20/2032, Ser.
2015-5A, Class A2R4
a,b
2,098,148
CarVal CLO I, Ltd.
2,800,000
5.521%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
2,801,814
CarVal CLO III, Ltd.
3,000,000
5.068%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
2,985,534
Chenango Park CLO, Ltd.
2,180,000
5.472%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
2,181,465
Commonbond Student Loan Trust
105,956
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
101,804
152,295
4.293%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
150,949
Dryden 61 CLO, Ltd.
1,750,000
5.248%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
1,749,485
Dryden 72 CLO, Ltd.
1,100,000
5.303%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,100,165
Education Funding Trust
609,480
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
584,160
Enterprise Fleet Financing, LLC
1,500,000
4.700%,  6/20/2031, Ser.
2024-4, Class A4
a
1,512,885
Foundation Finance Trust
540,882
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
515,978
1,342,913
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
1,392,771
Hertz Vehicle Financing III, LLC
487,500
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
488,415
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Asset-Backed Securities  12.1% - continued
$ 950,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
$ 963,298
2,355,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
2,372,489
1,350,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
1,359,031
HOMES Trust
2,388,978
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,c
2,376,195
601,088
5.053%,  9/25/2070, Ser.
2026-NQM1, Class A2
a,c
594,557
KKR Static CLO I, Ltd.
584,366
4.648%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
584,159
1,500,000
5.118%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
1,495,710
Lendbuzz Securitization Trust
1,030,091
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
1,032,471
M&T Bank Auto Receivables Trust
1,000,000
4.890%,  7/15/2032, Ser.
2025-1A, Class A4
a
1,013,944
Madison Park Funding XXIV, Ltd.
27,239
5.218%,  (TSFR3M +
1.550%), 10/20/2029, Ser.
2016-24A, Class BR2
a,b
27,239
Madison Park Funding XXXIX, Ltd.
2,500,000
5.419%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
2,500,693
Marathon CLO, Ltd.
2,250,000
5.222%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
2,232,995
National Collegiate Trust
283,544
4.083%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
277,998
Navient Student Loan Trust
1,057,281
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,032,429
Neuberger Berman Loan Advisers
CLO 35, Ltd.
2,043,316
4.718%,  (TSFR3M +
1.050%), 1/19/2033, Ser.
2019-35A, Class ARR
a,b
2,042,165
OneMain Financial Issuance Trust
2,092,605
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
2,063,952
OZLM XIV, Ltd.
2,000,000
5.512%,  (TSFR3M +
1.840%), 1/15/2038, Ser.
2015-14A, Class A2R3
a,b
2,000,352
Pagaya AI Debt Grantor Trust
407,945
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
408,982
1,032,564
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
1,035,910
1,362,555
5.365%,  12/15/2032, Ser.
2025-3, Class A2
a
1,369,323
1,799,834
4.497%,  4/15/2033, Ser.
2025-6, Class A2
a
1,793,530

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Asset-Backed Securities  12.1% - continued
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
$ 1,199,098
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
$ 1,200,924
Palmer Square Loan Funding, Ltd.
1,450,000
5.110%,  (TSFR3M +
1.450%), 8/8/2032, Ser. 2024-
3A, Class BR
a,b
1,447,405
900,000
4.480%,  (TSFR3M +
0.820%), 10/15/2032, Ser.
2024-1A, Class A1R
a,b
899,515
1,250,000
4.810%,  (TSFR3M +
1.150%), 10/15/2032, Ser.
2024-1A, Class A2R
a,b
1,248,515
2,000,000
4.819%,  (TSFR3M +
1.150%), 1/15/2033, Ser.
2024-2A, Class A2R
a,b
1,999,362
2,000,000
4.853%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
1,982,636
2,250,000
5.072%,  (TSFR3M +
1.400%), 7/15/2033, Ser.
2025-2A, Class A2
a,b
2,243,538
1,500,000
4.660%,  (TSFR3M +
0.950%), 1/15/2034, Ser.
2025-3A, Class A1
a,b
1,498,652
PPM CLO 2, Ltd.
3,750,000
4.809%,  (TSFR3M +
1.150%), 4/16/2037, Ser.
2019-2A, Class AR3
a,b
3,749,959
SoFi Consumer Loan Program
Trust
340,735
4.240%,  8/25/2035, Ser.
2025-4, Class A
a
340,168
Tesla Lease Electric Vehicle
Securitization, LLC
1,592,142
4.370%,  5/21/2029, Ser.
2025-A, Class A4
a
1,593,459
Towd Point Asset Trust
462,336
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
449,648
Trinitas CLO, Ltd.
2,200,000
4.798%,  (TSFR3M +
1.130%), 7/20/2034, Ser.
2021-16A, Class A1R
a,b
2,197,527
Total 75,335,612
Basic Materials  1.0%
Anglo American Capital plc
1,000,000 4.625%,  3/19/2031
a
988,552
Eastman Chemical Company
300,000 5.000%,  8/1/2029 302,752
975,000 4.500%,  2/20/2031 953,326
Georgia-Pacific, LLC
825,000 4.400%,  6/30/2028
a
825,948
Glencore Funding, LLC
1,000,000 6.125%,  10/6/2028
a
1,034,917
International Flavors & Fragrances,
Inc.
196,000 1.832%,  10/15/2027
a
187,993
Mosaic Company
1,250,000 4.350%,  1/15/2029 1,243,384
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Basic Materials  1.0% - continued
SNF Group SACA
$ 500,000 5.626%,  3/31/2031
a
$ 505,900
Total 6,042,772
Capital Goods  3.0%
AGCO Corporation
1,100,000 5.450%,  3/21/2027 1,107,493
Amcor Flexibles North America,
Inc.
1,050,000 4.250%,  3/8/2029 1,040,353
Amrize Finance US, LLC
535,000 4.700%,  4/7/2028 538,160
BAE Systems plc
935,000 5.000%,  3/26/2027
a
941,097
Boeing Company
650,000 6.259%,  5/1/2027 661,222
Deere Funding Canada
Corporation
1,400,000 4.150%,  10/9/2030 1,381,983
General Electric Company
725,000 4.300%,  7/29/2030 723,262
Honeywell Aerospace, Inc.
1,350,000 4.000%,  3/16/2029
a
1,337,394
800,000
4.278%,  (SOFRINDX +
0.630%), 3/16/2029
a,b
796,146
Howmet Aerospace, Inc.
1,100,000 3.000%,  1/15/2029 1,061,139
Ingersoll Rand, Inc.
250,000 5.400%,  8/14/2028 255,698
Jacobs Solutions, Inc.
1,150,000 4.750%,  3/3/2031 1,133,903
John Deere Capital Corporation
1,250,000 3.900%,  3/9/2029 1,241,969
Navient Refinance Loan Trust
2,500,000
4.500%,  1/18/2056, Ser.
2026-A, Class A
a
2,471,826
Sonoco Products Company
850,000 4.450%,  9/1/2026 850,480
Spirit AeroSystems, Inc.
1,925,000 4.600%,  6/15/2028 1,925,526
Veralto Corporation
1,100,000 5.500%,  9/18/2026 1,104,583
Total 18,572,234
Collateralized Mortgage Obligations  15.0%
A&D Mortgage Trust
1,827,667
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,c
1,833,880
1,295,516
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,296,646
ACRA Trust
1,660,367
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
1,663,465
Archwest Mortgage Trust
1,278,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,c
1,275,251
2,125,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,c
2,127,324
Banc of America Funding Trust
64,188
6.240%,  1/25/2035, Ser.
2004-D, Class 4A1
b
65,280
396,324
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 394,454

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Collateralized Mortgage Obligations  15.0% -
continued
Bear Stearns ARM Trust
$ 68,380
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
$ 66,184
Bellemeade Re, Ltd.
644,658
5.212%,  (SOFR30A +
1.550%), 10/25/2035, Ser.
2025-1, Class M1A
a,b
644,673
BRAVO Residential Funding Trust
1,731,248
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,c
1,718,298
CFST Mortgage Trust
800,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
806,119
Chase Home Lending Mortgage
Trust
1,757,282
5.500%,  10/25/2055, Ser.
2024-10, Class A3
a,b
1,752,957
CHNGE Mortgage Trust
1,200,236
4.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,156,130
759,134
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
757,117
1,767,728
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,734,654
1,253,964
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
1,251,324
816,394
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
816,413
Citigroup Mortgage Loan Trust,
Inc.
388,798
4.930%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
375,947
COLT Mortgage Loan Trust
1,467,406
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,c
1,470,205
1,465,640
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,330,363
Countrywide Alternative Loan Trust
127,899
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 79,156
134,531
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 105,246
Credit Suisse Mortgage Capital
Certificates
2,209,046
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
1,951,823
Cross Mortgage Trust
2,460,284
4.699%,  2/25/2061, Ser.
2026-NQM1, Class A1
a,b
2,434,692
2,135,384
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
a,c
2,114,948
Deephaven Residential Mortgage
Trust
1,678,318
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,549,613
1,731,589
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
1,535,796
Federal Home Loan Mortgage
Corporation - REMIC
147,873
5.500%,  7/25/2049, Ser.
5417, Class D 148,014
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Collateralized Mortgage Obligations  15.0% -
continued
Federal National Mortgage
Association - REMIC
$ 2,156,477
5.000%,  6/25/2051, Ser.
2025-69, Class E $ 2,163,552
971,131
4.000%,  7/25/2053, Ser.
2024-76, Class DA 960,260
Flagstar Mortgage Trust
1,166,937
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,057,247
GCAT Trust
1,229,781
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,126,803
822,556
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
822,936
GMAC Mortgage Corporation
Loan Trust
23,996
4.288%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
10,965
GS Mortgage-Backed Securities
Trust
1,657,499
5.038%,  1/25/2066, Ser.
2025-DSC2, Class A1
a,c
1,652,665
1,237,574
5.000%,  4/25/2056, Ser.
2025-PJ10, Class A5
a,b
1,227,698
174,530
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
165,898
GSAA Home Equity Trust
78,937
5.743%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
146,308
844,141
4.027%,  8/25/2034, Ser.
2004-10, Class M2
b
781,169
J.P. Morgan Alternative Loan Trust
454,172
4.813%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
336,893
J.P. Morgan Mortgage Trust
384,422
4.938%,  6/25/2056, Ser.
2025-12MPR, Class A1B
a,c
383,233
LHOME Mortgage Trust
2,000,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,c
2,001,649
MFA Trust
1,870,532
5.229%,  8/25/2070, Ser.
2025-NQM4, Class A1
a,b
1,866,404
827,819
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,c
828,840
1,529,955
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
1,503,171
Morgan Stanley Residential
Mortgage Loan Trust
2,950,000
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,c
2,941,513
1,013,570
5.530%,  5/25/2070, Ser.
2025-NQM3, Class A1
a,b
1,016,328
1,857,963
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,c
1,856,428
1,255,240
5.216%,  9/25/2070, Ser.
2025-NQM8, Class A2
a,c
1,250,038
1,453,221
4.809%,  12/25/2070, Ser.
2026-NQM1, Class A1
a,b
1,439,559

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Collateralized Mortgage Obligations  15.0% -
continued
NYMT Loan Trust
$ 1,106,922
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
$ 1,109,375
1,471,660
5.254%,  10/25/2060, Ser.
2025-INV2, Class A2
a,c
1,463,508
1,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
1,506,182
OBX Trust
654,019
5.396%,  7/27/2065, Ser.
2025-NQM15, Class A2
a,c
654,608
984,330
4.818%,  12/1/2065, Ser.
2026-NQM2, Class A1
a,b
976,717
Palisades Mortgage Loan Trust
136,063
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
135,971
PRET Trust
1,814,013
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,c
1,759,701
PRET, LLC
2,174,191
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,c
2,157,079
635,419
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c
636,015
PRPM Trust
1,400,000
5.206%,  1/25/2056, Ser.
2026-RCF1, Class A2
a,c
1,396,852
PRPM, LLC
1,545,959
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
1,525,667
844,538
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
845,159
2,251,351
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,c
2,246,660
915,587
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,c
911,453
RCO IX Mortgage, LLC
1,639,848
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,c
1,638,566
Roc Mortgage Trust
1,500,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
1,502,087
2,000,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,c
2,004,879
SG Residential Mortgage Trust
1,740,062
4.782%,  1/25/2066, Ser.
2026-1, Class A1
a,b
1,723,612
Terwin Mortgage Trust
350,763
5.293%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
350,771
Toorak Mortgage Trust
2,157,825
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,c
2,159,242
1,200,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,c
1,204,228
TRK Trust
1,580,235
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
1,476,025
1,036,677
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
941,429
Verus Securitization Trust
1,029,912
5.623%,  5/25/2070, Ser.
2025-3, Class A1
a,c
1,037,381
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Collateralized Mortgage Obligations  15.0% -
continued
$ 2,376,596
5.580%,  6/25/2070, Ser.
2025-5, Class A2
a,c
$ 2,380,058
964,962
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
860,741
VOLT CII, LLC
230,270
5.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a
230,253
Total 92,829,748
Commercial Mortgage-Backed Securities  3.1%
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,965,785
2,000,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class A
a
1,904,409
BANK
1,063,957
3.623%,  4/15/2052, Ser.
2019-BN17, Class ASB 1,052,870
500,000
4.467%,  8/15/2061, Ser.
2018-BN13, Class AS
b
492,564
Benchmark Mortgage Trust
1,775,000
5.075%,  9/15/2058, Ser.
2025-V17, Class A3 1,797,459
Home Partners of America Trust
2,014,624
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
1,980,752
Progress Residential Trust
2,358,469
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
2,338,527
2,250,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
2,107,045
Tricon Residential Trust
3,250,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
3,224,883
1,196,212
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
1,187,290
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,254,683
Total 19,306,267
Communications Services  2.9%
American Tower Corporation
500,000 1.450%,  9/15/2026 493,482
1,200,000 5.500%,  3/15/2028 1,220,925
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,250,000 4.750%,  3/1/2030
a
1,186,093
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,250,000 4.200%,  3/15/2028 1,239,083
1,025,000 6.100%,  6/1/2029 1,061,747
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 743,584
750,000 4.900%,  9/1/2029 754,165
Discovery Global Holdings, Inc.
569,000 3.755%,  3/15/2027 562,024
Meta Platforms, Inc.
1,900,000 4.200%,  11/15/2030 1,881,564
Orange SA
550,000 4.000%,  1/13/2029
a
544,493

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Communications Services  2.9% - continued
Rogers Communications, Inc.
$ 1,100,000 5.000%,  2/15/2029 $ 1,111,347
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 2,928,745
T-Mobile USA, Inc.
1,875,000 4.850%,  1/15/2029 1,896,721
Walt Disney Company
1,250,000 3.750%,  3/14/2029 1,235,754
1,075,000 4.000%,  3/14/2031 1,058,418
Total 17,918,145
Consumer Cyclical  5.5%
Amazon.com, Inc.
1,400,000 3.900%,  11/20/2028 1,394,016
500,000 4.000%,  3/13/2029 497,473
American Honda Finance
Corporation
1,000,000 4.900%,  7/9/2027 1,004,566
500,000 4.450%,  10/22/2027 499,291
1,200,000 5.650%,  11/15/2028 1,229,258
Daimler Truck Finance North
America, LLC
725,000 4.300%,  8/12/2027
a
723,604
Darden Restaurants, Inc.
1,000,000 4.350%,  10/15/2027 997,678
Denso Corporation
1,250,000 4.282%,  9/17/2030
a
1,238,264
Ford Motor Credit Company, LLC
600,000 5.125%,  11/5/2026 601,240
1,125,000 5.800%,  3/5/2027 1,131,204
1,500,000 5.113%,  5/3/2029 1,485,748
General Motors Company
850,000 5.350%,  4/15/2028 862,108
General Motors Financial
Company, Inc.
550,000 5.400%,  5/8/2027 554,843
1,100,000 5.350%,  7/15/2027 1,110,412
1,100,000 5.050%,  4/4/2028 1,109,549
1,000,000 5.800%,  1/7/2029 1,029,191
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027 1,664,450
Hyundai Capital America
750,000 1.650%,  9/17/2026
a
740,346
1,100,000 5.300%,  3/19/2027
a
1,108,400
1,275,000 4.875%,  6/23/2027
a
1,280,132
Las Vegas Sands Corporation
935,000 5.900%,  6/1/2027 947,153
950,000 5.625%,  6/15/2028 962,371
McDonald's Corporation
700,000 4.800%,  8/14/2028 708,571
1,125,000 5.000%,  5/17/2029 1,150,541
Royal Caribbean Cruises, Ltd.
1,800,000 5.500%,  4/1/2028
a
1,820,347
Stellantis Finance US, Inc.
1,750,000 5.350%,  3/17/2028
a
1,762,426
Stellantis Financial Services US
Corporation
425,000 5.400%,  9/15/2030
a
417,325
Toyota Motor Credit Corporation
750,000 4.650%,  1/5/2029 757,572
1,000,000 4.050%,  3/13/2029 993,999
640,000 4.950%,  1/9/2030 650,379
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Consumer Cyclical  5.5% - continued
Uber Technologies, Inc.
$ 1,400,000 4.150%,  1/15/2031 $ 1,368,912
Volkswagen Group of America
Finance, LLC
1,100,000 5.300%,  3/22/2027
a
1,109,097
1,250,000 4.450%,  9/11/2027
a
1,246,337
Total 34,156,803
Consumer Non-Cyclical  6.2%
Abbott Laboratories
900,000 3.700%,  3/9/2029 889,296
975,000 4.000%,  3/15/2031 959,554
AbbVie, Inc.
1,050,000 4.125%,  3/15/2031 1,034,763
Altria Group, Inc.
365,000 4.875%,  2/4/2028 368,017
1,100,000 6.200%,  11/1/2028 1,147,290
Amgen, Inc.
825,000 5.150%,  3/2/2028 837,090
BAT International Finance plc
1,100,000 5.931%,  2/2/2029 1,141,123
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,255,977
Bunge, Ltd. Finance Corporation
1,300,000 4.100%,  1/7/2028 1,294,076
1,000,000 3.200%,  4/21/2031 932,696
Cargill, Inc.
600,000 4.125%,  10/23/2030
a
591,308
Cencora, Inc.
900,000 3.950%,  2/13/2029 887,478
1,075,000 4.250%,  11/15/2030 1,055,356
Cigna Group
1,425,000 4.500%,  9/15/2030 1,420,191
Conagra Brands, Inc.
1,250,000 4.850%,  11/1/2028 1,251,240
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
250,000 5.600%,  1/15/2031
a
242,009
CVS Health Corporation
1,500,000 5.400%,  6/1/2029 1,535,595
General Mills, Inc.
1,100,000 5.500%,  10/17/2028 1,127,621
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,089,244
Hasbro, Inc.
425,000 4.650%,  3/12/2031 419,696
HCA, Inc.
1,400,000 5.000%,  3/1/2028 1,413,729
Illumina, Inc.
500,000 4.650%,  9/9/2026 500,061
Imperial Brands Finance plc
825,000 4.500%,  6/30/2028
a
825,608
Keurig Dr Pepper, Inc.
1,500,000 5.100%,  3/15/2027 1,505,815
Kraft Heinz Foods Company
1,500,000 3.000%,  6/1/2026 1,496,356
Mars, Inc.
900,000 4.600%,  3/1/2028
a
905,424
Novartis Capital Corporation
650,000 4.400%,  3/18/2031 649,860

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Consumer Non-Cyclical  6.2% - continued
Pfizer Investment Enterprises,
Private Ltd.
$ 1,100,000 4.450%,  5/19/2028 $ 1,106,529
Philip Morris International, Inc.
900,000 4.125%,  4/28/2028 898,508
375,000 4.875%,  2/13/2029 380,585
Roche Holdings, Inc.
1,750,000 4.075%,  12/2/2030
a
1,728,375
Royalty Pharma plc
1,775,000 4.450%,  3/25/2031 1,751,500
Sanofi SA
1,250,000 3.800%,  11/3/2028 1,241,310
Stryker Corporation
1,100,000 4.700%,  2/10/2028 1,109,432
Thermo Fisher Scientific, Inc.
2,150,000 4.215%,  2/12/2031 2,127,412
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,630,284
Total 38,750,408
Energy  3.4%
APA Corporation
1,100,000 4.375%,  10/15/2028 1,105,250
BP Capital Markets America, Inc.
550,000 4.699%,  4/10/2029 556,489
Cheniere Energy Partners, LP
2,000,000 4.500%,  10/1/2029 1,991,252
Columbia Pipelines Holding
Company, LLC
925,000 6.055%,  8/15/2026
a
929,201
740,000 6.042%,  8/15/2028
a
764,045
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,607,302
Diamondback Energy, Inc.
750,000 5.200%,  4/18/2027 755,904
Energy Transfer, LP
750,000 6.050%,  12/1/2026 756,904
1,100,000 5.250%,  7/1/2029 1,124,057
EOG Resources, Inc.
365,000 4.400%,  7/15/2028 366,119
Helmerich & Payne, Inc.
1,300,000 4.650%,  12/1/2027 1,301,283
Kinder Morgan, Inc.
700,000 5.100%,  8/1/2029 714,248
1,050,000 5.150%,  6/1/2030 1,074,294
National Fuel Gas Company
900,000 5.500%,  3/15/2030 920,660
ONEOK, Inc.
500,000 5.550%,  11/1/2026 502,898
1,000,000 4.250%,  9/24/2027 997,407
500,000 5.650%,  11/1/2028 513,342
Phillips 66 Company
800,000 4.950%,  12/1/2027 807,603
Repsol E&P Capital Markets US,
LLC
525,000 4.805%,  9/16/2028
a
527,188
Schlumberger Holdings
Corporation
525,000 5.000%,  5/29/2027
a
528,670
Shell Finance US, Inc.
750,000 4.125%,  11/6/2030 742,641
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Energy  3.4% - continued
South Bow USA Infrastructure
Holdings, LLC
$ 700,000 4.911%,  9/1/2027 $ 702,813
Williams Companies, Inc.
1,100,000 4.625%,  6/30/2030 1,099,001
Total 21,388,571
Financials  32.4%
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,b
1,109,354
AEGON Funding Company, LLC
1,125,000 5.500%,  4/16/2027
a,e
1,134,894
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
250,000 2.450%,  10/29/2026 247,246
900,000 6.100%,  1/15/2027 909,799
665,000 6.450%,  4/15/2027 677,518
850,000 4.125%,  2/28/2029 838,502
1,075,000 4.625%,  9/10/2029 1,072,877
Ally Financial, Inc.
600,000 5.737%,  5/15/2029
b
609,357
American Express Company
1,250,000 5.098%,  2/16/2028
b
1,256,807
500,000 5.043%,  7/26/2028
b
504,304
1,100,000 4.731%,  4/25/2029
b
1,106,953
365,000 5.085%,  1/30/2031
b
371,174
American Homes 4 Rent, LP
425,000 4.950%,  6/15/2030 426,554
American International Group, Inc.
750,000 4.850%,  5/7/2030 757,535
ANZ New Zealand International,
Ltd./London
750,000 4.000%,  1/22/2029
a
743,722
Apollo Debt Solutions BDC
1,370,000 6.900%,  4/13/2029 1,401,772
Ares Capital Corporation
800,000 2.150%,  7/15/2026 793,381
Ares Strategic Income Fund
600,000 5.700%,  3/15/2028 599,069
875,000 5.600%,  2/15/2030 851,417
Arthur J. Gallagher & Company
450,000 4.600%,  12/15/2027 451,235
450,000 4.850%,  12/15/2029 454,807
Associated Banc-Corp
700,000 6.455%,  8/29/2030
b
716,471
Atlas Warehouse Lending
Company, LP
1,575,000 4.625%,  11/15/2028
a
1,551,165
AvalonBay Communities, Inc.
1,250,000 4.350%,  12/1/2030 1,236,433
Aviation Capital Group, LLC
725,000 4.750%,  4/14/2027
a
725,808
1,100,000 4.800%,  10/24/2030
a
1,087,296
Avolon Holdings Funding, Ltd.
600,000 4.950%,  1/15/2028
a
601,975
1,050,000 5.375%,  5/30/2030
a
1,061,449
Banco Bilbao Vizcaya Argentaria
SA
800,000 4.150%,  3/3/2029 790,683
Banco Santander SA
600,000 4.175%,  3/24/2028
b
597,357
1,000,000 5.365%,  7/15/2028
b
1,010,787
600,000 4.551%,  11/6/2030 591,405

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Financials  32.4% - continued
Bank of America Corporation
$ 1,500,000 1.734%,  7/22/2027
b
$ 1,487,468
Bank of Montreal
750,000 4.567%,  9/10/2027
b
750,726
Bank of New York Mellon
Corporation
750,000 6.317%,  10/25/2029
b
785,238
650,000 4.026%,  1/22/2030
b
643,493
1,200,000 5.625%,  3/20/2031
b,e,f
1,175,172
Bank of New Zealand
1,800,000 4.846%,  2/7/2028
a
1,818,403
Bank of Nova Scotia
1,000,000 4.404%,  9/8/2028
b
998,924
1,050,000 4.043%,  9/15/2028
b
1,043,313
550,000 4.247%,  2/2/2030
b
544,987
Banque Federative du Credit
Mutuel SA
1,500,000 4.541%,  1/15/2031
a
1,479,251
Barclays plc
500,000 2.279%,  11/24/2027
b
492,447
550,000 5.674%,  3/12/2028
b
555,179
850,000 4.837%,  9/10/2028
b
853,270
1,100,000 5.086%,  2/25/2029
b
1,109,001
1,100,000 4.219%,  5/24/2030
b
1,082,942
Blackstone Private Credit Fund
600,000 4.950%,  9/26/2027 592,502
1,050,000 5.050%,  9/10/2030 989,943
Blackstone Reg Finance
Company, LLC
600,000 4.300%,  11/3/2030 590,564
Blackstone Secured Lending Fund
900,000 5.350%,  4/13/2028 893,204
1,000,000 5.125%,  1/31/2031 957,682
Blue Owl Capital Corporation II
750,000 8.450%,  11/15/2026 759,811
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 642,652
1,100,000 6.600%,  9/15/2029 1,095,821
Blue Owl Technology Finance
Corporation
1,800,000 3.750%,  6/17/2026
a
1,791,002
1,025,000 6.750%,  4/4/2029
e
1,008,697
BNP Paribas SA
825,000 4.792%,  5/9/2029
a,b
827,933
850,000 5.176%,  1/9/2030
a,b
863,094
Brown & Brown, Inc.
725,000 4.600%,  12/23/2026 727,141
CaixaBank SA
1,100,000 4.634%,  7/3/2029
a,b
1,101,815
Canadian Imperial Bank of
Commerce
1,100,000 4.857%,  3/30/2029
b
1,108,800
1,100,000 4.283%,  1/29/2030
b
1,092,587
Capital One Financial Corporation
1,050,000 4.493%,  9/11/2031
b
1,030,958
Capital One NA
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,316,257
Centene Corporation
1,085,000 4.250%,  12/15/2027 1,065,811
1,200,000 4.625%,  12/15/2029 1,139,139
Charles Schwab Corporation
1,250,000 4.000%,  6/1/2026
b,f
1,241,496
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Financials  32.4% - continued
$ 1,500,000 4.343%,  11/14/2031
b
$ 1,483,307
Citadel Finance, LLC
600,000 4.750%,  2/14/2029
a
587,871
Citadel Securities Global Holdings,
LLC
365,000 5.500%,  6/18/2030
a
370,813
Citadel, LP
1,450,000 6.000%,  1/23/2030
a
1,492,699
Citibank NA
850,000 4.876%,  11/19/2027
b
852,757
Citigroup, Inc.
1,025,000 4.643%,  5/7/2028
b
1,026,696
650,000 5.174%,  2/13/2030
b
660,020
1,400,000 4.503%,  9/11/2031
b
1,384,088
Citizens Bank NA/Providence, RI
750,000 4.192%,  1/29/2029
b
745,292
Citizens Financial Group, Inc.
900,000 5.253%,  3/5/2031
b
910,721
Commonwealth Bank of Australia/
New York, NY
1,050,000 4.150%,  10/1/2030 1,041,004
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 990,933
Corebridge Global Funding
1,425,000 4.650%,  8/20/2027
a
1,426,083
Cousins Properties, LP
1,000,000 5.250%,  7/15/2030 1,013,152
Credit Agricole SA
1,000,000 4.631%,  9/11/2028
a,b
999,710
550,000 5.230%,  1/9/2029
a,b
556,019
725,000 6.316%,  10/3/2029
a,b
754,741
Credit Suisse Group AG
990,000 7.500%,  N/A
*,g
237,600
Deutsche Bank AG/New York, NY
700,000 4.999%,  9/11/2030
b
703,297
800,000 4.950%,  8/4/2031
b
796,987
DNB Bank ASA
1,000,000 4.832%,  3/30/2032
a,b
997,617
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,550,000 5.950%,  9/17/2030
a
1,455,457
EPR Properties
1,875,000 4.950%,  4/15/2028 1,872,493
F&G Global Funding
700,000 4.650%,  9/8/2028
a
691,204
First Horizon Bank
1,480,000 5.750%,  5/1/2030 1,502,006
First-Citizens Bank & Trust
Company
1,200,000 6.125%,  3/9/2028 1,230,244
Fortitude Group Holdings, LLC
1,400,000 6.250%,  4/1/2030
a
1,425,707
Franklin BSP Capital Corporation
1,000,000 6.000%,  10/2/2030
a
952,597
GATX Corporation
750,000 5.400%,  3/15/2027 755,496
Goldman Sachs BDC, Inc.
550,000 6.375%,  3/11/2027 552,750
Goldman Sachs Group, Inc.
1,250,000 3.615%,  3/15/2028
b
1,240,037
1,100,000 4.482%,  8/23/2028
b
1,099,979

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Financials  32.4% - continued
$ 1,600,000 4.148%,  1/21/2029
b
$ 1,590,127
950,000 4.153%,  10/21/2029
b
941,135
1,100,000 6.484%,  10/24/2029
b
1,150,759
650,000 5.218%,  4/23/2031
b
660,962
Goldman Sachs Private Credit
Corporation
250,000 5.050%,  2/23/2028
a
246,185
450,000 5.875%,  5/6/2028
a,e
448,820
Healthcare Realty Holdings, LP
625,000 3.100%,  2/15/2030 588,263
Highwoods Realty, LP
1,059,000 4.200%,  4/15/2029 1,029,737
Host Hotels & Resorts, LP
650,000 4.250%,  12/15/2028 642,297
HPS Corporate Lending Fund
825,000 5.300%,  6/5/2027
a
820,855
950,000 4.900%,  9/11/2028
a
925,484
HSBC Holdings plc
850,000 5.130%,  11/19/2028
b
856,197
750,000 4.899%,  3/3/2029
b
754,097
1,050,000 4.398%,  3/10/2030
b
1,042,213
HSBC USA, Inc.
1,475,000 4.650%,  6/3/2028 1,484,186
Huntington Bank Auto Credit-
Linked Notes
121,001
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
121,938
ING Groep NV
1,250,000 1.726%,  4/1/2027
b
1,250,000
1,000,000 4.017%,  3/28/2028
b
995,361
1,100,000 4.858%,  3/25/2029
b
1,106,891
JPMorgan Chase & Company
1,000,000 3.650%,  6/1/2026
b,f
995,413
1,150,000 5.571%,  4/22/2028
b
1,164,041
1,250,000 4.979%,  7/22/2028
b
1,258,402
800,000 4.851%,  7/25/2028
b
803,937
1,300,000 4.255%,  10/22/2031
b
1,279,694
1,250,000 4.347%,  1/22/2032
b
1,232,359
KeyCorp
1,500,000 5.121%,  4/4/2031
b
1,514,797
KeyCorp Capital I
1,250,000
4.693%,  (TSFR3M +
1.002%), 7/1/2028
b
1,227,873
Lincoln Financial Global Funding
500,000 5.300%,  1/13/2030
a
507,272
Lloyds Banking Group plc
550,000 5.985%,  8/7/2027
b
552,625
1,125,000 5.462%,  1/5/2028
b
1,133,299
1,000,000 3.750%,  3/18/2028
b
993,371
600,000 5.087%,  11/26/2028
b
605,471
LPL Holdings, Inc.
900,000 5.200%,  3/15/2030
e
906,595
M&T Bank Corporation
750,000 3.500%,  9/1/2026
b,f
726,089
Macquarie AirFinance Holdings,
Ltd.
1,035,000 6.400%,  3/26/2029
a
1,072,386
700,000 5.150%,  3/17/2030
a
696,420
MassMutual Global Funding II
1,100,000 4.850%,  1/17/2029
a
1,114,289
Met Tower Global Funding
1,000,000 4.000%,  10/1/2027
a
995,550
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Financials  32.4% - continued
Metropolitan Life Global Funding I
$ 1,100,000 5.400%,  9/12/2028
a
$ 1,126,130
Mitsubishi UFJ Financial Group,
Inc.
1,075,000 4.527%,  9/12/2031
b
1,064,902
Mizuho Financial Group, Inc.
1,275,000 4.711%,  7/8/2031
b
1,272,893
Morgan Stanley
1,125,000 5.652%,  4/13/2028
b
1,138,445
2,000,000 5.164%,  4/20/2029
b
2,023,036
465,000 5.449%,  7/20/2029
b
473,291
1,300,000 4.133%,  10/18/2029
b
1,284,918
Morgan Stanley Bank NA
1,100,000 5.016%,  1/12/2029
b
1,111,773
Morgan Stanley Direct Lending
Fund
1,425,000 6.150%,  5/17/2029 1,433,160
National Bank of Canada
850,000 4.166%,  1/20/2029
b
845,384
NatWest Markets plc
1,250,000 4.174%,  11/6/2028
a
1,241,104
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,113,624
500,000 5.000%,  6/6/2029
a,e
508,200
Nippon Life Insurance Company
1,700,000 4.748%,  4/2/2031
a,h
1,704,254
Nomura Holdings, Inc.
750,000 2.329%,  1/22/2027 737,450
1,300,000 5.594%,  7/2/2027 1,315,882
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,112,266
Omega Healthcare Investors, Inc.
750,000 5.200%,  7/1/2030 753,046
Pinnacle Bank/Nashville, TN
1,845,000 5.625%,  2/15/2028 1,865,683
PNC Bank NA
1,100,000 4.429%,  7/21/2028
b
1,099,580
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
b,f
1,476,289
750,000 6.615%,  10/20/2027
b
758,633
925,000 5.582%,  6/12/2029
b
947,872
Principal Life Global Funding II
1,000,000 4.800%,  1/9/2028
a
1,006,179
Prudential Financial, Inc.
1,700,000 4.500%,  9/15/2047
b
1,658,192
Regions Financial Corporation
300,000 5.722%,  6/6/2030
b
307,663
RGA Global Funding
1,500,000 5.448%,  5/24/2029
a
1,536,505
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
1,300,000 3.625%,  3/1/2029
a
1,231,090
Royal Bank of Canada
1,000,000 4.510%,  10/18/2027
b
1,000,567
950,000 3.995%,  11/3/2028
b
943,202
1,075,000 4.498%,  8/6/2029
b
1,074,998
Santander Holdings USA, Inc.
750,000 2.490%,  1/6/2028
b
737,296
750,000 5.473%,  3/20/2029
b
760,438

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Financials  32.4% - continued
Skandinaviska Enskilda Banken
AB
$ 1,750,000 4.500%,  9/3/2030
a
$ 1,739,401
Societe Generale SA
850,000 5.250%,  2/19/2027
a
855,280
1,000,000 5.500%,  4/13/2029
a,b
1,014,939
Standard Chartered plc
1,000,000 2.608%,  1/12/2028
a,b
985,152
750,000 5.688%,  5/14/2028
a,b
758,871
900,000 5.545%,  1/21/2029
a,b
913,281
State Street Corporation
1,300,000 5.684%,  11/21/2029
b
1,344,908
Sumitomo Mitsui Financial Group,
Inc.
1,100,000 5.716%,  9/14/2028 1,130,909
Swedbank AB
1,300,000 4.898%,  3/30/2031
a
1,305,134
Takeoff Merger Sub, Inc.
1,350,000 4.500%,  3/24/2029
a
1,341,312
Toronto-Dominion Bank
1,450,000 4.861%,  1/31/2028 1,461,668
500,000 4.109%,  10/13/2028 497,311
TPG Operating Group II, LP
1,164,000 4.875%,  5/15/2031 1,141,624
Truist Bank
1,500,000 4.420%,  7/24/2028
b
1,499,922
Truist Financial Corporation
1,275,000 5.071%,  5/20/2031
b
1,288,899
750,000 4.597%,  1/27/2032
b
742,008
U.S. Bancorp
1,000,000 6.787%,  10/26/2027
b
1,013,315
500,000 4.548%,  7/22/2028
b
500,449
550,000 5.384%,  1/23/2030
b
563,256
1,000,000 5.100%,  7/23/2030
b
1,017,633
750,000 5.046%,  2/12/2031
b
760,926
UBS Group AG
1,100,000 6.327%,  12/22/2027
a,b
1,114,594
875,000 6.850%,  9/10/2029
a,b,f
867,151
1,300,000 5.428%,  2/8/2030
a,b
1,328,055
USB Realty Corporation
95,000
5.081%,  (TSFR3M +
1.409%), 1/15/2027
a,b,f
83,374
Voya Global Funding
900,000 4.600%,  11/24/2030
a
886,407
Wells Fargo & Company
850,000 3.526%,  3/24/2028
b
842,988
1,000,000 5.707%,  4/22/2028
b
1,012,899
1,750,000 4.970%,  4/23/2029
b
1,765,174
1,100,000 5.574%,  7/25/2029
b
1,125,270
1,050,000 4.078%,  9/15/2029
b
1,038,449
Westpac New Zealand, Ltd.
1,100,000 4.902%,  2/15/2028
a
1,111,401
Zions Bancorp NA
1,150,000 4.704%,  8/18/2028
b
1,139,761
850,000 4.483%,  2/9/2029
b
843,653
Total 200,889,915
Foreign Government  0.4%
Eagle Funding Luxco SARL
875,000 5.500%,  8/17/2030
a
879,594
NBN Company, Ltd.
700,000 4.000%,  10/1/2027
a
697,501
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Foreign Government  0.4% - continued
$ 800,000 4.150%,  9/16/2030
a
$ 790,182
Total 2,367,277
Mortgage-Backed Securities  1.1%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
6,525,000 5.000%,  4/1/2041
h
6,572,646
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
45,962
6.001%,  (RFUCCT1Y +
1.501%), 1/1/2043
b
47,184
Total 6,619,830
Technology  6.1%
Alphabet, Inc.
1,075,000 3.700%,  2/15/2029 1,065,761
1,075,000 4.100%,  2/15/2031 1,067,530
Block, Inc.
1,550,000 5.625%,  8/15/2030
a
1,541,435
Broadcom, Inc.
1,000,000 4.800%,  4/15/2028 1,011,098
1,350,000 5.050%,  7/12/2029 1,377,911
1,275,000 4.200%,  10/15/2030 1,260,184
Dell International, LLC/EMC
Corporation
1,050,000 4.750%,  4/1/2028 1,057,379
Equinix Europe 2 Financing
Corporation, LLC
1,500,000 4.600%,  11/15/2030 1,486,012
Fidelity National Information
Services, Inc.
460,000 4.550%,  3/10/2029 457,831
200,000 4.800%,  3/10/2031 198,430
Fiserv, Inc.
1,100,000 5.150%,  3/15/2027 1,105,309
1,100,000 5.450%,  3/2/2028 1,115,624
1,800,000 4.550%,  2/15/2031 1,762,179
Foundry JV Holdco, LLC
2,000,000 5.500%,  1/25/2031
a
2,042,150
Global Payments, Inc.
700,000 4.550%,  3/15/2028 696,891
Hewlett Packard Enterprise
Company
350,000 4.450%,  9/25/2026 350,287
1,000,000 4.600%,  3/23/2029 999,081
1,400,000 4.400%,  10/15/2030 1,374,552
International Business Machines
Corporation
750,000 4.650%,  2/10/2028 754,637
1,400,000 4.000%,  2/3/2029 1,385,859
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 997,431
Microchip Technology, Inc.
350,000 5.050%,  3/15/2029 355,082
Molex Electronic Technologies,
LLC
950,000 4.750%,  4/30/2028
a
954,053
Oracle Corporation
1,100,000 4.500%,  5/6/2028 1,094,912
900,000 4.800%,  8/3/2028 900,382
1,150,000 4.550%,  2/4/2029 1,135,466
875,000 4.200%,  9/27/2029 847,991

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Technology  6.1% - continued
$ 700,000 4.450%,  9/26/2030 $ 674,577
Paychex, Inc.
325,000 5.100%,  4/15/2030 327,913
PayPal Holdings, Inc.
500,000 4.450%,  3/6/2028 501,057
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,249,174
Qualcomm, Inc.
825,000 4.500%,  5/20/2030 829,811
Roper Technologies, Inc.
1,075,000 4.500%,  10/15/2029 1,068,767
Salesforce, Inc.
1,700,000 4.650%,  3/15/2029 1,703,521
Seagate Data Storage Technology,
Private Ltd.
500,000 4.091%,  6/1/2029
a
483,922
SK Hynix, Inc.
750,000 5.500%,  1/16/2027
a
756,577
Synopsys, Inc.
700,000 4.550%,  4/1/2027 700,475
Verisk Analytics, Inc.
357,000 4.450%,  3/15/2031 351,062
Total 38,042,313
Transportation  1.2%
Air Canada
1,875,000 3.875%,  8/15/2026
a
1,865,654
Delta Air Lines, Inc.
1,100,000 4.950%,  7/10/2028 1,104,049
370,000 5.250%,  7/10/2030 372,435
ERAC USA Finance, LLC
750,000 5.000%,  2/15/2029
a
762,072
FedEx Freight Holding Company,
Inc.
1,850,000 4.650%,  3/15/2031
a
1,818,300
Ryder System, Inc.
925,000 4.850%,  6/15/2030 931,365
United Airlines Holdings, Inc.
500,000 4.875%,  3/1/2029 489,041
Total 7,342,916
U.S. Government & Agencies  3.1%
U.S. Treasury Notes
10,250,000 3.875%,  7/15/2028 10,262,012
8,500,000 4.000%,  10/31/2029 8,533,867
450,000 3.875%,  4/30/2030 449,508
Total 19,245,387
Utilities  3.6%
American Electric Power
Company, Inc.
1,050,000 5.800%,  3/15/2056
b
1,037,206
745,000 5.200%,  1/15/2029 760,294
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,124,382
650,000 4.400%,  1/15/2031 641,526
DTE Energy Company
900,000 4.950%,  7/1/2027 905,821
950,000 5.100%,  3/1/2029 966,005
Duke Energy Carolinas, LLC
1,000,000 4.850%,  3/15/2030 1,018,213
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Utilities  3.6% - continued
Evergy Kansas Central, Inc.
$ 650,000 4.700%,  3/13/2028 $ 652,999
Evergy, Inc.
1,400,000 4.250%,  3/15/2029 1,389,312
Eversource Energy
1,100,000 5.450%,  3/1/2028 1,117,850
Exelon Corporation
725,000 5.150%,  3/15/2028 733,553
Georgia Power Company
1,100,000 4.650%,  5/16/2028 1,108,520
875,000 4.000%,  10/1/2028 869,874
ITC Holdings Corporation
1,300,000 4.875%,  4/15/2031
a,h
1,300,677
National Rural Utilities Cooperative
Finance Corporation
1,100,000 4.750%,  2/7/2028 1,108,143
1,100,000 4.800%,  3/15/2028 1,109,814
Nevada Power Company
725,000 6.250%,  5/15/2055
b
724,717
NextEra Energy Capital Holdings,
Inc.
725,000 4.685%,  9/1/2027 728,498
900,000 5.050%,  3/15/2030 916,673
NiSource, Inc.
750,000 5.750%,  7/15/2056
b
738,589
Southern Company
750,000 3.750%,  9/15/2051
b
742,537
Southern Power Company
400,000 4.250%,  10/1/2030 394,837
Vistra Operations Company, LLC
600,000 5.050%,  12/30/2026
a
601,814
WEC Energy Group, Inc.
700,000 4.750%,  1/15/2028 705,122
Xcel Energy, Inc.
1,050,000 4.750%,  3/21/2028 1,055,389
Total 22,452,365
Total Long-Term Fixed Income
(cost $621,843,532) 621,260,563
Shares
Collateral Held for Securities
Loaned 0.6% Value
3,536,655 Thrivent Cash Management Trust 3,536,655
Total Collateral Held for
Securities Loaned
(cost $3,536,655) 3,536,655
Shares Preferred Stock 0.3% Value
Financials  0.3%
66,000 Citigroup Capital XIII, 10.299%
b
1,937,100
Total 1,937,100
Total Preferred Stock
(cost $1,821,600) 1,937,100
Shares or
Principal
Amount Short-Term Investments 0.3% Value
Federal Home Loan Bank Discount
Notes
200,000 3.600%, 4/29/2026
i,j
199,421
200,000 3.600%, 5/29/2026
i,j
198,817

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  0.3% Value
State Street Institutional U.S.
Government Money Market
Fund
1,189,990 3.602%
i
$ 1,189,990
Total Short-Term Investments
(cost $1,588,269) 1,588,228
Total Investments (cost
$628,790,056) 101.3% $628,322,546
Other Assets and Liabilities, Net
(1.3%) (7,912,819)
Total Net Assets 100.0% $620,409,727
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2026, the value of these investments was $284,345,586 or 45.8%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2026.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Short-
Term Bond Portfolio as of March 31, 2026 was $237,600 or
0.04% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 31, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 990,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Short-Term Bond Portfolio as of March 31, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 3,416,095
Total lending $3,416,095
Gross amount payable upon return of
collateral for securities loaned $3,536,655
Net amounts due to counterparty $120,560
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Short-Term Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 75,335,612 – 75,335,612 –
Basic Materials 6,042,772 – 6,042,772 –
Capital Goods 18,572,234 – 18,572,234 –
Collateralized Mortgage Obligations 92,829,748 – 92,829,748 –
Commercial Mortgage-Backed Securities 19,306,267 – 19,306,267 –
Communications Services 17,918,145 – 17,918,145 –
Consumer Cyclical 34,156,803 – 34,156,803 –
Consumer Non-Cyclical 38,750,408 – 38,750,408 –
Energy 21,388,571 – 21,388,571 –
Financials 200,889,915 – 200,889,915 –
Foreign Government 2,367,277 – 2,367,277 –
Mortgage-Backed Securities 6,619,830 – 6,619,830 –
Technology 38,042,313 – 38,042,313 –
Transportation 7,342,916 – 7,342,916 –
U.S. Government & Agencies 19,245,387 – 19,245,387 –
Utilities 22,452,365 – 22,452,365 –
Preferred Stock
Financials 1,937,100 1,937,100 – –
Short-Term Investments 1,588,228 1,189,990 398,238 –
Subtotal Investments in Securities $624,785,891 $3,127,090 $621,658,801 $–
Other Investments  * Total
Collateral Held for Securities Loaned 3,536,655
Subtotal Other Investments $3,536,655
Total Investments at Value $628,322,546
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Short-Term Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 190,262 190,262 – –
Total Liability Derivatives $190,262 $190,262 $– $–

Short-Term Bond Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Short-Term Bond Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $398,238 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 130 June 2026 $ 27,158,152 ( $ 190,262)
Total Futures Long Contracts $ 27,158,152 ( $ 190,262)
Total Futures Contracts $ 27,158,152 ($190,262)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Short-Term Bond Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $7,612 $17,895 $21,970 $3,537 3,537 0.6%
Total Collateral Held for Securities Loaned 7,612 3,537 0.6
Total Value $7,612 $3,537
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $13
Total Affiliated Income from Securities Loaned, Net $13
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.3% Value
Consumer Discretionary  10.5%
8,342 Boot Barn Holdings, Inc.
a
$ 1,220,935
15,966 Churchill Downs, Inc. 1,434,226
5,617 Installed Building Products, Inc. 1,489,348
50,727 Life Time Group Holdings, Inc.
a
1,366,585
1,477 Murphy USA, Inc. 729,594
15,035 Ollie's Bargain Outlet Holdings,
Inc.
a
1,383,821
13,419 SharkNinja, Inc.
a
1,421,072
8,605 Texas Roadhouse, Inc. 1,421,030
35,935 Universal Technical Institute, Inc.
a
1,297,253
8,922 Wynn Resorts, Ltd. 906,029
Total 12,669,893
Consumer Staples  3.6%
25,901 Chefs' Warehouse, Inc.
a
1,539,814
22,045 Turning Point Brands, Inc. 1,913,286
17,367 Vita Coco Company, Inc.
a
832,053
Total 4,285,153
Energy  2.8%
3,646 Gulfport Energy Corporation
a
771,384
20,299 Matador Resources Company 1,282,491
121,465 Patterson-UTI Energy, Inc. 1,315,466
Total 3,369,341
Financials  6.5%
5,860 Enova International, Inc.
a
795,964
7,369 Houlihan Lokey, Inc. 1,058,336
60,029 Old National Bancorp 1,326,641
26,696 Old Republic International
Corporation 1,065,170
21,888 Stock Yards Bancorp, Inc. 1,450,955
36,386 Triumph Financial, Inc.
a
2,170,789
Total 7,867,855
Health Care  17.8%
14,838 Bio-Techne Corporation 775,434
11,383 BridgeBio Pharma, Inc.
a
845,302
39,064 BrightSpring Health Services, Inc.
a
1,664,517
16,700 Encompass Health Corporation 1,615,391
9,579 GeneDx Holdings Corporation
a
615,163
12,206 Guardant Health, Inc.
a
1,127,468
9,583 ICU Medical, Inc.
a
1,237,645
5,504 iRhythm Holdings, Inc.
a
649,582
5,046 Masimo Corporation
a
897,532
2,623 Medpace Holdings, Inc.
a
1,259,538
11,018 Mirum Pharmaceuticals, Inc.
a
1,017,843
7,918 Neurocrine Biosciences, Inc.
a
1,043,117
2,671 Penumbra, Inc.
a,b
877,076
18,355 RadNet, Inc.
a
1,025,861
6,876 Repligen Corporation
a
810,130
31,375 Twist Bioscience Corporation
a
1,490,940
8,836 UFP Technologies, Inc.
a
1,710,650
28,423 Vericel Corporation
a
914,368
79,688 Waystar Holding Corporation
a
1,921,278
Total 21,498,835
Industrials  29.1%
3,606 Acuity, Inc. 1,010,473
7,954 Advanced Drainage Systems, Inc. 1,090,732
7,809 Applied Industrial Technologies,
Inc. 2,071,884
13,485 Atmus Filtration Technologies, Inc. 765,544
11,802 BWX Technologies, Inc. 2,413,391
13,139 Casella Waste Systems, Inc.
a
1,042,448
Shares Common Stock  96.3% Value
Industrials  29.1% - continued
18,929 CECO Environmental Corporation
a
$ 1,127,790
11,453 Construction Partners, Inc.
a
1,272,657
7,012 CRA International, Inc. 1,135,103
4,522 CSW Industrials, Inc. 1,178,343
19,581 Enerpac Tool Group Corporation 714,119
6,602 EnPro, Inc. 1,654,791
10,295 Federal Signal Corporation 1,113,301
4,182 FTAI Aviation, Ltd. 1,024,590
15,261 Limbach Holdings, Inc.
a
1,191,121
20,207 Mercury Systems, Inc.
a
1,473,292
8,272 Modine Manufacturing Company
a
1,792,625
5,131 Moog, Inc. 1,501,536
47,207 Mueller Water Products, Inc. 1,297,721
93,629 NPK International, Inc.
a
1,356,684
4,006 RBC Bearings, Inc.
a
2,175,739
6,116 Standex International Corporation 1,558,724
3,879 Sterling Construction Company,
Inc.
a
1,579,800
17,893 Transcat, Inc.
a
1,314,241
4,921 WESCO International, Inc. 1,346,484
11,669 Willdan Group, Inc.
a
893,379
Total 35,096,512
Information Technology  21.1%
5,178 Bel Fuse, Inc. 1,025,140
22,101 Cognex Corporation 1,082,728
20,744 DigitalOcean Holdings, Inc.
a
1,779,420
5,214 Fabrinet
a
2,719,205
61,154 GPGI, Inc. 1,045,733
17,545 Guidewire Software, Inc.
a
2,624,030
4,519 InterDigital, Inc. 1,364,738
65,893 JFrog, Ltd.
a
3,092,359
19,194 Lattice Semiconductor
Corporation
a
1,780,435
1,573 Lumentum Holdings, Inc.
a
1,105,442
7,661 Novanta, Inc.
a
904,841
6,238 Onto Innovation, Inc.
a
1,279,227
13,176 Rambus, Inc.
a
1,133,531
10,926 Silicon Laboratories, Inc.
a
2,274,247
4,003 SiTime Corporation
a
1,382,436
7,923 TTM Technologies, Inc.
a
771,859
Total 25,365,371
Materials  4.1%
8,243 Balchem Corporation 1,397,024
23,902 Constellium SE
a
587,511
44,382 Element Solutions, Inc. 1,515,201
72,707 Ivanhoe Mines, Ltd.
a
621,441
10,800 Louisiana-Pacific Corporation 785,700
Total 4,906,877
Real Estate  0.8%
16,141 Terreno Realty Corporation 991,380
Total 991,380
Total Common Stock
(cost $102,081,249) 116,051,217
Shares
Registered Investment
Companies   2.4% Value
U.S. Unaffiliated   2.4%
8,572 iShares Biotechnology ETF 1,447,382
9,259 iShares Expanded Tech-Software
Sector ETF
a
741,183

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  2.4% Value
U.S. Unaffiliated   2.4%  - continued
5,302 State Street SPDR S&P Biotech
ETF $ 677,225
Total 2,865,790
Total Registered Investment
Companies (cost $2,852,142) 2,865,790
Shares
Collateral Held for Securities
Loaned 1.3% Value
1,507,500 Thrivent Cash Management Trust 1,507,500
Total Collateral Held for
Securities Loaned
(cost $1,507,500) 1,507,500
Shares or
Principal
Amount Short-Term Investments 0.8% Value
State Street Institutional U.S.
Government Money Market
Fund
981,783 3.602%
c
981,783
Total Short-Term Investments
(cost $981,783) 981,783
Total Investments (cost
$107,422,674) 100.8% $121,406,290
Other Assets and Liabilities, Net
(0.8%) (921,213)
Total Net Assets 100.0% $120,485,077
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 1,477,665
Total lending $1,477,665
Gross amount payable upon return of
collateral for securities loaned $1,507,500
Net amounts due to counterparty $29,835
Definitions:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 12,669,893 12,669,893 – –
Consumer Staples 4,285,153 4,285,153 – –
Energy 3,369,341 3,369,341 – –
Financials 7,867,855 7,867,855 – –
Health Care 21,498,835 21,498,835 – –
Industrials 35,096,512 35,096,512 – –
Information Technology 25,365,371 25,365,371 – –
Materials 4,906,877 4,285,436 621,441 –
Real Estate 991,380 991,380 – –
Registered Investment Companies
U.S. Unaffiliated 2,865,790 2,865,790 – –
Short-Term Investments 981,783 981,783 – –
Subtotal Investments in Securities $119,898,790 $119,277,349 $621,441 $–
Other Investments  * Total
Collateral Held for Securities Loaned 1,507,500
Subtotal Other Investments $1,507,500
Total Investments at Value $121,406,290
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $– $3,836 $2,328 $1,508 1,508 1.3%
Total Collateral Held for Securities Loaned – 1,508 1.3
Total Value $– $1,508
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $ – $– $ – $0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.1% Value
Communications Services  3.7%
3,084 Cable One, Inc.
a
$ 281,292
54,224 CarGurus, Inc.
a
1,846,327
68,878 Cinemark Holdings, Inc. 1,964,401
31,681 Cogent Communications Holdings 596,870
89,254 DoubleVerify Holdings, Inc.
a
847,913
51,820 Gogo, Inc.
a
208,316
43,511 IAC, Inc.
a
1,741,745
70,057 Iridium Communications, Inc. 1,943,381
26,892 John Wiley and Sons, Inc. 1,024,585
629,809 Lumen Technologies, Inc.
a
4,377,172
11,999 Madison Square Garden Sports
Corporation
a
3,856,479
157,569 Match Group, Inc. 4,838,944
38,042 QuinStreet, Inc.
a
456,884
15,279 Scholastic Corporation
b
596,798
30,414 Shenandoah Telecommunications
Company 468,984
17,403 Shutterstock, Inc.
c
289,064
17,775 Sphere Entertainment Company
a
2,086,785
65,600 Telephone and Data Systems, Inc. 2,761,760
76,407 Tripadvisor, Inc.
a
814,499
119,662 Uniti Group, Inc.
a
1,122,430
97,036 Versant Media Group, Inc.
a
3,592,273
38,992 Yelp, Inc.
a
964,662
26,368 Ziff Davis, Inc.
a
1,106,401
179,320 ZoomInfo Technologies, Inc.
a
1,072,334
Total 38,860,299
Consumer Discretionary  13.3%
44,508 Academy Sports and Outdoors,
Inc. 2,512,477
18,403 Acushnet Holdings Corporation 1,720,312
52,291 Adient plc
a
1,056,801
339,125 ADT, Inc. 2,228,051
40,064 Advance Auto Parts, Inc. 2,113,376
105,224 American Eagle Outfitters, Inc. 1,757,241
12,977 Asbury Automotive Group, Inc.
a
2,535,836
14,107 BJ's Restaurants, Inc.
a
495,156
20,304 Boot Barn Holdings, Inc.
a
2,971,693
29,069 Brinker International, Inc.
a
4,150,181
20,104 Buckle, Inc. 1,012,437
136,236 Caesars Entertainment, Inc.
a
3,600,718
93,280 Callaway Golf Company
a
1,294,726
94,646 CarMax, Inc.
a
3,935,381
24,328 Carter's, Inc. 869,969
5,180 Cavco Industries, Inc.
a
2,508,622
16,870 Century Communities, Inc. 968,001
36,913 Champion Homes, Inc.
a
2,745,220
30,607 Cheesecake Factory, Inc. 1,675,733
23,034 Covista, Inc.
a
2,654,669
14,904 Cracker Barrel Old Country Store,
Inc. 418,951
74,958 Dana, Inc. 2,522,337
157,512 Dauch Corporation
a
934,046
18,564 Dorman Products, Inc.
a
1,937,339
19,172 Dream Finders Homes, Inc.
a
266,874
15,456 Ethan Allen Interiors, Inc. 344,051
65,884 Etsy, Inc.
a
3,292,882
27,901 Fox Factory Holding Corporation
a
459,250
48,134 Frontdoor, Inc.
a
2,544,363
20,348 Gentherm, Inc.
a
565,267
24,781 G-III Apparel Group, Ltd. 686,434
13,105 Golden Entertainment, Inc. 349,772
20,355 Green Brick Partners, Inc.
a
1,311,880
7,874 Group 1 Automotive, Inc. 2,603,381
Shares Common Stock  98.1% Value
Consumer Discretionary  13.3% - continued
15,117 Installed Building Products, Inc. $ 4,008,273
74,884 Kohl's Corporation
b
966,004
34,140 Kontoor Brands, Inc. 2,399,701
89,511 Laureate Education, Inc.
a
3,118,563
27,533 La-Z-Boy, Inc. 884,911
16,152 LCI Industries 1,986,373
90,399 Leggett & Platt, Inc. 893,142
13,556 LGI Homes, Inc.
a
535,869
101,558 Life Time Group Holdings, Inc.
a
2,735,973
170,848 LKQ Corporation 5,017,806
17,453 M/I Homes, Inc.
a
2,137,120
12,939 MarineMax, Inc.
a
350,129
18,483 Marriott Vacations Worldwide
Corporation 1,203,613
20,776 Matthews International Corporation 536,436
44,588 Meritage Homes Corporation 2,757,322
65,593 Mister Car Wash, Inc.
a
457,183
34,662 Mohawk Industries, Inc.
a
3,412,821
8,088 Monarch Casino & Resort, Inc. 773,213
20,038 Monro, Inc. 321,410
52,938 National Vision Holdings, Inc.
a
1,371,094
279,797 Newell Brands, Inc. 959,704
68,051 OneSpaWorld Holdings, Ltd. 1,561,770
9,334 Oxford Industries, Inc.
b
359,452
21,886 Papa John's International, Inc. 709,325
22,211 Patrick Industries, Inc. 2,466,976
85,013 PENN Entertainment, Inc.
a
1,277,745
40,358 Perdoceo Education Corporation 1,501,721
25,307 Phinia, Inc. 1,732,011
14,348 Pursuit Attractions and Hospitality,
Inc.
a
525,567
32,400 Red Rock Resorts, Inc. 1,728,864
263,568 Sabre Corporation
a
382,174
64,751 Sally Beauty Holdings, Inc.
a
896,801
26,869 Shake Shack, Inc.
a
2,377,100
27,155 Signet Jewelers, Ltd. 2,298,399
67,731 Six Flags Entertainment
Corporation
a
1,202,225
9,903 Sonic Automotive, Inc. 679,049
80,680 Sonos, Inc.
a
1,081,112
13,950 Standard Motor Products, Inc. 484,623
48,497 Steven Madden, Ltd. 1,645,018
15,513 Strategic Education, Inc. 1,286,959
28,049 Stride, Inc.
a
2,473,080
56,389 Tri Pointe Homes, Inc.
a
2,635,058
126,041 Under Armour, Inc., Class A
a
744,902
79,789 Under Armour, Inc., Class C
a
461,978
18,206 United Parks & Resorts, Inc.
a,b
594,608
34,786 Upbound Group, Inc. 627,887
35,915 Urban Outfitters, Inc.
a
2,275,215
53,577 Victoria's Secret & Company
a
2,483,830
105,482 Wendy's Company
b
733,100
1,974 Winmark Corporation 843,984
18,837 Winnebago Industries, Inc. 583,759
54,712 Wolverine World Wide, Inc. 892,900
16,813 XPEL, Inc.
a
744,143
Total 138,161,422
Consumer Staples  2.8%
22,425 Andersons, Inc. 1,609,666
29,899 Cal-Maine Foods, Inc. 2,366,506
5,410 Central Garden & Pet Company
a
198,926
34,051 Central Garden & Pet Company,
Class A
a
1,103,933
24,170 Chefs' Warehouse, Inc.
a
1,436,907

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.1% Value
Consumer Staples  2.8% - continued
31,183 Edgewell Personal Care Company $ 665,445
40,674 Energizer Holdings, Inc. 667,867
22,004 Fresh Del Monte Produce, Inc. 885,881
32,578 Freshpet, Inc.
a
1,920,799
65,504 Grocery Outlet Holding
Corporation
a
461,803
12,200 Interparfums, Inc. 1,108,248
10,152 J & J Snack Foods Corporation 804,749
6,067 John B. Sanfilippo & Son, Inc. 481,295
92,698 Lamb Weston Holdings, Inc. 3,917,417
15,625 National Beverage Corporation
a
525,781
16,852 PriceSmart, Inc. 2,536,226
36,504 Reynolds Consumer Products, Inc. 773,155
56,849 Simply Good Foods Company
a
815,783
13,514 Tootsie Roll Industries, Inc. 577,318
40,671 United Natural Foods, Inc.
a
1,832,635
16,635 Universal Corporation 876,665
29,134 Vita Coco Company, Inc.
a
1,395,810
24,805 Vital Farms, Inc.
a
350,247
9,002 WD-40 Company 1,835,868
Total 29,148,930
Energy  6.2%
117,055 Archrock, Inc. 4,073,514
51,308 Atlas Energy Solutions, Inc. 673,161
16,794 Bristow Group, Inc. 787,471
45,949 Cactus, Inc. 2,176,604
52,444 California Resources Corporation 3,630,174
52,814 Comstock Resources, Inc.
a
1,113,319
31,080 Core Laboratories, Inc. 521,833
34,201 Core Natural Resources, Inc. 3,581,871
162,197 Crescent Energy Company 2,189,659
20,131 CVR Energy, Inc.
a
677,408
24,537 Dorian LPG, Ltd. 839,165
91,300 Helix Energy Solutions Group, Inc.
a
902,957
66,647 Helmerich & Payne, Inc. 2,401,291
25,765 Innovex International, Inc.
a
628,408
27,036 International Seaways, Inc. 1,970,384
30,343 Kinetik Holdings, Inc.
b
1,468,905
55,477 Kodiak Gas Services, Inc. 3,235,419
108,165 Liberty Energy, Inc. 3,115,152
120,734 Magnolia Oil & Gas Corporation 3,811,572
83,946 Noble Corporation plc 4,119,230
69,654 Northern Oil and Gas, Inc. 2,035,986
66,598 Oceaneering International, Inc.
a
2,362,231
33,568 Par Pacific Holdings, Inc.
a
2,102,700
230,547 Patterson-UTI Energy, Inc. 2,496,824
81,165 Peabody Energy Corporation 2,674,387
18,908 REX American Resources
Corporation
a
861,638
59,354 RPC, Inc. 420,226
151,083 SM Energy Company 4,710,768
83,964 Talos Energy, Inc.
a
1,323,273
30,766 Tidewater, Inc.
a
2,570,499
37,084 World Kinect Corporation 855,528
Total 64,331,557
Financials  17.9%
17,638 Acadian Asset Management, Inc. 959,860
56,059 Adamas Trust, Inc. 412,594
42,862 Ameris Bancorp 3,342,807
12,624 AMERISAFE, Inc. 420,758
87,588 Apollo Commercial Real Estate
Finance, Inc. 924,929
130,631 Arbor Realty Trust, Inc. 1,007,165
Shares Common Stock  98.1% Value
Financials  17.9% - continued
74,689 ARMOUR Residential REIT, Inc. $ 1,245,812
47,032 Artisan Partners Asset
Management, Inc. 1,711,494
28,916 Assured Guaranty, Ltd. 2,356,076
94,632 Atlantic Union Bankshares
Corporation 3,382,148
37,831 Axos Financial, Inc.
a
3,219,040
89,605 Banc of California, Inc. 1,575,256
13,879 BancFirst Corporation 1,505,871
28,271 Bancorp, Inc.
a
1,519,001
26,556 Bank of Hawaii Corporation 1,971,783
49,485 BankUnited, Inc. 2,234,743
22,760 Banner Corporation 1,381,077
55,945 Beacon Financial Corporation 1,678,350
242,403 BGC Group, Inc. 2,370,701
105,871 Blackstone Mortgage Trust, Inc. 2,027,430
29,436 Bread Financial Holdings, Inc. 2,204,462
79,734 Capitol Federal Financial, Inc. 568,503
44,855 Cathay General Bancorp 2,236,470
17,604 Central Pacific Financial
Corporation 562,624
9,618 City Holding Company 1,149,543
18,385 Cohen & Steers, Inc. 1,149,982
35,164 Community Financial System, Inc. 2,062,369
21,224 Customers Bancorp, Inc.
a
1,473,158
85,050 CVB Financial Corporation 1,649,119
27,228 Dime Community Bancshares, Inc. 920,851
17,713 Donnelley Financial Solutions, Inc.
a
834,991
18,447 Eagle Bancorp, Inc. 458,777
83,200 Ellington Financial, Inc.
b
985,920
15,004 Employers Holdings, Inc. 617,265
19,276 Enact Holdings, Inc. 786,654
14,888 Encore Capital Group, Inc.
a
1,043,947
16,497 Enova International, Inc.
a
2,240,787
42,708 EVERTEC, Inc. 1,205,220
39,199 EZCORP, Inc.
a
994,871
26,944 FB Financial Corporation 1,399,471
103,848 First Bancorp/Puerto Rico 2,218,193
27,677 First Bancorp/Southern Pines, NC 1,559,599
68,417 First Commonwealth Financial
Corporation 1,202,771
69,061 First Financial Bancorp 1,925,421
81,892 First Hawaiian, Inc. 2,017,819
58,713 First Interstate BancSystem, Inc. 1,961,014
54,436 Franklin BSP Realty Trust, Inc. 462,162
127,802 Fulton Financial Corporation 2,599,493
266,568 Genworth Financial, Inc.
a
2,164,532
16,626 Goosehead Insurance, Inc.
a
709,265
85,200 HA Sustainable Infrastructure
Capital, Inc. 3,131,100
19,781 Hanmi Financial Corporation 521,427
7,170 HCI Group, Inc. 1,108,554
27,450 Heritage Financial Corporation 713,700
27,819 Hilltop Holdings, Inc. 996,477
85,572 Hope Bancorp, Inc. 955,839
27,156 Horace Mann Educators
Corporation 1,159,018
33,092 Independent Bank Corporation/MA 2,488,849
47,268 Jackson Financial, Inc. 4,997,173
39,191 Kemper Corporation 1,197,677
16,834 Lakeland Financial Corporation 965,935
112,833 Lincoln National Corporation 4,005,571
24,811 MarketAxess Holdings, Inc. 4,093,319
19,605 Merchants Bancorp/IN 841,251
17,746 Mercury General Corporation 1,564,310
49,391 Moelis & Company 2,815,287

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.1% Value
Financials  17.9% - continued
30,072 National Bank Holdings
Corporation $ 1,177,619
44,214 Navient Corporation 361,670
34,919 NBT Bancorp, Inc. 1,486,851
49,329 NCR Atleos Corporation
a
2,149,758
50,750 NMI Holdings, Inc.
a
1,903,632
97,523 Northwest Bancshares, Inc. 1,237,567
28,873 OFG Bancorp 1,168,202
17,690 Palomar Holdings, Inc.
a
2,113,955
10,733 Park National Corporation 1,754,309
14,527 Pathward Financial, Inc. 1,296,244
192,706 Payoneer Global, Inc.
a
930,770
58,081 PennyMac Mortgage Investment
Trust 677,224
46,044 Piper Sandler Companies 3,524,668
16,225 PJT Partners, Inc. 2,266,957
26,042 PRA Group, Inc.
a
455,735
7,560 Preferred Bank/Los Angeles, CA 685,616
34,318 ProAssurance Corporation
a
848,341
26,396 PROG Holdings, Inc. 757,301
87,185 Provident Financial Services, Inc. 1,844,835
90,435 Radian Group, Inc. 2,991,590
83,074 Redwood Trust, Inc. 466,045
63,168 Renasant Corporation 2,282,260
371,028 Rithm Capital Corporation 3,517,345
24,966 S&T Bancorp, Inc. 1,044,328
9,942 Safety Insurance Group, Inc. 722,187
64,648 Seacoast Banking Corporation of
Florida 1,958,188
33,544 ServisFirst Bancshares, Inc. 2,443,009
11,398 Sezzle, Inc.
a
721,379
96,625 Simmons First National
Corporation 1,879,356
69,394 SiriusPoint, Ltd.
a
1,494,747
18,649 Southside Bancshares, Inc. 579,797
30,493 Stellar Bancorp, Inc. 1,116,349
49,215 StepStone Group, Inc. 2,348,540
20,173 Stewart Information Services
Corporation 1,242,253
46,673 StoneX Group, Inc.
a
3,764,177
8,426 Tompkins Financial Corporation 664,306
15,088 Triumph Financial, Inc.
a
900,150
22,596 Trupanion, Inc.
a
578,684
12,034 TrustCo Bank Corporation NY 526,849
39,389 Trustmark Corporation 1,659,852
69,956 Two Harbors Investment
Corporation 798,898
80,497 United Community Banks, Inc. 2,534,851
14,646 United Fire Group, Inc. 542,781
31,686 Victory Capital Holdings, Inc. 2,074,799
53,273 Virtu Financial, Inc. 2,342,947
4,237 Virtus Investment Partners, Inc. 569,241
50,637 WaFd, Inc. 1,590,002
22,737 Walker & Dunlop, Inc. 1,009,068
16,435 Westamerica Bancorporation 857,085
212,146 Western Union Company 1,852,035
76,687 WisdomTree, Inc. 1,116,563
1,904 World Acceptance Corporation
a
257,116
35,650 WSFS Financial Corporation 2,333,649
Total 185,589,315
Health Care  11.0%
61,580 Acadia Healthcare Company, Inc.
a
1,440,356
83,565 ACADIA Pharmaceuticals, Inc.
a
1,860,157
71,631 AdaptHealth Corporation
a
852,409
Shares Common Stock  98.1% Value
Health Care  11.0% - continued
12,174 Addus HomeCare Corporation
a
$ 1,140,095
158,856 ADMA Biologics, Inc.
a
1,431,293
110,212 Alkermes plc
a
3,897,096
25,640 AMN Healthcare Services, Inc.
a
470,238
113,307 Amneal Pharmaceuticals, Inc.
a
1,408,406
23,618 Amphastar Pharmaceuticals, Inc.
a
462,677
12,000 ANI Pharmaceuticals, Inc.
a
922,800
68,407 Apellis Pharmaceuticals, Inc.
a
2,752,014
56,582 Arcus Biosciences, Inc.
a
1,222,171
28,102 Artivion, Inc.
a
1,029,095
28,798 Astrana Health, Inc.
a
706,127
30,984 Avanos Medical, Inc.
a
434,086
27,363 Azenta, Inc.
a
578,180
26,031 BioLife Solutions, Inc.
a
496,671
88,357 BrightSpring Health Services, Inc.
a
3,764,892
77,119 Catalyst Pharmaceuticals, Inc.
a
1,909,466
79,733 Certara, Inc.
a
454,478
21,100 Collegium Pharmaceutical, Inc.
a
697,777
79,562 Concentra Group Holdings Parent,
Inc. 1,706,605
20,671 CONMED Corporation 730,927
62,487 Corcept Therapeutics, Inc.
a
2,518,851
20,828 CorVel Corporation
a
1,138,250
73,399 Cytek Biosciences, Inc.
a
320,754
39,528 Embecta Corporation 349,428
38,172 Enovis Corporation
a
868,413
61,675 Fortrea Holdings, Inc.
a
580,978
38,337 Glaukos Corporation
a
4,127,361
26,526 Harmony Biosciences Holdings,
Inc.
a
742,993
15,842 HealthStream, Inc. 328,088
16,478 ICU Medical, Inc.
a
2,128,134
83,338 Indivior Pharmaceuticals, Inc.
a
2,540,142
47,411 Innoviva, Inc.
a
1,104,676
17,359 Inspire Medical Systems, Inc.
a
895,377
23,387 Integer Holdings Corporation
a
2,058,056
44,713 Integra LifeSciences Holdings
Corporation
a,b
421,196
17,226 Krystal Biotech, Inc.
a
4,449,820
13,931 LeMaitre Vascular, Inc. 1,520,847
13,138 Ligand Pharmaceuticals, Inc.
a
2,623,002
39,575 Merit Medical Systems, Inc.
a
2,727,905
34,375 Molina Healthcare, Inc.
a
4,582,187
8,285 National HealthCare Corporation 1,323,114
145,192 Neogen Corporation
a
1,348,834
86,363 NeoGenomics, Inc.
a
640,813
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,d
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,d
1
29,954 Omnicell, Inc.
a
999,865
173,529 Organon & Company 1,039,439
27,434 Pacira Pharmaceuticals, Inc.
a
620,008
56,189 Pediatrix Medical Group, Inc.
a
1,201,883
91,860 Perrigo Company plc 986,576
13,766 Phibro Animal Health Corporation 761,397
31,585 Prestige Consumer Healthcare,
Inc.
a
1,872,043
77,175 Privia Health Group, Inc.
a
1,587,490
53,517 Progyny, Inc.
a
908,719
39,225 Protagonist Therapeutics, Inc.
a
4,134,315
53,590 PTC Therapeutics, Inc.
a
3,651,087
45,343 QuidelOrtho Corporation
a,b
744,985
46,493 RadNet, Inc.
a
2,598,494
69,943 Sarepta Therapeutics, Inc.
a
1,521,960
37,456 Schrodinger, Inc./United States
a
425,500

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.1% Value
Health Care  11.0% - continued
73,554 Select Medical Holdings
Corporation $ 1,198,195
33,202 STAAR Surgical Company
a
620,877
38,272 Supernus Pharmaceuticals, Inc.
a
1,978,280
45,256 Tandem Diabetes Care, Inc.
a
867,558
29,498 Teleflex, Inc. 3,528,256
90,752 TG Therapeutics, Inc.
a
3,014,781
22,810 TransMedics Group, Inc.
a
2,267,542
10,149 U.S. Physical Therapy, Inc. 760,769
5,148 UFP Technologies, Inc.
a
996,653
52,763 Veracyte, Inc.
a
1,699,496
33,757 Vericel Corporation
a
1,085,963
75,342 Vir Biotechnology, Inc.
a
675,064
76,620 Waystar Holding Corporation
a
1,847,308
47,664 Xencor, Inc.
a
574,828
Total 113,876,568
Industrials  17.3%
26,057 AAR Corporation
a
2,852,199
39,113 ABM Industries, Inc. 1,506,633
70,294 Air Lease Corporation 4,564,892
7,197 Alamo Group, Inc. 1,187,289
19,157 Albany International Corporation 1,000,187
8,980 Allegiant Travel Company
a
727,739
102,576 Amentum Holdings, Inc.
a
2,675,182
9,724 American Woodmark Corporation
a
387,307
14,358 Apogee Enterprises, Inc. 481,567
14,918 ArcBest Corporation 1,467,334
32,736 Arcosa, Inc. 3,474,599
9,260 Argan, Inc. 5,043,459
28,787 Armstrong World Industries, Inc. 4,744,098
15,269 Astec Industries, Inc. 822,083
19,928 AZZ, Inc. 2,493,591
24,726 Boise Cascade Company 1,875,467
29,127 Brady Corporation 2,366,277
41,721 Casella Waste Systems, Inc.
a
3,310,144
66,782 CoreCivic, Inc.
a
1,262,848
18,032 CSG Systems International, Inc. 1,441,478
10,993 CSW Industrials, Inc. 2,864,556
30,042 Deluxe Corporation 827,357
123,924 DNOW, Inc.
a
1,475,935
8,477 DXP Enterprises, Inc.
a
1,184,491
35,226 Enerpac Tool Group Corporation 1,284,692
14,061 EnPro, Inc. 3,524,390
53,834 Enviri Corporation
a
1,056,223
17,285 ESCO Technologies, Inc. 4,863,480
34,046 Everus Construction Group, Inc.
a
4,019,471
40,589 Federal Signal Corporation 4,389,294
14,808 Forward Air Corporation
a
247,442
25,550 Franklin Electric Company, Inc. 2,354,944
169,440 Gates Industrial Corporation plc
a
3,831,038
91,259 GEO Group, Inc.
a
1,534,064
19,719 Gibraltar Industries, Inc.
a
786,197
29,033 Granite Construction, Inc. 3,480,476
20,616 Greenbrier Companies, Inc. 1,085,432
26,116 Griffon Corporation 1,898,111
133,170 Hayward Holdings, Inc.
a
1,781,815
47,028 Healthcare Services Group, Inc.
a
872,369
30,499 Heartland Express, Inc. 317,190
83,193 Hertz Global Holdings, Inc.
a,b
383,520
46,291 HNI Corporation 1,545,656
40,435 Hub Group, Inc. 1,457,277
23,923 Insperity, Inc. 646,878
12,947 Insteel Industries, Inc. 435,149
38,975 Interface, Inc. 971,257
Shares Common Stock  98.1% Value
Industrials  17.3% - continued
34,689 JBT Marel Corporation $ 4,435,682
197,631 JetBlue Airways Corporation
a
873,529
7,861 Kadant, Inc.
b
2,298,163
50,861 Kennametal, Inc. 1,837,608
34,839 Korn Ferry 2,193,115
76,911 Legalzoom.com, Inc.
a
436,085
6,978 Lindsay Corporation 830,870
15,733 Liquidity Services, Inc.
a
480,958
265,719 Lyft, Inc.
a
3,534,063
30,903 ManpowerGroup, Inc. 910,402
38,644 Marten Transport, Ltd. 507,396
84,622 Masterbrand, Inc.
a,b
703,209
20,812 Matson, Inc. 3,411,919
35,252 Mercury Systems, Inc.
a
2,570,223
45,555 MillerKnoll, Inc. 658,725
104,383 Mueller Water Products, Inc. 2,869,489
10,361 MYR Group, Inc.
a
2,925,118
3,533 National Presto Industries, Inc. 484,233
70,928 OPENLANE, Inc.
a
2,067,551
32,618 Paycom Software, Inc. 3,964,392
98,815 Pitney Bowes, Inc. 1,091,906
6,322 Powell Industries, Inc. 3,420,708
36,065 Primoris Services Corporation 5,158,738
15,805 Proto Labs, Inc.
a
901,201
30,663 Quanex Building Products
Corporation 551,014
91,936 Resideo Technologies, Inc.
a
3,099,163
66,339 Robert Half, Inc. 1,685,011
40,478 Rush Enterprises, Inc. 2,676,001
109,595 RXO, Inc.
a
1,602,279
33,258 Schneider National, Inc. 876,681
26,768 SkyWest, Inc.
a
2,458,105
8,089 Standex International Corporation 2,061,563
35,679 Sun Country Airlines Holdings,
Inc.
a
589,417
154,880 Sunrun, Inc.
a
2,100,173
12,099 Tennant Company 803,374
32,014 Titan International, Inc.
a
221,217
53,519 Trinity Industries, Inc. 1,722,241
9,692 UniFirst Corporation/MA 2,438,410
87,208 Upwork, Inc.
a
955,800
106,504 Verra Mobility Corporation
a
1,521,942
74,862 Vestis Corporation
a
588,415
19,221 VSE Corporation 3,544,352
39,962 Werner Enterprises, Inc. 1,175,282
121,444 WillScot Holdings Corporation 2,108,268
20,835 Worthington Enterprises, Inc. 1,086,337
99,087 Zurn Elkay Water Solutions
Corporation 4,443,061
Total 179,676,466
Information Technology  12.4%
47,723 A10 Networks, Inc. 1,103,356
68,809 ACI Worldwide, Inc.
a
2,821,857
35,558 ACM Research, Inc.
a
1,399,207
73,096 Adeia, Inc. 1,756,497
17,027 Agilysys, Inc.
a
1,211,301
33,294 Alarm.com Holdings, Inc.
a
1,437,968
16,488 Alpha and Omega Semiconductor,
Ltd.
a
365,374
70,748 Arlo Technologies, Inc.
a
1,006,744
28,502 ASGN, Inc.
a
1,103,312
20,491 Axcelis Technologies, Inc.
a
1,907,302
19,670 Badger Meter, Inc. 2,996,724
23,815 Benchmark Electronics, Inc. 1,335,069

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.1% Value
Information Technology  12.4% - continued
33,354 BlackLine, Inc.
a
$ 1,234,098
95,601 Box, Inc.
a
2,260,008
40,257 Calix, Inc.
a
1,972,190
170,706 CleanSpark, Inc.
a,b
1,452,708
59,181 Clear Secure, Inc. 2,864,952
31,166 Cohu, Inc.
a
954,303
31,300 Corsair Gaming, Inc.
a
173,715
19,392 CTS Corporation 926,162
25,104 Digi International, Inc.
a
1,210,013
53,047 DigitalOcean Holdings, Inc.
a
4,550,372
30,621 Diodes, Inc.
a
2,090,189
113,310 DXC Technology Company
a
1,424,307
87,346 Enphase Energy, Inc.
a
3,302,552
17,451 ePlus, Inc. 1,313,188
89,621 Extreme Networks, Inc.
a
1,351,485
51,741 FormFactor, Inc.
a
5,018,360
44,152 Grid Dynamics Holdings, Inc.
a
251,666
74,913 Harmonic, Inc.
a
672,719
22,983 Ichor Holdings, Ltd.
a
1,071,238
17,959 Impinj, Inc.
a
1,844,389
20,689 Insight Enterprises, Inc.
a
1,386,370
30,571 Itron, Inc.
a
2,740,079
56,678 Knowles Corporation
a
1,455,491
34,927 Kulicke and Soffa Industries, Inc. 2,295,402
52,331 Life360, Inc.
a,b
2,136,151
42,134 LiveRamp Holding, Inc.
a
1,117,394
252,420 MARA Holdings, Inc.
a,b
2,059,747
54,242 MaxLinear, Inc.
a
943,268
163,304 Mirion Technologies, Inc.
a
3,035,821
49,749 N-able, Inc./US
a
232,328
23,805 Napco Security Technologies, Inc. 937,679
92,443 NCR Voyix Corporation
a
585,164
45,795 NetScout Systems, Inc.
a
1,455,823
10,336 OSI Systems, Inc.
a
2,744,311
7,583 PC Connection, Inc. 443,302
21,363 PDF Solutions, Inc.
a
698,784
31,925 Penguin Solutions, Inc.
a
561,880
39,425 Photronics, Inc.
a
1,593,164
17,879 Plexus Corporation
a
3,621,213
37,048 Power Integrations, Inc. 1,896,858
28,110 Progress Software Corporation
a
721,022
41,653 Q2 Holdings, Inc.
a
1,970,187
56,310 Qorvo, Inc.
a
4,358,394
75,296 Ralliant Corporation 3,131,561
50,609 RingCentral, Inc. 1,882,149
11,164 Rogers Corporation
a
1,198,232
36,447 Sanmina Corporation
a
4,724,989
13,191 ScanSource, Inc.
a
478,833
61,768 Semtech Corporation
a
4,749,342
39,916 SolarEdge Technologies, Inc.
a
2,037,712
82,514 Sprinklr, Inc.
a
495,084
25,170 SPS Commerce, Inc.
a
1,401,214
62,209 Teradata Corporation
a
1,594,417
30,295 Ultra Clean Holdings, Inc.
a
1,883,743
40,247 Veeco Instruments, Inc.
a
1,362,763
90,663 ViaSat, Inc.
a
4,152,365
154,444 Viavi Solutions, Inc.
a
5,139,896
82,427 Vishay Intertechnology, Inc. 1,483,686
Total 129,089,143
Materials  5.2%
7,210 Alpha Metallurgical Resources,
Inc.
a
1,479,997
21,617 Balchem Corporation 3,663,649
73,092 Celanese Corporation 4,807,261
Shares Common Stock  98.1% Value
Materials  5.2% - continued
35,514 Century Aluminum Company
a
$ 2,084,317
100,049 Chemours Company 2,204,079
76,159 Eastman Chemical Company 5,812,455
151,835 Element Solutions, Inc. 5,183,647
83,382 FMC Corporation
b
1,435,838
36,252 H.B. Fuller Company 2,236,023
13,952 Hawkins, Inc. 2,143,027
24,006 Ingevity Corporation
a
1,709,947
16,539 Innospec, Inc. 1,207,678
10,716 Kaiser Aluminum Corporation 1,291,385
13,092 Koppers Holdings, Inc. 506,399
13,841 Materion Corporation 2,002,101
23,908 Metallus, Inc.
a
390,657
20,781 Minerals Technologies, Inc. 1,473,789
101,697 O-I Glass, Inc.
a
1,068,835
9,143 Quaker Chemical Corporation 1,135,835
98,299 Sealed Air Corporation 4,133,473
28,356 Sensient Technologies Corporation 2,451,093
14,343 Stepan Company 716,863
22,091 Sylvamo Corporation 933,124
35,089 Warrior Met Coal, Inc. 3,268,540
21,704 Worthington Steel, Inc. 658,716
Total 53,998,728
Real Estate  6.0%
87,463 Acadia Realty Trust 1,672,293
31,601 American Assets Trust, Inc. 581,774
146,854 Apple Hospitality REIT, Inc. 1,690,290
11,149 Centerspace 640,510
64,704 Curbline Properties Corporation 1,668,716
154,588 Cushman & Wakefield, Ltd.
a
1,895,249
135,965 DiamondRock Hospitality
Company 1,273,992
111,777 Douglas Emmett, Inc. 1,052,939
29,208 Easterly Government Properties,
Inc. 625,927
140,088 Essential Properties Realty Trust,
Inc. 4,253,072
60,431 eXp World Holdings, Inc. 361,982
73,253 Four Corners Property Trust, Inc. 1,732,433
36,733 Getty Realty Corporation 1,168,109
131,596 Global Net Lease, Inc. 1,231,739
73,377 Highwoods Properties, Inc. 1,571,002
18,705 Innovative Industrial Properties,
Inc. 938,243
39,502 JBG SMITH Properties 577,124
80,082 Kennedy-Wilson Holdings, Inc. 866,487
31,782 LTC Properties, Inc. 1,181,019
39,432 LXP Industrial Trust 1,824,124
170,950 Macerich Company 3,230,955
15,895 Marcus and Millichap, Inc. 422,648
329,211 Medical Properties Trust, Inc. 1,524,247
102,914 Millrose Properties, Inc. 2,881,592
14,560 NexPoint Residential Trust, Inc. 364,000
97,113 Outfront Media, Inc. 2,573,495
75,823 Pebblebrook Hotel Trust 957,644
83,969 Phillips Edison and Company, Inc. 3,142,120
42,054 Ryman Hospitality Properties 3,880,323
30,654 Safehold, Inc. 414,749
8,310 Saul Centers, Inc. 270,740
47,497 SL Green Realty Corporation 1,754,539
26,595 St. Joe Company 1,670,166
126,755 Sunstone Hotel Investors, Inc. 1,142,063
76,833 Tanger, Inc. 2,610,785
69,536 Terreno Realty Corporation 4,270,901

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock  98.1% Value
Real Estate  6.0% - continued
8,520 Universal Health Realty Income
Trust $ 344,804
84,073 Urban Edge Properties 1,679,779
54,214 Veris Residential, Inc. 1,023,018
29,968 Whitestone REIT 483,983
63,281 Xenia Hotels & Resorts, Inc. 938,457
Total 62,388,032
Utilities  2.3%
25,841 American States Water Company 1,954,096
54,314 Avista Corporation 2,180,164
39,775 California Water Service Group 1,803,399
15,787 Chesapeake Utilities Corporation 1,995,003
23,104 Clearway Energy, Inc., Class A 904,984
56,632 Clearway Energy, Inc., Class C 2,225,071
24,936 H2O America
b
1,462,995
115,219 Hawaiian Electric Industries, Inc.
a
1,709,850
136,419 MDU Resources Group, Inc. 2,826,602
24,391 MGE Energy, Inc. 1,885,180
12,240 Middlesex Water Company 637,092
27,705 Northwest Natural Holding
Company 1,474,460
27,972 Otter Tail Corporation 2,455,103
12,004 Unitil Corporation 627,089
Total 24,141,088
Total Common Stock
(cost $778,694,951) 1,019,261,548
Shares
Registered Investment
Companies   1.6% Value
U.S. Unaffiliated   1.6%
137,286 iShares Core S&P Small-Cap ETF 17,066,023
Total 17,066,023
Total Registered Investment
Companies (cost $16,973,735) 17,066,023
Shares
Collateral Held for Securities
Loaned 1.5% Value
15,700,005 Thrivent Cash Management Trust 15,700,005
Total Collateral Held for
Securities Loaned
(cost $15,700,005) 15,700,005
Shares or
Principal
Amount Short-Term Investments 0.2% Value
Federal Home Loan Bank Discount
Notes
300,000 3.600%, 5/8/2026
e,f
298,857
State Street Institutional U.S.
Government Money Market
Fund
1,320,282 3.602%
e
1,320,282
Total Short-Term Investments
(cost $1,619,172) 1,619,139
Total Investments (cost
$812,987,863) 101.4% $1,053,646,715
Other Assets and Liabilities, Net
(1.4%) (14,727,240)
Total Net Assets 100.0% $1,038,919,475
a Non-income producing security.
b All or a portion of the security is on loan.
c Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 15,754,741
Total lending $15,754,741
Gross amount payable upon return of
collateral for securities loaned $15,700,005
Net amounts due to counterparty $(54,736)
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 38,860,299 38,860,299 – –
Consumer Discretionary 138,161,422 138,161,422 – –
Consumer Staples 29,148,930 29,148,930 – –
Energy 64,331,557 64,331,557 – –
Financials 185,589,315 185,589,315 – –
Health Care 113,876,568 113,876,566 – 2
Industrials 179,676,466 179,676,466 – –
Information Technology 129,089,143 129,089,143 – –
Materials 53,998,728 53,998,728 – –
Real Estate 62,388,032 62,388,032 – –
Utilities 24,141,088 24,141,088 – –
Registered Investment Companies
U.S. Unaffiliated 17,066,023 17,066,023 – –
Short-Term Investments 1,619,139 1,320,282 298,857 –
Subtotal Investments in Securities $1,037,946,710 $1,037,647,851 $298,857 $2
Other Investments  * Total
Collateral Held for Securities Loaned 15,700,005
Subtotal Other Investments $15,700,005
Total Investments at Value $1,053,646,715
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 10,654 10,654 – –
Total Liability Derivatives $10,654 $10,654 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of March 31, 2026. Investments and/or cash totaling $298,857 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 June 2026 $ 2,522,854 ( $ 10,654)
Total Futures Long Contracts $ 2,522,854 ( $ 10,654)
Total Futures Contracts $ 2,522,854 ($10,654)

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $15,767 $83,216 $83,283 $15,700 15,700 1.5%
Total Collateral Held for Securities Loaned 15,767 15,700 1.5
Total Value $15,767 $15,700
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $ – $– $ – $10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.8% Value
Consumer Discretionary  12.3%
201,298 Advance Auto Parts, Inc. $ 10,618,469
71,156 Boot Barn Holdings, Inc.
a
10,414,392
189,448 Build-A-Bear Workshop, Inc. 7,094,827
89,653 Churchill Downs, Inc. 8,053,529
425,900 Life Time Group Holdings, Inc.
a
11,473,746
16,911 Murphy USA, Inc. 8,353,527
171,024 SharkNinja, Inc.
a
18,111,442
67,950 Texas Roadhouse, Inc. 11,221,263
262,556 Universal Technical Institute, Inc.
a
9,478,272
37,676 Wingstop, Inc. 5,838,650
86,370 Wynn Resorts, Ltd. 8,770,873
Total 109,428,990
Consumer Staples  4.0%
187,391 John B. Sanfilippo & Son, Inc. 14,865,728
43,041 Marzetti Company 5,953,862
172,689 Turning Point Brands, Inc. 14,987,678
Total 35,807,268
Energy  4.6%
74,374 Expand Energy Corporation 8,164,778
221,379 Matador Resources Company 13,986,725
873,393 Patterson-UTI Energy, Inc. 9,458,846
139,095 TechnipFMC plc 9,615,637
Total 41,225,986
Financials  15.5%
271,639 Ally Financial, Inc. 10,656,398
281,864 Atlantic Union Bankshares
Corporation 10,073,819
508,810 Bridgewater Bancshares, Inc.
a
9,005,937
283,936 Donnelley Financial Solutions, Inc.
a
13,384,743
99,453 Enterprise Financial Services
Corporation 5,381,402
85,562 Federal Agricultural Mortgage
Corporation 12,693,123
67,565 Houlihan Lokey, Inc. 9,703,685
472,773 Old National Bancorp 10,448,283
352,620 Old Republic International
Corporation 14,069,538
43,190 SouthState Bank Corporation 3,995,939
261,651 Triumph Financial, Inc.
a
15,610,099
735,132 Valley National Bancorp 9,027,421
97,088 Wintrust Financial Corporation 13,489,407
Total 137,539,794
Health Care  12.4%
118,383 BioMarin Pharmaceutical, Inc.
a
6,687,456
202,401 BrightSpring Health Services, Inc.
a
8,624,307
607,878 Concentra Group Holdings Parent,
Inc. 13,038,983
127,614 Encompass Health Corporation 12,344,102
85,012 ICU Medical, Inc.
a
10,979,300
20,501 Medpace Holdings, Inc.
a
9,844,375
37,710 Penumbra, Inc.
a,b
12,382,833
73,511 Repligen Corporation
a
8,661,066
265,677 Twist Bioscience Corporation
a
12,624,971
42,989 UFP Technologies, Inc.
a
8,322,670
256,908 Waystar Holding Corporation
a
6,194,052
Total 109,704,115
Industrials  19.0%
27,654 Acuity, Inc. 7,749,204
42,440 Applied Industrial Technologies,
Inc. 11,260,181
Shares Common Stock  96.8% Value
Industrials  19.0% - continued
229,084 Badger Infrastructure Solutions,
Ltd. $ 10,216,642
396,589 Barrett Business Services, Inc. 11,572,467
71,326 BWX Technologies, Inc. 14,585,454
42,842 CECO Environmental Corporation
a
2,552,526
33,081 CRA International, Inc. 5,355,152
34,427 CSW Industrials, Inc. 8,970,988
188,606 Enerpac Tool Group Corporation 6,878,461
209,264 Helios Technologies, Inc. 13,541,473
152,659 ICF International, Inc. 9,967,106
28,186 IES Holdings, Inc.
a
13,429,783
175,769 Korn Ferry 11,064,659
117,675 Limbach Holdings, Inc.
a
9,184,534
43,879 Modine Manufacturing Company
a
9,509,018
44,765 Moog, Inc. 13,100,030
34,879 WESCO International, Inc. 9,543,592
Total 168,481,270
Information Technology  15.0%
10,710 Cohu, Inc.
a
327,940
202,051 Crane NXT Company 8,201,250
26,939 Fabrinet
a
14,049,227
376,442 GPGI, Inc. 6,437,158
300,101 JFrog, Ltd.
a
14,083,740
54,554 Littelfuse, Inc. 18,512,900
58,018 Onto Innovation, Inc.
a
11,897,751
341,742 Pegasystems, Inc. 14,544,540
60,783 Plexus Corporation
a
12,310,989
69,020 Silicon Laboratories, Inc.
a
14,366,513
191,268 TTM Technologies, Inc.
a
18,633,329
Total 133,365,337
Materials  6.2%
220,757 Ashland, Inc. 12,276,297
388,360 Element Solutions, Inc. 13,258,610
190,839 Greif, Inc. 12,799,572
1,024,387 Ivanhoe Mines, Ltd.
a
8,755,633
106,134 Louisiana-Pacific Corporation 7,721,249
Total 54,811,361
Real Estate  4.0%
136,042 Agree Realty Corporation 10,254,846
178,668 Equity Lifestyle Properties, Inc. 11,152,457
231,641 Terreno Realty Corporation 14,227,390
Total 35,634,693
Utilities  3.8%
25,541 Northwestern Energy Group, Inc. 1,684,173
59,792 Pinnacle West Capital Corporation 6,024,044
229,168 Portland General Electric
Company 12,093,195
149,016 Spire, Inc. 13,491,909
Total 33,293,321
Total Common Stock
(cost $745,619,653) 859,292,135
Shares
Collateral Held for Securities
Loaned 1.4% Value
12,113,700 Thrivent Cash Management Trust 12,113,700
Total Collateral Held for
Securities Loaned
(cost $12,113,700) 12,113,700

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 1.9% Value
State Street Institutional U.S.
Government Money Market
Fund
17,122,881 3.602%
c
$ 17,122,881
Total Short-Term Investments
(cost $17,122,882) 17,122,881
Total Investments (cost
$774,856,235) 100.1% $888,528,716
Other Assets and Liabilities, Net
(0.1%) (781,651)
Total Net Assets 100.0% $887,747,065
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of March 31, 2026:
Securities Lending Transactions
Common Stock $ 1,280,643
Total lending $1,280,643
Gross amount payable upon return of
collateral for securities loaned $12,113,700
Net amounts due to counterparty $10,833,057
Definitions:
plc - Public Limited Company

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2026, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 109,428,990 109,428,990 – –
Consumer Staples 35,807,268 35,807,268 – –
Energy 41,225,986 41,225,986 – –
Financials 137,539,794 137,539,794 – –
Health Care 109,704,115 109,704,115 – –
Industrials 168,481,270 158,264,628 10,216,642 –
Information Technology 133,365,337 133,365,337 – –
Materials 54,811,361 46,055,728 8,755,633 –
Real Estate 35,634,693 35,634,693 – –
Utilities 33,293,321 33,293,321 – –
Short-Term Investments 17,122,881 17,122,881 – –
Subtotal Investments in Securities $876,415,016 $857,442,741 $18,972,275 $–
Other Investments  * Total
Collateral Held for Securities Loaned 12,113,700
Subtotal Other Investments $12,113,700
Total Investments at Value $888,528,716
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
3/31/2026
Shares Held at
3/31/2026
% of Net
Assets
3/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $1,899 $134,944 $124,729 $12,114 12,114 1.4%
Total Collateral Held for Securities Loaned 1,899 12,114 1.4
Total Value $1,899 $12,114
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 3/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $ – $– $ – $9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $– $– $ –

Notes to Schedule of Investments
as of March 31, 2026
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board
of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are
marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended
mutual funds are valued at their net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the
Board, and generally utilizes the amortized cost method. Valuing securities held by Money Market on the basis of amortized cost
(which approximates fair value) involves a constant amortization of premium or accretion of discount to maturity. Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on
a
monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Portfolios may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Portfolios pursuant to valuation procedures designed by the
Committee. Private Equity Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a portfolio's investment in the Private Equity Fund when this information is readily available to the portfolio. This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the
NAV of the investment company, if it is calculated in a manner consistent with ASC 946. The Committee has determined that
for the Private Equity Funds held by the Portfolios, if the NAV of the Private Equity Fund is not readily available for the daily pricing needs of the Portfolios, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of March 31, 2026
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivatives
— Each of the Portfolios, with the exception of
the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward
contracts and hybrid instruments. Derivatives are financial
instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A
Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

Notes to Schedule of Investments
as of March 31, 2026
(unaudited)

For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call
options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the three months ended March 31, 2026, none of the
Portfolios invested in options.
Futures Contracts
— All Portfolios, with the exception of
the Money Market, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the three months ended March 31, 2026,
Aggressive Allocation, Conservative Allocation, Dynamic
Allocation, Government Bond, Income, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, Multisector Bond, and Short-Term Bond used treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.
During the three months ended March 31, 2026, Aggressive
Allocation, All Cap, Conservative Allocation, Dynamic
Allocation, Emerging Markets Equity, ESG Index, Global
Stock, International Equity, International Index, Large
Cap Index, Mid Cap Index, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, Real
Estate Securities, and Small Cap Index used equity futures to manage exposure to the equities market.
During the three months ended March 31, 2026, Global Stock
used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money
Market, may enter into spot foreign currency forward contracts.
Additionally, the Portfolios may enter into positional contracts to mitigate currency and counterparty exposure to other foreign-
currency-denominated investments. These contracts are
recorded at value and the realized- and change in unrealized-
foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed.
These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the three months ended March 31, 2026, none of
the Portfolios invested in positional foreign currency forward contracts.

Notes to Schedule of Investments
as of March 31, 2026
(unaudited)

Swap Agreements
— All Portfolios, with the exception of the
Money Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the
clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection.
The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the three months ended March 31, 2026, Conservative
Allocation, Dynamic Allocation, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, and
Multisector Bond used CDX Indices (comprised of CDSs) to help manage credit risk exposure within the Portfolio.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a marked linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.
The Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
During the three months ended March 31, 2026, Aggressive
Allocation, Conservative Allocation, Dynamic Allocation, Global
Stock, Moderate Allocation, Moderately Aggressive Allocation,

Notes to Schedule of Investments
as of March 31, 2026
(unaudited)

and Moderately Conservative Allocation used total return swaps to manage exposure to the equities market.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the
Statement of Assets and Liabilities.
As of March 31, 2026, the Portfolios have the following unfunded bank loan commitments:
Private Equity Funds
—  Typically, when a Portfolio invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the Private
Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Portfolio’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Portfolio to certain risks.
For example, the Portfolio may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Portfolio. Management recognizes these risks as potentially detrimental to the overall strategy and so the Portfolio will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of March 31, 2026, private equity capital commitments were as follows:
Additional information for the Portfolio's policy regarding
valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Portfolio
Jupiter Borrower, Inc., Term Loan $636,800
Total $636,800
Portfolio
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $120,000,000 $68,705,277 42.75%
Moderate Allocation 278,500,000 160,207,980 42.47%
Moderately Aggressive
Allocation 226,500,000 130,522,407 42.37%
Moderately Conservative
Allocation 85,000,000 49,011,340 42.34%